As filed with the Securities and Exchange Commission on February 22, 2010

Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __
Post-Effective Amendment No.

(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:

WELLS FARGO FUNDS TRUST

Area Code and Telephone Number: (800) 552-9612

Address of Principal Executive Offices, including Zip Code:

525 Market Street

San Francisco, California 94163

Name and Address of Agent for Service:

C. David Messman

c/oWellsFargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, California 94105

With copies to:

Marco E. Adelfio, Esq.

GOODWIN PROCTER LLP
901 NEW YORK AVENUE, N.W.
WASHINGTON, D.C. 20001

It is proposed that this filing will become effective on March 24, 2010 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

WELLS FARGO FUNDS TRUST

PART A

PROSPECTUS/PROXY STATEMENT

DRAFT 2/18/10

Long Term Funds (mergers)/EVG vote only

[co-branded logos]

Your Prompt Response is Requested

The enclosed document is a combined prospectus/proxy statement with proposals that pertain to certain Evergreen Funds. As a shareholder of one or more of the Funds, you are being asked to approve a merger of your fund(s) into a Wells Fargo Advantage Fund.

The voting process will only take a few minutes

Instructions for returning your proxy are enclosed. Please be sure to respond by June 8, 2010, regardless of the number of shares you own.

Highlights of proxy proposals

For your convenience, the following information highlights the principal aspects of the proposals in the proxy. Full details are provided in the prospectus/proxy statement. We encourage you to read it carefully.

Why have the proposals for the merger of these Funds been put forward at this time?

The enclosed prospectus/proxy statement for the merger of your funds is part of the overall proposal to combine the fund lineups of the Wells Fargo Advantage Funds and the Evergreen Funds. As a result of the merger between Wells Fargo & Company and Wachovia Corporation, Wells Fargo Funds Management, LLC, the investment adviser to the Wells Fargo Advantage Funds, and Evergreen Investment Management Company, LLC, the investment adviser to the Evergreen funds, recommended that the Boards of Trustees of the two fund families approve combining the fund families under the Wells Fargo Advantage Funds name.

What am I being asked to vote on?

As a shareholder of the merging (Target) fund, you are being asked to approve the merger of your fund into a surviving (Acquiring) fund. Your Fund’s Board of Trustees believes that the merger is in the best interests of your Fund and that the interests of existing shareholders would not be diluted as a result of the merger. As such, they recommend that you vote to approve it.

Upon approval by shareholders and the satisfaction of other closing conditions, the merging fund will transfer all of its assets to the acquiring fund, and the acquiring fund will assume all of the liabilities of the target fund in exchange for shares of a comparable class of the acquiring fund. The acquiring fund shares that you receive in a merger will have a total dollar value equal to that of the target fund shares that you hold at the time of the merger. Each merging fund and its corresponding acquiring fund are listed below:

Merging (Target) Fund                       Surviving (Acquiring) Fund

Evergreen Equity Index Fund                          Wells Fargo Advantage Index Fund

Evergreen Fundamental Mid Cap Value      Wells Fargo Advantage Mid Cap

Fund                                                                  Disciplined Fund1|

Evergreen Mid Cap Growth Fund                  Wells Fargo Advantage Mid Cap Growth

                                                                      Fund

Evergreen Short-Intermediate Municipal     Wells Fargo Advantage Short-Term

Bond Fund                                                    Municipal Bond Fund

Evergreen Intermediate Municipal Bond      Wells Fargo Advantage Intermediate

Fund                                                             Tax/AMT-Free Fund

Evergreen High Income Municipal Bond     Wells Fargo Advantage Municipal Bond Fund                                                             Fund

Evergreen Municipal Bond Fund                   Wells Fargo Advantage Municipal Bond

                                                                       Fund

Evergreen California Municipal Bond Fund Wells Fargo Advantage California Tax-

                                                                     Free Fund

Evergreen U.S. Government Fund                Wells Fargo Advantage Government

                                                                      Securities Fund

Evergreen International Equity Fund             Wells Fargo Advantage International Core

                                                                      Fund[2]

Why has my Fund’s Board of Trustees recommended that I vote in favor of approving a merger?

Among the factors the Boards considered in recommending the mergers were the following:

Similarities and differences between the investment strategies of the target and acquiring funds.

Shareholders will not bear any direct expenses in connection with the mergers.

The mergers are expected to be non-taxable events for U.S. federal income tax purposes.

How do I vote my shares?

Please read the enclosed proxy materials, consider the information provided carefully, and then vote promptly. The voting process only takes a few minutes. You can vote your shares in one of four ways:

Vote online at the Web site address listed on your proxy card.

Call the toll-free number printed on your proxy card.

Complete and sign the enclosed proxy card and return by mail in the enclosed postage paid return envelope (if mailed in the United States).

Attend the special meeting scheduled to be held on June 8, 2010. Whether or not you expect to attend the meeting, we encourage you to vote online or by phone or mail.

What is the due date for returning my vote?	A final vote will take place at a special meeting of shareholders scheduled for June 8, 2010. Your vote must be received by that date.
Is this a taxable event for shareholders?	No. Each merger is expected to be a non-taxable event for U.S. federal income tax purposes.
Whom should I call with questions about the voting process?

If you have any questions about any proposal or related proxy materials, please call your investment professional, trust officer, or an Evergreen client service representative at 1-800-343-2898, Monday through Friday, 9:00 a.m. to 6:00 p.m., Eastern Time, or a Wells Fargo Advantage Funds client service representative at 1-800-222-8222, 24 hours a day, seven days a week. If you have any questions about the voting process or if you would like to vote by telephone, you may call our proxy solicitor, [ name ] at  [ phone number ].

1 Immediately following the Merger, the Fund's name will be changed to Wells Fargo Advantage Special Mid Cap Value Fund.

2 Immediately following the Merger, the Fund's name will be changed to Wells Fargo Advantage International Equity Fund.

[Back cover]

Evergreen Investments Logo

Wells Fargo Advantage Funds Logo

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Advantage Funds.

Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company, is the distributor of the Evergreen Funds and the Wells Fargo Advantage Funds. 120078 2-10

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

DRAFT 2/18/10

Long Term Funds (mergers)/EVG vote only

[co-branded logos]

Your Prompt Response is Requested

The enclosed document is a combined prospectus/proxy statement with proposals that pertain to certain Evergreen Funds. As a shareholder of one or more of the Funds, you are being asked to approve a merger of your fund(s) into a Wells Fargo Advantage Fund.

The voting process will only take a few minutes

Instructions for returning your proxy are enclosed. Please be sure to respond by June 8, 2010, regardless of the number of shares you own.

Highlights of proxy proposals

For your convenience, the following information highlights the principal aspects of the proposals in the proxy. Full details are provided in the prospectus/proxy statement. We encourage you to read it carefully.

Why have the proposals for the merger of these Funds been put forward at this time?

The enclosed prospectus/proxy statement for the merger of your funds is part of the overall proposal to combine the fund lineups of the Wells Fargo Advantage Funds and the Evergreen Funds. As a result of the merger between Wells Fargo & Company and Wachovia Corporation, Wells Fargo Funds Management, LLC, the investment adviser to the Wells Fargo Advantage Funds, and Evergreen Investment Management Company, LLC, the investment adviser to the Evergreen funds, recommended that the Boards of Trustees of the two fund families approve combining the fund families under the Wells Fargo Advantage Funds name.

What am I being asked to vote on?

As a shareholder of the merging (Target) fund, you are being asked to approve the merger of your fund into a surviving (Acquiring) fund. Your Fund’s Board of Trustees believes that the merger is in the best interests of your Fund and that the interests of existing shareholders would not be diluted as a result of the merger. As such, they recommend that you vote to approve it.

Upon approval by shareholders and the satisfaction of other closing conditions, the merging fund will transfer all of its assets to the acquiring fund, and the acquiring fund will assume all of the liabilities of the target fund in exchange for shares of a comparable class of the acquiring fund. The acquiring fund shares that you receive in a merger will have a total dollar value equal to that of the target fund shares that you hold at the time of the merger. Each merging fund and its corresponding acquiring fund are listed below:

Merging (Target) Fund                       Surviving (Acquiring) Fund

Evergreen Equity Index Fund                          Wells Fargo Advantage Index Fund

Evergreen Fundamental Mid Cap Value      Wells Fargo Advantage Mid Cap

Fund                                                                  Disciplined Fund1|

Evergreen Mid Cap Growth Fund                  Wells Fargo Advantage Mid Cap Growth

                                                                      Fund

Evergreen Short-Intermediate Municipal     Wells Fargo Advantage Short-Term

Bond Fund                                                    Municipal Bond Fund

Evergreen Intermediate Municipal Bond      Wells Fargo Advantage Intermediate

Fund                                                             Tax/AMT-Free Fund

Evergreen High Income Municipal Bond     Wells Fargo Advantage Municipal Bond Fund                                                             Fund

Evergreen Municipal Bond Fund                   Wells Fargo Advantage Municipal Bond

                                                                       Fund

Evergreen California Municipal Bond Fund Wells Fargo Advantage California Tax-

                                                                     Free Fund

Evergreen U.S. Government Fund                Wells Fargo Advantage Government

                                                                      Securities Fund

Evergreen International Equity Fund             Wells Fargo Advantage International Core

                                                                      Fund[2]

Why has my Fund’s Board of Trustees recommended that I vote in favor of approving a merger?

Among the factors the Boards considered in recommending the mergers were the following:

Similarities and differences between the investment strategies of the target and acquiring funds.

Shareholders will not bear any direct expenses in connection with the mergers.

The mergers are expected to be non-taxable events for U.S. federal income tax purposes.

How do I vote my shares?

Please read the enclosed proxy materials, consider the information provided carefully, and then vote promptly. The voting process only takes a few minutes. You can vote your shares in one of four ways:

Vote online at the Web site address listed on your proxy card.

Call the toll-free number printed on your proxy card.

Complete and sign the enclosed proxy card and return by mail in the enclosed postage paid return envelope (if mailed in the United States).

Attend the special meeting scheduled to be held on June 8, 2010. Whether or not you expect to attend the meeting, we encourage you to vote online or by phone or mail.

What is the due date for returning my vote?	A final vote will take place at a special meeting of shareholders scheduled for June 8, 2010. Your vote must be received by that date.
Is this a taxable event for shareholders?	No. Each merger is expected to be a non-taxable event for U.S. federal income tax purposes.
Whom should I call with questions about the voting process?

If you have any questions about any proposal or related proxy materials, please call your investment professional, trust officer, or an Evergreen client service representative at 1-800-343-2898, Monday through Friday, 9:00 a.m. to 6:00 p.m., Eastern Time, or a Wells Fargo Advantage Funds client service representative at 1-800-222-8222, 24 hours a day, seven days a week. If you have any questions about the voting process or if you would like to vote by telephone, you may call our proxy solicitor, [ name ] at  [ phone number ].

1 Immediately following the Merger, the Fund's name will be changed to Wells Fargo Advantage Special Mid Cap Value Fund.

2 Immediately following the Merger, the Fund's name will be changed to Wells Fargo Advantage International Equity Fund.

[Back cover]

Evergreen Investments Logo

Wells Fargo Advantage Funds Logo

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Advantage Funds.

Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company, is the distributor of the Evergreen Funds and the Wells Fargo Advantage Funds. 120078 2-10

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

EVERGREEN FUNDS
200 Berkeley Street
Boston, MA 02116-5034
1.800.343.2898

____, 2010

Dear Shareholder,

On December 31, 2008, the parent company of the investment adviser to the Evergreen funds, Wachovia Corporation ("Wachovia"), and the parent company of the investment adviser to Wells Fargo Advantage Funds®, Wells Fargo & Company ("Wells Fargo"), merged. Since that date, the investment adviser to the Evergreen funds, Evergreen Investment Management Company, LLC ("EIMC"), and the investment adviser to Wells Fargo Advantage Funds, Wells Fargo Funds Management, LLC ("Funds Management"), have considered rationalizing and reorganizing their mutual fund businesses. After multiple presentations to and discussions with the Boards of Trustees of both the Evergreen funds and Wells Fargo Advantage Funds regarding these matters, on December 30, 2009, EIMC proposed to the Boards of Trustees of the Evergreen funds, and on January 11, 2010, Funds Management proposed to the Boards of Trustees of Wells Fargo Advantage Funds, the mergers outlined in the table below. Both the Boards of Trustees of the Evergreen funds and Wells Fargo Advantage Funds approved the proposed mergers and the related Agreement and Plan of Reorganization subject to the approval by shareholders of each Target Fund (as set forth in the table below), as part of a comprehensive set of mutual fund mergers across the two fund families.

As a result, you are invited to vote on a proposal to merge your Target Fund into a corresponding Acquiring Fund (as set forth in the table below) (each a "Merger," and collectively, the "Mergers"). The Board of Trustees of each Target Trust (as set forth in the table below) has unanimously approved the Target Fund's Merger and recommends that you vote FOR this proposal.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen Equity Index Fund	Evergreen Select Equity Trust	Wells Fargo Advantage Index Fund	Wells Fargo Funds Trust
Evergreen Fundamental Mid Cap Value Fund	Evergreen Equity Trust	Wells Fargo Advantage Mid Cap Disciplined Fund[1]	Wells Fargo Funds Trust
Evergreen Mid Cap Growth Fund	Evergreen Equity Trust	Wells Fargo Advantage Mid Cap Growth Fund	Wells Fargo Funds Trust
Evergreen Short-Intermediate Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Short-Term Municipal Bond Fund	Wells Fargo Funds Trust
Evergreen Intermediate Municipal Bond Fund	Evergreen Select Fixed Income Trust	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Wells Fargo Funds Trust
Evergreen High Income Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Municipal Bond Fund	Wells Fargo Funds Trust
Evergreen Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Municipal Bond Fund	Wells Fargo Funds Trust
Evergreen California Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage California Tax-Free Fund	Wells Fargo Funds Trust
Evergreen U.S. Government Fund	Evergreen Fixed Income Trust	Wells Fargo Advantage Government Securities Fund	Wells Fargo Funds Trust
Evergreen International Equity Fund	Evergreen International Trust	Wells Fargo Advantage International Core Fund[2]	Wells Fargo Funds Trust
1	Immediately following the Merger, the fund's name will be changed to Wells Fargo Advantage Special Mid Cap Value Fund.
2	Immediately following the Merger, the fund's name will be changed to Wells Fargo Advantage International Equity Fund.

If approved by shareholders, this is how each Merger will work:

  Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund.

  Each Acquiring Fund will assume all of the liabilities of the corresponding Target Fund.

  Each Acquiring Fund will issue new shares that will be distributed to you in an amount equal to the value of your Target Fund shares.

  If the Merger is consummated, each Target Fund shareholder will become a shareholder of the corresponding Acquiring Fund and will have his or her investment managed in accordance with the Acquiring Fund's investment strategies.

  You will not incur any sales charges or similar transaction charges as a result of the Merger.

  It is expected that the Merger will be a non-taxable event for shareholders for U.S. federal income tax purposes.

Details about each Target Fund's and Acquiring Fund's investment goals, principal investment strategies, portfolio management team, past performance, principal risks, fees, and expenses, along with additional information about the proposed Mergers, are contained in the attached prospectus/proxy statement. Please read it carefully.

A special meeting of each Target Fund's shareholders will be held on ___, 2010. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. Please complete, date, sign and return the enclosed proxy card in the postage-paid envelope provided. You may also vote by telephone or the internet by following the voting instructions as outlined at the end of this prospectus/proxy statement. If your Target Fund does not receive your vote after several weeks, you may receive a telephone call from [PROXY SOLICITOR], our proxy solicitor, requesting your vote. If you have any questions about the Mergers or the proxy card, please call [PROXY SOLICITOR] at (800) ____ (toll-free).

Remember, your vote is important to us, no matter how many shares you own. Please take this opportunity to vote. Thank you for taking this matter seriously and participating in this important process.

Sincerely,

W. Douglas Munn
President
Evergreen Funds

EVERGREEN FUNDS
200 Berkeley Street
Boston, MA 02116-5034
1.800.343.2898

____, 2010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON ___

A Special Meeting (the "Meeting") of Shareholders of your Target Fund, a series of the Target Trust, each set forth in the table below, will be held at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California 94105 on ___, 2010 at 10:00 a.m., Pacific time.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen Equity Index Fund	Evergreen Select Equity Trust	Wells Fargo Advantage Index Fund	Wells Fargo Funds Trust
Evergreen Fundamental Mid Cap Value Fund	Evergreen Equity Trust	Wells Fargo Advantage Mid Cap Disciplined Fund[1]	Wells Fargo Funds Trust
Evergreen Mid Cap Growth Fund	Evergreen Equity Trust	Wells Fargo Advantage Mid Cap Growth Fund	Wells Fargo Funds Trust
Evergreen Short-Intermediate Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Short-Term Municipal Bond Fund	Wells Fargo Funds Trust
Evergreen Intermediate Municipal Bond Fund	Evergreen Select Fixed Income Trust	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Wells Fargo Funds Trust
Evergreen High Income Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Municipal Bond Fund	Wells Fargo Funds Trust
Evergreen Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Municipal Bond Fund	Wells Fargo Funds Trust
Evergreen California Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage California Tax-Free Fund	Wells Fargo Funds Trust
Evergreen U.S. Government Fund	Evergreen Fixed Income Trust	Wells Fargo Advantage Government Securities Fund	Wells Fargo Funds Trust
Evergreen International Equity Fund	Evergreen International Trust	Wells Fargo Advantage International Core Fund[2]	Wells Fargo Funds Trust
1	Immediately following the Merger, the fund's name will be changed to Wells Fargo Advantage Special Mid Cap Value Fund.
2	Immediately following the Merger, the fund's name will be changed to Wells Fargo Advantage International Equity Fund.

With respect to your Target Fund, the Meeting is being held for the following purposes:

  To consider and act upon an Agreement and Plan of Reorganization (the "Plan") dated as of ___, 2010, providing for the acquisition of all of the assets of the Target Fund by the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund (the "Acquisition Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. The Plan also provides for the prompt distribution of the Acquisition Shares to shareholders of the corresponding Target Fund in liquidation of the Target Fund.

  To transact any other business which may properly come before the Meeting or any adjournment(s) thereof.

Any adjournment(s) of the Meeting will be held at the above address. The Board of Trustees of your Target Fund has fixed the close of business on March 10, 2010 as the record date (the "Record Date") for the Meeting. Only shareholders of record as of the close of business on the Record Date will be entitled to this notice, and to vote at the Meeting or any adjournment(s) thereof.

IT IS IMPORTANT THAT PROXY CARDS OR VOTING INSTRUCTION CARDS BE RETURNED PROMPTLY. ALL SHAREHOLDERS ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THEIR ENCLOSED PROXY CARD OR VOTING INSTRUCTION CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR TO VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD OR VOTING INSTRUCTION CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

By order of the Board of Trustees,

Michael H. Koonce
Secretary

EVERGREEN FUNDS
200 Berkeley Street
Boston, MA 02116-5034
1.800.343.2898

WELLS FARGO FUNDS TRUST
525 Market Street, 12th Floor
San Francisco, CA 94105
1.800.222.8222

____, 2010

PROSPECTUS/PROXY STATEMENT

This prospectus/proxy statement contains information you should know before voting on the proposed merger (the "Merger") of your Target Fund into the corresponding Acquiring Fund as set forth and defined in the table below, each of which is a series of a registered open-end management investment company. If approved, the Merger will result in your receiving shares of the Acquiring Fund in exchange for your shares of the Target Fund.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen Equity Index Fund	Evergreen Select Equity Trust	Wells Fargo Advantage Index Fund	Wells Fargo Funds Trust
Evergreen Fundamental Mid Cap Value Fund	Evergreen Equity Trust	Wells Fargo Advantage Mid Cap Disciplined Fund[1]	Wells Fargo Funds Trust
Evergreen Mid Cap Growth Fund	Evergreen Equity Trust	Wells Fargo Advantage Mid Cap Growth Fund	Wells Fargo Funds Trust
Evergreen Short-Intermediate Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Short-Term Municipal Bond Fund	Wells Fargo Funds Trust
Evergreen Intermediate Municipal Bond Fund	Evergreen Select Fixed Income Trust	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Wells Fargo Funds Trust
Evergreen High Income Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Municipal Bond Fund	Wells Fargo Funds Trust
Evergreen Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Municipal Bond Fund	Wells Fargo Funds Trust
Evergreen California Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage California Tax-Free Fund	Wells Fargo Funds Trust
Evergreen U.S. Government Fund	Evergreen Fixed Income Trust	Wells Fargo Advantage Government Securities Fund	Wells Fargo Funds Trust
Evergreen International Equity Fund	Evergreen International Trust	Wells Fargo Advantage International Core Fund[2]	Wells Fargo Funds Trust
1	Immediately following the Merger, the fund's name will be changed to Wells Fargo Advantage Special Mid Cap Value Fund.
2	Immediately following the Merger, the fund's name will be changed to Wells Fargo Advantage International Equity Fund.

The Target and Acquiring Funds listed above are collectively referred to as the "Funds." The Target and Acquiring Trusts listed above are collectively referred to as the "Trusts."

Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and/or Merger has been filed with the Securities and Exchange Commission ("SEC").

The prospectuses of each Target Fund and each Acquiring Fund are incorporated into this document by reference and are legally deemed to be part of this prospectus/proxy statement.

The Statement of Additional Information relating to this prospectus/proxy statement (the "Merger SAI"), dated the same date as this prospectus/proxy statement, is also incorporated into this document by reference and is legally deemed to be part of this prospectus/proxy statement.

The Statement of Additional Information ("SAI"), and the annual and semi-annual reports of each Target Fund and each Acquiring Fund are incorporated into the Merger SAI by reference and are legally deemed to be part of the Merger SAI.

Copies of the Acquiring Fund's prospectus accompany this prospectus/proxy statement.

Copies of these documents pertaining to a Target Fund are available upon request without charge by writing to the address above, calling 1.800.343.2898 or visiting the Evergreen funds Web site at www.evergreeninvestments.com. Copies of documents pertaining to an Acquiring Fund are available upon request without charge by writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266, calling 1.800.222.8222 or visiting the Wells Fargo Advantage Funds Web site at www.wellsfargo.com/advantagefunds.

You may also view or obtain these documents from the SEC: by phone at 1.800.SEC.0330 (duplicating fee required); in person or by mail at Public Reference Section, Securities and Exchange Commission, 100 F. Street, N.E., Washington, D.C. 20549-0213 (duplicating fee required); by email at publicinfo@sec.gov (duplicating fee required); or by internet at www.sec.gov.

The SEC has not approved or disapproved these securities or determined if this prospectus/proxy statement is truthful or complete. Any representation to the contrary is a criminal offense.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

Evergreen California Municipal Bond Fund
Evergreen Equity Index Fund
Evergreen Fundamental Mid Cap Value Fund
Evergreen Growth Fund
Evergreen High Income Municipal Bond Fund
Evergreen Intermediate Municipal Bond Fund
Evergreen Mid Cap Growth Fund
Evergreen Municipal Bond Fund
Evergreen Short-Intermediate Municipal Bond Fund
Evergreen Small-Mid Growth Fund
WF California Tax-Free Fund
WF Emerging Growth Fund
WF Government Securities Fund
WF Index Fund
WF Intermediate Tax/AMT-Free Fund
WF Mid Cap Disciplined Fund
WF Mid Cap Growth Fund
WF Municipal Bond Fund
WF Short-Term Municipal Bond Fund

OVERVIEW

This section summarizes the primary features and consequences of your Merger. This summary is qualified in its entirety by reference to the information contained elsewhere in this prospectus/proxy statement, in the Merger SAI, in each Fund's prospectus, in each Fund's financial statements contained in the annual and semi-annual reports, and in each Fund's SAI, and to the Agreements and Plans of Reorganization (each a "Plan"), forms of which are attached as Exhibit A hereto.

Key Features of the Mergers

The Plan sets forth the key features of each Merger and generally provides for the following:

  the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund;

  the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

  the liquidation of the Target Fund by distributing the shares of the Acquiring Fund to the Target Fund's shareholders; and

  the assumption of the costs of each Merger (other than costs incurred from securities transactions in connection with the Merger) by Wells Fargo Funds Management, LLC ("Funds Management") and/or Evergreen Investment Management Company, LLC ("EIMC") or one of its affiliates.

The Mergers are scheduled to take place on or about July 9, 2010 or July 16, 2010, as set forth in Exhibit A. For a more complete description of the Mergers, see the section entitled "Agreements and Plans of Reorganization," as well as Exhibit A.

Board of Trustees Recommendation

At a meeting held on December 30, 2009 for the Board of Trustees of the Evergreen funds, the Trustees of your Target Fund, including a majority of the Trustees who are not "interested persons" of your Target Fund, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), considered and unanimously approved the Merger of your Target Fund.

Before approving the Mergers, the Trustees reviewed, among other things, information about the Funds and the proposed transactions. Those materials set forth a comparison of various factors, such as the relative sizes of the Funds, the performance records of the Funds, and the expenses of the Funds, as well as similarities and differences between the Funds' investment goals, principal investment strategies and specific portfolio characteristics.

The Board of Trustees of your Target Fund, including all of the Independent Trustees, has concluded that the Merger would be in the best interests of your Target Fund, and that existing shareholders' interests would not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan to the Target Fund's shareholders and unanimously recommended its approval. The Board of Trustees of Wells Fargo Advantage Funds has also approved the Plan on behalf of each Acquiring Fund.

For further information about the considerations of your Target Trust's Board, please see the section entitled "Reasons for the Mergers."

Merger Summary (Goals, Strategies, Risks, Performance, Expense, Management and Tax Information)

The following section provides a comparison between the Funds with respect to their investment goals, principal investment strategies, fundamental investment policies, risks, performance records, sales charges and expenses. It also provides information about what the management and share class structure of your Acquiring Fund will be after the Merger. The information below is only a summary; for more detailed information, please see the rest of this prospectus/proxy statement and each Fund's prospectus and SAI. In this section, references to "we" in the principal investment strategy discussion for a Wells Fargo Advantage Fund generally refer to Funds Management, a sub-adviser, or the portfolio manager(s).

Wells Fargo Advantage Index Fund, an Acquiring Fund, is a gateway fund in a master/gateway structure. This structure is more commonly known as a master/feeder structure. In this structure, a gateway or feeder fund invests substantially all of its assets in a master portfolio or other funds of Wells Fargo Advantage Funds, and may invest directly in securities, to achieve its investment objective. References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio in which it invests.

EVERGREEN EQUITY INDEX FUND INTO WELLS FARGO ADVANTAGE INDEX FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Equity Index Fund:	You will get this class of shares of Wells Fargo Advantage Index Fund:
Class A	Class A
Class B	Class B
Class C	Class C1
Class I	Administrator Class
Class IS2	Class A
1	Class will be created to receive the assets of the corresponding share class set forth above.
2	Following completion of the Mergers, former Class IS shareholders of any Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and investment strategies are substantially similar. Each Fund normally seeks to invest in a portfolio of securities the total return of which will be similar to the total return of the S&P 500® Index. Unlike Evergreen Equity Index Fund, Wells Fargo Advantage Index Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio. This means Wells Fargo Advantage Index Fund is subject to any additional fees and expenses of the Index Portfolio.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN EQUITY INDEX FUND (Target Fund)	WELLS FARGO ADVANTAGE INDEX FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks investment results that achieve price and yield performance similar to the S&P 500® Index.	The Fund seeks to replicate the total return of the S&P 500® Index, before fees and expenses.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests substantially all of its assets in equity securities that represent a composite of the S&P 500® Index (S&P 500). The S&P 500 is an unmanaged index of 500 common stocks chosen by Standard & Poor's to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. The S&P 500 includes both growth and value stocks. "Value" stocks are stocks which are considered to be currently undervalued in the marketplace. "Growth" stocks are stocks of companies which are considered to have anticipated earnings ranging from steady to accelerated growth.	Under normal circumstances, we invest at least 80% of the Fund's net assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks comprising the S&P 500 Index.
The Fund is not part of a master/gateway structure.	The Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies.
To replicate the performance of the S&P 500, the Fund's portfolio manager uses a passive management approach. The Fund intends to sell a portfolio investment when it is removed from the S&P 500.	We invest in substantially all of the common stocks comprising the S&P 500 Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund's investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500 Index and adjust the Fund's securities as necessary to seek the correlation. A precise duplication of the performance of the S&P 500 Index would mean that the NAV of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500 Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500 Index and to maintain a 95% or better performance correlation before fees and expenses.
The Fund may, but will not necessarily, use derivatives.	Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
Although not a principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in Wells Fargo Advantage Index Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although both Funds may be subject to the risks listed below, they may be subject to a particular risk to different degrees.

Principal Risks
Counter-Party Risk
Derivatives Risk
Index Tracking Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Regulatory Risk

A discussion of the principal risks associated with the investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar chart and table illustrate how each Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Evergreen Equity Index Fund would be the accounting and performance survivor following the Merger.

Year-by-Year Total Return for Class I Shares (%) for Evergreen Equity Index Fund

Highest Quarter:	2nd Quarter 2009	+15.89%
Lowest Quarter:	4th Quarter 2008	-22.02%

Year-by-Year Total Return for Administrator Class Shares (%) for Wells Fargo Advantage Index Fund

Highest Quarter:	2nd Quarter 2009	+15.95%
Lowest Quarter:	4th Quarter 2008	-22.11%

Average Annual Total Returns for the periods ended 12/31/2009
Evergreen Equity Index Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	11/4/1998	19.94%	-1.07%	-1.95%
Class B (before taxes)[1]	11/3/1998	19.96%	-1.20%	-2.21%
Class C (before taxes)	4/30/1999	24.00%	-0.84%	-2.20%
Class I (before taxes)	2/14/1985	26.25%	0.15%	-1.22%
Class I (after taxes on distributions)	2/14/1985	25.28%	-0.41%	-1.70%
Class I (after taxes on distributions and the sale of Fund Shares)	2/14/1985	18.16%	0.07%	-1.17%
Class IS (before taxes)	10/9/1996	25.92%	-0.10%	-1.47%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
1	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.
2	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Index Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)[1]	7/18/2008	18.75%	-1.40%	-2.09%
Class B (before taxes)[1]	7/18/2008	19.95%	-1.40%	-2.25%
Class C (before taxes)[2]	TBD	26.46%	0.14%	-1.15%
Administrator Class (before taxes)	11/11/1994	26.46%	0.14%	-1.15%
Administrator Class (after taxes on distributions)[3]	11/11/1994	25.74%	-0.77%	-1.91%
Administrator Class (after taxes on distributions and the sale of Fund Shares)[3]	11/11/1994	17.20%	-0.22%	-1.30%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)4,[5]		26.46%	0.42%	-0.95%
1	Performance shown prior to the inception of the Class A and Class B shares reflects the performance of the Administrator Class shares, adjusted for Class A or Class B sales charges and expenses, as applicable.
2	Performance shown for the Class C shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and lower than those of the Class C shares. The Administrator Class shares annual returns are substantially similar to what the Class C share returns would be because the Administrator Class and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.
3	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Administrator Class shares. After-tax returns for other share classes will vary.
4	Standard & Poor's, S&P, S&P 500 Index, Standard and Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Fund.
5	The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500® is a registered trademark of Standard and Poor's. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and in the Funds' prospectuses.

The sales charge schedules applicable to Class A, Class B, and Class C shares of Wells Fargo Advantage Index Fund are identical to the sales charge schedules for the corresponding class of shares of Evergreen Equity Index Fund except that (i) Wells Fargo Advantage Index Fund's front-end sales charges on purchases of Class A shares of less than $50,000 are 1.00% higher than similar purchases of Evergreen Equity Index Fund's Class A shares; (ii) Wells Fargo Advantage Index Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999 and $250,000 and $499,999 are 0.25% higher than similar purchases of Evergreen Equity Index Fund's Class A shares; and (iii) the contingent deferred sales charge you may pay when you redeem Class B or Class C shares of Wells Fargo Advantage Index Fund (other than those you receive in connection with the Merger) will be based on the net asset value of your shares when they were purchased, not the lower of (x) that amount or (y) the value of the shares at the time of redemption, as is the case for Class B and Class C shares of Evergreen Equity Index Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Equity Index Fund
	Class A	Class B	Class C	Class I, Class IS
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Index Fund
	Class A	Class B	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%[1]	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Index Fund (Pro Forma)
	Class A1	Class B	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[2]	5.00%	1.00%	None
1	Following completion of the Mergers, former Class IS shareholders of any Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.
2	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Equity Index Fund
Total Annual Fund Operating Expenses1,[2]
Class A	1.09%
Class B	1.84%
Class C	1.84%
Class I	0.84%
Class IS	1.09%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.57% for Class A, 1.32% for Class B, 1.32% for Class C, 0.32% for Class I, and 0.57% for Class IS. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage Index Fund
	Total Annual Fund Operating Expenses (Before Waiver)1,[2]	Total Annual Fund Operating Expenses (After Waiver)[3]
Class A	0.73%	0.62%
Class B	1.48%	1.37%
Administrator Class	0.40%	0.25%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Includes gross expenses allocated from the master porfolio in which the Fund invests.
3	Funds Management has committed through 1/31/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Index Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Class A	0.67%	0.56%
Class B	1.42%	1.31%
Class C	1.42%	1.31%
Administrator Class	0.36%	0.25%
1	Includes gross expenses allocated from the master porfolio in which the Fund invests.
2	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). The fees charged to Class B and Class C shares of Evergreen Equity Index Fund pursuant to the Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by Class B and Class C shares of Wells Fargo Advantage Index Fund, respectively. However, each of those Wells Fargo Advantage Index Fund share classes are subject to a shareholder servicing fee equal to 0.25%. The fees borne by Class A and Class IS shares of Evergreen Equity Index Fund pursuant to that Fund's Distribution Plan are 0.25%; Class A shares of Wells Fargo Advantage Index Fund do not bear fees under a distribution plan, but are subject to a shareholder servicing fee equal to 0.25%. While neither Class I shares of Evergreen Equity Index Fund nor Administrator Class shares of Wells Fargo Advantage Index Fund are subject to fees under a distribution plan, Administrator Class shares are subject to a shareholder servicing fee equal to 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 6% of the average value of its portfolio and the Acquiring Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Index Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Manager	William E. Zieff

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A substantial portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND INTO WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Fundamental Mid Cap Value Fund:	You will get this class of shares of Wells Fargo Advantage Mid Cap Disciplined Fund:
Class A	Class A
Class B1	Class A
Class C	Class C
Class I2	Institutional Class
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
2	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and investment strategies are substantially similar. Both Funds seek long-term capital growth by normally investing at least 80% of their net assets in medium-capitalization companies. The portfolio managers for each Fund look for significantly undervalued companies that they believe have the potential for above average capital growth with below average risk.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND (Target Fund)	WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital growth.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of medium-sized U.S. companies (i.e., companies whose market capitalizations fall within the market capitalization range of the companies tracked by the Russell Midcap® Index, measured at the time of purchase). In addition, the Fund seeks to maintain a dollar-weighted average market capitalization that falls within the range of the Russell Midcap® Index. As of December 31, 2009, the Russell Midcap® Index had a market capitalization range of approximately $263 million to $15.6 billion. The remaining 20% of the Fund's assets may be invested in other types of investments, including, without limitation, common stocks of companies of any size, preferred stocks, and securities convertible into common stocks.	Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of medium-capitalization companies. We invest principally in equity securities of medium-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell Midcap® Index. The market capitalization range of the Russell Midcap® Index was $263 million to $15.6 billion, as of December 31, 2009, and is expected to change frequently.
The Fund's principal investment strategies do not include a strategy for investing in equity securities of foreign issuers.	The Fund's principal investment strategies do not include a strategy for investing in equity securities of foreign issuers.[1]
The Fund may, but will not necessarily, use derivatives.	We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
The portfolio manager employs a value style of investing and looks for significantly undervalued companies that he believes have the potential for above average capital growth with below average risk. Typical investments include stocks of companies that have low price-to-earnings ratios, are out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above average price appreciation.	We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies, defined as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research, we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation.[1]
The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.	We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.[1]
Although not a principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.
1	Reflects the investment strategy of the Fund to be effective at the time of the Merger.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in Wells Fargo Advantage Mid Cap Disciplined Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although both Funds may be subject to the risks listed below, they may be subject to a particular risk to different degrees.

Principal Risks1
Active Trading Risk
Counter-Party Risk
Derivatives Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Regulatory Risk
Smaller Company Securities Risk
Value Style Investment Risk

1	Reflects the principal risks of the Fund to be effective at the time of the Merger.

A discussion of the principal risks associated with the investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar chart and table illustrate how each Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown.

Year-by-Year Total Return for Class I Shares (%) for Evergreen Fundamental Mid Cap Value Fund

Highest Quarter:	3rd Quarter 2009	+19.42%
Lowest Quarter:	4th Quarter 2008	-21.52%

Year-by-Year Total Return for Institutional Class Shares (%) for Wells Fargo Advantage Mid Cap Disciplined Fund

Highest Quarter:	4th Quarter 2001	+23.93%
Lowest Quarter:	4th Quarter 2008	-21.80%

Average Annual Total Returns for the periods ended 12/31/2009
Evergreen Fundamental Mid Cap Value Fund	Inception Date of Share Class	1 Year	5 Year	Performance Since 9/28/2007
Class A (before taxes)	9/28/2007	19.75%	N/A	-8.04%
Class B (before taxes)	9/28/2007	21.19%	N/A	-7.50%
Class C (before taxes)	9/28/2007	25.21%	N/A	-6.21%
Class I (before taxes)	9/28/2007	27.32%	N/A	-5.36%
Class I (after taxes on distributions)	9/28/2007	27.11%	N/A	-5.50%
Class I (after taxes on distributions and the sale of Fund Shares)	9/28/2007	18.02%	N/A	-4.55%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)		34.21%	N/A	-10.58%
1	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Mid Cap Disciplined Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)[1]	7/31/2007	24.33%	1.12%	8.18%
Class C (before taxes)[1]	7/31/2007	30.10%	1.60%	8.17%
Institutional Class (before taxes)[2]	4/11/2005	32.43%	2.69%	9.02%
Institutional Class (after taxes on distributions)[3]	4/11/2005	31.85%	0.77%	7.12%
Institutional Class (after taxes on distributions and the sale of Fund Shares)[3]	4/11/2005	21.07%	1.47%	6.93%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)[4]		34.21%	1.98%	7.58%
1	Performance shown prior to the inception of the Class A shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of Class A shares, but has been adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses.
2	Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares and includes expenses that are not applicable to and are higher than those of Institutional Class shares.
3	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other share classes will vary.
4	The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and in the Funds' prospectuses.

The sales charge schedules applicable to Class A and Class C shares of Wells Fargo Advantage Mid Cap Disciplined Fund are identical to the sales charge schedules for the corresponding class of shares of Evergreen Fundamental Mid Cap Value Fund except that (i) Wells Fargo Advantage Mid Cap Disciplined Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999 and between $250,000 and $499,999 are 0.25% higher than similar purchases of Evergreen Fundamental Mid Cap Value Fund's Class A shares and (ii) the contingent deferred sales charge you may pay when you redeem Class C shares of Wells Fargo Advantage Mid Cap Disciplined Fund (other than those you receive in connection with the Merger) will be based on the net asset value of your shares when they were purchased, not the lower of (x) that amount or (y) the value of the shares at the time of redemption, as is the case for Class B and Class C shares of Evergreen Fundamental Mid Cap Value Fund.

Class B shareholders of Evergreen Fundamental Mid Cap Value Fund will receive Class A shares of Wells Fargo Advantage Mid Cap Disciplined Fund in connection with the Merger. Former Class B shareholders of Evergreen Fundamental Mid Cap Value Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of Wells Fargo Advantage Mid Cap Disciplined Fund as described below.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Fundamental Mid Cap Value Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Mid Cap Disciplined Fund
	Class A	Class C	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%[1]	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Mid Cap Disciplined Fund (Pro Forma)
	Class A1	Class C	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%[2]	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[2]	1.00%	None
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
2	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Fundamental Mid Cap Value Fund
	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses1,[2]
Class A	0.02%	11.17%
Class B	0.02%	11.92%
Class C	0.02%	11.92%
Class I	0.02%	10.92%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.27% for Class A, 2.02% for Class B, 2.02% for Class C, and 1.02% for Class I. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage Mid Cap Disciplined Fund
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)[2]	Total Annual Fund Operating Expenses (After Waiver)3,[4]
Class A	0.01%	1.41%	1.26%
Class C	0.01%	2.16%	2.01%
Institutional Class	0.01%	0.96%	0.91%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
4	Funds Management has committed through 2/28/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Mid Cap Disciplined Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	1.31%	1.26%
Class C	0.01%	2.06%	2.01%
Institutional Class	0.01%	0.88%	0.88%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 1.25% for Class A, 2.00% for Class C, and 0.87% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). The fees charged to Class C shares of Evergreen Fundamental Mid Cap Value Fund pursuant to the Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by Class C shares of Wells Fargo Advantage Mid Cap Disciplined Fund. However, Wells Fargo Advantage Mid Cap Disciplined Fund's Class C shares are subject to a shareholder servicing fee equal to 0.25%. The fees borne by Class A and Class B shares of Evergreen Fundamental Mid Cap Value Fund pursuant to their Distribution Plan are 0.25% and 1.00% of the Fund's average daily net assets, respectively; Class A shares of Wells Fargo Advantage Mid Cap Disciplined Fund do not bear fees under a distribution plan, but are subject to a shareholder servicing fee equal to 0.25%. Neither Class I shares of Evergreen Fundamental Mid Cap Value Fund nor Institutional Class shares of Wells Fargo Advantage Mid Cap Disciplined Fund are subject to fees under a distribution plan.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 187% of the average value of its portfolio and the Acquiring Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Mid Cap Disciplined Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	James M. Tringas, CFA, CPA Bryant VanCronkhite, CFA, CPA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A substantial portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN MID CAP GROWTH FUND INTO WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Mid Cap Growth Fund:	You will get this class of shares of Wells Fargo Advantage Mid Cap Growth Fund:
Class A	Class A
Class B	Class B
Class C	Class C
Class I1	Institutional Class
1	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and investment strategies are substantially similar. Both Funds seek long-term capital growth/appreciation. Each Fund normally invests at least 80% of its net assets in medium-capitalization companies, and each Fund invests in companies using a growth style of investing. Unlike Evergreen Mid Cap Growth Fund, Wells Fargo Advantage Mid Cap Growth Fund may actively trade portfolio securities as part of its principal trading strategies. This means an investment in Wells Fargo Advantage Mid Cap Growth Fund may be more exposed to active trading risk.

EVERGREEN MID CAP GROWTH FUND (Target Fund)	WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital growth.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in common stocks of medium-sized U.S. companies (i.e., companies whose market capitalizations fall within the market capitalization range of the companies tracked by the Russell Midcap® Index, measured at the time of purchase). In addition, the Fund will seek to maintain a dollar-weighted average market capitalization within the market capitalization range of companies tracked by the Russell Midcap® Index. As of December 31, 2009, the Russell Midcap® Index had a market capitalization range of approximately $263 million to $15.6 billion. Up to 20% of the Fund's assets may be invested in other securities, without regard to the market capitalizations of the issuers, including (1) common stocks of companies with large or small market capitalizations, (2) foreign securities, (3) securities convertible into common stocks, and (4) rights or warrants to purchase common stocks.	Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of medium-capitalization companies, which we define as those companies with market capitalizations within the range of the Russell Midcap® Index. The market capitalization range of the Russell Midcap® Index was $263 million to $15.6 billion, as of December 31, 2009, and is expected to change frequently. We invest principally in equity securities of medium-capitalization companies that we believe have above-average growth potential.[1]
The Fund may, but will not necessarily, use derivatives.	We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
The Fund's stock selection is based on a growth style of investing. The Fund's portfolio managers emphasize investments in companies they believe have above-average earnings growth potential. While income is not a goal of the Fund, securities with strong income potential may be included in the portfolio as long as they do not conflict with the Fund's goal of long-term capital growth.	We focus our investment strategy on identifying and investing in medium-capitalization companies that we believe continue to provide consistent growth potential. We build the Fund's portfolio from the bottom-up selecting medium-capitalization companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio.
The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.	We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad mid cap market. Such criteria may include a security reaching our target price, (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.
Although not a principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.
1	Reflects the investment strategy of the Fund to be effective at the time of the Merger.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in Wells Fargo Advantage Mid Cap Growth Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although both Funds may be subject to the risks listed below, they may be subject to a particular risk to different degrees. For example, an investment in Wells Fargo Advantage Mid Cap Growth Fund may be subject to active trading risk to a greater extent than an investment in Evergreen Mid Cap Growth Fund because active trading is part of Wells Fargo Advantage Mid Cap Growth Fund's principal investment strategies.

Principal Risks
Active Trading Risk
Counter-Party Risk
Derivatives Risk
Growth Style Investment Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Regulatory Risk
Smaller Company Securities Risk

A discussion of the principal risks associated with the investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar chart and table illustrate how each Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Mid Cap Growth Fund

Highest Quarter:	4th Quarter 2001	+23.85%
Lowest Quarter:	4th Quarter 2008	-27.10%

Year-by-Year Total Return for Class A Shares (%) for Wells Fargo Advantage Mid Cap Growth Fund

Highest Quarter:	3rd Quarter 2009	+20.36%
Lowest Quarter:	4th Quarter 2008	-30.19%

Average Annual Total Returns for the periods ended 12/31/2009
Evergreen Mid Cap Growth Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/20/1998	24.93%	-2.27%	-2.23%
Class B (before taxes)[1]	9/11/1935	26.50%	-2.18%	-2.36%
Class B (after taxes on distributions)	9/11/1935	26.50%	-2.32%	-3.60%
Class B (after taxes on distributions and the sale of Fund Shares)	9/11/1935	17.22%	-1.83%	-2.43%
Class C (before taxes)	1/26/1998	30.19%	-1.84%	-2.36%
Class I (before taxes)	1/26/1998	32.60%	-0.88%	-1.41%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)		46.29%	2.40%	-0.52%
1	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.
2	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Mid Cap Growth Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	12/30/1994	45.42%	2.72%	1.80%
Class A (after taxes on distributions)[1]	12/30/1994	45.42%	0.79%	-0.44%
Class A (after taxes on distributions and the sale of Fund Shares)[1]	12/30/1994	29.52%	1.66%	0.65%
Class B (before taxes)[2]	6/9/2003	47.17%	2.72%	1.88%
Class C (before taxes)[2]	6/9/2003	51.68%	3.09%	1.61%
Institutional Class (before taxes)[3]	3/31/2008	54.88%	4.15%	2.50%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)[4]		46.29%	2.40%	-0.52%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other share classes will vary.
2	Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable.
3	For periods prior to the inception of the Institutional Class, Average Annual Total Returns reflect the performance of the Class A shares, and include expenses that are not applicable to and are higher than those of the Institutional Class shares, but do not include Class A sales charge. If they did include Class A sales charges, returns would be lower.
4	The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and in the Funds' prospectuses.

The sales charge schedules applicable to Class A, Class B, and Class C shares of Wells Fargo Advantage Mid Cap Growth Fund are identical to the sales charge schedules for the corresponding class of shares of Evergreen Mid Cap Growth Fund except that (i) Wells Fargo Advantage Mid Cap Growth Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999 and between $250,000 and $499,999 are 0.25% higher than similar purchases of Evergreen Mid Cap Growth Fund's Class A shares and (ii) the contingent deferred sales charge you may pay when you redeem Class B or Class C shares of Wells Fargo Advantage Mid Cap Growth Fund (other than those you receive in connection with the Merger) will be based on the net asset value of your shares when they were purchased, not the lower of (x) that amount or (y) the value of the shares at the time of redemption, as is the case for Class B and Class C shares of Evergreen Mid Cap Growth Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Mid Cap Growth Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Mid Cap Growth Fund
	Class A	Class B	Class C	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Mid Cap Growth Fund (Pro Forma)
	Class A	Class B	Class C	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Mid Cap Growth Fund
Total Annual Fund Operating Expenses[1]
Class A	1.19%
Class B	1.94%
Class C	1.94%
Class I	0.94%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Mid Cap Growth Fund
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)[2]	Total Annual Fund Operating Expenses (After Waiver)3,[4]
Class A	0.01%	1.53%	1.36%
Class B	0.01%	2.28%	2.11%
Class C	0.01%	2.28%	2.11%
Institutional Class	0.01%	1.08%	0.91%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
4	Funds Management has committed through 2/28/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Mid Cap Growth Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	1.36%	1.19%
Class B	0.01%	2.11%	1.94%
Class C	0.01%	2.11%	1.94%
Institutional Class	0.01%	0.93%	0.86%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). The fees charged to Class B and Class C shares of Evergreen Mid Cap Growth Fund pursuant to the Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by Class B and Class C shares of Wells Fargo Advantage Mid Cap Growth Fund, respectively. However, each of those Wells Fargo Advantage Mid Cap Growth Fund share classes are subject to a shareholder servicing fee equal to 0.25%. The fees borne by Class A shares of Evergreen Mid Cap Growth Fund pursuant to that Fund's Distribution Plan are 0.25%; Class A shares of Wells Fargo Advantage Mid Cap Growth Fund do not bear fees under a distribution plan, but are subject to a shareholder servicing fee equal to 0.25%. Neither Class I shares of Evergreen Mid Cap Growth Fund nor Institutional Class shares of Wells Fargo Advantage Mid Cap Growth Fund are subject to fees under a distribution plan.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 41% of the average value of its portfolio and the Acquiring Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Mid Cap Growth Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	Jerome "Cam" Philpott, CFA Stuart Roberts

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A substantial portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND INTO WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Short-Intermediate Municipal Bond Fund:	You will get this class of shares of Wells Fargo Advantage Short-Term Municipal Bond Fund:
Class A	Class A
Class B1	Class A
Class C	Class C
Class I2	Class A
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
2	Following completion of the Mergers, former Class I shareholders of any Evergreen Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment objectives and investment strategies are similar. Each Fund seeks current income exempt from federal income taxes (other than the alternative minimum tax) as part of its investment objective, but Wells Fargo Advantage Short-Term Municipal Bond Fund seeks current income consistent with capital preservation while Evergreen Short-Intermediate Municipal Bond Fund seeks current income as part of a long-term strategy to achieve tax-advantaged total return. Each Fund normally invests at least 80% of its assets in investment grade municipal securities that pay interest exempt from federal income tax, other than the alternative minimum tax. Wells Fargo Advantage Short-Term Municipal Bond Fund may invest up to 20% or its assets in securities that pay interest subject to the federal alternative minimum tax, while Evergreen Short-Intermediate Municipal Bond Fund has no such limit. Evergreen Short-Intermediate Municipal Bond Fund may invest up to 20% of its assets in below investment grade bonds, while Wells Fargo Advantage Short-Term Municipal Bond Fund may invest up to 15% of its assets in such securities. However, Evergreen Short-Intermediate Municipal Bond Fund will not invest in bonds rated below B, whereas Wells Fargo Advantage Short-Term Municipal Bond Fund does not have a similar restriction. Wells Fargo Advantage Short-Term Municipal Bond Fund seeks to maintain its dollar-weighted average effective maturity at 3 years or less, while Evergreen Short-Intermediate Municipal Bond Fund attempts to maintain a dollar-weighted average effective maturity of two to five years. This means that Evergreen Short-Intermediate Municipal Bond Fund may, under certain circumstances, be subject to interest rate risk to a greater extent than Wells Fargo Advantage Short-Term Municipal Bond Fund. Unlike Evergreen Short-Intermediate Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund may actively trade portfolio securities as part of its principal trading strategies. This means an investment in Wells Fargo Advantage Short-Term Municipal Bond Fund may be more exposed to active trading risk.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND (Target Fund)	WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.	The Fund seeks current income exempt from federal income tax consistent with capital preservation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in investment grade municipal securities, the interest from which is exempt from federal income taxes, other than the alternative minimum tax. Under normal market conditions, the Fund invests substantially all of its assets in a diversified portfolio of short- and intermediate-term municipal securities. The Fund may also, under normal conditions, invest up to 20% of its assets in taxable securities. The Fund may, however, invest up to 100% of its assets in such securities for temporary defensive purposes. Security ratings are determined at the time of investment and are based on ratings received by nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable.	Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT), and up to 20% of the Fund's net assets in securities that pay interest subject to federal AMT. We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's total assets in securities that pay interest subject to federal AMT.
The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes referred to as "high yield" or "junk bonds"), but will not invest in bonds rated below B.	Under normal circumstances, we invest up to 15% of the Fund's total assets in below investment-grade municipal securities.
The portfolio managers attempt to maintain a dollar-weighted average effective maturity of two to five years.	Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.
The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio managers, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.	We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In purchasing securities, the portfolio managers' analysis includes price and yield, pricing services' evaluations, relative value provided, diversification provided, structure of the security itself, and supply and demand of municipal securities.	We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.
The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.	We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.
Although not a principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in Wells Fargo Advantage Short-Term Municipal Bond Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although both Funds may be subject to the risks listed below, they may be subject to a particular risk to different degrees. For example, Wells Fargo Advantage Short-Term Municipal Bond Fund may be subject to high yield securities risk to a lesser degree because Evergreen Short-Intermediate Municipal Bond Fund may invest a greater percentage of its assets in below investment grade securities; however, Wells Fargo Advantage Short-Term Municipal Bond Fund may invest in securities with lower credit ratings and that portion of its portfolio my be more likely than Evergreen Short-Intermediate Municipal Bond Fund to include a security of an issuer that will default. Wells Fargo Advantage Short-Term Municipal Bond Fund may be subject to interest rate risk, under certain circumstances, to a lesser extent than Evergreen Short-Intermediate Municipal Bond Fund, because Evergreen Short-Intermediate Municipal Bond Fund has greater flexibility to have its dollar-weighted average effective maturity exceed three years. Additionally, an investment in Wells Fargo Advantage Short-Term Municipal Bond Fund may be subject to active trading risk to a greater extent than an investment in Evergreen Short-Intermediate Municipal Bond Fund because active trading is part of Wells Fargo Advantage Short-Term Municipal Bond Fund's principal investment strategies.

Principal Risks
Active Trading Risk
Counter-Party Risk
Debt Securities Risk
Derivatives Risk
High Yield Securities Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Municipal Securities Risk
Regulatory Risk

A discussion of the principal risks associated with the investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar chart and table illustrate how each Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown.

Year-by-Year Total Return for Class C Shares (%) for Evergreen Short-Intermediate Municipal Bond Fund

Highest Quarter:	3rd Quarter 2009	+4.52%
Lowest Quarter:	4th Quarter 2008	-2.99%

Year-by-Year Total Return for Class C Shares (%) for Wells Fargo Advantage Short-Term Municipal Bond Fund

Highest Quarter:	1st Quarter 2009	+3.15%
Lowest Quarter:	4th Quarter 2008	-2.25%

Average Annual Total Returns for the periods ended 12/31/2009[1]
Evergreen Short-Intermediate Municipal Bond Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/5/1995	9.87%	2.74%	3.59%
Class B (before taxes)[2]	1/5/1995	9.48%	2.38%	2.97%
Class C (before taxes)	3/27/2002	10.48%	2.38%	3.20%
Class I (before taxes)	11/18/1991	12.59%	3.41%	4.00%
Class I (after taxes on distributions)	11/18/1991	12.59%	3.41%	4.00%
Class I (after taxes on distributions and the sale of Fund Shares)	11/18/1991	9.67%	3.44%	3.98%
Barclays Capital 3-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		5.78%	4.03%	4.40%
1	Historical performance shown for Class C prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 1.00% for Class C. Class I does not pay a 12b-1 fee. If these fees had been reflected, 10 year returns for Class C would have been lower.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.
3	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Short-Term Municipal Bond Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)[1]	7/18/2008	7.19%	2.51%	3.26%
Class C (before taxes)[1]	1/31/2003	8.66%	2.91%	3.08%
Class C (after taxes on distributions)[2]	1/31/2003	7.58%	1.91%	1.89%
Class C (after taxes on distributions and the sale of Fund Shares)[2]	1/31/2003	5.60%	1.89%	1.90%
Barclays Capital 1-3 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		4.63%	3.72%	3.94%
1	Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Class A shares reflects the performance of the Class C shares, and includes expenses that are not applicable to and are higher than those of the Class A shares, and is adjusted for Class A sales charges.
2	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other share classes will vary.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and in the Funds' prospectuses.

The sales charge schedules applicable to Class A and Class C shares of Wells Fargo Advantage Short-Term Municipal Bond Fund are similar to the sales charge schedules for the corresponding class of shares of Evergreen Short-Intermediate Municipal Bond Fund except that (i) Wells Fargo Advantage Short-Term Municipal Bond Fund's front-end sales charges on purchases of Class A shares between $1 and $49,999 and between $50,000 and $99,999 are 3.00% and 2.50%, respectively, whereas Evergreen Short-Intermediate Municipal Bond Fund's front-end sales charge on purchases of Class A shares between $1 and $99,999 is 2.25%; (ii) Wells Fargo Advantage Short-Term Municipal Bond Fund's front-end sales charge on purchases of Class A shares between $100,000 and $249,999 is 0.25% higher than similar purchases of Evergreen Short-Intermediate Municipal Bond Fund's Class A shares; and (iii) the contingent deferred sales charge you may pay when you redeem Class C shares of Wells Fargo Advantage Short-Term Municipal Bond Fund (other than those you receive in connection with the Merger) will be based on the net asset value of your shares when they were purchased, not the lower of (x) that amount or (y) the value of the shares at the time of redemption, as is the case for Class B and Class C shares of Evergreen Short-Intermediate Municipal Bond Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Short-Intermediate Municipal Bond Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	2.25%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	2.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Short-Term Municipal Bond Fund
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	3.00%[1]	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	1.00%
1	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase.

Wells Fargo Advantage Short-Term Municipal Bond Fund (Pro Forma)
	Class A1,[2]	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	3.00%[3]	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[3]	1.00%
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
2	Following completion of the Mergers, former Class I shareholders of any Evergreen Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.
3	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Short-Intermediate Municipal Bond Fund
Total Annual Fund Operating Expenses
Class A	0.88%[1]
Class B	1.63%
Class C	1.63%
Class I	0.63%
1	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.83% for Class A. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage Short-term Muni Bond Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Class A	0.87%	0.60%
Class C	1.62%	1.35%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 10/31/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Short-Term Municipal Bond Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	0.82%	0.60%
Class C	1.57%	1.35%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). The fees charged to Class C shares of Evergreen Short-Intermediate Municipal Bond Fund pursuant to the Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by Class C shares of Wells Fargo Advantage Short-Term Municipal Bond Fund. However, Wells Fargo Advantage Short-Term Municipal Bond Fund Class C shares are subject to a shareholder servicing fee equal to 0.25%. The fees borne by Class A and Class B shares of Evergreen Short-Intermediate Municipal Bond Fund pursuant to that Fund's Distribution Plan are 0.25% and 1.00%, respectively; Class A shares of Wells Fargo Advantage Short-Term Municipal Bond Fund do not bear fees under a distribution plan, but are subject to a shareholder servicing fee equal to 0.25%. Class I shares of Evergreen Short-Intermediate Municipal Bond Fund are not subject to fees under a distribution plan.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 30% of the average value of its portfolio and the Acquiring Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Short-Term Municipal Bond Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	Wendy Casetta Lyle J. Fitterer, CFA, CPA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A substantial portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND INTO WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Intermediate Municipal Bond Fund:	You will get this class of shares of Wells Fargo Advantage Intermediate Tax/AMT-Free Fund:
Class A	Class A
Class B1	Class A
Class C	Class C
Class I	Administrator Class
Class IS2	Class A
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
2	Following completion of the Mergers, former Class IS shareholders of any Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment objectives and investment strategies are similar. Each Fund seeks current income exempt from federal income taxes as part of its investment objective, but Evergreen Intermediate Municipal Bond Fund seeks current income as part of a long-term strategy of achieving tax-advantaged total return. In addition, each Fund normally invests at least 80% of its assets in municipal securities that pay interest exempt from federal income taxes. However, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund does not normally invest in securities that pay interest subject to federal income tax or federal alternative minimum tax. Evergreen Intermediate Municipal Bond Fund may invest up to 20% of its assets in taxable securities and does not have a principal investment strategy limiting the amount it can invest in securities the interest from which is exempt from the federal alternative minimum tax. While Evergreen Intermediate Municipal Bond Fund may invest up to 20% of its assets in below investment grade bonds, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund may invest up to 15% of its total assets in such securities. This means Evergreen Intermediate Municipal Bond Fund may invest a greater percentage of its assets in below investment grade bonds. However, Evergreen Intermediate Municipal Bond Fund under normal circumstances intends to invest at least 50% of its assets in high-quality municipal securities (generally, securities rated A+ or better) as part of its principal investment strategies, whereas this is not a part of the principal investment strategies of the Wells Fargo Advantage Intermediate Tax/AMT-Free Fund.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND (Target Fund)	WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.	The Fund seeks current income exempt from federal income tax.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in municipal securities, the interest from which is exempt from federal income taxes, other than the alternative minimum tax. The Fund may also, under normal conditions, invest up to 20% of its assets in taxable securities. The Fund may, however, invest up to 100% of its assets in such securities for temporary defensive purposes.	Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT). We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, including federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities that pay interest subject to federal income tax or federal AMT.
The Fund invests at least 80% of its assets in investment grade municipal securities and under normal circumstances intends to invest at least 50% of its assets in high-quality municipal securities (generally, securities rated A+ or better). The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes referred to as "high yield" or "junk bonds"). Security ratings are determined at the time of investment and are based on ratings received by nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio manager. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio manager considers the retention advisable.	Under normal circumstances, we invest up to 15% of the Fund's total assets in below investment-grade municipal securities.
The Fund may invest in bonds of any maturity or duration; however, the Fund's dollar-weighted average maturity is not expected to exceed ten years.	Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years. We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving.
In purchasing securities, the portfolio manager conducts an analysis of how well the securities fit into the Fund's overall portfolio strategy and credit criteria.	Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.
The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio manager, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.	We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
Although not a principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.	We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in Wells Fargo Advantage Intermediate Tax/AMT-Free Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although both Funds may be subject to the risks listed below, they may be subject to a particular risk to different degrees. For example, an investment in Wells Fargo Advantage Intermediate Tax/AMT-Free Fund may be subject to high yield securities risk to a lesser degree than an investment in Evergreen Intermediate Municipal Bond Fund because Evergreen Intermediate Municipal Bond Fund may invest a greater percentage of its assets in below investment grade securities.

Principal Risks
Active Trading Risk
Counter-Party Risk
Debt Securities Risk
Derivatives Risk
High Yield Securities Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Municipal Securities Risk
Regulatory Risk

A discussion of the principal risks associated with the investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar chart and table illustrate how each Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Intermediate Municipal Bond Fund

Highest Quarter:	3rd Quarter 2009	+8.02%
Lowest Quarter:	3rd Quarter 2008	-3.58%

Year-by-Year Total Return for Class A Shares (%) for Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Highest Quarter:	3rd Quarter 2009	+7.00%
Lowest Quarter:	4th Quarter 2008	-4.27%

Average Annual Total Returns for the periods ended 12/31/2009[1]
Evergreen Intermediate Municipal Bond Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	2/28/2002	7.10%	2.79%	5.10%
Class A (after taxes on distributions)	2/28/2002	7.10%	2.79%	4.82%
Class A (after taxes on distributions and the sale of Fund Shares)	2/28/2002	5.91%	2.87%	4.73%
Class B (before taxes)[3]	11/8/2002	6.60%	2.69%	5.08%
Class C (before taxes)	11/8/2002	10.60%	3.04%	5.08%
Class I (before taxes)	10/20/1997	12.72%	4.07%	5.83%
Class IS (before taxes)	7/11/2003	12.44%	3.81%	5.66%
Barclays Capital 5-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		7.40%	4.50%	5.24%
1	Historical performance shown for Classes A, B, C and I prior to 7/14/2003 is based on the performance of the corresponding class of Evergreen Offit National Municipal Bond Fund. Historical performance shown for Class IS prior to its inception is based on the performance of Class I of Evergreen Offit National Municipal Bond Fund. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of OFFIT National Municipal Fund. Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of OFFIT National Municipal Fund, and prior to the Advisor shares' inception on 2/28/2002, is based on the Select shares, the original class offered. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Advisor shares had a 0.25% 12b-1 fee. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, 10 year returns for Classes A, B, C and IS would have been lower.
2	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
3	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Inception Date of Share Class	1 Year	5 Year	Performance Since 7/31/2001
Class A (before taxes)[1]	7/31/2007	11.73%	3.28%	4.70%
Class A (after taxes on distributions)[2]	7/31/2007	10.21%	1.88%	3.14%
Class A (after taxes on distributions and the sale of Fund Shares)[2]	7/31/2007	7.58%	1.97%	3.09%
Class C (before taxes)[1]	7/31/2007	13.33%	3.15%	4.30%
Administrator Class (before taxes)[3]	3/31/2008	15.41%	3.95%	5.14%
Barclays Capital Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses, or taxes)[4]		8.88%	4.39%	4.80%
1	Performance shown prior to the inception of the Class A and Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class A sales charges and Class C sales charges and expenses (except during those periods in which expenses of Class A or Class C would have been lower than those of the Investor Class no such adjustment is reflected).
2	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other share classes will vary.
3	Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class, the expenses of the Administrator Class are reflected).
4	The Barclays Capital Municipal Bond 1-15 Year Blend Index is the 1-15 Year Blend component of the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities between 6-8 years and a minimum credit rating of Baa. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and in the Funds' prospectuses.

Class A and Class C shares of the Wells Fargo Advantage Intermediate Tax/AMT-Free Fund are subject to sales charges. The sales charges applicable to purchases of Class A shares of Wells Fargo Advantage Intermediate Tax/AMT-Free Fund are lower than the sales charges for the corresponding class of shares of Evergreen Intermediate Municipal Bond Fund on purchases of less than $100,000. Also, the contingent deferred sales charge you may pay when you redeem Class C shares of Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (other than those you receive in connection with the Merger) will be based on the net asset value of your shares when they were purchased, not the lower of (i) that amount or (ii) the value of the shares at the time of redemption, as is the case for Class C shares of Evergreen Intermediate Municipal Bond Fund.

Class B shareholders of Evergreen Intermediate Municipal Bond Fund will receive Class A shares of Wells Fargo Advantage Intermediate Tax/AMT-Free Fund in connection with the Merger. Former Class B shareholders of Evergreen Intermediate Municipal Bond Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of Wells Fargo Advantage Intermediate Tax/AMT-Free Fund as described below.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Intermediate Municipal Bond Fund
	Class A	Class B	Class C	Class I, Class IS
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
	Class A	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	3.00%[1]	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	1.00%	None
1	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase.

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (Pro Forma)
	Class A1,[2]	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	3.00%[3]	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[3]	1.00%	None
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
2	Following completion of the Mergers, former Class IS shareholders of any Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.
3	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Intermediate Municipal Bond Fund
Total Annual Fund Operating Expenses
Class A	0.97%
Class B	1.72%
Class C	1.72%
Class I	0.72%
Class IS	0.97%

Wells Fargo Advantage Intermediate Tax/AMT Free Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Class A	0.90%	0.70%
Class C	1.65%	1.45%
Administrator Class	0.82%	0.60%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 10/31/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Intermediate Tax/AMT Free Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	0.84%	0.70%
Class C	1.59%	1.45%
Administrator Class	0.78%	0.60%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). The fees charged to Class C shares of Evergreen Intermediate Municipal Bond Fund pursuant to the Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by Class C shares of Wells Fargo Advantage Intermediate Tax/AMT-Free Fund. However, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund Class C shares are subject to a shareholder servicing fee equal to 0.25%. The fees borne by Class A and Class B shares of Evergreen Intermediate Municipal Bond Fund pursuant to their Distribution Plan are 0.25% and 1.00%, respectively; Class A shares of Wells Fargo Advantage Intermediate Tax/AMT-Free Fund do not bear fees under a distribution plan, but are subject to a shareholder servicing fee equal to 0.25%. While neither Class I shares of Evergreen Intermediate Municipal Bond Fund nor Administrator Class shares of Wells Fargo Advantage Intermediate Tax/AMT-Free Fund are subject to fees under a distribution plan, Administrator Class shares are subject to a shareholder servicing fee equal to 0.25%. The fees charged to Class IS shares of Evergreen Intermediate Municipal Bond Fund are 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 31% of the average value of its portfolio and the Acquiring Fund's portfolio turnover rate was 92% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	Lyle J. Fitterer, CFA, CPA Mathew M. Kiselak Robert Miller

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A substantial portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND AND EVERGREEN MUNICIPAL BOND FUND INTO WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

In addition to your Target Fund, shareholders in one or more other Target Funds are being asked to approve a Merger into your Acquiring Fund. Your Merger is not contingent upon approval of any other Merger by shareholders of any other Target Fund.

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen High Income Municipal Bond Fund:	You will get this class of shares of Wells Fargo Advantage Municipal Bond Fund:
Class A	Class A
Class B	Class B
Class C	Class C
Class I	Administrator Class

If you own this class of shares of Evergreen Municipal Bond Fund:	You will get this class of shares of Wells Fargo Advantage Municipal Bond Fund:
Class A	Class A
Class B	Class B
Class C	Class C
Class I1	Institutional Class
1	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen High Income Municipal Bond Fund and Wells Fargo Advantage Municipal Bond Fund. The Funds' investment goals and investment strategies are similar. Each Fund seeks current income exempt from federal income tax, but Evergreen High Income Municipal Bond Fund seeks current income as part of a long-term strategy of achieving tax-advantaged total return. Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, other than the alternative minimum tax ("AMT"). Wells Fargo Advantage Municipal Bond Fund may invest up to 20% of its net assets in securities that pay interest subject to the federal AMT while Evergreen High Income Municipal Bond Fund has no such limit. An important difference is that Evergreen High Income Municipal Bond Fund invests primarily in municipal bonds with the potential of earning high income that have been given medium and lower ratings by a nationally recognized statistical ratings organization (for example, Baa through C by Moody's and BBB through C by S&P and unrated securities of comparable quality, at the time of purchase), while Wells Fargo Advantage Municipal Bond Fund normally invests at least 80% of its assets in investment grade bonds. This means that an investment in Wells Fargo Advantage Municipal Bond Fund may be subject to less high yield securities risk than Evergreen High Income Municipal Bond Fund, but an investment in Evergreen High Income Municipal Bond Fund may earn more current income than a similar investment in Wells Fargo Advantage Municipal Bond Fund.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND (Target Fund)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks current income exempt from federal income tax, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.	The Fund seeks current income exempt from federal income tax.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in municipal securities the interest from which is exempt from federal income tax, other than the alternative minimum tax. The Fund, formerly Evergreen Florida High Income Municipal Bond Fund, will likely have a substantial portion of its assets invested in securities of Florida issuers for a period of time, pending investments in a more geographically diverse portfolio of securities. The Fund may invest up to 20% of its assets in high quality short-term obligations, which may include taxable securities.	Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT) and up to 20% of the Fund's net assets in securities that pay interest subject to federal AMT. We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's total assets in securities that pay interest subject to federal AMT. We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.
The Fund's principal investment strategies do not include an expected dollar-weighted average effective maturity.	Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.
The Fund invests, under normal market conditions, primarily in municipal bonds with the potential of earning high income that have been given at the time of purchase medium and lower ratings by a nationally recognized statistical ratings organization (for example, Baa through C by Moody's Investors Service, Inc. (Moody's) and BBB through C by Standard & Poor's Rating Services (S&P)) and/or unrated securities which are determined by the Fund's portfolio manager to be of comparable quality. The Fund does not invest in securities that are in default (e.g., rated D by S&P). Lower rated securities (for example, Ba and lower by Moody's and BB and lower by S&P) are considered below investment grade bonds and are commonly referred to as "high yield" or "junk" bonds. Security ratings are determined at the time of investment and are based on ratings received by nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable. In purchasing municipal securities, the portfolio managers analyze how well they believe the securities fit into the Fund's overall portfolio strategy, credit criteria, and the potential value of the securities relative to the municipal market prices.	Under normal circumstances, we invest up to 20% of the Fund's total assets in below investment-grade municipal securities.
The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio manager, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.	We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.	We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. We may actively trade portfolio securities.
Although not a principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Evergreen Municipal Bond Fund and Wells Fargo Advantage Municipal Bond Fund. The Funds' investment goals and investment strategies are similar. Each Fund seeks current income exempt from federal income taxes, but Evergreen Municipal Bond Fund seeks current income as part of a long-term strategy of achieving tax-advantaged total return. Each Fund normally invests at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from federal income tax, other than the alternative minimum tax ("AMT"). Wells Fargo Advantage Municipal Bond Fund may invest up to 20% of its assets in securities that pay interest subject to the federal AMT, while Evergreen Municipal Bond Fund has no such limit. Each Fund may invest up to 20% of its assets in below investment grade bonds. However, Evergreen Municipal Bond Fund will not invest in a security that is rated lower than B, while Wells Fargo Advantage Municipal Bond Fund may invest in such securities. Another difference is that Wells Fargo Advantage Municipal Bond Fund expects to keep its dollar-weighted average effective maturity between 5 and 20 years, whereas Evergreen Municipal Bond Fund attempts to maintain its dollar-weighted average maturity between 10 and 20 years. This means that under certain circumstances an investment in Wells Fargo Advantage Bond Fund may involve less interest rate risk than an investment in Evergreen Municipal Bond Fund.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN MUNICIPAL BOND FUND (Target Fund)	WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.	The Fund seeks current income exempt from federal income tax.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in municipal securities, the interest from which is exempt from federal income taxes, other than the alternative minimum tax. The Fund will invest at least 80% of its assets in investment grade municipal securities. The Fund may also, under normal conditions, invest up to 20% of its assets in taxable securities. The Fund may, however, invest up to 100% of its assets in such securities for temporary defensive purposes.	Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT) and up to 20% of the Fund's net assets in securities that pay interest subject to federal AMT. We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's total assets in securities that pay interest subject to federal AMT.
The portfolio manager attempts to maintain a dollar-weighted average maturity of ten to twenty years.	Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.
The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes referred to as "high yield" or "junk bonds"), but will not invest in bonds rated below B. Security ratings are determined at the time of investment and are based on ratings received by nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio manager. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio manager considers the retention advisable.	Under normal circumstances, we invest up to 20% of the Fund's total assets in below investment-grade municipal securities.
The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio manager, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes. The Fund may invest a portion of its assets in inverse floaters, which are derivative securities that typically earn interest at short-term rates that vary inversely to changes in short-term market interest rates	We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In purchasing securities, the portfolio manager analyzes credit quality and comparative pricing valuation of the securities as well as the impact of the purchase on the Fund's yield and dollar-weighted average maturity. .	We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.
The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.	We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.
Although not a principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, the Funds are subject to many of the same risks. Listed below are the principal risks that apply to an investment in Wells Fargo Advantage Municipal Bond Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each Fund may be subject to the risks listed below, they may be subject to a particular risk to different degrees. For example, an investment in Wells Fargo Advantage Municipal Bond Fund may be subject to high yield securities risk to a lesser degree than an investment in Evergreen High Income Municipal Bond Fund because Evergreen High Income Municipal Bond Fund may have a significantly larger percentage of its assets invested in below investment grade securities. An investment in Wells Fargo Advantage Municipal Bond Fund may be exposed to less interest rate risk than an investment in Evergreen Municipal Bond Fund under certain circumstances because Wells Fargo Advantage Municipal Bond Fund is permitted to have a dollar-weighted average effective maturity between 5 and 20 years, while Evergreen Municipal Bond Fund's permitted dollar-weighted average maturity range is between 10 and 20 years.

Principal Risks
Active Trading Risk
Counter-Party Risk
Debt Securities Risk
Derivatives Risk
High Yield Securities Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Municipal Securities Risk
Regulatory Risk

A discussion of the principal risks associated with the investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar chart and table illustrate how each Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown.

Year-by-Year Total Return for Class A Shares (%) for Evergreen High Income Municipal Bond Fund

Highest Quarter:	3rd Quarter 2009	+9.22%
Lowest Quarter:	4th Quarter 2008	-17.19%

Year-by-Year Total Return for Class A Shares (%) for Evergreen Municipal Bond Fund

Highest Quarter:	3rd Quarter 2009	+7.89%
Lowest Quarter:	3rd Quarter 2008	-3.92%

Year-by-Year Total Return for Class A Shares (%) for Wells Fargo Advantage Municipal Bond Fund

Highest Quarter:	3rd Quarter 2009	+9.76%
Lowest Quarter:	4th Quarter 2008	-8.40%

Average Annual Total Returns for the periods ended 12/31/2009
Evergreen High Income Municipal Bond Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	6/17/1992	14.36%	-1.11%	2.09%
Class A (after taxes on distributions)	6/17/1992	14.36%	-1.12%	2.08%
Class A (after taxes on distributions and the sale of Fund Shares)	6/17/1992	11.85%	-0.15%	2.58%
Class B (before taxes)[2]	7/10/1995	14.16%	-1.20%	1.84%
Class C (before taxes)	3/6/1998	18.16%	-0.89%	1.84%
Class I (before taxes)	9/20/1995	20.34%	0.11%	2.86%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		12.91%	4.32%	5.75%
Barclays Capital High Yield Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		32.73%	2.63%	N/A
1	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Average Annual Total Returns for the periods ended 12/31/2009
Evergreen Municipal Bond Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/20/1998	10.04%	2.59%	4.56%
Class A (after taxes on distributions)	1/20/1998	10.04%	2.58%	4.55%
Class A (after taxes on distributions and the sale of Fund Shares)	1/20/1998	8.22%	2.79%	4.53%
Class B (before taxes)[2]	1/19/1978	9.71%	2.47%	4.30%
Class C (before taxes)	1/26/1998	13.71%	2.82%	4.30%
Class I (before taxes)	4/30/1999	15.85%	3.85%	5.35%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		12.91%	4.32%	5.75%
1	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Fund Municipal Bond Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)[1]	4/11/2005	18.92%	3.53%	4.88%
Class A (after taxes on distributions)[2]	4/11/2005	16.59%	1.87%	3.12%
Class A (after taxes on distributions and the sale of Fund Shares)[2]	4/11/2005	12.19%	2.03%	3.10%
Class B (before taxes)[1]	4/11/2005	18.54%	3.36%	4.83%
Class C (before taxes)[1]	4/11/2005	22.53%	3.71%	4.60%
Administrator Class (before taxes)[3]	4/11/2005	24.64%	4.77%	5.52%
Institutional Class (before taxes)[4]	3/31/2008	24.71%	4.62%	5.45%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[5]		12.91%	4.32%	5.75%
1	Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable.
2	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other share classes will vary.
3	Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.
4	Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.
5	The Barclays Capital Municipal Bond Index, is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and in the Funds' prospectuses.

The sales charge schedules applicable to Class A, Class B, and Class C shares of Wells Fargo Advantage Municipal Bond Fund are identical to the sales charge schedules for the corresponding class of shares of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund except that (i) Wells Fargo Advantage Municipal Bond Fund's front-end sales charges on purchases of Class A shares are lower than those of Class A shares of Evergreen Municipal Bond Fund and Evergreen High Income Municipal Bond Fund on purchases up to $250,000; and (ii) the contingent deferred sales charge you may pay when you redeem Class B and Class C shares of Wells Fargo Advantage Municipal Bond Fund (other than those you receive in connection with the Merger) will be based on the net asset value of your shares when they were purchased, not the lower of (x) that amount or (y) the value of the shares at the time of redemption, as is the case for Class B and Class C shares of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund.

Also, Class B shares of Wells Fargo Advantage Municipal Bond Fund do not convert to Class A shares of that Fund until they have been held for 9 years. In contrast, Class B shares of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund convert to Class A shares of that Fund after 8 years.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen High Income Municipal Bond Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Evergreen Municipal Bond Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Municipal Bond Fund
	Class A	Class B	Class C	Administrator Class, Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%[1]	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Municipal Bond Fund (Pro Forma)
	Class A	Class B	Class C	Administrator Class, Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%[1]	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table below labeled "Wells Fargo Advantage Municipal Bond Fund (Pro Forma Assuming Merger of Both Target Funds with Acquiring Fund)" shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Mergers of both Target Funds with the Acquiring Fund had taken place at the beginning of that period. If the Merger of Evergreen High Income Municipal Bond Fund with the Acquiring Fund was the only Merger proposed, the pro forma expenses shown would have been approximately the same. The pro forma expense table below labeled "Wells Fargo Advantage Municipal Bond Fund (Pro Forma Assuming Merger of Evergreen High Income Municipal Bond Fund Only with Acquiring Fund)" shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming only the Merger of Evergreen High Income Municipal Bond Fund with the Acquiring Fund had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statement.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen High Income Municipal Bond Fund
Total Annual Fund Operating Expenses
Class A	1.00%
Class B	1.75%
Class C	1.75%
Class I	0.75%

Evergreen Municipal Bond Fund
Total Annual Fund Operating Expenses
Class A	0.77%
Class B	1.52%
Class C	1.52%
Class I	0.52%

Wells Fargo Advantage Municipal Bond Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Class A	0.89%	0.75%
Class B	1.64%	1.50%
Class C	1.64%	1.50%
Administrator Class	0.81%	0.60%
Institutional Class	0.54%	0.50%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 10/31/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Municipal Bond Fund (Pro Forma Assuming Merger of Both Target Funds with Acquiring Fund)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	0.81%	0.75%
Class B	1.56%	1.50%
Class C	1.56%	1.50%
Administrator Class	0.75%	0.60%
Institutional Class	0.48%	0.48%
1	Funds Management has committed for three years after the closing of the merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.75% for Class A, 1.50% for Class B, 1.50% for Class C, 0.60% for Administrator Class, and 0.50% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Municipal Bond Fund (Pro Forma Assuming Merger of Evergreen High Income Municipal Bond Fund Only with Acquiring Fund)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	0.84%	0.75%
Class B	1.59%	1.50%
Class C	1.59%	1.50%
Administrator Class	0.78%	0.60%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen High Income Municipal Bond Fund and Wells Fargo Advantage Municipal Bond Fund. Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). The fees charged to Class B and Class C shares of Evergreen High Income Municipal Bond Fund pursuant to the Fund's Distribution Plans are 0.25% more than the Distribution Plan fees borne by Class B and Class C shares of Wells Fargo Advantage Municipal Bond Fund, respectively. However, each of those Wells Fargo Advantage Municipal Bond Fund share classes are subject to a shareholder servicing fee equal to 0.25%. The fees borne by Class A shares of Evergreen High Income Municipal Bond Fund pursuant to that Fund's Distribution Plan are 0.25%; Class A shares of Wells Fargo Advantage Municipal Bond Fund do not bear fees under a distribution plan, but are subject to a shareholder servicing fee equal to 0.25%. While neither Class I shares of Evergreen High Income Municipal Bond Fund nor Administrator Class shares of Wells Fargo Advantage Municipal Bond Fund are subject to fees under a distribution plan, Administrator Class shares are subject to a shareholder servicing fee equal to 0.25%.

Evergreen Municipal Bond Fund and Wells Fargo Advantage Municipal Bond Fund. The fees charged to Class B and C shares of Evergreen Municipal Bond Fund pursuant to the Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by Class B and Class C shares of Wells Fargo Advantage Municipal Bond Fund, respectively. However, each of those Wells Fargo Advantage Municipal Bond Fund share classes are subject to a shareholder servicing fee equal to 0.25%. The fees borne by Class A shares of Evergreen Municipal Bond Fund pursuant to that Fund's Distribution Plan are 0.25%; Class A shares of Wells Fargo Advantage Municipal Bond Fund do not bear fees under a distribution plan, but are subject to a shareholder servicing fee equal to 0.25%. Neither Class I shares of Evergreen Municipal Bond Fund nor Institutional Class shares of Wells Fargo Advantage Municipal Bond Fund are subject to fees under a distribution plan or a shareholder servicing fee.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, Evergreen High Income Municipal Bond Fund's portfolio turnover rate was 70% of the average value of its portfolio, Evergreen Municipal Bond Fund's portfolio turnover rate was 58% of the average value of its portfolio, and the Acquiring Fund's portfolio turnover rate was 152% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Municipal Bond Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	Lyle J. Fitterer, CFA, CPA Mathew M. Kiselak Robert Miller

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A substantial portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND INTO WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen California Municipal Bond Fund:	You will get this class of shares of Wells Fargo Advantage California Tax-Free Fund:
Class A	Class A
Class B	Class B
Class C	Class C
Class I	Administrator Class

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and investment strategies are substantially similar. Evergreen California Municipal Bond Fund normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from California individual income taxes. The Wells Fargo Advantage California Tax-Free Fund invests, under normal circumstances, at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax, and California individual income tax. Wells Fargo Advantage California Tax-Free Fund limits its investments in securities that pay interest subject to the alternative minimum tax to 20% of its net assets. Evergreen California Municipal Bond Fund does not have a similar restriction as part of its principal investment strategies. Wells Fargo Advantage California Tax-Free Fund may invest up to 10% of its assets in below investment grade securities, while Evergreen California Municipal Bond Fund may invest up to 20% of its assets in such securities. This means that an investment in Evergreen California Municipal Bond Fund may be subject to high yield securities risk to a greater extent than an investment in Wells Fargo Advantage California Tax-Free Fund. However, Evergreen California Municipal Bond Fund will not invest in bonds rated below B and normally at least 50% of its assets will be invested in securities rated in the top two investment grade categories (or of equivalent credit qualify, if unrated). This means that Wells Fargo Advantage California Tax-Free Fund may be exposed to securities with a higher likelihood of default than Evergreen California Municipal Bond Fund.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND (Target Fund)	WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and California state income tax as part of a long-term strategy of achieving tax-advantaged total return.	The Fund seeks current income exempt from federal income tax and California individual income tax.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from California state and local personal income taxes. The Fund may invest up to 20% of its assets in other obligations, which may include taxable securities.	Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax and up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We invest principally in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's total assets in securities that pay interest subject to federal AMT.
The Fund normally invests at least 80% of its assets in investment grade securities. In addition, under normal circumstances, the Fund seeks to invest at least 50% of its assets in securities in the top two investment grade categories. The Fund may invest up to 20% of its assets in securities rated below investment grade (commonly referred to as "high yield" or "junk" bonds), but the Fund will not invest in bonds rated below B. Security ratings are determined at the time of investment and are based on ratings received by nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio manager. If a security is rated by more than one nationally recognized statistical ratings organization, the higher rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio manager considers the retention advisable. At no time, however, will more than 35% of the Fund's assets consist of securities rated below investment grade.	Under normal circumstances, we invest up to 10% of the Fund's total assets in below investment-grade municipal securities.
The Fund may invest in bonds of any maturity or duration; however, the Fund's dollar-weighted average maturity is generally not expected to exceed 20 years.	Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.
The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio manager, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.	We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In purchasing municipal securities, the portfolio manager considers how well the securities fit into the portfolio from a strategy, credit quality and pricing standpoint.	We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.
The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.	We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile.
Although not a principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in Wells Fargo Advantage California Tax-Free Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each Fund may be subject to the risks listed below, they may be subject to a particular risk to different degrees. For example, an investment in Wells Fargo Advantage California Tax-Free Fund may be subject to high yield securities risk to a lesser extent than an investment in Evergreen California Municipal Bond Fund because Evergreen California Municipal Bond Fund may invest a greater percentage of its assets in below investment grade securities; however, because Wells Fargo Advantage California Tax-Free Fund may invest in securities with lower credit ratings, that portion of its portfolio may be more likely to include a security of an issuer that will default than Evergreen California Municipal Bond Fund's portfolio.

Principal Risks
California Municipal Securities Risk
Counter-Party Risk
Debt Securities Risk
Derivatives Risk
High Yield Securities Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Municipal Securities Risk
Non-Diversification Risk
Regulatory Risk

A discussion of the principal risks associated with the investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar chart and table illustrate how each Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown.

Year-by-Year Total Return for Class A Shares (%) for Evergreen California Municipal Bond Fund

Highest Quarter:	3rd Quarter 2009	+7.70%
Lowest Quarter:	3rd Quarter 2008	-5.12%

Year-by-Year Total Return for Class A Shares (%) for Wells Fargo Advantage California Tax-Free Fund

Highest Quarter:	3rd Quarter 2009	+8.26%
Lowest Quarter:	3rd Quarter 2008	-3.88%

Average Annual Total Returns for the periods ended 12/31/2009
Evergreen California Municipal Bond Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	11/8/2002	10.32%	1.57%	4.08%
Class B (before taxes)[2]	11/8/2002	9.98%	1.46%	4.04%
Class C (before taxes)	11/8/2002	13.98%	1.81%	4.04%
Class I (before taxes)	4/2/1997	16.13%	2.83%	4.80%
Class I (after taxes on distributions)	4/2/1997	16.11%	2.76%	4.26%
Class I (after taxes on distributions and the sale of Fund Shares)	4/2/1997	12.26%	2.96%	4.24%
Barclays Capital 5-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		7.40%	4.50%	5.24%
Barclays Capital California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		12.22%	3.90%	5.58%
1	Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the Fund's predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, 10 year returns for Classes A, B and C would have been lower.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.
3	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage California Tax-Free Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	10/6/1988	10.26%	2.54%	4.70%
Class A (after taxes on distributions)[1]	10/6/1988	8.49%	0.89%	2.91%
Class A (after taxes on distributions and the sale of Fund Shares)[1]	10/6/1988	6.62%	1.21%	2.97%
Class B (before taxes)	12/15/1997	9.56%	2.37%	4.60%
Class C (before taxes)	7/1/1993	13.57%	2.69%	4.37%
Administrator Class (before taxes)	12/15/1997	15.80%	3.76%	5.42%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[2]		12.91%	4.32%	5.75%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other share classes will vary.
2	The Barclays Capital Municipal Bond Index, is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and in the Funds' prospectuses.

The sales charge schedules applicable to Class A, Class B, and Class C shares of Wells Fargo Advantage California Tax-Free Fund are identical to the sales charge schedules for the corresponding class of shares of Evergreen California Municipal Bond Fund except that (i) Wells Fargo Advantage California Tax-Free Fund's front-end sales charges on purchases of Class A shares between $0 and $249,999 are lower than similar purchases of Evergreen California Municipal Bond Fund's Class A shares and (ii) the contingent deferred sales charge you may pay when you redeem Class B and Class C shares of Wells Fargo Advantage California Tax-Free Fund (other than those you receive in connection with the Merger) will be based on the net asset value of your shares when they were purchased, not the lower of (x) that amount or (y) the value of the shares at the time of redemption, as is the case for Class B and Class C shares of Evergreen California Municipal Bond Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen California Municipal Bond Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage California Tax-Free Fund
	Class A	Class B	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%[1]	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage California Tax-Free Fund (Pro Forma)
	Class A	Class B	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%[1]	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen California Municipal Bond Fund
Total Annual Fund Operating Expenses[1]
Class A	0.86%
Class B	1.61%
Class C	1.61%
Class I	0.61%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage California Tax-Free Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Class A	0.89%	0.80%
Class B	1.64%	1.55%
Class C	1.64%	1.55%
Administrator Class	0.81%	0.55%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 10/31/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage California Tax-Free Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	0.84%	0.75%
Class B	1.59%	1.50%
Class C	1.59%	1.50%
Administrator Class	0.78%	0.55%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). The fees charged to Class B and Class C shares of Evergreen California Municipal Bond Fund pursuant to the Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by Class B and Class C shares of Wells Fargo Advantage California Tax-Free Fund, respectively. However, each of those Wells Fargo Advantage California Tax-Free Fund share classes are subject to a shareholder servicing fee equal to 0.25%. The fees borne by Class A shares of Evergreen California Municipal Bond Fund pursuant to that Fund's Distribution Plan are 0.25%; Class A shares of Wells Fargo Advantage California Tax-Free Fund do not bear fees under a distribution plan, but are subject to a shareholder servicing fee equal to 0.25%. While neither Class I shares of Evergreen California Municipal Bond Fund nor Administrator Class shares of Wells Fargo Advantage California Tax-Free Fund are subject to fees under a distribution plan, Administrator Class shares are subject to a shareholder servicing fee equal to 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 35% of the average value of its portfolio and the Acquiring Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage California Tax-Free Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	Stephen Galiani Adrian Van Poppel

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A substantial portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN U.S. GOVERNMENT FUND INTO WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen U.S. Government Fund:	You will get this class of shares of Wells Fargo Advantage Government Securities Fund:
Class A	Class A
Class B	Class B
Class C	Class C
Class I	Administrator Class

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Both Funds' investment goals and investment strategies are substantially similar. Evergreen U.S. Government Fund seeks to achieve a high level of current income consistent with stability of principal and Wells Fargo Advantage Government Securities Fund seeks current income. Each Fund normally invests at least 80% of its assets in debt instruments issued or guaranteed by the U.S. government, its agencies or government sponsored entities. Each Fund may invest up to 20% of its assets in privately-issued/non-government investment-grade debt securities. Although both Funds may engage in leveraged transactions, such as dollar rolls, Evergreen U.S. Government Fund limits such investments to 30% of its assets. Wells Fargo Advantage Government Securities Fund may invest in stripped securities as part of its principal investment strategies, whereas Evergreen U.S. Government Fund does not invest in stripped securities as part of its principal investment strategies.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN U.S. GOVERNMENT FUND (Target Fund)	WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks to achieve a high level of current income consistent with stability of principal.	The Fund seeks current income.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in debt instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by U.S. government agencies or instrumentalities, such as, for example, the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae). Securities issued by Ginnie Mae, but not those issued by Fannie Mae or Freddie Mac, are backed by the full faith and credit of the U.S. government. Fannie Mae and Freddie Mac, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. government. The Fund also may invest up to 20% of its assets in privately issued CMOs, mortgage-backed securities, asset-backed securities, commercial paper, and corporate bonds and notes, that are rated investment grade. Security ratings are determined at the time of investment and are based on ratings received by nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio manager. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio manager considers the retention advisable.	Under normal circumstances, we invest at least 80% of the Fund's net assets in U.S. government obligations and repurchase agreements collateralized by U.S. government obligations and up to 20% of the Fund's net assets in non-government investment-grade debt securities. We invest principally in U.S. government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. government agencies or government-sponsored entities. These securities may have fixed, floating or variable rates and also include mortgage-backed securities.
As part of its investment strategy, the Fund may engage in transactions that create leverage, including certain types of mortgage dollar rolls, with up to 30% of the Fund's assets. In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a dealer and simultaneously contracts to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. The Fund may invest a substantial portion of its assets (including a majority of its assets) in CMOs or other mortgage- and asset-backed securities.	As part of our mortgage-backed securities investment strategy, we may enter into dollar rolls or invest in stripped securities.
The Fund has no limitation on the duration of its portfolio of investments. The Fund periodically adjusts the duration based upon interest rate outlook. Corporate bond positions are monitored to take advantage of changing yield relationships and to maintain the quality of investments.	We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors.
The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio manager, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.	We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
The Fund does not include an express statement of when it will sell a security in its principal investment strategies.	We may sell a security due to changes in our outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. We may actively trade portfolio securities.
Although not a principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in Wells Fargo Advantage Government Securities Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each Fund may be subject to the risks listed below, they may be subject to a particular risk to different degrees. For example, Wells Fargo Advantage Government Securities Fund may be subject to leverage risk to a greater extent because the Fund does not limit as a part of its principal investment strategies the amount of assets it may use in leveraged transactions.

Principal Risks
Active Trading Risk
Counter-Party Risk
Debt Securities Risk
Derivatives Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Mortgage- and Asset-Backed Securities Risk
Regulatory Risk
Stripped Securities Risk
U.S. Government Obligations Risk

A discussion of the principal risks associated with the investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar chart and table illustrate how each Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown.

Year-by-Year Total Return for Class A Shares (%) for Evergreen U.S. Government Fund

Highest Quarter:	3rd Quarter 2001	+4.51%
Lowest Quarter:	3rd Quarter 2008	-3.42%

Year-by-Year Total Return for Class A Shares (%) for Wells Fargo Advantage Government Securities Fund

Highest Quarter:	3rd Quarter 2002	+5.58%
Lowest Quarter:	2nd Quarter 2004	-2.81%

Average Annual Total Returns for the periods ended 12/31/2009
Evergreen U.S. Government Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/11/1993	-1.96%	1.64%	4.01%
Class A (after taxes on distributions)	1/11/1993	-3.08%	0.25%	2.48%
Class A (after taxes on distributions and the sale of Fund Shares)	1/11/1993	-1.28%	0.59%	2.51%
Class B (before taxes)[2]	1/11/1993	-2.85%	1.54%	3.75%
Class C (before taxes)	9/2/1994	1.14%	1.88%	3.75%
Class I (before taxes)	9/2/1993	3.16%	2.91%	4.79%
Barclays Capital Intermediate Government Index (reflects no deduction for fees, expenses, or taxes)		-0.32%	4.74%	5.65%
1	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Government Securities Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)[1]	8/31/1999	-1.08%	3.80%	5.42%
Class A (after taxes on distributions)[2]	8/31/1999	-2.67%	2.09%	3.49%
Class A (after taxes on distributions and the sale of Fund Shares)[2]	8/31/1999	-0.71%	2.23%	3.48%
Class B (before taxes)[1]	7/18/2008	-2.18%	3.59%	5.35%
Class C (before taxes)[1]	12/26/2002	1.82%	3.94%	5.03%
Administrator Class (before taxes)[3]	4/11/2005	3.79%	5.01%	6.24%
Barclays Capital Intermediate U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)[4]		-0.32%	4.74%	5.65%
Barclays Capital U.S. Aggregate Excluding Credit Bond Index (reflects no deduction for fees, expenses, or taxes)[5]		3.13%	5.07%	N/A
1	Performance shown for the Class A shares from August 31, 1999, through December 31, 2007, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of the Class B shares reflects the performance of the Class C shares and includes expenses that are not applicable to the Class B shares and is adjusted to reflect Class B sales charges. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses.
2	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other share classes will vary.
3	Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Institutional Class shares, adjusted to reflect Administrator Class expenses.
4	The Barclays Capital Intermediate U.S. Government Bond Index, is an unmanaged index composed of U.S. government securities with maturities in the one-ten year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an index.
5	The Barclays Capital Intermediate U.S. Aggregate Excluding Credit Bond Index is composed of the Barclays U.S. Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, and mortgage-backed securities. The limited performance history of the Barclays Capital U.S. Aggregate Excluding Credit Bond Index does not allow for comparison to all periods of the Fund's performance. This index has an inception date of May 1, 2001. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and in the Funds' prospectuses.

The sales charge schedules applicable to Class A, Class B, and Class C shares of Wells Fargo Advantage Government Securities Fund are identical to the sales charge schedules for the corresponding class of shares of Evergreen U.S. Government Fund except that (i) Wells Fargo Advantage Government Securities Fund's front-end sales charges on purchases of Class A shares between $0 and $249,999 are lower than similar purchases of Evergreen U.S. Government Fund's Class A shares; and (ii) the contingent deferred sales charge you may pay when you redeem Class B and Class C shares of Wells Fargo Advantage Government Securities Fund (other than those you receive in connection with the Merger)  will be based on the net asset value of your shares when they were purchased, not the lower of (x) that amount or (y) the value of the shares at the time of redemption, as is the case for Class B and Class C shares of Evergreen U.S. Government Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen U.S. Government Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Government Securities Fund
	Class A	Class B	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%[1]	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Government Securities Fund (Pro Forma)
	Class A	Class B	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%[1]	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen U.S. Government Fund
	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses[1]
Class A	0.02%	0.91%
Class B	0.02%	1.66%
Class C	0.02%	1.66%
Class I	0.02%	0.66%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Government Securities Fund
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)[2]	Total Annual Fund Operating Expenses (After Waiver)3,[4]
Class A	0.01%	0.92%	0.91%
Class B	0.01%	1.67%	1.66%
Class C	0.01%	1.67%	1.66%
Administrator Class	0.01%	0.84%	0.71%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
4	Funds Management has committed through 9/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Government Securities Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	0.87%	0.87%
Class B	0.01%	1.62%	1.62%
Class C	0.01%	1.62%	1.62%
Administrator Class	0.01%	0.81%	0.65%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, and 0.64% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). The fees charged to Class B and Class C shares of Evergreen U.S. Government Fund pursuant to the Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by Class B and Class C shares of Wells Fargo Advantage Government Securities Fund, respectively. However, each of those Wells Fargo Advantage Government Securities Fund share classes are subject to a shareholder servicing fee equal to 0.25%. The fees borne by Class A shares of Evergreen U.S. Government Fund pursuant to that Fund's Distribution Plan are 0.25%; Class A shares of Wells Fargo Advantage Government Securities Fund do not bear fees under a distribution plan, but are subject to a shareholder servicing fee equal to 0.25%. While neither Class I shares of Evergreen U.S. Government Fund nor Administrator Class shares of Wells Fargo Advantage Government Securities Fund are subject to fees under a distribution plan, Administrator Class shares are subject to a shareholder servicing fee equal to 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 318% of the average value of its portfolio and the Acquiring Fund's portfolio turnover rate was 368% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Government Securities Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	Michael J. Bray, CFA Jay N. Mueller, CFA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A substantial portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN INTERNATIONAL EQUITY FUND INTO WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen International Equity Fund:	You will get this class of shares of Wells Fargo Advantage International Core Fund:
Class A	Class A
Class B	Class B
Class C	Class C
Class I1	Institutional Class[2]
Class R	Class R2
1	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.
2	Class will be created to receive the assets of the corresponding share class set forth above.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and strategies are similar. Both Funds seek long-term capital growth, but Evergreen International Equity Fund also seeks modest income secondarily. This means that an investment in Wells Fargo Advantage International Core Fund may produce less income than an investment in Evergreen International Equity Fund because Wells Fargo Advantage International Core Fund may invest in a security without regard to whether it pays a dividend. Both Funds normally invest at least 80% of their assets in equity securities of foreign issuers. Evergreen International Equity Fund invests at least 65% of its assets in issuers in three or more countries (other than the United States). In contrast, Wells Fargo Advantage International Core Fund does not include such a limitation in its principal investment strategies.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN INTERNATIONAL EQUITY FUND (Target Fund)	WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital growth and secondarily, modest income.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 80% of its assets in equity securities issued by, in the portfolio manager's opinion, established and quality non-U.S. companies located in countries with developed markets. The Fund normally invests at least 65% of its assets in the securities of companies in at least three countries (other than the United States).	Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers.[1]
The Fund may also invest in emerging markets.	Under normal circumstances, we invest up to 20% of the Fund's total assets in emerging market equity securities.
The Fund may purchase securities across all market capitalizations.	We may purchase securities across all market capitalizations.
The portfolio manager seeks both growth and value opportunities. For growth investments, the portfolio manager seeks, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio manager seeks, among other things, companies that are undervalued in the marketplace compared to their assets. The Fund normally intends to seek modest income from dividends paid by its equity holdings. Other than cash and cash equivalents, the Fund intends to invest substantially all of its assets in the securities of non-U.S. issuers.	We use bottom-up stock selection, based on in-depth fundamental research as the cornerstone of our investment process. During each stage of the process, we also consider the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Sector and country weights result from rather than determine our stock-selection decisions. Our investment process seeks both growth and value opportunities. For growth investments, we target companies that we believe have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, we target companies that we believe are undervalued in the marketplace compared to their intrinsic value. Additionally, we seek to identify catalysts that will unlock value, which will then be recognized by the market.
The Fund may, but will not necessarily, use derivatives.	We may also use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also actively trade portfolio securities.
The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.	We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio. The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and American Depositary Receipts (ADRs).
Although not a principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.
1	Reflects the investment strategy of the Fund to be effective at the time of the Merger.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in Wells Fargo Advantage International Core Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although both Funds may be subject to the risks listed below, they may be subject to a particular risk to different degrees.

Principal Risks1
Active Trading Risk
Counter-Party Risk
Currency Hedging Risk
Derivatives Risk
Emerging Markets Risk
Foreign Investment Risk
Growth Style Investment Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Regulatory Risk
Smaller Company Securities Risk
Value Style Investment Risk

1	Reflects the principal risks of the Fund to be effective at the time of the Merger.

A discussion of the principal risks associated with the investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar chart and table illustrate how each Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown.

Year-by-Year Total Return for Class B Shares (%) for Evergreen International Equity Fund

Highest Quarter:	3rd Quarter 2009	+18.23%
Lowest Quarter:	3rd Quarter 2008	-20.78%

Year-by-Year Total Return for Class B Shares (%) for Wells Fargo Advantage International Core Fund

Highest Quarter:	3rd Quarter 2009	+17.30%
Lowest Quarter:	3rd Quarter 2008	-21.51%

Average Annual Total Returns for the periods ended 12/31/2009[1]
Evergreen International Equity Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/20/1998	8.74%	0.71%	0.80%
Class B (before taxes)	9/6/1979	9.72%	0.89%	0.69%
Class B (after taxes on distributions)	9/6/1979	9.82%	-0.02%	0.03%
Class B (after taxes on distributions and the sale of Fund Shares)	9/6/1979	6.83%	1.04%	0.64%
Class C (before taxes)	3/6/1998	13.80%	1.19%	0.69%
Class I (before taxes)	3/9/1998	15.77%	2.20%	1.70%
Class R (before taxes)	10/10/2003	15.21%	1.69%	0.98%
MSCI EAFE Free Index (Net) (reflects no deduction for fees or expenses.)		31.78%	3.54%	1.17%
1	Historical performance shown for Class R prior to its inception is based on the performance of Class B, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.50% for Class R and 1.00% for Class B. If these fees had been reflected, 10 year returns for Class R would have been higher.
2	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage International Core Fund	Inception Date of Share Class	1 Year	5 Year	Performance Since 9/28/2001
Class A (before taxes)	9/28/2001	6.38%	-2.70%	2.32%
Class B (before taxes)	9/28/2001	6.95%	-2.70%	2.72%
Class B (after taxes on distributions)[1]	9/28/2001	6.74%	-3.69%	1.92%
Class B (after taxes on distributions and the sale of Fund Shares)[1]	9/28/2001	4.52%	-2.43%	2.17%
Class C (before taxes)	9/28/2001	11.10%	-2.19%	2.64%
Institutional Class (before taxes)[2]	TBD	6.95%	-2.70%	2.72%
Class R (before taxes)[3]	TBD	6.95%	-2.70%	2.72%
MSCI EAFE Index (Net) (reflects no deduction for fees or expenses.)[4]		31.78%	3.54%	7.25%
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other share classes will vary.
2	Performance shown for the Institutional Class shares reflects the performance of the Class B shares, and includes expenses and sales charges that are not applicable to those of the Institutional Class shares. The Class B shares annual returns are substantially similar to what the Institutional Class share returns would be because the Class B and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses and sales charges.
3	Performance shown for the Class R shares reflects the performance of the Class B shares, and includes expenses and sales charges that are not applicable to those of the Class R shares. The Class B shares annual returns are substantially similar to what the Class R share returns would be because the Class B and Class R shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses and sales charges.
4	The Morgan Stanley Capital International Europe, Australasia and Far East Free Index ("MSCI EAFE") Index(sm) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and in the Funds' prospectuses.

The sales charge schedules applicable to Class A, Class B, and Class C shares of Wells Fargo Advantage International Core Fund are identical to the sales charge schedules for the corresponding class of shares of Evergreen International Equity Fund except that (i) Wells Fargo Advantage International Core Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999 and between $250,000 and $499,999 are 0.25% greater than similar purchases of Evergreen International Equity Fund's Class A shares and (ii) the contingent deferred sales charge you may pay when you redeem Class B and Class C shares of Wells Fargo Advantage International Core Fund (other than those you receive in connection with the Merger) will be based on the net asset value of your shares when they were purchased, not the lower of (x) that amount or (y) the value of the shares at the time of redemption, as is the case for Class B and C;ass C shares of Evergreen International Equity Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen International Equity Fund
	Class A	Class B	Class C	Class I, Class R
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage International Core Fund
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%[1]	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage International Core Fund (Pro Forma)
	Class A	Class B	Class C	Institutional Class, Class R
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen International Equity Fund
Total Annual Fund Operating Expenses[1]
Class A	1.10%
Class B	1.85%
Class C	1.85%
Class I	0.85%
Class R	1.35%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage International Core Fund
	Total Annual Fund Operating Expenses (Before Waiver)1,[2]	Total Annual Fund Operating Expenses (After Waiver)[3]
Class A	5.66%	1.50%
Class B	6.41%	2.25%
Class C	6.41%	2.25%
1	Includes gross expenses allocated from the master porfolio in which the Fund invests.
2	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3	Funds Management has committed through 1/31/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage International Core Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	1.47%	1.10%
Class B	0.01%	2.22%	1.85%
Class C	0.01%	2.22%	1.85%
Institutional Class	0.01%	1.04%	0.85%
Class R	0.01%	1.72%	1.35%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). The fees charged to Class B, Class C, and Class R shares of Evergreen International Equity Fund pursuant to the Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by Class B, Class C, and Class R shares of Wells Fargo Advantage International Core Fund, respectively. However, each of those Wells Fargo Advantage International Core Fund share classes are subject to a shareholder servicing fee equal to 0.25%. The fees borne by Class A shares of Evergreen International Equity Fund pursuant to that Fund's Distribution Plan are 0.25%; Class A shares of Wells Fargo Advantage International Core Fund do not bear fees under a distribution plan, but are subject to a shareholder servicing fee equal to 0.25%. Neither Class I shares of Evergreen International Equity Fund nor Institutional Class shares of Wells Fargo Advantage International Core Fund are subject to fees under a distribution plan.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 203% of the average value of its portfolio and the Acquiring Fund's portfolio turnover rate was 197% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage International Core Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Manager	Francis X. Claró

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A substantial portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

RISK DESCRIPTIONS

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of a Fund will be positive or that the Fund will meet its investment goal. An investment in a mutual fund is not a deposit with a bank; is not insured, endorsed or guaranteed by the FDIC or any government agency; and is subject to investment risks, including possible loss of your original investment. Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money. The following provides additional information regarding the various risks referenced in the section entitled "Merger Summary."

  Active Trading Risk. Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

  California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities.

  Counter-Party Risk. When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

  Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

  Debt Securities Risk. Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

  Derivatives Risk. The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.  Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

  Emerging Markets Risk. Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

  Foreign Investment Risk. Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may grow or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

  High Yield Securities Risk. High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values may be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

  Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

  Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

  Leverage Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

  Liquidity Risk. A security may not be sold at the time desired or without adversely affecting the price.

  Management Risk. We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

  Market Risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously. Equity securities generally have greater price volatility than debt securities.

  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In addition, mortgage dollar rolls are transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. This is known as extension risk. In addition, these securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their debts sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. A Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities.These factors in turn may increase the likelihood that issuers of securities in which the Fund may invest will be unable to meet their obligations, that the values of securities in which the Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

  Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. (A "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

  Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

  Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

  U.S. Government Obligations Risk. U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

  Value Style Investment Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

MANAGEMENT OF THE FUNDS

The following provides additional information regarding the investment adviser, investment sub-adviser and portfolio manager(s) of your Acquiring Fund as referenced in the section entitled "Merger Summary."

Investment Adviser

Funds Management is the investment adviser to your Acquiring Fund and will continue to be the investment adviser to your Acquiring Fund following the Merger.

The following are some key facts about Funds Management:

  Funds Management is an indirect, wholly-owned subsidiary of Wells Fargo & Company ("Wells Fargo").

  Funds Management was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank, N.A. ("Wells Fargo Bank") and is an affiliate of Wells Fargo Bank, which was founded in 1852 and is the oldest bank in the western United States and is one of the largest banks in the United States.

  Funds Management is located at 525 Market Street, San Francisco, California 94105.

Advisory Fees

As compensation for its advisory services to your Acquiring Fund, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of the Acquiring Fund's average daily net assets.

Fund	Breakpoint	Fee
Wells Fargo Advantage Index Fund[1]	First $1 billion	0.100%
	Next $4 billion	0.075%
	Over $5 billion	0.050%
Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Mid Cap Growth Fund	First $500 million	0.700%
	Next $500 million	0.675%
	Next $1 billion	0.650%
	Next $2 billion	0.625%
	Over $4 billion	0.600%
Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage California Tax-Free Fund	First $500 million	0.350%
	Next $500 million	0.325%
	Next $2 billion	0.300%
	Next $2 billion	0.275%
	Over $5 billion	0.250%
Wells Fargo Advantage Government Securities Fund	First $500 million	0.400%
	Next $500 million	0.375%
	Next $2 billion	0.350%
	Next $2 billion	0.325%
	Over $5 billion	0.300%
Wells Fargo Advantage International Core Fund	First $500 million	0.850%
	Next $500 million	0.800%
	Next $1 billion	0.750%
	Next $2 billion	0.725%
	Over $4 billion	0.700%
1	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.

For the Acquiring Fund's most recent fiscal year, the advisory fee paid to Funds Management and Wells Capital was as follows:

Fund	Fee Paid as a % of average daily net assets
Wells Fargo Advantage Index Fund	0.00%
Wells Fargo Advantage Mid Cap Disciplined Fund	0.60%
Wells Fargo Advantage Mid Cap Growth Fund	0.58%
Wells Fargo Advantage Short-Term Municipal Bond Fund	0.07%
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	0.15%
Wells Fargo Advantage Municipal Bond Fund	0.18%
Wells Fargo Advantage California Tax-Free Fund	0.24%
Wells Fargo Advantage Government Securities Fund	0.34%
Wells Fargo Advantage International Core Fund	3.21%

Sub-Adviser

Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for the Acquiring Funds and the master portfolio in which the Wells Fargo Advantage Index Fund invests substantially all of its assets. Accordingly, Wells Capital is responsible for the day-to-day investment management activities of the Acquiring Funds and the master portfolio in which the Wells Fargo Advantage Index Fund invests substantially all of its assets. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

While the sub-adviser of Wells Fargo Advantage International Core Fund is currently EIMC, it is anticipated that the sub-adviser will be changed to Wells Capital in advance of or at the Closing of the Merger. The portfolio manager of Wells Fargo Advantage International Core Fund will remain the same.

Sub-Advisory Fees

For providing investment sub-advisory services to an Acquiring Fund (or the master portfolio in which it invests), Wells Capital is entitled to receive monthly fees at the annual rates indicated below, which are stated as a percentage of the Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Fund. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Fund	Breakpoint	Fee
Wells Fargo Advantage Index Fund[1]	First $100 million	0.050%
	Next $100 million	0.030%
	Over $200 million	0.020%
Wells Fargo Advantage Mid Cap Disciplined Fund	First $100 million	0.450%
	Next $100 million	0.400%
	Over $200 million	0.300%
Wells Fargo Advantage Mid Cap Growth Fund	First $100 million	0.450%
	Next $100 million	0.400%
	Over $200 million	0.300%
Wells Fargo Advantage Short-Term Municipal Bond Fund	First $100 million	0.150%
	Next $200 million	0.100%
	Over $300 million	0.050%
Wells Fargo Advantage Intermediate Tax/AMT-Free Index	First $100 million	0.200%
	Next $200 million	0.175%
	Next $200 million	0.150%
	Over $500 million	0.100%
Wells Fargo Advantage Municipal Bond Fund	First $100 million	0.200%
	Next $200 million	0.175%
	Next $200 million	0.150%
	Over $500 million	0.100%
Wells Fargo Advantage California Tax-Free Fund	First $100 million	0.200%
	Next $200 million	0.175%
	Next $200 million	0.150%
	Over $500 million	0.100%
Wells Fargo Advantage Government Securities Fund	First $100 million	0.200%
	Next $200 million	0.175%
	Next $200 million	0.150%
	Over $500 million	0.100%
Wells Fargo Advantage International Core Fund	First $200 million	0.45%
	Over $200 million	0.40%
1	Reflects the fees charged by Wells Capital for providing investment sub-advisory services to the master portfolio in which the Wells Fargo Advantage Index Fund invests substantially all of its assets.

For a discussion regarding the basis for the approval of the investment advisory agreements for Wells Fargo Advantage Index Fund and Wells Fargo Advantage International Core Fund by the Board of Trustees, please see the Fund's shareholder report for the period ended March 31, 2009.

For a discussion regarding the basis for the approval of the investment advisory agreements for Wells Fargo Advantage Mid Cap Disciplined Fund and Wells Fargo Advantage Mid Cap Growth Fund by the Board of Trustees, please see the Fund's shareholder report for the period ended April 30, 2009.

For a discussion regarding the basis for the approval of the investment advisory agreements for Wells Fargo Advantage Government Securities Fund by the Board of Trustees, please see the Fund's shareholder report for the period ended May 31, 2009.

For a discussion regarding the basis for the approval of the investment advisory agreements for Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Municipal Bond Fund, and Wells Fargo Advantage California Tax-Free Fund by the Board of Trustees, please see the Fund's shareholder report for the period ended June 30, 2009.

Administration and Transfer Agency Fees

Wells Fargo Advantage Funds and Evergreen funds charge fees for administration and transfer agency services in different ways. The Evergreen funds typically pay separate fees for administration and transfer agency services. These fees are imposed by the Evergreen funds on a fund-wide basis, so that shareholders of all classes share equally in the fees. Wells Fargo Advantage Funds pay Funds Management an administrative fee. The administrative fee is paid in two components. One component is paid on a fund-wide basis equally, while the other fee is applied on a class-by-class basis and at rates that differ among classes. Funds Management provides or obtains transfer agency services for the Funds as part of its administrative service, and the portion of the administrative fee paid on a class-by-class basis is intended in part to compensate Funds Management for providing or obtaining those transfer agency services. As a result of these class allocations, the fees that former Evergreen fund shareholders of certain classes will bear after the Mergers relating to transfer agency services will rise, while former Evergreen fund shareholders of certain other classes will experience a decline in those fees. The administration and transfer agency fees paid by the Funds are included among the expenses that comprise the "Other Expenses" column of the Annual Fund Operating Expense tables included in Exhibit C of this prospectus/proxy statement. Each Fund's SAI (or, in the case of a Shell Fund, the Merger SAI) contains more information regarding the administration and transfer agency service fees borne by the Funds.

Portfolio Managers

WELLS FARGO ADVANTAGE INDEX FUND

William E. Zieff
Mr. Zieff is a Chief Investment Officer and Managing Director with Wells Capital's Global Structured Products group. His responsibilities include leading and directing the investment and business activities of the group. He has been with Wells Capital or one of its predecessor firms since 2000. Previously, he served as Managing Director and co-Chief Investment Officer of the Global Asset Allocation Group at Putnam Investments, Inc. (1996-1998). He also served as Director of Asset Allocation for Grantham, Mayo, Van Otterloo (1992-1996), and as Principal for Northfield Information Services (1990-1992). He served at Alliance Consulting Group (1988-1990) and at Interactive Data Corporation in an investment analytics group (1979-1985), beginning while attending Brown University. Mr. Zieff has been working in the investment management field since 1979. He received a BA in economics and mathematics from Brown University (1982) and a MBA from Harvard Business School (1988).

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

James M. Tringas, CFA, CPA
Mr. Tringas has managed Wells Fargo Advantage Mid Cap Disciplined Fund since 2009. Mr. Tringas is Managing Director and Senior Portfolio Manager with the Small Cap Value team of Wells Capital's Equity Management group. He has been with Wells Capital or one of its predecessor firms since 1994. This experience includes serving as a Portfolio Manager with Wachovia Asset Management group (1994-2001). Previously, he served as a Senior Consultant in the Personal Financial Group of Ernst Young (1990-1994). Mr. Tringas has been working in the investment management field since 1994. He received both a BS (1988) and a MS (1990) in accounting from the University of Florida. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991. He is a member of the Boston Society of Financial Analysts and the AICPA.

Bryant VanCronkhite, CFA, CPA
Mr. VanCronkhite has managed Wells Fargo Advantage Mid Cap Disciplined Fund since 2009. Mr. VanCronkhite, a senior research analyst for the Disciplined Value Equity Team at Wells Capital, has been promoted to take on the newly established role of co-portfolio manager for the team. Prior to becoming co-portfolio manager, Mr. VanCronkhite was a senior research analyst on the team, which he joined in 2004. Earlier, Mr. VanCronkhite was a mutual fund accountant for Strong Capital Management. He earned a bachelor's degree and a master's degree in professional accountancy from the University of Wisconsin–Whitewater and is a certified public accountant. He is a member of the CFA Institute and has earned the right to use the CFA designation.

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

Jerome "Cam" Philpott, CFA
Mr. Philpott has managed Wells Fargo Advantage Mid Cap Growth Fund and its predecessor since 2001. He joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital, Mr. Philpott was a portfolio manager with Montgomery Asset Management ("Montgomery"), which he joined in 1991 as an analyst for the Small Cap Equity team. Prior to joining Montgomery, Mr. Philpott served as a securities analyst with Boettcher Company and a general securities analyst at Berger Associates, Inc., an investment management firm. Mr. Philpott earned his M.B.A. degree from the Darden School at the University of Virginia and his B.A. degree in Economics from Washington and Lee University.

Stuart Roberts
Mr. Roberts has managed Wells Fargo Advantage Mid Cap Growth Fund and its predecessor since 2001. He joined Wells Capital in 2003 as a portfolio manager. Prior to joining Wells Capital, Mr. Roberts was a senior portfolio manager with Montgomery for the Small Cap Growth Fund since its inception in 1990. Prior to joining Montgomery, Mr. Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth-oriented small-cap mutual funds. He earned his M.B.A. degree from the University of Colorado and a B.A. degree in Economics from Bowdoin College.

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Wendy Casetta
Ms. Casetta has managed Wells Fargo Advantage Short-Term Municipal Income Fund since 2007. She joined Wells Capital in January of 2005 with the acquisition of Strong Capital Management, Inc. ("SCM") where she was a senior research analyst and portfolio manager for the Municipal Credit Research Team. Prior to that, from August of 1994 to May of 1998, she was a fixed income trader and investment associate at Barnett Capital Advisors. She began her career as an investment industry professional as a registered representative at Nicholas Company in 1993. Ms. Casetta earned her B.A. degree in finance from University of Wisconsin–Oshkosh and her M.B.A degree in business administration from the University of North Florida.
Lyle J. Fitterer, CFA, CPA
Mr. Fitterer has managed Wells Fargo Advantage Short-Term Municipal Bond Fund and its predecessor since 2000. He joined Wells Capital as a Portfolio Manager in 2005. Prior to joining Wells Capital he was with Strong Capital Management, Inc. ("SCM") since 1989 where he served as Director of Fixed Income since 2004. He served first as a mutual fund accountant and later as an analyst and trader in the fixed income department, specializing in mortgage and asset-backed securities. He has also traded equity and derivative securities for SCM's hedge funds and equity mutual funds and was a portfolio manager from January 1996 to November 1998 and returned to portfolio management in March 2000. He joined Strong Institutional Client Services as Managing Director in November 1998, where he was responsible for overseeing the institutional and intermediary sales organization. He received his B.S. degree in Accounting from the University of North Dakota.

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Lyle J. Fitterer, CFA, CPA
Mr. Fitterer has managed Wells Fargo Advantage Intermediate Tax/AMT-Free Fund and its predecessor since 2001. Mr. Fitterer joined Wells Capital as a Portfolio Manager in 2005. Prior to joining Wells Capital he was with Strong Capital Management, Inc. ("SCM") since 1989 where he served as Director of Fixed Income since 2004. He served first as a mutual fund accountant and later as an analyst and trader in the fixed income department, specializing in mortgage and asset-backed securities. He has also traded equity and derivative securities for SCM's hedge funds and equity mutual funds and was a portfolio manager from January 1996 to November 1998 and returned to portfolio management in March 2000. He joined Strong Institutional Client Services as Managing Director in November 1998, where he was responsible for overseeing the institutional and intermediary sales organization. He received his B.S. degree in Accounting from the University of North Dakota.

Mathew M. Kiselak
Mr. Kiselak has managed Wells Fargo Advantage Intermediate Tax/AMT-Free Fund since 2009. Mr. Kiselak is a Director and Senior Portfolio Manager with Evergreen's Institutional Municipal Bond group. His responsibilities include the investment management of three national and one state-specific municipal bond funds. Additionally, he is responsible for several municipal money market funds as well as overseeing the Municipal Money Market group. He has been with Evergreen or one of its predecessor firms since 2000. Previously, he served as a Senior Portfolio Manager (Nations Funds) with Bank of America (1991-2000). He also served as an Assistant Vice President with Reich Tang (1987-1991). Mr. Kiselak has been working in the investment management field since 1987. He received a BA in Economics from Pace University (1986).

Robert Miller
Mr. Miller has managed Wells Fargo Advantage Intermediate Tax/AMT-Free Fund since 2008. He joined Wells Capital in May 2008 where he manages both sub-advised mutual funds and separate accounts. Prior to joining Wells Capital, Mr. Miller worked for American Century Investments for 10 years where he had direct responsibility for the firm's flagship Tax-Free Bond Fund as well as the firm's Long-Term Bond Fund. He also managed California, Florida and Arizona municipal funds and served as a member of the analytical team while at American Century. Mr. Miller earned a bachelor's degree in business administration with an emphasis in finance from San Jose State University and a master's degree in business administration from the Leonard N. Stern School of Business at New York University.

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Lyle J. Fitterer, CFA, CPA
Mr. Fitterer has managed Wells Fargo Advantage Municipal Bond Fund and its predecessor since 2000. He joined Wells Capital as a Portfolio Manager in 2005. Prior to joining Wells Capital he was with Strong Capital Management, Inc. ("SCM") since 1989 where he served as Director of Fixed Income since 2004. He served first as a mutual fund accountant and later as an analyst and trader in the fixed income department, specializing in mortgage and asset-backed securities. He has also traded equity and derivative securities for SCM's hedge funds and equity mutual funds and was a portfolio manager from January 1996 to November 1998 and returned to portfolio management in March 2000. He joined Strong Institutional Client Services as Managing Director in November 1998, where he was responsible for overseeing the institutional and intermediary sales organization. He received his B.S. degree in Accounting from the University of North Dakota.

Mathew M. Kiselak
Mr. Kiselak has managed Wells Fargo Advantage Municipal Bond Fund since 2009. Mr. Kiselak is a Director and Senior Portfolio Manager with Evergreen's Institutional Municipal Bond group. His responsibilities include the investment management of three national and one state-specific municipal bond funds. Additionally, he is responsible for several municipal money market funds as well as overseeing the Municipal Money Market group. He has been with Evergreen or one of its predecessor firms since 2000. Previously, he served as a Senior Portfolio Manager (Nations Funds) with Bank of America (1991-2000). He also served as an Assistant Vice President with Reich Tang (1987-1991). Mr. Kiselak has been working in the investment management field since 1987. He received a BA in Economics from Pace University (1986).

Robert Miller
Mr. Miller has managed Wells Fargo Advantage Municipal Bond Fund since 2008. He joined Wells Capital in May 2008 where he manages both sub-advised mutual funds and separate accounts. Prior to joining Wells Capital, Mr. Miller worked for American Century Investments for 10 years where he had direct responsibility for the firm's flagship Tax-Free Bond Fund as well as the firm's Long-Term Bond Fund. He also managed California, Florida and Arizona municipal funds and served as a member of the analytical team while at American Century. Mr. Miller earned a bachelor's degree in business administration with an emphasis in finance from San Jose State University and a master's degree in business administration from the Leonard N. Stern School of Business at New York University.

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Stephen Galiani
Mr. Galiani has managed Wells Fargo Advantage California Tax-Free Fund since 2006. He joined Wells Capital in 1997 and has since served as a portfolio manager on the Municipal Fixed Income Team. He received a B.A. in English from Manhattan College and a M.B.A. from Boston University.

Adrian Van Poppel
Mr. Van Poppel has managed Wells Fargo Advantage California Tax-Free Fund since 2009. Mr. Van Poppel joined Wells Capital in 1997 and currently serves as a portfolio manager, specializing in tax-free mutual funds, as well as separate accounts in Minnesota, Arizona and California. Previously, Mr. Van Poppel was responsible for trading cash positions of repurchase agreements and sweep for all mutual funds. He is a member of the California Society of Municipal Analysts and the Municipal Bond Club of San Francisco. He received a B.A. in Business Administration and Economics from Sanit Mary's College (Moraga, California).

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Michael J. Bray, CFA
Mr. Bray has managed Wells Fargo Advantage Government Securities Fund since 2005.

He entered the investment industry in 1988. He is a portfolio manager on the customized fixed income team at Wells Capital. Prior to joining Wells Capital in 2005, he was managing director at State Street Research and Management, focusing on mutual fund and institutional account management. He also gained experience while with Merrill Lynch Company as vice president of mortgage securities research and sales. Before this, he was an analyst with Manufacturers Hanover Company, specializing in mortgage and derivative securities. Mr. Bray received a bachelor's degree in math and actuarial science from the University of Connecticut, Storrs. He received his master's degree in business administration–finance from The Pennsylvania State University.

Jay N. Mueller, CFA
Mr. Mueller has managed the Government Securities Fund and its predecessor since 2004.

He joined Wells Capital in 2005 as a Portfolio Manager. Prior to joining Wells Capital, he was a portfolio manager with Strong Capital Management ("SCM") since 1991. He also served as Director of Fixed Income for SCM from July 2002 to July 2004. Prior to joining SCM, he was a securities analyst and portfolio manager at R. Meeder Associates. He began his investment career at Harris Trust Savings Bank as an investment analyst. Mr. Mueller earned a B.A. degree in Economics from the University of Chicago.

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

Francis X. Claró, CFA
Mr. Claró has managed Wells Fargo Advantage International Core Fund since 2009. Mr. Claró is a Managing Director, Senior Portfolio Manager and Head of Wells Capital's International Developed Markets team. He has been with Wells Capital or one of its predecessor firms since 1994. Previously, he worked as an Investment Officer with the Inter-American Investment Corporation (1992-1994), where he was responsible for making private equity and debt investments. He also served as a Senior Consultant for Price Waterhouse's International Consulting practice in the United States and United Kingdom (1986-1990). Mr. Claró has been working in the investment management field since 1986. He received a BS in Business from ESADE in Barcelona, Spain (1983), a MS in Economics from the London School of Economics (1984), and a MBA from the Harvard Business School (1991). He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Security Analysts Society.

Each Acquiring Fund's Statement of Additional Information contains additional information about the Acquiring Fund's portfolio managers, including other accounts managed, ownership of Acquiring Fund shares and elements of compensation.

MERGER INFORMATION

Reasons for the Mergers

After the merger of the Wells Fargo and Wachovia organizations, representatives of the combined Wells Fargo asset management organization ("Funds Management") approached the Trustees of the Evergreen Funds with a proposal to combine the Evergreen and Wells Fargo Advantage Fund families. Funds Management's representatives cited a number of important considerations favoring an eventual combination of the Fund families, including, among others, the integration of the Evergreen and Wells Fargo investment management organizations; possible economies of scale through the increased size of the combined Fund family; contractual savings from service providers to the combined Funds; the ability to select the best Funds from each family to continue as part of the combined Fund family; and more seamless integration of the Evergreen Funds into the combined Wells Fargo investment and shareholder servicing platforms and programs.

Over the course of 2009, the Board of Trustees of the Evergreen Funds worked closely with the management teams of Funds Management and EIMC to refine the proposed combination of the Fund families. The proposed combination involved a large number of merger transactions, including the Mergers described in this Prospectus/Proxy Statement, each of which would result in an Evergreen Fund merging into a Wells Fargo Advantage Fund. References to "mergers" in this section refer generally to the merger transactions (including each Merger described in this Prospectus/Proxy Statement, where applicable) involved in the combination of the Evergreen Fund family with the Wells Fargo Advantage Fund family. In their discussions, the Board made clear that, although the combination of the Fund families may well benefit the shareholders of the Evergreen Funds as a whole, the Board would consider carefully the impact of the proposed combination on each Evergreen Fund and its shareholders individually and would evaluate each merger independently. Areas of discussion, as more fully described below, included the investment programs of the Evergreen and Wells Fargo Advantage Funds proposed to be combined; the portfolio management teams with responsibility for the management of the Wells Fargo Advantage Funds after the combinations; and the effects of the combinations on the expenses born directly and indirectly by the investors in the Funds. The Trustees also considered carefully the ongoing governance of the Wells Fargo Advantage Fund family after the combination.

The Trustees reviewed information about each merger and the Evergreen Funds and Wells Fargo Advantage Funds participating in each merger at numerous in-person and telephonic meetings occurring throughout 2009. This included information about, among other things, the relative sizes of the Funds, the Funds' investment goals and principal investment strategies, their specific portfolio characteristics, the potential for diversification and economies of scale as a result of or following the merger, and the performance records, portfolio management teams, and expenses of the Funds (as is described in more detail below for each of the Mergers). The Trustees considered performance, fee and expense information throughout the year. The fee and expense information included in this Prospectus/Proxy Statement may be based on different periods than the information that the Trustees considered. The Trustees requested additional information from representatives of EIMC and Funds Management as they considered appropriate. The Trustees retained an independent industry consultant to assist them in evaluating the mergers and related information. They also met separately on numerous occasions with independent legal counsel to the Independent Trustees.

The Trustees met with management of EIMC and Funds Management repeatedly during the summer and fall of 2009. As a result of these ongoing discussions, management of EIMC and Funds Management made a number of changes to the proposed mergers, reflecting, among other things, a number of significant changes that the Trustees proposed in the belief that the changes would further improve the mergers for Evergreen Fund shareholders. Those changes included such things as changes in the identities of Funds proposed to participate in certain mergers; changes in portfolio management teams; changes in the Wells Fargo Advantage Fund share classes that Evergreen Fund shareholders would receive in certain mergers; reductions in advisory fee schedules in certain instances; and the introduction of additional break points or modifications in break point schedules for certain Wells Fargo Advantage Funds which, while not impacting current advisory fees, offered the potential for future advisory fee savings if the Funds increase in size as a result of or following the mergers. Many of the changes, to the extent applicable, are reflected in the descriptions of the Mergers presented in this Prospectus/Proxy Statement.

At a meeting held on December 30, 2009, the Board of Trustees of the Evergreen Funds, including all of the Independent Trustees, considered and unanimously approved each of the mergers. The Board of Trustees determined that each merger was in the best interests of the applicable Evergreen Fund and that the interests of existing shareholders of each applicable Evergreen Fund would not be diluted as a result of the merger.

The Trustees' determinations were based on a comprehensive evaluation of the information provided to them. During their review, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. Although the Trustees considered broader issues arising in the context of the combination of two large mutual fund families, their determinations with respect to each proposed merger were made on a fund-by-fund basis. For each merger the Trustees considered a number of additional matters, including the general factors described above, any significant differences between the investment objectives and policies of the Funds proposed to be merged, the historic investment performance of the Funds proposed to be merged, and the anticipated expenses of the Wells Fargo Advantage Funds following the merger (each referred to in this discussion as a "combined Fund"). Detailed information about each of these factors is provided elsewhere in this Prospectus/Proxy Statement. Set out below is a brief summary of the Trustees' considerations of a number of the most important, but not necessarily all, of the factors considered by the Board and the Independent Trustees.

Differences in overall approaches to fees; contract differences; Wells Fargo Expense Limitations.

General. The Trustees reviewed differences between the contractual arrangements of the Evergreen Funds and the Wells Fargo Advantage Funds, including arrangements with investment advisers, sub-advisers, administrators, transfer agents, and custodians, considering both services and fees. In relevant instances, the Trustees also considered that, in some instances, an Evergreen Fund was proposed to be reorganized into a Wells Fargo Advantage Fund that was part of a Master/Gateway structure. Many of those differences are highlighted elsewhere in this Prospectus/Proxy Statement.

Expense limitations. The Trustees noted that the expense limitations currently in effect for the Evergreen Funds are generally voluntary expense limitations implemented by EIMC, which EIMC may terminate at any time. The Trustees considered that EIMC would not necessarily be willing to provide those expense limitations indefinitely if the mergers did not occur. (Notwithstanding the voluntary nature of these expense limitations, as a result of discussions of the proposed combination of the Fund families, in December 2009, EIMC management agreed not to reduce or terminate any voluntary expense limitations then in place for the Evergreen Funds through the completion of the mergers.) By contrast, they considered that the expense limitations currently in effect for the Wells Fargo Advantage Funds ("Wells Fargo Expense Limitations") are contractual obligations on the part of Funds Management, and may only be changed by a vote of the Trustees of the Wells Fargo Advantage Funds. The Trustees took into account Funds Management's representations that it has historically sought the termination or relaxation of any Wells Fargo Expense Limitation only in unusual and isolated circumstances. The Trustees placed significant weight on Funds Management's assertion in this regard and on the fact that they had obtained Funds Management's commitment that it would not, in any event, seek or propose to terminate or raise any applicable Wells Fargo Expense Limitation for a period of at least three years following the merger. Thus, in any case where a Wells Fargo Advantage Fund's net expense ratio after a merger would be lower than that of the corresponding Evergreen Fund due to a Wells Fargo Expense Limitation, the Trustees considered that the Wells Fargo Expense Limitation would be a contractual commitment in effect for at least three years.

Administrative fees. The Trustees noted that the Evergreen Funds typically pay separate fees for administration and transfer agency services. These fees are imposed on a Fund-wide basis, so that shareholders of all classes share equally in the fees. The Trustees noted that the Wells Fargo Advantage Funds pay a single fee to Funds Management for both administrative and transfer agency services, and that that fee is charged in part on a Fund-wide basis, and in part separately, and at different rates, to the various share classes within a Fund. In considering the effect of these differences, the Trustees noted that the differences would not likely result in any decrease in the nature or quality of services provided to shareholders and that they may, in some cases, result in a more precise alignment of expenses charged to a share class with services provided to shareholders of that class.

The Trustees considered that Funds Management retained a third party to provide certain transfer agency services to the Wells Fargo Advantage Funds, and had negotiated improved fee arrangements with this service provider that were contingent, in part, upon the integration of the Fund families. They also considered that, following discussions with the Trustees and their advisers, Funds Management had agreed to make such changes as were necessary to its administrative service contracts with the Wells Fargo Advantage Funds with respect to retail share classes so that all of the negotiated fee savings for these share classes would be passed through directly to the Wells Fargo Advantage Funds, to the benefit of those Funds' shareholders, including the former Evergreen Fund shareholders, following the mergers.

Share classes. The Trustees considered differences between the share classes offered by the Evergreen Funds and those offered by the Wells Fargo Advantage Funds. The Trustees noted that certain Class IS shareholders of the Evergreen funds would receive Class A shares of a Wells Fargo Advantage Fund. With respect to those share classes, the Trustees noted that former Class IS shareholders would be able to purchase additional shares of the Wells Fargo Advantage Fund's Class A shares at net asset value, which more closely aligned the Wells Fargo Advantage Fund's Class A shares with the terms of the Evergreen Fund's Class IS shares, since those shares generally bear the same operating expenses as Class A shares, but are sold without sales charges. The Trustees also considered that some current Evergreen Fund shareholders who do not currently pay a shareholder servicing fee would receive shares that are subject to a shareholder servicing fee as a result of a merger. The Trustees considered the effect of those fees on the Wells Fargo Advantage Fund's gross and net operating expense ratios. In the limited number of cases where those fees were expected to contribute to a shareholder of an Evergreen fund bearing increased net operating expenses as a result of a merger, the Trustees concluded that any increase should not prevent the Trustees from approving the merger in light of the other potential benefits of the merger (such as improved performance) that may inure to the benefit of those same shareholders.

The Trustees considered that there were some significant differences between the shares held by certain Evergreen Fund shareholders and the shares they would receive in the mergers. But they concluded, in light of the services provided to the shareholders of the different classes and the overall expenses to be paid by shareholders of those classes, that the differences were not such as to prevent consummation of the mergers.

Method of comparing fees. Each Wells Fargo Advantage Fund pays fees to Funds Management or its affiliates for investment advisory and administrative (including transfer agency) services. Each Evergreen Fund pays fees to EIMC or its affiliates for investment advisory, administrative, and transfer agency services. In comparing fees charged by EIMC (and affiliates) with those charged by Funds Management (and affiliates), the Trustees compared the aggregate amount paid by the Evergreen Funds for investment advisory, administrative, and transfer agency services with the aggregate amount paid by the Wells Fargo Advantage Funds for investment advisory and administrative (including transfer agency) services (the aggregate of those amounts paid by the Wells Fargo Advantage Funds referred to below as the "Aggregate Wells Fargo Fees" paid by a Wells Fargo Advantage Fund), as well as the Funds' gross operating expense ratios and net operating expense ratios (net of voluntary expense limitations and, in the case of Wells Fargo Advantage Funds, net of Wells Fargo Expense Limitation). In addition, the Trustees considered the Funds' expenses in light of the average expenses, and average advisory, administrative, and transfer agency fees, paid by other funds in a peer group of competitive funds selected by Lipper Inc.

During the course of their consideration of fees that the Wells Fargo Advantage Funds pay for investment advisory services, the Trustees noted that in certain cases, Funds Management and/or its affiliates provide to other clients advisory services that are comparable in some degree to the advisory services that they provide to particular Wells Fargo Advantage Funds. The Trustees considered information that Funds Management provided regarding the rates at which those other clients pay advisory fees. Fees charged to those other clients (generally large institutions) were generally lower than those charged to the respective Wells Fargo Advantage Funds. The Trustees also noted that certain fees paid to Funds Management by the variable trust Wells Fargo Advantage Funds were lower than those paid by comparable retail Wells Fargo Advantage Funds. They considered management's representation that many of those fees are set in light of the expenses of the variable products through which the variable trust Wells Fargo Advantage Funds are sold, and that, as a result, the market for the variable Funds, and the pricing of the variable Funds, is typically different from those of the retail Funds.

Custody and fund accounting savings. The Trustees considered that Funds Management had been able to negotiate improved fee arrangements for custody and fund-accounting services for the Wells Fargo Advantage Funds, which were contingent in part upon the integration of the two fund families. The Wells Fargo Advantage Funds contract directly for these services, so that these improved fee arrangements will operate to the benefit of those Funds' shareholders, including the former Evergreen Fund shareholders, following the mergers.

Tax considerations.

The Trustees considered the relative tax situations of the Evergreen Funds and the resulting impact of the mergers on the Funds' shareholders. They reviewed information relating to the Funds' capital loss carryforwards, unrealized and realized gains and losses, and the potential impact of the mergers on these tax attributes. In the case of each merger, the Trustees determined, based upon an evaluation of a variety of factors including the size of the capital loss carryforwards and unrealized and realized gains and losses, the size of each Fund participating in the merger, the expiration schedule for the capital loss carryforwards, and the likelihood that a Fund would be able to take advantage of its capital loss carryforwards, that any loss or limitation on the benefit of a Fund's capital loss carryforward or other tax attributes as a result of the merger should not be seen, in light of all of the aspects of the proposed merger, as dilutive of shareholder interests.

Governance.

The Trustees considered information regarding the Trustees of the Wells Fargo Advantage Funds, and a number of the Evergreen Trustees met with all or some of the Wells Fargo Trustees. They considered the experience and expertise of those Trustees. The Trustees also considered, and placed substantial reliance on the facts, that two members of the Evergreen Funds Board of Trustees (expected to be Michael S. Scofield and K. Dun Gifford) would be joining the Wells Fargo Advantage Funds Board of Trustees upon consummation of the first of the mergers and would resign from the Evergreen Funds Board of Trustees at that time, and that the remaining members of the Evergreen Funds Board of Trustees would serve in an advisory capacity for a period of two years following the mergers.

Consideration of investment matters and expenses.

Evergreen Equity Index Fund into Wells Fargo Advantage Index Fund. The Trustees considered that both Funds are index funds that seek to replicate the performance of the Standard & Poor's 500 Index. They considered that the Aggregate Wells Fargo Fees, gross expense ratio, and net expense ratio of the combined Fund are expected to be below the corresponding expenses of the Evergreen Fund. They considered that the combined Fund will be substantially larger than the Evergreen Fund, with the potential for achieving economies of scale over time. They also noted that the current portfolio manager of the Evergreen Fund is expected to be the portfolio manager of the combined Fund.

Evergreen Fundamental Mid Cap Value Fund into Wells Fargo Advantage Mid Cap Disciplined Fund. The Trustees considered that the two Funds have generally similar investment objectives and policies. They considered that the Wells Fargo Advantage Fund has a longer and generally better performance record than that of the Evergreen Fund, and that the Evergreen Fund's portfolio manager, Mr. James Tringas, had recently become a member of the portfolio management team of the Wells Fargo Advantage Fund. They considered that the Aggregate Wells Fargo Fees, gross expense ratio, and net expense ratio of the combined Fund are expected to be below the corresponding expenses of the Evergreen Fund. They considered that the combined Fund will be substantially larger than the Evergreen Fund, with the potential for achieving economies of scale over time.

Evergreen Mid Cap Growth Fund into Wells Fargo Advantage Mid Cap Growth Fund. The Trustees considered that the two Funds have generally similar investment objectives and policies, and that the Wells Fargo Advantage Fund has experienced significantly better performance over all periods reviewed by the Trustees. They considered that the Aggregate Wells Fargo Fees and gross expense ratio (for all but Class I shares) was expected to be higher in the combined Fund immediately after the Merger than in the Evergreen Fund, and that the net expense ratio was expected to remain constant immediately after the Merger in the combined Fund for all share classes except Class I (for which the net expense ratio was expected to decline), but that in each case the net expense ratio would either be below the relevant Lipper average or below the gross expense ratio of the Evergreen Fund. They determined that any anticipated increase in expenses due to the Merger should not be seen to prevent the Merger, especially in light of the significantly better historical performance record of the Wells Fargo Advantage Fund.

Evergreen International Equity Fund into Wells Fargo Advantage International Core Fund. The Trustees considered that the two Funds have generally similar investment objectives and policies. They considered that the portfolio manager of the Evergreen Fund became the portfolio manager of the Wells Fargo Advantage Fund in March of 2009, and that the Evergreen Fund is substantially larger than the Wells Fargo Advantage Fund. They considered that, although the Aggregate Wells Fargo Fees and gross expense ratio for each share class would be higher in the combined Fund than in the Evergreen Fund, the net expense ratio for each class would remain unchanged.

Evergreen Short-Intermediate Municipal Bond Fund into Wells Fargo Advantage Short-Term Municipal Bond Fund. The Trustees considered that the two Funds have generally similar investment objectives and policies, although the Wells Fargo Advantage Fund has somewhat greater flexibility to invest in lower-rated securities and may have a somewhat shorter average duration than the Evergreen Fund. The Trustees considered that the Wells Fargo Advantage Fund has experienced better performance over all periods reviewed by the Trustees. They considered that the Aggregate Wells Fargo Fees are slightly higher, and that gross expenses are lower, for all share classes except Class I shares, but that net expenses for all share classes of the combined Fund would be lower than those of the Evergreen Fund. They determined that any anticipated increase in expenses due to the Merger should not be seen to prevent the Merger, especially in light of the significantly better historical performance record of the Wells Fargo Advantage Fund.

Evergreen Intermediate Municipal Bond Fund into Wells Fargo Advantage Intermediate Tax/AMT-Free Fund. The Trustees considered that the two Funds have generally similar investment objectives and policies, although, unlike the Evergreen Fund, the Wells Fargo Advantage Fund may not invest in securities that may give rise to alternative minimum tax. They noted that, although the Evergreen Fund achieved better investment performance in 2008, the most recent complete year considered by the Trustees, the performance of the Wells Fargo Advantage Fund over longer periods compares favorably. They noted that Mathew Kiselak, portfolio manager of the Evergreen Fund, will serve as a member of the portfolio management team of the combined Fund. They considered that the Aggregate Wells Fargo Fees are lower for all share classes, and that gross expenses are lower for all share classes except Class I shares, but that the combined Fund's net expenses for all share classes would be lower than those of the Evergreen Fund.

Evergreen California Municipal Bond Fund into Wells Fargo Advantage California Tax-Free Fund. The Trustees considered that the two Funds have generally similar investment objectives and policies. They noted that the Wells Fargo Advantage Fund has experienced considerably better long-term performance than the Evergreen Fund. They considered that the Aggregate Wells Fargo Fees are higher for all share classes other than the Class I shares, and that gross expenses for all share classes other than Class I shares would be lower in the combined Fund. They noted, however, that net expenses for all share classes would be lower in the combined Fund.

Evergreen U.S. Government Fund into Wells Fargo Advantage Government Securities Fund. The Trustees considered that the two Funds have generally similar investment objectives and policies, although the Evergreen Fund generally reserved greater flexibility to engage in leverage-creating transactions. The Trustees noted that the Wells Fargo Advantage Fund has experienced significantly better performance over all periods considered by the Trustees. They considered that the Aggregate Wells Fargo Fees are higher for all share classes except Class I shares, and that the gross expense ratio for all share classes, except Class I shares, would be lower for the combined Fund. They noted that the net expense ratio for all share classes other than Class I shares was expected to be lower in the combined Fund, and that it would remain constant for Class I shares. They determined that any anticipated increase in expenses due to the Merger should not be seen to prevent the Merger, especially in light of the significantly better historical performance record of the Wells Fargo Advantage Fund. They considered that the combined Fund will be substantially larger than the Evergreen Fund, with the potential for achieving economies of scale over time.

Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund into Wells Fargo Advantage Municipal Bond Fund. The Trustees considered that the Evergreen Municipal Bond Fund and the Wells Fargo Advantage Municipal Bond Fund have generally similar investment objectives and policies, although the Wells Fargo Advantage Fund generally reserves greater flexibility to invest in lower-rated securities and to maintain a shorter average portfolio duration. They considered that the Evergreen High Income Municipal Bond Fund invests principally in lower-rated securities, while the Wells Fargo Advantage Fund invests principally in investment-grade securities. The Trustees noted that the Wells Fargo Advantage Fund has experienced better performance than the Evergreen Municipal Bond Fund, and significantly better investment performance than the Evergreen High Income Municipal Bond Fund, over all periods considered by the Trustees. With respect to Evergreen High Income Municipal Bond Fund, the Trustees considered that, whether one or both Mergers occur, the Aggregate Wells Fargo Fees, gross expense ratio and net expense ratio of the combined Fund would be lower for all share classes of the Evergreen High Income Municipal Bond Fund except for Class I, which would have its gross expense ratio remain the same if both mergers occur and increase if only the Merger involving the Evergreen High Income Municipal Bond Fund occurs. They also considered that, whether one or both Mergers occur, the Aggregate Wells Fargo Fees and gross expense ratio of the combined Fund would be higher than those of Evergreen Municipal Bond Fund for all share classes except Class I shares, but that the net expense ratio of the combined Fund would be lower for all share classes. They determined that any anticipated increase in expenses due to a Merger should not be seen to prevent the Merger, especially in light of the better historical performance record of the Wells Fargo Advantage Fund.

Agreement and Plan of Reorganization

Each Target Fund will be reorganized into its corresponding Acquiring Fund pursuant to an applicable Plan. The Standard Plan, a form of which is attached at Exhibit A, typically applies to all Mergers. The Alternate Plan, a form of which also is attached at Exhibit A, applies to the Merger that involves the Evergreen Equity Index Fund. The following summary of the Plans is qualified in its entirety by reference to Exhibit A attached hereto.

The Standard Plan

The Plan provides that the Acquiring Fund will acquire all of the assets of the corresponding Target Fund(s) in exchange for shares of equal value of the Acquiring Fund (measured at the close of business on the business day immediately preceding the Merger) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund(s), on a particular Merger date (the "Closing Date").

The number of full and fractional shares of each class of an Acquiring Fund to be received by each class of its corresponding Target Fund will be determined by dividing the value of assets net of liabilities attributable to such Target Fund class by the net asset value ("NAV") of one share of the applicable Acquiring Fund class. The Plan specifies that the method of determining the value of the assets net liabilities and the NAV of each class of the Acquiring Fund shall be the same method used in determining the NAV of the Acquiring Fund in the ordinary course. The valuation will be conducted on the business day immediately preceding the Closing Date or upon such other date as the parties may agree, as of the time that the Acquiring Fund ordinarily calculates its NAV, or as of such other time as the parties may agree (the "Valuation Date").

On the Closing Date or as soon as reasonably practicable thereafter, the Target Fund will liquidate and distribute pro rata to the Target Fund shareholders of record of each class as of the close of business on the Valuation Date the full and fractional shares of the corresponding class of the Acquiring Fund received by the Target Fund based on the shares of the Target Fund class owned by such shareholders. After these distributions and the winding up of its affairs, the Target Fund will be terminated as a series of its applicable Target Trust in accordance with applicable law and its Declaration of Trust.

The Alternate Plan

The Evergreen Equity Index Fund is proposed to merge into an Acquiring Fund that serves as a feeder fund in a "master/feeder" fund structure. On the Closing Date, such Target Fund will transfer all of its assets to the master portfolio in which its corresponding Acquiring Fund invests in exchange for interests of such master portfolio. The master portfolio shall determine the number of its interests to issue by dividing the Target Fund's assets attributable to the particular Target Fund class by the NAV of one interest in the master portfolio. The Alternative Plan specifies that the method of determining the value of the assets and the NAV of the master portfolio interests shall be the same method used in determining the NAV of the master portfolio in the ordinary course. Immediately thereafter, each class of such Target Fund shall exchange its assets, which will consist entirely of interests of the master portfolio, to its corresponding Acquiring Fund in exchange for shares of its corresponding Acquiring Fund class and the assumption by the Acquiring Fund of all of such Target Fund's liabilities. The Acquiring Fund shall determine the number of shares of each class to issue and deliver to its corresponding Target Fund by dividing the value of the assets net of liabilities attributable to each Target Fund class by the NAV of one share of the applicable Acquiring Fund class. The Alternative Plan specifies that the method of determining the value of the assets net liabilities and the NAV of the Acquiring Fund shares shall be the same method used in determinin the NAV of the Acquiring Fund in the ordinary course.

On the Closing Date or as soon as reasonably practicable thereafter, the Target Fund will liquidate and distribute pro rata to the Target Fund shareholders of record of each class as of the close of business on the Valuation Date the full and fractional shares of the corresponding class of the Acquiring Fund received by the Target Fund based on the shares of the Target Fund class owned by such shareholders. After these distributions and the winding up of its affairs, the Target Fund will be terminated as a series of its applicable Target Trust in accordance with applicable law and its Declaration of Trust.

Both Plans

A majority of the applicable Board of Trustees may terminate the Plan on behalf of any Target Fund or Acquiring Fund under certain circumstances. In addition completion of a Merger is subject to numerous conditions set forth in the particular Plan, including approval by Target Fund shareholders, the accuracy of various representations and warranties, and receipt of a tax opinion generally to the effect that the Merger will qualify as a "reorganization" for U.S. federal income tax purposes. Also, the Plan contemplates that an Advisory Committee be established in accordance with the "Charter of the Advisory Committee of the Trustees of the Legacy Evergreen Funds" that would initially be comprised of the current Trustees of the Target Trust ("Evergreen Trustees") who are not appointed to the Acquiring Trust's Board and that a special letter agreement of Funds Management providing, among other things, for Funds Management to compensate Advisory Committee members be in full force and effect. The amount of such compensation will be comparable to the annual retainer amount each current Evergreen Trustee earns as Trustee of such Evergreen Trust, but will in no case be more than the total compensation such Trustee earns for his or her service as Evergreen Trustee. Another condition of the Target Trust's obligations under the Plan is that satisfactory arrangements regarding the indemnification of the Evergreen Trustees be entered into. Pursuant to these arrangements, Funds Management is expected to provide operational and financial assurances in respect of liabilities the former Evergreen Trustees may incur in the future relating to their past service as Trustees to the Target Trust. Another condition of the Target Trusts' obligations under the Plan is that the Acquiring Trust shall have entered into an indemnification agreement with each of the Trustees of the Target Trust preserving all existing indemnification rights that they have under the Target Trust's charter documents.

Whether or not the Merger is consummated, Funds Management, EIMC or one of their affiliates will pay all expenses incurred by the Target Fund and Acquiring Fund in connection with the Merger (including the cost of any proxy solicitor). No portion of the expenses incurred in connection with the Merger, except portfolio transaction costs incurred in purchasing or disposing of securities, will be borne directly or indirectly by the Target Fund or Acquiring Fund or their respective shareholders. If a Target Fund's shareholders do not approve the Merger, the Board of Trustees of the Target Trust may consider other possible courses of action in the best interests of the Target Fund and its shareholders.

Information concerning the pro forma capitalization of each Fund is contained in Exhibit D to this prospectus/proxy statement.

Material U.S. Federal Income Tax Consequencesof the Mergers

The following discussion summarizes certain material U.S. federal income tax consequences of your Merger, including an investment in Acquiring Fund shares, that are applicable to you as a Target Fund shareholder. It is based on the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date of this prospectus/proxy statement and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Mergers or of holding Acquiring Fund shares. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Target Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Target Fund shares as a capital asset at the time of the Mergers; or an entity taxable as a partnership for U.S. federal income tax purposes.

We have not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to the U.S. federal income tax consequences of the Mergers or any related transaction. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. You are urged to consult with your own tax advisers and financial planners as to the particular tax consequences of your Merger and of holding Acquiring Fund shares to you, including the applicability and effect of any state, local or foreign laws and the effect of possible changes in applicable tax laws.

Qualification of the Mergers as Tax-Free "Reorganizations" Under the Internal Revenue Code

The obligation of the Funds to consummate the Mergers is contingent upon their receipt of an opinion from Proskauer Rose LLP, special tax counsel to the Acquiring Funds, generally to the effect that each Merger will qualify as a "reorganization" under Section 368(a) of the Internal Revenue Code with respect to each Acquiring Fund and its corresponding Target Fund(s), and therefore generally:

  no gain or loss will be recognized by the Acquiring Fund upon receipt of the corresponding Target Fund's assets in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

  the Acquiring Fund's tax basis in the assets of the corresponding Target Fund transferred to the Acquiring Fund in the Merger will be the same as the Target Fund's tax basis in the assets immediately prior to the transfer;

  the Acquiring Fund's holding periods for the assets of the corresponding Target Fund will include the periods during which such assets were held by the Target Fund;

  no gain or loss will be recognized by the Target Fund upon the transfer of the Target Fund's assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund, or upon distribution of Acquiring Fund shares by the Target Fund to its shareholders in liquidation;

  no gain or loss will be recognized by the Target Fund's shareholders upon the exchange of their Target Fund shares for Acquiring Fund shares;

  the tax basis of Acquiring Fund shares a Target Fund shareholder receives in connection with the Merger will be the same as the tax basis of his or her Target Fund shares exchanged therefor;

  a Target Fund shareholder's holding period for his or her Acquiring Fund shares will include the period for which he or she held the Target Fund shares exchanged therefor; and

  the Acquiring Fund will succeed to, and take into account the items of the Target Fund described in Section 381(c) of the Internal Revenue Code, subject to the conditions and limitations specified in the Internal Revenue Code and the U.S. Treasury regulations thereunder.

The tax opinion described above will be based on then-existing law, will be subject to certain assumptions, qualifications and exclusions and will be based in part on the truth and accuracy of certain representations by us on behalf of the Acquiring Funds and the Target Funds.

Status as a Regulated Investment Company

Since its formation, each Fund has elected and believes it has qualified to be treated as a separate "regulated investment company," or "RIC," under Subchapter M of the Internal Revenue Code. Accordingly, each Fund believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its income and gains to its shareholders.

Distribution of Income and Gains

In connection with a Merger, a substantial portion of the securities held by your Target Fund may be disposed of prior to your Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund's basis in such assets. Any capital gains recognized on a net basis in any such sales that occur prior to your Merger will be distributed to your Target Fund's shareholders as capital gains dividends (to the extent of net capital gains) and/or ordinary dividends (to the extent of net short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Additionally, your Target Fund's taxable year will end as a result of your Merger, which will accelerate any distributions to shareholders from your Target Fund for its short taxable year ending on the date of the Merger. Prior to your Merger, your Target Fund will declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income, net tax-exempt income, and net realized capital gain, including capital gains on any securities disposed of in connection with the Merger. Such distributions will be made to such shareholders before or after the Mergers. A Target Fund shareholder will be required to include any such distributions that do not constitute exempt-interest in his or her taxable income for the taxable year in which such shareholder receives the distributions. This may result in the recognition of income that could have been deferred or never realized had the Mergers not occurred.

Tax Attributes of the Combined Funds:

Utilization of Loss Carryforwards and Unrealized Losses

U.S. federal income tax law permits RICs, such as the Funds, to carry forward net capital losses for up to eight taxable years. A number of the Target Funds are presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as further detailed below. Your Merger will cause the tax year of your Target Fund to close, resulting in an earlier expiration of net capital loss carryforwards than would otherwise occur. In addition, the Mergers are expected to result in a limitation on the ability of some Acquiring Funds to use carryforwards of the Target Funds and, potentially, to use unrealized capital losses inherent in the tax basis of the assets acquired, once realized. These limitations, imposed by Section 382 of the Internal Revenue Code, are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to the overall eight-year limitation.  The Section 382 limitation as to a particular Target Fund generally will equal the product of the net asset value of the Target Fund immediately prior to the Mergers and the "long-term tax-exempt rate," published by the IRS, in effect at such time. As of January 2010, the long-term tax-exempt rate is 4.14%. However, no assurance can be given as to what long-term tax-exempt rate will be in effect at the time of the Mergers. In certain instances, under Section 384 of the Internal Revenue Code, an Acquiring Fund will also be prohibited from using its corresponding Target Fund's loss carryforwards and unrealized losses against the unrealized gains of the Acquiring Fund at the time of the Merger, to the extent such gains are realized within five years following the Merger. While the ability of an Acquiring Fund to absorb a Target Fund's losses in the future depends upon a variety of factors that cannot be known in advance, because capital loss carryforwards generally expire eight taxable years following realization, including the short taxable year resulting from a Merger, substantially all of a Target Fund's losses may become permanently unavailable where the limitation applies. Even if an Acquiring Fund is able to utilize net capital loss carryforwards or unrealized losses of a Target Fund, the tax benefit resulting from those losses will be shared by both Target Fund and Acquiring Fund shareholders following a Merger. Therefore, a Target Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would have paid if the Mergers did not occur.

In general, the limitation under Section 382 will apply to loss carryforwards and unrealized losses of a Target Fund when its shareholders will hold less than 50% of the outstanding shares of an Acquiring Fund immediately following a Merger. Accordingly, it is expected that the limitation will apply to any losses of the following Target Funds: Evergreen California Municipal Bond Fund, Evergreen Equity Index Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen High Income Municipal Bond Fund, Evergreen Intermediate Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund, and Evergreen U.S. Government Fund. Even if a Merger does not result in the limitation on the use of losses, future transactions by the Acquiring Funds may do so.

As of September 30, 2009, for U.S. federal income tax purposes, the capital loss carryforwards and the net unrealized losses for the Target Funds whose losses are expected to be limited are as follows: Evergreen California Municipal Bond Fund had capital loss carryforwards of approximately $10,554,632, equal to approximately 4.5% of its net assets, and no net unrealized losses; Evergreen Equity Index Fund had no capital loss carryforwards, and no net unrealized losses; Evergreen Fundamental Mid Cap Value Fund had capital loss carryforwards of approximately $714,706, equal to approximately 47.1% of its net assets, and no net unrealized losses; Evergreen High Income Municipal Bond Fund had capital loss carryforwards of approximately $65,460,364, equal to approximately 39.4% of its net assets, and net unrealized losses of approximately $19,428,825, equal to approximately 11.7% of its net assets; Evergreen Intermediate Municipal Bond Fund had capital loss carryforwards of approximately $23,273,994, equal to approximately 9.2% of its net assets, and no net unrealized losses; Evergreen Short-Intermediate Municipal Bond Fund had capital loss carryforwards of approximately $11,840,336, equal to approximately 6.1% of its net assets, and no net unrealized losses; and Evergreen U.S. Government Fund had capital loss carryforwards of approximately $43,650,028, equal to approximately 9.2% of its net assets, and net unrealized losses of approximately $17,532,857, equal to approximately 3.7% of its net assets. These figures are likely to change by the date of the Mergers, and do not reflect the impact of the Mergers, including, in particular, the application of the loss limitation rules discussed herein.

Target Fund shareholders will benefit from any net capital loss carryforwards and unrealized capital losses of an Acquiring Fund. An Acquiring Fund's ability to use its own net capital loss carryforwards and unrealized losses, once realized, may be subject to an annual limitation under Section 382 of the Internal Revenue Code as well, such that losses in excess of the limitation cannot be used in the taxable year and must be carried forward. The limitation generally equals the product of the net asset value of an Acquiring Fund immediately prior to a Merger and the long-term tax-exempt rate in effect at such time. While the ability of an Acquiring Fund to absorb its losses in the future depends upon a variety of factors that cannot be known in advance, because capital loss carryforwards generally expire eight taxable years following realization, substantially all of its losses may become permanently unavailable where the limitation applies. In general, the limitation will apply to an Acquiring Fund when its shareholders will hold less than 50% of its outstanding shares immediately following a Merger. Accordingly, it is expected that the limitation will apply to any losses of following Acquiring Funds: Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Mid Cap Growth Fund, and Wells Fargo Advantage Municipal Bond Fund.  As of September 30, 2009, for U.S. federal income tax purposes, Wells Fargo Advantage International Core Fund had capital loss carryforwards of approximately $3,234,299, equal to approximately 81.5% of its net assets, and no net unrealized losses; Wells Fargo Advantage Mid Cap Growth Fund had capital loss carryforwards of approximately $29,686,344, equal to approximately 22.7% of its net assets, and no net unrealized losses; and Wells Fargo Advantage Municipal Bond Fund had capital loss carryforwards of approximately $7,183,372, equal to approximately 0.9% of its net assets, and no net unrealized losses. These figures are likely to change by the date of the Mergers, and do not reflect the impact of the Mergers, including, in particular, the application of the loss limitation rules discussed herein. Even if a Merger does not result in the limitation on the use of an Acquiring Fund's losses, prior or future transactions involving an Acquiring Fund may have caused or will cause such limitations to apply.

Finally, in addition to the other limitations on the use of losses, under Section 381 of the Internal Revenue Code, for the taxable year of the Mergers, only that percentage of an Acquiring Fund's capital gain net income for such taxable year (excluding capital loss carryforwards) equal to the percentage of its year that remains following a Merger can be reduced by a Target Fund's capital loss carryforwards (as otherwise limited under Sections 382 and 384 of the Internal Revenue Code, as described above).

U.S. Federal Income Taxation of an Investment in an Acquiring Fund

The following discussion summarizes certain material U.S. federal income tax consequences of an investment in an Acquiring Fund. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the prospectuses and statements of additional information for the Acquiring Funds for additional U.S. federal income tax information.

Qualification as a Regulated Investment Company. It is intended that each Acquiring Fund will qualify as a RIC under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code. Each Acquiring Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to RICs generally will apply separately to each Acquiring Fund even though each Acquiring Fund is a series of the Acquiring Trust. Furthermore, each Acquiring Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a RIC under the Internal Revenue Code, each Acquiring Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Internal Revenue Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to an Acquiring Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.

Each Acquiring Fund must also diversify its holdings so that, at the end of each quarter of an Acquiring Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Acquiring Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Acquiring Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Acquiring Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to an Acquiring Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, with respect to each taxable year, each Acquiring Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If an Acquiring Fund meets all of the RIC requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, an Acquiring Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, an Acquiring Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from an Acquiring Fund in the year they are actually distributed. However, if an Acquiring Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Acquiring Fund and its shareholders will be treated as if the Acquiring Fund paid the distribution by December 31 of the first taxable year. Each Acquiring Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that an Acquiring Fund will not be subject to U.S. federal income taxation.

Moreover, the Acquiring Funds may retain for investment all or a portion of their net capital gain. If an Acquiring Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long- term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Acquiring Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of an Acquiring Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. An Acquiring Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

If, for any taxable year, an Acquiring Fund fails to qualify as a RIC under the Internal Revenue Code, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from such Acquiring Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, an Acquiring Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Acquiring Fund to the IRS. In addition, if an Acquiring Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Acquiring Fund generally will be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Acquiring Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

Equalization Accounting. An Acquiring Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals the Acquiring Fund's undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits an Acquiring Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect an Acquiring Fund's total returns, it may reduce the amount that an Acquiring Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Acquiring Fund shares on Acquiring Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization methods used by the Acquiring Funds, and thus the Acquiring Funds' use of these methods may be subject to IRS scrutiny.

Excise Tax. If an Acquiring Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Acquiring Fund will be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, an Acquiring Fund will be treated as having distributed any amount on which it is subject to corporate-level U.S. federal income tax for the taxable year ending within the calendar year. The Acquiring Funds generally intend to actually distribute or be deemed to have distributed substantially all of their ordinary income and capital gain net income, if any, by the end of each calendar year and thus expect not to be subject to the excise tax. However, no assurance can be given that an Acquiring Fund will not be subject to the excise tax. Moreover, the Acquiring Funds reserve the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by an Acquiring Fund is determined to be de minimis).

Investment through Master Portfolios. The Wells Fargo Advantage Index Fund, an Acquiring Fund, seeks to continue to qualify as a RIC by investing its assets through one or more master portfolios. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that the Acquiring Fund is the sole investor in the corresponding master portfolio, as disregarded from the Acquiring Fund) for U.S. federal income tax purposes rather than as a RIC or a corporation under the Internal Revenue Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Acquiring Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Internal Revenue Code and U.S. Treasury regulations, in determining such investor's U.S. federal income tax liability. Therefore, to the extent a master portfolio were to accrue but not distribute any income or gains, the corresponding Acquiring Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Acquiring Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio, intends to manage its assets, income and distributions in such a way that an investor in a master portfolio will be able to continue to qualify as a RIC by investing its assets through the master portfolio.

Taxation of Acquiring Fund Investments. In general, realized gains or losses on the sale of securities held by an Acquiring Fund will be treated as capital gains or losses, and long-term capital gains or losses if an Acquiring Fund has held the disposed securities for more than one year at the time of disposition.

If an Acquiring Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes "payment-in-kind" or "PIK" bonds, the Acquiring Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if an Acquiring Fund purchases a debt obligation with market discount (generally, a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)), the Acquiring Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. An Acquiring Fund generally will be required to make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by the Acquiring Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by an Acquiring Fund which the Acquiring Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Acquiring Fund.

If an Acquiring Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Acquiring Fund. U.S. federal income tax rules are not entirely clear about issues such as when an Acquiring Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by an Acquiring Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

If an option granted by an Acquiring Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by an Acquiring Fund of the option from its holder, such Acquiring Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Acquiring Fund in the closing transaction. Some capital losses realized by an Acquiring Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by an Acquiring Fund pursuant to the exercise of a covered call option granted by it, the Acquiring Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by an Acquiring Fund pursuant to the exercise of a put option granted by it, the Acquiring Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by the Acquiring Funds will be deemed "Section 1256 contracts." An Acquiring Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require an Acquiring Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require an Acquiring Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Foreign currency gains and losses realized by an Acquiring Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Internal Revenue Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of an Acquiring Fund's income. Under future U.S. Treasury regulations, any such transactions that are not directly related to an Acquiring Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable such Acquiring Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds an Acquiring Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Acquiring Fund or its shareholders in future years.

Offsetting positions held by an Acquiring Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Internal Revenue Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If an Acquiring Fund is treated as entering into a "straddle" and at least one (but not all) of the Acquiring Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Internal Revenue Code, described above, then such straddle could be characterized as a "mixed straddle." An Acquiring Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Acquiring Fund may differ. Generally, to the extent the straddle rules apply to positions established by an Acquiring Fund, losses realized by an Acquiring Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, an Acquiring Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle including any interest, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where an Acquiring Fund had not engaged in such transactions.

If an Acquiring Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Acquiring Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when an Acquiring Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon an Acquiring Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon an Acquiring Fund's holding period in the position and the application of various loss deferral provisions in the Internal Revenue Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of an Acquiring Fund's taxable year and such Acquiring Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain an Acquiring Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Internal Revenue Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain an Acquiring Fund would have had if the Acquiring Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, an Acquiring Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Acquiring Fund, defer losses to the Acquiring Fund, cause adjustments to the holding periods of the Acquiring Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a IRS revenue rulings that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while the Acquiring Funds intend to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of an Acquiring Fund as a RIC might be jeopardized. Certain requirements that must be met under the Internal Revenue Code in order for each Acquiring Fund to qualify as a RIC may limit the extent to which an Acquiring Fund will be able to engage in derivatives transactions.

An Acquiring Fund may invest in real estate investment trusts ("REITs"). Investments in REIT equity securities may require an Acquiring Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Acquiring Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. An Acquiring Fund's investments in REIT equity securities may at other times result in the Acquiring Fund's receipt of cash in excess of the REIT's earnings; if the Acquiring Fund distributes these amounts, these distributions could constitute a return of capital to Acquiring Fund shareholders for U.S. federal income tax purposes. Dividends received by the Acquiring Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

An Acquiring Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits ("REMICs") or in other interests that may be treated as taxable mortgage pools ("TMPs") for U.S. federal income tax purposes. Under IRS guidance, an Acquiring Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as investment retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Internal Revenue Code) is a record holder of a share in an Acquiring Fund, then the Acquiring Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal corporate income tax rate. To the extent permitted under the 1940 Act, an Acquiring Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Acquiring Fund. The Acquiring Funds have not yet determined whether such an election will be made.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If an Acquiring Fund acquires any equity interest in a PFIC, the Acquiring Fund could be subject to U.S. federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Acquiring Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

An Acquiring Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require an Acquiring Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. An Acquiring Fund may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, an Acquiring Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Acquiring Funds may involve complex tax rules that may result in income or gain recognition by the Acquiring Funds without corresponding current cash receipts. Although the Acquiring Funds seeks to avoid significant non-cash income, such non-cash income could be recognized by the Acquiring Funds, in which case the Acquiring Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Acquiring Funds could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements.

Taxation of Distributions. Except for exempt-interest dividends (defined below) paid out by Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Intermediate Tax/AMT Free Fund, Wells Fargo Advantage Municipal Bond Fund, and Wells Fargo Advantage Short-Term Municipal Bond Fund (collectively, the "Tax-Free Funds"),distributions paid out of an Acquiring Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Acquiring Funds, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on the Acquiring Funds' shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares acquired at a time when an Acquiring Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, the Acquiring Funds' earnings and profits, described above, are determined at the end of the Acquiring Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of an Acquiring Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Acquiring Fund shares and then as capital gain. The Acquiring Funds may make distributions in excess of their earnings and profits, from time to time.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that an Acquiring Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by the Acquiring Funds as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed an Acquiring Fund's net capital gain for the taxable year), regardless of how long a shareholder has held Acquiring Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. The Acquiring Funds will designate capital gain dividends, if any, in a written notice mailed by each Acquiring Fund to its shareholders not later than 60 days after the close of such Acquiring Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest an Acquiring Fund earned on direct obligations of the U.S. government if such Acquiring Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Acquiring Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Acquiring Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Acquiring Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Acquiring Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of an Acquiring Fund or a different RIC, the sales charge previously incurred in acquiring the Acquiring Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Acquiring Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61 day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain dividend with respect to any Acquiring Fund share and such Acquiring Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Acquiring Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this filing.

In addition, if a shareholder holds Acquiring Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then regulations may permit an exception to this six-month rule. Additionally, where an Acquiring Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this filing.

Foreign Taxes. Amounts realized by an Acquiring Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of an Acquiring Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Acquiring Fund will be eligible to file an annual election with the IRS pursuant to which the Acquiring Fund may pass through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Acquiring Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only Wells Fargo Advantage International Core Fund may qualify for and make the election; however, even if the Acquiring Fund qualifies for the election for any year, it may not make the election for such year. If the Acquiring Fund does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. The Acquiring Fund will notify its shareholders within 60 days after the close of its taxable year whether it has elected for its foreign taxes paid to "pass through" for that year.

Even if an Acquiring Fund qualifies for the election, foreign income and similar taxes will only pass through to the Acquiring Fund's shareholders if the Acquiring Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Acquiring Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Acquiring Fund distributions corresponding with the pass-through of such foreign taxes paid by the Acquiring Fund, and (ii) with respect to dividends received by the Acquiring Fund on foreign shares giving rise to such foreign taxes, the Acquiring Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Acquiring Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. An Acquiring Fund may choose not to make the election if the Acquiring Fund has not satisfied its holding requirement.

If an Acquiring Fund makes the election, the Acquiring Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Acquiring Fund's dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Acquiring Fund shareholders that have satisfied the holding period requirements and certain other requirements shall include their proportionate share of the foreign taxes paid by the Acquiring Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder's federal income tax attributable to foreign source taxable income or the amount specified in the notice mailed to that shareholder within 60 days after the close of the year. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.

U.S. Federal Income Tax Rates. Non-corporate Acquiring Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 35% on ordinary income and 15% on long-term capital gain for taxable years beginning on or before December 31, 2010. Under current law, long-term capital gain will be taxed at a maximum rate of 20% for taxable years beginning on or after January 1, 2011.

Current U.S. federal income tax law also provides for a maximum individual U.S. federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15% until December 31, 2010 (and 20% thereafter). In general, "qualified dividend income" is income attributable to dividends received by an Acquiring Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Acquiring Fund with respect to the dividend-paying corporation's stock and by the shareholders with respect to the Acquiring Fund's shares. Under current law, the taxation of qualifying dividend income at long-term capital gain rates will no longer apply and dividend income will be taxable as ordinary income for taxable years beginning after December 31, 2010. If 95% or more of an Acquiring Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Acquiring Fund shares for at least 61 days during the 121-day period beginning 60 days before such Acquiring Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of an Acquiring Fund's income is attributable to qualified dividend income, then only the portion of the Acquiring Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by an Acquiring Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Acquiring Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Acquiring Fund shareholders therefore are urged to consult their own tax advisers and financial planners. Income and bond funds typically do not distribute significant amounts of "qualified dividend income" eligible for reductions in individual U.S. federal income tax rates applicable to certain dividend income.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from some Acquiring Funds may qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various "sunset" provisions of U.S. federal income tax laws.

Backup Withholding. The Acquiring Funds are generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an Acquiring Fund shareholder if (i) the shareholder fails to furnish an Acquiring Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies an Acquiring Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Capital gain dividends paid to and gains recognized by a foreign shareholder on the redemption of Acquiring Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied.

Tax-Deferred Plans. Shares of the Acquiring Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of the Tax-Free Funds may not be suitable for tax-deferred retirement and other tax-advantaged plans and accounts since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the tax-exempt status of certain distributions from the Tax-Free Funds (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Acquiring Fund shares through such plans and/or accounts.

Tax-Exempt Shareholders. Shares of the Tax-Free Funds may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the tax-exempt status of distributions from the Tax-Free Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Acquiring Funds. Any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if an Acquiring Fund has state or local governments or other tax-exempt organizations as shareholders. Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Internal Revenue Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Additional Considerations for the Tax-Free Funds. If at least 50% of the value of an Acquiring Fund's total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax under Section 103 of the Internal Revenue Code, then the Acquiring Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Tax-Free Funds intend to so qualify and are designed to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. "Exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly designated as such in a written notice mailed to its shareholders.

Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes. You should consult your tax adviser to discuss the tax consequences of your investment in a Tax-Free Fund. In the case of the Wells Fargo Advantage California Tax-Free Fund, it is intended that its distributions of net interest from California state and municipal obligations generally not be subject to California personal income tax.

No later than 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Internal Revenue Code received by a Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Internal Revenue Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Free Funds will not be deductible to the extent that the Tax-Free Funds' distributions are exempt from U.S. federal income tax.

In addition, with the intended exception of the Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, an investment in a Tax-Free Fund may result in liability for U.S. federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the U.S. federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent a Tax-Free Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their U.S. federal AMT. In addition, exempt-interest dividends paid by a Tax-Free Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its U.S. federal AMT calculation, and may also affect its U.S. federal "environmental tax" liability. As of the date of this filing, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations are subject to the U.S. federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult own their own tax advisers.

The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from U.S. federal income tax in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on opinions from the issuer's bond counsel that interest on the issuer's debt obligation will be exempt from U.S. federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Tax-Free Fund's ability to pay exempt-interest distributions. Similar challenges may occur as to state-specific exemptions.

A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in a Tax-Free Fund may have on the U.S. federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Distributions of a Tax-Free Fund's income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Tax-Free Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.

Buying, Selling and Exchanging Fund Shares

Share Class Information

Because the Mergers will be effected at net asset value (NAV) without the imposition of a sales charge, Target Fund shareholders will not pay any front-end sales charges or contingent deferred sales charges ("CDSC") as a result of the Merger. Target Fund shareholders who receive shares of an Acquiring Fund class that is subject to a CDSC will, however, be subject to a CDSC upon subsequent redemption of the Acquiring Fund shares they receive as a result of the Merger. The CDSC will be based on the date of the original purchase of your Target Fund shares and will continue to be subject to the Target Fund's CDSC schedule listed below and will be calculated using the method described in your Target Fund's prospectus.

The following is a summary description of the charges and fees applicable to the various classes of the Target and Acquiring Funds. Not all Funds offer all of the classes listed. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund's prospectus and statement of additional information.

Evergreen Funds

  12b-1 Fees. To compensate Wells Fargo Funds Distributor, LLC ("WFFD"), the principal underwriter for the Evergreen funds, for the service it provides and for the expenses it bears in connection with the distribution of shares, certain classes of the Evergreen funds make payments to WFFD from fees assessed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Because 12b-1 fees are paid out of the assets of each applicable class on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales loads. The following table sets forth the 12b-1 fee charged to each class of the Evergreen funds.

Evergreen Fund Class	12b-1 Fee as a Percentage of Net Assets
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class I	None
Class IS	0.25%
Class R	0.50%

  Class A. If you select Class A shares, you may pay a front-end sales charge as described in the following table(s), but you do not pay a contingent deferred sales charge (except in the limited circumstances described below). The front-end sales charge is deducted from your investment before it is invested in a Fund. The actual charge depends on the amount invested, subject to any waivers or reductions for which you may be eligible (see "Sales Charge Reduction" in your Target Fund's prospectus for more details). In addition, Class A shares are subject to ongoing 12b-1 fees. The table below shows how front-end sales charges for Class A shares are calculated.

Evergreen Fundamental Mid Cap Value Fund
Evergreen International Equity Fund
Evergreen Mid Cap Growth Fund

Class A Front-End Sales Charge
Amount Invested	As a % of Offering Price1,[2]	As a % of Your Net Investment[1]	Dealer Commission as a % of Offering Price[3]
Up to $49,999	5.75%	6.10%	5.00%
$50,000-$99,999	4.50%	4.71%	4.25%
$100,000-$249,999	3.75%	3.90%	3.25%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$999,999	2.00%	2.04%	1.75%
$1,000,000-$2,999,999[4]	0.00%	0.00%	1.00% of the first $2,999,999, plus
$3,000,000-$4,999,999[4]	0.00%	0.00%	0.50% of the next $2,000,000, plus
$5,000,000 or greater[4]	0.00%	0.00%	0.25% of amounts equal to or over $5,000,000
1	The front-end sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2	The offering price includes the applicable front-end sales charge.
3	The dealer commission is generally paid by WFFD from the front-end sales charge you pay upon investing in the Fund.
4	A 1.00% CDSC is assessed on Class A share purchases of $1,000,000 or more if they are redeemed within 18 months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers" in your Acquiring Fund's prospectus). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class A shares in connection with the Merger, the date of purchase for such shares is the original purchase date of your Target Fund shares.

Evergreen California Municipal Bond Fund
Evergreen Equity Index Fund
Evergreen Intermediate Municipal Bond Fund
Evergreen High Income Municipal Bond Fund
Evergreen Municipal Bond Fund
Evergreen U.S. Government Fund

Class A Front-End Sales Charge
Amount Invested	As a % of Offering Price1,[2]	As a % of Your Net Investment[1]	Dealer Commission as a % of Offering Price[3]
Up to $49,999	4.75%	4.99%	4.25%
$50,000-$99,999	4.50%	4.71%	4.25%
$100,000-$249,999	3.75%	3.90%	3.25%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$999,999	2.00%	2.04%	1.75%
$1,000,000-$2,999,999[4]	0.00%	0.00%	1.00% of the first $2,999,999, plus
$3,000,000-$4,999,999[4]	0.00%	0.00%	0.50% of the next $2,000,000, plus
$5,000,000 or greater[4]	0.00%	0.00%	0.25% of amounts equal to or over $5,000,000
1	The front-end sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2	The offering price includes the applicable front-end sales charge.
3	The dealer commission is generally paid by WFFD from the front-end sales charge you pay upon investing in the Fund.
4	A 1.00% CDSC is assessed on Class A share purchases of $1,000,000 or more if they are redeemed within 18 months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers" in your Acquiring Fund's prospectus). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class A shares in connection with the Merger, the date of purchase for such shares is the original purchase date of your Target Fund shares.

Evergreen Short-Intermediate Municipal Bond Fund

Class A Front-End Sales Charge
Amount Invested	As a % of Offering Price1,[2]	As a % of Your Net Investment[1]	Dealer Commission as a % of Offering Price[3]
Up to $99,999	2.25%	2.30%	2.00%
$100,000-$249,999	1.75%	1.78%	1.50%
$250,000-$499,999	1.50%	1.52%	1.25%
$500,000-$999,999	1.00%	1.01%	0.75%
$1,000,000-$4,999,999[4]	0.00%	0.00%	0.50% of the first $4,999,999, plus
$5,000,000 or greater[4]	0.00%	0.00%	0.25% of amounts equal to or over $5,000,000
1	The front-end sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2	The offering price includes the applicable front-end sales charge.
3	The dealer commission is generally paid by WFFD from the front-end sales charge you pay upon investing in the Fund.
4	A 1.00% CDSC is assessed on Class A share purchases of $1,000,000 or more if they are redeemed within 18 months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers" in your Acquiring Fund's prospectus). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class A shares in connection with the Merger, the date of purchase for such shares is the original purchase date of your Target Fund shares.

Purchases of Class A shares in connection with reinvestments of distributions, exchanges from Class A shares of another Evergreen fund where you paid a sales charge and distribution exchanges (purchasing shares of one Evergreen fund using a distribution from another Evergreen fund) are not subject to sales charges. Although no front-end sales charge applies to purchases of $1 million or more, if you sell any such shares within 18 months of purchase, you may pay a 1.00% contingent deferred sales charge on the shares sold. For more information, see "Calculating the Contingent Deferred Sales Charge" in your Target Fund's prospectus.

  Class B. Class B shares of your Target Fund are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) your Target Fund's dividend reinvestment program. The Evergreen funds reserve the right to make additional exceptions or otherwise modify the foregoing restrictions at any time and to reject any investment for any reason. If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a contingent deferred sales charge if you sell your shares within six years. See "Calculating the Contingent Deferred Sales Charge" in your Target Fund's prospectus for information on how the contingent deferred sales charge is determined. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares. Depending on your investment timeframe, the combined contingent deferred sales charge and Rule 12b-1 fees may result in higher costs than if you had purchased Class A or Class C shares. The amount of the contingent deferred sales charge you pay depends on the length of time you held your shares, as shown below:

Class B Contingent Deferred Sales Charge
Years Held	Maximum Contingent Deferred Sales Charge
1	5.00%
2	4.00%
3	3.00%
4	3.00%
5	2.00%
6	1.00%
Thereafter	0.00%
8	Converts to Class A
Dealer Allowance[1]	4.00%
1	The dealer allowance, or commission, is paid by WFFD to investment firms for sales of shares.

The contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "Sales Charge Reduction" in your Target Fund's prospectus.

  Class C. If you select Class C shares, you do not pay a front-end sales charge, but your shares are subject to 12b-1 fees. In addition, you may pay a contingent deferred sales charge if you sell your shares within one year. See "Calculating the Contingent Deferred Sales Charge" in your Target Fund's prospectus for information on how the contingent deferred sales charge is determined. Class C shares do not convert to Class A shares, so the higher 12b-1 fees paid by Class C shares continue for the life of the account and may cost more over the life of the account than if you had paid a front-end sales charge on Class A shares. The amount of the contingent deferred sales charge you pay depends on the length of time you held your shares, as shown below:

Class C Contingent Deferred Sales Charge
Years Held	Maximum Sales Charge
1	1.00%
Thereafter	0.00%
Dealer Allowance[1]	1.00%
1	The dealer allowance, or commission, is paid by WFFD to investment firms for sales of shares.

The contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "Sales Charge Reduction" in your Target Fund's prospectus.

  Class I. Your Target Fund offers Class I shares at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fee. Class I shares are only offered, subject to the minimum initial purchase requirements stated under "Purchase and Redemption Information," in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

  Class IS. Institutional Service class shares are offered at NAV without a front-end sales charge or contingent deferred sales charge. However, Institutional Service class shares are subject to 12b-1 fees.

  Class R. Class R shares generally are available only to certain retirement plans. Class R shares are offered at NAV without a front-end or contingent deferred sales charge but are subject to 12b-1 fees.

Wells Fargo Advantage Funds

  12b-1 Fees. Wells Fargo Advantage Funds have adopted a Distribution Plan (a "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act for certain classes. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges. The following table sets forth the 12b-1 fee charged to each class of Wells Fargo Advantage Funds.

Wells Fargo Advantage Fund Class	12b-1 Fee as a Percentage of Net Assets
Class A	0.00%
Class B	0.75%
Class C	0.75%
Class R	0.25%
Administrator Class	0.00%
Institutional Class	0.00%

Wells Fargo Advantage Funds have a shareholder servicing plan. Under this plan, each Fund, with respect to certain of its classes of shares, has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the applicable share classes of a Fund pay an annual fee of up to 0.25% of the applicable class's average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

  Class A. If you choose to buy Class A shares, you will pay the public offering price (POP) which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below. Class A shares are also subject to a shareholder servicing fee of 0.25%.

Wells Fargo Advantage Index Fund
Wells Fargo Advantage Mid Cap Disciplined Fund
Wells Fargo Advantage Mid Cap Growth Fund
Wells Fargo Advantage International Core Fund

Class A Sales Charge Schedule[1]
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge as % of Net Amount Invested
Less than $50,000	5.75%	6.10%
$50,000-$99,999	4.75%	4.99%
$100,000-$249,999	3.75%	3.90%
$250,000-$499,999	2.75%	2.83%
$500,000-$999,999	2.00%	2.04%
$1,000,000 and over[2]	0.00%	0.00%
1	Following the completion of the Mergers, former Class IS shareholders of any applicable Evergreen Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.
2	A 1.00% CDSC is assessed on Class A share purchases of $1,000,000 or more if they are redeemed within 18 months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers" in your Acquiring Fund's prospectus). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class A shares in connection with the Merger, the date of purchase for such shares is the original purchase date of your Target Fund shares.

Wells Fargo Advantage Municipal Bond Fund
Wells Fargo Advantage California Tax-Free Fund
Wells Fargo Advantage Government Securities Fund

Class A Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge as % of Net Amount Invested
Less than $50,000	4.50%	4.71%
$50,000-$99,999	4.00%	4.17%
$100,000-$249,999	3.50%	3.63%
$250,000-$499,999	2.50%	2.56%
$500,000-$999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%
1	A 1.00% CDSC is assessed on Class A share purchases of $1,000,000 or more if they are redeemed within 18 months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers" in your Acquiring Fund's prospectus). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class A shares in connection with the Merger, the date of purchase for such shares is the original purchase date of your Target Fund shares.

Wells Fargo Advantage Short-Term Municipal Bond Fund
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Class A Sales Charge Schedule1,[2]
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge as % of Net Amount Invested
Less than $50,000	3.00%	3.09%
$50,000-$99,999	2.50%	2.56%
$100,000-$249,999	2.00%	2.04%
$250,000-$499,999	1.50%	1.52%
$500,000-$999,999	1.00%	1.01%
$1,000,000 and over[3]	0.00%	0.00%
1	Following the completion of the Mergers, former Class IS shareholders of any applicable Evergreen Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.
2	Following completion of the Mergers, former Class I shareholders of any Evergreen Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.
3	A 0.50% CDSC is assessed on Class A share purchases of $1,000,000 or more if they are redeemed within 18 months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers" in your Acquiring Fund's prospectus). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class A shares in connection with the Merger, the date of purchase for such shares is the original purchase date of your Target Fund shares.

  Class B. Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by our exchange policy). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. Existing shareholders of Class B shares who redeem their shares within six years of the purchase date may pay a CDSC based on how long such shareholders have held their shares. Certain exceptions apply (see "CDSC Waivers" in your Acquiring Fund's prospectus). Class B shares are also subject to a shareholder servicing fee of 0.25%. The CDSC schedules are as follows:

Class B Shares CDSC Schedule
Redemption Within	CDSC
1 Year	5.00%
2 Years	4.00%
3 Years	3.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years	0.00%
8 Years	A Shares

Class B Shares CDSC Schedule for Wells Fargo Advantage Municipal Bond Fund
Redemption Within	CDSC
1 Year	5.00%
2 Years	4.00%
3 Years	3.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years	0.00%
8 Years	0.00%
9 Years	A Shares

To determine whether the CDSC applies to a redemption, a Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses. For Target Fund shareholders who receive Class B shares in connection with the Merger, the date of purchase is the original purchase date of your Target Fund shares.

If you exchange Class B shares received in a reorganization for Class B shares of another Wells Fargo Advantage Fund, you will retain the CDSC schedules of your exchanged shares.

  Class C. If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, your Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class C shares in connection with the Merger, the date of purchase is the original purchase date of your Target Fund shares. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares are also subject to a shareholder servicing fee of 0.25%. Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

  Administrator Class. Administrator Class shares are offered primarily for direct investment by certain institutions. Administrator Class shares may also be offered through certain financial intermediaries. Administrator Class shares are offered at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fee. They are subject to a shareholder servicing fee of 0.25%.

  Institutional Class. Institutional Class shares are offered primarily for direct investment by certain institutions. Institutional class shares are offered at NAV without a front-end sales charge, contingent deferred sales charge, 12b-1 fee or shareholder servicing fee.

  Class R. Class R shares generally are available only to certain retirement plans. Class R shares are not subject to either front-end or contingent deferred sales charges, but are subject to a 12b-1 fee and a shareholder servicing fee of 0.25%.

Reductions and Waivers of Sales Charges -- Wells Fargo Advantage Funds

Generally, more sales charge reductions or waivers for Class A shares are offered than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

CLASS A SHARES SALES CHARGE REDUCTIONS AND WAIVERS
You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

  You pay no sales charges on Fund shares you buy with reinvested distributions.

  You pay a lower sales charge if you are investing an amount over a breakpoint level. See "Class A Shares Sales Charge Schedule" above.

  You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.) Subject to the Funds' Short Term trading Policy, shareholders may not be able to exercise this provision for the first 30 days after your redemption.

  By signing a LETTER OF INTENT (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period. We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

  RIGHTS OF ACCUMULATION (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

ACCOUNTS THAT CAN BE AGGREGATED
You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
RETIREMENT PLANS
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement[1]		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[2]	X
401(k) Plan accounts		X
OTHER ACCOUNTS
529 Plan accounts[1]		X
Accounts held through other brokerage accounts		X
1	These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.
2	Effective January 1, 2009, Wells Fargo Advantage Funds no longer offers new, or accept purchases in existing, 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for, the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supersede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

  Current and retired employees, directors/trustees and officers of:

    Wells Fargo Advantage Funds (including any predecessor funds);

    Wells Fargo & Company and its affiliates; and

    family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

  Current employees of:

    the Fund's transfer agent;

    broker-dealers who act as selling agents;

    family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and

    each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

  Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

  Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

  Section 529 college savings plan accounts.

  Insurance company separate accounts.

  Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM), subject to review and approval by Funds Management.

  Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

  Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" or through an omnibus account maintained with a Fund by a broker-dealer.

  Evergreen Class I shareholders who, in the Merger of their Target Fund, receive Class A shares of an Acquiring Fund, can continue to purchase Class A shares of their Acquiring Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at net asset value, without paying the customary sales load.

  Evergreen Class IS shareholders who, in the Merger of their Target Fund, receive Class A shares of an Acquiring Fund, can continue to purchase Class A shares of their Acquiring Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at net asset value, without paying the customary sales load.

CDSC WAIVERS

  You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

  Waiver of the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70 1/2 according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

  Waiver of the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

  Waiver of the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

  Waiver of the Class C shares CDSC if the dealer of record waived its commission.

  Waiver of the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

Purchase and Redemption Information

Shares of the Target and Acquiring Funds may be purchased and sold directly or through broker-dealers and other financial intermediaries who have entered into sales agreements with the Funds' principal underwriter. Additional information on how you can buy, redeem or exchange shares of each Fund is available in that Fund's prospectus and SAI. WFFD serves as the principal underwriter for all the Funds.

The following tables set forth the minimum initial purchase amounts for each applicable class of shares of the Target and Acquiring Funds, respectively.

Evergreen Funds
	Minimum Initial Purchase of Classes A, B and C Shares	Minimum Initial Purchase of Class I Shares
Regular Accounts	$1,000	$1,000,000
IRAs	$1,000	N/A
Systematic Investment Plan	$500	N/A

There is no minimum amount for additional purchases for any share class listed above of a Target Fund with respect to regular and IRA accounts. For additional purchases through a systematic investment plan, there is a minimum additional purchase amount of $50 a month for Classes A, B and C. Information regarding certain applicable exceptions is available in the Target Funds' prospectuses and statements of additional information.

For Class R shares, eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with WFFD. These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

For Class IS shares, the minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Wells Fargo Advantage Funds
Minimum Initial Purchase of Classes A and C Shares
Regular Accounts	$1,000
Minimum Initial IRAs, IRA Rollovers and Roth IRAs	$250
UGMA/UTMA Accounts	$50
Employer Sponsored Retirement Plans	None

For Institutional Class and Administrator Class shares of the applicable Acquiring Funds, share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts with respect to both initial and additional purchases. Please consult an account representatitve from your financial intermediary for specifics.

Following completion of the Mergers, former Class I shareholders of any applicable Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of the Acquiring Fund received in the Merger. For additional information relating to applicable eligibility requirements, please see the Acquiring Fund's prospectus.

For Class R shares, eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with WFFD. These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

For additional purchases of Class A, Class C and Class R shares, there is a minimum purchase amount of $100 for any share class of an Acquiring Fund with respect to regular, IRA, IRA rollovers and Roth IRA accounts. Aggregate purchases of Class C shares may not exceed $1,000,000. For additional purchases through UGMA/UTMA accounts, there is a minimum additional purchase amount of $50. There is no minimum with respect to additional purchases through employer sponsored retirement plans. Additional purchases of Institutional Class and Administrator Class shares follow the terms established by the financial intermediary through whom the shares were purchased. Evergreen Class I shareholders who, in the reorganization of their Fund, receive Institutional Class shares of an Acquiring Fund, can continue to purchase Institutional Class shares of the Acquiring Fund without having to meet the eligibility requirements for Wells Fargo Advantage Funds Institutional Class shareholders.

Foreign Shareholders. Funds Management has adopted a policy that generally only permits investments in the Wells Fargo Advantage Funds by shareholders having both a U.S. address and taxpayer identification number on record with the Funds. As a result of this policy, following the Merger, shareholders of a Target Fund for whom the Funds who do not have both a U.S. address and taxpayer identification number on record or for whom an exception has not been made will no longer be able to make additional investments, including additional purchases, exchanges, or transfers, into a Wells Fargo Advantage Fund. This includes purchases through direct deposit, automatic investments, or automatic exchanges. In addition, following the Merger, all dividend or capital gains distributions will be paid to shareholders in cash and mailed to each impacted shareholder at their current address of record, except that for IRA's, dividends and capital gains will continue to be reinvested until an impacted shareholder reaches age 59 ½. For accounts to be eligible for future purchase transactions, registration must be at a valid U.S. address and have a valid U.S. taxpayer identification number on record.

The Funds reserve the right to refuse or cancel a purchase or exchange order for any reason. Additional information concerning purchases and redemptions of shares is contained in each Fund's prospectus and statement of additional information.

Exchange Privileges

Shares of the Target Funds may be exchanged for shares of the same class of any other Evergreen fund. Shares of the Wells Fargo Advantage Funds may be exchanged for shares of the same class of any other Wells Fargo Advantage Fund. No sales charge is imposed on an exchange. If you are making an initial investment into a fund through an exchange, you generally must exchange at least the minimum initial purchase amount for the new fund. An exchange is considered both a sale and a purchase of shares and may create a taxable event. Further information regarding the current exchange privileges, the requirements and limitations attendant thereto, and the tax implications are described in each Fund's prospectus and statement of additional information.

Please note that for Target Fund shareholders whose Mergers are scheduled to occur on or about July 16, 2010 (please see Exhibit A for a schedule of the closing dates), your exchangeability for the period between July 9, 2010 and July 16, 2010 will be limited to those Evergreen Funds with the same closing date as your Target Fund.

Small Accounts and Small Account Fee

Wells Fargo Advantage Funds reserve the right to redeem certain accounts that fall below the minimum initial investment amount as a result of shareholder redemptions (as opposed to market movement). Before doing so, Wells Fargo Advantage Funds will notify you and give you approximately 60 days to bring your account above the minimum investment amount.

The Evergreen funds reserve the right to assess a $15 annual low balance fee on each fund account with a value of less than $1,000, subject to certain exceptions as described in the Evergreen funds' prospectuses.

Financial Intermediary Compensation

If you purchase a Target Fund or an Acquiring Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

Fund Policies and Procedures

Short-Term Trading Policy

The Target Fund's short-term trading policy is substantially similar to that of Wells Fargo Advantage Funds, which is set forth below. The Target Fund's policy is described in its prospectus and SAI.

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these abritrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Dividend Policy

The Target and Acquiring Funds each distribute their investment company taxable income and their net realized gains with the frequency set forth in the table below.

With respect to both the Evergreen funds and Wells Fargo Advantage Funds, unless a shareholder chooses otherwise on the account application, all dividend, capital gain and other distribution payments made by a Fund will be reinvested in additional shares of the Fund. Alternatively, a shareholder may elect to receive all distributions in cash.

Other distribution options for the Evergreen funds are: (i) to reinvest dividends earned in one Fund into an existing account in another fund in the same share class and same registration automatically, with capital gains reinvested in the original fund or (ii) to reinvest capital gains but receive all ordinary income distributions in cash.

Another distribution option for the Wells Fargo Advantage Funds is to reinvest dividends and capital gains earned in one Fund into an existing account in another fund in the same share class and same registration automatically.

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Equity Index Fund	Quarterly	Annually
Wells Fargo Advantage Index Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Fundamental Mid Cap Value Fund	Annually	Annually
Wells Fargo Advantage Mid Cap Disciplined Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Mid Cap Growth Fund	Annually	Annually
Wells Fargo Advantage Mid Cap Growth Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Short-Intermediate Municipal Bond Fund	Daily/Monthly	Annually
Wells Fargo Advantage Short-Term Municipal Bond Fund	Daily/Monthly	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Intermediate Municipal Bond Fund	Daily/Monthly	Annually
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Daily/Monthly	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen High Income Municipal Bond Fund	Daily/Monthly	Annually
Evergreen Municipal Bond Fund	Daily/Monthly	Annually
Wells Fargo Advantage Municipal Bond Fund	Daily/Monthly	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen California Municipal Bond Fund	Daily/Monthly	Annually
Wells Fargo Advantage California Tax-Free Fund	Daily/Monthly	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen U.S. Government Fund	Daily/Monthly	Annually
Wells Fargo Advantage Government Securities Fund	Daily/Monthly	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen International Equity Fund	Annually	Annually
Wells Fargo Advantage International Core Fund	Annually	Annually

Pricing Fund Shares

The following describes how Wells Fargo Advantage Funds price their shares. The Evergreen funds follow similar procedures. See each Fund's prospectus and statement of additional information for further information about the pricing of shares.

The share price (net asset value per share or NAV) for the Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a share's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The NAV of each share class is calculated separately. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. A Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the reported net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price is established but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

The Target and Acquiring Funds are series of the corresponding Target and Acquiring Trusts, respectively, as identified above. The Trusts are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Each Trust is organized as a Delaware statutory trust and is governed by its respective Amended and Restated Declaration of Trust (each referred to hereinafter as a "Declaration of Trust"), its Amended and Restated By-Laws, with respect to an Evergreen Target Trust only (each referred to hereinafter as "By-Laws"), and applicable state and federal law.

Capitalization

The beneficial interests in the Acquiring and Target Funds are represented by an unlimited number of transferable shares of beneficial interest. Each Fund's governing documents permit the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the shares of the same class of that Fund. Except as otherwise required by the 1940 Act or other applicable law, shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters that affect only their particular class and, by Fund, as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that the Trusts or shareholders of the Trusts are subject to the jurisdiction of a court that does not apply Delaware law, shareholders of the relevant Trust may be subject to liability. To guard against this risk, each Declaration of Trust (a) provides that any written obligation of such Trust may contain a statement that such obligation may only be enforced against the assets of the relevant Trust or the particular series in question and the obligation is not binding upon the shareholders of the relevant Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the relevant Trust. Accordingly, the risk of a shareholder of a Trust incurring financial loss beyond that shareholder's investment because of shareholder liability should be limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the relevant Trust itself is unable to meet its obligations.

Shareholder Meeting and Voting Rights

The Trusts are not required to hold annual meetings of shareholders and do not currently intend to hold regular shareholder meetings. With respect to each Trust, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holder(s) of at least 10% of the outstanding shares of the relevant Trust. With respect to each Evergreen Trust, any Trustee may be removed by action of at least 2/3 of the outstanding shares. With respect to the Wells Fargo Funds Trust, any Trustee may be removed by action of at least 2/3 of the outstanding shares if required by Section 16(c) of the 1940 Act, as interpreted by the staff of the SEC.

Each Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Cumulative voting is not permitted in the election of Trustees. Except when a larger quorum is required by applicable law, 25% of the issued and outstanding shares of each Target Fund, and 33 1/3% of the issued and outstanding shares of each Acquiring Fund entitled to vote constitutes a quorum for consideration of a matter. For each Fund, when a quorum is present a majority (greater than 50%) of the votes cast is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act), except that, with respect to the Target Trust, a plurality of the shares voted may elect a Trustee.

The Declaraton of Trust of a Target Trust provides that each share of a Target Fund is entitled to one vote for each dollar and a fractional vote for each fraction of a dollar, of net asset value applicable to such share.

The Declaration of Trust of the Acquiring Trust provides that each share is entitled to one vote, and each fractional share to a proportionate fraction of a vote.

Liquidation

In the event of the liquidation of the Acquiring or Target Funds, the shareholders would be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund and attributable to the class over the liabilities belonging to the Fund and attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

Under the Declaration of Trust for a Target Trust, a Trustee is liable to the relevant Target Fund and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Target Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the relevant Target Fund; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or on a reasonable determination based on a review of the facts by (a) a vote of a majority of a quorum of those Trustees who are neither "interested persons" of the Fund (within the meaning of the 1940 Act) nor parties to the proceeding or (b) an independent legal counsel in a written opinion. A Target Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the relevant Target Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

If a Merger is consummated, the obligations of a Target Trust to indemnify a Trustee would be assumed by its corresponding Acquiring Trust.

Under the Declaration of Trust for the Acquiring Trust, all persons contracting with or having any claim against the Trust or a particular series shall look only to the assets of the Trust or such series, respectively, for payment under such contract or claim; and the Trustees shall not be personally liable therefor. No Trustee shall be liable to the Trust or to any shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Trustee in good faith on behalf of the Trust, a series or a class, and in a manner reasonably believed to be within the scope of authority conferred on such Trustee by this Declaration of Trust, except that a Trustee shall be liable for any loss, damage or claim incurred by reason of such Trustee's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Subject only to the express limitations in the 1940 Act, other applicable laws, and the Declaration of Trust, the Trust or the appropriate series shall indemnify each of its Trustees to the fullest extent permitted under the 1940 Act and other applicable laws. The Acquiring Trust may also advance money for such litigation provided that the Trustee undertakes to repay the relevant Acquiring Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of each Trust's Declaration of Trust, By-Laws (with respect to a Target Trust) and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws (as applicable) and Delaware law directly for more complete information.

VOTING INFORMATION CONCERNING THE MEETING

Shareholder Information

This prospectus/proxy statement is being sent to shareholders of your Target Trust in connection with the solicitation of proxies by the Board of Trustees of the Target Trust, to be used at the Meeting to be held at 10:00 a.m., Pacific time, on ___ at the offices of the Wells Fargo Advantage Funds, 525 Market Street, San Francisco, California 94105, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Target Fund on or about ___. Only shareholders of record as of the close of business on March 10, 2010 (the "Record Date") are entitled to notice and to vote at the Meeting or any adjournment(s) thereof. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement by mail, vote by telephone or the Internet, or attend the Meeting in person. (See the back of this prospectus/proxy statement for voting instructions.) If you wish to attend the Meeting in person, please call (800) 343-2898 for instructions.

You can vote by returning your properly executed proxy card in the envelope provided. When you complete and sign your proxy card, the proxies named will vote on your behalf at the Meeting (or any adjournments thereof) as you have indicated. If you return a properly executed proxy card, but no choice is specified, your shares will be voted FOR approval of the Plan. If any other matters are properly presented at the Meeting for action, the persons named as proxies will vote in accordance with the views of management of the Target Fund. Abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, and will have the effect of a vote against the Plan. Any proposal for which sufficient favorable votes have been received by the time of the Meeting may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal. In certain circumstances in which the Target Fund has received sufficient votes to approve a matter being recommended for approval by the Board of Trustees, the Target Fund may request that brokers and nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the matter.

Shareholders may revoke a proxy prior to the Meeting by timely written notice delivered to the relevant Target Trust at the address above stating that the proxy is revoked, by submitting a subsequent proxy timely and in accordance with the methods prescribed by this prospectus/proxy statement, or by attending the Meeting and voting in person. Any shareholder who has returned a properly executed proxy card, including a broker who may hold shares on your behalf, has the right to revoke it at any time prior to its exercise by attending the Meeting and voting his or her shares in person, by submitting a letter of revocation to the Trust prior to the date of the Meeting, by submitting a later dated and properly executed proxy card to the Trust prior to the date of the Meeting, or by telephone or Internet. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan.

Each Target Trust's Declaration of Trust provides that the holders of twenty-five percent (25%) of an Target Fund's shares issued and outstanding, present in person or by proxy, shall constitute a quorum for the transaction of business at the Meeting.

Approval of each Merger requires the affirmative vote of the holders of a "majority of the outstanding voting securities " (as defined in the 1940 Act) of the Target Fund. A vote of the majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of your Target Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of your Target Fund. The outcome of the vote for any Merger will not affect the outcome of the vote for any other proposal.

In voting on the Plan, all classes of the Target Fund will vote together as if they were a single class. Each share of a Target Fund will be entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value applicable to such share.

Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of EIMC, its affiliates or other representatives of the Target Fund (who will not be paid for their soliciting activities). In addition, ____, the Fund's proxy solicitor, may make proxy solicitations and will receive compensation for seeking shareholder votes and answering shareholder questions in an amount estimated to be $____. That cost and other expenses of the Meeting and the Merger will be paid by Funds Management, EIMC or one of their affiliates.

In the event a quorum is not present at the Meeting or in the event that a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. The persons named as proxies will vote in favor of adjournment those proxies that they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The Meeting, whether or not a quorum is present, may be adjourned from time to time by the vote of a majority of the shares of a Target Fund represented at the Meeting, either in person or by proxy, or by the chair of the Meeting in his or her discretion. Abstentions and broker non-votes will not be voted on a motion to adjourn.

A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for U.S. federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of the Acquiring Fund which they receive in the transaction at their then-current net asset value. Shares of the Target Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of the Target Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

If the Target Fund shareholders do not vote to approve the Merger, the Board of Trustees of the Target Trust may consider other possible courses of action in the best interests of shareholders.

The votes of the shareholders of the Acquiring Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Target Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

For each class of your Target Fund's shares entitled to vote at the meeting, the number of shares outstanding as of the Record Date was as follows:

Classes of Shares	Number of Shares Outstanding and Entitled to Vote	Number of Votes by Class
Evergreen Equity Index Fund
Class A
Class B
Class C
Class I
Class IS
All Classes
Evergreen Fundamental Mid Cap Value Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Mid Cap Growth Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Short-Intermediate Municipal Bond Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Intermediate Municipal Bond Fund
Class A
Class B
Class C
Class I
Class IS
All Classes
Evergreen High Income Municipal Bond Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Municipal Bond Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen California Municipal Bond Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen U.S. Government Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen International Equity Fund
Class A
Class B
Class C
Class I
Class R
All Classes

As of _____, the officers and Trustees of your Target Trust owned as a group less than 1% of the outstanding shares of any class of each Fund that is a series of the Trust. Except as noted below in the table, to each Fund's knowledge, no persons owned of record or beneficially 5% or more of any class of shares of the respective Fund. Any shareholder who holds beneficially 25% or more of the outstanding common shares of a Fund may be deemed to control the Fund until such time as it holds beneficially less than 25% of the outstanding common shares of the Fund. Any shareholder controlling a Fund may be able to determine the outcome of issues that are submitted to shareholders for vote, including the vote to approve the Plan, and may be able to take action regarding the Fund without the consent or approval of the other shareholders.

Evergreen Equity Index Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage Index Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Fundamental Mid Cap Value Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage Mid Cap Disciplined Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Mid Cap Growth Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage Mid Cap Growth Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Short-Intermediate Municipal Bond Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage Short-Term Municipal Bond Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Intermediate Municipal Bond Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen High Income Municipal Bond Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Municipal Bond Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class (assuming the Merger had occurred)
			___%	___%
			___%	___%

Wells Fargo Advantage Municipal Bond Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen California Municipal Bond Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage California Tax-Free Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen U.S. Government Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage Government Securities Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen International Equity Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage International Core Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

FINANCIAL STATEMENTS

The Merger SAI incorporates by reference the following financial statements, including the financial highlights for the periods indicated therein and, with respect to audited financial statements, the reports of KPMG LLP, independent registered public accounting firm to both the Target Funds and Acquiring Funds, thereon. The Merger SAI includes unaudited pro forma financial statements.

Fund Name	Financial Statements as of	Audited or Unaudited
Evergreen Equity Index Fund	7/31/09	Audited
Evergreen Fundamental Mid Cap Value Fund	7/31/09	Audited
Evergreen Mid Cap Growth Fund	9/30/09	Audited
Evergreen Short-Intermediate Municipal Bond Fund	5/31/09 11/30/09[1]	Audited Unaudited
Evergreen Intermediate Municipal Bond Fund	5/31/09 11/30/09[1]	Audited Unaudited
Evergreen High Income Municipal Bond Fund	5/31/09 11/30/09[1]	Audited Unaudited
Evergreen Municipal Bond Fund	5/31/09 11/30/09[1]	Audited Unaudited
Evergreen California Municipal Bond Fund	3/31/09 9/30/09[1]	Audited Unaudited
Evergreen U.S. Government Fund	4/30/09 10/31/09[1]	Audited Unaudited
Evergreen International Equity Fund	10/31/09	Audited
Wells Fargo Advantage Index Fund	9/30/09	Audited
Wells Fargo Advantage Mid Cap Disciplined Fund	10/31/09	Audited
Wells Fargo Advantage Mid Cap Growth Fund	10/31/09	Audited
Wells Fargo Advantage Short-Term Municipal Bond Fund	6/30/09 12/31/09[1]	Audited Unaudited
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	6/30/09 12/31/09[1]	Audited Unaudited
Wells Fargo Advantage Municipal Bond Fund	6/30/09 12/31/09[1]	Audited Unaudited
Wells Fargo Advantage California Tax-Free Fund	6/30/09 12/31/09[1]	Audited Unaudited
Wells Fargo Advantage Government Securities Fund	5/31/09 11/30/09[1]	Audited Unaudited
Wells Fargo Advantage International Core Fund	9/30/09	Audited
1	The unaudited financial highlights for the six-month period ended on the date indicated above are provided in Exhibit F.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Funds will be passed upon by Goodwin Procter LLP as counsel to the Acquiring Trust.

ADDITIONAL INFORMATION

Each Target Fund and Acquiring Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC.

These items can be inspected and copies may be obtained at prescribed rates at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such filings may be available at the following Commission regional offices: 3 World Financial Center, Suite 400, New York, NY 10281-1022; 33 Arch Street, 23rd Floor, Boston, MA 02110-1424; 701 Market Street, Philadelphia, PA 19106-1532; 801 Brickell Ave., Suite 1800, Miami, FL 33131; 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326-1232; 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500, Denver, CO 80202-2656; Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648; and 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Informational Services, SEC, Washington, D.C. 20549 at prescribed rates or by calling 1-202-551-8090.

Certificated Shares

In connection with the Merger, all issued and outstanding shares of the Target Fund, including certificated shares, will be canceled. The Acquiring Fund will not issue certificates representing its shares in connection with the Merger, and any certificated shares you possess will be considered on deposit as book entry shares of the Acquiring Fund. After the Merger, the certificates themselves will have no monetary value and should be destroyed.

If you hold certificated shares, we ask you to destroy the certificates. Please contact the Evergreen funds at our toll free number before you destroy the certificate so that we may gather some information from you that will assist us with this process. If you have physical certificates but cannot locate them, please contact us so that we may update our files with that information.

Legal Proceedings

The Evergreen funds, EIMC and certain of EIMC's affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC has reached final settlements with the Securities and Exchange Commission ("SEC") and the Securities Division of the Secretary of the Commonwealth of Massachusetts ("Commonwealth") primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund ("Ultra"). The claims settled include the following: first, that during the period February 2007 through Ultra's liquidation on June 18, 2008, Ultra's former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by Ultra, resulting in Ultra's NAV being overstated during the period; second, that EIMC acted inappropriately when, in an effort to explain the decline in Ultra's NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, Evergreen Investment Services, Inc. ("EIS"), EIMC's affiliated broker-dealer, did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC has agreed to a payment of $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra pursuant to a methodology and plan approved by the regulators. EIMC neither admitted nor denied the regulators' conclusions.

In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in Ultra suffered losses as a result of (i) misleading statements in Ultra's registration statement and prospectus, (ii) the failure to accurately price securities in Ultra at different points in time and (iii) the failure of Ultra's risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

OTHER BUSINESS

The Trustees of your Target Fund do not intend to present any other business at the Meeting. If any other matters are properly presented at the Meeting for action by shareholders of a Target Fund, the persons named as proxies will vote in accordance with the views of management of the Target Fund.

THE TRUSTEES OF YOUR TARGET TRUST RECOMMEND APPROVAL OF THE PLAN WITH RESPECT TO YOUR FUND. ANY PROPERLY EXECUTED PROXY CARDS RECEIVED WITHOUT INSTRUCTIONS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

____, 2010

Instructions for Executing Proxy Card/Voting Instructions Card

The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION CORPORATE ACCOUNTS	VALID SIGNATURE
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe, Trustee
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) John B. Smith	John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage-paid envelope.

OTHER WAYS TO VOTE YOUR PROXY

VOTE BY TELEPHONE:

1. Read the prospectus/proxy statement and have your proxy card at hand.
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The Internet and telephone voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. Please note that, although there is no charge to you for voting by telephone or electronically through the Internet associated with this prospectus/proxy statement, there may be costs associated with electronic access, such as usage charges from Internet service providers and telephone companies, that must be borne by the shareholders.

Voting by telephone or Internet is generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone or Internet. If you have any questions about voting, please call [PROXY SOLICITOR], our proxy solicitor, at (800) ___ (toll free).

Exhibit A

Forms of Agreements and Plans of Reorganization

WELLS FARGO FUNDS TRUST

WELLS FARGO VARIABLE TRUST

EVERGREEN EQUITY TRUST

EVERGREEN FIXED INCOME TRUST

EVERGREEN INTERNATIONAL TRUST

EVERGREEN MONEY MARKET TRUST

EVERGREEN MUNICIPAL TRUST

EVERGREEN SELECT EQUITY TRUST

EVERGREEN SELECT FIXED INCOME TRUST

EVERGREEN SELECT MONEY MARKET TRUST

EVERGREEN VARIABLE ANNUITY TRUST

"FORM OF"AGREEMENT AND PLAN OF REORGANIZATION

Dated as of __________________

This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this February [__], 2010, by and among Wells Fargo Funds Trust and Wells Fargo Variable Trust (each a "WFA Fund Trust"), each a Delaware statutory trust, for itself and with respect to each of its series that is an Acquiring Fund, as defined below, or a Target Fund, as defined below, each WFA Fund Trust, Acquiring Fund and Target Fund acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; Evergreen Equity Trust, Evergreen Fixed Income Trust, Evergreen International Trust, Evergreen Money Market Trust, Evergreen Municipal Trust, Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust, Evergreen Select Money Market Trust and Evergreen Variable Annuity Trust (each an "Evergreen Fund Trust"), each a Delaware statutory trust, for itself and with respect to each of its series that is a Target Fund, as defined below, each Evergreen Fund Trust and Target Fund acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; as to Section 18 of this Plan only, Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management"), the investment adviser to each series of each WFA Fund Trust; and as to Section 18 of this Plan only, Evergreen Investment Management Company, LLC ("EIMC"), the investment adviser to each series of each Evergreen Fund Trust;

WHEREAS, the WFA Fund Trusts and the Evergreen Fund Trusts are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

WHEREAS, Wells Fargo Funds Management and EIMC are "affiliated persons" of each other under Section 2(a)(3)(C) of the 1940 Act due to their common ownership;

WHEREAS, the parties desire that each Acquiring Fund acquire all of the Assets of its Corresponding Target Fund, as defined below, in return for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Liabilities of the Corresponding Target Fund; and that such shares of the Acquiring Fund be distributed to the shareholders of the Corresponding Target Fund in connection with the liquidation and termination of the Corresponding Target Fund (each transaction between an Acquiring Fund and its Corresponding Target Fund, a "Reorganization");

WHEREAS, this Plan contemplates multiple Reorganizations but is intended to have effect in respect of each Reorganization as a separate agreement and plan of reorganization between an Acquiring Fund and one Corresponding Target Fund and is to be read and interpreted accordingly;

WHEREAS, each Acquiring Fund and each WFA Fund Trust acting for itself and on behalf of such Acquiring Fund, and each Target Fund and each Selling Fund Trust acting for itself and on behalf of such Target Fund, is acting separately from all of the other parties and their series, as applicable, and not jointly or jointly and severally with any other party;

WHEREAS, without limiting the foregoing, references in this Plan to "the WFA Fund Trust" and "the Selling Fund Trust" or otherwise to parties to this Plan shall be references only to the WFA Fund Trust or the Selling Fund Trust whose series are engaged in any specific Reorganization transaction; and

WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Acquiring Fund and its Corresponding Target Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1. Definitions.

The following terms shall have the following meanings:

1933 Act	The Securities Act of 1933, as amended.
1934 Act	The Securities Exchange Act of 1934, as amended.
Acquiring Class	The class of shares of an Acquiring Fund that a WFA Fund Trust will issue to a Target Fund in respect of the Assets and Liabilities of the Target Fund attributable to the Corresponding Target Class, as set forth in Annex A.
Acquiring Fund	Each Fund listed in the column entitled "Acquiring Fund" in Annex A.
Acquiring Fund Financial Statements	The audited financial statements of an Acquiring Fund for its most recently completed fiscal year together with the unaudited financial statements of the Acquiring Fund for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.
Active Reorganization	Each Reorganization set forth in the Active Reorganization Table on Annex A.
Annex A	Annex A to this Plan, as it may be amended from time to time.
Assets	All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a Fund, whether or not determinable at the appropriate Effective Time and wherever located. Assets include, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables and receivables for shares sold) owned by a Fund and any deferred or prepaid expense shown as an asset on such Fund's books.
Assets List	A list of securities and other Assets of or attributable to a Fund as of the date provided.
Board	The Board of Trustees of a WFA Fund Trust or an Evergreen Fund Trust.
Closing Date	The closing date for each Reorganization listed in the column entitled "Closing Date" in Annex A or such other date as the parties may agree to in writing, including any postponements described in the definition of Valuation Time.
Corresponding Acquiring Class	The Acquiring Fund share class set forth opposite a Target Class in Annex A.
Corresponding Acquiring Fund	The Acquiring Fund set forth opposite a Target Fund in Annex A.
Corresponding Target Class	The Target Fund share class set forth opposite an Acquiring Class in Annex A.
Corresponding Target Fund	The Target Fund set forth opposite an Acquiring Fund in Annex A.
Effective Time	9:00 a.m. Eastern Time on the business day following the Closing Date of a Reorganization, or such other time and date as the parties may agree to in writing.
Fund	An Acquiring Fund or a Target Fund.
HSR Act	The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.
Liabilities	All liabilities of, or allocated or attributable to, a Fund, whether known or unknown, accrued or unaccrued, absolute or contingent, conditional or fixed, matured or unmatured. For clarity and without limitation, the Liabilities of a Target Fund of an Evergreen Fund Trust include all of its present or future obligations (or the obligations of any Evergreen Fund Trust relating to the Target Fund) under or in respect of deferred compensation and as to indemnification (including without limitation with respect to any action, suit, or proceeding, whether or not currently pending or threatened).
Material Agreements	The agreements set forth in Schedule A, as it may be amended from time to time.
Reorganization Documents	With respect to an Acquiring Fund, such bills of sale, assignments, and other instruments of transfer as the WFA Fund Trust in question reasonably deems necessary or desirable to effect any Corresponding Target Fund's transfer of all of its rights and title to and interest in its Assets to the Acquiring Fund. With respect to a Target Fund, such instruments of assumption, instruments of transfer, and other documents as the Selling Fund Trust in question reasonably deems necessary or desirable to effect the Corresponding Acquiring Fund's assumption of all of the Target Fund's Liabilities.
Schedule A	Schedule A to this Plan, as it may be amended from time to time.
Selling Fund Trust	Each WFA Fund Trust and Evergreen Fund Trust that has a Target Fund as a series.
Shell Acquiring Fund	Each Acquiring Fund set forth in the "Shell Reorganization Table" in Annex A.
Shell Reorganization	Each Reorganization set forth in the Shell Reorganization Table in Annex A.
Target Class	The Target Fund share class set forth opposite an Acquiring Class in Annex A.
Target Fund	Each Fund listed in the column entitled "Target Fund" in Annex A.
Target Fund Financial Statements	The audited financial statements of a Target Fund for its most recently completed fiscal year together with the unaudited financial statements of the Target Fund for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.
Valuation Time	With respect to each Reorganization, the last time on the Closing Date, or such other time and date as the parties may agree to in writing, when a WFA Fund Trust determines the net asset value of the shares of the Acquiring Fund as set forth in the Acquiring Fund's registration statement on Form N-1A. In the event the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund shall be closed to trading, or trading thereon shall be restricted or trading or the reporting of trading on the New York Stock Exchange or other primary trading market shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or any Target Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored. In such event, the Effective Time shall automatically be postponed so that it occurs on the first business day after the Valuation Time.

2. Regulatory Filings. For each Reorganization, the WFA Fund Trust whose series is the Acquiring Fund shall prepare and file any required filings including, without limitation, filings with state or foreign securities regulatory authorities in connection with the Reorganization, and each Selling Fund Trust whose series is a Corresponding Target Fund shall assist the WFA Fund Trust in preparing any such required filings.

3. Transfer of Target Fund Assets. Each Selling Fund Trust, with respect to each of its series that is a Target Fund, and each WFA Fund Trust, with respect to each of its series that is an Acquiring Fund, shall take the following steps with respect to each Reorganization involving that Target Fund or Acquiring Fund:

(a) Within a reasonable time prior to the Closing Date, the Target Fund shall provide, if requested, its Assets List to its Corresponding Acquiring Fund. The Target Fund may sell any investment on the Assets List prior to the Valuation Time. After the Target Fund provides the Assets List, the Target Fund will notify its Corresponding Acquiring Fund of its purchase or incurrence of additional investments or of any additional encumbrances, rights, restrictions or claims not reflected on the Assets List, within a reasonable time period after such purchase or incurrence. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, the Corresponding Acquiring Fund will advise the Target Fund in writing of any investments shown on the Assets List that the Corresponding Acquiring Fund has reasonably determined to be impermissible or inconsistent with the investment objective, policies and restrictions of the Corresponding Acquiring Fund.

(b) The Selling Fund Trust shall assign, transfer, deliver and convey the Target Fund's Assets to its Corresponding Acquiring Fund at the Reorganization's Effective Time. In exchange for the transfer of the Assets, the Corresponding Acquiring Fund shall simultaneously assume the Target Fund's Liabilities and issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. The Corresponding Acquiring Fund shall determine the number of shares of each Acquiring Class to issue by dividing the value of the Assets net of Liabilities attributable to its Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, the Corresponding Acquiring Fund shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the value of the Assets net of Liabilities of the Corresponding Target Class. The Corresponding Acquiring Fund shall then accept the Target Fund's Assets and assume the Target Fund's Liabilities such that at and after the Effective Time (i) all of the Target Fund's Assets shall become and be Assets of its Corresponding Acquiring Fund and (ii) all of the Target Fund's Liabilities at the Effective Time shall attach to the Corresponding Acquiring Fund, and be enforceable against the Corresponding Acquiring Fund to the same extent as if initially incurred by the Corresponding Acquiring Fund.

(c) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Liabilities, as of the Valuation Time in accordance with the applicable WFA Fund Trust's current valuation procedures as described in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund. For money market funds, the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Liabilities, will be calculated using the amortized cost valuation procedures approved by the Board of Trustees of WFA Fund Trust, as described in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

(d) The Selling Fund Trust shall cause its custodian to transfer the Target Fund's Assets with good and marketable title to the account of its Corresponding Acquiring Fund. The Selling Fund Trust shall also cause its custodian to transfer all cash in the form of immediately available funds. In addition, the Selling Fund Trust shall cause its custodian to transfer any Assets that were not transferred to the Acquiring Fund's account at the Effective Time to the Acquiring Fund's account at the earliest practicable date thereafter.

4. Liquidation and Termination of Target Funds, Registration of Shares and Access to Records. Each Selling Fund Trust, with respect to each of its series that is a Target Fund, and each WFA Fund Trust, with respect to each of its series that is an Acquiring Fund, shall take the following steps with respect to each Reorganization involving that Target Fund or Acquiring Fund:

(a) At or as soon as is reasonably practical after the Effective Time, the Selling Fund Trust shall distribute to shareholders of record of each Target Class the shares of beneficial interest of its Corresponding Acquiring Class pro rata on the basis of the shares of the Target Class owned by such shareholders. Each shareholder also shall have the right to receive, at or as soon as practicable after the Effective Time, any unpaid dividends or other distributions that the Selling Fund Trust may have declared with respect to the Target Class shares. The WFA Fund Trust shall record on its books the ownership by the Target Fund shareholders of the Corresponding Acquiring Fund shares. The WFA Fund Trusts do not issue certificates representing the Acquiring Fund shares, and shall not be responsible for issuing certificates to shareholders of the Target Funds. The Selling Fund Trust shall wind up the affairs of the Target Fund and shall take all steps as are necessary and proper to dissolve, liquidate and terminate the Target Fund and the Selling Fund Trust (to the extent it is an Evergreen Fund Trust) in accordance with applicable law and regulations and its Declaration of Trust and By-Laws, as soon as is reasonably practicable after the Effective Time.

(b) At and after the Closing Date, the Selling Fund Trust, with respect to the Target Fund, shall provide the applicable WFA Fund Trust, with respect to the Corresponding Acquiring Fund, and its transfer agent with immediate access to: (i) all of its records containing the names, addresses and taxpayer identification numbers of all of the Target Fund's shareholders and the number and percentage ownership of the outstanding shares of the Target Class owned by each shareholder immediately prior to the Effective Time; and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) in the possession or control of the Selling Fund Trust relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Any payments made to service providers in connection with such direction shall be borne by both Wells Fargo Funds Management and EIMC pursuant to Section 18 of this Plan. As soon as practicable following the Reorganization, the Selling Fund Trust shall deliver all books and records with respect to the Target Fund in its possession or control, including books and records showing the ownership of all of the issued and outstanding shares of each Target Class, to the WFA Fund Trust, and the WFA Fund Trust shall thereafter have the responsibility to preserve and maintain, or to cause its service providers to preserve and maintain, all such records received by it in accordance with Section 31 of, and Rule 31a-1 and 31a-2 under, the 1940 Act.

5. Representations, Warranties and Agreements of a Selling Fund Trust. Each Selling Fund Trust, for itself and with respect to each of its series that is a Target Fund, separately and not jointly, represents and warrants to, and agrees with, the applicable WFA Fund Trust in any Reorganization involving such Target Fund, as follows:

(a) The Selling Fund Trust is a statutory trust, duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of the Selling Fund Trust duly established and designated the Target Fund as a series of the Selling Fund Trust and each Target Class as a class of the Target Fund. The Selling Fund Trust is an open-end management investment company registered with the SEC under the 1940 Act, and such registration is in full force and effect.

(b) The Selling Fund Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective registration statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of the Selling Fund Trust has duly authorized the execution and delivery of this Plan and approved the performance of the transactions contemplated herein. Duly authorized officers of the Selling Fund Trust have executed and delivered this Plan. This Plan represents a valid and binding obligation of the Selling Fund Trust with respect to the Target Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan do not, and the consummation of the transactions contemplated by this Plan will not, violate any law or regulation applicable to the Selling Fund Trust, the Declaration of Trust or By-Laws of the Selling Fund Trust or any agreement, indenture, instrument, contract or other undertaking to which the Selling Fund Trust is a party or by which it is bound. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Selling Fund Trust of the transactions contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and insurance, securities or blue sky laws of any U.S. state or the District of Columbia or Puerto Rico.

(d) The Target Fund has qualified and met the requirements for treatment as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue so to qualify until the Effective Time and has computed (or will compute) its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) The Selling Fund Trust has duly authorized and validly issued all of the issued and outstanding shares of the Target Fund and all of those shares are, and on the Closing Date will be, validly outstanding, fully paid and non-assessable, and were and will have been offered for sale and sold in conformity, in all material respects, with the registration or qualification requirements of all applicable federal and state securities laws. There are, and will be as of the Closing Date, no outstanding options, warrants or other rights to subscribe for or purchase any Target Fund shares, nor are there outstanding any securities convertible into Target Fund shares.

(f) The Selling Fund Trust with respect to the Target Fund is, and at the Effective Time will be, in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. The Selling Fund Trust with respect to the Target Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the registration statement on Form N-1A as currently in effect in respect of it. The value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Target Fund, except as has been disclosed to its Corresponding Acquiring Fund.

(g) Except as otherwise provided herein, the Selling Fund Trust shall operate the business of the Target Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include, without limitation: (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Target Fund's Board prior to the date of this Plan or otherwise in the ordinary course of business, (ii) the declaration and payment of any other dividends and distributions deemed advisable by the Target Fund after consultation with its Corresponding Acquiring Fund in anticipation of the Reorganization, including the declaration and payment of dividends necessary to avoid a fund-level tax for the taxable year ending on the Closing Date and, as applicable, any prior taxable year in respect of which such Target Fund is eligible as of the Closing Date to declare a "spillback" dividend under Section 855 of the Code, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization (and obtaining such additional "run off" insurance coverage as the Selling Fund Trust's Board may approve, and selling assets for purposes of recognizing taxable gains to offset tax-loss carryforwards). Notwithstanding anything in this Plan to the contrary, the Selling Fund Trust shall: (i) not take any action inconsistent with the treatment of any Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code; and (ii) take all actions reasonably necessary to ensure satisfaction of the representations in the certificate to be provided to Proskauer Rose LLP in connection with their opinion described in Section 8(f) of this Plan.

(h) At the Effective Time, the Selling Fund Trust with respect to the Target Fund will have good and marketable title to its Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

(i) The Target Fund Financial Statements fairly present the financial position of the Target Fund as of the date indicated. The Target Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(j) To the knowledge of the Selling Fund Trust, except as has been disclosed to its Corresponding Acquiring Fund, the Target Fund has no material Liabilities, whether or not determined or determinable, other than: 1) Liabilities disclosed or provided for in the Target Fund Financial Statements; and 2) Liabilities incurred in the ordinary course of business subsequent to the Target Fund Financial Statements. The Target Fund does not have any Liabilities to any service provider of the Selling Fund Trust for fees previously waived or deferred by such service provider.

(k) Except as has been disclosed to its Corresponding Acquiring Fund: (i) the Selling Fund Trust does not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against the Selling Fund Trust in respect of the Target Fund, the Target Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Target Fund relating to the services such adviser or underwriter provides to the Target Fund; and (ii) the Selling Fund Trust does not know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against the Selling Fund Trust in respect of the Target Fund, the Target Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Target Fund relating to the services such adviser or underwriter provides to the Target Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Except as has been disclosed to its Corresponding Acquiring Fund, the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect in a material manner, its financial condition, results of operations, business, properties or Assets or the Target Fund's ability to consummate the transactions contemplated by this Plan.

(l) All contracts and agreements that are material to the Target Fund's business are listed on Schedule A. Except as has been disclosed to its Corresponding Acquiring Fund, no material default has occurred and is continuing in respect of the Target Fund under any such contract or agreement.

(m) The Selling Fund Trust has timely filed all tax returns in respect of the Target Fund for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns, and made available to its Corresponding Acquiring Fund all of the Target Fund's previously filed tax returns. To the knowledge of the Selling Fund Trust, no such tax return has been or is currently under audit, and no assessment has been asserted with respect to any return. The Selling Fund Trust will file all of the Target Fund's tax returns (and pay any taxes due thereon) for all of its taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(n) Since the date of the most recent Target Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Target Fund. For purposes of this provision, the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(o) The current prospectus and statement of additional information, each as supplemented, of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. The registration statement on Form N-1A of the Target Fund, as of the date such registration statement became effective under the 1933 Act, conformed in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p) Any information provided in writing by the Selling Fund Trust in respect of the Target Fund or by the Target Fund for use, to the extent applicable, in a WFA Fund Trust's registration statement on Form N-14 relating to the Reorganization (the "Registration Statement"), does not, and from the date provided through and until the date of the shareholder meeting will not, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(q) The Target Fund shall issue and deliver or cause its custodian to issue and deliver to the Secretary of the WFA Fund Trust a certificate identifying the Assets of the Target Fund held by it as of the Valuation Time.

(r) Subject to the provisions of this Plan, the Target Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

6. Representations, Warranties and Agreements of a WFA Fund Trust. Each WFA Fund Trust, for itself and with respect to each of its series that is an Acquiring Fund, separately and not jointly, represents and warrants to, and agrees with the applicable Selling Fund Trust in any Reorganization involving such Acquiring Fund, as follows:

(a) The WFA Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of the WFA Fund Trust duly established and designated the Acquiring Fund as a series of the WFA Fund Trust and each Acquiring Class as a class of the Acquiring Fund. The WFA Fund Trust is an open-end management investment company registered with the SEC under the 1940 Act, and such registration is in full force and effect.

(b) The WFA Fund Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and as described in its currently effective registration statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of the WFA Fund Trust has duly authorized the execution and delivery of this Plan and approved the performance of the transactions contemplated herein. Duly authorized officers of the WFA Fund Trust have executed and delivered this Plan. This Plan represents a valid and binding obligation of the WFA Fund Trust with respect to the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan do not, and the consummation of the transactions contemplated by this Plan will not, violate any law or regulation applicable to the WFA Fund Trust, the Declaration of Trust or By-Laws of the WFA Fund Trust or any agreement, indenture, instrument, contract or other undertaking to which the WFA Fund Trust is a party or by which it is bound. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WFA Fund Trust of the transactions contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and insurance, securities or blue sky laws of any U.S. state or the District of Columbia or Puerto Rico.

(d) The Acquiring Fund has qualified and met the requirements for treatment as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue to so qualify until the Effective Time and has computed (or will compute) its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) If the Reorganization is a Shell Reorganization, the applicable Acquiring Fund shall have no Assets or Liabilities as of the Closing Date, and there shall be no issued and outstanding shares of such Acquiring Fund prior to or at the Closing Date, other than those acquired, assumed or issued in order to facilitate the commencement of the operations of such Acquiring Fund.

(f) The WFA Fund Trust has duly authorized and validly issued all of the issued and outstanding shares of the Acquiring Fund and all of those shares are, and on the Closing Date will be, validly outstanding, fully paid and non-assessable, and were and will have been offered for sale and sold in conformity, in all material respects, with the registration or qualification requirements of all applicable federal and state securities laws. Before the Closing Date, the WFA Fund Trust shall have duly authorized the shares of the Acquiring Fund to be issued and delivered to the Target Fund as of the Effective Time. When issued and delivered, the shares of the Acquiring Fund shall have been registered for sale under the 1933 Act and qualified under all applicable state securities laws and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are, and will be as of the Closing Date, no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there outstanding any securities convertible into Acquiring Fund shares.

(g) The WFA Fund Trust with respect to the Acquiring Fund is, and at the Effective Time will be, in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act, and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. The WFA Fund Trust with respect to the Acquiring Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the registration statement on Form N-1A as currently in effect in respect of it. The value of the net assets of the Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquiring Fund, except as has been disclosed to its Corresponding Target Fund.

(h) Except as otherwise provided herein, the WFA Fund Trust shall operate the business of the Acquiring Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include, without limitation: (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Acquiring Fund's Board prior to the date of this Plan, (ii) the declaration and payment of any other dividends and distributions deemed advisable by mutual agreement of such Acquiring Fund and its Corresponding Target Fund in anticipation of the Reorganization, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization. Notwithstanding anything in this Plan to the contrary, the WFA Fund Trust shall: (i) not take any action inconsistent with the treatment of any Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code; and (ii) take all actions reasonably necessary to ensure satisfaction of representations in the certificate to be provided to Proskauer Rose LLP in connection with their opinion described in Section 7(f) of this Plan.

(i) The Acquiring Fund Financial Statements fairly present the financial position of the Acquiring Fund as of the date indicated. The Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(j) To the knowledge of the WFA Fund Trust, except as has been disclosed to its Corresponding Target Fund, the Acquiring Fund has no material Liabilities, whether or not determined or determinable, other than: 1) Liabilities disclosed or provided for in the Acquiring Fund Financial Statements, and 2) Liabilities incurred in the ordinary course of business subsequent to the Acquiring Fund Financial Statements. The Acquiring Fund does not have any Liabilities to any service provider of the WFA Fund Trust for fees previously waived or deferred by such service provider.

(k) Except as has been disclosed to its Corresponding Target Fund, (i) the WFA Fund Trust does not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against the WFA Fund Trust in respect of the Acquiring Fund, the Acquiring Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Acquiring Fund relating to the services such adviser or underwriter provides to the Acquiring Fund; and (ii) the WFA Fund Trust does not know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against the WFA Fund Trust in respect of the Acquiring Fund, the Acquiring Fund or any investment adviser or principal underwriter of the Acquiring Fund relating to the services such adviser or underwriter provides to the Acquiring Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Neither the WFA Fund Trust in respect of the Acquiring Fund, nor to its knowledge, any investment adviser or principal underwriter of the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect in a material manner, its financial condition, results of operations, business, properties or Assets or the Acquiring Fund's ability to consummate the transactions contemplated by this Plan.

(l) All contracts and agreements that are material to the Acquiring Fund's business are listed on Schedule A. Except as has been disclosed to its Corresponding Target Fund, no material default has occurred and is continuing in respect of the Acquiring Fund under any such contract or agreement.

(m) The WFA Fund Trust has timely filed all tax returns in respect of the Acquiring Fund for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, has paid all taxes payable pursuant to such returns and has made available to the Corresponding Target Fund all of the Acquiring Fund's previously filed tax returns. To the knowledge of the WFA Fund Trust, no such return is currently under audit and no assessment has been asserted with respect to any return. The WFA Fund Trust will file all of the Acquiring Fund's tax returns (and pay any taxes due thereon) for all of its taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(n) Since the date of the most recent Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Acquiring Fund. For purposes of this provision, the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate be deemed to give rise to any such change.

(o) The current prospectus and statement of additional information and registration statement on Form N-1A of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p) To the extent applicable, as of the effective date of the WFA Fund Trust's Registration Statement, the date of the meeting of shareholders of the Target Fund relating to the Reorganization, and the Closing Date, the Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") which forms a part of the Registration Statement and the Registration Statement insofar as it relates to the applicable WFA Fund Trust in respect to the Acquiring Fund or the Acquiring Fund itself, (i) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading and (ii) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Prospectus/Proxy Statement made in reliance upon and in conformity with information furnished by the Target Fund to the Acquiring Fund in writing for use in the Registration Statement or the Prospectus/Proxy Statement.

(q) On the Closing Date, the Acquiring Fund shall issue and deliver or cause its transfer agent to issue and deliver to the Secretary of the Selling Fund Trust a confirmation evidencing that the shares of the Acquiring Fund to be credited on the Closing Date have been credited to the Corresponding Target Fund's account on the books of the Acquiring Fund.

(r) Subject to the provisions of this Plan, the WFA Fund Trust shall cause the Acquiring Fund to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

(s) Each Acquiring Fund Trust, on behalf of each Acquiring Fund, agrees that any information regarding the Corresponding Target Fund that is known, or reasonably should be known, by any of the Selling Fund Trust or the Selling Fund Trust's investment adviser or any one or more of their officers, employees or affiliates shall be deemed to have been disclosed to the Acquiring Fund prior to the date of this Plan or the Valuation Time, whichever is earlier.

7. Conditions to a Target Fund's Obligations. The obligations of the Selling Fund Trust with respect to each of its series that is a Target Fund in a Reorganization shall be subject to satisfaction of the following conditions precedent, provided however, that Sections 7(o), 7(p) and 7(q) are conditions precedent only with respect to Reorganizations involving Target Funds that are series of an Evergreen Fund Trust:

(a) The shareholders of the Target Fund shall have approved the Reorganization if and to the extent, and in the manner, required by the Selling Fund Trust's Declaration of Trust or By-Laws and applicable law, or if shareholder approval is otherwise sought by the Selling Fund Trust in respect of the Target Fund. For clarity, the failure of any one Target Fund's shareholders to satisfy this condition shall release the Selling Fund Trust of its obligation under this Plan with respect to the Reorganization involving that Target Fund but not with respect to any other Reorganization.

(b) This Plan and the transactions contemplated by it shall have been approved by the affirmative vote of (i) at least a majority of the Trustees of the Board of the WFA Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act) and (ii) at least a majority of the Board of the Selling Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act). The WFA Fund Trust shall have duly executed and delivered to the Target Fund its Corresponding Acquiring Fund's Reorganization Documents.

(c) All representations and warranties of the WFA Fund Trust made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of the WFA Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

(d) The WFA Fund Trust shall have delivered to the Selling Fund Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of the WFA Fund Trust in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of the WFA Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time; 2) that the Target Fund's Assets are consistent with its Corresponding Acquiring Fund's investment objectives, policies and restrictions and that the Target Fund's Assets may be lawfully acquired by its Corresponding Acquiring Fund and the Target Fund's Liabilities may be lawfully assumed by its Corresponding Acquiring Fund; and 3) that the WFA Fund Trust with respect to the Target Fund has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan in respect of the Acquiring Fund.

(e) The Selling Fund Trust shall have received an opinion of Goodwin Procter LLP, or Richards, Layton & Finger, P.A., as counsel to the WFA Fund Trust, in form and substance reasonably satisfactory to the Selling Fund Trust and dated as of the Closing Date, addressed to the Selling Fund Trust, with respect to the Target Fund, to the effect that:

(1) the WFA Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware, has the requisite power to own all its properties and to carry on its business all as described in its governing instrument and the Registration Statement, and is an open-end, management investment company registered under the 1940 Act;

(2) the Acquiring Fund has been duly established as a separate series of shares of beneficial interest of the WFA Fund Trust;

(3) each Acquiring Class has been duly established as a separate class of shares of beneficial interest of the Acquiring Fund;

(4) the WFA Fund Trust has the power to execute, deliver and perform its obligations under this Plan;

(5) the shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable beneficial interests in the Acquiring Fund, subject to any required payments of shareholders, if any, set forth in the applicable trust agreement, and under the governing instruments of WFA Fund Trust, no shareholder of the Acquiring Fund has any preemptive right or similar rights in respect thereof;

(6) this Plan has been duly authorized, executed and delivered by the WFA Fund Trust with respect to the Acquiring Fund, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust or By-Laws of the WFA Fund Trust or any Material Agreement or any law, rule or regulation to which the WFA Fund Trust is a party or by which it is bound;

(7) if applicable, the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued by the SEC and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act;

(8) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WFA Fund Trust of the Reorganization, or for the execution and delivery of the WFA Fund Trust's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws; and

(9) assuming due authorization, execution and delivery of this Plan by each of the parties hereto, and assuming that the current prospectus and statement of additional information of the Target Fund, the Registration Statement and the Prospectus/Proxy Statement, if applicable, comply with the 1933 Act, the 1934 Act and the 1940 Act, this Plan represents a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, receivership, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of this Plan, the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Plan is not material and the effect of applicable public policy on the enforceability of provisions relating to indemnification or contribution.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan, (v) rely on certificates (reasonably acceptable to the Selling Fund Trust) of officers or trustees of the WFA Fund Trust, (vi) assume that each of this Plan and each Material Agreement is governed by the laws of the State of Delaware or the Commonwealth of Massachusetts, and (vii) assume that each of this Plan and each Material Agreement would be enforced as written.

(f) The Selling Fund Trust shall have received an opinion, dated as of the Closing Date, of Proskauer Rose LLP, upon which each Target Fund and its shareholders may rely based upon factual representations required by Proskauer Rose LLP made in certificates provided to Proskauer Rose LLP by the WFA Fund Trust and Selling Fund Trust, and in a form reasonably satisfactory to the Selling Fund Trust substantially to the effect that , on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code.

(g) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining, or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(h) If applicable, the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued by the SEC and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(i) The WFA Fund Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Closing Date.

(j) The Selling Fund Trust shall have received from the WFA Fund Trust a duly executed instrument reasonably acceptable to it whereby the Acquiring Fund assumes its Corresponding Target Fund's Liabilities.

(k) Wells Fargo Funds Management, EIMC and the Board of Trustees of each WFA Fund Trust and each Evergreen Fund Trust (collectively, the "Addressees") shall have received a letter dated as of the effective date of the Registration Statement, if applicable, from KPMG LLP ("KPMG") addressed to the Addressees with respect to each Target Fund and each Acquiring Fund (that is not a Shell Acquiring Fund) for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether the unaudited pro forma financial statements and pro forma adjustments included in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund;

(2) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund; and

(3) The determination whether the pro forma capitalization tables appearing in the Registration Statement agree to the information set forth in item (1) of this Section 7(k) for the Target Fund and the Acquiring Fund.

(l) With respect to each Shell Reorganization, the Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Shell Acquiring Fund and its Corresponding Target Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Shell Acquiring Fund and its Corresponding Target Fund; and

(2) The determination whether the pro forma capitalization tables appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by Wells Fargo Funds Management in respect of a Shell Acquiring Fund and EIMC in respect of its Corresponding Target Fund.

(m) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

(n) The Selling Fund Trust shall have taken all steps required to terminate any agreements with its service providers with respect to the Target Fund and shall have discharged in the normal course of business any and all payment obligations under such agreements prior to or simultaneously with the Reorganization.

(o) In connection with its evaluation of qualified candidates and its independent determination to nominate Michael S. Scofield and K. Dun Gifford to the Board of each WFA Fund Trust and Wells Fargo Master Trust ("WFA Master Trust"), the Board of each WFA Fund Trust and WFA Master Trust shall have taken all action necessary or appropriate to appoint and constitute such nominees duly appointed members of the Board of each trust, their service as such to become effective at the Effective Time of any Reorganization with a closing date of July 9, 2010 as listed in Annex A. Simultaneously with the effectiveness of his appointment as a member of the Board of a WFA Fund Trust or WFA Master Trust, each of Messrs. Scofield and Gifford shall resign his service as a member of the Board of all Evergreen Fund Trusts that are open-end management investment companies.

(p) The Advisory Committee of the Trustees of the Legacy Evergreen Funds shall have been duly established in accordance with its Charter and the letter agreement of Wells Fargo Funds Management dated [date] providing, among other things, for Wells Fargo Funds Management to compensate Advisory Committee members shall be in full force and effect.

(q) [Arrangements reasonably satisfactory to the Board of the Selling Fund Trust shall have been implemented in respect of insurance; deferred compensation; indemnity; pending or threatened litigation, actions, claims, or proceedings of any kind in respect of any of the Evergreen Funds or any of their Trustees or officers; and such other matters as the Board may reasonably determine, including that each WFA Fund Trust with respect to each Acquiring Fund shall have entered into an indemnification agreement with each Trustee of each Evergreen Fund Trust, substantially in the form of Exhibit A, committing to maintain and preserve all indemnity rights that each such Trustee currently has by reason of his or her being or having been a Trustee of such Evergreen Fund Trust.]

(r) With respect to any Target Fund that is a money market fund, the current net asset value per share calculated pursuant to Rule 2a-7(c)(7)(ii)(A)(1) (the "Shadow Price") of the Target Fund shall not exceed the Shadow Price of the Corresponding Acquiring Fund, calculated on a pro forma, post-Closing basis, by more than $0.0025.

8. Conditions to an Acquiring Fund's Obligations. The obligations of each WFA Fund Trust with respect to each of its series that is an Acquiring Fund in a Reorganization shall be subject to satisfaction of the following conditions precedent, provided however, that Section 8(e) is a condition precedent only with respect to Reorganizations involving Target Funds that are series of an Evergreen Fund Trust:

(a) The shareholders of the Target Fund shall have approved the Reorganization if and to the extent, and in the manner, required by the Selling Fund Trust's Declaration of Trust or By-Laws and applicable law, or if shareholder approval is otherwise sought by the Selling Fund Trust in respect of the Target Fund. For clarity, the failure of any one Target Fund's shareholders to satisfy this condition shall release the WFA Fund Trust of its obligation under this Plan with respect to the Reorganization involving that Target Fund but not with respect to any other Reorganization.

(b) This Plan and the transactions contemplated by it shall have been approved by the affirmative vote of (i) at least a majority of the Board of the WFA Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act) and (ii) at least a majority of the Board of the Selling Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act). The Selling Fund Trust shall have duly executed and delivered to the Acquiring Fund its Corresponding Target Fund's Reorganization Documents.

(c) All representations and warranties of the Selling Fund Trust made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of the Selling Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

(d) The Selling Fund Trust shall have delivered to the WFA Fund Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of the Selling Fund Trust made in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of the Selling Fund Trust in this Plan that are by their terms qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time; and 2) that the Selling Fund Trust with respect to the Target Fund has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan.

(e) The WFA Fund Trust shall have received an opinion of Ropes & Gray LLP or Richards, Layton & Finger, P.A., as counsel to the Evergreen Fund Trust, in form and substance reasonably satisfactory to the WFA Fund Trust and dated as of the Closing Date, addressed to the WFA Fund Trust, with respect to the Acquiring Fund, substantially to the effect that:

(1) the Evergreen Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware, has the requisite power to own all of its properties and to carry on its business all as described in its governing instrument and its registration statement on Form N-1A as currently in effect, and is an open-end, management investment company registered under the 1940 Act;

(2) the Target Fund has been duly established as a separate series of shares of beneficial interest of the Evergreen Fund Trust;

(3) each Target Class has been duly established as a separate class of shares of beneficial interest of the Target Fund;

(4) the Evergreen Fund Trust has the power to execute, deliver and perform its obligations under this Plan;

(5) this Plan has been duly authorized, executed and delivered by the Evergreen Fund Trust with respect to the Target Fund, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust or By-Laws of the Evergreen Fund Trust or any Material Agreement or any law, rule or regulation to which the Evergreen Fund Trust is a party or by which it is bound;

(6) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Evergreen Fund Trust of the Reorganization, or for the execution and delivery of the Evergreen Fund Trust's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, or the HSR Act; and

(7) assuming due authorization, execution and delivery of this Plan by each of the parties hereto, and assuming that the current prospectus and statement of additional information of the Acquiring Fund, the Registration Statement and the Prospectus/Proxy Statement, if applicable, comply with the 1933 Act, the 1934 Act and the 1940 Act, this Plan represents a valid and binding obligation of the Evergreen Fund Trust, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, receivership, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of this Plan, the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Plan is not material and the effect of applicable public policy on the enforceability of provisions relating to indemnification or contribution.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan, (v) rely on certificates (reasonably acceptable to the WFA Fund Trust) of officers or directors/trustees of the Evergreen Fund Trust, (vi) assume that each of this Plan and each Material Agreement is governed by the laws of the State of Delaware or the Commonwealth of Massachusetts, and (vii) assume that each of this Plan and each Material Agreement would be enforced as written.

(f) The WFA Fund Trust shall have received an opinion, dated as of the Closing Date, of Proskauer Rose LLP, upon which each Acquiring Fund and its shareholders may rely, based upon factual representations required by Proskauer Rose LLP made in certificates provided to Proskauer Rose LLP by the WFA Fund Trust and the Selling Fund Trust and in a form reasonably satisfactory to the WFA Fund Trust substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code.

(g) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(h) If applicable, the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued by the SEC and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC has not issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(i) The Selling Fund Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Closing Date.

(j) The Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Target Fund and each Acquiring Fund (that is not a Shell Acquiring Fund) for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether the unaudited pro forma financial statements and pro forma adjustments included in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund;

(2) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund; and

(3) The determination whether the pro forma capitalization tables appearing in the Registration Statement agree to the information set forth in item (1) of this Section 8(j) for the Target Fund and the Acquiring Fund.

(k) With respect to each Shell Reorganization, the Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Shell Acquiring Fund and its Corresponding Target Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures  reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Shell Acquiring Fund and its Corresponding Target Fund; and

(2) The determination whether the pro forma capitalization tables appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by Wells Fargo Funds Management in respect of a Shell Acquiring Fund and EIMC in respect of its Corresponding Target Fund.

(l) Except to the extent prohibited by law, and unless, in the opinion of Proskauer Rose LLP, a Target Fund's Reorganization constitutes a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code prior to the Valuation Time, each Target Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Target Fund shareholders, with respect to taxable periods or years ending on or before the Effective Time for which the Target Fund is eligible to take a deduction for dividends paid, all of its previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code), (ii) amounts constituting the excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any.

(m) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

(n) The Selling Fund Trust shall have taken all steps required to terminate any agreements with its service providers with respect to the Target Fund and shall have discharged in the normal course of business any and all payment obligations under such agreements prior to or simultaneously with the Reorganization.

(o) The Selling Fund Trust shall have delivered to the WFA Fund Trust, or shall have made provision for delivery as promptly as practicable after the Effective Time of, a statement, accurate and complete in all material respects, of (i) Assets of the Target Fund, showing the tax basis of such Assets for federal income tax purposes by lot and the holding periods of such Assets for such purposes, as of the Valuation Time; (ii) the capital loss carryforwards for each Target Fund for federal income tax purposes and the taxable year(s) of the Target Fund (or its predecessors) in which such capital losses were recognized; (iii) any limitations on the use of such losses imposed under Section 382 of the Code (determined without regard to the transactions contemplated by this Plan); (iv) any unrealized gain or loss in such Assets (as determined as of the Valuation Time) for federal income tax purposes; (v) the tax books and records of each Target Fund for preparing any tax returns required by law to be filed after the Closing Date; and (vi) such other tax information reasonably requested by the WFA Fund Trust.

(p) With respect to any Acquiring Fund that is a money market fund, theShadow Price of the Acquiring Fund, calculated on a pro forma, post-Closing basis, shall not exceed the Shadow Price of the Corresponding Target Fundby more than $0.0025.

9. Tax Matters. Except where otherwise required by law, the parties shall not take a position on any tax returns inconsistent with the treatment of each Reorganization for tax purposes as a "reorganization," within the meaning of Section 368(a) of the Code and each Acquiring Fund and the Corresponding Target Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

10. Survival of Representations and Warranties. The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

11. Termination of Plan. The Board of either a Selling Fund Trust or a WFA Fund Trust, as the case may be, may terminate this Plan with respect to any Reorganization, by majority vote, upon notice to the other party, if: (i) the conditions precedent set forth in Sections 7 or 8, as the case may be, are not satisfied on the Closing Date; (ii) it becomes reasonably apparent to such Board that such conditions precedent will not be satisfied on the Closing Date; or (iii) it determines that the consummation of the Reorganization is not in the best interests of the shareholders of any of its participating Funds. The termination of this Plan with respect to any Reorganization shall not affect the continued effectiveness of this Plan with respect to any other Reorganization. No Trust or Fund or any Trustee, officer, or agent thereof shall incur any liability or other obligation, by way of damages or otherwise, for any determination by its Board not to consummate any Reorganization for any reason or for any breach of any provision of this Agreement that results in such Reorganization's not being consummated.

12. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

13. Amendments. The parties may, by written agreement, amend this Plan or any annex or schedule to this Plan with respect to any Reorganization at any time, including, with respect to any Target Fund whose shareholders are being asked to approve the Reorganization, before or after such Target Fund's shareholders approve of the Reorganization. After a Target Fund's shareholders approve a Reorganization; provided, however, that, after approval of this Plan by shareholders of the Target Fund, the parties may not amend this Plan in a manner that materially adversely affects the interests of the Target Fund's shareholders with respect to that Reorganization. This section shall not preclude the parties from changing the Valuation Time, Closing Date or the Effective Time of a Reorganization.

14. Waivers. At any time prior to the Closing Date, a WFA Fund Trust or a Selling Fund Trust may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it herein or (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Each of a WFA Fund Trust and a Selling Fund Trust agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

15. Limitation on Liabilities. The obligations of a WFA Fund Trust or a Selling Fund Trust shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of the WFA Fund Trust or the Selling Fund Trust personally, but shall bind only the Assets and property of the particular Fund, in respect of which the obligations arise. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Fund or the Target Fund, as appropriate.

Each of the parties hereby acknowledges that use of this form of agreement, governing multiple Reorganizations by various Funds, is for ease of administration only, and it is hereby acknowledged and agreed that by executing this Plan each WFA Fund Trust and each Selling Fund Trust shall be deemed to have entered into and executed a separate agreement with respect to each of its Funds separately with the other Fund(s) (and only such other Fund(s)) with which this Plan contemplates it will enter into a Reorganization, Wells Fargo Funds Management, and EIMC, each such agreement containing terms and provisions identical to those contained in this Plan, and without reference to any other entity. Notwithstanding any other provision of this Plan, each Reorganization shall for all purposes be and be deemed to be entered into between the entities named on Annex A as parties to such Reorganization, Wells Fargo Funds Management, and EIMC, and no other person or entity, whether listed on Annex A or not, shall have any obligation or incur any liability in respect of such Reorganization. For clarity and without limiting the foregoing, where a series of shares of a Trust is a party to a Reorganization, the obligations under this Plan of such series (or of the Trust with respect to such series) in respect of such Reorganization shall be those of such series alone, and shall not be obligations of or binding on (or satisfied out of the assets of) the Trust generally or any other series of the Trust.

16. Indemnification. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund agrees to indemnify and hold harmless each of the Corresponding Target Fund of an Evergreen Fund Trust, the trustees of the Evergreen Fund Trust of which it is a series, and the officers and agents of such Evergreen Fund Trust (each, an "Indemnified Party" and collectively, the "Indemnified Parties") against any and all reasonable expenses, losses, claims, damages, and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectus/Proxy Statement, the Acquiring Fund's prospectus or statement of additional information, or any amendment or supplement to any thereof, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact required to be stated therein or necessary to make the statements therein not misleading, including without limitation any reasonable amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit, or proceeding, or threatened claim, action, suit, or proceeding made with the consent of Acquiring Fund, such consent not to be unreasonably withheld; unless such statement or omission was made based on and in accordance with information furnished by the Indemnified Party in respect of a Target Fund in writing (including by any electronic communication) for use in the Registration Statement. An Indemnified Party will notify the Acquiring Fund in writing within thirty days after the receipt by such Indemnified Party of any notice of legal process or any suit brought against or claim made against such Indemnified Parties as to any matters covered by this Section 16. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund shall be entitled to participate at its own expense in the defense of any action, suit, or other proceeding covered by this Section 16, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties in question the defense of any such action, suit, or other proceeding, and, if the WFA Fund Trust with respect to the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such action, suit, or other proceeding at their own expense (except as provided below in this paragraph). Notwithstanding the foregoing, counsel selected by an Indemnified Party shall conduct the defense of the such Indemnified Party to the extent reasonably determined by such counsel to be necessary to protect the interests of the Indemnified Party, and the WFA Fund Trust shall indemnify the Indemnified Party for the expenses of such defense, if (1) the Indemnified Party reasonably determines that there may be a conflict between the positions of the Indemnified Party and the positions of any other Indemnified Party or other parties to the action, suit or other proceeding that are indemnified by the WFA Fund Trust or any of its affiliates and not represented by separate counsel, or the Indemnified Party otherwise reasonably concludes that representation of both the Indemnified Party and any such other Indemnified Parties or other parties by the same counsel would not be appropriate, or (2) the action, suit or proceeding involves the Indemnified Party, but not the WFA Fund Trust nor any such other Indemnified Party or other party who is indemnified by the WFA Fund Trust or any of its affiliates, and the Indemnified Party reasonably withholds consent to being represented by counsel selected by the WFA Fund Trust. If the WFA Fund Trust shall not have elected to assume the defense of any such action, suit or proceeding for an Indemnified Party within thirty days after receiving written notice thereof from the Indemnified Party, the WFA Fund Trust shall be deemed to have waived any right it might otherwise have to assume such defense.

Each WFA Fund Trust's obligation with respect to any of its series that is an Acquiring Fund under this Section 16 to indemnify and hold harmless the Indemnified Parties constitutes a guarantee of payment so that the WFA Fund Trust with respect to that Acquiring Fund will pay in the first instance any reasonable expenses, losses, claims, damages, and liabilities required to be paid by it under this Section 16 without the necessity of the Indemnified Parties' first paying the same. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund will promptly pay all reasonable expenses, including without limitation accountants' and counsel fees, incurred by an Indemnified Party from time to time in the defense or investigation of any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, upon demand by such Indemnified Party in advance of the final disposition of any such action, suit, or other proceeding; provided that the Indemnified Party shall have undertaken to repay the amounts so paid to him or her if it is ultimately determined by a court of competent jurisdiction upon a final, non-appealable adjudication that indemnification of such expenses is not authorized under this Section 16. The phrase "action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body," wherever used in this Section 16, includes without limitation any threatened, pending, or completed claim, demand, threat, discovery request, request for testimony or information, action, suit, arbitration, alternative dispute mechanism, review, hearing, or any formal or informal inquiry, exam, inspection, audit, or investigation, or any other proceeding, including any appeal from any of the foregoing, whether civil, criminal, administrative, regulatory, or investigative, and whether by or on behalf of any court, the SEC, or any other federal, state, or other governmental, regulatory, or administrative body, authority, or agency, or any self-regulatory organization, of any kind.

Notwithstanding the foregoing, nothing contained within this section or elsewhere in this Plan shall permit the payment of any indemnification of any Indemnified Party to the extent prohibited by the 1940 Act or any other law, rule or regulation to which the WFA Fund Trust is bound.

17. Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be sent by a reputable overnight express carrier, or by registered or certified mail, postage prepaid, addressed as follows or to such other address of which the parties may have given notice:

For each Evergreen Fund Trust with respect to any Target Fund of an Evergreen Fund Trust:

Evergreen Investment Management Company
200 Berkeley Street,
Boston, Massachusetts 02116
Attn.: Legal Department

With a copy (which will not constitute notice) sent at the same time and by the same means to:

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624
Attention: Timothy W. Diggins

For each WFA Fund Trust with respect to any Acquiring Fund and any Target Fund of a WFA Fund Trust:

Karla M. Rabusch, President
Wells Fargo Funds Trust
Wells Fargo Variable Trust
525 Market Street, 12th Floor
San Francisco, CA 94105

With a copy (which will not constitute notice) sent at the same time and by the same means to:

C. David Messman, Secretary
Wells Fargo Funds Trust
Wells Fargo Variable Trust
45 Fremont Street, 26th Floor
San Francisco, CA 94105

18. Expenses. EIMC and Wells Fargo Funds Management hereby agree, jointly and severally, to bear all expenses incurred by any party hereto that are not otherwise borne by an affiliated person of Evergreen Investments or Wells Fargo Funds Management in connection with the Reorganization and with this Plan (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with the Reorganization), whether or not the Reorganization is consummated. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

19. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement and shall become effective when the counterparts have been executed by and delivered to all the parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

WELLS FARGO FUNDS TRUST
WELLS FARGO VARIABLE TRUST
for themselves and with respect to the Acquiring Funds and the Target Funds that are their series as listed in Annex A:

ATTEST:

By:
Name: C. David Messman
Title: Secretary

By:
Name: Karla M. Rabusch
Title: President

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

EVERGREEN FUND TRUST,
EVERGREEN EQUITY TRUST
EVERGREEN FIXED INCOME TRUST
EVERGREEN INTERNATIONAL TRUST
EVERGREEN MONEY MARKET TRUST
EVERGREEN MUNICIPAL TRUST
EVERGREEN SELECT EQUITY TRUST
EVERGREEN SELECT FIXED INCOME TRUST
EVERGREEN SELECT MONEY MARKET TRUST
EVERGREEN VARIABLE ANNUITY TRUST
for themselves and with respect to the Target Funds that are their series as listed in Annex A:

ATTEST:

By:
Name:                         Name:
Title: Secretary             Title: President

WELLS FARGO FUNDS MANAGEMENT, LLC (a party to this Plan as to Section 18 only)

ATTEST:

By:
Name: C. David Messman
Title: Secretary

By:
Name: Andrew Owen
Title: Senior Vice President

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
(a party to this Plan as to Section 18 only)

ATTEST:

By:
Name:                      Name:
Title: Secretary          Title: Vice President

ANNEX A

ACTIVE REORGANIZATION TABLE
Target Fund	Acquiring Fund	Closing Date
Evergreen Fundamental Mid Cap Value Fund Class A Class B Class C Class I	Mid Cap Disciplined Fund (to be renamed Special Mid Cap Value Fund) Class A Class A Class C Institutional Class	July 16, 2010
Evergreen Mid Cap Growth Fund Class A Class B Class C Class I	Mid Cap Growth Fund Class A Class B Class C Institutional Class	July 16, 2010
Evergreen International Equity Fund Class A Class B Class C Class I Class R	International Core Fund (to be renamed International Equity Fund) Class A Class B Class C Institutional Class (new class) Class R (new class)	July 16, 2010
Evergreen Short-Intermediate Municipal Bond Fund Class A Class B Class C Class I	Short-Term Municipal Bond Fund Class A Class A Class C Class A	July 9, 2010
Evergreen Intermediate Municipal Bond Fund Class A Class B Class C Class I Class IS	Intermediate Tax/AMT-Free Fund Class A Class A Class C Administrator Class Class A	July 9, 2010
Evergreen High Income Municipal Bond Fund Class A Class B Class C Class I	Municipal Bond Fund Class A Class B Class C Administrator Class	July 9, 2010
Evergreen Municipal Bond Fund Class A Class B Class C Class I	Municipal Bond Fund Class A Class B Class C Institutional Class	July 9, 2010
Evergreen California Municipal Bond Fund Class A Class B Class C Class I	California Tax-Free Fund Class A Class B Class C Administrator Class	July 9, 2010
WFA Strategic Income Fund Class A Class B Class C	High Income Fund Class A Class B Class C	July 9, 2010
Evergreen Core Plus Bond Fund Class A Class B Class C Class I	Income Plus Fund Class A Class B Class C Institutional Class	July 9, 2010
Evergreen U.S. Government Fund Class A Class B Class C Class I	Government Securities Fund Class A Class B Class C Administrator Class	July 9, 2010
Evergreen Municipal Money Market Fund Class A Class I Class S	Municipal Money Market Fund Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Institutional 100% Treasury Money Market Fund Institutional Class Institutional Service Class	100% Treasury Money Market Fund Administrator Class (new class) Service Class	July 9, 2010
Evergreen Treasury Money Market Fund Class A Class I Class S	Treasury Plus Money Market Fund Class A Service Class Sweep Class (new class)	July 9, 2010
Evergreen Institutional Treasury Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Treasury Plus Money Market Fund Institutional Class Institutional Class Service Class Institutional Class Service Class	July 9, 2010
Evergreen U.S. Government Money Market Fund Class A Class S	Government Money Market Fund Class A Sweep Class (new class)	July 9, 2010
Evergreen Institutional U.S. Government Money Market Fund Institutional Class Institutional Service Class Investor Class Participant Class	Government Money Market Fund Institutional Class Service Class Institutional Class Service Class	July 9, 2010
Evergreen Prime Cash Management Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Heritage Money Market Fund Institutional Class Institutional Class Service Class (new class) Institutional Class Service Class (new class)	July 9, 2010
Evergreen Institutional Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Heritage Money Market Fund Institutional Class Institutional Class Service Class (new class) Institutional Class Service Class (new class)	July 9, 2010
Evergreen Money Market Fund Class A Class B Class C Class I Class S	Money Market Fund Class A Class B Class C (new class) Service Class (new class) Daily Class (new class)	July 9, 2010
WFA Overland Express Sweep Unnamed Class	Money Market Fund Daily Class (new class)	July 9, 2010
Evergreen VA Core Bond Fund Class 1 (will be liquidated) Class 2	VT Total Return Bond Fund N/A Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA Special Values Fund Class 1 Class 2	VT Small/Mid Cap Value Fund (to be renamed VT Small Cap Value Fund) Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA Growth Fund Class 1 Class 2	VT Small Cap Growth Fund Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA International Equity Fund Class 1 Class 2	VT International Core Fund (to be renamed VT International Equity Fund) Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
WFA Diversified Bond Fund Administrator Class	Total Return Bond Fund Administrator Class	July 9, 2010
WFA Aggressive Allocation Fund Administrator Class	Growth Balanced Fund Administrator Class	July 16, 2010
WFA Growth Equity Fund Class A Class B Class C Administrator Class Institutional Class	Diversified Equity Fund Class A Class B Class C Administrator Class Administrator Class	July 16, 2010
WFA Large Cap Appreciation Fund Class A Class B Class C Administrator Class Institutional Class	Capital Growth Fund Class A Class A Class C Administrator Class Institutional Class	July 16, 2010
WFA Stable Income Fund Class A Class B Class C Administrator Class	Ultra Short-Term Income Fund Class A Class A Class C Administrator Class	July 9, 2010
Evergreen California Municipal Money Market Fund Class A Class I Class S	California Municipal Money Market Fund Class A Service Class Sweep Class (new class)	July 9, 2010

SHELL REORGANIZATION TABLE
Target Fund	Acquiring Fund	Closing Date
Evergreen Equity Income Fund Class A Class B Class C Class I Class R	Classic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
WFA Specialized Financial Services Fund Class A Class B Class C	Classic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class)	July 16, 2010
Evergreen Disciplined Value Fund Class A Class B Class C Class I	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA Equity Income Fund Class A Class B Class C Administrator Class	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA U.S. Value Fund Class A Class B Class C Administrator Class Investor Class	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Investor Class (new class)	July 16, 2010
Evergreen Golden Large Cap Core Fund Class A Class B Class C Class I	Large Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
WFA Large Company Core Fund Class A Class B Class C Administrator Class Investor Class Institutional Class	Large Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Investor Class (new class) Institutional Class (new class)	July 16, 2010
Evergreen Large Company Growth Fund Class A Class B Class C Class I	Premier Large Company Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
WFA Large Company Growth Fund Class A Class B Class C Administrator Class Investor Class Institutional Class	Premier Large Company Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Investor Class (new class) Institutional Class (new class)	July 16, 2010
Evergreen Special Values Fund Class A Class B Class C Class I Class R	Special Small Cap Value Fund (New Shell) Class A (new class) Class B (new class) Class C(new class) Administrator Class (new class) Class A (new class)	July 16, 2010
Evergreen Small Cap Value Fund Class A Class B Class C Class I	Special Small Cap Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Emerging Markets Growth Fund Class A Class B Class C Class I	Emerging Markets Equity Fund II (New Shell) (to be renamed Emerging Markets Equity Fund) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA Emerging Markets Equity Fund Class A Class B Class C Administrator Class	Emerging Markets Equity Fund II (New Shell) (to be renamed Emerging Markets Equity Fund) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen VA Omega Fund Class 1 Class 2	VT Omega Growth Fund (New Shell) Class 1 (new class) Class 2 (new class)	July 16, 2010
WFA VT Large Company Growth Fund Unnamed share class / Class 2	VT Omega Growth Fund (New Shell) Class 2 (new class)	July 16, 2010
Evergreen VA Fundamental Large Cap Fund Class 1 Class 2	VT Core Equity Fund (New Shell) Class 1 (new class) Class 2 (new class)	July 16, 2010
WFA VT Large Company Core Fund Unnamed share class / Class 2	VT Core Equity Fund (New Shell) Class 2 (new class)	July 16, 2010
WFA VT Equity Income Fund Unnamed share class / Class 2	VT Intrinsic Value Fund (New Shell) Class 2 (new class)	July 16, 2010
WFA VT C&B Large Cap Value Fund Unnamed share class/Class 2	VT Intrinsic Value Fund (New Shell) Class 2 (new class)	July 16, 2010
Evergreen Intrinsic Value Fund Class A Class B Class C Class I	Intrinsic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) institutional Class (new class)	July 16, 2010
Evergreen Enhanced S&P 500 Fund Class A Class B Class C Class I Class IS	Disciplined U.S. Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Class A (new class)	July 16, 2010
Evergreen Fundamental Large Cap Fund Class A Class B Class C Class I	Core Equity Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Omega Fund Class A Class B Class C Class I Class R	Omega Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
Evergreen Golden Core Opportunities Fund Class A Class B Class C Class I	Small/Mid Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Global Large Cap Equity Fund Class A Class B Class C Class I	Disciplined Global Equity Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Global Opportunities Fund Class A Class B Class C Class I	Global Opportunities Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Intrinsic World Equity Fund Class A Class B Class C Class I	Intrinsic World Equity Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Strategic Municipal Bond Fund Class A Class B Class C Class I	Strategic Municipal Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 9, 2010
Evergreen North Carolina Municipal Bond Fund Class A Class B Class C Class I	North Carolina Tax-Free Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Pennsylvania Municipal Bond Fund Class A Class B Class C Class I	Pennsylvania Tax-Free Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Adjustable Rate Fund Class A Class B Class C Class I Class IS	Adjustable Rate Government Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class) Class A (new class)	July 9, 2010
Evergreen International Bond Fund Class A Class B Class C Class I Class IS	International Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class) Class A (new class)	July 9, 2010
Evergreen New Jersey Municipal Money Market Fund Class A Class I Class S	New Jersey Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen New York Municipal Money Market Fund Class A Class I Class S	New York Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Pennsylvania Municipal Money Market Fund Class A Class I Class S	Pennsylvania Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Health Care Fund Class A Class B Class C Class I	Health Care Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Precious Metals Fund Class A Class B Class C Class I	Precious Metals Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
Evergreen Utility & Telecommunications Fund Class A Class B Class C Class I	Utility & Telecommunications Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
Evergreen Asset Allocation Fund Class A Class B Class C Class I Class R	Asset Allocation Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
Evergreen Diversified Capital Builder Fund Class A Class B Class C Class I	Diversified Capital Builder Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Diversified Income Builder Fund Class A Class B Class C Class I	Diversified Income Builder Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Strategic Growth Fund Class A Class B Class C Class I Class IS Class R	Strategic Large Cap Growth Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class) Class A (new class) Class R (new class)	July 16, 2010
Evergreen Institutional Municipal Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Municipal Cash Management Money Market Fund (New Shell)
Institutional Class (new class)
Institutional Class (new class)
Service Class (new class)
Institutional Class (new class)
	Service Class (new class)	July 9, 2010
Evergreen Growth Fund Class A Class B Class C Class I	Traditional Small Cap Growth Fund (New Shell) Class A (new class) Class A (new class) Class A (new class) Institutional Class (new class)	July 16, 2010
Evergreen Small-Mid Growth Fund Class A Class I	Growth Opportunities Fund (New Shell) Class A (new class) Institutional Class (new class)	July 16, 2010
Evergreen High Income Fund Class A Class B Class C Class I	High Yield Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 9, 2010

SCHEDULE A

MATERIAL AGREEMENTS

The following agreements shall be Material Agreements:

Amended and Restated Declaration of Trust of the Wells Fargo Funds Trust dated March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999, November 5, 2002 and February 8, 2005.

Amended and Restated Declaration of Trust of the Wells Fargo Variable Trust dated March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999, November 5, 2002 and February 8, 2005.

Amended and Restated Investment Advisory Agreement between Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management") and Wells Fargo Funds Trust, dated August 6, 2003, and amended October 1, 2005 and March 27, 2009, with Schedule A amended March 27, 2009.

Amended and Restated Investment Advisory Agreement between Wells Fargo Funds Management and Wells Fargo Variable Trust, dated August 6, 2003, and amended October 1, 2005, with Schedule A amended March 28, 2008.

Amended and Restated Investment Sub-Advisory Contract among Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 1, 2001, with Schedule A amended August 12, 2009.

Amended and Restated Investment Sub-Advisory Contract among Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 1, 2001, with Schedule A amended February 8, 2006.

Investment Sub-Advisory Contract among Artisan Partners Limited Partnership, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated February 1, 2005, with Appendix A dated February 1, 2005 and Appendix B amended on November 8, 2005.

Investment Sub-Advisory Contract among Cooke & Bieler, L.P., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 24, 2004, with Appendix A amended July 18, 2008.

Investment Sub-Advisory Contract among Cooke & Bieler, L.P., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated February 1, 2005, with Appendix A and Appendix B amended February 8, 2006.

Investment Sub-Advisory Contract among Evergreen Investment Management Company, LLC, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 2, 2009, with Appendix A and Appendix B dated March 2, 2009.

Investment Sub-Advisory Contract among Evergreen Investment Management Company, LLC, Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 2, 2009, with Appendix A and Appendix B dated March 2, 2009.

Investment Sub-Advisory Contract among Global Index Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated June 26, 2006, with Appendix A amended February 7, 2007 and Appendix B amended August 12, 2009.

Investment Sub-Advisory Contract among LSV Asset Management, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated February 1, 2005, with Appendix A and Appendix B dated February 1, 2005.

Investment Sub-Advisory Contract among Matrix Asset Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated April 11, 2005, with Appendix A amended December 1, 2007 and Schedule A amended December 1, 2007.

Investment Sub-Advisory Contract among Matrix Asset Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated February 1, 2005, with Appendix A amended February 8, 2006 and Schedule A amended February 8, 2006.

Investment Sub-Advisory Contract among Nelson Capital Management, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated October 1, 2008, with Appendix A and Appendix B dated October 1, 2008.

Investment Sub-Advisory Contract among Peregrine Capital Management, Inc., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 1, 2001, with Appendix A amended February 8, 2006 and Schedule A amended May 9, 2007.

Investment Sub-Advisory Contract among Phocas Financial Corporation, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 21, 2008, with Appendix A and Appendix B dated March 21, 2008.

Investment Sub-Advisory Contract among Dresdner RCM Global Investors LLC, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated October 29, 2001, with Appendix A amended January 26, 2008 and Schedule A dated January 26, 2008.

Investment Sub-Advisory Contract among Schroder Investment Management North America, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 1, 2001, with Appendix A and Schedule A dated May 1, 2003.

Amended and Restated Accounting Services Agreement and Amended and Restated Letter Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust and PFPC, Inc., each dated May 10, 2006, including Exhibit A amended June 2, 2009 and Exhibit B.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Funds Trust dated March 1, 2003, with Appendix A amended August 6, 2008 and Schedule A amended August 12, 2009.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Variable Fund Trust dated March 1, 2003, with Appendix A amended February 8, 2006.

Master Custodian Agreement among State Street Bank, N.A. and Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust dated August 10, 2009, with Appendix A and Schedules A, B, C and D.

Distribution Agreement between Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Trust, dated April 8, 2005, with Schedule I amended August 12, 2009.

Distribution Agreement between Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust, dated April 8, 2005, with Schedule I amended February 8, 2006.

Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by the Wells Fargo Funds Trust Board on March 28, 2008, with Appendix A amended June 2, 2009.

Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by the Wells Fargo Variable Trust Board on March 28, 2008, with Appendix A amended February 8, 2006.

Expense Assumption Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management dated February 29, 2008, with Schedule A.

Amended and Restated Fee and Expense Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, dated October 3, 2008, with Schedule A amended August 12, 2009.

Amended and Restated Fee and Expense Agreement between Wells Fargo Variable Trust and Wells Fargo Funds Management, dated October 3, 2008, with Schedule A.

Shareholder Servicing Plan approved by the Board of Wells Fargo Fund Trust on March 27, 2009, with Appendix A amended June 2, 2009.

Amended and Restated Joint Fidelity Bond Allocation Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust amended and restated on May 1, 2006, with Appendix A amended November 14, 2008.

Rule 18f-3 Multi-Class Plan approved by the Board of Wells Fargo Funds Trust on March 26, 1999 and amended August 6, 2008, with Appendix A amended June 2, 2009 and Appendix B amended March 28, 2008.

Amended and Restated Securities Lending Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management and Wells Fargo Bank, N.A. amended and restated on November 1, 2008, with accompanying schedules and Letter regarding Account Revenues dated September 1, 2007.

Transfer Agency and Service Agreement among Boston Financial Data Services, Inc., Wells Fargo Funds Trust and Wells Fargo Variable Trust, dated April 11, 2005, amended on December 18, 2007 and Schedule A amended December 1, 2009.

EVERGREEN EQUITY TRUST
With respect to Evergreen Asset Allocation Fund, Evergreen Disciplined Value Fund, Evergreen Diversified Capital Builder Fund, Evergreen Enhanced S&P 500 Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, Evergreen Golden Large Cap Core Fund, Evergreen Growth Fund, Evergreen Health Care Fund, Evergreen Intrinsic Value Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund, Evergreen Small Cap Value Fund, Evergreen Small-Mid Growth Fund, Evergreen Special Values Fund, and Evergreen Utility & Telecommunication Fund

Advisory Agreements
Investment Advisory and Management Agreement between Evergreen Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Asset Allocation Fund, Evergreen Diversified Capital Builder Fund, Evergreen Disciplined Value Fund, Evergreen Enhanced S&P 500® Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Growth Fund, Evergreen Health Care Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund and Evergreen Utility & Telecommunications Fund)

Investment Advisory and Management Agreement between Evergreen Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Small-Mid Growth Fund, Evergreen Intrinsic Value Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, and Evergreen Golden Large Cap Core Fund)

Underwriting Agreements
Principal Underwriting Agreement between Evergreen Equity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Principal Underwriting Agreement between Evergreen Equity Trust and Kokusai Securities Company Limited (dated 1/23/1998)

Principal Underwriting Agreement between Evergreen Equity Trust and Nomura Securities Company (dated 1/23/1998)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Equity Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 10/18/1999 (with respect to Evergreen Growth Fund), 7/6/2000, 6/29/2001, 6/14/2002 (with respect to Evergreen Special Values Fund), 9/11/2002 (with respect to Evergreen Asset Allocation Fund), 3/7/2005 (with respect to Evergreen Disciplined Value Fund), 10/1/2005 (with respect to Evergreen Small-Mid Growth Fund), 10/12/2005 (with respect to Evergreen Small-Mid Growth Fund), 1/19/2006, 12/7/2006, 7/16/2007 (with respect to Evergreen Fundamental Mid Cap Value Fund), and 12/10/2007 (with respect to Evergreen Golden Core Opportunities Fund and Evergreen Golden Large Cap Core Fund))

Amended Pricing Schedule to Custodian Agreement (dated 12/19/2006)

Remote Access Services Agreement between Evergreen Equity Trust and State Street Bank and Trust Company (dated 4/4/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Equity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Equity Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Equity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Distribution Plan for Class IS Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT EQUITY TRUST
With respect to Evergreen Strategic Growth Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Equity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Equity Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Select Equity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company LLC, Evergreen Investment Services, Inc., and Evergreen Select Equity Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Equity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Distribution Plan for Class IS Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN FIXED INCOME TRUST
With respect to Evergreen Core Plus Bond Fund, Evergreen Diversified Income Builder Fund, Evergreen High Income Fund and Evergreen U.S. Government Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Letter Amendment to the Investment Advisory and Management Agreement between Evergreen Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 9/19/2008, with respect to Evergreen High Income Fund)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Fixed Income Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (as of 9/18/1997)

Custodian Agreement
Custodian Agreement between Evergreen Fixed Income Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Fixed Income Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Fixed Income Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Fixed Income Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT FIXED INCOME TRUST
With respect to Evergreen Adjustable Rate Fund, Evergreen Intermediate Municipal Bond Fund, and Evergreen International Bond Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Fixed Income Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Fixed Income Trust and State Street Bank and Trust Company (dated 11/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Select Fixed Income Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Select Fixed Income Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Fixed Income Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Institutional Service Class Shares (dated 12/31/2008)

Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN MUNICIPAL TRUST
With respect to Evergreen California Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen Pennsylvania Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Municipal Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Municipal Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Municipal Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 12/7/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Municipal Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Municipal Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EXHIBIT A

WELLS FARGO FUNDS TRUST
WELLS FARGO VARIABLE TRUST
525 Market Street, 12th Floor
San Francisco, California 94105

[_____________, 2010]

To each of the Persons
Named on Appendix A
(each, a "Current Trustee" and
collectively, the "Current Trustees")

It is anticipated that in the future substantially all of the investment companies managed or sponsored by Evergreen Investment Management Company LLC ("EIMCO") or its affiliates (each, an "Evergreen Fund") will be reorganized in transactions involving in each case one or more acquiring Wells Fargo Advantage Funds (each, a "Wells Fargo Fund") that are part of Wells Fargo Funds Trust or Wells Fargo Variable Trust (each, a "Trust"), in which the Evergreen Fund will not be the surviving legal entity (although it may be the so-called "accounting" or "performance" survivor). The other Evergreen Funds will not be so reorganized, but it is expected that (i) they will be liquidated or (ii) that the persons then serving as trustees of one or more Wells Fargo Funds will be elected to serve as trustees of those Evergreen Funds, and that the terms of office of some or all of the then-existing trustees of the Evergreen Funds will terminate.

Each Current Trustee serves as a trustee of the Evergreen Funds and may from time to time be subject to claims by or on behalf of, or actual or potential liabilities to, one or more of the Evergreen Funds, successors in interest to one or more of the Evergreen Funds, or other persons, relating directly or indirectly to his or her service as a trustee of the Evergreen Funds. The Evergreen Funds have, with the assistance of EIMCO or its affiliates, purchased insurance which may be available to the Current Trustees in the future to protect the Current Trustees against such claims or liabilities, and the costs of investigating and defending against them, and the Evergreen Funds and/or the Wells Fargo Funds may purchase additional insurance in the future. In addition, the Current Trustees may have existing rights to receive advancement of expenses and/or be indemnified by one or more of the Evergreen Funds themselves for any costs, fees, expenses, damages, liabilities, or other losses incurred by them in connection with or as a result of such claims. All such existing rights to advancement of expenses and/or indemnification are hereinafter referred to as "Existing Rights".

It is anticipated that the surviving Wells Fargo Fund in each reorganization transaction involving an Evergreen Fund will assume the liabilities and obligations of the Evergreen Fund, including in respect of advancement of expenses and indemnification for the benefit of the Current Trustees.

In order to ensure that each Current Trustee maintains and preserves all Existing Rights in respect of advancement of expenses and indemnification, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, each Trust hereby irrevocably agrees with respect to each acquiring Wells Fargo Fund in respect of an Evergreen Fund that has been acquired by such acquiring Wells Fargo Fund as follows, for the benefit of each Current Trustee:

1(a) The Wells Fargo Fund shall indemnify and hold harmless each Current Trustee, together with each Current Trustee's heirs, executors, administrators, and personal representatives (each indemnified person referred to as a "Covered Person") against all costs, fees, expenses, damages, liabilities, or other losses, including but not limited to amounts paid in satisfaction of judgments, in settlement or other compromise, or as fines and penalties, and fees and expenses, including reasonable accountants' and counsel fees, incurred by such Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party, witness or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been a trustee of any Evergreen Fund, except with respect to any matter as to which (and then only to the extent that) such Covered Person shall have been finally adjudicated in such action, suit, or other proceeding (such adjudication not being subject to appeal) (i) not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of any Evergreen Fund; or (ii) to be liable to the Evergreen Fund in question or its shareholders by reason of such Covered Person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office; or (iii) for a criminal proceeding, to have had reasonable cause to believe that his or her conduct was unlawful (the conduct described in (i), (ii), and (iii) being referred to hereafter as "Disabling Conduct").

(b) Reasonable expenses, including without limitation accountants' and counsel fees so incurred by such Covered Person shall be paid promptly from time to time by the Wells Fargo Fund upon demand by any Covered Person in advance of the final disposition of any such action, suit, or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to him or her if it is ultimately determined by a court of competent jurisdiction upon a final, non-appealable adjudication that indemnification of such expenses is not authorized under this letter agreement because such expenses were the direct result of such Current Trustee's Disabling Conduct. Notwithstanding the foregoing, nothing contained within this section or elsewhere in this letter agreement shall permit the payment of any indemnification of any Covered Person to the extent prohibited by the Investment Company Act of 1940 or any other law, rule, or regulation to which the acquiring Wells Fargo Fund is bound.

(c) The phrase "action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body," wherever used in this letter agreement, includes without limitation any threatened, pending, or completed claim, demand, threat, discovery request, request for testimony or information, action, suit, arbitration, alternative dispute mechanism, review, hearing, or any formal or informal inquiry, exam, inspection, audit, or investigation, or any other proceeding, including any appeal from any of the foregoing, whether civil, criminal, administrative, regulatory, or investigative, and whether by or on behalf of any court, the Securities and Exchange Commission, or any other federal, state, or other governmental, regulatory, or administrative body, authority, or agency, or any self-regulatory organization, of any kind.

2. To the extent that any Covered Person is, by reason of a Current Trustee's service to an Evergreen Fund, a witness for any reason in any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or any federal, state, or other governmental, regulatory, or administrative body, authority or agency, or any self-regulatory organization, of any kind, to which such Covered Person is not a party, such Covered Person shall be indemnified against, and the Wells Fargo Fund will advance to the Covered Person upon demand payment for, any and all expenses, including reasonable accountants' or counsel fees, actually and reasonably incurred or expected to be incurred by such Covered Person in connection therewith.

3.(a) If and to the extent that proceeds of any insurance or of any rights to indemnification to which a Covered Person is entitled are in the actual possession or control of the Covered Person and are currently available to pay any liabilities and expenses as to which the Wells Fargo Fund has an indemnification obligation under this letter agreement, the amount of the indemnification obligation of the Wells Fargo Fund under this letter agreement in respect of such liability or expense along with any future liabilities and expenses as to which the Wells Fargo Fund has an indemnification obligation under this letter agreement, in total, shall be reduced by the amount of such proceeds in the actual possession or control of the Covered Person and available for such payment.

(b) If and to the extent that, after the Wells Fargo Fund has paid amounts to a Covered Person by way of indemnification under this letter agreement in respect of any liability or expense, proceeds of any insurance or of any other rights to indemnification to which a Covered Person is entitled in respect of such liability or expense come into the actual possession or control of the Covered Person and are currently available for payment by the Covered Person to the Wells Fargo Fund and are not available (and will not become available) to pay or reimburse the Covered Person for any present or anticipated liability or expense for which the Wells Fargo Fund has not previously provided indemnity under this letter agreement, then the Covered Person shall repay to the Wells Fargo Fund any amounts previously paid to him by the Wells Fargo Fund by way of indemnification under this letter agreement up to the amount of such proceeds in the actual possession or control of the Covered Person and available for such payment.

(c) If a Covered Person actually becomes aware that any insurance or indemnification rights are available to the Covered Person to pay, or to reimburse the payment of, any liability or expense for which the Wells Fargo Fund has previously provided indemnification under this letter agreement or may be called upon to provide indemnification under this letter agreement, then such Covered Person shall provide notice of such insurance or indemnification right in writing to the Wells Fargo Fund and, upon reasonable request by the Wells Fargo Fund and at the expense of the Wells Fargo Fund, take such reasonable steps as the Wells Fargo Fund may specify to obtain the benefit of such insurance or indemnification rights in respect of such liability or expense; provided, however, that the Wells Fargo Fund may not delay payment for any reason and shall not be relieved from its indemnification obligations under this letter agreement while any efforts to obtain such benefit are pending.

4. The right of indemnification provided by this letter agreement shall not expand, diminish or otherwise affect Existing Rights of any Current Trustee, and shall not be exclusive of and shall not expand, diminish or otherwise affect any other rights to which any Covered Person may be entitled. Nothing contained in this letter agreement shall affect any other right to indemnification to which any Covered Person may be entitled by contract or otherwise.

5. Each Trust and each acquiring Wells Fargo Fund is committing on its own behalf to its obligations under this letter agreement separately from each other Trust and acquiring Wells Fargo Fund and not jointly or jointly and severally. For the sake of clarity, no Wells Fargo Fund shall be liable for the obligations of an Evergreen Fund that has been acquired by any other acquiring Wells Fargo Fund. This letter agreement is binding upon all successors of each Wells Fargo Fund.

6. If any provision of this letter agreement shall be held to be invalid, illegal, or unenforceable, in whole or in part, for any reason whatsoever, (i) the validity, legality, and enforceability of the remaining provisions (including, without limitation, each portion of this letter agreement containing any provision that is not by itself invalid, illegal, or unenforceable) shall not in any way be affected or impaired thereby, and (ii) to the fullest extent possible, the remaining provisions of this letter agreement shall be construed so as to give effect to the intent manifested by the provision held invalid, illegal, or unenforceable.

7. No supplement, modification, or amendment of this letter agreement shall be binding unless executed in writing by all of the parties (or their respective successors or legal representatives) hereto. Any waiver by any party of any breach of any other party of any provision contained in this letter agreement to be performed by such other party must be in writing and signed by the waiving party (or such party's successor or legal representative), and no such waiver shall be deemed a waiver of similar or other provisions at the same or any previous or subsequent time.

8. This letter agreement may be executed in one or more counterparts, each of which shall be an original, and all of which when taken together shall constitute one agreement. This letter agreement shall be governed by and construed and enforced in accordance with the laws of the State of Delaware without reference to principles of conflict of laws.

9. Each Trust hereby submits to the exclusive jurisdiction of the Court of Chancery of the State of Delaware, or, if jurisdiction will not lie in such Court, in the superior court of the State of Delaware or the federal district court located in Delaware, with respect to any action, suit, or proceeding with respect to this letter agreement.

Each Trust, with respect to each Wells Fargo Fund, acknowledges and agrees that each Current Trustee may rely on the Wells Fargo Fund's undertakings in this letter agreement.

Very truly yours,

WELLS FARGO FUNDS TRUST
WELLS FARGO VARIABLE TRUST

By:__________________________
Name:
Tile:

Agreed and Accepted:

____________________________
[signature line for each Trustee]

Appendix A

[Names of Evergreen Trustees as of June 30, 2010]

WELLS FARGO FUNDS TRUST

WELLS FARGO MASTER TRUST

EVERGREEN SELECT EQUITY TRUST

EVERGREEN SELECT FIXED INCOME TRUST

"FORM OF"AGREEMENT AND PLAN OF REORGANIZATION

Dated as of __________________

This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this February [__], 2010, by and among Wells Fargo Funds Trust ("WFA Funds Trust"), a Delaware statutory trust, for itself and with respect to each of its series that is an Acquiring Fund, as defined below, WFA Funds Trust and each Acquiring Fund acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; Wells Fargo Master Trust ("WFA Master Trust"), a Delaware statutory trust, for itself and with respect to each of its series that is a Master Portfolio, as defined below, WFA Master Trust and each Master Portfolio acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; Evergreen Select Equity Trust and Evergreen Select Fixed Income Trust (each an "Evergreen Fund Trust"), each a Delaware statutory trust, for itself and with respect to each of its series that is a Target Fund, as defined below, each Evergreen Fund Trust and Target Fund acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; as to Section 18 of this Plan only, Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management"), the investment adviser to each series of WFA Funds Trust and WFA Master Trust; and as to Section 18 of this Plan only, Evergreen Investment Management Company, LLC ("Evergreen Investments"), the investment adviser to each series of each Evergreen Fund Trust;

WHEREAS, WFA Funds Trust, WFA Master Trust and the Evergreen Fund Trusts are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

WHEREAS, Wells Fargo Funds Management and Evergreen Investments are "affiliated persons" of each other under Section 2(a)(3)(C) of the 1940 Act due to their common ownership;

WHEREAS, each Acquiring Fund is a feeder fund in a "master/feeder fund structure" that invests substantially all of its net investable assets in a Master Portfolio whose investment objective and investment strategies are substantially similar to those of the feeder fund;

WHEREAS, the parties desire that: 1) each Master Portfolio acquire the Assets of its Corresponding Target Fund, as defined below, in return for interests reflecting a beneficial interest in the Master Portfolio ("Corresponding Master Portfolio Interests") of equal value; and 2) each Corresponding Target Fund, immediately thereafter, acquires shares of its Corresponding Acquiring Fund, as defined below, and each such Corresponding Acquiring Fund assumes all of the Liabilities of such Corresponding Target Fund in return for all of the Corresponding Target Fund's Assets (comprising of the Corresponding Master Portfolio Interests received by such Corresponding Target Fund); and 3) that such shares of the Acquiring Fund be distributed to the shareholders of the Corresponding Target Fund in connection with the liquidation and termination of the Corresponding Target Fund (each transaction between a Master Portfolio, its Corresponding Acquiring Fund and its Corresponding Target Fund, a "Reorganization");

WHEREAS, this Plan contemplates multiple Reorganizations but is intended to have effect in respect of each Reorganization as a separate agreement and plan of reorganization between a Master Portfolio, one Corresponding Acquiring Fund and one Corresponding Target Fund and is to be read and interpreted accordingly;

WHEREAS, WFA Master Trust acting for itself and with respect to each Master Portfolio, WFA Funds Trust acting for itself and with respect to each Acquiring Fund, and each Evergreen Fund Trust acting for itself and with respect to each Target Fund, is acting separately from all of the other parties and their series, as applicable, and not jointly or jointly and severally with any other party;

WHEREAS, without limiting the foregoing, references in this Plan to "Evergreen Fund Trust" or otherwise to parties to this Plan shall be references only to the Evergreen Fund Trust whose series are engaged in any specific Reorganization transaction; and

WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Acquiring Fund and its Corresponding Target Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1. Definitions.

The following terms shall have the following meanings:

1933 Act	The Securities Act of 1933, as amended.
1934 Act	The Securities Exchange Act of 1934, as amended.
Acquiring Class	The class of shares of an Acquiring Fund that WFA Funds Trust will issue to a Target Fund in respect of the Assets and Liabilities of the Target Fund attributable to the Corresponding Target Class, as set forth in Annex A.
Acquiring Fund	Each Fund listed in the column entitled "Acquiring Fund" in Annex A.
Acquiring Fund Financial Statements	The audited financial statements of an Acquiring Fund for its most recently completed fiscal year together with the unaudited financial statements of the Acquiring Fund for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.
Annex A	Annex A to this Plan, as it may be amended from time to time.
Assets	All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a Fund, whether or not determinable at the appropriate Effective Time and wherever located. Assets include, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables and receivables for shares sold) owned by a Fund and any deferred or prepaid expense shown as an asset on such Fund's books.
Assets List	A list of securities and other Assets of or attributable to a Fund as of the date provided.
Board	The Board of Trustees of WFA Funds Trust, WFA Master Trust or an Evergreen Fund Trust.
Closing Date	The closing date for each Reorganization listed in the column entitled "Closing Date" in Annex A or such other date as the parties may agree to in writing, including any postponements described in the definition of Valuation Time.
Corresponding Acquiring Class	The Acquiring Fund share class set forth opposite a Target Class in Annex A.
Corresponding Acquiring Fund	The Acquiring Fund set forth opposite a Target Fund and a Master Portfolio in Annex A.
Corresponding Master Portfolio	The Master Portfolio set forth opposite a Target Fund and an Acquiring Fund in Annex A.
Corresponding Target Class	The Target Fund share class set forth opposite an Acquiring Class in Annex A.
Corresponding Target Fund	The Target Fund set forth opposite a Master Portfolio and an Acquiring Fund in Annex A.
Effective Time	9:00 a.m. Eastern Time on the business day following the Closing Date of a Reorganization, or such other time and date as the parties may agree to in writing.
Fund	An Acquiring Fund, a Master Portfolio or a Target Fund.
HSR Act	The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.
Liabilities	All liabilities of, or allocated or attributable to, a Fund, whether known or unknown, accrued or unaccrued, absolute or contingent, conditional or fixed, matured or unmatured. For clarity and without limitation, the Liablilities of a Target Fund of an Evergreen Fund Trust include all of its present or future obligations (or the obligations of any Evergreen Fund Trust relating to the Target Fund) under or in respect of deferred compensation and as to indemnification (including without limitation with respect to any action, suit, or proceeding, whether or not currently pending or threatened).
Master Portfolio	Each Fund listed in the column entitled "Master Portfolio" in Annex A.
Master Portfolio Financial Statements	The audited financial statements of a Master Portfolio for its most recently completed fiscal year together with the unaudited financial statements of the Master Portfolio for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.
Material Agreements	The agreements set forth in Schedule A, as it may be amended from time to time.
Reorganization Documents	With respect to the Master Portfolio, such bills of sale, assignments, and other instruments of transfer as WFA Master Trust reasonably deems necessary or desirable to effect any Corresponding Target Fund's transfer of all of its rights and title to and interest in its Assets to the Master Portfolio. With respect to an Acquiring Fund, such bills of sale, assignments, and other instruments of transfer as WFA Funds Trust reasonably deems necessary or desirable to effect any Corresponding Target Fund's transfer of all of its rights and title to and interest in its Assets to the Acquiring Fund. With respect to a Target Fund, such instruments of assumption, instruments of transfer, and other documents as the Evergreen Fund Trust in question reasonably deems necessary or desirable to effect the Corresponding Acquiring Fund's assumption of all of the Target Fund's Liabilities.
Schedule A	Schedule A to this Plan, as it may be amended from time to time.
Target Class	The Target Fund share class set forth opposite an Acquiring Class in Annex A.
Target Fund	Each Fund listed in the column entitled "Target Fund" in Annex A.
Target Fund Financial Statements	The audited financial statements of a Target Fund for its most recently completed fiscal year together with the unaudited financial statements of the Target Fund for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.
Valuation Time	With respect to each Reorganization, the last time on the Closing Date, or such other time and date as the parties may agree to in writing, when WFA Master Trust determines the net asset value of the interests of the Master Portfolio as set forth in the Master Portfolio's registration statement on Form N-1A. In the event the New York Stock Exchange or another primary trading market for portfolio securities of the Master Portfolio shall be closed to trading, or trading thereon shall be restricted or trading or the reporting of trading on the New York Stock Exchange or other primary trading market shall be disrupted so that accurate appraisal of the value of the net assets of the Master Portfolio, the Acquiring Fund or any Target Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored. In such event, the Effective Time shall automatically be postponed so that it occurs on the first business day after the Valuation Time.

2. Regulatory Filings. For each Reorganization, WFA Funds Trust whose series is the Acquiring Fund shall prepare and file any required filings including, without limitation, filings with state or foreign securities regulatory authorities in connection with the Reorganization. WFA Master Trust whose series is a Master Portfolio and each Evergreen Fund Trust whose series is a Corresponding Target Fund shall assist WFA Funds Trust in preparing any such required filings.

3. Transfer of Target Fund Assets. Each Evergreen Fund Trust, with respect to each of its series that is a Target Fund, WFA Master Trust, with respect to each of its series that is a Master Portfolio, and WFA Funds Trust, with respect to each of its series that is an Acquiring Fund, shall take the following steps with respect to each Reorganization involving that Target Fund, Acquiring Fund or Master Portfolio:

(a) Within a reasonable time prior to the Closing Date, the Target Fund shall provide, if requested, its Assets List to its Corresponding Master Portfolio. The Target Fund may sell any investment on the Assets List prior to the Valuation Time. After the Target Fund provides the Assets List, the Target Fund will notify its Corresponding Master Portfolio of its purchase or incurrence of additional investments or of any additional encumbrances, rights, restrictions or claims not reflected on the Assets List, within a reasonable time period after such purchase or incurrence. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, the Corresponding Master Portfolio will advise the Target Fund in writing of any investments shown on the Assets List that the Corresponding Master Portfolio has reasonably determined to be impermissible or inconsistent with the investment objective, policies and restrictions of the Corresponding Master Portfolio.

(b) At the Effective Time, the Target Fund, with respect to each Target Class, shall assign, transfer, deliver and convey all of the Assets of the Target Class to its Corresponding Master Portfolio in exchange for full and fractional Corresponding Master Portfolio Interests. The Master Portfolio shall determine the number of Corresponding Master Portfolio Interests to issue and deliver to each Target Class by dividing the value of the Target Fund's Assets attributable to the Target Class by the net asset value of one Corresponding Master Portfolio Interest. Based on this calculation, the Master Portfolio shall issue Corresponding Master Portfolio Interests with an aggregate net asset value equal to the value of the Assets of the Corresponding Target Class.

(c) Immediately thereafter, the Target Class shall assign, transfer, deliver and convey its Assets (comprising of the Corresponding Master Portfolio Interests as described in Section 3(b) of this Plan) to its Corresponding Acquiring Fund. In exchange for the transfer of the Assets, the Corresponding Acquiring Fund shall simultaneously assume the Target Fund's Liabilities and issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. The Corresponding Acquiring Fund shall determine the number of shares of each Acquiring Class to issue and deliver to its Corresponding Target Class by dividing the value of the Assets net of Liabilities attributable to the Target Class by the net asset value of one Acquiring Class share. Based on this calculation, the Corresponding Acquiring Fund shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the value of the Assets net of Liabilities of the Corresponding Target Class. The Corresponding Acquiring Fund shall immediately accept the Target Fund's Assets and assume the Target Fund's Liabilities such that at and after the Effective Time (i) all of the Corresponding Target Fund's Assets shall become and be Assets of its Corresponding Acquiring Fund and (ii) all of the Target Fund's Liabilities at the Effective Time shall attach to the Corresponding Acquiring Fund, and be enforceable against the Corresponding Acquiring Fund to the same extent as if initially incurred by the Corresponding Acquiring Fund.

(d) The parties shall determine the net asset value of the Corresponding Master Portfolio Interests and the value of the Target Fund's Assets to be delivered as described in Section 3(b) of this Plan as of the Valuation Time in accordance with WFA Master Trust's current valuation procedures as described in the then current prospectus or prospectuses or statement or statements of additional information of the Master Portfolio. The parties shall determine the net asset value of the Acquiring Fund shares and the value of the Target Fund's Assets to be conveyed net of Liabilities to be delivered as described in Section 3(c) of this Plan as of the Valuation Time in accordance with WFA Funds Trust's current valuation procedures as described in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

(e) The Evergreen Fund Trust shall cause its custodian to transfer the Target Fund's Assets with good and marketable title to the account of its Corresponding Master Portfolio. The Evergreen Fund Trust shall also cause its custodian to transfer all cash in the form of immediately available funds to the account of the Corresponding Master Portfolio. In addition, the Evergreen Fund Trust shall cause its custodian to transfer any Assets that were not transferred to the account of the Corresponding Master Portfolio at the Effective Time to the Corresponding Master Portfolio's account at the earliest practicable date thereafter. The Master Portfolio shall cause its custodian to transfer the Corresponding Master Portfolio Interests with good and marketable title to the account of the Target Fund. Immediately thereafter, the Target Fund shall cause its custodian to transfer its Assets (comprising of the Corresponding Master Portfolio Interests as described in Section 3(b) of this Plan) with good and marketable title to the account of the Corresponding Acquiring Fund. The Acquiring Fund will transfer the Corresponding Acquiring Fund shares with good and marketable title to the account of the Target Fund.

4. Liquidation and Termination of Target Funds, Registration of Shares and Access to Records. Each Evergreen Fund Trust, with respect to each of its series that is a Target Fund, WFA Master Trust, with respect to each of its series that is a Master Portfolio, and WFA Funds Trust, with respect to each of its series that is an Acquiring Fund, shall take the following steps with respect to each Reorganization involving that Target Fund, Master Portfolio or Acquiring Fund:

(a) At or as soon as is reasonably practical after the Effective Time, the Evergreen Fund Trust shall distribute to shareholders of record of each Target Class full and fractional shares of beneficial interest of its Corresponding Acquiring Class pro rata on the basis of the shares of the Target Class owned by such shareholders. Each shareholder also shall have the right to receive, at or as soon as practicable after the Effective Time, any unpaid dividends or other distributions that the Evergreen Fund Trust may have declared with respect to the Target Class shares. WFA Funds Trust shall record on its books the ownership by the shareholders of the Corresponding Acquiring Fund shares. WFA Funds Trust does not issue certificates representing the Acquiring Fund shares, and shall not be responsible for issuing certificates to shareholders of the Target Funds. The Evergreen Fund Trust shall wind up the affairs of the Target Fund and shall take all steps as are necessary and proper to dissolve, liquidate and terminate the Target Fund and the Evergreen Fund Trust in accordance with applicable law and regulations and its Declaration of Trust and By-Laws, as soon as is reasonably practicable after the Effective Time.

(b) At and after the Closing Date, the Evergreen Fund Trust, with respect to the Target Fund, shall provide the applicable WFA Funds Trust, with respect to the Corresponding Acquiring Fund, and its transfer agent with immediate access to (i) all of its records containing the names, addresses and taxpayer identification numbers of all of the Target Fund's shareholders and the number and percentage ownership of the outstanding shares of the Target Class owned by each shareholder immediately prior to the Effective Time; and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) in the possession or control of the Evergreen Fund Trust relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Any payments made to service providers in connection with such direction shall be borne by both Wells Fargo Funds Management and Evergreen Investments pursuant to Section 18 of this Plan. As soon as practicable following the Reorganization, the Evergreen Fund Trust shall deliver all books and records with respect to the Target Fund in its possession or control, including books and records showing the ownership of all of the issued and outstanding shares of each Target Class, to WFA Funds Trust and WFA Master Trust, as applicable, and WFA Funds Trust and WFA Master Trust, as applicable, shall thereafter have the responsibility to preserve and maintain, or to cause its service providers to preserve and maintain, all such records received by it in accordance with Section 31 of, and Rule 31a-1 and 31a-2 under, the 1940 Act.

5. Representations, Warranties and Agreements of a Evergreen Fund Trust. Each Evergreen Fund Trust, for itself and with respect to each of its series that is a Target Fund, separately and not jointly, represents and warrants to, and agrees with WFA Master Trust and WFA Funds Trust in any Reorganization of such Target Fund, as follows:

(a) The Evergreen Fund Trust is a statutory trust, duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of the Evergreen Fund Trust duly established and designated the Target Fund as a series of the Evergreen Fund Trust and each Target Class as a class of the Target Fund. The Evergreen Fund Trust is an open-end management investment company registered with the SEC under the 1940 Act, and such registration is in full force and effect.

(b) The Evergreen Fund Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective registration statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of the Evergreen Fund Trust has duly authorized the execution and delivery of this Plan and approved the performance of the transactions contemplated herein. Duly authorized officers of the Evergreen Fund Trust have executed and delivered this Plan. This Plan represents a valid and binding obligation of the Evergreen Fund Trust with respect to the Target Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan do not, and the consummation of the transactions contemplated by this Plan will not, violate any law or regulation applicable to the Evergreen Fund Trust, the Declaration of Trust or By-Laws of the Evergreen Fund Trust or any agreement, indenture, instrument, contract or other undertaking to which the Evergreen Fund Trust is a party or by which it is bound. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Evergreen Fund Trust of the transactions contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and insurance, securities or blue sky laws of any U.S. state or the District of Columbia or Puerto Rico.

(d) The Target Fund has qualified and met the requirements for treatment as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue to so qualify until the Effective Time and has computed (or will compute) its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) The Evergreen Fund Trust has duly authorized and validly issued all of the issued and outstanding shares of the Target Fund and all of those shares are, and on the Closing Date will be, validly outstanding, fully paid and non-assessable, and were and will have been offered for sale and sold in conformity, in all material respects, with the registration or qualification requirements of all applicable federal and state securities laws. There are, and will be as of the Closing Date, no outstanding options, warrants or other rights to subscribe for or purchase any Target Fund shares, nor are there outstanding any securities convertible into Target Fund shares.

(f) The Evergreen Fund Trust with respect to the Target Fund is, and at the Effective Time will be, in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. The Evergreen Fund Trust with respect to the Target Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the registration statement on Form N-1A as currently in effect in respect of it. The value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Target Fund, except as has been disclosed to its Corresponding Acquiring Fund.

(g) Except as otherwise provided herein, the Evergreen Fund Trust shall operate the business of the Target Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include, without limitation: (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Target Fund's Board prior to the date of this Plan or otherwise in the ordinary course of business, (ii) the declaration and payment of any other dividends and distributions deemed advisable by the Target Fund after consultation with its Corresponding Master Portfolio and its Corresponding Acquiring Fund in anticipation of the Reorganization, including the declaration and payment of dividends necessary to avoid a fund-level tax for the taxable year ending on the Closing Date and, as applicable, any prior taxable year in respect of which such Target Fund is eligible as of the Closing Date to declare a "spillback" dividend under Section 855 of the Code, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization (and obtaining such additional "run off" insurance coverage as the Evergreen Fund Trust's Board may approve, and selling assets for purposes of recognizing taxable gains to offset tax-loss carryforwards).

(h) At the Effective Time, the Evergreen Fund Trust with respect to the Target Fund will have good and marketable title to its Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

(i) The Target Fund Financial Statements fairly present the financial position of the Target Fund as of the date indicated. The Target Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(j) To the knowledge of the Evergreen Fund Trust, except as has been disclosed to its Corresponding Master Portfolio and its Corresponding Acquiring Fund, the Target Fund has no material Liabilities, whether or not determined or determinable, other than: 1) Liabilities disclosed or provided for in the Target Fund Financial Statements; and 2) Liabilities incurred in the ordinary course of business subsequent to the Target Fund Financial Statements. The Target Fund does not have any Liabilities to any service provider of the Evergreen Fund Trust for fees previously waived or deferred by such service provider.

(k) Except as has been disclosed to its Corresponding Master Portfolio and its Corresponding Acquiring Fund: (i) the Evergreen Fund Trust does not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against the Evergreen Fund Trust in respect of the Target Fund, the Target Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Target Fund relating to the services such adviser or underwriter provides to the Target Fund; and (ii) the Evergreen Fund Trust does not know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against the Evergreen Fund Trust in respect of the Target Fund, the Target Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Target Fund relating to the services such adviser or underwriter provides to the Target Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Except as has been disclosed to its Corresponding Acquiring Fund, the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect in a material manner, its financial condition, results of operations, business, properties or Assets or the Target Fund's ability to consummate the transactions contemplated by this Plan.

(l) All contracts and agreements other than the Evergreen Fund Trust's Agreement and Declaration of Trust and By-Laws, each as amended, that are material to the Target Fund's business and to which the Evergreen Fund Trust is party or by which it is bound in each case, in respect of the Target Fund, are listed on Schedule A. Except as has been disclosed to its Corresponding Master Portfolio and its Corresponding Acquiring Fund, no material default has occurred and is continuing in respect of the Target Fund under any such contract or agreement.

(m) The Evergreen Fund Trust has timely filed all tax returns in respect of the Target Fund for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns, and made available to its Corresponding Master Portfolio and its Corresponding Acquiring Fund all of the Target Fund's previously filed tax returns. To the knowledge of the Evergreen Fund Trust, no such tax return has been or is currently under audit, and no assessment has been asserted with respect to any return. The Evergreen Fund Trust will file all of the Target Fund's tax returns (and pay any taxes due thereon) for all of its taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(n) Since the date of the most recent Target Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Target Fund. For purposes of this provision, the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(o) The current prospectus and statement of additional information, each as supplemented, of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. The registration statement on Form N-1A of the Target Fund, as of the date such registration statement became effective under the 1933 Act, conformed in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p) Any information provided in writing by the Evergreen Fund Trust in respect of the Target Fund or by the Target Fund for use, to the extent applicable, in the WFA Funds Trust's registration statement on Form N-14 relating to the Reorganization (the "Registration Statement"), does not, and from the date provided through and until the date of the shareholder meeting will not, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(q) The Target Fund shall issue and deliver or cause its custodian to issue and deliver to the Secretary of WFA Master Trust and the Secretary of WFA Funds Trust a certificate identifying the Assets of the Target Fund held by it as of the Valuation Time.

(r) Subject to the provisions of this Plan, the Target Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

6. Representations, Warranties and Agreements of WFA Master Trust and WFA Funds Trust. WFA Master Trust, for itself and with respect to each of its series that is a Master Portfolio, and WFA Funds Trust, for itself and with respect to each of its series that is an Acquiring Fund, separately and not jointly, represent and warrant to, and agree with the applicable Evergreen Fund Trust in any Reorganization involving such Master Portfolio or Acquiring Fund, as follows:

(a) WFA Master Trust and WFA Funds Trust are statutory trusts, duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of WFA Master Trust duly established and designated the Master Portfolio as a series of WFA Master Trust. The Board of WFA Funds Trust duly established and designated the Acquiring Fund as a series of WFA Funds Trust and each Acquiring Class as a class of the Acquiring Fund. WFA Master Trust and WFA Funds Trust are open-end management investment companies registered with the SEC under the 1940 Act, and such registration is in full force and effect.

(b) WFA Master Trust and WFA Funds Trust have the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective registration statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Boards of WFA Master Trust and WFA Funds Trust have each duly authorized the execution and delivery of this Plan and approved the performance of the transactions contemplated herein. Duly authorized officers of WFA Master Trust and WFA Funds Trust have executed and delivered this Plan. This Plan represents a valid and binding obligation of WFA Master Trust and WFA Funds Trust, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan do not, and the consummation of the transactions contemplated by this Plan will not, violate any law or regulation applicable to WFA Master Trust or WFA Funds Trust, the Declaration of Trust or By-Laws of WFA Master Trust or WFA Funds Trust or any agreement, indenture, instrument, contract or other undertaking to which WFA Master Trust and WFA Funds Trust are parties or by which they are bound. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by WFA Funds Trust of the transactions contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and insurance, securities or blue sky laws of any U.S. state or the District of Columbia or Puerto Rico.

(d) The Acquiring Fund has qualified and met the requirements for treatment as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue to so qualify until the Effective Time and has computed (or will compute) its federal income tax liability, if any, under Sections 852 and 4982 of the Code. Since its formation, the Master Portfolio has qualified as either a partnership or a disregarded entity for federal income tax purposes.

(e) WFA Master Trust and WFA Funds Trust have duly authorized and validly issued all of the issued and outstanding interests of the Master Portfolio and shares of the Acquiring Fund, and all of those interests or shares are, and on the Closing Date will be, validly outstanding, fully paid and non-assessable by WFA Master Trust or WFA Funds Trust, respectively, and were and will have been offered for sale and sold in conformity, in all material respects, with the registration or qualification requirements of all applicable federal and state securities laws. Before the Closing Date, WFA Master Trust shall have duly authorized the Corresponding Master Portfolio Interests of the Master Portfolio to be issued and delivered to the Target Fund as of the Effective Time. Before the Closing Date, WFA Funds Trust shall have duly authorized the shares of the Acquiring Fund to be issued and delivered to the Target Fund immediately thereafter pursuant to Section 3(c) of this Plan. When issued and delivered, the interests of the Master Portfolio to be issued and delivered to the Target Fund shall have been qualified under all applicable federal and state securities laws and shall be duly and validly issued, fully paid and non-assessable, and no interestholder of the Master Portfolio shall have any preemptive right of subscription or purchase in respect of them. When issued and delivered, the shares of the Acquiring Fund to be issued and delivered to the Target Fund shall have been registered for sale under the 1933 Act and qualified under all applicable state securities laws and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are, and will be as of the Closing Date, no outstanding options, warrants or other rights to subscribe for or purchase the Master Portfolio interests or the Acquiring Fund shares, nor are there outstanding any securities convertible into Master Portfolio interests or Acquiring Fund shares.

(f) WFA Master Trust with respect to the Master Portfolio and WFA Funds Trust with respect to the Acquiring Fund are, and at the Effective Time will be, in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act, and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. WFA Master Trust with respect to the Master Portfolio and WFA Funds Trust with respect to the Acquiring Fund are in compliance in all material respects with the investment policies and restrictions applicable to them set forth in their registration statements on Form N-1A as currently in effect in respect of them. The value of the net assets of the Master Portfolio is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Master Portfolio, except as has been disclosed to its Corresponding Target Fund. The value of the net assets of the Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquiring Fund, except as has been disclosed to its Corresponding Target Fund.

(g) Except as otherwise provided herein, WFA Master Trust shall operate the business of the Master Portfolio and WFA Funds Trust shall operate the business of the Acquiring Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include, without limitation: (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Master Portfolio's or Acquiring Fund's Board, as applicable, prior to the date of this Plan, (ii) the declaration and payment of any other dividends and distributions deemed advisable by mutual agreement of such Target Fund, Master Portfolio and Acquiring Fund in anticipation of the Reorganization, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization. Notwithstanding anything in this Plan to the contrary, WFA Master Trust and WFA Funds Trust shall: (i) not take any action inconsistent with the treatment of any Reorganization as a "reorganization," within the meaning of Section 368(a) of the Code; and (ii) take all actions reasonably necessary to ensure satisfaction of representations in the certificate to be provided to Proskauer Rose LLP in connection with their opinion described in Section 7(f) of this Plan.

(h) The Master Portfolio Financial Statements fairly present the financial position of the Master Portfolio as of the date indicated. The Acquiring Fund Financial Statements fairly present the financial position of the Acquiring Fund as of the date indicated. The Master Portfolio Financial Statements and the Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(i) To the knowledge of WFA Master Trust and WFA Funds Trust, except as has been disclosed to their Corresponding Target Fund, the Master Portfolio and the Acquiring Fund have no material Liabilities, whether or not determined or determinable, other than: 1) Liabilities disclosed or provided for in the Master Portfolio Financial Statements or the Acquiring Fund Financial Statements, as applicable; and 2) Liabilities incurred in the ordinary course of business subsequent to the Master Portfolio Financial Statements or the Acquiring Fund Financial Statements. The Master Portfolio and the Acquiring Fund do not have any Liabilities to any service provider of the Master Portfolio or Acquiring Fund for fees previously waived or deferred by such service provider.

(j) Except as has been disclosed to their Corresponding Target Fund: (i) WFA Master Trust and WFA Funds Trust do not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against WFA Master Trust in respect of the Master Portfolio, WFA Funds Trust in respect of the Acquiring Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Master Portfolio or the Acquiring Fund relating to the services such adviser or underwriter provides to the Master Portfolio or the Acquiring Fund; and (ii) WFA Master Trust and WFA Funds Trust do not know of any facts that they currently have reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against WFA Master Trust in respect of the Master Portfolio, WFA Funds Trust in respect of the Acquiring Fund or any investment adviser or principal underwriter of the Master Portfolio or the Acquiring Fund relating to the services such adviser or underwriter provides to the Master Portfolio or the Acquiring Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Neither WFA Master Trust in respect of the Master Portfolio, WFA Funds Trust in respect of the Acquiring Fund, nor to their knowledge, any investment adviser or principal underwriter of the Master Portfolio or the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect in a material manner, its financial condition, results of operations, business, properties or Assets or the Master Portfolio's or the Acquiring Fund's ability to consummate the transactions contemplated by this Plan.

(k) All contracts and agreements that are material to the business of the Master Portfolio or the Acquiring Fund are listed on Schedule A. Except as has been disclosed to their Corresponding Target Fund, no material default has occurred and is continuing in respect of the Master Portfolio or the Acquiring Fund under any such contract or agreement.

(l) WFA Master Trust has timely filed all tax returns in respect of the Master Portfolio for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, has paid all taxes payable pursuant to such returns and has made available to the applicable Target Fund all of the applicable Master Portfolio's previously filed tax returns. WFA Funds Trust has timely filed all tax returns for the Acquiring Fund for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, has paid all taxes payable pursuant to such returns and made available to the Target Fund all of the Acquiring Fund's previously filed tax returns. To the knowledge of WFA Master Trust and WFA Funds Trust, no such return is currently under audit and no assessment has been asserted with respect to any return. WFA Master Trust will file all of the Master Portfolio's tax returns and WFA Funds Trust will file all of the Acquiring Fund's tax returns (and pay any taxes due thereon) for all of their taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(m) Since the date of the most recent Master Portfolio Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Master Portfolio. Since the date of the most recent Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Acquiring Fund. For purposes of this provision, the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(n) The current prospectus and statement of additional information and registration statement on Form N-1A of the Master Portfolio and the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(o) To the extent applicable, as of the effective date of WFA Funds Trust's Registration Statement, the date of the meeting of shareholders of the Target Fund relating to the Reorganization, and the Closing Date, the Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") which forms a part of the Registration Statement and the Registration Statement insofar as it relates to WFA Funds Trust in respect to the Acquiring Fund or the Acquiring Fund itself, (i) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading and (ii) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Prospectus/Proxy Statement made in reliance upon and in conformity with information furnished by the Target Fund to the Acquiring Fund in writing for use in the Registration Statement or the Prospectus/Proxy Statement.

(p) On the Closing Date, the Acquiring Fund shall issue and deliver or cause its transfer agent to issue and deliver to the Secretary of the Evergreen Fund Trust a confirmation evidencing that the shares of the Acquiring Fund to be credited on the Closing Date have been credited to the Corresponding Target Fund's account on the books of the Acquiring Fund.

(q) Subject to the provisions of this Plan, WFA Master Trust shall cause the Master Portfolio and WFA Funds Trust shall cause the Acquiring Fund to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

(r) Each Acquiring Fund Trust, on behalf of each Acquiring Fund, agrees that any information regarding the Corresponding Target Fund that is known, or reasonably should be known, by any of the Evergreen Fund Trust or the Evergreen Fund Trust's investment adviser or any one or more of their officers, employees or affiliates shall be deemed to have been disclosed to the Acquiring Fund prior to the date of this Plan or the Valuation Time, whichever is earlier.

7. Conditions to a Target Fund's Obligations. The obligations of the Evergreen Fund Trust with respect to each of its series that is a Target Fund in a Reorganization shall be subject to satisfaction of the following conditions precedent:

(a) The shareholders of the Target Fund shall have approved the Reorganization if and to the extent, and in the manner, required by the Evergreen Fund Trust's Declaration of Trust or By-Laws and applicable law. For clarity, the failure of any one Target Fund's shareholders to satisfy this condition shall release the Evergreen Fund Trust of its obligation under this Plan with respect to the Reorganization involving that Target Fund but not with respect to any other Reorganization.

(b) This Plan and the transactions contemplated by it shall have been approved by the affirmative vote of (i) at least a majority of the Board of each of WFA Master Trust and WFA Funds Trust (including a majority of those Trustees who are not "interested persons" of any parties to the Plan, as defined in Section 2(a)(19) of the 1940 Act) and (ii) at least a majority of the Trustees of the Evergreen Fund Trust (including a majority of those Trustees who are not "interested persons" of any parties to the Plan, as defined in Section 2(a)(19) of the 1940 Act). WFA Master Trust and WFA Funds Trust shall have duly executed and delivered to the Target Fund, the Corresponding Master Portfolio Reorganization Documents and the Corresponding Acquiring Fund Reorganization Documents.

(c) All representations and warranties of WFA Master Trust and WFA Funds Trust made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of WFA Master Trust and WFA Funds Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

(d) WFA Master Trust shall have delivered to the Evergreen Fund Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of WFA Master Trust in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of WFA Master Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time; 2) that the Target Fund's Assets are consistent with its Corresponding Master Portfolio's investment objectives, policies and restrictions and that the Target Fund's Assets may be lawfully acquired by its Corresponding Master Portfolio; and 3) that WFA Master Trust with respect to the Master Portfolio has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan in respect of the Master Portfolio. WFA Funds Trust shall have delivered to the Evergreen Fund Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of WFA Funds Trust in this Plan that are not by their terms qualified as to materiality are true and correct in all material respects, and all representations and warranties of WFA Funds Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time; 2) that the Target Fund's Assets transferred to the Acquiring Fund (consisting of the Corresponding Master Portfolio Interests) are consistent with the Acquiring Fund's investment objectives, policies and restrictions and that the Target Fund's Assets may be lawfully acquired by the Corresponding Acquiring Fund and the Target Fund's Liabilities may be lawfully assumed by its Corresponding Acquiring Fund; and 3) that WFA Funds Trust with respect to an Acquiring Fund has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan in respect of the Acquiring Fund.

(e) The Evergreen Fund Trust shall have received an opinion of Goodwin Procter LLP, or Richards, Layton & Finger, P.A., as counsel to WFA Master Trust and WFA Funds Trust, in form and substance reasonably satisfactory to the Evergreen Fund Trust and dated as of the Closing Date, addressed to the Evergreen Fund Trust, with respect to the Target Fund, to the effect that:

(1) each of WFA Master Trust and WFA Funds Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware, has the requisite power to own all its properties and to carry on its business all as described in its governing instrument and the Registration Statement, if applicable, and is an open-end, management investment company registered under the 1940 Act;

(2) the Master Portfolio has been duly established as a separate series of shares of beneficial interest of WFA Master Trust and the Acquiring Fund has been duly established as a separate series of shares of beneficial interest of WFA Funds Trust;

(3) each Acquiring Class has been duly established as a separate class of shares of beneficial interest of the Acquiring Fund;

(4) each of WFA Master Trust and WFA Funds Trust has the power to execute, deliver and perform its obligations under this Plan;

(5) the interests of a Master Portfolio and shares of an Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable beneficial interests in the Master Portfolio and the Acquiring Fund, respectively, subject to any required payments of interestholders and shareholders, if any, set forth in the applicable trust agreement, and under the governing instruments of WFA Master Trust and WFA Funds Trust, no interestholder of the Master Portfolio and no shareholder of the Acquiring Fund has any preemptive right or similar rights in respect thereof;

(6) this Plan has been duly authorized, executed and delivered by WFA Master Trust, with respect to the Master Portfolio, and WFA Funds Trust, with respect to the Acquiring Fund, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust or By-Laws of WFA Master Trust or WFA Funds Trust or any Material Agreement or any law, rule or regulation to which WFA Master Trust or WFA Funds Trust is a party or by which they are bound;

(7) if applicable, the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued by the SEC and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act;

(8) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by WFA Master Trust or WFA Funds Trust of the Reorganization, or for the execution and delivery of WFA Master Trust or WFA Funds Trust's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws; and

(9) assuming due authorization, execution and delivery of this Plan by each of the parties hereto, and assuming that the current prospectus and statement of additional information of the Target Fund, the Registration Statement and the Prospectus/Proxy Statement, if applicable, comply with the 1933 Act, the 1934 Act and the 1940 Act, this Plan represents a valid and binding obligation of the Master Portfolio and Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, receivership, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of this Plan, the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Plan is not material and the effect of applicable public policy on the enforceability of provisions relating to indemnification or contribution.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan, (v) rely on certificates (reasonably acceptable to the Evergreen Fund Trust) of officers or trustees of WFA Master Trust or WFA Funds Trust, (vi) assume that each of this Plan and each Material Agreement is governed by the laws of the State of Delaware or the Commonwealth of Massachusetts, and (vii) assume that each of this Plan and each Material Agreement would be enforced as written.

(f) The Evergreen Fund Trust shall have received an opinion, dated as of the Closing Date, of Proskauer Rose LLP, upon which each Target Fund and its shareholders may rely based upon factual representations required by Proskauer Rose LLP made in certificates provided to Proskauer Rose LLP by the Evergreen Fund Trust, WFA Master Trust and WFA Funds Trust, and in a form reasonably satisfactory to the Evergreen Fund Trust substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code.

(g) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining, or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(h) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued by the SEC and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(i) Each of WFA Master Trust and WFA Funds Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Closing Date.

(j) The Evergreen Fund Trust shall have received from WFA Funds Trust a duly executed instrument reasonably acceptable to it whereby the Acquiring Fund assumes its Corresponding Target Fund's Liabilities.

(k) Wells Fargo Funds Management, Evergreen Investments and the Board of Trustees of WFA Master Trust, WFA Funds Trust and each Evergreen Fund Trust (collectively, the "Addressees") shall have received a letter dated as of the effective date of the Registration Statement from KPMG LLP ("KPMG") addressed to the Addressees with respect to each Target Fund and each Acquiring Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards), including but not limited to:

(1)  the determination whether the unaudited pro forma financial statements and pro forma adjustments included in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund;

(2) the determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund; and

(3) the determination whether the pro forma capitalization tables appearing in the Registration Statement agree to the information set forth in item (1) of this Section 7(k) for the Target Fund and the Acquiring Fund.

(l) No party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

(m) The Evergreen Fund Trust shall have taken all steps required to terminate any agreements with its service providers with respect to the Target Fund and shall have discharged in the normal course of business any and all payment obligations under such agreements prior to or simultaneously with the Reorganization.

(n) In connection with its evaluation of qualified candidates and its independent determination to nominate Michael S. Scofield and K. Dun Gifford to the Board of each of WFA Master Trust, WFA Funds Trust and Wells Fargo Variable Trust ("WFA Variable Trust"), the Board of each of WFA Master Trust, WFA Funds Trust and WFA Variable Trust shall have taken all action necessary or appropriate to appoint and constitute such nominees duly appointed members of the Board of each trust, their service as such to become effective no later than the Effective Time of any Reorganization as listed in Annex A. Simultaneously with the effectiveness of his appointment as a member of the Board of WFA Master Trust, WFA Funds Trust or WFA Variable Trust, each of Messrs. Scofield and Gifford shall resign his service as a member of the Board of all Evergreen Fund Trusts that are open-end management investment companies.

(o) The Advisory Committee of the Trustees of the Legacy Evergreen Funds shall have been duly established in accordance with the "Charter of the Advisory Committee of the Trustees of the Legacy Evergreen Funds" and the related letter agreement of Wells Fargo Funds Management providing, among other things, for Wells Fargo Funds Management to compensate Advisory Committee members shall be in full force and effect.

(p) [Arrangements reasonably satisfactory to the Board of the Evergreen Fund Trust shall have been implemented in respect of insurance; deferred compensation; indemnity; pending or threatened litigation, actions, claims, or proceedings of any kind in respect of any of the Evergreen Funds or any of their Trustees or officers; and such other matters as the Board may reasonably determine.]

8. Conditions to a Master Portfolio's or an Acquiring Fund's Obligations. The obligations of WFA Master Trust with respect to each of its series that is a Master Portfolio in a Reorganization and WFA Funds Trust with respect to each of its series that is an Acquiring Fund in a Reorganization shall be subject to satisfaction of the following conditions precedent:

(a) The shareholders of the Target Fund shall have approved the Reorganization if and to the extent, and in the manner, required by the Selling Fund Trust's Declaration of Trust or By-Laws and applicable law. For clarity, the failure of any one Target Fund's shareholders to satisfy this condition shall release WFA Master Trust and WFA Funds Trust of their obligations under this Plan with respect to the Reorganization involving that Target Fund but not with respect to any other Reorganization.

(b) This Plan and the transactions contemplated by it shall have been approved by the affirmative vote of (i) at least a majority of the Board of each of WFA Master Trust and WFA Funds Trust (including a majority of those Trustees who are not "interested persons" of any parties to the Plan, as defined in Section 2(a)(19) of the 1940 Act), and (ii) at least a majority of the Trustees of the Evergreen Fund Trust (including a majority of those Trustees who are not "interested persons" of any parties to the Plan, as defined in Section 2(a)(19) of the 1940 Act). The Evergreen Fund Trust shall have duly executed and delivered to the Master Portfolio and the Acquiring Fund the Target Fund Reorganization Documents.

(c) All representations and warranties of the Evergreen Fund Trust made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of the Evergreen Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

(d) The Evergreen Fund Trust shall have delivered to WFA Master Trust and WFA Funds Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of the Evergreen Fund Trust made in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of the Evergreen Fund Trust in this Plan that are by their terms qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time; and 2) that the Evergreen Fund Trust with respect to the Target Fund has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan.

(e) WFA Master Trust and WFA Funds Trust shall have received an opinion of Ropes & Gray LLP or Richards, Layton & Finger, P.A., as counsel to the Evergreen Fund Trust, in form and substance reasonably satisfactory to WFA Master Trust and WFA Funds Trust dated as of the Closing Date, addressed to WFA Master Trust, on behalf of the Master Portfolio, and WFA Funds Trust, with respect to the Acquiring Fund, substantially to the effect that:

(1) the Evergreen Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware, has the requisite power to own all of its properties and to carry on its business all as described in its governing instrument and its registration statement on Form N-1A as currently in effect, and is an open-end, management investment company registered under the 1940 Act;

(2) the Target Fund has been duly established as a separate series of shares of beneficial interest of the Evergreen Fund Trust;

(3) each Target Class has been duly established as a separate class of shares of beneficial interest of the Target Fund;

(4) the Evergreen Fund Trust has the power to execute, deliver and perform its obligations under this Plan;

(5) this Plan has been duly authorized, executed and delivered by the Evergreen Fund Trust with respect to the Target Fund, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust or By-Laws of the Evergreen Fund Trust or any Material Agreement or any law, rule or regulation to which the Evergreen Fund Trust is a party or by which it is bound;

(6) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Evergreen Fund Trust of the Reorganization, or for the execution and delivery of the Evergreen Fund Trust's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, or the HSR Act; and

(7) assuming due authorization, execution and delivery of this Plan by each of the parties hereto, and assuming that the current prospectus and statement of additional information of the Acquiring Fund, the Registration Statement and the Prospectus/Proxy Statement, if applicable, comply with the 1933 Act, the 1934 Act and the 1940 Act, this Plan represents a valid and binding obligation of the Evergreen Fund Trust, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, receivership, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of this Plan, the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Plan is not material and the effect of applicable public policy on the enforceability of provisions relating to indemnification or contribution.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan, (v) rely on certificates (reasonably acceptable to WFA Master Trust and WFA Funds Trust) of officers or directors/trustees of the Evergreen Fund Trust, (vi) assume that each of this Plan and each Material Agreement is governed by the laws of the State of Delaware or The Commonwealth of Massachusetts, and (vii) assume that each of this Plan and each Material Agreement would be enforced as written.

(f) WFA Master Trust and WFA Funds Trust shall have received an opinion, dated as of the Closing Date, of Proskauer Rose LLP, upon which the Master Portfolio and the Acquiring Fund and their interestholders and shareholders may rely, based upon factual representations required by Proskauer Rose LLP made in certificates provided to Proskauer Rose LLP by the Evergreen Fund Trust, WFA Master Trust and WFA Funds Trust and in a form reasonably satisfactory to WFA Master Trust and WFA Funds Trust substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code.

(g) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining, or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(h) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued by the SEC and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC has not issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(i) The Evergreen Fund Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Closing Date.

(j) The Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to the Addressees with respect to each Target Fund and each Acquiring Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) the determination whether the unaudited pro forma financial statements and pro forma adjustments included in the Registration Statement materially agree to the the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund;

(2) the determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund; and

(3) the determination whether the pro forma capitalization tables appearing in the Registration Statement agree to the information set forth in item (1) of this Section 8(j) for the Target Fund and the Acquiring Fund.

(k) Except to the extent prohibited by law, and unless, in the opinion of Proskauer Rose LLP, a Target Fund's Reorganization constitutes a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code prior to the Valuation Time, each Target Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Target Fund shareholders, with respect to taxable periods or years ending on or before the Effective Time for which the Target Fund is eligible to take a deduction for dividends paid, all of its previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code), (ii) amounts constituting the excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any.

(l) No party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

(m) The Evergreen Fund Trust shall have taken all steps required to terminate any agreements with its service providers with respect to the Target Fund and shall have discharged in the normal course of business any and all payment obligations under such agreements prior to or simultaneously with the Reorganization.

(n) The Evergreen Fund Trust shall have delivered to WFA Master Trust and WFA Funds Trust, or shall have made provision for delivery as promptly as practicable after the Effective Time of, a statement, accurate and complete in all material respects, of (i) Assets of the Target Fund, showing the tax basis of such Assets for federal income tax purposes by lot and the holding periods of such Assets for such purposes, as of the Valuation Time; (ii) the capital loss carryforwards for each Target Fund for federal income tax purposes and the taxable year(s) of the Target Fund (or its predecessors) in which such capital losses were recognized; (iii) any limitations on the use of such losses imposed under Section 382 of the Code (determined without regard to the transactions contemplated by this Plan); (iv) any unrealized gain or loss in such Assets (as determined as of the Valuation Time) for federal income tax purposes; (v) the tax books and records of each Target Fund for preparing any tax returns required by law to be filed after the Closing Date; and (iv) such other tax information reasonably requested by WFA Master Trust or WFA Funds Trust.

9. Tax Matters. Except where otherwise required by law, the parties shall not take a position on any tax returns inconsistent with the treatment of each Reorganization for tax purposes as a "reorganization," within the meaning of Section 368(a) of the Code and each Acquiring Fund and the Corresponding Target Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

10. Survival of Representations and Warranties. The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

11. Termination of Plan. The Board of either an Evergreen Fund Trust, WFA Master Trust or WFA Funds Trust, as the case may be, may terminate this Plan with respect to any Reorganization, by majority vote, upon notice to the other party, if: (i) the conditions precedent set forth in Sections 7 or 8, as the case may be, are not satisfied on the Closing Date, (ii) it becomes reasonably apparent to such Board that such conditions precedent will not be satisfied on the Closing Date; or (iii) it determines that the consummation of the Reorganization is not in the best interests of the interestholders/shareholders of any of its participating Funds. The termination of this Plan with respect to any Reorganization shall not affect the continued effectiveness of this Plan with respect to any other Reorganization. No Trust or Fund or any Trustee, officer, or agent thereof shall incur any liability or other obligation, by way of damages or otherwise, for any determination by its Board not to consummate any Reorganization for any reason or for any breach of any provision of this Agreement that results in such Reorganization's not being consummated.

12. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

13. Amendments. The parties may, by written agreement, amend this Plan or any annex or schedule to this Plan with respect to any Reorganization at any time, including, with respect to any Target Fund whose shareholders are being asked to approve the Reorganization, before or after such Target Fund's shareholders approve of the Reorganization. After a Target Fund's shareholders approve a Reorganization; provided however, that, after approval of this Plan by shareholders of the Target Fund, the parties may not amend this Plan in a manner that materially adversely affects the interests of the Target Fund's shareholders with respect to that Reorganization. This Section shall not preclude the parties from changing the Valuation Time, Closing Date or the Effective Time of a Reorganization.

14. Waivers. At any time prior to the Closing Date, an Evergreen Fund Trust, WFA Master Trust or WFA Funds Trust may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it herein or (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Such parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

15. Limitation on Liabilities. The obligations of an Evergreen Fund Trust, WFA Master Trust or WFA Funds Trust shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of an Evergreen Fund Trust, WFA Master Trust or WFA Funds Trust personally, but shall bind only the Assets and property of the particular Fund, in respect of which the obligations arise. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Target Fund, Master Portfolio or Acquiring Fund as appropriate.

Each of the parties hereby acknowledges that use of this form of agreement, governing multiple Reorganizations by various Funds, is for ease of administration only, and it is hereby acknowledged and agreed that by executing this Plan WFA Funds Trust, WFA Master Trust and each Evergreen Fund Trust shall be deemed to have entered into and executed a separate agreement with respect to each of its Funds separately with the other Fund(s) (and only such other Fund(s)) with which this Plan contemplates it will enter into a Reorganization, Wells Fargo Funds Management, and Evergreen Investments, each such agreement containing terms and provisions identical to those contained in this Plan, and without reference to any other entity. Notwithstanding any other provision of this Plan, each Reorganization shall for all purposes be and be deemed to be entered into between the entities named on Annex A as parties to such Reorganization, Wells Fargo Funds Management, and Evergreen Investments, and no other person or entity, whether listed on Annex A or not, shall have any obligation or incur any liability in respect of such Reorganization. For clarity and without limiting the foregoing, where a series of shares of a Trust is a party to a Reorganization, the obligations under this Plan of such series (or of the Trust with respect to such series) in respect of such Reorganization shall be those of such series alone, and shall not be obligations of or binding on (or satisfied out of the assets of) the Trust generally or any other series of the Trust.

16. Indemnification. Each of WFA Master Trust and WFA Funds Trust with respect to each of its series that is a Master Portfolio or an Acquiring Fund agrees to indemnify and hold harmless each of the Corresponding Target Funds, the trustees of the Evergreen Fund Trust of which it is a series, and the officers and agents of such Evergreen Fund Trust (each, an "Indemnified Party" and collectively, the "Indemnified Parties") against any and all losses, claims, damages, liabilities, and reasonable expenses at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectus/Proxy Statement, the Acquiring Fund's prospectus or statement of additional information, or any amendment or supplement to any thereof, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact required to be stated therein or necessary to make the statements therein not misleading, including without limitation any amounts paid by any one or more of the Indemnified Parties in a compromise or settlement of any such claim, action, suit, or proceeding, or threatened claim, action, suit, or proceeding made with the consent of Acquiring Fund, such consent not to be unreasonably withheld; unless such statement or omission was made based on and in accordance with information furnished by the Indemnified Party in respect of a Target Fund in writing (including by any electronic communication) for use in the Registration Statement. An Indemnified Party will notify the Acquiring Fund in writing within thirty days after the receipt by such Indemnified Party of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 16. Each of WFA Master Trust and WFA Funds Trust with respect to each of its series that is a Master Portfolio or an Acquiring Fund shall be entitled to participate at its own expense in the defense of any action, suit, or other proceeding covered by this Section 16, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties in question the defense of any such action, suit, or other proceeding, and, if each of WFA Master Trust or WFA Funds Trust with respect to each of its series that is a Master Portfolio or an Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such action, suit, or other proceeding at their own expense (except as provided below in this paragraph). Notwithstanding the foregoing, counsel selected by an Indemnified Party shall conduct the defense of the Indemnified Party to the extent reasonably determined by such counsel to be necessary to protect the interests of the Indemnified Party, and each of WFA Master Trust or WFA Funds Trust shall indemnify the Indemnified Party for the expenses of such defense, if (1) the Indemnified Party reasonably determines that there may be a conflict between the positions of the Indemnified Party and the positions of any other Indemnified Party or other parties to the action, suit or other proceeding that are indemnified by WFA Master Trust or WFA Funds Trust or any of its affiliates and not represented by separate counsel, or the Indemnified Party otherwise reasonably concludes that representation of both the Indemnified Party and any such other Indemnified Parties or other parties by the same counsel would not be appropriate, or (2) the action, suit or proceeding involves the Indemnified Party, but not WFA Master Trust, WFA Funds Trust nor any such other Indemnified Party or other party who is indemnified by WFA Master Trust, WFA Fund Trust or any of its affiliates, and the Indemnified Party reasonably withholds consent to being represented by counsel selected by WFA Master Trust or WFA Funds Trust. If either WFA Master Trust or WFA Funds Trust shall not have elected to assume the defense of any such action, suit or proceeding for an Indemnified Party within thirty days after receiving written notice thereof from the Indemnified Party, WFA Master Trust or WFA Funds Trust shall be deemed to have waived any right it might otherwise have to assume such defense.

Each of WFA Master Trust and WFA Funds Trust's obligation with respect to any of its series that is a Master Portfolio or an Acquiring Fund under this Section 16 to indemnify and hold harmless the Indemnified Parties constitutes a guarantee of payment so that WFA Master Trust or WFA Funds Trust with respect to that Master Portfolio or an Acquiring Fund will pay in the first instance any losses, claims, damages, liabilities and reasonable expenses required to be paid by it under this Section 16 without the necessity of the Indemnified Parties first paying the same. Each of WFA Master Trust and WFA Funds Trust with respect to each of its series that is a Master Portfolio or an Acquiring Fund will promptly pay all expenses, including without limitation accountants' and counsel fees, incurred by an Indemnified Party from time to time in the defense or investigation of any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, upon demand by such Indemnified Party in advance of the final disposition of any such action, suit, or other proceeding; provided that the Indemnified Party shall have undertaken to repay the amounts so paid to him or her if it is ultimately determined by a court of competent jurisdiction upon a final, non-appealable adjudication that indemnification of such expenses is not authorized under this Section 16. The phrase "action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body," wherever used in this Section 16, includes without limitation any threatened, pending, or completed claim, demand, threat, discovery request, request for testimony or information, action, suit, arbitration, alternative dispute mechanism, review, hearing, or any formal or informal inquiry, exam, inspection, audit, or investigation, or any other proceeding, including any appeal from any of the foregoing, whether civil, criminal, administrative, regulatory, or investigative, and whether by or on behalf of any court, the SEC, or any other federal, state, or other governmental, regulatory, or administrative body, authority, or agency, or any self-regulatory organization, of any kind.

Notwithstanding the foregoing, nothing contained within this section or elsewhere in this Plan shall permit the payment of any indemnification of any Indemnified Party in respect of any matter as to which (and then only to the extent that) such Indemnified Party shall have been finally adjudicated in such action, suit, or other proceeding (such adjudication not being subject to appeal) to be liable to the Evergreen Fund in question or its shareholders by reason of such Indemnified Party's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Indemnified Party's office.

17. Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be sent by a reputable overnight express carrier, or by registered or certified mail, postage prepaid, addressed as follows or to such other address of which the parties may have given notice:

For each Evergreen Fund Trust with respect to any Target Fund:

Evergreen Investment Management Company
200 Berkeley Street,
Boston, Massachusetts 02116
Attn.: Legal Department

With a copy (which will not constitute notice) sent at the same time and by the same means to:

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624
Attention: Timothy W. Diggins

For WFA Funds Trust with respect to any Acquiring Fund and WFA Master Trust with respect to any Master Portfolio:

Karla M. Rabusch, President
Wells Fargo Funds Trust
Wells Fargo Master Trust
525 Market Street, 12th Floor
San Francisco, CA 94105

With a copy (which will not constitute notice) sent at the same time and by the same means to:

C. David Messman, Secretary
Wells Fargo Funds Trust
Wells Fargo Master Trust
45 Fremont Street, 26th Floor
San Francisco, CA 94105

1. Expenses. Evergreen Investments and Wells Fargo Funds Management hereby agree, jointly and severally, to bear all expenses incurred by any party hereto that are not otherwise borne by an affiliated person of Evergreen Investments or Wells Fargo Funds Management (which affiliated persons do not include any Fund of WFA Master Trust, WFA Funds Trust or an Evergreen Fund Trust) in connection with the Reorganization and with this Plan (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with the Reorganization), whether or not the Reorganization is consummated. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

19. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement and shall become effective when the counterparts have been executed by and delivered to all the parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

WELLS FARGO FUNDS TRUST
WELLS FARGO MASTER TRUST
for themselves and with respect to the Acquiring Funds and the Master Portfolios that are their series as listed in Annex A:

ATTEST:

By:
Name: C. David Messman    Name: Karla M. Rabusch
Title: Secretary                   Title: President

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

EVERGREEN SELECT EQUITY TRUST
EVERGREEN SELECT FIXED INCOME TRUST
for themselves and with respect to the Target Funds that are their series as listed in Annex A:

ATTEST:

By:
Name:                Name:
Title: Secretary    Title: President

WELLS FARGO FUNDS MANAGEMENT, LLC (a party to this Plan as to Section 18 only)

ATTEST:

By:
Name: C. David Messman   Name: Andrew Owen
Title: Secretary                  Title: Senior Vice President

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
(a party to this Plan as to Section 18 only)

ATTEST:

By:
Name:                 Name:
Title: Secretary     Title: Vice President

ANNEX A

REORGANIZATIONS
Evergreen Target Fund ("Target Fund")	Wells Fargo Master Trust Portfolio ("Master Portfolio")	Wells Fargo Funds Trust Fund ("Acquiring Fund")	Closing Date
Evergreen Equity Index Fund Class A Class B Class C Class I Class IS	Index Portfolio	Index Fund Class A Class B Class C (new class) Administrator Class Class A	July 16, 2010
Evergreen Core Bond Fund Class A Class B Class C Class I Class IS Class R	Total Return Bond Portfolio	Total Return Bond Fund Class A Class B Class C Institutional Class Class A Class R (new class)	July 9, 2010
Evergreen Short Intermediate Bond Fund Class A Class B Class C Class I Class IS	Total Return Bond Portfolio	Total Return Bond Fund Class A Class B Class C Administrator Class Class A	July 9, 2010

SCHEDULE A

MATERIAL AGREEMENTS

The following agreements shall be Material Agreements:

For the WFA Funds Trust and the WFA Master Trust:

Amended and Restated Declaration of Trust of the Wells Fargo Funds Trust dated March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999, November 5, 2002 and February 8, 2005.

Amended and Restated Declaration of Trust of the Wells Fargo Master Trust dated March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999, November 5, 2002 and February 8, 2005.

Amended and Restated Investment Advisory Agreement between Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management") and Wells Fargo Funds Trust, dated August 6, 2003, and amended October 1, 2005 and March 27, 2009, with Schedule A amended March 27, 2009.

Amended and Restated Investment Advisory Agreement between Wells Fargo Funds Management and Wells Fargo Master Trust, dated August 6, 2003, and amended October 1, 2005, with Schedule A amended August 12, 2009.

Amended and Restated Investment Sub-Advisory Contract among Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 1, 2001, with Schedule A amended August 12, 2009.

Amended and Restated Investment Sub-Advisory Contract among Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Master Trust, dated March 1, 2001 and amended March 31, 2006, with Schedule A amended November 14, 2008.

Amended and Restated Accounting Services Agreement and Amended and Restated Letter Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust and PFPC, Inc., each dated May 10, 2006, including Exhibit A amended June 2, 2009 and Exhibit B.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Funds Trust dated March 1, 2003, with Appendix A amended August 6, 2008.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Master Trust dated March 1, 2003, with Appendix A amended November 14, 2008.

Master Custodian Agreement among State Street Bank, N.A. and Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust dated August 10, 2009, with Appendix A and Schedules A, B, C and D.

Distribution Agreement between Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Trust, dated April 8, 2005, with Schedule I amended August 12, 2009.

Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by the Wells Fargo Funds Trust Board on March 28, 2008, with Appendix A amended June 2, 2009.

Expense Assumption Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management dated February 29, 2008, with Schedule A.
Amended and Restated Fee and Expense Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, dated October 3, 2008, with Schedule A amended March 1, 2009.

Shareholder Servicing Plan approved by the Board of Wells Fargo Fund Trust on March 27, 2009, with Appendix A amended June 2, 2009.
Amended and Restated Joint Fidelity Bond Allocation Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust amended and restated on May 1, 2006, with Appendix A amended November 14, 2008.

Placement Agency Agreement between Wells Fargo Funds Distributor, LLC and Wells Fargo Master Trust, dated April 8, 2005, with Schedule I amended November 14, 2008.

Rule 18f-3 Multi-Class Plan approved by the Board of Wells Fargo Funds Trust on March 26, 1999 and amended August 6, 2008, with Appendix A amended June 2, 2009 and Appendix B amended March 28, 2008.

Amended and Restated Securities Lending Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management and Wells Fargo Bank, N.A. amended and restated on November 1, 2008, with accompanying schedules and Letter regarding Account Revenues dated September 1, 2007.

Transfer Agency and Service Agreement among Boston Financial Data Services, Inc., Wells Fargo Funds Trust and Wells Fargo Variable Trust, dated April 11, 2005, amended on December 18, 2007 and Schedule A amended December 1, 2009.

For the Evergreen Fund Trusts:

EVERGREEN SELECT EQUITY TRUST
With respect to Evergreen Equity Index Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Equity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Equity Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Select Equity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company LLC, Evergreen Investment Services, Inc., and Evergreen Select Equity Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Equity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class IS Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT FIXED INCOME TRUST
With respect to Evergreen Core Bond Fund and Evergreen Short Intermediate Bond Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Fixed Income Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Fixed Income Trust and State Street Bank and Trust Company (dated 11/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Select Fixed Income Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Select Fixed Income Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Fixed Income Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Institutional Service Class Shares (dated 12/31/2008)

Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EXHIBIT A

WELLS FARGO FUNDS TRUST
WELLS FARGO MASTER TRUST
525 Market Street, 12th Floor
San Francisco, California 94105

[_____________, 2010]

To each of the Persons
Named on Appendix A
(each, a "Current Trustee" and
collectively, the "Current Trustees")

It is anticipated that in the future substantially all of the investment companies managed or sponsored by Evergreen Investment Management Company LLC ("EIMCO") or its affiliates (each, an "Evergreen Fund") will be reorganized in transactions involving in each case one or more acquiring Wells Fargo Advantage Funds (each, a "Wells Fargo Fund") that are part of Wells Fargo Funds Trust or Wells Fargo Master Trust (each, a "Trust"), in which the Evergreen Fund will not be the surviving legal entity (although it may be the so-called "accounting" or "performance" survivor). The other Evergreen Funds will not be so reorganized, but it is expected that (i) they will be liquidated or (ii) that the persons then serving as trustees of one or more Wells Fargo Funds will be elected to serve as trustees of those Evergreen Funds, and that the terms of office of some or all of the then-existing trustees of the Evergreen Funds will terminate.

Each Current Trustee serves as a trustee of the Evergreen Funds and may from time to time be subject to claims by or on behalf of, or actual or potential liabilities to, one or more of the Evergreen Funds, successors in interest to one or more of the Evergreen Funds, or other persons, relating directly or indirectly to his or her service as a trustee of the Evergreen Funds. The Evergreen Funds have, with the assistance of EIMCO or its affiliates, purchased insurance which may be available to the Current Trustees in the future to protect the Current Trustees against such claims or liabilities, and the costs of investigating and defending against them, and the Evergreen Funds [and/or the Wells Fargo Funds may purchase additional insurance in the future. In addition, the Current Trustees may have existing rights to receive advancement of expenses and/or be indemnified by one or more of the Evergreen Funds themselves for any costs, fees, expenses, damages, liabilities, or other losses incurred by them in connection with or as a result of such claims. All such existing rights to advancement of expenses and/or indemnification are hereinafter referred to as "Existing Rights".

It is anticipated that the surviving Wells Fargo Fund in each reorganization transaction involving an Evergreen Fund will assume the liabilities and obligations of the Evergreen Fund, including in respect of advancement of expenses and indemnification for the benefit of the Current Trustees.

In order to ensure that each Current Trustee maintains and preserves all Existing Rights in respect of advancement of expenses and indemnification, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, each Trust hereby irrevocably agrees with respect to each acquiring Wells Fargo Fund in respect of an Evergreen Fund that has been acquired by such acquiring Wells Fargo Fund as follows, for the benefit of each Current Trustee:

1(a) The Wells Fargo Fund shall indemnify and hold harmless each Current Trustee, together with each Current Trustee's heirs, executors, administrators, and personal representatives (each indemnified person referred to as a "Covered Person") against all costs, fees, expenses, damages, liabilities, or other losses, including but not limited to amounts paid in satisfaction of judgments, in settlement or other compromise, or as fines and penalties, and fees and expenses, including reasonable accountants' and counsel fees, incurred by such Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party, witness or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been a trustee of any Evergreen Fund, except with respect to any matter as to which (and then only to the extent that) such Covered Person shall have been finally adjudicated in such action, suit, or other proceeding (such adjudication not being subject to appeal) (i) not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of any Evergreen Fund; or (ii) to be liable to the Evergreen Fund in question or its shareholders by reason of such Covered Person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office; or (iii) for a criminal proceeding, to have had reasonable cause to believe that his or her conduct was unlawful (the conduct described in (i), (ii), and (iii) being referred to hereafter as "Disabling Conduct").

(b) Reasonable expenses, including without limitation accountants' and counsel fees so incurred by such Covered Person shall be paid promptly from time to time by the Wells Fargo Fund upon demand by any Covered Person in advance of the final disposition of any such action, suit, or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to him or her if it is ultimately determined by a court of competent jurisdiction upon a final, non-appealable adjudication that indemnification of such expenses is not authorized under this letter agreement because such expenses were the direct result of such Current Trustee's Disabling Conduct. Notwithstanding the foregoing, nothing contained within this section or elsewhere in this letter agreement shall permit the payment of any indemnification of any Covered Person to the extent prohibited by the Investment Company Act of 1940 or any other law, rule, or regulation to which the acquiring Wells Fargo Fund is bound.

(c) The phrase "action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body," wherever used in this letter agreement, includes without limitation any threatened, pending, or completed claim, demand, threat, discovery request, request for testimony or information, action, suit, arbitration, alternative dispute mechanism, review, hearing, or any formal or informal inquiry, exam, inspection, audit, or investigation, or any other proceeding, including any appeal from any of the foregoing, whether civil, criminal, administrative, regulatory, or investigative, and whether by or on behalf of any court, the Securities and Exchange Commission, or any other federal, state, or other governmental, regulatory, or administrative body, authority, or agency, or any self-regulatory organization, of any kind.

2. To the extent that any Covered Person is, by reason of a Current Trustee's service to an Evergreen Fund, a witness for any reason in any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or any federal, state, or other governmental, regulatory, or administrative body, authority or agency, or any self-regulatory organization, of any kind, to which such Covered Person is not a party, such Covered Person shall be indemnified against, and the Wells Fargo Fund will advance to the Covered Person upon demand payment for, any and all expenses, including reasonable accountants' or counsel fees, actually and reasonably incurred or expected to be incurred by such Covered Person in connection therewith.

3.(a) If and to the extent that proceeds of any insurance or of any rights to indemnification to which a Covered Person is entitled are in the actual possession or control of the Covered Person and are currently available to pay any liabilities and expenses as to which the Wells Fargo Fund has an indemnification obligation under this letter agreement, the amount of the indemnification obligation of the Wells Fargo Fund under this letter agreement in respect of such liability or expense along with any future liabilities and expenses as to which the Wells Fargo Fund has an indemnification obligation under this letter agreement, in total, shall be reduced by the amount of such proceeds in the actual possession or control of the Covered Person and available for such payment.

(b) If and to the extent that, after the Wells Fargo Fund has paid amounts to a Covered Person by way of indemnification under this letter agreement in respect of any liability or expense, proceeds of any insurance or of any other rights to indemnification to which a Covered Person is entitled in respect of such liability or expense come into the actual possession or control of the Covered Person and are currently available for payment by the Covered Person to the Wells Fargo Fund and are not available (and will not become available) to pay or reimburse the Covered Person for any present or anticipated liability or expense for which the Wells Fargo Fund has not previously provided indemnity under this letter agreement, then the Covered Person shall repay to the Wells Fargo Fund any amounts previously paid to him by the Wells Fargo Fund by way of indemnification under this letter agreement up to the amount of such proceeds in the actual possession or control of the Covered Person and available for such payment.

(c) If a Covered Person actually becomes aware that any insurance or indemnification rights are available to the Covered Person to pay, or to reimburse the payment of, any liability or expense for which the Wells Fargo Fund has previously provided indemnification under this letter agreement or may be called upon to provide indemnification under this letter agreement, then such Covered Person shall provide notice of such insurance or indemnification right in writing to the Wells Fargo Fund, upon reasonable request by the Wells Fargo Fund and at the expense of the Wells Fargo Fund, take such reasonable steps as the Wells Fargo Fund may specify to obtain the benefit of such insurance or indemnification rights in respect of such liability or expense; provided, however, that the Wells Fargo Fund may not delay payment for any reason and shall not be relieved from its indemnification obligations under this letter agreement while any efforts to obtain such benefit are pending.

4. The right of indemnification provided by this letter agreement shall not expand, diminish or otherwise affect Existing Rights of any Current Trustee, and shall not be exclusive of and shall not expand, diminish or otherwise affect any other rights to which any Covered Person may be entitled. Nothing contained in this letter agreement shall affect any other right to indemnification to which any Covered Person may be entitled by contract or otherwise.

5. Each Trust and each acquiring Wells Fargo Fund is committing on its own behalf to its obligations under this letter agreement separately from each other Trust and acquiring Wells Fargo Fund and not jointly or jointly and severally. For the sake of clarity, no Wells Fargo Fund shall be liable for the obligations of an Evergreen Fund that has been acquired by an other acquiring Wells Fargo Fund. This letter agreement is binding upon all successors of each Wells Fargo Fund.

6. If any provision of this letter agreement shall be held to be invalid, illegal, or unenforceable, in whole or in part, for any reason whatsoever, (i) the validity, legality, and enforceability of the remaining provisions (including, without limitation, each portion of this letter agreement containing any provision that is not by itself invalid, illegal, or unenforceable) shall not in any way be affected or impaired thereby, and (ii) to the fullest extent possible, the remaining provisions of this letter agreement shall be construed so as to give effect to the intent manifested by the provision held invalid, illegal, or unenforceable.

7. No supplement, modification, or amendment of this letter agreement shall be binding unless executed in writing by all of the parties (or their respective successors or legal representatives) hereto. Any waiver by any party of any breach of any other party of any provision contained in this letter agreement to be performed by such other party must be in writing and signed by the waiving party (or such party's successor or legal representative), and no such waiver shall be deemed a waiver of similar or other provisions at the same or any previous or subsequent time.

8. This letter agreement may be executed in one or more counterparts, each of which shall be an original, and all of which when taken together shall constitute one agreement. This letter agreement shall be governed by and construed and enforced in accordance with the laws of the State of Delaware without reference to principles of conflict of laws.

9. Each Trust hereby submits to the exclusive jurisdiction of the Court of Chancery of the State of Delaware, or, if jurisdiction will not lie in such Court, in the superior court of the State of Delaware or the federal district court located in Delaware, with respect to any action, suit, or proceeding with respect to this letter agreement.

Each Trust, with respect to each Wells Fargo Fund, acknowledges and agrees that each Current Trustee may rely on the Wells Fargo Fund's undertakings in this letter agreement.

Very truly yours,

WELLS FARGO FUNDS TRUST
WELLS FARGO MASTER TRUST

By:__________________________
Name:
Tile:

Agreed and Accepted:

____________________________
[signature line for each Trustee]

Appendix A

[Names of Evergreen Trustees as of June 30, 2010]

Exhibit B

Comparison of the Funds' Fundamental Investment Policies

Borrowing
Target Fund(s)	Acquiring Fund
Evergreen Equity Index Fund	Wells Fargo Advantage Index Fund
Evergreen Fundamental Mid Cap Value Fund	Wells Fargo Advantage Mid Cap Disciplined Fund
Evergreen Mid Cap Growth Fund	Wells Fargo Advantage Mid Cap Growth Fund
Evergreen Short-Intermediate Municipal Bond Fund	Wells Fargo Advantage Short-Term Municipal Bond Fund
Evergreen Intermediate Municipal Bond Fund	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund	Wells Fargo Advantage Municipal Bond Fund
Evergreen California Municipal Bond Fund	Wells Fargo Advantage California Tax-Free Fund
Evergreen U.S. Government Fund	Wells Fargo Advantage Government Securities Fund
Evergreen International Equity Fund	Wells Fargo Advantage International Core Fund
The Fund may not borrow money, except to the extent permitted by applicable law. Further Explanation of Borrowing Policy: Under the 1940 Act generally, the Fund may borrow from banks in an amount up to 33 1/3% of its total assets (including amounts borrowed) for any reason, and the Fund may also borrow up to an additional 5% of its total assets from banks or others for temporary or emergency purposes. The Fund may also borrow from certain other Evergreen funds pursuant to applicable exemptive relief, within the limitations described above.	The Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.

Commodities
Target Fund(s)	Acquiring Fund
Evergreen Equity Index Fund	Wells Fargo Advantage Index Fund
Evergreen Fundamental Mid Cap Value Fund	Wells Fargo Advantage Mid Cap Disciplined Fund
Evergreen Mid Cap Growth Fund	Wells Fargo Advantage Mid Cap Growth Fund
Evergreen Short-Intermediate Municipal Bond Fund	Wells Fargo Advantage Short-Term Municipal Bond Fund
Evergreen Intermediate Municipal Bond Fund	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund	Wells Fargo Advantage Municipal Bond Fund
Evergreen California Municipal Bond Fund	Wells Fargo Advantage California Tax-Free Fund
Evergreen U.S. Government Fund	Wells Fargo Advantage Government Securities Fund
Evergreen International Equity Fund	Wells Fargo Advantage International Core Fund
The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.	The Fund may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposed of this restriction, (ii) this restrictions does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Concentration
Target Fund(s)	Acquiring Fund
Evergreen Fundamental Mid Cap Value Fund	Wells Fargo Advantage Mid Cap Disciplined Fund
Evergreen Mid Cap Growth Fund	Wells Fargo Advantage Mid Cap Growth Fund
Evergreen U.S. Government Fund	Wells Fargo Advantage Government Securities Fund
The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).
Further Explanation of Concentration Policy: The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).	The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements.

Concentration
Target Fund(s)	Acquiring Fund
Evergreen Equity Index Fund	Wells Fargo Advantage Index Fund
The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).
Further Explanation of Concentration Policy: The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).	The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, or (iv) repurchase agreements, and (v) the Fund reserves the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period.

Concentration
Target Fund(s)	Acquiring Fund
Evergreen Short-Intermediate Municipal Bond Fund	WFA Short-Term Municipal Bond Fund
Evergreen Intermediate Municipal Bond Fund	WFA Intermediate Tax/AMT-Free Fund
Evergreen California Municipal Bond Fund	WFA California Tax-Free Fund
Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund	WFA Municipal Bond
The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).
Further Explanation of Concentration Policy: The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).	The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the fund's total assets, provided that (i) this restriction does not limit a Fund's investments in securities of other investment companies, (ii) this restriction does not limit a Fund's investments in municipal securities, (iii) each Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non- government issuers conducting their principal business activity in the same industry; and (iv) each Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects.

Concentration
Target Fund(s)	Acquiring Fund
Evergreen International Equity Fund	WFA International Core Fund
The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).
Further Explanation of Concentration Policy: The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).	The Funds may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal 25% of the current value of the Fund's total assets, provided that there is no limitation with respect to investment in (i) securities issued or guaranteed by the United States Government, its agencies or instrumentalities, (ii) municipal securities, or (iii) securities of other investment companies, and (iv) repurchase agreements.

Diversification
Target Fund(s)	Acquiring Fund
Evergreen Equity Index Fund	Wells Fargo Advantage Index Fund
Evergreen Fundamental Mid Cap Value Fund	Wells Fargo Advantage Mid Cap Disciplined Fund
Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund	Wells Fargo Advantage Municipal Bond Fund
Evergreen Intermediate Municipal Bond Fund	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Evergreen International Equity Fund	Wells Fargo Advantage International Core Fund
Evergreen Mid Cap Growth Fund	Wells Fargo Advantage Mid Cap Growth Fund
Evergreen Short-Intermediate Municipal Bond Fund	Wells Fargo Advantage Short-Term Municipal Bond Fund
Evergreen U.S. Government Fund	Wells Fargo Advantage Government Securities Fund
The Fund may not make any investment that is inconsistent with the Fund's classification as a diversified investment company under the 1940 Act.
Further Explanation of Diversification Policy: To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. The 5% and 10% limitations do not apply to (1) the Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities, and (3) shares of other investment companies.	The Fund may not purchase securities of any issuer if, as a result, with respect to 75% of a fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

Non-Diversification
Target Fund	Acquiring Fund
Evergreen California Municipal Bond Fund	Wells Fargo Advantage California Tax-Free Fund
Each Fund may not make any investment that is inconsistent with its classification as a non-diversified investment company under the 1940 Act.
Further Explanation of Non-Diversified Funds: A non-diversified investment company is not limited by the 1940 Act as to the amount of assets that may be invested in any one issuer. However, in order to qualify as a regulated investment company for tax purposes, each Fund may have no more than 25% of its total assets invested in the securities (other than securities of the U.S, government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer. In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, or invest in more than 10% of the voting securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, determined at the time of purchase.	The Fund is a non-diversified investment company under the 1940 Act.

Issuing Senior Securities
Target Fund(s)	Acquiring Fund
Evergreen California Municipal Bond Fund	Wells Fargo Advantage California Tax-Free Fund
Evergreen Equity Index Fund	Wells Fargo Advantage Index Fund
Evergreen Fundamental Mid Cap Value Fund	Wells Fargo Advantage Mid Cap Disciplined Fund
Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund	Wells Fargo Advantage Municipal Bond Fund
Evergreen Intermediate Municipal Bond Fund	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Evergreen International Equity Fund	Wells Fargo Advantage International Core Fund
Evergreen Mid Cap Growth Fund	Wells Fargo Advantage Mid Cap Growth Fund
Evergreen Short-Intermediate Municipal Bond Fund	Wells Fargo Advantage Short-Term Municipal Bond Fund
Evergreen U.S. Government Fund	Wells Fargo Advantage Government Securities Fund
Except as permitted under the 1940 Act, the Fund may not issue senior securities.	The Fund may not issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and nay exemptive orders obtained thereunder.

Lending
Target Fund(s)	Acquiring Fund
Evergreen Equity Index Fund	Wells Fargo Advantage Index Fund
Evergreen Fundamental Mid Cap Value Fund	Wells Fargo Advantage Mid Cap Disciplined Fund
Evergreen Mid Cap Growth Fund	Wells Fargo Advantage Mid Cap Growth Fund
Evergreen Short-Intermediate Municipal Bond Fund	Wells Fargo Advantage Short-Term Municipal Bond Fund
Evergreen Intermediate Municipal Bond Fund	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund	Wells Fargo Advantage Municipal Bond Fund
Evergreen California Municipal Bond Fund	Wells Fargo Advantage California Tax-Free Fund
Evergreen U.S. Government Fund	Wells Fargo Advantage Government Securities Fund
Evergreen International Equity Fund	Wells Fargo Advantage International Core Fund
The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.
Further Explanation of Lending Policy: To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders. When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash, cash equivalents or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans. The Funds have the ability to lend cash to other Evergreen funds, in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission (the "SEC") on November 20, 2001 (Rel. No. 25217-812-11592).	The Fund may not make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

Real Estate
Target Fund(s)	Acquiring Fund
Evergreen Equity Index Fund	Wells Fargo Advantage Index Fund
Evergreen Fundamental Mid Cap Value Fund	Wells Fargo Advantage Mid Cap Disciplined Fund
Evergreen Mid Cap Growth Fund	Wells Fargo Advantage Mid Cap Growth Fund
Evergreen Short-Intermediate Municipal Bond Fund	Wells Fargo Advantage Short-Term Municipal Bond Fund
Evergreen Intermediate Municipal Bond Fund	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund	Wells Fargo Advantage Municipal Bond Fund
Evergreen California Municipal Bond Fund	Wells Fargo Advantage California Tax-Free Fund
Evergreen U.S. Government Fund	Wells Fargo Advantage Government Securities Fund
Evergreen International Equity Fund	Wells Fargo Advantage International Core Fund
The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.
Further explanation of Real Estate Policy: Each Fund may acquire or dispose of real estate or interest in real estate acquired through the exercise of its rights as the holder of debt obligations secured by real estate or interest therein.	The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Underwriting
Target Fund(s)	Acquiring Fund
Evergreen Equity Index Fund	Wells Fargo Advantage Index Fund
Evergreen Fundamental Mid Cap Value Fund	Wells Fargo Advantage Mid Cap Disciplined Fund
Evergreen Mid Cap Growth Fund	Wells Fargo Advantage Mid Cap Growth Fund
Evergreen Short-Intermediate Municipal Bond Fund	Wells Fargo Advantage Short-Term Municipal Bond Fund
Evergreen Intermediate Municipal Bond Fund	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund	Wells Fargo Advantage Municipal Bond Fund
Evergreen California Municipal Bond Fund	Wells Fargo Advantage California Tax-Free Fund
Evergreen U.S. Government Fund	Wells Fargo Advantage Government Securities Fund
Evergreen International Equity Fund	Wells Fargo Advantage International Core Fund
The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.	The Fund may not underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof of from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting.

Investments in Federally Tax-Exempt Securities
Target Fund(s)	Acquiring Fund
Evergreen California Municipal Bond Fund	Wells Fargo Advantage California Tax-Free Fund
Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund	Wells Fargo Advantage Municipal Bond Fund
Evergreen Intermediate Municipal Bond Fund	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Evergreen Short-Intermediate Municipal Bond Fund	Wells Fargo Advantage Short-Term Municipal Bond Fund
As appropriate, the Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the SEC or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.	Each of the Wells Fargo Advantage California Tax-Free Fund and the Wells Fargo Advantage Intermediate Tax/AMT-Free Fund may not invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (including federal alternative minimum tax ("AMT")), and (ii) for the state specific Funds, in investment the income from which is also exempt from such state's income tax. Each of the Wells Fargo Advantage Short-Term Municipal Bond Fund and Wells Fargo Advantage Municipal Bond Fund may not invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax, but not necessarily the federal alternative minimum tax.

Exhibit C

Additional Target and Acquiring Fund Expense Information

The Annual Fund Operating Expenses tables and the examples that follow are based upon the actual expenses incurred by the Target and Acquiring Funds during their most recently completed fiscal year. The pro forma Annual Fund Operating Expenses table for the Acquiring Fund shows you what the annual operating expenses would have been for the Acquiring Fund for the period covered by the Fund's most recent financial statements, assuming the Merger had taken place at the beginning of the period. See the section entitled "Financial Statements" in this prospectus/proxy statement for the date of the most recent financial statements.

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. The pro forma expense table below labeled "Wells Fargo Advantage Municipal Bond Fund (Pro Forma Assuming Merger of Both Target Funds with Acquiring Fund)" shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the period covered by the Target Fund's most recent financial statements, assuming the Mergers of both Target Funds with the Acquiring Fund had taken place at the beginning of that period. If the Merger of Evergreen Municipal Bond Fund with the Acquiring Fund was the only Merger proposed, the pro forma expenses shown would have been approximately the same. The pro forma expense table below labeled "Wells Fargo Advantage Municipal Bond Fund (Pro Forma Assuming Merger of Evergreen High Income Municipal Bond Fund Only with Acquiring Fund)" shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the period covered by the Target Fund's most recent financial statements, assuming only the Merger of Evergreen High Income Municipal Bond Fund with the Acquiring Fund had taken place at the beginning of that period.

EVERGREEN EQUITY INDEX FUND INTO WELLS FARGO ADVANTAGE INDEX FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Equity Index Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[1]
Class A	0.32%	0.25%	0.48%	1.05%
Class B	0.32%	1.00%	0.48%	1.80%
Class C	0.32%	1.00%	0.48%	1.80%
Class I	0.32%	0.00%	0.48%	0.80%
Class IS	0.32%	0.25%	0.48%	1.05%
1	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.52% for Class A, 1.27% for Class B, 1.27% for Class C, 0.27% for Class I, and 0.52% for Class IS. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage Index Fund
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.09%	0.00%	0.64%	0.73%	(0.11%)	0.62%
Class B	0.09%	0.75%	0.64%	1.48%	(0.11%)	1.37%
Administrator Class	0.09%	0.00%	0.31%	0.40%	(0.15%)	0.25%
1	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Includes gross expenses allocated from the master porfolio in which the Fund invests.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	Funds Management has committed through 1/31/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Index Fund
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.09%	0.00%	0.59%	0.68%	(0.12%)	0.56%
Class B	0.09%	0.75%	0.59%	1.43%	(0.12%)	1.31%
Class C	0.09%	0.75%	0.59%	1.43%	(0.12%)	1.31%
Administrator Class	0.09%	0.00%	0.28%	0.37%	(0.12%)	0.25%
1	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
2	Includes gross expenses allocated from the master porfolio in which the Fund invests.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Equity Index Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class IS	Class B	Class C
1 Year	$577	$683	$283	$82	$107	$183	$183
3 Years	$793	$866	$566	$255	$334	$566	$566
5 Years	$1,027	$1,175	$975	$444	$579	$975	$975
10 Years	$1,697	$1,919	$2,116	$990	$1,283	$1,919	$2,116

Wells Fargo Advantage Index Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Administrator Class		Class B
1 Year	$635	$639	$26		$139
3 Years	$785	$757	$113		$457
5 Years	$947	$998	$209		$798
10 Years	$1,420	$1,457	$491		$1,457

Wells Fargo Advantage Index Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Class B	Class C
1 Year	$629	$633	$233	$26	$133	$133
3 Years	$744	$715	$415	$80	$415	$415
5 Years	$897	$946	$746	$170	$746	$746
10 Years	$1,339	$1,475	$1,680	$431	$1,475	$1,680

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND INTO WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Fundamental Mid Cap Value Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses1,[2]
Class A	0.65%	0.25%	8.69%	0.04%	9.63%
Class B	0.65%	1.00%	8.69%	0.04%	10.38%
Class C	0.65%	1.00%	8.69%	0.04%	10.38%
Class I	0.65%	0.00%	8.69%	0.04%	9.38%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.29% for Class A, 2.04% for Class B, 2.04% for Class C and 1.04% for Class I. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage Mid Cap Disciplined Fund
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.75%	0.00%	0.60%	0.01%	1.36%	(0.10%)	1.26%
Class C	0.75%	0.75%	0.57%	0.01%	2.08%	(0.07%)	2.01%
Institutional Class	0.74%	0.00%	0.18%	0.01%	0.93%	(0.02%)	0.91%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed through 2/28/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Mid Cap Disciplined Fund (Pro Forma)
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.70%	0.00%	0.58%	0.01%	1.29%	(0.03%)	1.26%
Class C	0.70%	0.75%	0.58%	0.01%	2.04%	(0.03%)	2.01%
Institutional Class	0.70%	0.00%	0.15%	0.01%	0.86%	0.00%	0.86%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 1.25% for Class A, 2.00% for Class C, and 0.87% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Fundamental Mid Cap Value Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$1,462	$1,510	$1,110	$917	$1,010	$1,010
3 Years	$3,114	$3,170	$2,870	$2,634	$2,870	$2,870
5 Years	$4,616	$4,735	$4,535	$4,203	$4,535	$4,535
10 Years	$7,804	$7,893	$7,975	$7,562	$7,893	$7,975

Wells Fargo Advantage Mid Cap Disciplined Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class C	Institutional Class		Class C
1 Year	$696	$304	$93		$204
3 Years	$972	$645	$294		$645
5 Years	$1,268	$1,112	$513		$1,112
10 Years	$2,108	$2,405	$1,141		$2,405

Wells Fargo Advantage Mid Cap Disciplined Fund (Pro Forma)
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class C	Institutional Class		Class C
1 Year	$696	$304	$88		$204
3 Years	$952	$630	$274		$630
5 Years	$1,233	$1,089	$477		$1,089
10 Years	$2,034	$2,361	$1,061		$2,361

EVERGREEN MID CAP GROWTH FUND INTO WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Mid Cap Growth Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses[1]
Class A	0.51%	0.25%	0.43%	1.19%
Class B	0.51%	1.00%	0.43%	1.94%
Class C	0.51%	1.00%	0.43%	1.94%
Class I	0.51%	0.00%	0.43%	0.94%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Mid Cap Growth Fund
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.75%	0.00%	0.77%	0.01%	1.53%	(0.17%)	1.36%
Class B	0.75%	0.75%	0.77%	0.01%	2.28%	(0.17%)	2.11%
Class C	0.75%	0.75%	0.77%	0.01%	2.28%	(0.17%)	2.11%
Institutional Class	0.75%	0.00%	0.30%	0.01%	1.06%	(0.15%)	0.91%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed through 2/28/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Mid Cap Growth Fund (Pro Forma)
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.70%	0.00%	0.65%	0.01%	1.36%	(0.17%)	1.19%
Class B	0.70%	0.75%	0.65%	0.01%	2.11%	(0.17%)	1.94%
Class C	0.70%	0.75%	0.65%	0.01%	2.11%	(0.17%)	1.94%
Institutional Class	0.70%	0.00%	0.22%	0.01%	0.93%	(0.07%)	0.86%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Mid Cap Growth Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$689	$697	$297	$96	$197	$197
3 Years	$931	$909	$609	$300	$609	$609
5 Years	$1,192	$1,247	$1,047	$520	$1,047	$1,047
10 Years	$1,935	$2,070	$2,264	$1,155	$2,070	$2,264

Wells Fargo Advantage Mid Cap Growth Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Institutional Class	Class B	Class C
1 Year	$706	$714	$314	$93	$214	$214
3 Years	$1,015	$1,096	$696	$322	$696	$696
5 Years	$1,346	$1,405	$1,205	$570	$1,205	$1,205
10 Years	$2,280	$2,411	$2,602	$1,281	$2,411	$2,602

Wells Fargo Advantage Mid Cap Growth Fund (Pro Forma)
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Institutional Class	Class B	Class C
1 Year	$689	$697	$297	$88	$197	$197
3 Years	$931	$909	$609	$274	$609	$609
5 Years	$1,228	$1,285	$1,085	$493	$1,085	$1,085
10 Years	$2,072	$2,206	$2,399	$1,123	$2,206	$2,399

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND INTO WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Short-Intermediate Municipal Bond Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[1]
Class A	0.40%	0.25%	0.22%	0.87%
Class B	0.40%	1.00%	0.22%	1.62%
Class C	0.40%	1.00%	0.22%	1.62%
Class I	0.40%	0.00%	0.22%	0.62%
1	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.82% for Class A. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage Short-Term Municipal Bond Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.34%	0.00%	0.53%	0.87%	(0.27%)	0.60%
Class C	0.33%	0.75%	0.53%	1.61%	(0.26%)	1.35%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed through 10/31/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Short Term Municipal Bond Fund (Pro Forma)
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.32%	0.00%	0.49%	0.81%	(0.21%)	0.60%
Class C	0.32%	0.75%	0.49%	1.56%	(0.21%)	1.35%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Short-Intermediate Municipal Bond Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$312	$365	$265	$63	$165	$165
3 Years	$496	$611	$511	$199	$511	$511
5 Years	$696	$881	$881	$346	$881	$881
10 Years	$1,273	$1,537	$1,922	$774	$1,537	$1,922

Wells Fargo Advantage Short-Term Municipal Bond Fund
		Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$359	$237	$137
3 Years	$543	$483	$483
5 Years	$742	$852	$852
10 Years	$1,316	$1,889	$1,889

Wells Fargo Advantage Short Term Municipal Bond Fund (Pro Forma)
		Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$359	$237	$137
3 Years	$486	$428	$428
5 Years	$673	$787	$787
10 Years	$1,212	$1,800	$1,800

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND INTO WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Intermediate Municipal Bond Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.49%	0.25%	0.21%	0.95%
Class B	0.49%	1.00%	0.21%	1.70%
Class C	0.49%	1.00%	0.21%	1.70%
Class I	0.49%	0.00%	0.21%	0.70%
Class IS	0.49%	0.25%	0.21%	0.95%

Wells Fargo Advantage Intermediate Tax-Free Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.35%	0.00%	0.55%	0.90%	(0.20%)	0.70%
Class C	0.35%	0.75%	0.53%	1.63%	(0.18%)	1.45%
Administrator Class	0.35%	0.00%	0.43%	0.78%	(0.18%)	0.60%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed through 10/31/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Intermediate Tax/AMT-Free Bond Fund (Pro Forma)
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.34%	0.00%	0.50%	0.84%	(0.14%)	0.70%
Class C	0.34%	0.75%	0.50%	1.59%	(0.14%)	1.45%
Administrator Class	0.34%	0.00%	0.44%	0.78%	(0.18%)	0.60%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Intermediate Municipal Bond Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class IS	Class B	Class C
1 Year	$567	$673	$273	$72	$97	$173	$173
3 Years	$763	$836	$536	$224	$303	$536	$536
5 Years	$976	$1,123	$923	$390	$525	$923	$923
10 Years	$1,586	$1,810	$2,009	$871	$1,166	$1,810	$2,009

Wells Fargo Advantage Intermediate Tax/AMT Free Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class C	Administrator Class		Class C
1 Year	$369	$248	$61		$148
3 Years	$559	$497	$231		$497
5 Years	$765	$870	$416		$870
10 Years	$1,357	$1,918	$949		$1,918

Wells Fargo Advantage Intermediate Tax/AMT-Free Bond Fund (Pro Forma)
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class C	Administrator Class		Class C
1 Year	$369	$248	$61		$148
3 Years	$517	$459	$192		$459
5 Years	$710	$824	$377		$824
10 Years	$1,266	$1,852	$913		$1,852

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND AND EVERGREEN MUNICIPAL BOND FUND INTO WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen High Income Municipal Bond Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses[1]
Class A	0.47%	0.25%	0.27%	0.99%
Class B	0.47%	1.00%	0.27%	1.74%
Class C	0.47%	1.00%	0.27%	1.74%
Class I	0.47%	0.00%	0.27%	0.74%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Evergreen Municipal Bond Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[1]
Class A	0.31%	0.25%	0.26%	0.82%
Class B	0.31%	1.00%	0.26%	1.57%
Class C	0.31%	1.00%	0.26%	1.57%
Class I	0.31%	0.00%	0.26%	0.57%
1	Total Annual Fund Operating Expenses listed above include 0.06% of interest expense. Excluding interest expense, Total Annual Fund Operating Expenses would be 0.76% for Class A, 1.51% for Class B, 1.51% for Class C, and 0.51% for Class I.

Wells Fargo Advantage Municipal Bond Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.35%	0.00%	0.54%	0.89%	(0.14%)	0.75%
Class B	0.35%	0.75%	0.54%	1.64%	(0.14%)	1.50%
Class C	0.35%	0.75%	0.54%	1.64%	(0.14%)	1.50%
Administrator Class	0.35%	0.00%	0.46%	0.81%	(0.21%)	0.60%
Institutional Class	0.35%	0.00%	0.17%	0.52%	(0.02%)	0.50%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed through 10/31/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Municipal Bond Fund (Pro Forma Assuming Merger of Both Target Funds with Acquiring Fund)
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.32%	0.00%	0.49%	0.81%	(0.06%)	0.75%
Class B	0.32%	0.75%	0.49%	1.56%	(0.06%)	1.50%
Class C	0.32%	0.75%	0.49%	1.56%	(0.06%)	1.50%
Administrator Class	0.32%	0.00%	0.43%	0.75%	(0.15%)	0.60%
Institutional Class	0.32%	0.00%	0.16%	0.48%	0.00%	0.48%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.75% for Class A, 1.50% for Class B, 1.50% for Class C, 0.60% for Administrator Class, and 0.50% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Municipal Bond Fund (Pro Forma Assuming Merger of Evergreen High Income Municipal Bond Fund Only with Acquiring Fund)
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.34%	0.00%	0.50%	0.84%	(0.09%)	0.75%
Class B	0.34%	0.75%	0.50%	1.59%	(0.09%)	1.50%
Class C	0.34%	0.75%	0.50%	1.59%	(0.09%)	1.50%
Administrator Class	0.34%	0.00%	0.44%	0.78%	(0.18%)	0.60%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen High Income Municipal Bond Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$571	$677	$277	$76	$177	$177
3 Years	$775	$848	$548	$237	$548	$548
5 Years	$996	$1,144	$944	$411	$944	$944
10 Years	$1,630	$1,853	$2,052	$918	$1,853	$2,052

Evergreen Municipal Bond Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$555	$660	$260	$58	$160	$160
3 Years	$724	$796	$496	$183	$496	$496
5 Years	$908	$1,055	$855	$318	$855	$855
10 Years	$1,440	$1,666	$1,867	$714	$1,666	$1,867

Wells Fargo Advantage Municipal Bond Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Institutional Class	Class B	Class C
1 Year	$523	$653	$253	$61	$51	$153	$153
3 Years	$708	$804	$502	$238	$165	$504	$502
5 Years	$908	$1,079	$874	$429	$289	$1,079	$874
10 Years	$1,484	$1,637	$1,922	$982	$651	$1,637	$1,922

Wells Fargo Advantage Municipal Bond Fund (Pro Forma Assuming Merger of Both Target Funds with Acquiring Fund)
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Institutional Class	Class B	Class C
1 Year	$523	$653	$253	$61	$49	$153	$153
3 Years	$679	$774	$474	$192	$154	$474	$474
5 Years	$862	$1,032	$832	$370	$269	$832	$832
10 Years	$1,390	$1,543	$1,840	$886	$604	$1,543	$1,840

Wells Fargo Advantage Municipal Bond Fund (Pro Forma Assuming Merger of Evergreen High Income Municipal Bond Fund Only with Acquiring Fund)
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Class B	Class C
1 Year	$523	$653	$253	$61	$153	$153
3 Years	$679	$774	$474	$192	$474	$474
5 Years	$868	$1,039	$839	$377	$839	$839
10 Years	$1,415	$1,569	$1,865	$913	$1,569	$1,865

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND INTO WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen California Municipal Bond Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses[1]
Class A	0.35%	0.25%	0.26%	0.86%
Class B	0.35%	1.00%	0.26%	1.61%
Class C	0.35%	1.00%	0.26%	1.61%
Class I	0.35%	0.00%	0.26%	0.61%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage California Tax-Free Fund
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.35%	0.00%	0.53%	0.88%	(0.08%)	0.80%
Class B	0.35%	0.75%	0.54%	1.64%	(0.09%)	1.55%
Class C	0.35%	0.75%	0.53%	1.63%	(0.08%)	1.55%
Administrator Class	0.35%	0.00%	0.46%	0.81%	(0.26%)	0.55%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed through 10/31/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage California Tax-Free Fund (Pro Forma)
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.34%	0.00%	0.50%	0.84%	(0.09%)	0.75%
Class B	0.34%	0.75%	0.50%	1.59%	(0.09%)	1.50%
Class C	0.34%	0.75%	0.50%	1.59%	(0.09%)	1.50%
Administrator Class	0.34%	0.00%	0.44%	0.78%	(0.23%)	0.55%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen California Municipal Bond Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$559	$664	$264	$62	$164	$164
3 Years	$736	$808	$508	$195	$508	$508
5 Years	$929	$1,076	$876	$340	$876	$876
10 Years	$1,485	$1,710	$1,911	$762	$1,710	$1,911

Wells Fargo Advantage California Tax-Free Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class Administrator	Class B	Class C
1 Year	$528	$658	$258	$56	$158	$158
3 Years	$710	$808	$506	$233	$508	$506
5 Years	$908	$1,083	$879	$424	$1,083	$879
10 Years	$1,478	$1,638	$1,926	$977	$1,638	$1,926

Wells Fargo Advantage California Tax-Free Fund (Pro Forma)
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Class B	Class C
1 Year	$523	$653	$253	$56	$153	$153
3 Years	$679	$774	$474	$176	$474	$474
5 Years	$868	$1,039	$839	$362	$839	$839
10 Years	$1,415	$1,569	$1,865	$898	$1,569	$1,865

EVERGREEN U.S. GOVERNMENT FUND INTO WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen U.S. Government Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses[1]
Class A	0.40%	0.25%	0.23%	0.02%	0.90%
Class B	0.40%	1.00%	0.23%	0.02%	1.65%
Class C	0.40%	1.00%	0.23%	0.02%	1.65%
Class I	0.40%	0.00%	0.23%	0.02%	0.65%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Government Securities Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.37%	0.00%	0.54%	0.01%	0.92%	(0.01%)	0.91%
Class B	0.37%	0.75%	0.53%	0.01%	1.66%	0.00%	1.66%
Class C	0.37%	0.75%	0.54%	0.01%	1.67%	(0.01%)	1.66%
Administrator Class	0.37%	0.00%	0.46%	0.01%	0.84%	(0.13%)	0.71%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed through 9/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Government Securities Fund
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.37%	0.00%	0.48%	0.01%	0.86%	0.00%	0.86%
Class B	0.37%	0.75%	0.48%	0.01%	1.61%	0.00%	1.61%
Class C	0.37%	0.75%	0.48%	0.01%	1.61%	0.00%	1.61%
Administrator Class	0.37%	0.00%	0.42%	0.01%	0.80%	(0.15%)	0.65%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, and 0.64% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen U.S. Government Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$562	$668	$268	$66	$168	$168
3 Years	$748	$820	$520	$208	$520	$520
5 Years	$950	$1,097	$897	$362	$897	$897
10 Years	$1,530	$1,754	$1,955	$810	$1,754	$1,955

Wells Fargo Advantage Government Securities Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class Administrator	Class B	Class C
1 Year	$539	$669	$269	$73	$169	$169
3 Years	$730	$825	$527	$255	$525	$527
5 Years	$937	$1,106	$908	$453	$906	$908
10 Years	$1,534	$1,682	$1,979	$1,024	$1,682	$1,979

Wells Fargo Advantage Government Securities Fund (Pro Forma)
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Class B	Class C
1 Year	$534	$664	$264	$66	$164	$164
3 Years	$712	$808	$508	$208	$508	$508
5 Years	$905	$1,076	$876	$398	$876	$876
10 Years	$1,463	$1,616	$1,911	$946	$1,616	$1,911

EVERGREEN INTERNATIONAL EQUITY FUND INTO WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen International Equity Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses[1]
Class A	0.45%	0.25%	0.39%	1.09%
Class B	0.45%	1.00%	0.39%	1.84%
Class C	0.45%	1.00%	0.39%	1.84%
Class I	0.45%	0.00%	0.39%	0.84%
Class R	0.45%	0.50%	0.39%	1.34%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage International Core Fund
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.95%	0.00%	4.81%	5.76%	(4.25%)	1.51%
Class B	0.95%	0.75%	4.73%	6.43%	(4.17%)	2.26%
Class C	0.95%	0.75%	4.71%	6.41%	(4.15%)	2.26%
1	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
2	Includes gross expenses allocated from the master porfolio in which the Fund invests.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed through 1/31/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage International Core Fund (Pro Forma)
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.83%	0.00%	0.64%	0.01%	1.48%	(0.38%)	1.10%
Class B	0.83%	0.75%	0.64%	0.01%	2.23%	(0.38%)	1.85%
Class C	0.83%	0.75%	0.64%	0.01%	2.23%	(0.38%)	1.85%
Institutional Class	0.83%	0.00%	0.21%	0.01%	1.05%	(0.20%)	0.85%
Class R	0.83%	0.25%	0.64%	0.01%	1.73%	(0.38%)	1.35%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen International Equity Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class R	Class B	Class C
1 Year	$680	$687	$287	$86	$136	$187	$187
3 Years	$902	$879	$579	$268	$425	$579	$579
5 Years	$1,141	$1,196	$996	$466	$734	$996	$996
10 Years	$1,827	$1,962	$2,159	$1,037	$1,613	$1,962	$2,159

Wells Fargo Advantage International Core Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$720	$729	$329	$229	$229
3 Years	$1,835	$1,932	$1,528	$1,532	$1,528
5 Years	$2,933	$2,997	$2,790	$2,797	$2,790
10 Years	$5,607	$5,598	$5,793	$5,598	$5,793

Wells Fargo Advantage International Core Fund (Pro Forma)
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Institutional Class	Class R	Class B	Class C
1 Year	$681	$688	$288	$87	$137	$188	$188
3 Years	$905	$882	$582	$271	$428	$582	$582
5 Years	$1,229	$1,285	$1,085	$518	$826	$1,085	$1,085
10 Years	$2,144	$2,279	$2,470	$1,225	$1,940	$2,279	$2,470

Exhibit D

Pro Forma Capitalization

The following table sets forth the capitalizations of Wells Fargo Advantage Index Fund and Evergreen Equity Index Fund as of July 31, 2009, and the capitalization of Wells Fargo Advantage Index Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.04 for each Class A, Class B, Administrator Class and Investor Class share of Wells Fargo Advantage Index Fund issued for the same class of that Fund. The pro forma data also reflects an exchange ratio of approximately 1.00 for each Class A, Class B, Class C, Administrator Class and Class A share of Wells Fargo Advantage Index Fund issued for each Class A, Class B, Class C, Class I and Class IS share, respectively, of Evergreen Equity Index Fund. Evergreen Equity Index Fund will be the accounting survivor following the Merger.

	Wells Fargo Advantage Index Fund	Evergreen Equity Index Fund	Adjustments	Wells Fargo Advantage Index Fund Pro Forma
Total Net Assets
Class A	$181,918,411	$172,687,132	$5,165,821	$359,771,364
Class B	$5,742,335	$28,007,633	N/A	$33,749,968
Class C	N/A	$89,158,731	N/A	$89,158,731
Class I	N/A	$5,165,821	($5,165,821)	N/A
Class IS	N/A	$115,745,125	($115,745,125)	N/A
Administrator Class	$1,151,156,418	N/A	$115,745,125	$1,266,901,543
Investor Class	$103,311,969	N/A	N/A	$103,311,969
Total	$1,442,129,133	$410,764,442	$0	$1,852,893,575
Net Asset Value per Share
Class A	$36.14	$34.90	N/A	$34.90
Class B	$36.01	$34.72	N/A	$34.72
Class C	N/A	$34.78	N/A	$34.78
Class I	N/A	$34.90	N/A	N/A
Class IS	N/A	$34.85	N/A	N/A
Administrator Class	$36.22	N/A	N/A	$34.85
Investor Class	$36.19	N/A	N/A	$34.90
Total Shares Outstanding
Class A	5,033,719	4,948,070	326,634	10,308,423
Class B	159,463	806,631	5,919	972,013
Class C	N/A	2,563,422	N/A	2,563,422
Class I	N/A	148,000	(148,000)	N/A
Class IS	N/A	3,321,642	(3,321,642)	N/A
Administrator Class	31,778,744	N/A	4,578,627	36,357,371
Investor Class	2,854,786	N/A	105,083	2,959,869
Total	39,826,712	11,787,765	1,546,621	53,161,098

The following table sets forth the capitalizations of Evergreen Fundamental Mid Cap Fund and Wells Fargo Advantage Mid Cap Disciplined Fund as of November 30, 2009, and the capitalization of Wells Fargo Advantage Mid Cap Disciplined Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.50, 0.49, 0.50, and 0.49 for each Class A, Class A, Class C and Institutional Class share, respectively, of Wells Fargo Advantage Mid Cap Disciplined Fund issued for each Class A, Class B, Class C and Class I share, respectively, of Evergreen Fundamental Mid Cap Value Fund. Wells Fargo Advantage Mid Cap Disciplined Fund will be the accounting survivor following the Merger.

	Evergreen Fundamental Mid Cap Value Fund	Wells Fargo Advantage Mid Cap Disciplined Fund	Adjustments	Wells Fargo Advantage Mid Cap Disciplined Fund Pro Forma
Total Net Assets
Class A	$460,171	$8,270,792	$293,924	$9,024,887
Class B	$293,924	N/A	($293,924)	N/A
Class C	$534,909	$746,102	N/A	$1,281,011
Class I	$216,308	N/A	($216,308)	N/A
Administrator Class	N/A	$96,316,759	N/A	$96,316,759
Institutional Class	N/A	$137,423,678	$216,308	$137,639,986
Investor Class	N/A	$372,692,027	N/A	$372,692,027
Total	$1,505,312	$615,449,358	$0	$616,954,670
Net Asset Value per Share
Class A	$8.34	$16.72	N/A	$16.72
Class B	$8.27	N/A	N/A	N/A
Class C	$8.25	$16.58	N/A	$16.58
Class I	$8.37	N/A	N/A	N/A
Administrator Class	N/A	$16.89	N/A	$16.89
Institutional Class	N/A	$16.95	N/A	$16.95
Investor Class	N/A	$16.88	N/A	$16.88
Total Shares Outstanding
Class A	55,146	494,536	(10,056)	539,626
Class B	35,529	N/A	(35,529)	N/A
Class C	64,822	45,004	(32,557)	77,269
Class I	25,856	N/A	(25,856)	N/A
Administrator Class	N/A	5,703,133	N/A	5,703,133
Institutional Class	N/A	8,108,491	12,763	8,121,254
Investor Class	N/A	22,076,359	N/A	22,076,359
Total	181,353	36,427,523	(91,235)	36,517,641

The following table sets forth the capitalizations of Evergreen Mid Cap Growth Fund and Wells Fargo Advantage Mid Cap Growth Fund as of October 31, 2009, and the capitalization of Wells Fargo Advantage Mid Cap Growth Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.95, 0.97, 0.97, and 0.97 for each Class A, Class B, Class C and Institutional Class share, respectively, of Wells Fargo Advantage Mid Cap Growth Fund issued for each Class A, Class B, Class C and Class I share, respectively, of Evergreen Mid Cap Growth Fund. Wells Fargo Advantage Mid Cap Growth Fund will be the accounting survivor following the Merger.

	Evergreen Mid Cap Growth Fund	Wells Fargo Advantage Mid Cap Growth Fund	Adjustments	Wells Fargo Advantage Mid Cap Growth Fund Pro Forma
Total Net Assets
Class A	$282,612,685	$70,246,869	N/A	$352,859,554
Class B	$6,676,692	$1,740,214	N/A	$8,416,906
Class C	$4,485,231	$2,291,769	N/A	$6,777,000
Class I	$24,908,340	N/A	($24,908,340)	N/A
Administrator Class	N/A	$22,619,882	N/A	$22,619,882
Institutional Class	N/A	$8,631	$24,908,340	$24,916,971
Investor Class	N/A	$28,067,152	N/A	$28,067,152
Total	$318,682,948	$124,974,517	$0	$443,657,465
Net Asset Value per Share
Class A	$4.27	$4.49	N/A	$4.49
Class B	$3.94	$4.07	N/A	$4.07
Class C	$3.94	$4.06	N/A	$4.06
Class I	$4.40	N/A	N/A	N/A
Administrator Class	N/A	$4.52	N/A	$4.52
Institutional Class	N/A	$4.53	N/A	$4.53
Investor Class	N/A	$4.46	N/A	$4.46
Total Shares Outstanding
Class A	66,165,782	15,639,839	(3,245,313)	78,560,308
Class B	1,692,631	427,969	(50,618)	2,069,982
Class C	1,138,253	564,338	(33,775)	1,668,816
Class I	5,659,436	N/A	(5,659,436)	N/A
Administrator Class	N/A	5,004,933	N/A	5,004,933
Institutional Class	N/A	1,905	5,497,674	5,499,579
Investor Class	N/A	6,300,071	N/A	6,300,071
Total	74,656,102	27,939,055	(3,491,468)	99,103,689

The following table sets forth the capitalizations of Evergreen Short-Intermediate Municipal Bond Fund and Wells Fargo Advantage Short-Term Municipal Bond Fund as of November 30, 2009, and the capitalization of Wells Fargo Advantage Short-Term Municipal Bond Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.01 for each Class A, Class A, Class C and Class A share of Wells Fargo Advantage Short-Term Municipal Bond Fund issued for each Class A, Class B, Class C and Class I share, respectively, of Evergreen Short-Intermediate Municipal Bond Fund. Wells Fargo Advantage Short-Term Municipal Bond Fund will be the accounting survivor following the Merger.

	Evergreen Short-Intermediate Municipal Bond Fund	Wells Fargo Advantage Short-Term Municipal Bond Fund	Adjustments	Wells Fargo Advantage Short-Term Municipal Bond Fund Pro Forma
Total Net Assets
Class A	$46,716,548	$466,837,731	$135,149,534	$648,703,813
Class B	$1,723,648	N/A	($1,723,648)	N/A
Class C	$13,713,628	$94,076,861	N/A	$107,790,489
Class I	$133,425,886	N/A	($133,425,886)	N/A
Institutional Class	N/A	$206,957,213	N/A	$206,957,213
Investor Class	N/A	$1,561,315,583	N/A	$1,561,315,583
Total	$195,579,710	$2,329,187,388	$0	$2,524,767,098
Net Asset Value per Share
Class A	$9.97	$9.84	N/A	$9.84
Class B	$9.97	N/A	N/A	N/A
Class C	$9.97	$9.84	N/A	$9.84
Class I	$9.97	N/A	N/A	N/A
Institutional Class	N/A	$9.86	N/A	$9.86
Investor Class	N/A	$9.85	N/A	$9.85
Total Shares Outstanding
Class A	4,686,486	47,443,414	13,796,051	65,925,951
Class B	172,899	N/A	(172,899)	N/A
Class C	1,375,706	9,560,149	17,880	10,953,735
Class I	13,384,618	N/A	(13,384,618)	N/A
Institutional Class	N/A	20,999,035	N/A	20,999,035
Investor Class	N/A	158,496,579	N/A	158,496,579
Total	19,619,709	236,499,177	256,414	256,375,300

The following table sets forth the capitalizations of Evergreen Intermediate Municipal Bond Fund and Wells Fargo Advantage Intermediate Tax/AMT-Free Fund as of December 31, 2009, and the capitalization of Wells Fargo Advantage Intermediate Tax/AMT-Free Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 5.79 for each Class A, Class A, Class C, Administrator Class and Class A share of Wells Fargo Advantage Intermediate Tax/AMT-Free Fund issued for each Class A, Class B, Class C, Class I and Class IS share, respectively, of Evergreen Intermediate Municipal Bond Fund. Wells Fargo Advantage Intermediate Tax/AMT-Free Fund will be the accounting survivor following the Merger.

	Evergreen Intermediate Municipal Bond Fund	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Adjustments	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund Pro Forma
Total Net Assets
Class A	$35,856,726	$143,597,530	$16,113,123	$195,567,379
Class B	$6,404,954	N/A	($6,404,954)	N/A
Class C	$13,649,609	$17,337,952	N/A	$30,987,561
Class I	$188,327,227	N/A	($188,327,227)	N/A
Class IS	$9,708,169	N/A	($9,708,169)	N/A
Administrator Class	N/A	$97,892,759	$188,327,227	$286,219,986
Institutional Class	N/A	$15,605,425	N/A	$15,605,425
Investor Class	N/A	$470,398,021	N/A	$470,398,021
Total	$253,946,685	$744,831,687	$0	$998,778,372
Net Asset Value per Share
Class A	$61.98	$10.70	N/A	$10.70
Class B	$61.98	N/A	N/A	N/A
Class C	$61.98	$10.70	N/A	$10.70
Class I	$61.98	N/A	N/A	N/A
Class IS	N/A	N/A	N/A	N/A
Administrator Class	N/A	$10.71	N/A	$10.71
Institutional Class	N/A	$10.71	N/A	$10.71
Investor	N/A	$10.70	N/A	$10.70
Total Shares Outstanding
Class A	578,506	13,419,455	4,278,171	18,276,132
Class B	103,336	N/A	(103,336)	N/A
Class C	220,219	1,620,301	1,055,386	2,895,906
Class I	3,038,424	N/A	(3,038,424)	N/A
Class IS	156,630	N/A	(156,630)	N/A
Administrator Class	N/A	9,142,624	17,588,682	26,731,306
Institutional Class	N/A	1,457,307	N/A	1,457,307
Investor Class	N/A	43,976,759	N/A	43,976,759
Total	4,097,115	69,616,446	19,623,849	93,337,410

The following table sets forth the capitalizations of Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund and Wells Fargo Advantage Municipal Bond Fund as of December 31, 2009, and the capitalization of Wells Fargo Advantage Municipal Bond Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.82 for each Class A, Class B, Class C and Administrator Class share of Wells Fargo Advantage Municipal Bond Fund issued for each Class A, Class B, Class C and Class I share, respectively, of Evergreen High Income Municipal Bond Fund. The pro forma data reflects an exchange ratio of approximately 0.78 for each Class A, Class B, Class C and Institutional Class share of Wells Fargo Advantage Municipal Bond Fund issued for each Class A, Class B, Class C and Class I share, respectively, of Evergreen Municipal Bond Fund. Wells Fargo Advantage Municipal Bond Fund will be the accounting survivor following the Merger.

	Evergreen High Income Municipal Bond Fund	Evergreen Municipal Bond Fund	Wells Fargo Advantage Municipal Bond Fund	Adjustments	Wells Fargo Advantage Municipal Bond Fund Pro Forma
Total Net Assets
Class A	$115,954,120	$849,991,275	$302,350,009	N/A	$1,268,295,404
Class B	$10,860,982	$32,807,253	$4,836,600	N/A	$48,504,835
Class C	$18,667,414	$72,628,223	$21,050,937	N/A	$112,346,574
Class I	$16,076,459	$413,032,990	N/A	($429,109,449)	N/A
Administrator Class	N/A	N/A	$184,800,167	$16,076,459	$200,876,626
Institutional Class	N/A	N/A	$629,211	$413,032,990	$413,662,201
Investor Class	N/A	N/A	$291,822,677	N/A	$291,822,677
Total	$161,558,975	$1,368,459,741	$805,489,601	$0	$2,335,508,317
Net Asset Value per Share
Class A	$7.68	$7.26	$9.35	N/A	$9.35
Class B	$7.68	$7.26	$9.35	N/A	$9.35
Class C	$7.68	$7.26	$9.35	N/A	$9.35
Class I	$7.68	$7.26	N/A	N/A	N/A
Administrator Class	N/A	N/A	$9.35	N/A	$9.35
Institutional Class	N/A	N/A	$9.34	N/A	$9.34
Investor Class	N/A	N/A	$9.35	N/A	$9.35
Total Shares Outstanding
Class A	15,093,346	117,067,584	32,339,674	(28,842,225)	135,658,379
Class B	1,413,725	4,518,535	517,205	(1,262,562)	5,186,903
Class C	2,429,932	10,002,936	2,252,037	(2,666,002)	12,018,903
Class I	2,092,618	56,886,293	N/A	(58,978,911)	N/A
Administrator Class	N/A	N/A	19,772,508	1,720,096	21,492,604
Institutional Class	N/A	N/A	67,333	44,199,374	44,266,707
Investor Class	N/A	N/A	31,218,966	N/A	31,218,966
Total	21,029,621	188,475,348	86,167,723	(45,830,230)	249,842,462

The following table sets forth the capitalizations of Evergreen California Municipal Bond Fund and Wells Fargo Advantage California Tax-Free Fund as of December 31, 2009, and the capitalization of Wells Fargo Advantage California Tax-Free Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.98, 0.96, 0.96, and 0.98 for each Class A, Class B, Class C and Administrator Class share, respectively, of Wells Fargo Advantage California Tax-Free Fund issued for each Class A, Class B, Class C and Class I share, respectively, of Evergreen California Municipal Bond Fund. Wells Fargo Advantage California Tax-Free Fund will be the accounting survivor following the Merger.

	Evergreen California Municipal Bond Fund	Wells Fargo Advantage California Tax-Free Fund	Adjustments	Wells Fargo Advantage California Tax-Free Fund Pro Forma
Total Net Assets
Class A	$207,254,681	$371,414,419	N/A	$578,669,100
Class B	$617,383	$7,688,444	N/A	$8,305,827
Class C	$3,162,920	$33,395,386	N/A	$36,558,306
Class I	$11,524,904	N/A	($11,524,904)	N/A
Administrator Class	N/A	$123,123,385	$11,524,904	$134,648,289
Total	$222,559,888	$535,621,634	$0	$758,181,522
Net Asset Value per Share
Class A	$10.41	$10.59	N/A	$10.59
Class B	$10.41	$10.81	N/A	$10.81
Class C	$10.41	$10.80	N/A	$10.80
Class I	$10.41	N/A	N/A	N/A
Administrator Class	N/A	$10.62	N/A	$10.62
Total Shares Outstanding
Class A	19,902,282	35,059,878	(338,352)	54,623,808
Class B	59,287	711,164	(2,174)	768,277
Class C	303,728	3,091,095	(10,964)	3,383,859
Class I	1,106,715	N/A	(1,106,715)	N/A
Administrator Class	N/A	11,598,385	1,085,656	12,684,041
Total	21,372,012	50,460,522	(372,549)	71,459,985

The following table sets forth the capitalizations of Evergreen U.S. Government Fund and Wells Fargo Advantage Government Securities Fund as of November 30, 2009, and the capitalization of Wells Fargo Advantage Government Securities Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.88 for each Class A, Class B, Class C and Administrator Class share, respectively, of Wells Fargo Advantage Government Securities Fund issued for each Class A, Class B, Class C and Class I share, respectively, of Evergreen U.S. Government Fund. Wells Fargo Advantage Government Securities Fund will be the accounting survivor following the Merger.

	Evergreen U.S. Government Fund	Wells Fargo Advantage Government Securities Fund	Adjustments	Wells Fargo Advantage Government Securities Fund Pro Forma
Total Net Assets
Class A	$160,319,409	$180,914,443	N/A	$341,233,852
Class B	$11,057,698	$3,932,847	N/A	$14,990,545
Class C	$15,634,898	$26,100,994	N/A	$41,735,892
Class I	$282,329,008	N/A	($282,329,008)	N/A
Administrator Class	N/A	$278,280,500	$282,329,008	$560,609,508
Institutional Class	N/A	$417,488,627	N/A	$417,488,627
Investor Class	N/A	$1,103,922,283	N/A	$1,103,922,283
Total	$469,341,013	$2,010,639,694	$0	$2,479,980,707
Net Asset Value per Share
Class A	$9.64	$11.00	N/A	$11.00
Class B	$9.64	$11.00	N/A	$11.00
Class C	$9.64	$11.00	N/A	$11.00
Class I	$9.64	N/A	N/A	N/A
Administrator Class	N/A	$11.00	N/A	$11.00
Institutional Class	N/A	$10.99	N/A	$10.99
Investor Class	N/A	$11.00	N/A	$11.00
Total Shares Outstanding
Class A	16,637,150	16,449,207	(2,060,735)	31,025,622
Class B	1,147,532	357,621	(142,048)	1,363,105
Class C	1,622,616	2,373,463	(200,905)	3,795,174
Class I	29,301,143	N/A	(29,301,143)	N/A
Administrator Class	N/A	25,305,053	25,672,938	50,977,991
Institutional Class	N/A	37,988,868	N/A	37,988,868
Investor Class	N/A	100,311,482	N/A	100,311,482
Total	48,708,441	182,785,694	(6,031,893)	225,462,242

The following table sets forth the capitalizations of Wells Fargo Advantage International Core Fund and Evergreen International Equity Fund as of November 30, 2009, and the capitalization of Wells Fargo Advantage International Core Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.38, 1.38, 1.38 and 1.40 for each Class A, Class B, Class C and Administrator Class share, respectively, of Wells Fargo Advantage International Core Fund issued for for each Class A, Class B, Class C and Administrator Class share, respectively, of Wells Fargo Advantage International Core Fund. The pro forma data also reflects an exchange ratio of approximately 1.00 for each Class A, Class B, Class C, Institutional Class, and Class R share of Wells Fargo Advantage International Core Fund issued for each Class A, Class B, Class C, Class I, and Class R, respectively, of Evergreen International Equity Fund. Evergreen International Equity Fund will be the accounting survivor following the Merger.

	Wells Fargo Advantage International Core Fund	Evergreen International Equity Fund	Adjustments	Wells Fargo Advantage International Core Fund Pro Forma
Total Net Assets
Class A	$2,527,079	$258,827,187	N/A	$261,354,266
Class B	$943,954	$22,440,347	N/A	$23,384,301
Class C	$341,461	$37,178,073	N/A	$37,519,534
Class I	N/A	$681,807,547	($681,807,547)	N/A
Class R	N/A	$3,976,148	N/A	$3,976,148
Administrator Class	$75,186	N/A	N/A	$75,186
Institutional Class	N/A	N/A	$681,807,547	$681,807,547
Total	$3,887,680	$1,004,229,302	$0	$1,008,116,982
Net Asset Value per Share
Class A	$9.39	$6.81	N/A	$6.81
Class B	$9.16	$6.62	N/A	$6.62
Class C	$9.24	$6.62	N/A	$6.62
Class I	N/A	$6.87	N/A	N/A
Class R	N/A	$6.71	N/A	$6.71
Administrator Class	$9.62	N/A	N/A	$6.87
Institutional Class	N/A	N/A	N/A	$6.87
Total Shares Outstanding
Class A	269,164	38,000,500	101,853	38,371,517
Class B	103,027	3,391,829	39,650	3,534,506
Class C	36,937	5,618,548	13,928	5,669,413
Class I	N/A	99,201,877	(99,201,877)	N/A
Class R	N/A	592,737	N/A	592,737
Administrator Class	7,818	N/A	3,121	10,939
Institutional Class	N/A	N/A	99,201,877	99,201,877
Total	416,946	146,805,491	158,552	147,380,989

Exhibit E

Additional Acquiring Fund Information - Class C shares of Wells Fargo Advantage Index Fund, Institutional Class and Class R shares of Wells Fargo Advantage International Core Fund

Dormant Multi-Manager Disclosure

The Board has a adopted a "multi-manager" arrangement. Under this arrangement, each Fund, except for the Wells Fargo Advantage Index Fund, and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Additional Payments to Dealers

In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or the ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers.

Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargoadvantagefunds.com.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

  directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

  through a brokerage account with an approved selling agent; or

  through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts.

Institutional Class shares are offered primarily for direct investment by institutions such an pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

  Employee benefit plan programs that have at least $100 million in plan assets;

  Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

  Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

  Internal Revenue Code Section 529 college savings plan accounts;

  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM;

  Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

  Institutions who invest a minimum initial amount of $5 million in a Fund; and

  Under certain circumstances and for certain groups as detailed in the Fund's Statement of Additional Information.

How to Buy Shares

This section explains how you can buy Class C and Institutional Class shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Buying Shares (Class C)	Opening an Account	Adding to an Account
By Internet	A new account may not be opened by Internet unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.	To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/advantagefunds. Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Mail	Complete and sign your account application. Mail the application with your check made payable to the Fund to Investor Services at: Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266                Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
	Canton, MA 02021-2809	Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number. Mail the deposit slip or note with your check made payable to the Fund to the address on the left.
By Telephone	A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.	To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
In Person	Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051	See instructions shown to the left.
By Wire	Complete, sign and mail your account application (refer to the section on buying shares by mail). Provide the following instructions to your financial institution:
State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds (Name of Fund, account Number and any applicable share class)
	Account Name: Provide your name as registered on the Fund account	To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

Buying Shares (Institutional Class)	Opening an Account	Adding to an Account
By Telephone or Internet	A new account may not be opened by Internet unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.	To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/advantagefunds. Please call Investor Services at 1-800-222-8222 for more information.
In Person	Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051	See instructions shown to the left.
By Wire	Complete, sign and mail your account application (refer to the section on buying shares by mail). Provide the following instructions to your financial institution:
State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds (Name of Fund, account Number and any applicable share class)
	Account Name: Provide your name as registered on the Fund account	To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

Special Considerations When Investing Through Financial Intermediaries:
If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interest of a Fund and its shareholders.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

General Notes for Buying Shares (Class C)

Proper Form. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares (Class C)	To Sell Some or All of Your Shares
By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Mail	Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining balance) to the address below. Make sure all account owners sign the request exactly as their names appear on the account application. A medallion guarantee may be required under certain circumstances (see "General Notes for Selling Shares").
Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809
By Wire	To arrange for a Federal Funds wire, call 1-800-222-8222. Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system. Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close. There is a $10 fee for each request.
In Person	Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051
By Telephone/Electronic Funds Transfer (EFT)	Call an Investor Services representative at 1-800-222-822 or use the automated phone system 1-800-368-7550. Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing. Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail). A check will be mailed to the address on record (if there have been no changes communciated to us within the last 15 days) or transferred to a linked bank account. Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution. Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds. Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds. Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.
Through Your Investments Representative	Contact your investment representative

Selling Shares (Institutional Class)	To Sell Some or All of Your Shares
By Telephone/Electronic Funds Transfer (EFT)	To speak with an investor services representative call 1-800-260-5969 or use the automated phone system at 1-800-368-7550.

Redemptions processed by EFT to a linked Wells Fargo Bank account, and received by the deadlines listed in the "Redemption Orders" section below, will occur same day for Wells Fargo Advantage money market funds and next day for all other Wells Fargo Advantage Funds.

Transfers made to a Wells Fargo Bank Account are made available sooner than transfers to an unaffiliated institution.

Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.
By Wire	To arrange for a Federal Funds wire, call 1-800-222-8222. Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system. Redemption proceeds are usually wired to the financial intermediary the following business day.
By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
In Person	Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051
Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

Form of Redemption Proceeds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

Telephone/Internet Redemptions. For Class C shares, we will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

Medallion Guarantees. For Class C shares, Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exceptions:

  Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Effective July 1, 2010, Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market funds.

You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

Any exchange between two Wells Fargo Advantage Funds must meet the minimum redemption and subsequent purchase amounts.

Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Account Policies

Automatic Plans

For Class C shares, the following plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur on. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

Automatic Investment Plan - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

Automatic Exchange Plan - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

Systematic Withdrawal Plan - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

  must have a Fund account valued at $10,000 or more;

  must request a minimum redemption of $100; and

  may not simultaneously participate in the Automatic Investment Plan.

Payroll Direct Deposit - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Advance Notice of Large Transactions

We strongly urge you to begin all purchases and redemption as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding

To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts

We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on: Individual Retirement Plans, including traditional IRAs and Roth IRAs, Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents

You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations

Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Exhibit F

Financial Highlights

Six Months Ended October 31, 2009 (unaudited)
Evergreen Short-Intermediate Municipal Bond Fund	Class A	Class B	Class C	Class I
Net asset value, beginning of period	$9.63	$9.63	$9.63	$9.63
Income from investment operations
Net investment income	0.18	0.14[1]	0.14	0.18
Net realized and unrealized gains or losses on investments	0.34	0.34	0.34	0.34
Total from investment operations	0.52	0.48	0.48	0.53
Distributions to shareholders from
Net investment income	(0.18)	(0.14)	(0.14)	(0.19)
Net asset value, end of period	$9.97	$9.97	$9.97	$9.97
Total return	5.46%[1]	5.05%[1]	5.05%[1]	5.57%
Ratios and supplemental data
Net assets, end of period (thousands)	$47,010	$1,726	$13,762	$133,661
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%[2]	1.65%[2]	1.65%[2]	0.65%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.90%[2]	1.65%[2]	1.65%[2]	0.65%[2]
Net investment income	3.56%[2]	2.79%[2]	2.75%[2]	3.77%[2]
Portfolio turnover rate	55%	55%	55%	55%
1	Excluding applicable sales charges
2	Annualized

Six Months Ended December 31, 2009 (unaudited)
Wells Fargo Advantage Short-Term Municipal Bond Fund	Class A	Class C
Beginning Net Asset Value Per Share	$9.64	$9.64
Net Investment Income (Loss)	0.15	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.22	0.22
Dsitribution from Net Investment Income	(0.15)	(0.11)
Distribution from Net Realized Gains	0.00	0.00
Ending Net Asset Value Per Share	$9.86	$9.86
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	2.98%	2.15%
Gross Expenses	0.82%	1.57%
Net Expenses	0.60%	1.35%
Total Return	3.89%	3.48%
Portfolio Turnover Rate[1]	48%	48%
Net Assets at End of Period (000's omitted)	$557,893	$110,209
1	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Six Months Ended November 30, 2009 (unaudited)
Evergreen Intermediate Municipal Bond Fund	Class A	Class B	Class C	Class I	Class IS
Net asset value, beginning of period	$59.96	$59.96	$59.96	$59.96	$59.96
Income from investment operations
Net investment income	1.06	0.82	0.84	1.14	1.07
Net realized and unrealized gains or losses on investments	2.11	2.13	2.11	2.11	2.10
Total from investment operations	3.17	2.95	2.95	3.25	3.17
Distributions to shareholders from
Net investment income	(1.08)	(0.86)	(0.86)	(1.16)	(1.08)
Net asset value, end of period	$62.05	$62.05	$62.05	$62.05	$62.05
Total return	5.34%[1]	4.95%[1]	4.95%[1]	5.47%	5.34%
Ratios and supplemental data
Net assets, end of period (thousands)	$34,448	$6,357	$12,974	$189,276	$10,109
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.98%[2]	1.73%[2]	1.73%[2]	0.73%[2]	0.98%[2]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.98%[2]	1.73%[2]	1.73%[2]	0.73%[2]	0.98%[2]
Espenses including waivers/reimbursemnts but excluding expense reductions and interest and fee expense	0.98%[2]	1.73%[2]	1.73%[2]	0.73%[2]	0.98%[2]
Interest and fee expense[3]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]
Net investment income	3.51%[2]	2.75%[2]	2.74%[2]	3.74%[2]	3.49%[2]
Portfolio turnover rate	42%	42%	42%	42%	42%
1	Excluding applicable sales charges
2	Annualized
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

Six Months Ended December 31, 2009 (unaudited)
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Class A	Class C	Administrator Class
Beginning Net Asset Value Per Share	$10.21	$10.21	$10.21
Net Investment Income (Loss)	0.19	0.15	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.49	0.49	0.50
Dsitribution from Net Investment Income	(0.19)	(0.15)	(0.20)
Distribution from Net Realized Gains	0.00	0.00	0.00
Ending Net Asset Value Per Share	$10.70	$10.70	$10.71
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	3.73%	2.89%	3.70%
Gross Expenses	0.87%	1.62%	0.79%
Net Expenses	0.70%	1.45%	0.60%
Total Return	6.73%	6.33%	6.89%
Portfolio Turnover Rate[1]	39%	39%	39%
Net Assets at End of Period (000's omitted)	$13,419	$17,338	$97,893
1	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Six Months Ended November 30, 2009 (unaudited)
Evergreen High Income Municipal Bond Fund	Class A	Class B	Class C	Class I
Net asset value, beginning of period	$7.45	$7.45	$7.45	$7.45
Income from investment operations
Net investment income	0.24	0.21	0.21	0.25
Net realized and unrealized gains or losses on investments	0.33	0.33	0.33	0.33
Total from investment operations	0.57	0.54	0.54	0.58
Distributions to shareholders from
Net investment income	(0.25)	(0.22)	(0.22)	(0.26)
Net asset value, end of period	$7.77	$7.77	$7.77	$7.77
Total return	7.73%[1]	7.33%[1]	7.33%[1]	7.86%
Ratios and supplemental data
Net assets, end of period (thousands)	$116,366	$11,108	$19,156	$13,963
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.00%[2]	1.75%[2]	1.75%[2]	0.75%[2]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.00%[2]	1.75%[2]	1.75%[2]	0.75%[2]
Espenses including waivers/reimbursemnts but excluding expense reductions and interest and fee expense	1.00%[2]	1.75%[2]	1.75%[2]	0.75%[2]
Interest and fee expense[3]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]
Net investment income	6.38%[2]	5.66%[2]	5.62%[2]	6.63%[2]
Portfolio turnover rate	17%	17%	17%	17%
1	Excluding applicable sales charges
2	Annualized
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

Six Months Ended November 30, 2009 (unaudited)
Evergreen Municipal Bond Fund	Class A	Class B	Class C	Class I
Net asset value, beginning of period	$7.01	$7.01	$7.01	$7.01
Income from investment operations
Net investment income	0.16	0.14[1]	0.14	0.17
Net realized and unrealized gains or losses on investments	0.23	0.23	0.23	0.23
Total from investment operations	0.39	0.37	0.37	0.40
Distributions to shareholders from
Net investment income	(0.16)	(0.14)	(0.14)	(0.17)
Net asset value, end of period	$7.24	$7.24	$7.24	$7.24
Total return	5.68%[2]	5.29%[2]	5.29%[2]	5.81%
Ratios and supplemental data
Net assets, end of period (thousands)	$852,525	$33,383	$73,081	$423,786
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.80%[3]	1.55%[3]	1.55%[3]	0.55%[3]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.80%[3]	1.55%[3]	1.55%[3]	0.55%[3]
Espenses including waivers/reimbursemnts but excluding expense reductions and interest and fee expense	0.78%[3]	1.53%[3]	1.53%[3]	0.53%[3]
Interest and fee expense[4]	0.02%[3]	0.02%[3]	0.02%[3]	0.02%[3]
Net investment income	4.58%[3]	3.84%[3]	3.83%[3]	4.83%[3]
Portfolio turnover rate	24%	24%	24%	24%
1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

Six Months Ended December 31, 2009 (unaudited)
Wells Fargo Advantage Municipal Bond Fund	Class A	Class B	Class C	Administrator Class
Beginning Net Asset Value Per Share	$8.74	$8.72	$8.74	$8.73
Net Investment Income (Loss)	0.21	0.18	0.18	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.68	0.70	0.68	0.69
Dsitribution from Net Investment Income	(0.21)	(0.18)	(0.18)	(0.22)
Distribution from Net Realized Gains	(0.07)	(0.07)	(0.07)	(0.07)
Ending Net Asset Value Per Share	$9.35	$9.35	$9.35	$9.35
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	4.71%	4.02%	3.89%	4.89%
Gross Expenses	0.86%	1.62%	1.62%	0.79%
Net Expenses	0.75%	1.50%	1.50%	0.60%
Total Return	10.02%	9.61%	9.61%	10.11%
Portfolio Turnover Rate[1]	64%	64%	64%	64%
Net Assets at End of Period (000's omitted)	$302,350	$4,837	$21,051	$184,800
1	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Six Months Ended September 30, 2009 (unaudited)
Evergreen California Municipal Bond Fund	Class A	Class B	Class C	Class I
Net asset value, beginning of period	$9.76	$9.76	$9.76	$9.76
Income from investment operations
Net investment income	0.22	0.18	0.18	0.23
Net realized and unrealized gains or losses on investments	0.87	0.87	0.87	0.87
Total from investment operations	1.09	1.05	1.05	1.10
Distributions to shareholders from
Net investment income	(0.23)	(0.19)	(0.19)	(0.24)
Net asset value, end of period	$10.62	$10.62	$10.62	$10.62
Total return	11.25%[1]	10.84%[1]	10.84%[1]	11.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$216,801	$717	$3,289	$12,417
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%[2]	1.60%[2]	1.60%[2]	0.60%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.85%[2]	1.60%[2]	1.60%[2]	0.60%[2]
Net investment income	3.99%[2]	3.58%[2]	3.58%[2]	4.58%[2]
Portfolio turnover rate	35%	35%	35%	35%
1	Excluding applicable sales charges
2	Annualized

Six Months Ended December 31, 2009 (unaudited)
Wells Fargo Advantage California Tax-Free Fund	Class A	Class B	Class C	Administrator Class
Beginning Net Asset Value Per Share	$10.64	$10.86	$10.85	$10.66
Net Investment Income (Loss)	0.49	0.42	0.42	0.52
Net Realized and Unrealized Gain (Loss) on Investments	(0.50)	(0.50)	(0.50)	(0.50)
Distribution from Net Investment Income	(0.49)	(0.43)	(0.42)	(0.52)[1]
Ending Net Asset Value Per Share	$10.14	$10.35	$10.35	$10.16
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	4.85%	4.08%	4.10%	5.10%
Gross Expenses	0.88%[2]	1.64%[2]	1.63%	0.81%[2]
Net Expenses	0.80%[2]	1.55%[2]	1.55%	0.55%[2]
Total Return	0.06%	(0.69)%	(0.60)%	0.32%
Portfolio Turnover Rate[3]	44%	44%	44%	44%
Net Assets at End of Period (000's omitted)	$351,526	$11,926	$27,786	$74,046
1	Amount represents less than $0.005 per share.
2	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program.
3	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Six Months Ended October 31, 2009 (unaudited)
Evergreen U.S. Government Fund	Class A	Class B	Class C	Class I
Net asset value, beginning of period	$9.44	$9.44	$9.44	$9.44
Income from investment operations
Net investment income	0.14	0.10	0.10	0.15
Net realized and unrealized gains or losses on investments	0.11	0.12	0.12	0.11
Total from investment operations	0.25	0.22	0.22	0.26
Distributions to shareholders from
Net investment income	(0.15)	(0.12)	(0.12)	(0.16)
Net asset value, end of period	$9.54	$9.54	$9.54	$9.54
Total return	2.70%[1]	2.31%[1]	2.31%[1]	2.83%
Ratios and supplemental data
Net assets, end of period (thousands)	$161,466	$11,230	$15,662	$281,893
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.91%[2]	1.66%[2]	1.66%[2]	0.66%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.91%[2]	1.66%[2]	1.66%[2]	0.66%[2]
Net investment income	3.00%[2]	2.24%[2]	2.24%[2]	3.22%[2]
Portfolio turnover rate	101%	101%	101%	101%
1	Excluding applicable sales charges
2	Annualized

Six Months Ended November 30, 2009 (unaudited)
Wells Fargo Advantage Government Securities Fund	Class A	Class B	Class C	Administrator Class
Beginning Net Asset Value Per Share	$10.71	$10.70	$10.70	$10.70
Net Investment Income (Loss)	0.21	0.17	0.17	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.29	0.30	0.30	0.30
Dsitribution from Net Investment Income	(0.21)	(0.17)	(0.17)	(0.22)
Ending Net Asset Value Per Share	$11.00	$11.00	$11.00	$11.00
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	3.94%	3.21%	3.18%	4.14%
Gross Expenses	0.90%	1.65%	1.65%	0.82%
Net Expenses	0.90%	1.65%	1.65%	0.70%
Total Return	4.74%	4.45%	4.44%	4.94%
Portfolio Turnover Rate[1]	145%	145%	145%	145%
Net Assets at End of Period (000's omitted)	$180,914	$3,933	$26,101	$278,280
1	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

WELLS FARGO FUNDS TRUST

PART B

STATEMENT OF ADDITIONAL INFORMATION

WELLS FARGO FUNDS TRUST

525 Market Street

San Francisco, California 94105

(800) 222-8222

PART B

STATEMENT OF ADDITIONAL INFORMATION

____, 2010

Relating to the acquisition of assets of

EVERGREEN EQUITY INDEX FUND

a series of

EVERGREEN SELECT EQUITY TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE INDEX FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND

a series of

EVERGREEN EQUITY TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN MID CAP GROWTH FUND

a series of

EVERGREEN EQUITY TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND

a series of

EVERGREEN MUNICIPAL TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND

a series of

EVERGREEN MUNICIPAL TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND

and

EVERGREEN MUNICIPAL BOND FUND

each a series of

EVERGREEN MUNICIPAL TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND

a series of

EVERGREEN MUNICIPAL TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN U.S. GOVERNMENT FUND

a series of

EVERGREEN FIXED INCOME TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN INTERNATIONAL EQUITY FUND

a series of

EVERGREEN INTERNATIONAL TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

a series of

WELLS FARGO FUNDS TRUST

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated ___ 2010, for the Special Meeting of Shareholders of the Target Funds listed above to be held on ____, 2010. The Prospectus/Proxy Statement, into which this SAI has been incorporated by reference, may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds, P.O. Box 8266, Boston, MA 02266-8266. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

  INCORPORATION OF DOCUMENTS BY REFERENCE

IN STATEMENT OF ADDITIONAL INFORMATION

This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

1.

The Statement of Additional Information dated December 1, 2009, as supplemented from time to time, for Evergreen Equity Index Fund, which was filed electronically with the Securities and Exchange Commission on November 24, 2009, File No. 811-08363, on Form N-1A, accession no. 0000907244-09-000645.

2.

The Statement of Additional Information dated December 1, 2009, as supplemented from time to time, for Evergreen Fundamental Mid Cap Value Fund, which was filed electronically with the Securities and Exchange Commission on November 24, 2009, File No. 811-08413, on Form N-1A, accession no. 0000907244-09-000646.

3.

The Statement of Additional Information dated February 1, 2010, as supplemented from time to time, for Evergreen Mid Cap Growth Fund, which was filed electronically with the Securities and Exchange Commission on January 28, 2010, File No. 811-08413, on Form N-1A, accession no. 0000907244-10-000139.

4.

The Statement of Additional Information dated October 1, 2009, as supplemented from time to time, for Evergreen Intermediate Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund, which was filed electronically with the Securities and Exchange Commission on September 25, 2009, File No. 811-08367, on Form N-1A, accession no. 0000907244-09-000562.

5.

The Statement of Additional Information dated August 1, 2009, as supplemented from time to time, for Evergreen California Municipal Bond Fund, which was filed electronically with the Securities and Exchange Commission on July 27, 2009, File No. 811-08367, on Form N-1A, accession no. 0000907244-09-000434.

6.

The Statement of Additional Information dated March 1, 2010, as supplemented from time to time, for Evergreen International Equity Fund, which was filed electronically with the Securities and Exchange Commission on _____, File No. 811-_____, on Form N-1A, accession no. _______.

7.

The Statement of Additional Information dated September 1, 2009, as supplemented from time to time, for Evergreen U.S. Government Fund, which was filed electronically with the Securities and Exchange Commission on August 27, 2009, File No. 811-08415, on Form N-1A, accession no. 0000907244-09-000506.

8.

The Statement of Additional Information dated February 1, 2010, as supplemented from time to time, for Wells Fargo Advantage Index Fund, which was filed electronically with the Securities and Exchange Commission on January 28, 2010, File No. 811-09253, on Form N-1A, accession no. 0001193125-10-015854.

9.

The Statement of Additional Information dated March 1, 2010, as supplemented from time to time, for Wells Fargo Advantage Mid Cap Disciplined Fund and Wells Fargo Advantage Mid Cap Growth Fund, which was filed electronically with the Securities and Exchange Commission on ___, File No. 811-09253, on Form N-1A, accession no. ______.

10.

The Statement of Additional Information dated November 1, 2009, as supplemented from time to time, for Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Municipal Bond Fund and Wells Fargo Advantage Short-Term Municipal Bond Fund, which was filed electronically with the Securities and Exchange Commission on October 28, 2009, File No. 811-09253, on Form N-1A, accession no. 0001193125-09-215888.

11.

The Statement of Additional Information dated October 1, 2009, as supplemented from time to time, for Wells Fargo Advantage Government Securities Fund, which was filed electronically with the Securities and Exchange Commission on September 28, 2009, File No. 811-09253, on Form N-1A, accession no. 0001193125-09-199137.

12.

The Statement of Additional Information dated February 1, 2010, as supplemented from time to time, for Wells Fargo Advantage International Core Fund, which was filed electronically with the Securities and Exchange Commission on January 28, 2010, File No. 811-09253, on Form N-1A, accession no. 0001193125-10-015854.

13.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual report for Evergreen Equity Index Fund for the fiscal year ended July 31, 2009, filed electronically with the Securities and Exchange Commission on October 2, 2009, File No. 811-08363, accession no. 0001133228-09-000700.

14.

The financial statements, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for Evergreen Fundamental Mid Cap Value Fund for the fiscal year ended July 31, 2009, filed electronically with the Securities and Exchange Commission on October 2, 2009, File No. 811-08413, accession no. 0001133228-09-000699.

15.

The financial statements, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for Evergreen Mid Cap Growth Fund for the fiscal year ended September 30, 2009, filed electronically with the Securities and Exchange Commission on October 2, 2009, File No. 811-08413, accession no. 0001133228-09-000699

16.

The financial statements, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual reports for Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund for the fiscal year ended May 31, 2009, filed electronically with the Securities and Exchange Commission on July 30, 2009, File No. 811-08367, accession no. 0001133228-09-000515.

17.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual report for Evergreen Intermediate Municipal Bond Fund for the fiscal year ended May 31, 2009, filed electronically with the Securities and Exchange Commission on July 30, 2009, File No. 811-08365, accession no. 0001133228-09-000516.

18.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual report for Evergreen California Municipal Bond Fund for the fiscal year ended March 31, 2009, filed electronically with the Securities and Exchange Commission on June 5, 2009, File No. 811-08367, accession no. 0001133228-09-000390.

19.

The financial statements, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for Evergreen International Equity Fund for the fiscal year ended October 31, 2009, filed electronically with the Securities and Exchange Commission on January 4, 2010, File No. 811-08553, accession no. 0001133228-10-000011.

20.

The financial statements, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for Evergreen U.S. Government Fund for the fiscal year ended April 30, 2009, filed electronically with the Securities and Exchange Commission on July 2, 2009, File No. 811-08415, accession no. 0001133228-09-000455.

21.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual reports for Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund for the fiscal period ended November 30, 2009, filed electronically with the Securities and Exchange Commission on February 1, 2010, File No. 811-08367, accession no. 0001133228-10-000126.

22.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual report for Evergreen Intermediate Municipal Bond Fund for the fiscal period ended November 30, 2009, filed electronically with the Securities and Exchange Commission on February 1, 2010, File No. 811-08365, accession no. 0001133228-10-000125.

23.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual report for Evergreen California Municipal Bond Fund for the fiscal period ended September 30, 2009, filed electronically with the Securities and Exchange Commission on December 2, 2009, File No. 811-08367, accession no. 0001133228-09-000910.

24.

The financial statements, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual reports for Wells Fargo Advantage Index Fund and Wells Fargo Advantage Government Securities Fund for the fiscal year ended September 30, 2009, filed electronically with the Securities and Exchange Commission on December 7, 2009, File No. 811-09253, accession no. 0000950123-09-068598.

25.

The financial statements, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual reports for Wells Fargo Advantage Mid Cap Disciplined Fund and Wells Fargo Advantage Mid Cap Growth Fund for the fiscal year ended October 31, 2009, filed electronically with the Securities and Exchange Commission on January 4, 2010, File No. 811-09253, accession no. 0000950123-10-000128.

26.

The financial statements, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual reports for Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Municipal Bond Fund and Wells Fargo Advantage Short-Term Municipal Bond Fund for the fiscal year ended June 30, 2009, filed electronically with the Securities and Exchange Commission on September 3, 2009, File No. 811-09253, accession no. 0000950123-09-040843.

27.

The financial statements, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for Wells Fargo Advantage Government Securities Fund for the fiscal year ended May 31, 2009, filed electronically with the Securities and Exchange Commission on August 6, 2009, File No. 811-09253, accession no. 0000950123-09-030492.

28.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual reports for Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Municipal Bond Fund and Wells Fargo Advantage Short-Term Municipal Bond Fund for the fiscal period ended December 31, 2009, filed electronically with the Securities and Exchange Commission on _____, File No. 811-09253, accession no. _____.

29.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual report for Wells Fargo Advantage Government Securities Fund for the fiscal period ended November 30, 2009, filed electronically with the Securities and Exchange Commission on February 4, 2010, File No. 811-09253, accession no. 0000950123-10-008858.

  This SAI also contains unaudited Pro Forma Combining Financial Statements with respect to the Mergers involving the following Acquiring Funds: the Wells Fargo Advantage Index Fund, the Wells Fargo Advantage Mid Cap Growth Fund, the Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, the Wells Fargo Advantage Municipal Bond Fund, the Wells Fargo Advantage California Tax-Free Fund, and the Wells Fargo Advantage Government Securities Fund, as well as information regarding the Trustees of the Acquiring Funds.

Information Regarding the Trustees of the Acquiring Funds

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Fund’s prospectus entitled “Organization and Management of the Funds.”

General.

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of December 1, 2009, 133 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex” or the “Trusts”). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust’s retirement policy at the end of the calendar year in which a Trustee turns 74.

Information for Trustees, all of whom are not “interested” persons of the Trust, as that term is defined under the 1940 Act (“Independent Trustees”), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Age	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During the Past 5 Years	Other Public Company or Investment Company Directorships during the Past 5 Years
INDEPENDENT TRUSTEES
Peter G. Gordon, 67	Trustee, since 1998, Chairman of Board and Governance Committee (Lead Independent Trustee from 2001 until 2005)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company.	N/A
Isaiah Harris, Jr., 56	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

Retired.  President and CEO of BellSouth Advertising and Publishing Corp from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation (insurance); Deluxe Corporation (financial and small business services)
Judith M. Johnson, 60	Trustee, since 2008, Chair of Audit Committee	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A
David F. Larcker, 59	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University. Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A
Olivia S. Mitchell, 57	Trustee, since 2006

International Foundation of Employee Benefit Plans Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania since 1993. Director of the Pension Research Council and the Boettner Center on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center.  Research associate, National Bureau of Economic Research.  Prior thereto, Professor at Cornell University from 1978 to 1993.

N/A
Timothy J. Penny, 57	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A
Donald C. Willeke, 69	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 to present.	N/A
OFFICERS
Karla M. Rabusch, 50	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

N/A
C. David Messman, 49	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.	N/A
Debra Ann Early, 45	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

N/A
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
David Berardi, 34	Assistant Treasurer, since 2009

Vice President of Evergreen Investment Management Company, LLC since 2008. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC since 2004.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2008. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.

N/A

1 Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for election or be appointed as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts.  None of the current Trustees is an “interested person” of the Trust as that term is defined in the 1940 Act.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees.  Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below.  Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

Peter G. Gordon.    Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex.  In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.

Isaiah Harris, Jr.   Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009.  He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005.  He also has been a director of Deluxe Corporation since 2003.  As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees.  Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.

Judith M. Johnson.   Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009.  She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008.   Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

David F. Larcker.  Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009.  Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University.  He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University.  He has been a professor of accounting for over 30 years.  He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.

Olivia S. Mitchell.   Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006.  Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania.  She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania.  She has been a professor of economics, insurance and risk management for over 30 years.  She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.

Timothy J. Penny.  Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996.  He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995.  He also serves as a member of the board of another non-profit organization.  Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota’s First Congressional District.

Donald C. Willeke.  Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996.  Previously, he served on the board of trustees of another registered investment company.  He is an attorney in private practice and has served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees – Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis.  The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund’s charter. The Board is currently composed of seven members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.  The Board has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund’s investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board.  The Board believes that the Board’s current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.  The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others.  Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the sub-advisers and other service providers (depending on the nature of the risk), who carry out the Funds’ investment management and business affairs.  Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

Risk oversight forms part of the Board’s general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities.  The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects.  As part of its regular oversight of the Trusts, theBoard, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, sub-advisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions.  The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds’ performance.  The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers.  In addition, as part of the Board’s periodic review of the Funds’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible.  With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust’s Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust’s management. Pursuant to the Trust’s charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and met once during 2009. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an “advisory board,” as such term is defined in Section 2(a)(1) of the 1940 Act (“Advisory Trustees”). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a “non-interested” Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during 2009. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee.  The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust’s valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team (“Management Valuation Team”) of Funds Management.  The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification.  Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee.  The Valuation Committee convened approximately four times during 2009.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Evergreen Califoria Municipal Bond Fund to Wells Fargo Advantage California Tax-Free Fund, in exchange for shares of Wells Fargo Advantage California Tax-Free Fund. The period presented covers the period from January 1, 2009 through December 31, 2009 and reflects financial information assuming the mergers take place.

Wells Fargo Advantage California Tax-Free Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments – December 31, 2009 (unaudited)

				Evergreen California Municipal Bond Fund		Wells Fargo Advantage California Tax-Free Fund		Wells Fargo Advantage California Tax-Free Fund Pro Forma
			Maturity	Principal		Principal		Principal
		Coupon	Date	Amount	Value	Amount	Value	Amount	Value
Municipal Bonds & Notes: 96.55%
California 94.85%
ABC USD Capital Appreciation Series B (Property Tax Revenue, FGIC Insured)	^	6.96%	8/1/2018	$0	$0	$1,500,000	$968,445	$1,500,000	$968,445
Alameda Corridor Trans. Auth. RRB, CCAB, Series A (Miscellaneous Revenue)	^	0.00	10/1/2021	3,000,000	2,420,700	0	0	3,000,000	2,420,700
Alameda Corridor Transportation Authority Sub Lien Series A (Transportation Revenue, AMBAC Insured)	^	6.37	10/1/2018	0	0	3,660,000	2,198,635	3,660,000	2,198,635
Alameda Cnty. Certificate of Participation (Lease Revenue, AMBAC Insured)		5.625	12/1/2015	0	0	525,000	597,970	525,000	597,970
Alisal CA Union School Dist. Capital Appreciation-2006 Election-Series A (Property Tax Revenue, Assured Guaranty)	^	8.26	8/1/2017	0	0	1,105,000	774,307	1,105,000	774,307
Alisal Union School Dist. Series B (Property Tax Revenue, Assured Guaranty)	^	10.75	8/1/2026	0	0	2,170,000	835,385	2,170,000	835,385
Anaheim CA PFA (Lease Revenue, AGM Insured)		6.00	9/1/2010	0	0	325,000	335,693	325,000	335,693
Anaheim PFA (Lease Revenue, AGM Insured)	^	7.90	9/1/2018	0	0	5,900,000	3,788,567	5,900,000	3,788,567
Anaheim PFA Capital Appreciation Sub-Public Improvements Project Series C (Lease Revenue, AGM Insured)	^	11.26	9/1/2025	0	0	15,110,000	5,752,679	15,110,000	5,752,679
Antelope Valley CA Health Care Series A (HCFR, AGM Insured)		5.20	1/1/2017	0	0	3,075,000	3,076,507	3,075,000	3,076,507
Association of Bay Area Govt. Fin. Auth. RB, Schools of Sacred Heart, Series A (Pre-refunded)		6.45	6/1/2030	2,300,000	2,380,822	0	0	2,300,000	2,380,822
Association of Bay Area Govt. Fin. Auth. RB, Schools of Sacred Heart, Series A (Pre-refunded)		0.06	6/1/2015	1,000,000	1,033,890	0	0	1,000,000	1,033,890
Aztec CA Shops Limited San Diego State University (College & University Revenue)		5.875	9/1/2020	0	0	4,345,000	4,353,125	4,345,000	4,353,125
Bay Area Governments Association (Sales Tax Revenue, XLCA Insured)	§	5.00	8/1/2017	0	0	1,635,000	1,675,188	1,635,000	1,675,188
Belmont CA Community Facilities Special Tax Dist. # 2000-1 Library Project Series A (Tax Incremental Revenue, AMBAC Insured)		5.75	8/1/2030	0	0	3,190,000	3,343,790	3,190,000	3,343,790
Brea PFA Tax Allocation Series A (Tax Incremental Revenue)		7.00	9/1/2023	0	0	2,105,000	2,190,610	2,105,000	2,190,610
Cabrillo CA USD Series A (Property Tax Revenue, AMBAC Insured)	^	7.27	8/1/2021	0	0	1,500,000	760,140	1,500,000	760,140
California Casa Colina Project (HCFR)		6.00	4/1/2022	0	0	3,000,000	3,025,980	3,000,000	3,025,980
California Commerce Joint Power Financing Authority (Other Revenue, AMBAC Insured)	§	5.00	8/1/2026	0	0	3,000,000	2,872,650	3,000,000	2,872,650
California Dept. of Veteran Affairs RB, Home Purchase Program, Series A (Housing)		5.35	12/1/2027	2,000,000	2,006,700	0	0	2,000,000	2,006,700
California Dept. of Veteran Affairs RRB, Home Purchase Program, Series A (Housing)		4.85	12/1/2022	2,300,000	2,156,871	0	0	2,300,000	2,156,871
California Dev. Auth. COP, Crossroads Sch. for Arts & Sciences (Lease)		6.00	8/1/2028	1,670,000	1,566,878	0	0	1,670,000	1,566,878
California Educational Facilities Pooled College Projects Series B (College & University Revenue)		5.125	4/1/2017	0	0	1,085,000	1,034,949	1,085,000	1,034,949
California Educational Facilities Pooled College Projects Series B (College & University Revenue)		5.25	4/1/2024	0	0	725,000	635,412	725,000	635,412
California Educational Facilities Pooled College Projects Series B Unrefunded (College & University Revenue)		5.25	4/1/2024	0	0	65,000	66,448	65,000	66,448
California Foothill/Eastern Trans. Corridor Agcy. RB, CCAB (Transportation, Insd. by MBIA)		5.80	1/15/2020	3,000,000	2,997,660	0	0	3,000,000	2,997,660
California Foothill/Eastern Trans. Corridor Agcy. RB, CCAB (Transportation, Insd. by MBIA)		5.85	1/15/2023	3,000,000	2,983,710	0	0	3,000,000	2,983,710
California Foothill/Eastern Trans. Corridor Agcy. RRB (Transportation)		5.75	1/15/2040	7,345,000	6,533,304	0	0	7,345,000	6,533,304
California GO, Series A (General Obligation - State)		5.00	9/1/2021	6,010,000	6,364,109	0	0	6,010,000	6,364,109
California Health Facilities Financing Authority Catholic Healthcare West Series A (Hospital Revenue)		6.00	7/1/2029	0	0	2,750,000	2,953,803	2,750,000	2,953,803
California HFA Home Mortgage Series E (Housing Revenue)		4.65	8/1/2022	0	0	6,700,000	6,171,370	6,700,000	6,171,370
California HFA Home Mortgage Series F (Housing Revenue, GO of Agency Insured)	§,±	0.47	2/1/2032	0	0	2,000,000	2,000,000	2,000,000	2,000,000
California HFA Home Mortgage Series G (Housing Revenue)		5.50	8/1/2042	0	0	2,845,000	2,812,283	2,845,000	2,812,283
California HFA Home Mortgage Series K (Housing Revenue)		4.55	8/1/2021	0	0	7,115,000	6,459,353	7,115,000	6,459,353
California HFA Home Mortgage Series M (Housing Revenue)		4.55	8/1/2021	0	0	4,500,000	4,085,325	4,500,000	4,085,325
California HFA Home Mortgage Series M (Housing Revenue)		5.00	8/1/2037	0	0	3,310,000	3,282,362	3,310,000	3,282,362
California HFA MHRB, Series B (Housing, Insd. by AMBAC & FHA)		6.05	8/1/2016	1,330,000	1,331,609	0	0	1,330,000	1,331,609
California HFA RB, Home Mtge. Proj., Series F (Housing)		1.95	2/1/2038	4,000,000	4,000,000	0	0	4,000,000	4,000,000
California HFA Revenue AMT Pacific Home Mortgage Series E (Housing Revenue)		5.00	2/1/2042	0	0	4,425,000	4,369,820	4,425,000	4,369,820
California HFA Series J (Housing Revenue)		4.95	8/1/2022	0	0	4,900,000	4,568,711	4,900,000	4,568,711
California HFFA Catholic Healthcare West Series L (HFFA Revenue)		5.125	7/1/2022	0	0	2,275,000	2,354,693	2,275,000	2,354,693
California Hlth. Facs. Fin. RB, Adventist Hlth. Svcs., Series A (Hospital)		5.00	3/1/2033	3,000,000	2,756,820	0	0	3,000,000	2,756,820
California Hlth. Facs. Fin. RB, Catholic Healthcare West, Series F (Hospital)		5.00	7/1/2027	3,430,000	3,632,199	0	0	3,430,000	3,632,199
California Hlth. Facs. Fin. RB, Kaiser Permanente, Series A (Hospital)		5.25	4/1/2039	2,000,000	1,877,820	0	0	2,000,000	1,877,820
California Hlth. Facs. Fin. RB, Providence Hlth. & Svcs., Series C (Hospital)		6.50	10/1/2038	5,400,000	6,045,030	0	0	5,400,000	6,045,030
California Hlth. Facs. Fin. RB, Stanford Hosp. & Clinics, Series A (Hospital)		5.00	11/15/2023	2,000,000	2,021,620	0	0	2,000,000	2,021,620
California Hlth. Facs. Fin. RRB, Sutter Hlth., Series A (Hospital)		5.25	8/15/2022	1,000,000	1,028,570	0	0	1,000,000	1,028,570
California Home Mortgage Finance Authority Series E (Housing Revenue, GNMA Insured)	§	6.10	2/1/2046	0	0	3,950,000	4,026,077	3,950,000	4,026,077
California Hsg. Fin. Agcy. RB, Home Mtge., Series K (Housing)		5.60	8/1/2038	3,000,000	2,790,420	0	0	3,000,000	2,790,420
California Infrastructure & Economic Development Bank (Lease Revenue, AMBAC)		4.25	9/1/2010	0	0	500,000	506,545	500,000	506,545
California Infrastructure & Economic Development Bank (Other Revenue)		6.25	2/1/2039	0	0	3,000,000	3,177,390	3,000,000	3,177,390
California Infrastructure & Economic Development Bank Los Angeles Cnty. Museum Series A (Recreational Facilities Revenue, Allied Irish Bank plc LOC)	§,±	0.20	9/1/2037	0	0	1,000,000	1,000,000	1,000,000	1,000,000
California Infrastructure & EDRB, David Gladstone Institute Proj. (IDR)		5.25	10/1/2034	3,000,000	2,840,820	5,000,000	4,734,700	8,000,000	7,575,520
California Infrastructure & EDRB, Kaiser Hosp. Assisted Living, Series A (Hospital)		5.55	8/1/2031	3,500,000	3,508,820	0	0	3,500,000	3,508,820
California Infrastructure & EDRRB, Scripps Institute Proj., Series A (IDR)		5.00	7/1/2029	2,500,000	2,573,800	0	0	2,500,000	2,573,800
California Infrastructure & EDRRB, YMCA Metro. Los Angeles Proj. (IDR)		5.25	2/1/2026	2,000,000	2,003,540	0	0	2,000,000	2,003,540
California Municipal Finance Authority Community Hospitals Central California (Hospital Revenue)	§	5.00	2/1/2020	0	0	2,500,000	2,413,500	2,500,000	2,413,500
California PCRB, Keller Canyon Landfill Proj. (IDR)		6.875	11/1/2027	5,000,000	5,003,450	0	0	5,000,000	5,003,450
California PCRRB, Solid Waste Disposal Mgmt., Inc. Proj., Series A (Resource Recovery)		5.00	1/1/2022	9,435,000	9,121,003	0	0	9,435,000	9,121,003
California Pooled College & University Project Series B Prerefunded (College & University Revenue)	§	6.75	6/1/2030	0	0	2,000,000	2,073,640	2,000,000	2,073,640
California Pub. Works Dept. Board Lease RB, Butterfield Street, Series A (Miscellaneous Revenue)		5.25	6/1/2024	2,400,000	2,342,784	0	0	2,400,000	2,342,784
California Pub. Works Dept. Board Lease RB, Dept. of Mental Hlth., Series A (Miscellaneous Revenue)		5.125	6/1/2029	2,000,000	1,870,340	0	0	2,000,000	1,870,340
California Refunding GO (General Obligation - State)		5.25	4/1/2034	1,000,000	1,167,980	0	0	1,000,000	1,167,980
California Rural Home Mortgage Finance Authority Mortgage-Backed Securities Series B (Housing Revenue, GNMA Insured)		6.25	12/1/2031	0	0	75,000	75,839	75,000	75,839
California Rural Home Mortgage Finance Authority Mortgage-Backed Securities Series B5 (Housing Revenue, GNMA Insured)		6.35	12/1/2029	0	0	95,000	101,934	95,000	101,934
California Rural Home Mortgage Finance Authority Mortgage-Backed Securities Series C (Housing Revenue, GNMA)	§	5.40	2/1/2046	0	0	3,550,000	3,454,434	3,550,000	3,454,434
California Rural Home Mortgage Finance Authority Mortgage-Backed Securities Series E (Housing Revenue, GNMA)	§	5.80	8/1/2043	0	0	3,565,000	3,616,978	3,565,000	3,616,978
California Special Dist. Association Finance Corporation Program Series MM (Lease Revenue)		5.50	6/1/2021	0	0	1,090,000	1,090,425	1,090,000	1,090,425
California State (General Fund Revenue)	§	5.50	6/1/2019	0	0	200,000	204,276	200,000	204,276
California State (General Fund Revenue)		5.75	3/1/2030	0	0	150,000	152,844	150,000	152,844
California State (General Fund Revenue)		6.50	9/1/2010	0	0	500,000	518,330	500,000	518,330
California State (General Fund Revenue)		5.00	3/1/2010	0	0	300,000	302,028	300,000	302,028
California State (Property Tax Revenue)		5.75	4/1/2031	0	0	8,000,000	8,079,200	8,000,000	8,079,200
California State Anticipation Notes Subseries A-1 (General Fund Revenue)		3.00	5/25/2010	0	0	1,055,000	1,062,670	1,055,000	1,062,670
California State Anticipation Notes Subseries A-2 (General Fund Revenue)		3.00	6/23/2010	0	0	1,000,000	1,007,720	1,000,000	1,007,720
California State Dept. of Transportation CA Series A (Lease Revenue, NATL-RE Insured)		5.25	3/1/2016	0	0	2,520,000	2,528,467	2,520,000	2,528,467
California State Dept. of Veteran Affairs Home Purchase Series A (Other Revenue, AMBAC Insured)		5.30	12/1/2021	0	0	3,000,000	3,036,360	3,000,000	3,036,360
California State Dept. Water Reserve RB, Series A (Water & Sewer)		6.00	5/1/2014	2,125,000	2,363,765	0	0	2,125,000	2,363,765
California State DWR RRB (Pre-refunded)		5.125	12/1/2029	45,000	48,884	0	0	45,000	48,884
California State DWR Power Supply Revenue Series A (Electric, Power & Lighting Revenue, NATL-RE Insured)		5.00	5/1/2010	0	0	200,000	202,938	200,000	202,938
California State DWR Power Supply Revenue Series C7 (Electric, Power & Lighting Revenue, AGM Insured)	§,±	0.21	5/1/2022	0	0	9,800,000	9,800,000	9,800,000	9,800,000
California State Economic Recovery Series A (Sales Tax Revenue)		4.00	7/1/2010	0	0	55,000	55,865	55,000	55,865
California State Economic Recovery Series A (Sales Tax Revenue)		5.00	7/1/2010	0	0	550,000	561,446	550,000	561,446
California State Economic Recovery Series A (Sales Tax Revenue)	§	5.00	7/1/2022	0	0	5,000,000	5,156,600	5,000,000	5,156,600
California State Economic Recovery Series A (Sales Tax Revenue, FGIC Insured)		5.25	1/1/2010	0	0	645,000	645,000	645,000	645,000
California State Economic Recovery Series C16 (Sales Tax Revenue, AGM Insured)	§,±	0.25	7/1/2023	0	0	1,695,000	1,695,000	1,695,000	1,695,000
California State Prerefunded (GO - States, Territories, AMBAC Insured)	§	5.25	12/1/2024	0	0	450,000	451,274	450,000	451,274
California State Public Works Board Series K (Lease Revenue)	§	5.00	11/1/2018	0	0	2,825,000	2,835,876	2,825,000	2,835,876
California State Public Works Board University of California Research Project J- L (College & University Revenue, NATL-RE Insured)	§	5.25	11/1/2028	0	0	4,225,000	4,376,931	4,225,000	4,376,931
California State University Fresno Association Incorporated Senior Auxiliary Organization Event Center Prerefunded (College & University Revenue)		6.00	7/1/2022	0	0	3,200,000	3,623,584	3,200,000	3,623,584
California Statewide CDA (HCFR)		5.25	12/1/2027	0	0	4,000,000	3,263,080	4,000,000	3,263,080
California Statewide CDA Catholic West Prerefunded Balance (HCFR)		6.50	7/1/2020	0	0	1,745,000	1,811,816	1,745,000	1,811,816
California Statewide CDA Cedars Sinai Medical Center (HCFR)		6.50	8/1/2012	0	0	1,420,000	1,516,844	1,420,000	1,516,844
California Statewide CDA Childrens Hospital Los Angeles (HCFR, NATL-RE Insured)		5.25	8/15/2029	0	0	4,000,000	3,784,240	4,000,000	3,784,240
California Statewide CDA COP (ACA Insured)	§,±,(m),(n),(a)	0.69	5/15/2029	0	0	1,950,000	1,852,500	1,950,000	1,852,500
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA Insured)		6.10	12/20/2035	0	0	2,010,000	2,049,517	2,010,000	2,049,517
California Statewide CDA RB, Kaiser Permanente, Series A (Hospital)		5.00	4/1/2016	1,030,000	1,113,296	0	0	1,030,000	1,113,296
California Statewide CDA RB, Kaiser Permanente, Series C (Hospital)		5.25	8/1/2031	2,000,000	1,937,180	0	0	2,000,000	1,937,180
California Statewide CDA RB, Propostition 1A (Miscellaneous Revenue)		5.00	6/15/2013	1,250,000	1,329,525	6,000,000	6,381,720	7,250,000	7,711,245
California Statewide CDA RB, Valleycare Hlth. Sys., Series A (Hospital)		5.00	7/15/2022	1,000,000	882,080	0	0	1,000,000	882,080
California Statewide CDA Referendum International School Peninsula Project (Other Revenue)		5.00	11/1/2016	0	0	1,190,000	1,096,359	1,190,000	1,096,359
California Statewide CDA RRB, Mem. Hlth. Svcs., Series A (Hospital)		5.50	10/1/2033	2,000,000	2,009,840	0	0	2,000,000	2,009,840
California Statewide CDA Series B (Water & Wastewater Authority Revenue, FSA Insured)		5.25	10/1/2027	0	0	4,000,000	4,160,480	4,000,000	4,160,480
California Statewide CDA The Internext Group (HCFR)		5.375	4/1/2017	0	0	3,600,000	3,610,260	3,600,000	3,610,260
California Stockton PFA (Other Revenue, Guarantee Agreement)	§,±	1.00	9/1/2048	0	0	1,000,000	1,000,000	1,000,000	1,000,000
California Sutter Health Series A (HCFR)		6.25	8/15/2031	0	0	6,000,000	6,085,200	6,000,000	6,085,200
California Sutter Health Series C (HCFR, AGM Insured)		5.125	8/15/2022	0	0	2,750,000	2,751,788	2,750,000	2,751,788
California The Episcopal Home (HCFR, California Mortgage Insured)		5.25	2/1/2021	0	0	2,000,000	2,000,920	2,000,000	2,000,920
Capistrano, CA Unified Sch. Dist. GO, Series C (General Obligation - Local)		5.50	8/1/2022	1,215,000	1,289,941	0	0	1,215,000	1,289,941
Capitol Area Development Authority Series A (Lease Revenue, NATL-RE Insured)		6.50	4/1/2012	0	0	90,000	90,347	90,000	90,347
Carson CA RDA Series A (Tax Incremental Revenue, NATL-RE Insured)	§	5.25	10/1/2020	0	0	1,140,000	1,157,841	1,140,000	1,157,841
Cathedral City Public Financing Authority Capital Appreciation Series A (Tax Incremental Revenue, NATL-RE Insured)	^	7.88	8/1/2024	0	0	1,075,000	435,934	1,075,000	435,934
Cathedral City Public Financing Authority Capital Appreciation Series A (Tax Incremental Revenue, NATL-RE Insured)	^	9.11	8/1/2026	0	0	1,085,000	381,085	1,085,000	381,085
Center CA USD Capital Appreciation Series C (Property Tax Revenue, NATL-RE Insured)	^	7.81	9/1/2021	0	0	5,000,000	2,520,000	5,000,000	2,520,000
Center CA USD Election 1991 Series D (Property Tax Revenue, NATL-RE Insured)	§,^	8.03	8/1/2028	0	0	3,600,000	1,068,768	3,600,000	1,068,768
Central Valley CA School Dist. Financing Authority GO Program Series A (Educational Facilities Revenue, NATL-RE Insured)		6.45	2/1/2018	0	0	2,645,000	3,010,565	2,645,000	3,010,565
Central Valley, CA Fin. Auth. RRB, Carson Ice Cogeneration Proj. (Power)		5.00	7/1/2019	550,000	588,627	0	0	550,000	588,627
Central Valley, CA Fin. Auth. RRB, Carson Ice Cogeneration Proj. (Power)		5.25	7/1/2020	500,000	542,440	0	0	500,000	542,440
Chico PFA Redevelopment Project Area (Tax Incremental Revenue, MBIA Insured)		5.125	4/1/2021	0	0	3,000,000	3,012,900	3,000,000	3,012,900
Chino Basin CA Regional Financing Authority Municipal Water Dist. Sewer System Project (Sewer Revenue, AMBAC Insured)		6.00	8/1/2016	0	0	1,800,000	1,807,704	1,800,000	1,807,704
Chula Vista, CA IDRB, San Diego Gas (IDR)		5.00	12/1/2027	1,500,000	1,420,050	0	0	1,500,000	1,420,050
College of The Sequoias Tulare Area Improvement Dist. # 3 Election 2008 Series 8 (College & University Revenue, Assured Guaranty)	^	9.74	8/1/2024	0	0	1,000,000	428,530	1,000,000	428,530
College of The Sequoias Tulare Area Improvement Dist. # 3 Election 2008 Series A (College & University Revenue, Assured Guaranty)	^	10.45	8/1/2025	0	0	1,355,000	532,827	1,355,000	532,827
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)		4.80	8/1/2020	0	0	290,000	271,208	290,000	271,208
Contra Costa cnty. CA (Housing Revenue, GNMA Insured)		7.75	5/1/2022	0	0	270,000	348,473	270,000	348,473
Contra Costa Cnty. CA PFA (Tax Incremental Revenue)		5.25	8/1/2028	0	0	750,000	729,158	750,000	729,158
Duarte CA RDA Capital Appreciation Sub Merged Redevelopment Project (Tax Incremental Revenue)	^	8.19	12/1/2016	0	0	4,000,000	2,971,360	4,000,000	2,971,360
Duarte CA Series A (HCFR)		5.25	4/1/2024	0	0	5,265,000	5,267,053	5,265,000	5,267,053
East Side CA Union High School Dist. Santa Clara Cnty. Capital Appreciation Series A (Property Tax Revenue, NATL-RE Insured)	§,^	7.29	9/1/2018	0	0	4,430,000	3,018,868	4,430,000	3,018,868
East Side CA Union High School Dist. Santa Clara Cnty. Capital Appreciation Series A (Property Tax Revenue, NATL-RE Insured)	§,^	7.59	9/1/2019	0	0	5,185,000	3,328,926	5,185,000	3,328,926
East Side CA Union High School Dist. Santa Clara Cnty. Capital Appreciation Series A (Property Tax Revenue, NATL-RE Insured)	§,^	7.92	9/1/2020	0	0	5,420,000	3,275,252	5,420,000	3,275,252
Eastern Municipal Water Dist. CA Series H (Water & Sewer Revenue)		5.00	7/1/2035	0	0	20,000	20,110	20,000	20,110
El Monte CA Dept. of Public Services Facilities Project Phase II (Lease Revenue, AMBAC Insured)		5.25	1/1/2034	0	0	2,500,000	2,501,200	2,500,000	2,501,200
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj. (General Obligation - Local, Insd. by AMBAC)		6.50	12/1/2024	1,500,000	1,590,660	0	0	1,500,000	1,590,660
Emeryville CA PFA Assessment Distribution Refinancing (Special Facilities Revenue)	§	5.75	9/2/2014	0	0	500,000	501,845	500,000	501,845
Emeryville CA PFA Assessment Distribution Refinancing (Special Facilities Revenue)		5.90	9/2/2021	0	0	1,750,000	1,680,035	1,750,000	1,680,035
Escondido CA Joint Powers Financing Authority Civic Center Project Series B (Lease Revenue, AMBAC Insured)		6.125	9/1/2011	0	0	835,000	881,493	835,000	881,493
Escondido CA Union High School Capital Appreciation Election 2008 Series A (Property Tax Revenue, Assured Guaranty)	^	11.79	8/1/2027	0	0	8,385,000	2,970,302	8,385,000	2,970,302
Etiwanda School Dist. PFA (Other Revenue, Assured Guaranty)		5.00	9/15/2032	0	0	2,000,000	2,018,120	2,000,000	2,018,120
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Incremental Revenue)		5.50	10/1/2017	0	0	2,455,000	2,484,730	2,455,000	2,484,730
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Incremental Revenue)		5.50	10/1/2027	0	0	5,140,000	5,146,219	5,140,000	5,146,219
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Incremental Revenue)		5.60	10/1/2027	0	0	4,785,000	4,836,678	4,785,000	4,836,678
Fontana CA Unified School Dist. (Ad Valorem Property Tax Revenue, Assured Guaranty)		3.00	5/1/2010	0	0	150,000	151,272	150,000	151,272
Foothill Eastern Transportation Corridor Agency (Toll Road Revenue)	^	5.28	1/1/2025	0	0	3,000,000	1,601,160	3,000,000	1,601,160
Fresno CA Street Improvement Project (Lease Revenue)		6.625	12/1/2011	0	0	380,000	388,634	380,000	388,634
Gilroy CA USD Election 2008 Series A (Property Tax Revenue, Assured Guaranty)	§	6.00	8/1/2027	0	0	1,000,000	1,145,870	1,000,000	1,145,870
Golden State Tobacco Securitization Corporation Series A1 (Tobacco Settlement Revenue)		4.50	6/1/2027	0	0	5,825,000	5,237,724	5,825,000	5,237,724
Golden West CA Schools Capital Appreciation Series A (Other Revenue, NATL-RE Insured)	^	5.03	8/1/2015	0	0	2,000,000	1,621,320	2,000,000	1,621,320
Golden West Schools Financing Authority (Other Revenue, NATL-RE Insured)	§,^	6.26	8/1/2016	0	0	585,000	423,160	585,000	423,160
Hawaiian Gardens CA RDA (Tax Incremental Revenue)		6.00	12/1/2013	0	0	2,500,000	2,556,650	2,500,000	2,556,650
Hawthorne CA School Dist. Prerefunded (Lease Revenue, AGM Insured)	±	6.00	11/1/2025	0	0	3,960,000	4,181,879	3,960,000	4,181,879
Indian Wells Valley Ca Water Dist. (Water Revenue, Assured Guaranty)		2.00	10/1/2010	0	0	315,000	318,651	315,000	318,651
Inland Empire Tobacco Securitization Authority Series A (Other Revenue)	§	4.625	6/1/2021	0	0	1,815,000	1,542,804	1,815,000	1,542,804
Irvine Ranch Water Dist. CA (Property Tax Revenue)	§,±	0.18	10/1/2010	0	0	500,000	500,000	500,000	500,000
Jamul-Dulzura CA Union School Dist. Series C (Property Tax Revenue)		6.40	8/1/2016	0	0	180,000	180,830	180,000	180,830
John Swett CA Unified School Dist. (Property Tax Revenue, Assured Guaranty)		1.00	8/1/2010	0	0	150,000	150,407	150,000	150,407
Kaweah Delta, California Hlth. Care Dist. GO, Election of 2003 Proj. (General Obligation - Local)		5.25	8/1/2028	5,370,000	5,307,010	0	0	5,370,000	5,307,010
Kern, CA High Sch. Dist. GO, Election of 1990 Proj., Series C (General Obligation - Local)		6.25	8/1/2012	1,200,000	1,368,864	0	0	1,200,000	1,368,864
La Quinta, CA Redev. Agcy. RB, Tax Proj. (Special Tax)		5.00	9/1/2021	1,000,000	1,002,250	0	0	1,000,000	1,002,250
Lake Elsinore CA PFA Series A (Tax Incremental Revenue)		5.50	9/1/2030	0	0	4,000,000	3,865,560	4,000,000	3,865,560
Lake Elsinore CA School Financing Authority Horsethief Canyon (Special Tax Revenue)		5.625	9/1/2016	0	0	3,010,000	3,018,217	3,010,000	3,018,217
Lancaster CA Redevelopment Agency Tax Comb Redevelopment Project Areas (Tax Incremental Revenue)		6.50	8/1/2029	0	0	2,000,000	2,121,320	2,000,000	2,121,320
Live Oak School Dist. Santa Cruz Cnty. CA (Lease Revenue, Assured Guaranty)		5.50	8/1/2029	0	0	1,000,000	1,048,520	1,000,000	1,048,520
Lodi, CA Unified Sch. Dist. GO (General Obligation - Local)		5.00	8/1/2022	4,195,000	4,370,099	0	0	4,195,000	4,370,099
Long Beach Bond Finance Authority CA (Lease Revenue, AMBAC Insured)		6.00	11/1/2017	0	0	1,500,000	1,633,590	1,500,000	1,633,590
Long Beach, CA Fin. Auth. RRB, Hsg. & Gas Util. Funding, Series A-1 (Special Tax)		5.00	8/1/2030	5,000,000	4,511,550	0	0	5,000,000	4,511,550
Long Beach, CA Harbor RB, Series A (Port Authority, Insd. by MBIA)		5.75	5/15/2013	400,000	409,196	0	0	400,000	409,196
Long Beach, CA Harbor RRB, Series A (Port Authority, Insd. by FGIC)		6.00	5/15/2011	450,000	475,524	0	0	450,000	475,524
Los Angeles CA Community RDA (Housing Revenue, FNMA)	§,±	4.90	8/15/2039	0	0	4,740,000	4,898,458	4,740,000	4,898,458
Los Angeles CA Dept. of Airports Los Angeles International Airport Series C1 (Airport Revenue, Banque Nationale Paris LOC)	±,§	0.20	5/15/2020	0	0	600,000	600,000	600,000	600,000
Los Angeles CA Series F2 (Other Revenue)	§,±	0.18	6/1/2032	0	0	675,000	675,000	675,000	675,000
Los Angeles Community RDA Manchester Social Services Project (Lease Revenue, AMBAC Insured)	§	5.00	9/1/2025	0	0	2,310,000	2,239,083	2,310,000	2,239,083
Los Angeles Cnty. CA Public Works Financing Authority Master Project Series A (Lease Revenue, NATL-RE Insured)		5.00	9/1/2014	0	0	40,000	43,204	40,000	43,204
Los Angeles Cnty. Public Works Financing Authority Master Project Series B (Lease Revenue, FGIC Insured)	§	5.00	9/1/2018	0	0	1,000,000	1,043,500	1,000,000	1,043,500
Los Angeles Dept. of Airports Los Angeles International Airport Series C (Airport & Marina Revenue)	§	5.00	5/15/2024	0	0	2,015,000	2,078,855	2,015,000	2,078,855
Los Angeles Dept. of Water & Power Series B (Other Revenue)	§	5.25	7/1/2023	0	0	3,000,000	3,349,230	3,000,000	3,349,230
Los Angeles, CA Arpt. RB, Series A (Airport)		5.25	5/15/2022	2,000,000	2,150,460	0	0	2,000,000	2,150,460
Los Angeles, CA Harbor RB (Port Authority)		7.60	10/1/2018	105,000	128,208	0	0	105,000	128,208
Los Angeles, CA Metro. Trans. Auth. Sales Tax RRB, Proposition 1A (Miscellaneous Revenue)		5.00	7/1/2020	4,000,000	4,479,680	0	0	4,000,000	4,479,680
Los Angeles, CA Metro. Trans. Auth. Sales Tax RRB, Series E (Transportation)		5.00	7/1/2028	2,825,000	2,957,690	0	0	2,825,000	2,957,690
Los Angeles, CA MHRRB, Series A (Housing, Insd. by FNMA)		4.875	8/15/2027	1,200,000	1,212,492	0	0	1,200,000	1,212,492
Los Angeles, CA RB, Sonnenblick-Del Rio Dev., Inc. (Housing)		6.00	11/1/2019	2,000,000	2,053,060	0	0	2,000,000	2,053,060
Manteca CA RDA Amended Merged Project Area (Tax Incremental Revenue, XLCA Insured)		5.00	10/1/2014	0	0	470,000	503,516	470,000	503,516
Merced CA Union High School Dist. Capital Appreciation Series A (Property Tax Revenue, FGIC Insured)	^	7.11	8/1/2018	0	0	2,135,000	1,378,420	2,135,000	1,378,420
Merced Cnty. CA (Lease Revenue, NATL-RE Insured)		6.00	10/1/2012	0	0	95,000	97,019	95,000	97,019
Metropolitan Water Dist. Southern CA Waterworks Series B3 (Water Revenue)	§,±	0.20	7/1/2035	0	0	1,000,000	1,000,000	1,000,000	1,000,000
Mission Viejo CA Community Development Financing Authority (Lease Revenue)	§	5.00	5/1/2026	0	0	1,050,000	1,092,840	1,050,000	1,092,840
Mission Viejo CA Community Development Financing Authority (Lease Revenue)	§	5.00	5/1/2027	0	0	1,110,000	1,150,992	1,110,000	1,150,992
Monrovia CA RDA Central Redevelopment Project Area 1 (Tax Incremental Revenue, AMBAC Insured)		5.00	5/1/2021	0	0	4,375,000	4,385,325	4,375,000	4,385,325
Montebello CA USD Election of 2004 Series A-1 (Property Tax, Assured Guaranty)		5.25	8/1/1934	0	0	3,000,000	3,067,890	3,000,000	3,067,890
Montebello USD (Property Tax Revenue, AGM Insured)	^	8.90	8/1/2021	0	0	1,435,000	756,432	1,435,000	756,432
Morongo Band of Mission Indians RB, Indians Enterprise Casino Proj., Series B (Miscellaneous Revenue)		6.50	3/1/2028	2,000,000	1,849,580	0	0	2,000,000	1,849,580
Murrieta Valley USD PFA (Property Tax Revenue, AGM Insured)	^	6.82	9/1/2022	0	0	350,000	172,449	350,000	172,449
Murrieta Valley USD PFA (Property Tax Revenue, AGM Insured)	^	8.08	9/1/2025	0	0	1,785,000	711,287	1,785,000	711,287
Napa-Vallejo CA Waste Management Authority Solid Waste Transfer Facility (Solid Waste Revenue)	§	5.50	2/15/2013	0	0	1,080,000	1,081,274	1,080,000	1,081,274
Natomas, CA Unified Sch. Dist. Refunding GO (General Obligation - Local)		5.95	9/1/2021	1,000,000	1,137,710	0	0	1,000,000	1,137,710
Northern California Gas Auth. No. 1 RB, Gas Proj., Series 2007B, FRN (Utility)		0.82	7/1/2019	2,000,000	1,617,500	0	0	2,000,000	1,617,500
Northern California Pub. Power Agcy. RB (Utility)		7.50	7/1/2023	50,000	67,998	0	0	50,000	67,998
Northern Inyo Cnty. CA Local Hospital Dist. (Property Tax Revenue, AGC-ICC Insured)		5.60	8/1/2035	0	0	2,000,000	2,060,940	2,000,000	2,060,940
Norwalk-LA Mirada CA Unified School Dist. Election 2002 Series D (GO - School Dist.s, FSA Insured)	^	9.50	8/1/2023	0	0	1,500,000	691,125	1,500,000	691,125
Oak Grove Union School Dist. FlexFund Program (Other Revenue)		4.75	8/1/2027	0	0	1,483,497	1,314,630	1,483,497	1,314,630
Oakland, CA Univ. Sch. Dist. GO, Alameda Cnty. Election of 2006, Series A (General Obligation - Local)		6.125	8/1/2029	4,000,000	4,205,360	0	0	4,000,000	4,205,360
Ontario CA RDA Ontario Redevelopment Project #1 (Special Tax Revenue, NATL-RE Insured)		6.00	8/1/2015	0	0	1,320,000	1,423,448	1,320,000	1,423,448
Orange Cnty. CA Public Financing Authority (Lease Revenue, NATL-RE Insured)		5.00	7/1/2010	0	0	850,000	867,825	850,000	867,825
Orange Cnty. CA Sanitation Dist. Series A (Lease Revenue)	§,±	0.28	8/1/2029	0	0	250,000	250,000	250,000	250,000
Palm Springs CA (Hospital Revenue)	^	6.09	4/15/2021	0	0	10,000,000	6,361,600	10,000,000	6,361,600
Palm Springs CA Palm Springs International Airport (Airport Revenue)		6.00	7/1/2018	0	0	290,000	271,127	290,000	271,127
Palm Springs CA Palm Springs International Airport (Airport Revenue)		6.40	7/1/2023	0	0	500,000	448,730	500,000	448,730
Palo Verde CA USD FlexFund Program (Educational Facilities Revenue)		4.80	9/1/2027	0	0	1,910,116	1,837,895	1,910,116	1,837,895
Palomar Pomerado Health (Property Tax Revenue, NATL-RE Insured)	^	6.81	8/1/2020	0	0	1,425,000	781,527	1,425,000	781,527
Palomar Pomerado Health California Election Of 2004 Series A (Property Tax, NATL-RE Insured)		5.00	8/1/2032	0	0	3,000,000	2,924,580	3,000,000	2,924,580
Palomar Pomerado Health Care Dist. (Other Revenue)		5.50	11/1/2019	0	0	4,950,000	4,821,399	4,950,000	4,821,399
Pasadena CA Old Pasadena Parking Facilities Project (Lease Revenue)		6.25	1/1/2018	0	0	1,410,000	1,626,562	1,410,000	1,626,562
Pasadena, CA Elec. RB (Utility, Insd. by MBIA)		5.00	6/1/2019	4,625,000	4,726,103	0	0	4,625,000	4,726,103
Perris CA PFA Series A (Tax Incremental Revenue)		5.75	10/1/2031	0	0	2,045,000	2,067,025	2,045,000	2,067,025
Perris CA PFA Series A (Tax Incremental Revenue, NATL-RE Insured)		5.25	10/1/2020	0	0	1,030,000	1,046,120	1,030,000	1,046,120
Pico Rivera CA Water Authority Series A (Water Revenue)		6.25	12/1/2032	0	0	5,500,000	5,008,795	5,500,000	5,008,795
Pico Rivera CA Water Authority Series A (Water Revenue, NATL-RE Insured)		5.50	5/1/2019	0	0	2,000,000	2,253,380	2,000,000	2,253,380
Placentia CA RDA Series A (Tax Incremental Revenue)		5.85	8/1/2032	0	0	2,515,000	2,505,493	2,515,000	2,505,493
Pomona CA USD Series A (Property Tax Revenue, NATL-RE Insured)		6.55	8/1/2029	0	0	2,480,000	2,904,973	2,480,000	2,904,973
Port of Oakland CA Series K Prerefunded (Airport & Marina Revenue, NATL-RE Insured)	§	5.75	11/1/2021	0	0	9,105,000	9,116,659	9,105,000	9,116,659
Port of Oakland CA Series L (Airport & Marina Revenue, NATL-RE Insured)	§	5.50	11/1/2020	0	0	2,000,000	2,014,260	2,000,000	2,014,260
Port of Redwood City CA (Airport & Marina Revenue)		5.125	6/1/2030	0	0	3,600,000	3,319,308	3,600,000	3,319,308
Poway CA Community Facilities Dist. (Other Revenue)		2.00	8/15/2010	0	0	1,000,000	1,000,980	1,000,000	1,000,980
Redlands CA RDA Project Area Series A (Tax Revenue, AMBAC Insured)		4.625	8/1/2022	0	0	830,000	779,569	830,000	779,569
Rialto CA RDA Merged Project Area Series A (Tax Incremental Revenue)	§	5.00	9/1/2021	0	0	1,000,000	982,600	1,000,000	982,600
Richmond CA Joint Powers Financing Authority Series A (Lease Revenue)		5.25	5/15/2013	0	0	215,000	215,492	215,000	215,492
Richmond, CA Joint Powers Fin. Auth. RB, Point Potrero Proj., Series A (Port Authority)		6.25	7/1/2024	5,000,000	5,239,950	2,500,000	2,619,975	7,500,000	7,859,925
Riverside Cnty. CA Asset Leasing Corporation Riverside Cnty. Hospital Project (HCFR, NATL-RE Insured)	^	8.35	6/1/2026	0	0	8,595,000	3,050,709	8,595,000	3,050,709
Riverside Cnty. CA Mortgage Series A (Housing Revenue, GNMA Insured)		7.80	5/1/2021	0	0	1,250,000	1,747,063	1,250,000	1,747,063
Riverside Cnty. Palm Desert Financing Authority Series A (Lease Revenue)		6.00	5/1/2022	0	0	3,345,000	3,599,454	3,345,000	3,599,454
Riverside, CA Cmnty. College Dist. GO, Series A (General Obligation - Local)		5.50	8/1/2029	20,000	20,980	0	0	20,000	20,980
Roseville CA COP (Electric, Power & Light Revenue)	§	5.25	2/1/2022	0	0	1,685,000	1,756,360	1,685,000	1,756,360
Roseville CA COP (Electric, Power & Light Revenue)	§	5.25	2/1/2023	0	0	1,840,000	1,907,160	1,840,000	1,907,160
Roseville CA StoneRidge Community Facilities # 1(Special Tax Revenue)		6.30	9/1/2031	0	0	300,000	334,377	300,000	334,377
Rowland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Series B (General Obligation - Local)		5.25	8/1/2023	2,115,000	2,243,846	0	0	2,115,000	2,243,846
Sacramento CA City Financing Authority Series A (Lease Revenue, AMBAC Insured)		5.40	11/1/2020	0	0	2,500,000	2,639,375	2,500,000	2,639,375
Sacramento CA MUD Series F (Electric Revenue)		5.375	12/1/2013	0	0	525,000	571,557	525,000	571,557
Sacramento CA Municipal Utility Dist. Series A (Electric Revenue, NATL-RE Insured)		6.25	8/15/2010	0	0	910,000	943,042	910,000	943,042
Sacramento CA Series A (Other Revenue)		8.25	1/1/2021	0	0	1,985,000	2,730,487	1,985,000	2,730,487
Sacramento Cnty., CA Arpt. RB, Series B (Airport)		5.75	7/1/2024	2,000,000	2,095,780	0	0	2,000,000	2,095,780
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB (Water & Sewer, Insd. by AMBAC)		5.00	12/1/2027	1,250,000	1,269,225	0	0	1,250,000	1,269,225
Sacramento Cnty. CA Animal Care Youth Detention (Lease Revenue, AMBAC Insured)	§	5.00	10/1/2025	0	0	1,085,000	1,068,649	1,085,000	1,068,649
Sacramento, CA Cogeneration Auth. RRB, Procter & Gamble Proj. (Power)		5.00	7/1/2019	700,000	749,161	0	0	700,000	749,161
Sacramento, CA Cogeneration Auth. RRB, Procter & Gamble Proj. (Power)		5.25	7/1/2020	700,000	759,416	0	0	700,000	759,416
Sacramento, CA Cogeneration Auth. RRB, Procter & Gamble Proj. (Power)		5.25	7/1/2021	700,000	758,184	0	0	700,000	758,184
San Bernardino Cnty., CA COP, Med. Ctr. Funding Proj. (Lease)		5.00	8/1/2028	3,500,000	3,282,265	0	0	3,500,000	3,282,265
San Bernardino Cnty. CA COP (Lease Revenue)		5.25	8/1/2019	0	0	3,285,000	3,344,031	3,285,000	3,344,031
San Bernardino Cnty. CA COP (Lease Revenue)	§	5.50	8/1/2020	0	0	8,000,000	8,231,920	8,000,000	8,231,920
San Bernardino Cnty. CA Financing Authority CT Housing Facilities Project (Other Revenue, MBIA Insured)		5.50	6/1/2037	0	0	3,270,000	3,174,156	3,270,000	3,174,156
San Bernardino Cnty. CA Flood Control Dist. (Water Revenue, UBS AG LOC)	§,±	0.21	8/1/2037	0	0	1,000,000	1,000,000	1,000,000	1,000,000
San Bernardino Cnty. CA Transportation Authority Series A (Sales Tax Revenue, AMBAC Insured)		5.00	3/1/2010	0	0	400,000	402,656	400,000	402,656
San Diego CA RDA Centre (Tax Incremental Revenue, AGM Insured)	^	7.95	9/1/2023	0	0	885,000	398,719	885,000	398,719
San Diego CA RDA Centre City Sub Parking Series B (Parking Facilities Revenue)	§	5.30	9/1/2020	0	0	1,060,000	1,058,463	1,060,000	1,058,463
San Diego Cnty. CA Regional Transportation Community Limited Tax Series D (Sales Tax Revenue, Dexia Credit Local de France LOC)	±,§	0.35	4/1/2038	0	0	1,400,000	1,400,000	1,400,000	1,400,000
San Francisco CA City & Cnty. Airport Commission Second Series 27B (Airport & Marina Revenue, FGIC Insured)	§	5.00	5/1/2019	0	0	2,500,000	2,532,975	2,500,000	2,532,975
San Francisco CA City & Cnty. Airports Commission Series 37C (Airport Revenue, FSA Insured)	±,§	0.25	5/1/2029	3,000,000	3,000,000	5,000,000	5,000,000	8,000,000	8,000,000
San Francisco CA City And Mission Bay South Redevelopment D (Tax Revenue)	§	6.25	8/1/2027	0	0	1,645,000	1,707,313	1,645,000	1,707,313
San Francisco CA Series A (Lease Revenue)	§	5.20	4/1/2026	0	0	3,000,000	3,088,560	3,000,000	3,088,560
San Francisco, CA Arpt. RB, Series C-2 (Airport)		5.00	5/1/2021	4,000,000	4,206,880	0	0	4,000,000	4,206,880
San Francisco, CA Arpt. RB, Series C-2 (Airport)		5.00	5/1/2025	3,500,000	3,605,035	0	0	3,500,000	3,605,035
San Francisco, CA City & Cnty. Redev Fin. Auth., Tax Allocation Mission, Series D (Special Tax)		6.625	8/1/2039	1,000,000	1,030,590	0	0	1,000,000	1,030,590
San Jose CA RDA Merged Area Redevelopment Project Series D (Tax Incremental Revenue, AMBAC Insured)	§	5.00	8/1/2023	0	0	8,320,000	8,174,816	8,320,000	8,174,816
San Jose CA USD (Lease Revenue, AGM Insured)	^	7.34	1/1/2021	0	0	1,205,000	713,601	1,205,000	713,601
San Jose RDA CA Merged Area Redevelopment Project Series C (Tax Incremental Revenue, NATL-RE Insured)	§	5.00	8/1/2025	0	0	2,000,000	1,932,680	2,000,000	1,932,680
San Jose RDA Series C (Tax Incremental Revenue, NATL-RE Insured)	§	5.00	8/1/2026	0	0	1,500,000	1,429,995	1,500,000	1,429,995
San Jose USD (Lease Revenue, AGM Insured)	^	11.40	1/1/2026	0	0	3,175,000	1,312,101	3,175,000	1,312,101
San Jose, CA GO, Parks and Public Safety Proj. (General Obligation - Local)		5.00	9/1/2021	3,830,000	4,055,664	0	0	3,830,000	4,055,664
San Jose, CA Unified Sch. Dist. GO, Series A (General Obligation - Local)		5.00	8/1/2021	1,745,000	1,847,100	0	0	1,745,000	1,847,100
San Jose, CA Unified Sch. Dist. GO, Series A (General Obligation - Local)		5.00	8/1/2022	2,680,000	2,837,128	0	0	2,680,000	2,837,128
San Marcos CA PFA (State & Local Governments)	^	5.42	1/1/2019	0	0	1,360,000	983,851	1,360,000	983,851
San Rafael City CA High School Dist. Election of 2002 Series B (Property Tax Revenue, NATL-RE Insured)	^	8.33	8/1/2023	0	0	1,200,000	603,312	1,200,000	603,312
Sanger, CA Unified Sch. Dist. Refunding GO (General Obligation - Local)		5.60	8/1/2023	2,530,000	2,597,677	0	0	2,530,000	2,597,677
Santa Ana CA Financing Authority Inner City Commuter Series C (Lease Revenue)		5.60	9/1/2019	0	0	3,000,000	3,013,590	3,000,000	3,013,590
Santa Ana CA Unified School Dist. Capital Appreciation Election 2008 Series B (Property Tax Revenue, Assured Guaranty)	^	21.87	8/1/2038	0	0	20,495,000	3,064,412	20,495,000	3,064,412
Santa Ana, CA Unified Sch. Dist. GO (General Obligation - Local)		5.375	8/1/2019	1,065,000	1,129,198	0	0	1,065,000	1,129,198
Santa Barbara, CA Fin. Auth. RB, Arpt. Proj. (Airport)		5.00	7/1/2039	6,685,000	6,654,316	0	0	6,685,000	6,654,316
Santa Clara Cnty. CA Housing Authority Blossom River Apartments Series A (Housing Revenue)		6.50	9/1/2039	0	0	3,000,000	2,382,750	3,000,000	2,382,750
Santa Clara Cnty. Financing Authority (Other Revenue, AMBAC Insured)		5.75	2/1/2041	0	0	5,000,000	5,118,400	5,000,000	5,118,400
Santa Cruz Cnty. RDA California Live Oak Soquel Community Improvement (Tax Incremental Revenue)		6.625	9/1/2029	0	0	2,100,000	2,247,462	2,100,000	2,247,462
Santa Margarita, CA Dana Point Auth. RRB, Series B (Miscellaneous Revenue)		7.25	8/1/2013	2,000,000	2,304,840	0	0	2,000,000	2,304,840
School Facilities Financing Authority Grant Joint Union High School Series A (Other Revenue, AGM Insured)	^	5.39	8/1/2019	0	0	870,000	541,471	870,000	541,471
School Facilities Financing Authority Grant Joint Union High School Series A (Other Revenue, AGM Insured)	^	5.75	8/1/2020	0	0	1,505,000	836,855	1,505,000	836,855
Simi Valley CA USD Capital Improvement Projects (Lease Revenue, AMBAC Insured)		5.25	8/1/2022	0	0	1,970,000	1,983,987	1,970,000	1,983,987
Sonoma CA Community RDA The Springs Redevelopment Project (Tax Allocation Revenue, Assured Guaranty)		6.50	8/1/2028	0	0	3,000,000	3,202,530	3,000,000	3,202,530
South Gate CA PFA South Gate Redevelopment Project # 1 (Tax Incremental Revenue, XLCA Insured)		5.25	9/1/2019	0	0	1,765,000	1,803,654	1,765,000	1,803,654
South Pasadena CA USD Series A (Property Tax Revenue, FGIC Insured)		5.55	11/1/2020	0	0	935,000	1,075,016	935,000	1,075,016
Southern CA Logistics Airport Authority Housing Set Aside Revenue (Airport Revenue, XLCA Insured)		5.00	12/1/2036	0	0	2,700,000	2,025,945	2,700,000	2,025,945
Southern CA Public Power Authority (Electric, Power & Light Revenue)		6.75	7/1/2011	0	0	1,270,000	1,381,049	1,270,000	1,381,049
Southwest Community CA Finance Authority Riverside Cnty. (Lease Revenue)		6.375	5/1/2033	0	0	3,515,000	3,773,915	3,515,000	3,773,915
State of California Veterans Series BZ (GO State, MBIA Insured)		5.35	12/1/2021	0	0	6,100,000	6,075,783	6,100,000	6,075,783
Sulphur Springs CA Union School Dist. Interest Accrual Series A (Property Tax Revenue, NATL-RE Insured)	^	7.59	9/1/2013	0	0	5,690,000	5,151,328	5,690,000	5,151,328
Sweetwater CA Unified High School Dist. PFA Special Tax Revenue (Special Tax Revenue, AGM Insured)	§	5.00	9/1/2026	0	0	2,590,000	2,628,099	2,590,000	2,628,099
Torrance, CA COP, Pub. Impt. Proj., Series A (Lease)		5.00	6/1/2034	1,310,000	1,297,188	0	0	1,310,000	1,297,188
Torrance, CA COP, Pub. Impt. Proj., Series B (Lease)		5.25	6/1/2034	2,690,000	2,708,830	0	0	2,690,000	2,708,830
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Lease Revenue, Assured Guaranty)		6.25	10/1/2033	0	0	1,000,000	1,116,910	1,000,000	1,116,910
Tulare CA PFFA Project (Property Tax Revenue, Assured Guaranty)		5.25	4/1/2027	0	0	3,000,000	3,153,420	3,000,000	3,153,420
Union City CA Community RDA Series A (Special Facilities Revenue, AMBAC Insured)		5.375	10/1/2034	0	0	5,210,000	4,881,510	5,210,000	4,881,510
University of California Med. Ctr. RRB, Series D (Education)		5.00	5/15/2026	3,000,000	3,112,140	0	0	3,000,000	3,112,140
University of California RB, UCLA Med. Ctr., Series A (Hospital)		5.25	5/15/2030	465,000	463,242	0	0	465,000	463,242
Upland, CA RRB, San Antonio Cmnty. Hosp. (Hospital)		5.00	1/1/2018	2,745,000	2,746,345	0	0	2,745,000	2,746,345
Vacaville USD (Lease Revenue, Assured Guaranty)	§	6.50	12/1/2034	0	0	1,260,000	1,399,356	1,260,000	1,399,356
Vallejo City, CA Unified Sch. Dist. GO, Series A (General Obligation - Local)		5.90	2/1/2017	1,000,000	1,066,830	0	0	1,000,000	1,066,830
Ventura Cnty. CA Area Housing Authority Series A (Housing Revenue, AMBAC Insured)		5.05	12/1/2026	0	0	1,000,000	822,830	1,000,000	822,830
Vista CA Community Development Commission Vista Redevelopment Project Area (Tax Incremental Revenue)		5.875	9/1/2037	0	0	2,500,000	2,464,450	2,500,000	2,464,450
Walnut Valley CA Series C (Property Tax Revenue, FGIC Insured)		5.75	8/1/2015	0	0	1,135,000	1,139,983	1,135,000	1,139,983
West Contra Costa CA USD Election of 2005 Series C-1 (Property Tax, Assured Guaranty)	^	8.57	8/1/2021	0	0	6,000,000	3,120,300	6,000,000	3,120,300
West Contra Costa CA USD Election of 2005 Series B (Property Tax Revenue)		6.00	8/1/2025	0	0	1,400,000	1,571,304	1,400,000	1,571,304
West Contra Costa CA USD Election of 2005 Series B (Property Tax Revenue)		6.00	8/1/2027	0	0	1,055,000	1,172,147	1,055,000	1,172,147
West Contra, CA Hlth. Care Dist. COP (Lease)		5.50	7/1/2029	2,000,000	2,038,240	0	0	2,000,000	2,038,240
Westside, CA Unified Sch. Dist. Refunding GO, Series C (General Obligation - Local)		6.00	8/1/2014	300,000	335,049	0	0	300,000	335,049
Windsor CA Joint Powers Financing Authority Windsor Civic Center Series A (Lease Revenue, AGM Insured)		5.375	10/1/2018	0	0	2,395,000	2,550,723	2,395,000	2,550,723
Wiseburn School Dist. CA (Property Tax Revenue, Assured Guaranty)	^	7.94	8/1/2024	0	0	1,190,000	509,951	1,190,000	509,951
Wiseburn School Dist. CA (Property Tax Revenue, Assured Guaranty)	^	9.09	8/1/2027	0	0	1,525,000	531,081	1,525,000	531,081
Yorba Linda CA RDA Capital Appreciation Redevelopment Series A (Special Tax Revenue, NATL-RE Insured)	^	6.74	9/1/2019	0	0	1,810,000	1,097,863	1,810,000	1,097,863
					208,962,990		510,178,141		719,141,131

Guam 0.13%
Guam Section 30 Series A (Other Revenue)		5.375	12/1/2024	0	0	1,000,000	999,440	1,000,000	999,440

Puerto Rico 0.52%
Children's Trust Tobacco Settlement Asset-Backed Prerefunded (Tobacco Settlement Funded)	§	6.00	7/1/2026	0	0	3,800,000	3,907,350	3,800,000	3,907,350

Northern Mariana Island 0.06%
Commonwealth of the Northern Mariana Islands Series A (General Fund Revenue)		6.00	6/1/2020	0	0	475,000	486,372	475,000	486,372

Virgin Islands 0.99%
Virgin Islands Pub. Fin. Auth. RB, Series A (Miscellaneous Revenue)		6.75	10/1/2037	2,000,000	2,098,880	0	0	2,000,000	2,098,880
Virgin Islands Pub. Fin. Auth. RRB, Series C (Miscellaneous Revenue)		5.00	10/1/2022	5,500,000	5,423,165	0	0	5,500,000	5,423,165
					7,522,045		0		7,522,045
Total Municipal Bonds and Notes (Cost $214,635,529, $504,889,747 and $719,525,276, respectively)					216,485,035		515,571,303		732,056,338

Short-Term Investments 2.26%		Yield		Shares	Value	Shares	Value	Shares	Value
Evergreen California Municipal Money Market Fund, Class I, 0.01%	ø q	0.01		4,391,842	4,391,842	0	0	4,391,842	4,391,842
Wells Fargo Advantage California Tax-Free Money Market Trust	~ ‡ q	0.11		0	0	12,718,647	12,718,647	12,718,647	12,718,647
Total Short-Term Investments (Cost $4,391,842, $12,718,647 and $17,110,489, respectively)					4,391,842		12,718,647		17,110,489

Total Investments in Securities (Cost $219,027,371, $517,608,394 and $736,635,765, respectively) 98.81%					220,876,877		528,289,950		749,166,827
Other Assets and Liabilities, Net 1.19%					1,683,011		7,331,684		9,014,695
Total Net Assets 100.00%					$222,559,888		$535,621,634		$758,181,522

^	Zero coupon bond. Interest rate presented is yield to maturity.
§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investments.
**	Credit enhancement is provided by a non-controlled affiliate.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.
‡	Short-term security of an affiliate of the Fund.
~

This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

Summary of Abbreviations
ABAG	Association of Bay Area Governments
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HCFR	Healthcare Facilities Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
IDRB	IDR Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance
MFHR	Multi-Family Housing Revenue
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
MUD	Municipal Utility Dist.
PCFA	Pollution Control Finance Authority
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Evergreen California Municipal Bond Fund
Debt securities issued by states in the U.S. and its political subdivisions	$0	$216,485,035	$0	$216,485,035
Short-term investments	4,391,842	0	0	4,391,842
	$4,391,842	$216,485,035	$0	$220,876,877
Wells Fargo Advantage California Tax-Free Bond Fund
Debt securities issued by states in the U.S. and its political subdivisions	$0	$513,718,803	$1,852,500	$515,571,303
Short-term investments	12,718,647	$0	0	12,718,647
	$12,718,647	$513,718,803	$1,852,500	$528,289,950

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Wells Fargo Advantage California Tax-Free Bond Fund:

Debt securities issued by states in the U.S. and its political subdivisions
Balance as of January 1, 2009	$0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	(2,345,000)
Transfers in and/or out of Level 3	4,197,500
Balance as of December 31, 2009	$1,852,500
Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2009	$0

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage California Tax-Free Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities – December 31, 2009 (Unaudited)

	Evergreen California Municipal Bond Fund	Wells Fargo Advantage California Tax-Free Fund	Proforma Adjustments		Wells Fargo Advantage California Tax-Free Fund Pro Forma
Assets
Investments
In securities, at value	$216,485,035	$515,571,303			$732,056,338
In affiliated securities, at value	4,391,842	12,718,647			17,110,489
Total investments at fair value (see cost below)	220,876,877	528,289,950			$749,166,827
Cash	0	50,000			50,000
Receivable for Fund shares issued	40,000	2,579,743			2,619,743
Receivables for interest	3,609,999	6,657,031			10,267,030
Prepaid expenses and other assets	17,026	-			17,026
Total assets	224,543,902	537,576,724			762,120,626
Liabilities
Payable for Fund shares redeemed	30,614	568,248			598,862
Payable for investments purchased	1,086,420	99,421			1,185,841
Dividends payable	828,219	825,319			1,653,538
Payable to investment advisor and affiliates	14,642	403,207			417,849
Accrued expenses and other liabilities	24,119	58,895			83,014
Total liabilities	1,984,014	1,955,090			3,939,104
Total net assets	$222,559,888	$535,621,634			$758,181,522
NET ASSETS CONSIST OF
Paid-in capital	$230,127,979	$536,680,630			$766,808,609
Undistributed (overdistributed) net investment income	(173,401)	60,287			(113,114)
Undistributed net realized loss on investments	(9,244,196)	(11,800,839)			(21,045,035)
Net unrealized appreciation on investments	1,849,506	10,681,556			12,531,062
Total net assets	$222,559,888	$535,621,634			$758,181,522
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$207,254,681	$371,414,419			$578,669,100
Shares outstanding – Class A	19,902,282	35,059,878	(338,352)	A	54,623,808
Net asset value and offering price per share – Class A	$10.41	$10.59			$10.59
Maximum offerng price per share – Class A (based on a sales charge of 4.75%, 4.50% and 4.50%, respectively)	$10.93	$11.09			$11.21
Net assets – Class B	$617,383	$7,688,444			$8,305,827
Shares outstanding – Class B	59,287	711,164	(2,174)	A	768,277
Net asset value and offering price per share – Class B	$10.41	$10.81			$10.81
Net assets – Class C	$3,162,920	$33,395,386			$36,558,306
Shares outstanding – Class C	303,728	3,091,095	(10,964)	A	3,383,859
Net asset value and offering price per share – Class C	$10.41	$10.80			$10.80
Net assets – Class I	$11,524,904		(11,524,904)	B
Shares outstanding – Class I	1,106,715		(1,106,715)	A
Net asset value and offering price per share – Class I	$10.41
Net assets – Administrator Class		$123,123,385	11,524,904	B	$134,648,289
Shares outstanding – Administrator Class		11,598,385	1,085,656	A	12,684,041
Net asset value and offering price per share – Administrator Class		$10.62			$10.62
Investments at cost	$219,027,371	$517,608,394			$736,635,765

1	Each Fund has an unlimited number of authorized shares.
A -	Reflects the impact of converting shares of the target fund into shares of the combined surviving fund.
B -	Reflects the merger of Class I of the target fund into Administrator Class of the combined surviving fund.

See Notes to Combining Pro Forma Financial Statements

Wells Fargo Advantage California Tax-Free Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations – For the Twelve Months ended December 31, 2009 (Unaudited)

	Evergreen California Municipal Bond Fund	Wells Fargo Advantage California Tax-Free Fund	Proforma Adjustments		Wells Fargo Advantage California Tax- Free Fund Pro Forma
Investment income
Interest	$11,847,744	$26,103,820			$37,951,564
Income from affiliated securities	8,698	15,701			24,399
Total investment income	11,856,442	26,119,521			37,975,963
Expenses
Advisory fees	802,907	1,682,172	(64,330)	A	2,420,749
Administration fees
Fund level	229,402	240,419	(116,629)	A	353,192
Class A		647,548	263,662	B	911,210
Class B		21,321	(1,360)	C	19,961
Class C		52,163	(1,228)	C	50,935
Administrator Class		80,266	12,302	B	92,568
Custody fees		78,798	(64,670)	A	14,128
Accounting fees	57,724	34,312	(65,547)	A	26,489
Shareholder servicing fees
Class A	532,181	880,762	10,823	B	1,423,766
Class B	1,747	29,396			31,143
Class C	7,563	72,448			80,011
Administrator Class		200,368	31,051	B	231,419
Distribution fees
Class B	5,241	88,839			94,080
Class C	22,688	217,345			240,033
Professional fees	39,043	45,475	(17,348)	D	67,170
Transfer agent fee	146,110		(146,110)	E
Registration fees	61,641	9,131	(57,285)	D	13,487
Shareholder reports	28,553	64,539	(23,273)	D	69,819
Trustees' fees	5,501	11,674			17,175
Other fees and expenses	8,044	14,818	(975)	D	21,887
Total expenses	1,948,345	4,471,794	(240,917)		6,179,222
Less
Expense reductions	(732)	(170)			(902)
Waived fees and reimbursed expenses		(519,185)	(212,868)	F	(732,053)
Net expenses	1,947,613	3,952,439	(453,785)		5,446,267
Net investment income	9,908,829	22,167,082	453,785		32,529,696
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain and loss from investments	(1,599,746)	(8,203,939)			(9,803,685)
Net change in unrealized appreciation (depreciation) of investments	25,513,010	52,744,796			78,257,806
Net realized and unrealized gain from investments	23,913,264	44,540,857			68,454,121
Net increase in net assets resulting from operations	$33,822,093	$66,707,939	453,785		$100,983,817

A	Reflects a decrease based on the surviving fund's fee schedule and the average net assets of the combined surviving fund.
B	Reflects an increase based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.
C	Reflects a decrease based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
E	Reflects a decrease as this fee is included in the administration fee of the combined surviving fund.
F	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage California Tax-Free Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

December 31, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage California Tax-Free Fund (“Wells Fargo California Tax-Free Fund”) and Evergreen California Municipal Bond Fund (“Evergreen California Bond Fund ”) (each, a “Fund”) at December 31, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Evergreen California Bond Fund. The Reorganization provides for the acquisition of all the assets and all the liabilities of Evergreen California Bond Fund, in a tax-free exchange for shares of Wells Fargo California Tax-Free Fund at net asset value. As a result of the Reorganization, Class A, Class B, Class C and Class I shareholders of Evergreen California Bond Fund would become shareholders of Class A, Class B, Class C and Administrator Class, respectively, of Wells Fargo California Tax-Free Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo California Tax-Free Fund and Evergreen California Bond Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on December 31, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 6 – Pro Forma Operating Expenses.

Following the Reorganization, the Wells Fargo California Tax-Free Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen California Bond Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Wells Fargo Funds Management, LLC (“Funds Management”) and/or Evergreen Investment Management Company, LLC (“EIMC”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo California Tax-Free Fund. As of December 31, 2009, securities held by Evergreen California Bond Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo California Tax-Free Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and representative of the securities’ market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion or discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3.	WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

4.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo California Tax-Free Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Evergreen California Bond Fund and Wells Fargo California Tax-Free Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

As of September 30, 2009, Evergreen California Bond Fund and Wells Fargo California Tax-Free Fund had $10,554,632 and $10,618,426, respectively, in capital loss carryforwards.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

5.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo California Tax-Free Fund that would have been issued at December 31, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Evergreen California Bond Fund to be acquired as of December 31, 2009, divided by the net asset value per share of the shares of Wells Fargo California Tax-Free Fund as of December 31, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at December 31, 2009:

Class of Shares	Shares of Wells Fargo California Tax-Free Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class A	35,059,878	19,563,930	54,623,808
Class B	711,164	57,113	768,277
Class C	3,091,095	292,764	3,383,859
Admin Class	11,598,385	1,085,656	12,684,041
6.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve months ending December 31, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo California Tax-Free Fund and Evergreen California Bond Fund for the twelve months ended December 31, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended December 31, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo California Tax-Free Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

7.	REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC's affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Ultra Short Opportunities Fund (the "Ultra Short Fund") concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund's registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund's risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

Funds Management does not expect that any of these legal actions, inquiries or investigations currently pending or threatened would or will have a material adverse impact on the financial position or operations of any of the Wells Fargo Advantage funds to which these pro forma financial statements relate.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Evergreen Equity Index Fund to Wells Fargo Advantage Index Fund in exchange for shares of Wells Fargo Advantage Index Fund. The period presented covers the period from August 1, 2008 through July 31, 2009 and reflects financial information assuming the mergers take place.

Wells Fargo Advantage Index Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments - July 31, 2009 (unaudited)

	Evergreen Equity Index Fund		Wells Fargo Advantage Index Fund #		Proforma Adjustments			Wells Fargo Advantage Index Fund Pro Forma
	Shares	Value	Shares	Value	Shares	Value		Shares	Value
Common Stocks 21.7%
Consumer Discretionary 2.0%
Auto Components 0.1%
Goodyear Tire & Rubber Company*	11,191	$190,471	0	$0	(11,191)	$(190,471)	A	0	$0
Johnson Controls Incorporated	27,500	711,700	0	0	(27,500)	(711,700)	A	0	0
		902,171		0		(902,171)	A		0
Automobiles 0.1%
Ford Motor Company Þ *	148,927	1,191,416	0	0	(148,927)	(1,191,416)	A	0	0
Harley-Davidson Incorporated Þ	10,850	245,210	0	0	(10,850)	(245,210)	A	0	0
		1,436,626		0		(1,436,626)	A		0
Distributors 0.0%
Genuine Parts Company	7,378	261,329	0	0	(7,378)	(261,329)	A	0	0
Diversified Consumer Services 0.0%
Apollo Group Incorporated, Class A*	4,986	344,234	0	0	(4,986)	(344,234)	A	0	0
DeVry Incorporated	2,850	141,759	0	0	(2,850)	(141,759)	A	0	0
H&R Block Incorporated	15,718	262,333	0	0	(15,718)	(262,333)	A	0	0
		748,326		0		(748,326)	A		0
Hotels, Restaurants & Leisure 0.3%
Carnival Corporation	20,275	567,497	0	0	(20,275)	(567,497)	A	0	0
Darden Restaurants Incorporated	6,346	205,547	0	0	(6,346)	(205,547)	A	0	0
International Game Technology	13,711	270,792	0	0	(13,711)	(270,792)	A	0	0
Marriott International Incorporated, Class A	13,737	295,898	0	0	(13,737)	(295,898)	A	0	0
McDonald’s Corporation	51,053	2,810,978	0	0	(51,053)	(2,810,978)	A	0	0
Starbucks Corporation*	34,054	602,756	0	0	(34,054)	(602,756)	A	0	0
Starwood Hotels & Resorts Worldwide Incorporated	8,638	203,943	0	0	(8,638)	(203,943)	A	0	0
Wyndham Worldwide Corporation	8,241	114,962	0	0	(8,241)	(114,962)	A	0	0
Wynn Resorts Limited Þ *	3,132	160,265	0	0	(3,132)	(160,265)	A	0	0
Yum! Brands Incorporated	21,360	757,426	0	0	(21,360)	(757,426)	A	0	0
		5,990,064		0		(5,990,064)	A		0
Household Durables 0.1%
Black & Decker Corporation	2,782	104,603	0	0	(2,782)	(104,603)	A	0	0
Centex Corporation	5,761	62,853	0	0	(5,761)	(62,853)	A	0	0
D.R. Horton Incorporated	12,759	147,877	0	0	(12,759)	(147,877)	A	0	0
Fortune Brands Incorporated	6,951	275,051	0	0	(6,951)	(275,051)	A	0	0
Harman International Industries Incorporated	3,208	79,173	0	0	(3,208)	(79,173)	A	0	0
KB Home	3,424	57,147	0	0	(3,424)	(57,147)	A	0	0
Leggett & Platt Incorporated	7,254	125,857	0	0	(7,254)	(125,857)	A	0	0
Lennar Corporation, Class A	6,533	77,351	0	0	(6,533)	(77,351)	A	0	0
Newell Rubbermaid Incorporated	12,846	165,328	0	0	(12,846)	(165,328)	A	0	0
Pulte Homes Incorporated	9,931	112,915	0	0	(9,931)	(112,915)	A	0	0
Snap-On Incorporated	2,666	94,990	0	0	(2,666)	(94,990)	A	0	0
Stanley Works	3,659	146,909	0	0	(3,659)	(146,909)	A	0	0
Whirlpool Corporation	3,416	195,019	0	0	(3,416)	(195,019)	A	0	0
		1,645,073		0		(1,645,073)	A		0
Internet & Catalog Retail 0.1%
Amazon.com Incorporated*	14,912	1,278,853	0	0	(14,912)	(1,278,853)	A	0	0
Expedia Incorporated*	9,737	201,653	0	0	(9,737)	(201,653)	A	0	0
		1,480,506		0		(1,480,506)	A		0
Leisure Equipment & Products 0.0%
Eastman Kodak Company	12,411	36,861	0	0	(12,411)	(36,861)	A	0	0
Hasbro Incorporated	5,759	152,613	0	0	(5,759)	(152,613)	A	0	0
Mattel Incorporated	16,591	291,670	0	0	(16,591)	(291,670)	A	0	0
		481,144		0		(481,144)	A		0
Media 0.6%
CBS Corporation, Class B	31,444	257,526	0	0	(31,444)	(257,526)	A	0	0
Comcast Corporation, Class A	133,430	1,982,770	0	0	(133,430)	(1,982,770)	A	0	0
DIRECTV Group Incorporated*	24,255	628,204	0	0	(24,255)	(628,204)	A	0	0
Gannett Company Incorporated Þ	10,756	75,292	0	0	(10,756)	(75,292)	A	0	0
Interpublic Group of Cos.*	22,138	115,339	0	0	(22,138)	(115,339)	A	0	0
McGraw-Hill Cos.	14,554	456,268	0	0	(14,554)	(456,268)	A	0	0
Meredith Corporation	1,666	44,099	0	0	(1,666)	(44,099)	A	0	0
New York Times Company, Class A Þ	5,396	42,467	0	0	(5,396)	(42,467)	A	0	0
News Corporation, Class A	106,447	1,099,598	0	0	(106,447)	(1,099,598)	A	0	0
Omnicom Group Incorporated	14,385	489,090	0	0	(14,385)	(489,090)	A	0	0
Scripps Networks Interactive Incorporated, Class A	4,187	135,156	0	0	(4,187)	(135,156)	A	0	0
Time Warner Cable Incorporated	16,305	539,043	0	0	(16,305)	(539,043)	A	0	0
Time Warner Incorporated	55,367	1,476,084	0	0	(55,367)	(1,476,084)	A	0	0
Viacom Incorporated, Class B*	28,063	649,939	0	0	(28,063)	(649,939)	A	0	0
Walt Disney Company	85,923	2,158,386	0	0	(85,923)	(2,158,386)	A	0	0
Washington Post Company, Class B	278	125,517	0	0	(278)	(125,517)	A	0	0
		10,274,778		0		(10,274,778)	A		0
Multiline Retail 0.2%
Big Lots Incorporated*	3,821	88,036	0	0	(3,821)	(88,036)	A	0	0
Family Dollar Stores Incorporated	6,490	203,916	0	0	(6,490)	(203,916)	A	0	0
J.C. Penney Company Incorporated	10,913	329,027	0	0	(10,913)	(329,027)	A	0	0
Kohl’s Corporation*	14,132	686,109	0	0	(14,132)	(686,109)	A	0	0
Macy’s Incorporated	19,462	270,716	0	0	(19,462)	(270,716)	A	0	0
Nordstrom Incorporated Þ	7,409	195,894	0	0	(7,409)	(195,894)	A	0	0
Sears Holdings Corporation*	2,498	165,717	0	0	(2,498)	(165,717)	A	0	0
Target Corporation	34,812	1,518,499	0	0	(34,812)	(1,518,499)	A	0	0
		3,457,914		0		(3,457,914)	A		0
Specialty Retail 0.4%
Abercrombie & Fitch Company, Class A	4,067	116,276	0	0	(4,067)	(116,276)	A	0	0
AutoNation Incorporated*	4,999	103,379	0	0	(4,999)	(103,379)	A	0	0
AutoZone Incorporated*	1,670	256,462	0	0	(1,670)	(256,462)	A	0	0
Bed Bath & Beyond Incorporated*	12,016	417,556	0	0	(12,016)	(417,556)	A	0	0
Best Buy Company Incorporated	15,796	590,297	0	0	(15,796)	(590,297)	A	0	0
GameStop Corporation, Class A*	7,618	166,758	0	0	(7,618)	(166,758)	A	0	0
Gap Incorporated	21,282	347,322	0	0	(21,282)	(347,322)	A	0	0
Home Depot Incorporated	78,497	2,036,212	0	0	(78,497)	(2,036,212)	A	0	0
Limited Brands Incorporated	12,500	161,750	0	0	(12,500)	(161,750)	A	0	0
Lowe’s Cos.	68,327	1,534,624	0	0	(68,327)	(1,534,624)	A	0	0
O’Reilly Automotive Incorporated*	6,278	255,263	0	0	(6,278)	(255,263)	A	0	0
Office Depot Incorporated*	12,712	57,840	0	0	(12,712)	(57,840)	A	0	0
RadioShack Corporation	5,790	89,803	0	0	(5,790)	(89,803)	A	0	0
Sherwin-Williams Company	4,552	262,878	0	0	(4,552)	(262,878)	A	0	0
Staples Incorporated	33,103	695,825	0	0	(33,103)	(695,825)	A	0	0
Tiffany & Company	5,742	171,284	0	0	(5,742)	(171,284)	A	0	0
TJX Cos.	19,137	693,333	0	0	(19,137)	(693,333)	A	0	0
		7,956,862		0		(7,956,862)	A		0
Textiles, Apparel & Luxury Goods 0.1%
Coach Incorporated*	14,696	434,855	0	0	(14,696)	(434,855)	A	0	0
Nike Incorporated, Class B	17,931	1,015,612	0	0	(17,931)	(1,015,612)	A	0	0
Polo Ralph Lauren Corporation	2,616	164,939	0	0	(2,616)	(164,939)	A	0	0
VF Corporation	4,095	264,905	0	0	(4,095)	(264,905)	A	0	0
		1,880,311		0		(1,880,311)	A		0
Consumer Staples 2.6%
Beverages 0.5%
Brown-Forman Corporation, Class B	4,518	198,566	0	0	(4,518)	(198,566)	A	0	0
Coca-Cola Company	92,130	4,591,759	0	0	(92,130)	(4,591,759)	A	0	0
Coca-Cola Enterprises Incorporated	14,675	275,743	0	0	(14,675)	(275,743)	A	0	0
Constellation Brands Incorporated, Class A*	9,102	124,333	0	0	(9,102)	(124,333)	A	0	0
Dr. Pepper Snapple Group Incorporated*	11,748	289,118	0	0	(11,748)	(289,118)	A	0	0
Molson Coors Brewing Company, Class B	6,899	311,904	0	0	(6,899)	(311,904)	A	0	0
Pepsi Bottling Group Incorporated	6,324	214,700	0	0	(6,324)	(214,700)	A	0	0
PepsiCo Incorporated	72,042	4,088,384	0	0	(72,042)	(4,088,384)	A	0	0
		10,094,507		0		(10,094,507)	A		0
Food & Staples Retailing 0.6%
Costco Wholesale Corporation	20,085	994,207	0	0	(20,085)	(994,207)	A	0	0
CVS Caremark Corporation	67,372	2,255,615	0	0	(67,372)	(2,255,615)	A	0	0
Kroger Company	30,187	645,398	0	0	(30,187)	(645,398)	A	0	0
Safeway Incorporated	19,709	373,091	0	0	(19,709)	(373,091)	A	0	0
SUPERVALU Incorporated	9,792	145,215	0	0	(9,792)	(145,215)	A	0	0
Sysco Corporation	27,298	648,600	0	0	(27,298)	(648,600)	A	0	0
Wal-Mart Stores Incorporated	103,270	5,151,108	0	0	(103,270)	(5,151,108)	A	0	0
Walgreen Company	45,892	1,424,947	0	0	(45,892)	(1,424,947)	A	0	0
Whole Foods Market Incorporated Þ	6,499	157,211	0	0	(6,499)	(157,211)	A	0	0
		11,795,392		0		(11,795,392)	A		0
Food Products 0.4%
Archer Daniels Midland Company	29,709	894,835	0	0	(29,709)	(894,835)	A	0	0
Campbell Soup Company	9,240	286,717	0	0	(9,240)	(286,717)	A	0	0
ConAgra Foods Incorporated	20,696	406,262	0	0	(20,696)	(406,262)	A	0	0
Dean Foods Company*	8,192	173,588	0	0	(8,192)	(173,588)	A	0	0
General Mills Incorporated	15,224	896,846	0	0	(15,224)	(896,846)	A	0	0
H.J. Heinz Company	14,560	559,978	0	0	(14,560)	(559,978)	A	0	0
Hershey Company	7,669	306,377	0	0	(7,669)	(306,377)	A	0	0
Hormel Foods Corporation	3,231	116,025	0	0	(3,231)	(116,025)	A	0	0
J.M. Smucker Company	5,480	274,164	0	0	(5,480)	(274,164)	A	0	0
Kellogg Company	11,683	554,942	0	0	(11,683)	(554,942)	A	0	0
Kraft Foods Incorporated, Class A	68,152	1,931,428	0	0	(68,152)	(1,931,428)	A	0	0
McCormick & Company Incorporated	6,030	194,287	0	0	(6,030)	(194,287)	A	0	0
Sara Lee Corporation	32,191	342,512	0	0	(32,191)	(342,512)	A	0	0
Tyson Foods Incorporated, Class A	13,978	159,769	0	0	(13,978)	(159,769)	A	0	0
		7,097,730		0		(7,097,730)	A		0
Household Products 0.6%
Clorox Company	6,435	392,599	0	0	(6,435)	(392,599)	A	0	0
Colgate-Palmolive Company	23,118	1,674,668	0	0	(23,118)	(1,674,668)	A	0	0
Kimberly-Clark Corporation	19,168	1,120,370	0	0	(19,168)	(1,120,370)	A	0	0
Procter & Gamble Company	134,880	7,487,189	0	0	(134,880)	(7,487,189)	A	0	0
		10,674,826		0		(10,674,826)	A		0
Personal Products 0.1%
Avon Products Incorporated	19,755	639,667	0	0	(19,755)	(639,667)	A	0	0
Estee Lauder Cos., Class A	5,370	195,683	0	0	(5,370)	(195,683)	A	0	0
		835,350		0		(835,350)	A		0
Tobacco 0.4%
Altria Group Incorporated	95,682	1,677,305	0	0	(95,682)	(1,677,305)	A	0	0
Lorillard Incorporated	7,782	573,689	0	0	(7,782)	(573,689)	A	0	0
Philip Morris International Incorporated	90,773	4,230,022	0	0	(90,773)	(4,230,022)	A	0	0
Reynolds American Incorporated	7,819	340,205	0	0	(7,819)	(340,205)	A	0	0
		6,821,221		0		(6,821,221)	A		0
Energy 2.6%
Energy Equipment & Services 0.4%
Baker Hughes Incorporated	14,336	580,608	0	0	(14,336)	(580,608)	A	0	0
BJ Services Company	13,516	191,657	0	0	(13,516)	(191,657)	A	0	0
Cameron International Corporation*	10,041	313,580	0	0	(10,041)	(313,580)	A	0	0
Diamond Offshore Drilling Incorporated	3,216	289,022	0	0	(3,216)	(289,022)	A	0	0
ENSCO International Incorporated	6,562	248,634	0	0	(6,562)	(248,634)	A	0	0
FMC Technologies Incorporated	5,719	248,777	0	0	(5,719)	(248,777)	A	0	0
Halliburton Company	41,515	917,066	0	0	(41,515)	(917,066)	A	0	0
Nabors Industries Limited*	13,098	222,928	0	0	(13,098)	(222,928)	A	0	0
National Oilwell Varco Incorporated*	19,350	695,439	0	0	(19,350)	(695,439)	A	0	0
Rowan Companies Incorporated	5,233	111,620	0	0	(5,233)	(111,620)	A	0	0
Schlumberger Limited	55,365	2,962,028	0	0	(55,365)	(2,962,028)	A	0	0
Smith International Incorporated	10,149	255,044	0	0	(10,149)	(255,044)	A	0	0
		7,036,403		0		(7,036,403)	A		0
Oil, Gas & Consumable Fuels 2.2%
Anadarko Petroleum Corporation	23,100	1,113,420	0	0	(23,100)	(1,113,420)	A	0	0
Apache Corporation	15,511	1,302,148	0	0	(15,511)	(1,302,148)	A	0	0
Cabot Oil & Gas Corporation	4,796	168,484	0	0	(4,796)	(168,484)	A	0	0
Chesapeake Energy Corporation	26,079	559,134	0	0	(26,079)	(559,134)	A	0	0
Chevron Corporation	92,768	6,444,593	0	0	(92,768)	(6,444,593)	A	0	0
ConocoPhillips	68,560	2,996,758	0	0	(68,560)	(2,996,758)	A	0	0
Consol Energy Incorporated	8,359	296,995	0	0	(8,359)	(296,995)	A	0	0
Denbury Resources Incorporated	11,516	191,166	0	0	(11,516)	(191,166)	A	0	0
Devon Energy Corporation	20,542	1,193,285	0	0	(20,542)	(1,193,285)	A	0	0
El Paso Corporation	32,440	326,346	0	0	(32,440)	(326,346)	A	0	0
EOG Resources Incorporated	11,582	857,415	0	0	(11,582)	(857,415)	A	0	0
Exxon Mobil Corporation	225,812	15,894,907	0	0	(225,812)	(15,894,907)	A	0	0
Hess Corporation	13,167	726,818	0	0	(13,167)	(726,818)	A	0	0
Marathon Oil Corporation	32,753	1,056,284	0	0	(32,753)	(1,056,284)	A	0	0
Massey Energy Company	3,956	105,230	0	0	(3,956)	(105,230)	A	0	0
Murphy Oil Corporation	8,829	513,848	0	0	(8,829)	(513,848)	A	0	0
Noble Energy Incorporated	8,022	490,305	0	0	(8,022)	(490,305)	A	0	0
Occidental Petroleum Corporation	37,510	2,675,963	0	0	(37,510)	(2,675,963)	A	0	0
Peabody Energy Corporation	12,372	409,637	0	0	(12,372)	(409,637)	A	0	0
Pioneer Natural Resources Company	5,275	150,601	0	0	(5,275)	(150,601)	A	0	0
Range Resources Corporation	7,244	336,194	0	0	(7,244)	(336,194)	A	0	0
Southwestern Energy Company*	15,902	658,820	0	0	(15,902)	(658,820)	A	0	0
Spectra Energy Corporation	29,847	547,991	0	0	(29,847)	(547,991)	A	0	0
Sunoco Incorporated	5,409	133,548	0	0	(5,409)	(133,548)	A	0	0
Tesoro Corporation	6,403	83,815	0	0	(6,403)	(83,815)	A	0	0
Valero Energy Corporation	25,744	463,392	0	0	(25,744)	(463,392)	A	0	0
Williams Cos.	26,844	448,026	0	0	(26,844)	(448,026)	A	0	0
XTO Energy Incorporated	26,826	1,079,210	0	0	(26,826)	(1,079,210)	A	0	0
		41,224,333		0		(41,224,333)	A		0
Financials 3.0%
Capital Markets 0.7%
Ameriprise Financial Incorporated	11,792	327,818	0	0	(11,792)	(327,818)	A	0	0
Bank of New York Mellon Corporation	55,320	1,512,449	0	0	(55,320)	(1,512,449)	A	0	0
Charles Schwab Corporation	43,456	776,559	0	0	(43,456)	(776,559)	A	0	0
E*TRADE Financial Corporation*	51,617	77,426	0	0	(51,617)	(77,426)	A	0	0
Federated Investors Incorporated, Class B	4,141	107,376	0	0	(4,141)	(107,376)	A	0	0
Franklin Resources Incorporated	6,972	618,277	0	0	(6,972)	(618,277)	A	0	0
Goldman Sachs Group Incorporated	23,296	3,804,237	0	0	(23,296)	(3,804,237)	A	0	0
INVESCO Limited	19,034	375,921	0	0	(19,034)	(375,921)	A	0	0
Janus Capital Group Incorporated	8,303	113,419	0	0	(8,303)	(113,419)	A	0	0
Legg Mason Incorporated	6,623	186,371	0	0	(6,623)	(186,371)	A	0	0
Morgan Stanley	62,550	1,782,675	0	0	(62,550)	(1,782,675)	A	0	0
Northern Trust Corporation	11,150	666,881	0	0	(11,150)	(666,881)	A	0	0
State Street Corporation	22,848	1,149,254	0	0	(22,848)	(1,149,254)	A	0	0
T. Rowe Price Group Incorporated	11,822	552,206	0	0	(11,822)	(552,206)	A	0	0
		12,050,869		0		(12,050,869)	A		0
Commercial Banks 0.6%
BB&T Corporation Þ	29,935	684,913	0	0	(29,935)	(684,913)	A	0	0
Comerica Incorporated	6,993	166,713	0	0	(6,993)	(166,713)	A	0	0
Fifth Third Bancorp Þ	36,790	349,505	0	0	(36,790)	(349,505)	A	0	0
First Horizon National Corporation	9,946	127,508	0	0	(9,946)	(127,508)	A	0	0
Huntington Bancshares Incorporated Þ	25,155	102,884	0	0	(25,155)	(102,884)	A	0	0
KeyCorp	36,256	209,560	0	0	(36,256)	(209,560)	A	0	0
M&T Bank Corporation Þ	3,786	220,800	0	0	(3,786)	(220,800)	A	0	0
Marshall & Ilsley Corporation	16,304	98,476	0	0	(16,304)	(98,476)	A	0	0
PNC Financial Services Group Incorporated	21,300	780,858	0	0	(21,300)	(780,858)	A	0	0
Regions Financial Corporation	53,450	236,249	0	0	(53,450)	(236,249)	A	0	0
SunTrust Banks Incorporated	23,073	449,923	0	0	(23,073)	(449,923)	A	0	0
U.S. Bancorp	87,820	1,792,406	0	0	(87,820)	(1,792,406)	A	0	0
Wells Fargo & Company ø	215,460	5,270,152	0	0	(215,460)	(5,270,152)	A	0	0
Zions Bancorp	5,335	72,449	0	0	(5,335)	(72,449)	A	0	0
		10,562,396		0		(10,562,396)	A		0
Consumer Finance 0.2%
American Express Company	54,949	1,556,705	0	0	(54,949)	(1,556,705)	A	0	0
Capital One Financial Corporation	20,910	641,937	0	0	(20,910)	(641,937)	A	0	0
Discover Financial Services	24,788	294,482	0	0	(24,788)	(294,482)	A	0	0
MasterCard Incorporated, Class A	3,352	650,389	0	0	(3,352)	(650,389)	A	0	0
SLM Corporation*	21,633	192,317	0	0	(21,633)	(192,317)	A	0	0
		3,335,830		0		(3,335,830)	A		0
Diversified Financial Services 0.9%
Bank of America Corporation	399,840	5,913,634	0	0	(399,840)	(5,913,634)	A	0	0
Citigroup Incorporated Þ	255,109	808,695	0	0	(255,109)	(808,695)	A	0	0
CME Group Incorporated, Class A	3,071	856,287	0	0	(3,071)	(856,287)	A	0	0
IntercontinentalExchange Incorporated*	3,370	316,982	0	0	(3,370)	(316,982)	A	0	0
JPMorgan Chase & Company	180,529	6,977,446	0	0	(180,529)	(6,977,446)	A	0	0
Leucadia National Corporation*	8,388	205,506	0	0	(8,388)	(205,506)	A	0	0
Moody’s Corporation	8,835	209,743	0	0	(8,835)	(209,743)	A	0	0
NASDAQ OMX Group Incorporated*	6,360	134,387	0	0	(6,360)	(134,387)	A	0	0
NYSE Euronext	12,032	324,262	0	0	(12,032)	(324,262)	A	0	0
		15,746,942		0		(15,746,942)	A		0
Insurance 0.5%
AFLAC Incorporated	21,631	818,950	0	0	(21,631)	(818,950)	A	0	0
Allstate Corporation	24,821	667,933	0	0	(24,821)	(667,933)	A	0	0
American International Group Incorporated	6,226	81,810	0	0	(6,226)	(81,810)	A	0	0
AON Corporation	12,809	505,315	0	0	(12,809)	(505,315)	A	0	0
Assurant Incorporated	5,449	139,059	0	0	(5,449)	(139,059)	A	0	0
Chubb Corporation	16,294	752,457	0	0	(16,294)	(752,457)	A	0	0
Cincinnati Financial Corporation	7,523	181,680	0	0	(7,523)	(181,680)	A	0	0
Genworth Financial Incorporated, Class A	20,047	138,324	0	0	(20,047)	(138,324)	A	0	0
Hartford Financial Services Group Incorporated	15,060	248,339	0	0	(15,060)	(248,339)	A	0	0
Lincoln National Corporation	13,702	290,345	0	0	(13,702)	(290,345)	A	0	0
Loews Corporation	16,715	501,784	0	0	(16,715)	(501,784)	A	0	0
Marsh & McLennan Cos.	24,181	493,776	0	0	(24,181)	(493,776)	A	0	0
MBIA Incorporated*	7,887	33,047	0	0	(7,887)	(33,047)	A	0	0
MetLife Incorporated	37,877	1,285,924	0	0	(37,877)	(1,285,924)	A	0	0
Principal Financial Group Incorporated	14,377	340,735	0	0	(14,377)	(340,735)	A	0	0
Progressive Corporation*	31,514	490,988	0	0	(31,514)	(490,988)	A	0	0
Prudential Financial Incorporated	21,419	948,219	0	0	(21,419)	(948,219)	A	0	0
Torchmark Corporation	3,829	149,561	0	0	(3,829)	(149,561)	A	0	0
Travelers Companies Incorporated	27,091	1,166,809	0	0	(27,091)	(1,166,809)	A	0	0
Unum Group	15,330	287,744	0	0	(15,330)	(287,744)	A	0	0
XL Capital Limited, Class A	15,831	222,901	0	0	(15,831)	(222,901)	A	0	0
		9,745,700		0		(9,745,700)	A		0
Real Estate Investment Trusts (REITs) 0.2%
Apartment Investment & Management Company, Class A	5,419	50,830	0	0	(5,419)	(50,830)	A	0	0
AvalonBay Communities Incorporated	3,697	215,165	0	0	(3,697)	(215,165)	A	0	0
Boston Properties Incorporated	6,410	339,089	0	0	(6,410)	(339,089)	A	0	0
Equity Residential	12,672	304,128	0	0	(12,672)	(304,128)	A	0	0
HCP Incorporated	12,609	324,808	0	0	(12,609)	(324,808)	A	0	0
Health Care REIT Incorporated	5,143	206,029	0	0	(5,143)	(206,029)	A	0	0
Host Hotels & Resorts Incorporated	27,821	252,615	0	0	(27,821)	(252,615)	A	0	0
Kimco Realty Corporation	14,978	147,384	0	0	(14,978)	(147,384)	A	0	0
Plum Creek Timber Company Incorporated	7,534	235,663	0	0	(7,534)	(235,663)	A	0	0
ProLogis	20,482	180,037	0	0	(20,482)	(180,037)	A	0	0
Public Storage Incorporated	5,804	421,196	0	0	(5,804)	(421,196)	A	0	0
Simon Property Group Incorporated	12,852	716,113	0	0	(12,852)	(716,113)	A	0	0
Ventas Incorporated	7,243	255,678	0	0	(7,243)	(255,678)	A	0	0
Vornado Realty Trust	7,346	374,793	0	0	(7,346)	(374,793)	A	0	0
		4,023,528		0		(4,023,528)	A		0
Real Estate Management & Development 0.0%
CB Richard Ellis Group Incorporated, Class A*	10,949	119,344	0	0	(10,949)	(119,344)	A	0	0
Thrifts & Mortgage Finance 0.0%
Hudson City Bancorp Incorporated	24,132	339,296	0	0	(24,132)	(339,296)	A	0	0
People’s United Financial Incorporated	16,117	261,901	0	0	(16,117)	(261,901)	A	0	0
		601,197		0		(601,197)	A		0
Health Care 3.0%
Biotechnology 0.4%
Amgen Incorporated*	46,848	2,919,099	0	0	(46,848)	(2,919,099)	A	0	0
Biogen Idec Incorporated*	13,353	634,935	0	0	(13,353)	(634,935)	A	0	0
Celgene Corporation*	21,300	1,213,248	0	0	(21,300)	(1,213,248)	A	0	0
Cephalon Incorporated*	3,417	200,407	0	0	(3,417)	(200,407)	A	0	0
Genzyme Corporation*	12,484	647,795	0	0	(12,484)	(647,795)	A	0	0
Gilead Sciences Incorporated*	41,944	2,052,320	0	0	(41,944)	(2,052,320)	A	0	0
		7,667,804		0		(7,667,804)	A		0
Health Care Equipment & Supplies 0.4%
Baxter International Incorporated	27,998	1,578,247	0	0	(27,998)	(1,578,247)	A	0	0
Becton, Dickinson & Company	11,085	722,188	0	0	(11,085)	(722,188)	A	0	0
Boston Scientific Corporation*	69,710	748,685	0	0	(69,710)	(748,685)	A	0	0
C.R. Bard Incorporated	4,595	338,054	0	0	(4,595)	(338,054)	A	0	0
Dentsply International Incorporated	6,873	229,215	0	0	(6,873)	(229,215)	A	0	0
Hospira Incorporated*	7,426	285,381	0	0	(7,426)	(285,381)	A	0	0
Intuitive Surgical Incorporated*	1,752	398,265	0	0	(1,752)	(398,265)	A	0	0
Medtronic Incorporated	51,747	1,832,879	0	0	(51,747)	(1,832,879)	A	0	0
St. Jude Medical Incorporated*	16,028	604,416	0	0	(16,028)	(604,416)	A	0	0
Stryker Corporation	11,027	428,730	0	0	(11,027)	(428,730)	A	0	0
Varian Medical Systems Incorporated*	5,801	204,601	0	0	(5,801)	(204,601)	A	0	0
Zimmer Holdings Incorporated*	9,954	463,856	0	0	(9,954)	(463,856)	A	0	0
		7,834,517		0		(7,834,517)	A		0
Health Care Providers & Services 0.5%
Aetna Incorporated	20,681	557,766	0	0	(20,681)	(557,766)	A	0	0
AmerisourceBergen Corporation	13,975	275,587	0	0	(13,975)	(275,587)	A	0	0
Cardinal Health Incorporated	16,662	554,845	0	0	(16,662)	(554,845)	A	0	0
CIGNA Corporation	12,623	358,493	0	0	(12,623)	(358,493)	A	0	0
Coventry Health Care Incorporated*	6,869	157,987	0	0	(6,869)	(157,987)	A	0	0
DaVita Incorporated*	4,785	237,814	0	0	(4,785)	(237,814)	A	0	0
Express Scripts Incorporated*	12,549	878,932	0	0	(12,549)	(878,932)	A	0	0
Humana Incorporated*	7,849	257,840	0	0	(7,849)	(257,840)	A	0	0
Laboratory Corporation of America Holdings*	5,012	336,756	0	0	(5,012)	(336,756)	A	0	0
McKesson Corporation	12,560	642,444	0	0	(12,560)	(642,444)	A	0	0
Medco Health Solutions Incorporated*	22,322	1,179,941	0	0	(22,322)	(1,179,941)	A	0	0
Patterson Companies Incorporated*	4,233	107,349	0	0	(4,233)	(107,349)	A	0	0
Quest Diagnostics Incorporated	6,948	379,500	0	0	(6,948)	(379,500)	A	0	0
Tenet Healthcare Corporation*	19,322	76,322	0	0	(19,322)	(76,322)	A	0	0
UnitedHealth Group Incorporated	55,045	1,544,563	0	0	(55,045)	(1,544,563)	A	0	0
WellPoint Incorporated*	22,427	1,180,557	0	0	(22,427)	(1,180,557)	A	0	0
		8,726,696		0		(8,726,696)	A		0
Health Care Technology 0.0%
IMS Health Incorporated	8,411	100,932	0	0	(8,411)	(100,932)	A	0	0
Life Sciences Tools & Services 0.1%
Life Technologies Corporation*	8,083	368,019	0	0	(8,083)	(368,019)	A	0	0
Millipore Corporation*	2,565	178,524	0	0	(2,565)	(178,524)	A	0	0
PerkinElmer Incorporated	5,395	95,114	0	0	(5,395)	(95,114)	A	0	0
Thermo Fisher Scientific Incorporated*	19,358	876,530	0	0	(19,358)	(876,530)	A	0	0
Waters Corporation*	4,461	224,165	0	0	(4,461)	(224,165)	A	0	0
		1,742,352		0		(1,742,352)	A		0
Pharmaceuticals 1.6%
Abbott Laboratories	71,517	3,217,550	0	0	(71,517)	(3,217,550)	A	0	0
Allergan Incorporated	14,230	760,309	0	0	(14,230)	(760,309)	A	0	0
Bristol-Myers Squibb Company	91,667	1,992,841	0	0	(91,667)	(1,992,841)	A	0	0
Eli Lilly & Company	46,791	1,632,538	0	0	(46,791)	(1,632,538)	A	0	0
Forest Laboratories Incorporated*	13,958	360,535	0	0	(13,958)	(360,535)	A	0	0
Johnson & Johnson	127,516	7,764,449	0	0	(127,516)	(7,764,449)	A	0	0
King Pharmaceuticals Incorporated*	11,475	104,078	0	0	(11,475)	(104,078)	A	0	0
Merck & Company Incorporated	97,580	2,928,376	0	0	(97,580)	(2,928,376)	A	0	0
Mylan Laboratories Incorporated*	14,116	186,190	0	0	(14,116)	(186,190)	A	0	0
Pfizer Incorporated	312,268	4,974,429	0	0	(312,268)	(4,974,429)	A	0	0
Schering-Plough Corporation	75,352	1,997,582	0	0	(75,352)	(1,997,582)	A	0	0
Watson Pharmaceuticals Incorporated*	4,878	169,413	0	0	(4,878)	(169,413)	A	0	0
Wyeth	61,711	2,872,647	0	0	(61,711)	(2,872,647)	A	0	0
		28,960,937		0		(28,960,937)	A		0
Industrials 2.2%
Aerospace & Defense 0.6%
Boeing Company	33,605	1,441,990	0	0	(33,605)	(1,441,990)	A	0	0
General Dynamics Corporation	17,817	986,884	0	0	(17,817)	(986,884)	A	0	0
Goodrich Corporation	5,732	294,395	0	0	(5,732)	(294,395)	A	0	0
Honeywell International Incorporated	34,422	1,194,443	0	0	(34,422)	(1,194,443)	A	0	0
ITT Corporation	8,422	416,047	0	0	(8,422)	(416,047)	A	0	0
L-3 Communications Holdings Incorporated	5,394	407,247	0	0	(5,394)	(407,247)	A	0	0
Lockheed Martin Corporation	15,117	1,130,147	0	0	(15,117)	(1,130,147)	A	0	0
Northrop Grumman Corporation	14,969	667,318	0	0	(14,969)	(667,318)	A	0	0
Precision Castparts Corporation	6,481	517,249	0	0	(6,481)	(517,249)	A	0	0
Raytheon Company	18,236	856,180	0	0	(18,236)	(856,180)	A	0	0
Rockwell Collins Corporation	7,329	309,284	0	0	(7,329)	(309,284)	A	0	0
United Technologies Corporation	43,593	2,374,511	0	0	(43,593)	(2,374,511)	A	0	0
		10,595,695		0		(10,595,695)	A		0
Air Freight & Logistics 0.2%
C.H. Robinson Worldwide Incorporated	7,846	427,842	0	0	(7,846)	(427,842)	A	0	0
Expeditors International of Washington Incorporated	9,826	333,396	0	0	(9,826)	(333,396)	A	0	0
FedEx Corporation	14,408	977,439	0	0	(14,408)	(977,439)	A	0	0
United Parcel Service Incorporated, Class B	46,046	2,474,052	0	0	(46,046)	(2,474,052)	A	0	0
		4,212,729		0		(4,212,729)	A		0
Airlines 0.0%
Southwest Airlines Company	34,282	269,114	0	0	(34,282)	(269,114)	A	0	269,114

Building Products 0.0%
Masco Corporation	16,627	231,614	0	0	(16,627)	(231,614)	A	0	231,614
Commercial Services & Supplies 0.1%
Avery Dennison Corporation	5,217	139,450	0	0	(5,217)	(139,450)	A	0	0
Cintas Corporation	6,081	153,120	0	0	(6,081)	(153,120)	A	0	0
Iron Mountain Incorporated*	8,335	243,465	0	0	(8,335)	(243,465)	A	0	0
Pitney Bowes Incorporated	9,551	197,228	0	0	(9,551)	(197,228)	A	0	0
R.R. Donnelley & Sons Company	9,497	132,008	0	0	(9,497)	(132,008)	A	0	0
Republic Services Incorporated	14,900	396,340	0	0	(14,900)	(396,340)	A	0	0
Stericycle Incorporated*	3,930	201,216	0	0	(3,930)	(201,216)	A	0	0
Waste Management Incorporated	22,768	640,009	0	0	(22,768)	(640,009)	A	0	0
		2,102,836		0		(2,102,836)	A		0
Construction & Engineering 0.1%
Fluor Corporation	8,322	439,402	0	0	(8,322)	(439,402)	A	0	0
Jacobs Engineering Group Incorporated*	5,713	234,119	0	0	(5,713)	(234,119)	A	0	0
Quanta Services Incorporated	9,023	210,326	0	0	(9,023)	(210,326)	A	0	0
		883,847		0		(883,847)	A		0
Electrical Equipment 0.1%
Cooper Industries Incorporated	7,704	253,847	0	0	(7,704)	(253,847)	A	0	0
Emerson Electric Company	34,773	1,265,041	0	0	(34,773)	(1,265,041)	A	0	0
Rockwell Automation Incorporated	6,563	271,774	0	0	(6,563)	(271,774)	A	0	0
		1,790,662		0		(1,790,662)	A		0
Industrial Conglomerates 0.5%
3 M Company	32,133	2,266,019	0	0	(32,133)	(2,266,019)	A	0	0
General Electric Company	490,040	6,566,536	0	0	(490,040)	(6,566,536)	A	0	0
Textron Incorporated	12,438	167,167	0	0	(12,438)	(167,167)	A	0	0
		8,999,722		0		(8,999,722)	A		0
Machinery 0.3%
Caterpillar Incorporated	27,845	1,226,851	0	0	(27,845)	(1,226,851)	A	0	0
Cummins Incorporated	9,339	401,670	0	0	(9,339)	(401,670)	A	0	0
Danaher Corporation	11,800	722,632	0	0	(11,800)	(722,632)	A	0	0
Deere & Company	19,563	855,686	0	0	(19,563)	(855,686)	A	0	0
Dover Corporation	8,608	292,758	0	0	(8,608)	(292,758)	A	0	0
Eaton Corporation	7,663	397,863	0	0	(7,663)	(397,863)	A	0	0
Flowserve Corporation	2,593	209,437	0	0	(2,593)	(209,437)	A	0	0
Illinois Tool Works Incorporated	17,792	721,465	0	0	(17,792)	(721,465)	A	0	0
Manitowoc Company	6,032	37,278	0	0	(6,032)	(37,278)	A	0	0
Paccar Incorporated	16,806	582,328	0	0	(16,806)	(582,328)	A	0	0
Pall Corporation	5,457	164,146	0	0	(5,457)	(164,146)	A	0	0
Parker Hannifin Corporation	7,428	328,912	0	0	(7,428)	(328,912)	A	0	0
		5,941,026		0		(5,941,026)	A		0
Professional Services 0.0%
Dun & Bradstreet Corporation	2,461	177,168	0	0	(2,461)	(177,168)	A	0	0
Equifax Incorporated	5,842	152,184	0	0	(5,842)	(152,184)	A	0	0
Monster Worldwide Incorporated*	5,833	76,004	0	0	(5,833)	(76,004)	A	0	0
Robert Half International Incorporated	7,071	175,290	0	0	(7,071)	(175,290)	A	0	0
		580,646		0		(580,646)	A		0
Road & Rail 0.2%
Burlington Northern Santa Fe Corporation	12,885	1,012,632	0	0	(12,885)	(1,012,632)	A	0	0
CSX Corporation	18,115	726,774	0	0	(18,115)	(726,774)	A	0	0
Norfolk Southern Corporation	16,985	734,601	0	0	(16,985)	(734,601)	A	0	0
Ryder System Incorporated	2,586	90,846	0	0	(2,586)	(90,846)	A	0	0
Union Pacific Corporation	23,328	1,341,827	0	0	(23,328)	(1,341,827)	A	0	0
		3,906,680		0		(3,906,680)	A		0
Trading Companies & Distributors 0.0%
Fastenal Company Þ	5,980	212,708	0	0	(5,980)	(212,708)	A	0	0
W.W. Grainger Incorporated	2,880	258,941	0	0	(2,880)	(258,941)	A	0	0
		471,649		0		(471,649)	A		0
Information Technology 4.0%
Communications Equipment 0.6%
Ciena Corporation*	4,218	47,073	0	0	(4,218)	(47,073)	A	0	0
Cisco Systems Incorporated*	266,913	5,874,755	0	0	(266,913)	(5,874,755)	A	0	0
Harris Corporation	6,126	191,805	0	0	(6,126)	(191,805)	A	0	0
JDS Uniphase Corporation*	10,202	59,784	0	0	(10,202)	(59,784)	A	0	0
Juniper Networks Incorporated*	24,210	632,608	0	0	(24,210)	(632,608)	A	0	0
Motorola Incorporated	106,083	759,554	0	0	(106,083)	(759,554)	A	0	0
QUALCOMM Incorporated	76,587	3,539,085	0	0	(76,587)	(3,539,085)	A	0	0
Tellabs Incorporated*	18,314	106,221	0	0	(18,314)	(106,221)	A	0	0
		11,210,885		0		(11,210,885)	A		0
Computers & Peripherals 1.2%
Apple Incorporated*	41,283	6,745,229	0	0	(41,283)	(6,745,229)	A	0	0
Dell Incorporated*	80,475	1,076,756	0	0	(80,475)	(1,076,756)	A	0	0
EMC Corporation*	93,153	1,402,884	0	0	(93,153)	(1,402,884)	A	0	0
Hewlett-Packard Company	110,426	4,781,446	0	0	(110,426)	(4,781,446)	A	0	0
International Business Machines Corporation	61,149	7,211,302	0	0	(61,149)	(7,211,302)	A	0	0
Lexmark International Incorporated, Class A*	3,613	52,316	0	0	(3,613)	(52,316)	A	0	0
NetApp Incorporated*	15,305	343,750	0	0	(15,305)	(343,750)	A	0	0
QLogic Corporation*	5,499	71,762	0	0	(5,499)	(71,762)	A	0	0
SanDisk Corporation*	10,498	187,074	0	0	(10,498)	(187,074)	A	0	0
Sun Microsystems Incorporated*	34,533	316,668	0	0	(34,533)	(316,668)	A	0	0
Teradata Corporation*	7,992	196,364	0	0	(7,992)	(196,364)	A	0	0
Western Digital Corporation	10,301	311,605	0	0	(10,301)	(311,605)	A	0	0
		22,697,156		0		(22,697,156)	A		0
Electronic Equipment, Instruments & Components 0.1%
Agilent Technologies Incorporated*	15,889	368,943	0	0	(15,889)	(368,943)	A	0	0
Amphenol Corporation, Class A	7,927	264,365	0	0	(7,927)	(264,365)	A	0	0
Corning Incorporated	71,907	1,222,419	0	0	(71,907)	(1,222,419)	A	0	0
Flir Systems Incorporated*	6,953	149,420	0	0	(6,953)	(149,420)	A	0	0
Jabil Circuit Incorporated	9,892	90,611	0	0	(9,892)	(90,611)	A	0	0
Molex Incorporated	6,415	113,930	0	0	(6,415)	(113,930)	A	0	0
		2,209,688		0		(2,209,688)	A		0
Internet Software & Services 0.4%
Akamai Technologies Incorporated*	7,998	131,487	0	0	(7,998)	(131,487)	A	0	0
eBay Incorporated*	50,012	1,062,755	0	0	(50,012)	(1,062,755)	A	0	0
Google Incorporated, Class A*	11,111	4,922,728	0	0	(11,111)	(4,922,728)	A	0	0
VeriSign Incorporated*	8,924	182,407	0	0	(8,924)	(182,407)	A	0	0
Yahoo! Incorporated*	64,550	924,356	0	0	(64,550)	(924,356)	A	0	0
		7,223,733		0		(7,223,733)	A		0
IT Services 0.2%
Affiliated Computer Services Incorporated, Class A*	4,516	214,104	0	0	(4,516)	(214,104)	A	0	0
Automatic Data Processing Incorporated	23,214	864,721	0	0	(23,214)	(864,721)	A	0	0
Cognizant Technology Solutions Corporation, Class A*	13,518	399,998	0	0	(13,518)	(399,998)	A	0	0
Computer Sciences Corporation*	7,011	337,720	0	0	(7,011)	(337,720)	A	0	0
Convergys Corporation*	5,677	60,801	0	0	(5,677)	(60,801)	A	0	0
Fidelity National Information Services Incorporated☐	8,850	207,267	0	0	(8,850)	(207,267)	A	0	0
Fiserv Incorporated*	7,200	341,352	0	0	(7,200)	(341,352)	A	0	0
Paychex Incorporated	14,861	393,816	0	0	(14,861)	(393,816)	A	0	0
Total System Services Incorporated	9,124	133,940	0	0	(9,124)	(133,940)	A	0	0
Western Union Company	32,453	567,278	0	0	(32,453)	(567,278)	A	0	0
		3,520,997		0		(3,520,997)	A		0
Office Electronics 0.0%
Xerox Corporation	40,019	327,756	0	0	(40,019)	(327,756)	A	0	0

Semiconductors & Semiconductor Equipment 0.6%
Advanced Micro Devices Incorporated Þ *	25,939	94,937	0	0	(25,939)	(94,937)	A	0	0
Altera Corporation	13,578	253,773	0	0	(13,578)	(253,773)	A	0	0
Analog Devices Incorporated	13,478	368,893	0	0	(13,478)	(368,893)	A	0	0
Applied Materials Incorporated	61,687	851,281	0	0	(61,687)	(851,281)	A	0	0
Broadcom Corporation, Class A*	19,780	558,389	0	0	(19,780)	(558,389)	A	0	0
Intel Corporation	258,450	4,975,162	0	0	(258,450)	(4,975,162)	A	0	0
KLA-Tencor Corporation	7,862	250,640	0	0	(7,862)	(250,640)	A	0	0
Linear Technology Corporation	10,285	276,358	0	0	(10,285)	(276,358)	A	0	0
LSI Corporation*	30,027	155,540	0	0	(30,027)	(155,540)	A	0	0
MEMC Electronic Materials Incorporated*	10,342	182,226	0	0	(10,342)	(182,226)	A	0	0
Microchip Technology Incorporated	8,462	227,882	0	0	(8,462)	(227,882)	A	0	0
Micron Technology Incorporated*	39,183	250,379	0	0	(39,183)	(250,379)	A	0	0
National Semiconductor Corporation	9,032	136,022	0	0	(9,032)	(136,022)	A	0	0
Novellus Systems Incorporated*	4,519	88,437	0	0	(4,519)	(88,437)	A	0	0
NVIDIA Corporation*	25,276	326,819	0	0	(25,276)	(326,819)	A	0	0
Teradyne Incorporated*	8,011	63,127	0	0	(8,011)	(63,127)	A	0	0
Texas Instruments Incorporated	58,930	1,417,266	0	0	(58,930)	(1,417,266)	A	0	0
Xilinx Incorporated	12,750	276,547	0	0	(12,750)	(276,547)	A	0	0
		10,753,678		0		(10,753,678)	A		0
Software 0.9%
Adobe Systems Incorporated*	24,236	785,731	0	0	(24,236)	(785,731)	A	0	0
Autodesk Incorporated*	10,570	230,532	0	0	(10,570)	(230,532)	A	0	0
BMC Software Incorporated*	8,557	291,195	0	0	(8,557)	(291,195)	A	0	0
CA Incorporated	18,247	385,742	0	0	(18,247)	(385,742)	A	0	0
Citrix Systems Incorporated*	8,374	298,114	0	0	(8,374)	(298,114)	A	0	0
Compuware Corporation*	11,197	82,074	0	0	(11,197)	(82,074)	A	0	0
Electronic Arts Incorporated*	14,945	320,869	0	0	(14,945)	(320,869)	A	0	0
Intuit Incorporated*	14,950	444,015	0	0	(14,950)	(444,015)	A	0	0
McAfee Incorporated*	7,190	320,530	0	0	(7,190)	(320,530)	A	0	0
Microsoft Corporation	354,183	8,330,384	0	0	(354,183)	(8,330,384)	A	0	0
Novell Incorporated*	15,974	73,161	0	0	(15,974)	(73,161)	A	0	0
Oracle Corporation*	175,264	3,878,592	0	0	(175,264)	(3,878,592)	A	0	0
Red Hat Incorporated	8,744	199,626	0	0	(8,744)	(199,626)	A	0	0
Salesforce.com Incorporated*	4,915	213,016	0	0	(4,915)	(213,016)	A	0	0
Symantec Corporation*	37,846	565,041	0	0	(37,846)	(565,041)	A	0	0
		16,418,622		0		(16,418,622)	A		0
Materials 0.7%
Chemicals 0.4%
Air Products & Chemicals Incorporated	9,710	724,366	0	0	(9,710)	(724,366)	A	0	0
CF Industries Holdings Incorporated	2,240	176,826	0	0	(2,240)	(176,826)	A	0	0
Dow Chemical Company	49,789	1,054,033	0	0	(49,789)	(1,054,033)	A	0	0
E.I. DuPont de Nemours & Company	41,814	1,293,307	0	0	(41,814)	(1,293,307)	A	0	0
Eastman Chemical Company	3,362	166,957	0	0	(3,362)	(166,957)	A	0	0
Ecolab Incorporated	7,770	322,533	0	0	(7,770)	(322,533)	A	0	0
International Flavors & Fragrances Incorporated	3,642	128,417	0	0	(3,642)	(128,417)	A	0	0
Monsanto Company	25,255	2,121,420	0	0	(25,255)	(2,121,420)	A	0	0
PPG Industries Incorporated	7,612	418,660	0	0	(7,612)	(418,660)	A	0	0
Praxair Incorporated	14,228	1,112,345	0	0	(14,228)	(1,112,345)	A	0	0
Sigma-Aldrich Corporation	5,650	286,737	0	0	(5,650)	(286,737)	A	0	0
		7,805,601		0		(7,805,601)	A		0
Construction Materials 0.0%
Vulcan Materials Company	5,639	267,740	0	0	(5,639)	(267,740)	A	0	0
Containers & Packaging 0.1%
Ball Corporation	4,349	210,318	0	0	(4,349)	(210,318)	A	0	0
Bemis Company Incorporated	4,980	131,073	0	0	(4,980)	(131,073)	A	0	0
Owens-Illinois Incorporated*	7,788	264,325	0	0	(7,788)	(264,325)	A	0	0
Pactiv Corporation*	6,105	153,724	0	0	(6,105)	(153,724)	A	0	0
Sealed Air Corporation	7,340	134,982	0	0	(7,340)	(134,982)	A	0	0
		894,422		0		(894,422)	A		0
Metals & Mining 0.2%
AK Steel Holding Corporation	5,057	99,471	0	0	(5,057)	(99,471)	A	0	0
Alcoa Incorporated	45,085	530,200	0	0	(45,085)	(530,200)	A	0	0
Allegheny Technologies Incorporated	4,536	122,835	0	0	(4,536)	(122,835)	A	0	0
Freeport-McMoRan Copper & Gold Incorporated	19,054	1,148,956	0	0	(19,054)	(1,148,956)	A	0	0
Newmont Mining Corporation	22,648	936,495	0	0	(22,648)	(936,495)	A	0	0
Nucor Corporation	14,542	646,683	0	0	(14,542)	(646,683)	A	0	0
Titanium Metals Corporation	3,939	32,969	0	0	(3,939)	(32,969)	A	0	0
United States Steel Corporation	6,633	263,662	0	0	(6,633)	(263,662)	A	0	0
		3,781,271		0		(3,781,271)	A		0
Paper & Forest Products 0.1%
International Paper Company	20,001	376,219	0	0	(20,001)	(376,219)	A	0	0
MeadWestvaco Corporation	7,918	154,322	0	0	(7,918)	(154,322)	A	0	0
Weyerhaeuser Company	9,781	342,726	0	0	(9,781)	(342,726)	A	0	0
		873,267		0		(873,267)	A		0
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.7%
AT&T Incorporated	273,027	7,161,498	0	0	(273,027)	(7,161,498)	A	0	0
CenturyTel Incorporated	13,712	430,420	0	0	(13,712)	(430,420)	A	0	0
Frontier Communications Corporation	14,455	101,185	0	0	(14,455)	(101,185)	A	0	0
Qwest Communications International Incorporated	68,459	264,252	0	0	(68,459)	(264,252)	A	0	0
Verizon Communications Incorporated	131,450	4,215,602	0	0	(131,450)	(4,215,602)	A	0	0
Windstream Corporation	20,211	177,250	0	0	(20,211)	(177,250)	A	0	0
		12,350,207		0		(12,350,207)	A		0
Wireless Telecommunication Services 0.1%
American Tower Corporation, Class A*	18,404	627,392	0	0	(18,404)	(627,392)	A	0	0
MetroPCS Communications Incorporated	11,721	138,894	0	0	(11,721)	(138,894)	A	0	0
Sprint Nextel Corporation*	132,871	531,484	0	0	(132,871)	(531,484)	A	0	0
		1,297,770		0		(1,297,770)	A		0
Utilities 0.8%
Electric Utilities 0.5%
Allegheny Energy Incorporated	7,839	197,621	0	0	(7,839)	(197,621)	A	0	0
American Electric Power Company Incorporated	22,062	683,039	0	0	(22,062)	(683,039)	A	0	0
CMS Energy Corporation	10,497	135,831	0	0	(10,497)	(135,831)	A	0	0
Consolidated Edison Incorporated	12,698	499,793	0	0	(12,698)	(499,793)	A	0	0
Duke Energy Corporation	59,562	922,020	0	0	(59,562)	(922,020)	A	0	0
Edison International	15,077	487,289	0	0	(15,077)	(487,289)	A	0	0
Entergy Corporation	9,075	728,995	0	0	(9,075)	(728,995)	A	0	0
Exelon Corporation	30,484	1,550,416	0	0	(30,484)	(1,550,416)	A	0	0
FirstEnergy Corporation	14,106	581,167	0	0	(14,106)	(581,167)	A	0	0
FPL Group Incorporated	19,010	1,077,297	0	0	(19,010)	(1,077,297)	A	0	0
Northeast Utilities	8,104	186,473	0	0	(8,104)	(186,473)	A	0	0
Pepco Holdings Incorporated	10,180	146,388	0	0	(10,180)	(146,388)	A	0	0
Pinnacle West Capital Corporation	4,678	149,509	0	0	(4,678)	(149,509)	A	0	0
PPL Corporation	17,402	588,014	0	0	(17,402)	(588,014)	A	0	0
Progress Energy Incorporated	12,913	509,289	0	0	(12,913)	(509,289)	A	0	0
Southern Company	36,208	1,136,931	0	0	(36,208)	(1,136,931)	A	0	0
		9,580,072		0		(9,580,072)	A		0
Gas Utilities 0.0%
EQT Corporation	6,057	232,468	0	0	(6,057)	(232,468)	A	0	0
Nicor Incorporated	2,092	76,232	0	0	(2,092)	(76,232)	A	0	0
Questar Corporation	8,055	266,379	0	0	(8,055)	(266,379)	A	0	0
		575,079		0		(575,079)	A		0
Independent Power Producers & Energy Traders 0.0%
AES Corporation*	30,850	394,571	0	0	(30,850)	(394,571)	A	0	0
Constellation Energy Group Incorporated	9,218	264,557	0	0	(9,218)	(264,557)	A	0	0
Dynegy Incorporated, Class A*	23,440	47,114	0	0	(23,440)	(47,114)	A	0	0
		706,242		0		(706,242)	A		0
Multi-Utilities 0.3%
Ameren Corporation	9,883	251,325	0	0	(9,883)	(251,325)	A	0	0
CenterPoint Energy Incorporated	16,161	194,740	0	0	(16,161)	(194,740)	A	0	0
Dominion Resources Incorporated	27,301	922,774	0	0	(27,301)	(922,774)	A	0	0
DTE Energy Company	7,584	261,344	0	0	(7,584)	(261,344)	A	0	0
Integrys Energy Group Incorporated	3,537	119,480	0	0	(3,537)	(119,480)	A	0	0
NiSource Incorporated	12,707	163,793	0	0	(12,707)	(163,793)	A	0	0
PG&E Corporation	17,046	688,147	0	0	(17,046)	(688,147)	A	0	0
Public Service Enterprise Group Incorporated	23,415	759,817	0	0	(23,415)	(759,817)	A	0	0
SCANA Corporation	5,637	199,268	0	0	(5,637)	(199,268)	A	0	0
Sempra Energy	11,305	592,721	0	0	(11,305)	(592,721)	A	0	0
TECO Energy Incorporated	9,851	132,890	0	0	(9,851)	(132,890)	A	0	0
Wisconsin Energy Corporation	5,410	232,468	0	0	(5,410)	(232,468)	A	0	0
Xcel Energy Incorporated	21,086	420,455	0	0	(21,086)	(420,455)	A	0	0
		4,939,222		0		(4,939,222)	A		0
Total Common Stocks (cost $232,720,443, $0 and $232,720,443, respectively)		400,733,538		0		(400,733,538)	A		0
Investments in Affiliated Master Portfolios 77.8%
Wells Fargo Advantage Index Portfolio + (cost $0, $1,422,116,232 and $1,422,116,232, respectively)		0	NA	1,441,978,200	NA	421,345,141		NA	1,863,323,341
Collateral for Securities Lending 0.1%
BGI Prime Money Market Fund, Premium Shares, 0.15% q	523	523		0	(523)	(523)	A		0
BlackRock Liquidity TempFund, Institutional Class, 0.31% q	1,545,142	1,545,142		0	(1,545,142)	(1,545,142)	A		0
Evergreen Institutional Money Market Fund, Class I, 0.22% ø q	7,494,358	7,494,358		0	(7,494,358)	(7,494,358)	A		0
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% q	305,747	305,747		0	(305,747)	(305,747)	A		0
Total Collateral for Security Lending (cost $9,345,770, $0 and $9,345,770, respectively)		9,345,770		0		(9,345,770)	A		0

	Principal Amount	Value	Principal Amount	Value				Principal Amount	Value
Short-Term Investments 0.6%
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.18%, 08/06/2009-10/29/2009 ƒ ß	$1,750,000	1,749,538	$0	0	(1,750,000)	(1,749,538)	A	0	0
		1,749,538		0		(1,749,538)	A		0

Mutual Fund Shares 0.5%	Shares	Value	Shares	Value				Shares	Value
Evergreen Institutional Money Market Fund, Class I, 0.22% ø q	9,516,295	9,516,295	0	0	(9,516,295)	(9,516,295)	A	0	0
Total Short-Term Investments (cost $11,265,805, $0 and $11,265,805, respectively)		11,265,833		0		(11,265,833)	A		0

Total Investments in Securities (cost $253,332,018, $1,422,116,232 and $1,675,448,250) 100.5%		421,345,141		1,441,978,200					1,863,323,341
Other Assets and Liabilities, Net (0.5%)		(10,580,699)		150,933					(10,429,766)
Total Net Assets 100.0%		$410,764,442		$1,442,129,133					$1,852,893,575

A - Reflects an adjustment to effect the merger of target fund securities which will be contributed to the Wells Fargo Advantage Index Portfolio upon consummation of the merger.

#	This fund is a Gateway Fund which seeks its investment objective by investing all or substantially all investable assets in one or more separate diversified portfolios.
*	Non-income producing security
Þ	All or a portion of this security is on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
ø	Investment in affiliate
q	Rate shown is the 7-day annualized yield at period end.
+	The individual holdings of Wells Fargo Advantage Index Portfolio is included in Appendix A.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as follows:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Evergreen Equity Index Fund
Equity securities
Common stocks	$400,733,538	$0	$0	$400,733,538
Debt securities issued by U.S. Treasury and U.S. government agencies	1,749,538	0	0	1,749,538
Short-term investments	18,862,065	0	0	18,862,065
	$421,345,141	$0	$0	$421,345,141
Wells Fargo Advantage Index Fund
Equity securities
Mutual fund shares	$0	$1,441,978,200	$0	$1,441,978,200

As of July 31, 2009, the inputs used in valuing Evergreen Equity Index Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments*	$356,834	$0	$0	$356,834
*	Other financial instruments include futures contracts.

At July 31, 2009, Evergreen Equity Index Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at July 31, 2009	Unrealized Gain (Loss)
September 2009	41 S&P 500 Index	$9,733,266	$10,090,100	$356,834

Evergreen Equity Index Fund had an average contract amount of $9,515,687 in futures contracts during the twelve months ended July 31, 2009.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Index Fund

Pro Forma Combining Financial Statements
Pro Forma Combining Statement of Assets and Liabilities - July 31, 2009 (unaudited)

	Evergreen Equity Index Fund	Wells Fargo Advantage Index Fund	Proforma Adjustments		Wells Fargo Advantage Index Fund Pro Forma
Assets
Investments
In securities, at market value (including securities on loan)	$397,212,924	$0	$(397,212,924)	E	$-
Investments in affiliated Master Portfolio	0	1,441,978,200	412,551,110	E, F	1,854,529,310
Collateral received for securities loaned	1,851,412	0	(1,851,412)	E	-
Investments in affiliates*	22,280,805	0	(22,280,805)	E	-
Total investments at market value (see cost below)	421,345,141	1,441,978,200	(8,794,031)		1,854,529,310
Segregated cash	43,714	75,000			118,714
Receivable for Fund shares issued	169,587	507,901			677,488
Receivable for dividends and interest	517,325	0	(517,325)	F	-
Receivable for securities lending income	52,927	0	(52,927)	F	-
Receivable for daily variation margin on futures contracts	25,201	0	(25,201)	F	-
Receivable from investment advisor	10,219	167,108			177,327
Prepaid expenses and other assets	21,159	28,996			50,155
Total assets	422,185,273	1,442,757,205	(9,389,484)		1,855,552,994
Liabilities
Payable for Fund shares redeemed	1,884,363	180,343			2,064,706
Payable upon receipt of securities loaned	9,389,484	0	(9,389,484)	F	-
Distribution Plan expenses payable	13,283	164,879			178,162
Due to other related parties	30,028	227,999			258,027
Accrued expenses and other liabilities	103,673	54,851			158,524
Total liabilities	11,420,831	628,072	(9,389,484)		2,659,419
Total net assets	$410,764,442	$1,442,129,133			$1,852,893,575
NET ASSETS CONSIST OF
Paid-in capital	$241,928,632	$1,451,775,520			1,693,704,152
Overdistributed net investment income	(29,315)	16,958,792			16,929,477
Undistributed net realized gains on investments	495,168	(46,467,147)			(45,971,979)
Net unrealized appreciation of investments	168,369,957	19,861,968			188,231,925
Total net assets	$410,764,442	$1,442,129,133			$1,852,893,575
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$172,687,132	$181,918,411	$5,165,821	A	$359,771,364
Shares outstanding – Class A	4,948,070	$5,033,719	326,634	B	10,308,423
Net asset value per share – Class A	$34.90	$36.14			$34.90
Maximum offering price per share - Class A (based on a sales charge of 4.75% for Evergreen Equity Index Fund)	$36.64
Net assets – Class B	$28,007,633	$5,742,335			$33,749,968
Shares outstanding – Class B	806,631	$159,464	5,918	B	972,013
Net asset value per share – Class B	$34.72	$36.01			$34.72
Net assets – Class C	$89,158,731				$89,158,731
Shares outstanding – Class C	2,563,422				2,563,422
Net asset value per share – Class C	$34.78				$34.78
Net assets – Class I	$115,745,125		$(115,745,125)	C
Shares outstanding – Class I	3,321,642		(3,321,642)	B
Net asset value per share – Class I	$34.85
Net assets – Class IS	$5,165,821		$(5,165,821)	D
Shares outstanding – Class IS	148,000		(148,000)	B
Net asset value per share – Class IS	$34.90
Net assets – Administrator Class		$1,151,156,418	$115,745,125	C	$1,266,901,543
Shares outstanding – Administrator Class		$31,778,744	4,578,627	B	36,357,371
Net asset value per share – Administrator Class		$36.22			$34.85
Net assets – Investor Class		$103,311,969			$103,311,969
Shares outstanding – Investor Class		$2,854,786	105,083	B	$2,959,869
Net asset value per share – Investor Class		$36.19			$34.90
Investments, at cost	$253,332,018	$1,422,116,232			$1,675,448,250
Securities on loan, at market value	$9,006,877	$0			$9,006,877

*	For Evergreen Equity Index Fund, the amount listed for investments in affiliates includes $7,494,358 which represents collateral received for securities loaned.
[1]	Each Fund has an unlimited number of authorized shares.

A - Reflects the merger of Class A and Class IS of target fund into Class A of the surviving fund.

B - Reflects the impact of converting shares of target fund into shares of the surviving fund.

C - Reflects the merger of Class I of target fund into Administrator Class of the surviving fund.

D - Reflects the merger of Class IS of target fund into Class A of the surviving fund.

E - Reflects an adjustment to reclassify investments of target funds into investments in affliated Master Portfolio of the combined surviving fund.

F - Reflects adjustments to reclassing receivables and payables of the target funds into the investments of the Master Portfolio to represent the pro forma fund on a combined basis.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Index Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations - For the Twelve Months Ended July 31, 2009 (Unaudited)

	Evergreen Equity Index Fund	Wells Fargo Advantage Index Fund	Proforma Adjustments		Wells Fargo Advantage Index Fund Pro Forma
Investment income
Dividends	$11,692,090	$0	(11,692,090)	I	$-
Interest	7,117	0	(7,117)	I	-
Income from affiliated securities	348,445	0	(348,445)	I	-
Securities lending income, net	501,358	0	(501,358)	I	-
Dividends allocated from affiliated Master Portfolios	0	37,143,882	11,692,090	I	48,835,972
Interest allocated from affiliated Master Portfolios	0	266,964	856,920	I	1,123,884
Expenses allocated from affiliated Master Portfolios	0	(1,579,805)	(208,073)	A	(1,787,878)
Waivers allocated from affiliated Master Portfolios	0	87,546	28,897	A	116,443
Total investment income	12,549,010	35,918,587	(179,177)		48,288,420
Expenses
Advisory fees	1,459,260		(1,459,260)	B	-
Administration fees
Fund level	456,019	690,357	(232,588)	B	913,788
Class A	0	517,266	434,595	C	951,861
Class B	0	20,758	97,701	C	118,459
Class C	0	0	241,516	C	241,516
Administrator Class	0	1,092,414	134,927	C	1,227,341
Investor Class	0	375,575	(59,821)	D	315,754
Custody fees	0	0			-
Shareholder servicing fees
Class A	445,074	459,925	10,252	C	915,251
Class B	95,980	18,226			114,206
Class C	233,500		(1,273)	D	232,227
Class IS	13,043		(13,043)	E	-
Administrator Class		1,091,866	135,475	C	1,227,341
Investor Class		238,482			238,482
Accounting fees	113,871	106,726	(152,063)	B	68,534
Distribution fees
Class B	287,939	55,600	(1,831)	D	341,708
Class C	700,498	0	(3,817)	D	696,681
Professional fees	53,466	16,279	(48,093)	F	21,652
Printing and postage expenses	99,955	142,779	(60,684)	F	182,051
Registration fees	73,536	49,754	(57,114)	F	66,176
Trustees’ fees	22,846	9,511	(19,707)	F	12,650
Transfer agent fees	1,284,784	0	(1,284,784)	G	-
Other fees and expenses	65,169	99,705	(32,259)	F	132,615
Total expenses	5,404,940	4,985,223	(2,371,869)		8,018,294
Less
Expense reductions	(989)	0			(989)
Waived fees and/or reimbursed expenses	(2,394,266)	(2,065,428)	2,132,350	H	(2,327,344)
Net expenses	3,009,685	2,919,795	(239,519)		5,689,961
Net investment income	9,539,325	32,998,792	60,342		42,598,459
Realized and unrealized gain (loss) on investments
Net realized gain (loss) from
Securities	13,479,543	0	(13,479,543)	J	-
Futures transactions	(1,130,816)	0	1,130,816	J	-
Securities transactions allocated from Master Portfolios	0	(17,958,842)	12,348,727	J	(5,610,115)
Futures transactions allocated from Master Portfolios	0	(3,241,374)			(3,241,374)
Net realized gain (loss) from investments	12,348,727	(21,200,216)	-		(8,851,489)
Net change in unrealized appreciation (depreciation) of
Securities	(170,717,425)	0	170,717,425	K	-
Futures transactions	517,106	0	(517,106)	K	-
Net change in unrealized gains or losses on securities transactions allocated from Master Portfolios	0	397,145,451	(170,200,319)	K	226,945,132
Net change in unrealized appreciation (depreciation) of investments	(170,200,319)	397,145,451	-		226,945,132
Net realized and unrealized gain (loss) on investments	(157,851,592)	375,945,235	-		218,093,643
Net increase (decrease) in net assets resulting from operations	$(148,312,267)	$408,944,027	60,342		$260,692,102
A	Reflects an adjustment for fees allocated from affiliated Master Portfolios necessary for the combined surviving fund.
B	Reflects a decrease based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
C	Reflects an increase based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects a decrease based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
E	Reflects the elimination of class level fees which does not exist in the combined surviving fund.
F	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
G	Reflects a decrease as this fee is included in the administration fee of the combined surviving fund.
H	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.
I	Reflects an adjustment to reclassify dividend, interest and income from affiliated securities of target funds into dividends and income allocated from affiliated Master Portfolios
J	Reflects adjustments to reclassify realized gains and losses from target funds into realized gains and losses allocated from affiliated Master Portfolio held by the combined surviving fund.
K	Reflects adjustments to reclassify unrealized gains and losses from target funds into unrealized gains and losses allocated from affiliated Master Portfolio held by the combined surviving fund.

Wells Fargo Advantage Index Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

July 31, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage Index Fund (“Wells Fargo Index Fund”) and Evergreen Equity Index Fund (“Evergreen Index Fund”) (each, a “Fund”) at July 31, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Evergreen Index Fund. The Reorganization provides for the acquisition of all the assets and all the liabilities of Evergreen Index Fund by Wells Fargo Index Fund, in a tax-free exchange for shares of Wells Fargo Index Fund at net asset value. As a result of the Reorganization, Class A, Class B, Class C, Class I and Class IS shareholders of Evergreen Index Fund would become shareholders of Class A, Class B and Class C, Administrator Class and Class A, respectively, of Wells Fargo Index Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo Index Fund and Evergreen Index Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Portfolio of Investments as though the combination had been effective on July 31, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 8 – Pro Forma Operating Expenses.

Following the Reorganization, Evergreen Index Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen Index Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Wells Fargo Funds Management, LLC (“Funds Management”) and/or Evergreen Investment Management Company, LLC (“EIMC”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen Index Fund. As of July 31, 2009, securities held by Wells Fargo Index Fund would comply with the compliance guidelines and investment restrictions of Evergreen Index Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	ORGANIZATION (of Wells Fargo Index Fund)

Wells Fargo Index Fund is a gateway fund that seeks to achieve its investment objective by investing all or substantially all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. The Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses.

The investment objective of the Master Portfolio which Wells Fargo Index Fund invests in is as follows:

Wells Fargo Advantage Index Portfolio	The Portfolio seeks to replicate the total return of the Standard & Poor’s 500 Composite Stock Index (S&P 500 Index) before expenses.

Upon completion of the Reorganization, securities held in Evergreen Core Bond Fund and Evergreen Index Fund will be contributed to Wells Fargo Advantage Index Portfolio, the only investment of Wells Fargo Index Fund. These investment changes are reflected in the Pro Forma Combining Portfolio of Investments.

3.	VALUATION OF SECURITIES

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales prices is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price is deemed “stale” and the valuations will be determined in accordance with fair valuation procedures.

Investments in the Master Portfolios are valued daily based on Wells Fargo Index Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

4.	FUTURES CONTRACTS

The Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

5.	SECURITIES LENDING

Evergreen Equity Index Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo Index Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Evergreen Index Fund and Wells Fargo Index Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

As of September 30, 2009, Wells Fargo Index Fund had $10,571,516 in capital loss carryforwards.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

7.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Evergreen Index Fund that would have been issued at July 31, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Wells Fargo Index Fund as of July 31, 2009 divided by the net asset value per share of the shares of Evergreen Index Fund as of July 31, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at July 31, 2009:

Class of Shares	Shares of Wells Fargo Advantage Index Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class A	5,033,719	5,274,704	10,308,423
Class B	159,463	812,550	972,013
Class C	0	2,563,422	2,563,422
Administrator Class	31,778,744	4,578,627	36,357,371
Investor Class	2,854,786	105,083	2,959,869
8.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the 12 month period ending July 31, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo Index Fund and Evergreen Index Fund for the twelve months ended July 31, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended July 31, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo Index Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

9.	REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

Funds Management does not expect that any of these legal actions, inquiries or investigations currently pending or threatened would or will have a material adverse impact on the financial position or operations of any of the Wells Fargo Advantage funds to which these pro forma financial statements relate.

Appendix A

Wells Fargo Advantage Index Portfolio

Portfolio of Investments

July 31, 2009 (unaudited)

			Shares	Value
Common Stocks: 90.2%
Aerospace, Defense: 0.2%
Raytheon Company			83,006	3,897,132
Apparel & Accessory Stores: 0.5%
Abercrombie & Fitch Company Class A «			18,510	529,201
GAP Incorporated			96,872	1,580,951
Kohl's Corporation			64,326	3,123,027
Limited Brands Incorporated			56,896	736,234
Nike Incorporated Class B			81,617	4,622,787
Nordstrom Incorporated			33,724	891,663
				11,483,863
Apparel & Other Finished Products Made From Fabrics & Similar Materials: 0.6%
Polo Ralph Lauren Corporation			11,907	750,736
VF Corporation			18,639	1,205,757
				1,956,493
Auto & Trucks: 0.3%
Ford Motor Company «†			677,886	5,423,088
Auto Parts & Equipment: 0.1%
Johnson Controls Incorporated			125,174	3,239,503
Automotive Dealers & Gasoline Service Stations: 0.1%
Autonation Incorporated «†			22,756	470,594
Autozone Incorporated «†			7,603	1,167,593
O'Reilly Automotive Incorporated «†			28,574	1,161,819
				2,800,006
Automotive Repair, Services & Parking: 0.0%
Ryder System Incorporated			11,772	413,550
Biological Products, Except Diagnostic Substances: 0.1%
Invitrogen Corporation			36,792	1,675,140
Biopharmaceuticals: 0.9%
Celgene Corporation †			96,954	5,522,500
Cephalon Incorporated «†			15,551	912,066
Genzyme Corporation †			56,822	2,948,494
Gilead Sciences Incorporated †			190,921	9,341,765
				18,724,825
Biotechnology: 0.8%
Amgen Incorporated †			213,244	13,287,234
Biogen Idec Incorporated †			60,781	2,890,137
				16,177,371
Building Construction-General Contractors & Operative Builders: 0.1%
Centex Corporation			26,220	286,060
D.R. Horton Incorporated			58,076	673,101
KB Home «			15,583	260,080
Lennar Corporation «			29,737	352,086
Pulte Homes Incorporated «			45,205	513,981
				2,085,308
Building Materials, Hardware, Garden Supply & Mobile Home Dealers: 0.9%
Fastenal Company «			27,219	968,180
Home Depot Incorporated «			357,301	9,268,388
Lowe's Companies Incorporated			311,012	6,985,330
Sherwin-Williams Company «			20,717	1,196,407
				18,418,305
Business Services: 5.1%
Adobe Systems Incorporated †			110,319	3,576,542
Affiliated Computer Services Incorporated Class A †			20,557	974,607
Autodesk Incorporated †			48,111	1,049,301
Automatic Data Processing Incorporated			105,664	3,935,984
BMC Software Incorporated †			38,952	1,325,537
CA Incorporated			83,058	1,755,846
Citrix Systems Incorporated †			38,118	1,357,001
Cognizant Technology Solutions Corporation Class A †			61,531	1,820,702
Computer Sciences Corporation †			31,911	1,537,153
Compuware Corporation †			50,967	373,588
Convergys Corporation †			25,840	276,746
Equifax Incorporated			26,589	692,643
Fidelity National Information Services Incorporated «			40,285	943,475
Fiserv Incorporated †			32,774	1,553,815
Harris Stratex Networks Incorporated			1	4
IMS Health Incorporated †			38,286	459,432
Interpublic Group of Companies Incorporated †			100,767	524,996
Intuit Incorporated †			68,049	2,021,055
Iron Mountain Incorporated «†			37,937	1,108,140
Juniper Networks Incorporated «†			110,197	2,879,448
Mastercard Incorporated Class A «			15,259	2,960,704
McAfee Incorporated †			32,727	1,458,970
Microsoft Corporation			1,612,174	37,918,332
Monster Worldwide Incorporated †			26,550	345,947
Novell Incorporated †			72,710	333,012
Omnicom Group Incorporated			65,475	2,226,150
Oracle Corporation			797,770	17,654,650
Red Hat Incorporated †			39,802	908,680
Robert Half International Incorporated «			32,187	797,916
Salesforce.com Incorporated «†			22,371	969,559
Sun Microsystems Incorporated †			157,189	1,441,421
Symantec Corporation «†			172,266	2,571,931
Total System Services Incorporated «			41,529	609,646
Verisign Incorporated «†			40,618	830,232
Yahoo! Incorporated «†			293,819	4,207,488
				103,400,653
Casino & Gaming: 0.1%
International Game Technology «			62,412	1,232,637
Wynn Resorts Limited «†			14,257	729,531
				1,962,168
Chemicals & Allied Products: 1.8%
Air Products & Chemicals Incorporated			44,198	3,297,171
CF Industries Holdings Incorporated			10,195	804,793
Dow Chemical Company			226,628	4,797,715
E.I. du Pont de Nemours & Company			190,328	5,886,845
Eastman Chemical Company			15,301	759,848
Ecolab Incorporated			35,367	1,468,084
FMC Corporation			26,031	1,132,349
International Flavors & Fragrances Incorporated			16,575	584,435
Monsanto Company			114,955	9,656,220
PPG Industries Incorporated «			34,650	1,905,750
Praxair Incorporated			64,764	5,063,250
Sigma-Aldrich Corporation			25,716	1,305,087
				36,661,547
Coal Mining: 0.2%
Consol Energy Incorporated			38,049	1,351,881
Massey Energy Company			18,005	478,933
Peabody Energy Corporation			56,315	1,864,590
				3,695,404
Communications: 4.9%
American Tower Corporation Class A †			83,769	2,855,685
AT&T Incorporated			1,242,765	32,597,726
CenturyTel Incorporated			62,413	1,959,144
Comcast Corporation Class A			607,349	9,025,206
DIRECTV Group Incorporated «†			110,404	2,859,464
MetroPCS Communications Incorporated †			53,353	632,233
News Corporation Class A			484,527	5,005,164
Qwest Communications International Incorporated «			311,611	1,202,818
Scripps Networks Interactive Incoporated Class A			19,056	615,128
Sprint Nextel Corporation «†			604,802	2,419,208
Time Warner Cable Incorporated			73,805	2,439,993
Time Warner Incorporated «			252,018	6,718,809
Verizon Communications Incorporated			598,333	19,188,539
Walt Disney Company			391,102	9,824,482
Windstream Corporation			91,996	806,805
				98,150,404
Computer Software & Services: 0.0%
Akamai Technologies Incorporated †			36,403	598,465
Cosmetics, Personal Care: 2.2%
Avon Products Incorporated			89,922	2,911,674
Colgate-Palmolive Company			105,227	7,622,644
Estee Lauder Companies Incorporated			24,444	890,739
Procter Gamble Company			613,947	34,080,198
				45,505,255
Construction Machinery & Equipment: 0.0%
Manitowoc Company Incorporated			27,456	169,678
Construction Special Trade Contractors: 0.0%
Quanta Services Incorporated †			41,069	957,318
Depository Institutions: 6.4%
Bank of America Corporation			1,819,996	26,917,735
Bank of New York Mellon Corporation			251,807	6,884,403
BB&T Corporation			136,259	3,117,606
Citigroup Incorporated			1,161,206	3,681,023
Comerica Incorporated			31,831	758,851
Fifth Third Bancorp			167,460	1,590,870
First Horizon National Corporation «†			45,272	580,387
Hudson City Bancorp Incorporated			109,845	1,544,421
Huntington Bancshares Incorporated «			114,502	468,313
JPMorgan Chase & Company			821,733	31,759,980
KeyCorp			165,033	953,891
M&T Bank Corporation «†			17,231	1,004,912
Marshall & Ilsley Corporation			74,213	448,247
Northern Trust Corporation			50,754	3,035,597
PNC Financial Services Group Incorporated			96,952	3,554,260
Regions Financial Corporation			243,293	1,075,355
State Street Corporation			104,001	5,231,250
Suntrust Banks Incorporated			105,053	2,048,534
US Bancorp			399,741	8,158,714
Wells Fargo & Company (l)			980,733	23,988,737
Western Union Company			147,718	2,582,111
Zions Bancorp «			24,285	329,790
				129,714,987
E-Commerce/Services: 0.5%
Amazon.com Incorporated «†			67,875	5,820,960
eBay Incorporated †			227,644	4,837,435
				10,658,395
Eating & Drinking Places: 0.8%
Darden Restaurants Incorporated			28,883	935,520
McDonald's Corporation			232,385	12,795,118
Yum! Brands Incorporated			97,227	3,447,669
				17,178,307
Educational Services: 0.1%
Apollo Group Incorporated Class A †			22,696	1,566,932
DeVry Incorporated			12,972	645,227
				2,212,159
Electric, Gas & Sanitary Services: 4.0%
AES Corporation †			140,424	1,796,023
Allegheny Energy Incorporated «			35,681	899,518
Ameren Corporation			44,983	1,143,918
American Electric Power Company Incorporated			100,424	3,109,127
Centerpoint Energy Incorporated			73,563	886,434
CMS Energy Corporation «			47,779	618,260
Consolidated Edison Incorporated			57,799	2,274,969
Constellation Energy Group Incorporated			41,957	1,204,166
Dominion Resources Incorporated			124,268	4,200,258
DTE Energy Company			34,518	1,189,490
Duke Energy Corporation			271,116	4,196,876
Dynegy Incorporated Class A †			106,695	214,457
Edison International			68,628	2,218,057
El Paso Corporation			147,658	1,485,439
Entergy Corporation «			41,306	3,318,111
Exelon Corporation			138,758	7,057,232
FirstEnergy Corporation «			64,209	2,645,411
FPL Group Incorporated			86,528	4,903,542
Frontier Communications Corporation «			65,794	460,558
Integrys Energy Group Incorporated			16,098	543,790
Nicor Incorporated			9,524	347,055
NiSource Incorporated			57,839	744,966
Northeast Utilities			36,888	848,793
Pepco Holdings Incorporated			46,338	666,340
PG&E Corporation			77,591	3,132,349
Pinnacle West Capital Corporation			21,291	680,460
PPL Corporation			79,210	2,676,506
Progress Energy Incorporated			58,776	2,318,125
Public Service Enterprise Group Incorporated			106,579	3,458,489
Questar Corporation			36,662	1,212,412
Republic Services Incorporated			67,821	1,804,039
SCANA Corporation			25,660	907,081
Sempra Energy			51,457	2,697,891
Spectra Energy Corporation			135,856	2,494,316
Stericycle Incorporated			17,887	915,814
TECO Energy Incorporated «			44,840	604,892
The Southern Company			164,810	5,175,034
Waste Management Incorporated «			103,634	2,913,138
Wisconsin Energy Corporation			24,626	1,058,179
Xcel Energy Incorporated			95,980	1,913,841
				80,935,356
Electronic & Other Electrical Equipment & Components, Except Computer Equipment: 5.7%
Advanced Micro Devices Incorporated «†			118,071	432,140
Altera Corporation «			61,806	1,155,154
Amphenol Corporation Class A			36,080	1,203,268
Analog Devices Incorporated			61,348	1,679,095
Broadcom Corporation Class A «†			90,033	2,541,632
Ciena Corporation «†			19,199	214,261
Cisco Systems Incorporated †			1,214,936	26,740,741
Cooper Industries Limited Class A			35,066	1,155,425
Emerson Electric Company			158,282	5,758,299
General Electric Company			2,230,569	29,889,625
Harman International Industries Incorporated «			14,602	360,377
Harris Corporation			27,886	873,111
Jabil Circuit Incorporated			45,027	412,447
JDS Uniphase Corporation †			46,436	272,115
KLA-Tencor Corporation «			35,784	1,140,794
L-3 Ccommunication Holdings Incorporated			24,550	1,853,525
Linear Technology Corporation «			46,817	1,257,973
LSI Corporation †			136,678	707,992
MEMC Electronic Materials Incorporated †			47,075	829,462
Microchip Technology Incorporated «			38,518	1,037,290
Micron Technology Incorporated «†			178,352	1,139,669
Molex Incorporated			29,198	518,556
Motorola Incorporated			482,868	3,457,335
National Semiconductor Corporation			41,110	619,117
NetApp Incorporated «†			69,667	1,564,721
Novellus Systems Incorporated †			20,570	402,555
NVIDIA Corporation «†			115,050	1,487,597
QLogic Corporation			25,030	326,642
QUALCOMM Incorporated			348,611	16,109,314
Rockwell Collins Incorporated			33,361	1,407,834
Tellabs Incorporated †			83,363	483,505
Texas Instruments Incorporated			268,237	6,451,100
Whirlpool Corporation «			15,549	887,692
Xilinx Incorporated			58,037	1,258,823
				115,629,186
Engineering, Accounting, Research Management & Related Services: 0.2%
Fluor Corporation			37,880	2,000,064
Jacobs Engineering Group Incorporated †			26,003	1,065,603
Moody's Corporation «			40,214	954,680
Paychex Incorporated			67,642	1,792,513
				5,812,860
Fabricated Metal Products, Except Machinery & Transportation Equipment: 0.3%
Ball Corporation			19,796	957,335
Fortune Brands Incorporated			31,637	1,251,876
Illinois Tool Words Incorporated			80,985	3,283,942
Snap-on Incorporated			12,134	432,334
				5,925,487
Financial Services: 0.0%
Janus Capital Group Incorporated			37,795	516,280
Food & Kindred Products: 4.4%
Archer-Daniels Midland Company			135,229	4,073,097
Campbell Soup Company			42,060	1,305,122
Coca-Cola Enterprises Incorporated			66,796	1,255,097
Conagra Foods Incorporated			94,203	1,849,205
Constellation Brands Incorporated †			41,429	565,920
Dr. Pepper Snapple Group Incorporated †			53,473	1,315,971
General Mills Incorporated			69,295	4,082,168
H.J. Heinz Company			66,273	2,548,860
Hormel Foods Corporation			14,705	528,057
JM Smucker Company			24,945	1,247,998
Kellogg Company			53,180	2,526,050
Kraft Foods Incorporated Class A			310,215	8,791,493
McCormick & Company Incorporated «			27,447	884,342
Molson Coors Brewing Company Class B «			31,401	1,419,639
Pepsi Bottling Group Incorporated			28,784	977,217
PepsiCo Incorporated			327,919	18,609,403
Sara Lee Corporation			146,526	1,559,037
The Coca-Cola Company			419,359	20,900,853
The Hershey Company			34,909	13,946,153
Tyson Foods Incorporated Class A			63,626	727,245
				89,112,927
Food Stores: 0.4%
Kroger Company			137,407	2,937,762
Safeway Incorporated			89,710	1,698,210
Starbucks Corporation «†			155,008	2,743,642
Whole Foods Market Incorporated «†			29,581	715,564
				8,095,178
Forestry: 0.1%
Weyerhaeuser Company			44,519	1,559,946
Furniture & Fixtures: 0.1%
Leggett & Platt Incorporated			33,019	572,880
Masco Corporation			75,682	1,054,250
Newell Rubbermaid Incorporated «			58,473	752,548
				2,379,678
General Merchandise Stores: 1.9%
Big Lots Incorporated †			17,392	400,712
Family Dollar Stores Incorporated			29,539	928,115
JCPenney Company Incorporated			49,672	1,497,611
Macy's Incorporated			88,587	1,232,245
Sears Holdings Corporation «†			11,368	754,153
Target Corporation			158,458	6,911,938
TJX Companies Incorporated			87,106	3,155,850
Wal-Mart Stores Incorporated			470,064	23,446,792
				38,327,416
Healthcare: 1.8%
Hospria Incorporated			33,802	1,299,011
Johnson & Johnson			580,427	35,342,200
				36,641,211
Health Services: 0.3%
Cardinal Health Incorporated			75,843	2,525,572
Davita Incorporated †			21,781	1,082,516
Humana Incorporated †			35,728	1,173,665
Laboratory Corporation of America Holdings «†			22,812	1,532,738
Tenet Healthcare Coporation †			87,949	347,399
Watson Pharmaceuticals Incorporated †			22,203	771,110
				7,433,000
Holding & Other Investment Offices: 0.9%
Apartment Investment & Management Company Class A			24,666	231,366
Avalon Bay Communities Incorporated «			16,829	979,457
Boston Properties Incorporated			29,176	1,543,410
Equity Residential			57,682	1,384,368
HCP Incorporated			57,393	1,478,444
Host Hotels & Resorts Incorporated «			126,637	1,149,864
Kimco Realty Corporation			68,175	670,842
Plum Creek Timber Company Incorporated «			34,293	1,072,685
ProLogis «			93,231	819,500
Public Storage Incorporated			26,418	1,917,154
Simon Property Group Incorporated «			59,022	3,288,706
Ventas Incorporated			32,966	1,163,700
Vornado Realty Trust			33,436	1,705,920
				17,405,416
Hotels, Rooming Houses, Camps & Other Lodge Places: 0.1%
Marriott International Incorporated «			62,527	1,346,829
Starwood Hotels & Resorts Worldwide Incorporated «			39,316	928,251
Wyndham Worldwide Corporation			37,510	523,265
				2,798,345
Household Products, Wares: 0.1%
Avery Dennison Corporation			23,746	634,731
Clorox Company			29,290	1,786,983
				2,421,714
Industrial & Commercial Machinery & Computer Equipment: 8.0%
3M Company			146,263	10,314,467
Apple Incorporated †			187,912	30,702,942
Applied Materials Incorporated			280,788	3,874,874
Baker Hughes Incorporated «			65,255	2,642,828
Black & Decker Corporation			12,664	476,166
Cameron International Corporation †			45,703	1,427,305
Caterpillar Incorporated «			126,743	5,584,297
Cummins Incorporated			42,510	1,828,355
Deere & Company			89,047	3,894,916
Dell Incorporated †			366,307	4,901,188
Dover Corporation			39,182	1,332,580
Eaton Corporation			34,881	1,811,022
EMC Corporation †			424,015	6,385,666
Flowserve Corporation			11,801	953,167
Gamestop Corporation Class A «†			34,675	759,036
Hewlett-Packard Company			502,638	21,764,225
Intel Corporation			1,176,414	22,645,970
International Business Machines Corporation			278,336	32,824,164
Lexmark International Incorporated Class A †			16,446	238,138
Pall Corporation			24,840	747,187
Parker Hannifin Corporation			33,809	1,497,063
Pitney Bowes Incorporated			43,473	897,717
SanDisk Corporation «†			47,784	851,511
Smith Internaitonal Incorporated «			46,194	1,160,855
Stanley Works			16,656	668,738
Teradata Corporation †			36,377	893,783
Western Digital Corporation †			46,890	1,418,423
				162,496,583
Information & Business Services: 1.1%
Google Incorporated Class A †			50,577	22,408,140
Insurance Carriers: 3.0%
Aetna Incorporated			94,134	2,538,794
AFLAC Incorporated			98,461	3,727,733
Allstate Corporation «			112,978	3,040,238
American International Group Incorporated †			28,339	372,374
AON Corporation			58,305	2,300,132
Assurant Incorporated			24,803	632,973
Chubb Corporation			74,168	3,425,078
CIGNA Corporation			57,457	1,631,779
Cincinnati Financial Corporation			34,241	826,920
Genworth Financial Incorporated †			91,248	629,611
Hartford Financial Services Group Incorporated «			68,548	1,130,357
Leucadia National Corporation			38,180	935,410
Lincoln National Corporation			62,367	1,321,557
Loews Corporation			76,083	2,284,012
Marsh & McLennan Companies Incorporated			110,066	2,247,548
MBIA Incorporated «†			35,898	150,413
MetLife Incorporated «			172,409	5,853,286
Principal Financial Group Incorporated			65,439	1,550,904
Prudential Financial Incorporated «			97,495	4,316,104
The Progressive Corporation			143,447	2,234,904
The Travelers Companies			123,313	5,311,091
Torchmark Corporation			17,426	680,669
UnitedHealth Group Incorporated			250,556	7,030,601
UnumProvidend Group			69,778	1,309,733
WellPoint Incorporated †			102,083	5,373,649
XL Capital Limited Class A			72,058	1,014,577
				60,855,870
Leather & Leather Products: 0.1%
Coach Incorporated			66,895	1,979,423
Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods: 1.1%
Agilent Technologies Incorporated †			72,323	1,679,340
Becton Dickinson & Company			50,455	3,287,143
Boston Scientific Corporation †			317,306	3,407,870
C.R. Bard Incorporated			20,916	1,538,790
DENTSPLY International Incorporated «			31,285	1,043,355
Eastman Kodak Company «			56,491	167,778
FLIR Systems Incorporated «†			31,647	680,094
Millipore Corporation †			11,676	812,650
PerkinElmer Incorporated «			24,555	432,905
Quest Diagnostics Incorporated			31,627	1,727,467
Rockwell Automation Incorporated			29,874	1,237,082
Teradyne Incorporated «†			36,462	287,321
Thermo Fisher Scientific Incorporated †			88,112	3,989,711
Waters Corporation †			20,306	1,020,377
				21,311,883
Medical Equipment & Supplies: 0.7%
Intuitive Surgical Incorporated «†			7,973	1,812,422
Medtronic Incorporated			235,540	8,342,827
St. Jude Medical Incorporated †			72,955	2,751,133
Varian Medical Systems Incorporated «†			26,405	931,304
				13,837,686
Medical Management Services: 0.5%
Coventry Health Care Incorporated †			31,265	719,095
Express Scripts Incorporated †			57,118	4,000,545
Medco Health Solutions Incorporated †			101,605	5,370,840
				10,090,480
Medical Products: 0.7%
Allergan Incorporated			64,773	3,460,821
Baxter International Incorporated			127,441	7,183,849
Stryker Corporation			50,192	1,951,465
Zimmer Holdings Incorporated †			45,307	2,111,306
				14,707,441
Metal Mining: 0.5%
Freeport-McMoran Copper & Gold Incorporated «			86,731	5,229,879
Newmont Mining Corporation			103,091	4,262,813
				9,492,692
Mining & Quarrying of Nonmetallic Minerals, Except Fuels: 0.1%
Vulcan Materials Company «			25,668	1,218,717
Miscellaneous Home Furnishing Stores: 0.1%
Bed, Bath, & Beyond Incorporated			54,695	1,900,651
Miscellaneous Manufacturing Industries: 0.1%
Hasbro Incorporated			26,214	694,671
Mattel Incorporated			75,521	1,327,659
				2,022,330
Miscellaneous Retail: 1.2%
Costco Wholesale Corporation			91,422	4,525,389
CVS Caremark Corporation			306,664	10,267,111
Office Depot Incorporated †			57,862	263,272
RadioShack Corporation «			26,356	408,782
Staples Incorporated			150,676	3,167,199
Walgreen Company			208,891	6,486,066
				25,117,819
Miscellaneous Services: 0.0%
D&B Corporation			11,200	806,288
Motor Freight Transportation & Warehousing: 0.8%
FedEx Corporation			65,583	4,449,151
United Parcel Service Incorporated Class B			209,593	11,261,432
				15,710,583
Non-Depository Credit Institutions: 0.7%
American Express Company			250,117	7,085,815
Capital One Financial Corporation «			95,178	2,921,965
Discover Financial Services			112,830	1,340,420
People's United Fincancia Incorporated «			73,362	1,192,133
SLM Corporation †			98,471	875,407
				13,415,740
Office Equipment: 0.1%
Xerox Corporation			182,157	1,491,866
Oil & Gas Extraction: 3.6%
Anadarko Petroleum Corporation			105,148	5,068,134
Apache Corporation			70,602	5,927,038
BJ Services Company			61,521	872,368
Cabot Oil & Gas Corporation			21,830	766,888
Chesapeake Energy Corporation			118,705	2,545,035
Denbury Resources Incorporated «†			52,418	870,139
Devon Energy Corporation			93,502	5,431,531
Diamond Offshore Drilling Incorporated «			14,639	1,315,607
ENSCO International Incorporated «			29,868	1,131,699
EOG Resources Incorporated			52,718	3,902,714
EQT Corporation			27,571	1,058,175
Halliburton Company			188,966	4,174,259
Nabors Industries Limited †			59,619	1,014,715
Noble Energy Incorporated			36,513	2,231,675
Occidental Petroleum Corporation			170,738	12,180,449
Pioneer Natural Resources Company			24,009	685,457
Range Resources Corporation			32,975	1,530,370
Rowan Companies Incorporated			23,818	508,038
Schlumberger Limited			252,009	13,482,482
Southwestern Energy Company †			72,383	2,998,828
Transocean Limited			1	31
XTO Energy Incorporated			122,106	4,912,324
				72,607,956
Oil Field Equipment & Services: 0.2%
National Oilwell Varco Incorporated †			88,078.00	3,165,523.00
Paper & Allied Products: 0.2%
Bemis Company Incorporated			22,670	596,674
Ineternational Paper Company			91,039	1,712,444
MeadWestvaco Corporation			36,039	702,400
Pactiv Corporation †			27,790	699,752
				3,711,270
Personal Services: 0.1%
Cintas Corporation			27,677	696,907
H & R Block Incorporated			71,546	1,194,103
				1,891,010
Petroleum Refining & Related Industries: 6.4%
Chevron Corporation			422,260	29,334,402
ConocoPhillips			312,071	13,640,623
Exxon Mobil Corporation			1,027,853	72,350,573
Hess Corporation			59,931	3,308,191
Marathon Oil Corporation			149,084	4,807,959
Murphy Oil Corporation			40,187	2,338,883
Sunoco Incorporated «			24,622	607,917
Tesoro Corporation			29,143	381,482
Valero Energy Corporation			117,179	2,109,222
				128,879,252
Pharmaceuticals: 4.6%
Abbott Laboratories			325,532	14,645,685
Bristol-Myers Squibb Company			417,249	9,070,993
Eli Lilly & Company			212,983	7,430,977
Forest Laboratories Incorporated †			63,532	1,641,032
King Pharmaceuticals Incorporated †			52,231	473,735
Merck & Company Incorporated «			444,166	13,329,422
Mylan Incorporated «†			64,253	847,497
Pfizer Incorporated «			1,421,382	22,642,615
Schering-Plough Corporation			342,989	9,092,638
Wyeth			280,898	13,075,802
				92,250,396
Pipelines: 0.1%
The Williams Companies Incorporated			122,190.00	2,039,351.00
Primary Metal Industries: 0.5%
AK Steel Holding Corporation			23,017	452,744
Alcoa Incorporated «			205,219	2,413,375
Allegheny Technologies Incorporated			20,646	559,094
Nucor Corporation			66,194	2,943,647
Precision Castparts Corporation			29,501	2,354,475
Titanium Metals Corporation «			17,929	150,066
United States Steel Corporation «			30,192	1,200,132
				10,073,533
Printing, Publishing & Allied Industries: 0.4%
CBS Corporation Class B			143,125	1,172,194
Gannett Company Incorporated «			48,959	342,713
McGraw-Hill Companies Incorporated			66,245	2,076,781
Meredith Corporation «			7,582	200,696
New York Times Company «			24,563	193,311
RR Donnelley & Sons Company			43,228	600,869
Viacom Incorporated Class B «†			127,739	2,958,435
Washington Post Company Class B			1,267	572,051
				8,117,050
Radio, Television, and Consumer Electronics Stores: 0.1%
Best Buy Company Incorporated			71,901	2,686,940
Railroad Transportation: 0.9%
Burlington Northern Santa Fe Corporation			58,649	4,609,225
CSX Corporation			82,456	3,308,135
Norfolk Southern Corporation			77,312	3,343,744
Union Pacific Corporation			106,183	6,107,646
				17,368,750
Real Estate: 0.0%
CB Richard Ellis Group Incorporated Class A †			49,839	543,245
Real Estate Investment Trusts (REITS): 0.0%
Developers Diversified Realty Corporation			62	346
Health Care REIT Incorporated «			23,408	937,724
				938,070
Retail: 0.0%
Tiffany & Company «			26,134.00	779,577
Rubber & Miscellaneous Plastics Products: 0.1%
Sealed Air Corporation			33,408.00	614,373
The Goodyear Tire & Rubber Company †			50,937.00	866,948
				1,481,321
Security & Commodity Brokers, Dealers, Exchanges & Services: 2.3%
Ameriprise Financial Incorporated			53,675	1,492,165
Charles Schwab Corporation			197,801	3,534,704
CME Group Incorporated			13,978	3,897,486
E*TRADE Financial Corporation «†			234,952	352,428
Federated Investors Incorporated Class B «			18,850	488,781
Franklin Resources Incorporated			31,733	2,814,082
Goldman Sachs Group Incorporated			106,039	17,316,169
InterContinental Exchange Incorporated †			15,340	1,442,880
Invesco Limited			86,639	1,711,120
Legg Mason Incorporated			30,145	848,280
Morgan Stanley			284,716	8,114,406
NASDAQ Stock Market Incorporated †			28,951	611,735
NYSE Euronext Incorporated			54,765	1,475,917
T Rowe Price Group Incorporated			53,813	2,513,605
				46,613,758
Software: 0.1%
Electronic Arts Incorporated †			68,026.00	1,460,518.00
Stone, Clay, Glass & Concrete Products: 0.3%
Corning Incorporated			327,305	5,564,185
Owens-Illinois Incorporated †			35,447	1,203,071
				6,767,256
Tobacco Products: 1.5%
Altria Group Incorporated			435,525	7,634,753
Lorillard Incorporated			35,422	2,611,310
Philip Morris International Incorporated			413,183	19,254,328
Reynolds American Incorporated			35,591	1,548,564
				31,048,955
Transportation By Air: 0.1%
Southwest Airlines Company			156,043	1,224,938
Transportation Equipment: 2.2%
Boeing Company			152,965	6,563,728
General Dynamics Corporation			81,099	4,492,074
Genuine Parts Company			33,585	1,189,581
Goodrich Corporation			26,088	1,339,880
Harley-Davidson Incorporated «			49,384	1,116,078
Honeywell International Incorporated			156,683	5,436,900
ITT Corporation			38,336	1,893,798
Lockheed Martin Corporation			68,807	5,144,011
Northrop Grumman Corporation			68,134	3,037,414
Paccar Incorporated «			76,499	2,650,690
Textron Incorporated «			56,617	760,932
United Technologies Corporation			198,428	10,808,373
				44,433,459
Transportation Services: 0.2%
C.H. Robinson Worldwide Incorporated			35,714	1,947,484
Expeditors International of Washington Incorporated «†			44,727	1,517,587
				3,465,071
Travel & Recreation: 0.2%
Carnival Corporation			92,287	2,583,113
Expedia Incorporated «†			44,319	917,846
				3,500,959
Wholesale Trade Non-Durable Goods: 0.5%
AmerisourceBergen Corporation «			63,609	1,254,369
Brown-Forman Corporation Class B			20,565	903,821
Dean Foods Company †			37,286	790,090
McKesson Corporation			57,171	2,924,297
SUPERVALU Incorporated			44,570	660,973
Sysco Corporation			124,254	2,952,275
				9,485,825
Wholesale Trade-Durable Goods: 0.3%
Kimberly-Clark Corporation			87,247	5,099,587
Patterson Companies Incorporated «†			19,267	488,611
W.W. Grainger Incorporated			13,107	1,178,450
				6,766,648
Total Common Stocks (cost $1,989,196,047)				1,820,506,940
Collateral for Securities Lending: 9.0%
Collateral Invested in Money Market Funds: 1.8%	Yield
AIM STIT-Liquid Assets Portfolio	0.38%(s)		$9,033,131	$9,033,131
BlackRock Liquidity Funds TempFund Portfolio	0.31(s)		9,033,131	9,033,131
Dreyfus Cash Management Fund Institutional	0.37(s)		9,033,131	9,033,131
DWS Money Market Series Institutional	0.28(s)		9,033,131	9,033,131
				36,132,522

	Interest Rate	Maturity Date	Principal
Collateral Invested in Other Assets: 7.2%
ABN AMRO Bank NV (Chicago)	0.37%	08/07/2009	$4,112,770	$4,112,713
Allied Irish Banks North America, Incorporated ††	0.53	08/04/2009	440,595	440,621
Allied Irish Banks North America, Incorporated ††	0.52	08/06/2009	3,818,112	3,818,609
Antalis US Funding Corporation ††(p)	0.31	08/07/2009	1,468,410	1,468,726
Antalis US Funding Corporation	0.30	08/20/2009	1,468,422	1,468,569
Arabella Finance LLC	0.75	08/07/2009	220,288	220,293
Atlantic Asset Securitization Corporation	0.27	08/10/2009	2,936,898	2,937,405
Bank of America Securities, LLC Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities	0.24	08/03/2009	3,802,801	3,802,801
Bank of Ireland	0.60	08/07/2009	1,321,922	1,321,922
Bank of Ireland	0.30	08/04/2009	1,982,882	1,982,882
Bank of Montreal (Chicago)	0.28	08/10/2009	2,864,163	2,864,163
Barton Captial Corporation	0.26	08/05/2009	1,154,767	1,154,959
Bryant Bank Funding	0.27	08/17/2009	1,395,698	1,395,855
Cafco, LLC	0.24	08/03/2009	3,671,711	3,671,955
Caclasieu Parish, LA ±§	0.65	12/01/2027	293,760	293,760
California Statewide Communities Redevelopment Authority ±§	0.55	06/01/2028	403,920	403,920
Calyon (New York)	0.70	08/03/2009	1,101,858	1,101,626
Cancara Asset Securitization, Limited ††(p)	0.35	08/03/2009	367,100	367,193
Cancara Asset Securitization, Limited ††(p)	0.29	08/06/2009	3,304,405	3,304,671
Cheyne Finance, LLC ††±^^(a)(i)	0.00	05/19/2008	1,294,416	21,358
Cheyne Finance, LLC ††±^^(a)(i)	0.00	02/25/2008	1,681,282	27,741
Colorado Housing & Finance Authority ±§	0.80	10/01/2038	194,433	194,433
Concord Minuteman Capital Company ††(p)	0.55	08/14/2009	1,101,113	1,101,383
Cook County, IL ±§	0.70	11/01/2030	587,521	587,521
CRC Funding, LLC	0.26	08/11/2009	2,202,916	2,203,043
Credit Suisse First Boston Corporation Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities	0.26	08/03/2009	4,553,285	4,553,285
Credit Agricole SA	0.20	08/03/2009	1,909,442	1,909,442
Danske Bank A/S (Copenhagen)	0.20	08/03/2009	2,056,322	2,056,322
DEN NORSK BANK ASA	0.26	08/12/2009	2,936,967	2,937,370
Denver, CO City & County School District ±§	1.15	12/15/2037	1,321,922	1,321,922
Dexia Delaware, LLC	0.25	08/05/2009	881,238	881,257
Dexia Delaware, LLC	0.25	08/06/2009	1,101,548	1,101,563
E.on AG	0.26	08/17/2009	564,538	564,542
Enterprise Funding LLC	0.26	08/10/2009	1,835,644	1,835,883
Erasmus Capital Corporation ††(p)	0.32	08/05/2009	2,716,824	2,717,187
Fairway Finance Corporation	0.26	08/07/2009	1,469,438	1,469,693
Fortis Bank NV SA ††	0.25	08/03/2009	2,937,603	2,937,603
GDF Suez	0.26	08/04/2009	1,799,009	1,799,243
GDF Suez	0.26	08/14/2009	550,685	550,749
GDF Suez	0.26	08/26/2009	1,321,635	1,321,683
Gemini Securitization, Incorporated ††(p)	0.27	08/07/2009	2,936,920	2,937,471
Goldman Sachs Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities	0.21	08/03/2009	1,650,492	1,650,492
Gotham Funding Corporation ††(p)	0.27	08/04/2009	1,468,504	1,468,769
Gotham Funding Corporation ††(p)	0.28	08/07/2009	1,101,336	1,101,550
Gryphon Funding Limited ††(p)	0.00	08/23/2009	2,331,961	1,847,353
Henrico County VA Economic Development Authority ±§	1.00	11/01/2042	121,176	121,176
Houston, TX Utilities System ±§	0.40	05/15/2034	1,101,601	1,101,601
Illinois Educational Facilities Authority Revenues ±§	0.40	07/01/2029	367,200	367,200
Indiana Municipal Power Agency Power Supply System ±§	0.47	01/01/2018	146,880	146,880
Irish Life & Permanent PLC ††	0.56	08/03/2009	1,101,481	1,101,567
Irish Life & Permanent PLC ††	0.60	08/04/2009	367,158	367,182
Irish Life & Permanent PLC ††	0.60	08/05/2009	514,021	514,046
JP MORGAN Securities Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities	0.21	08/03/2009	6,022,087	6,022,087
Kansas City, MO Special Obligation ±§	0.47	04/15/2025	220,320	220,320
Lexington Parker Capital ††(p)	0.55	08/03/2009	880,904	881,254
Liberty Street Funding Corporation ††(p)	0.25	08/24/2009	2,202,713	2,202,851
Manhattan Asset Funding Company ††(p)	0.32	08/05/2009	146,871	146,875
Massachusetts HEFA ±§	0.32	10/01/2034	2,441,883	2,441,883
Matchpoint Master Trust ††(p)	0.25	08/27/2009	3,671,214	3,671,341
Mississippi GO, Nissan Project, Series B ±§	1.00	11/01/2028	315,792	315,792
Mont Blanc Capital Corporation ††(p)	0.27	08/12/2009	798,261	798,375
Mont Blanc Capital Corporation ††(p)	0.28	08/26/2009	2,422,901	2,423,052
Montgomery County TN Public Building ±§	0.35	02/01/2036	279,072	279,072
Natexis Banque Populaires ††(p)	0.24	08/04/2009	1,101,550	1,101,579
Natexis Banque Populaires ††(p)	0.24	08/05/2009	587,493	587,505
New Jersey State Turnpike Authority ±§	2.00	01/01/2018	146,880	146,880
North Dakota Housing Finance Agency ±§	0.39	01/01/2034	467,079	467,079
Regency Markets #1 LLC ††(p)	0.25	08/07/2009	146,873	146,874
Regency Markets #1 LLC ††(p)	0.27	08/17/2009	2,685,655	2,685,675
Rheinmain Securitisation ††(p)	0.55	08/13/2009	3,303,340	3,304,198
Romulus Funding Corporation ††(p)	0.57	08/03/2009	954,615	954,691
Romulus Funding Corporation ††(p)	0.70	08/25/2009	1,614,677	1,614,928
Royal Bank of Scotland plc	0.29	08/07/2009	3,047,764	3,047,764
Salisbury Receivables Corporation ††(p)	0.27	08/14/2009	1,835,562	1,835,823
Scaldis Capital Limited ††(p)	0.43	08/06/2009	1,835,366	1,835,893
Scaldis Capital Limited ††(p)	0.33	08/27/2009	1,468,384	1,468,452
Stanfield Victoria Funding, LLC ††(p)	0.00	02/15/2008	2,503,358	1,126,255
Stanfield Victoria Funding, LLC ††(p)	0.00	04/03/2008	1,542,417	693,937
Straight-A-Funding LLC ††(p)	0.27	08/03/2009	1,835,617	1,835,975
Straight-A-Funding LLC ††(p)	0.25	08/20/2009	1,102,342	1,102,411
Surrey Funding Corporation ††(p)	0.32	08/03/2009	440,515	440,633
Surrey Funding Corporation ††(p)	0.27	08/25/2009	1,541,872	1,541,964
Surrey Funding Corporation ††(p)	0.27	08/28/2009	366,389	366,392
Tasman Funding Incorporated ††(p)	0.80	08/05/2009	3,671,270	3,671,678
Ticonderoga Master Funding Limited ††(p)	0.27	08/10/2009	1,174,759	1,174,962
Ticonderoga Master Funding Limited ††(p)	0.25	08/27/2009	2,202,728	2,202,805
Tulip Funding Corporation ††(p)	0.29	08/06/2009	1,321,591	1,321,868
Tulsa County, OK Industrial Authority Revenue ±§	0.40	07/01/2032	660,961	660,961
Unicredito Italiano (New York)	0.44	08/03/2009	2,864,163	2,864,163
Vermont State Student Assistance Corporation ±§	0.43	12/15/2040	220,320	220,320
Versailles CDS, LLC ††(p)	0.50	08/04/2009	293,732	293,748
Versailles CDS, LLC ††(p)	0.50	08/05/2009	734,329	734,360
Victoria Finance, LLC ††(p)	0.00	07/28/2008	2,171,515	977,182
Victoria Finance, LLC ††(p)	0.00	08/07/2008	1,261,002	567,451
White Pine Finance, LLC	0.00	02/22/2008	3,292,666	0
Windmill Funding Corporation ††(p)	0.26	08/11/2009	3,083,860	3,084,261
Yorktown Capital, LLC ††(p)	0.26	08/06/2009	1,174,846	1,174,999
				145,607,721
Total Collateral for Securities Lending (cost $348,961,535)				181,740,243
Short-Term Investments: 0.8%
Mutual Funds: 0.7%
Wells Fargo Advantage Money Market Trust ~‡ (s)	0.28		13,926,657	13,926,657
US Treasury Bills: 0.1%
US Treasury Bill ^#	0.39		30,000	30,000
US Treasury Bill ^#	0.39		295,000	294,856
US Treasury Bill ^#	0.39		50,000	49,999
US Treasury Bill ^#	0.39		180,000	179,998
US Treasury Bill ^#	0.39		110,000	109,999
US Treasury Bill ^#	0.39		50,000	49,999
US Treasury Bill ^#	0.39		2,065,000	2,064,973
US Treasury Bill ^#	0.39		210,000	209,997
				2,989,821
Total Short-Term Investments (cost $16,916,342)				16,916,478
Total Investments in Securities (cost $2,355,073,924)				$2,019,163,661

«	All or a portion of this security is on loan.
†	Non-income earning securities.
(l)	Long-term security of an affiliate of the fund with a total cost of $40,052,149.
††	Securities that may be resold to “qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
(p)	Asset-backed commercial paper.
±	Variable rate investments.
§	These securities are subject to a demand feature which reduces the effective maturity.
^^	This security is currently in default with regards to scheduled interest and/or principal payments.
(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.
(i)	Illiquid security.
(s)	Rate shown is the 1-day annualized yield at period-end.
~

This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

‡	Short-term security of an affiliate of the Fund with a cost of $13,926,657.
^	Zero coupon bond. Interest rate presented is yield to maturity.
#	Security pledged as collateral for futures transactions.

At July 31, 2009, the Wells Fargo Advantage Index Portfolio had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at 07/31/2009	Unrealized Gain
Sep-09	68 S&P 500 Futures	$16,155,870	$16,734,800	$578,930

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Evergreen U.S. Government Fund to Wells Fargo Advantage Government Securities Fund in exchange for shares of Wells Fargo Advantage Government Securities Fund.

The period presented covers the period from December 1, 2008 through November 30, 2009 and reflects financial information assuming the mergers take place.

Wells Fargo Advantage Government Securities Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments – November 30, 2009 (unaudited)

			Evergreen U.S. Government Fund		Wells Fargo Advantage Government Securities Fund		Wells Fargo Advantage Government Securities Fund Proforma
	Interest Rate	Maturity Date	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Agency Securities 53.6%
Federal Home Loan Bank 0.2%
FHLB #1R0005	3.45%	07/01/2032	$4,254,545	$4,290,721	$0	$0	$4,254,545	$4,290,721
Federal Home Loan Mortgage Corporation 8.4%
FHLMC #G04338 ##	5.50%	05/01/2038	10,894,221	11,613,223	0	0	10,894,221	11,613,223
FHLMC #G04898	6.00%	11/01/2038	24,747,660	26,585,866	0	0	24,747,660	26,585,866
FHLMC #C01197	6.50%	07/01/2031	1,544,059	1,679,589	0	0	1,544,059	1,679,589
FHLMC #C00765	7.00%	05/01/2029	152,308	169,532	0	0	152,308	169,532
FHLMC #G01019	8.00%	11/01/2028	330,377	377,256	0	0	330,377	377,256
FHLMC #D73888	8.50%	08/01/2026	67,126	77,458	0	0	67,126	77,458
FHLMC #D57038	9.00%	10/01/2024	142,408	160,078	0	0	142,408	160,078
FHLMC #C00038	9.50%	05/01/2021	42,368	47,636	0	0	42,368	47,636
FHLMC #360114	10.00%	08/01/2020	1,257	1,445	0	0	1,257	1,445
FHLMC #549166	10.50%	05/01/2020	107,629	126,855	0	0	107,629	126,855
FHLMC #1H1383	5.87%	02/01/2037	8,916,858	9,457,341	0	0	8,916,858	9,457,341
FHLMC, Series T-60, Class 1A-1	6.50%	03/25/2044	873,512	955,506	0	0	873,512	955,506
FHLMC %%	6.00%	TBA	0	0	56,005,000	60,074,099	56,005,000	60,074,099
FHLMC	2.93%	11/01/2012	0	0	966,290	958,582	966,290	958,582
FHLMC #170053	14.75%	08/01/2011	0	0	51	57	51	57
FHLMC #170053	15.00%	08/01/2011	0	0	1,789	1,988	1,789	1,988
FHLMC #170069	14.00%	11/01/2012	0	0	163	181	163	181
FHLMC #170215	8.00%	02/01/2017	0	0	29,519	32,626	29,519	32,626
FHLMC #170235	10.50%	08/01/2020	0	0	58,498	67,750	58,498	67,750
FHLMC #1B0123 ±	3.41%	09/01/2031	0	0	11,513	11,949	11,513	11,949
FHLMC #1B0128 ±	3.41%	09/01/2031	0	0	7,951	8,245	7,951	8,245
FHLMC #1B0129 ±	3.53%	09/01/2031	0	0	343,448	355,313	343,448	355,313
FHLMC #1G1393 ±	5.93%	12/01/2036	0	0	6,978,282	7,403,480	6,978,282	7,403,480
FHLMC #1J0817 ±	5.78%	01/01/2038	0	0	4,097,611	4,337,146	4,097,611	4,337,146
FHLMC #1Q0183 ± «	5.96%	10/01/2036	0	0	12,836,787	13,601,523	12,836,787	13,601,523
FHLMC #552435	10.50%	08/01/2020	0	0	66,523	77,328	66,523	77,328
FHLMC #555503	9.00%	04/01/2021	0	0	248,560	269,654	248,560	269,654
FHLMC #611023 ±	3.70%	10/01/2026	0	0	493,351	507,910	493,351	507,910
FHLMC #786210 ±	6.38%	01/01/2026	0	0	172,424	184,494	172,424	184,494
FHLMC #786823 ±	3.40%	07/01/2029	0	0	650,083	665,196	650,083	665,196
FHLMC #789483 ±	3.23%	06/01/2032	0	0	223,019	226,745	223,019	226,745
FHLMC #865496 ±	5.81%	05/01/2026	0	0	169,507	179,129	169,507	179,129
FHLMC #884009 ±	10.50%	05/01/2020	0	0	111,449	130,196	111,449	130,196
FHLMC #A01434	9.00%	06/01/2016	0	0	24,858	25,548	24,858	25,548
FHLMC #A01562	9.00%	11/01/2018	0	0	189,318	204,752	189,318	204,752
FHLMC #A01620	9.00%	04/01/2017	0	0	53,645	58,018	53,645	58,018
FHLMC #A01860	8.50%	06/01/2017	0	0	40,035	44,294	40,035	44,294
FHLMC #B13066	4.00%	03/01/2014	0	0	1,801,022	1,858,280	1,801,022	1,858,280
FHLMC #B13579	5.00%	04/01/2019	0	0	1,173,502	1,255,292	1,173,502	1,255,292
FHLMC #B13580	5.00%	04/01/2019	0	0	912,411	976,004	912,411	976,004
FHLMC #B13654	4.00%	04/01/2014	0	0	9,991,760	10,311,883	9,991,760	10,311,883
FHLMC #B15194	5.00%	06/01/2019	0	0	1,779,884	1,903,938	1,779,884	1,903,938
FHLMC #B16884	5.00%	10/01/2019	0	0	2,121,997	2,269,895	2,121,997	2,269,895
FHLMC #B17855	5.00%	02/01/2020	0	0	5,086,352	5,436,091	5,086,352	5,436,091
FHLMC #C01345	7.00%	04/01/2032	0	0	636,823	707,032	636,823	707,032
FHLMC #C31808	7.50%	10/01/2029	0	0	103,373	117,743	103,373	117,743
FHLMC #C59553	7.50%	11/01/2031	0	0	676,184	770,711	676,184	770,711
FHLMC #C65576	7.50%	04/01/2032	0	0	1,002,389	1,142,769	1,002,389	1,142,769
FHLMC #E79794	7.00%	10/01/2014	0	0	1,008,024	1,087,247	1,008,024	1,087,247
FHLMC #E96459	5.00%	05/01/2018	0	0	2,068,379	2,217,711	2,068,379	2,217,711
FHLMC #G00319	9.50%	04/01/2025	0	0	256,673	297,195	256,673	297,195
FHLMC #G00683	8.50%	12/01/2025	0	0	53,236	61,596	53,236	61,596
FHLMC #G01236	10.00%	10/01/2021	0	0	208,012	229,873	208,012	229,873
FHLMC #G08102	6.50%	12/01/2035	0	0	6,830,514	7,388,428	6,830,514	7,388,428
FHLMC #G10783	8.50%	06/01/2012	0	0	5,035	5,274	5,035	5,274
FHLMC #G11136	6.50%	05/01/2011	0	0	37,543	38,380	37,543	38,380
FHLMC #G11200	8.00%	01/01/2012	0	0	55,470	58,115	55,470	58,115
FHLMC #G11209	7.50%	12/01/2011	0	0	1,086,175	1,132,874	1,086,175	1,132,874
FHLMC #G11345	7.50%	12/01/2011	0	0	351,118	367,996	351,118	367,996
FHLMC #G11368	7.50%	12/01/2012	0	0	867,437	914,133	867,437	914,133
FHLMC #G18005	5.00%	08/01/2019	0	0	8,090,914	8,654,833	8,090,914	8,654,833
FHLMC #G80106	10.00%	08/17/2022	0	0	1,191,187	1,345,211	1,191,187	1,345,211
FHLMC #G80116	10.00%	02/17/2025	0	0	1,870,145	2,143,997	1,870,145	2,143,997
FHLMC #G80193	9.50%	09/17/2022	0	0	2,238,866	2,532,303	2,238,866	2,532,303
FHLMC #G90023	7.00%	11/17/2013	0	0	195,497	205,387	195,497	205,387
FHLMC #H01193	6.50%	08/01/2037	0	0	9,087,608	9,787,283	9,087,608	9,787,283
FHLMC #H01792	6.50%	10/01/2037	0	0	3,327,862	3,584,082	3,327,862	3,584,082
FHLMC #N70012	10.50%	08/01/2020	0	0	44,522	51,585	44,522	51,585
				51,251,785		158,279,344		209,531,129
Federal National Mortgage Association 40.4%
FNMA #679739	4.44%	05/01/1930	296,061	304,766	0	0	296,061	304,766
FNMA #958705	4.79%	05/01/2019	2,324,928	2,472,948	0	0	2,324,928	2,472,948
FNMA #387267	4.98%	01/01/2020	841,884	918,706	0	0	841,884	918,706
FNMA #385616	5.24%	12/01/2012	502,020	526,589	0	0	502,020	526,589
FNMA #873429	5.39%	01/01/2024	3,487,636	3,808,132	0	0	3,487,636	3,808,132
FNMA #461966	5.55%	09/01/2019	4,703,041	4,900,400	0	0	4,703,041	4,900,400
FNMA #255166	6.00%	03/01/2024	426,371	463,089	0	0	426,371	463,089
FNMA #735644	6.50%	11/01/2031	3,265,596	3,562,491	0	0	3,265,596	3,562,491
FNMA #923441	7.00%	07/01/2047	2,904,726	3,207,135	0	0	2,904,726	3,207,135
FNMA #539118	8.00%	02/01/2030	1,598,806	1,821,669	0	0	1,598,806	1,821,669
FNMA #456563	8.50%	08/01/2029	346,169	398,276	0	0	346,169	398,276
FNMA #291422	9.00%	04/01/2025	212,674	245,785	0	0	212,674	245,785
FNMA #124702	9.50%	06/01/2022	24,183	26,785	0	0	24,183	26,785
FNMA #2497	11.00%	01/01/2016	603	621	0	0	603	621
FNMA #190626	11.25%	02/01/2016	9,436	10,334	0	0	9,436	10,334
FNMA %%	6.00%	TBA	20,700,000	22,207,260	0	0	20,700,000	22,207,260
FNMA #873328	5.08%	02/01/2016	3,634,788	3,960,822	0	0	3,634,788	3,960,822
FNMA #460907	5.15%	11/01/2017	4,018,038	4,341,118	0	0	4,018,038	4,341,118
FNMA #958707	5.18%	05/01/2019	3,406,530	3,714,028	0	0	3,406,530	3,714,028
FNMA #874180	5.37%	12/01/2024	894,977	959,134	0	0	894,977	959,134
FNMA #873577	5.55%	05/01/2016	3,281,824	3,651,848	0	0	3,281,824	3,651,848
FNMA #957144	5.63%	02/01/2018	1,156,786	1,296,874	0	0	1,156,786	1,296,874
FNMA #874127	5.64%	12/01/2013	3,000,000	3,252,883	0	0	3,000,000	3,252,883
FNMA #874164	5.66%	12/01/2016	1,732,000	1,877,895	0	0	1,732,000	1,877,895
FNMA #874071	5.67%	11/01/2021	12,493,257	13,818,230	0	0	12,493,257	13,818,230
FNMA #873474	5.68%	04/01/2021	12,389,086	13,890,780	0	0	12,389,086	13,890,780
FNMA #873468	5.70%	03/01/2016	1,009,509	1,130,170	0	0	1,009,509	1,130,170
FNMA #873616	5.75%	05/01/2021	3,805,828	4,160,079	0	0	3,805,828	4,160,079
FNMA #957048	5.79%	12/01/2017	3,239,627	3,661,413	0	0	3,239,627	3,661,413
FNMA #874193	5.82%	12/01/2036	829,423	894,168	0	0	829,423	894,168
FNMA #873718	5.95%	06/01/2024	1,919,420	2,147,424	0	0	1,919,420	2,147,424
FNMA #874819	5.99%	09/01/2018	1,733,000	1,898,173	0	0	1,733,000	1,898,173
FNMA #160467	6.07%	09/01/2013	3,020,505	3,383,418	0	0	3,020,505	3,383,418
FNMA #461647	6.08%	01/01/2019	4,599,894	4,890,189	0	0	4,599,894	4,890,189
FNMA #460206	6.18%	06/01/2013	9,224,048	9,701,428	0	0	9,224,048	9,701,428
FNMA #555088	6.32%	08/01/2012	2,869,954	3,128,807	0	0	2,869,954	3,128,807
FNMA #383604	6.65%	05/01/2016	1,561,655	1,777,921	0	0	1,561,655	1,777,921
FNMA #462153	7.48%	01/01/2025	1,094,010	1,255,301	0	0	1,094,010	1,255,301
FNMA, Series 2002-M1, Class C	6.17%	02/25/2016	551,850	572,505	0	0	551,850	572,505
FNMA #613085	1.96%	10/01/2041	2,681,847	2,691,219	0	0	2,681,847	2,691,219
FNMA #618301	2.10%	04/01/2029	858,261	864,303	0	0	858,261	864,303
FNMA #569928	2.16%	01/01/2041	1,643,614	1,669,418	0	0	1,643,614	1,669,418
FNMA #735333	2.97%	02/01/2035	7,623,726	7,771,832	0	0	7,623,726	7,771,832
FNMA #368886	3.42%	07/01/2025	259,296	267,881	0	0	259,296	267,881
FNMA #534992	3.51%	11/01/2018	190,812	195,624	0	0	190,812	195,624
FNMA #888332	3.62%	01/01/2038	4,079,039	4,179,261	0	0	4,079,039	4,179,261
FNMA #894612	4.33%	03/01/2036	5,434,231	5,669,730	0	0	5,434,231	5,669,730
FNMA #894530	4.37%	05/01/2035	4,814,188	5,029,174	0	0	4,814,188	5,029,174
FNMA, Series 2001-T4, Class A1	7.50%	07/25/2041	1,207,748	1,289,670	0	0	1,207,748	1,289,670
FNMA, Series 2002-T16, Class A1	6.50%	07/25/2042	3,014,177	3,304,987	0	0	3,014,177	3,304,987
FNMA, Series 2002-W3, Class A5	7.50%	01/25/2028	286,641	323,925	0	0	286,641	323,925
FNMA, Series 2002-W8, Class A4	7.00%	06/25/2017	857,059	933,389	0	0	857,059	933,389
FNMA, Series 2003-W1, Class 1A-1	6.50%	12/25/2042	1,518,383	1,658,699	0	0	1,518,383	1,658,699
FNMA, Series 2004-T1, Class 1A-2	6.50%	01/25/2044	1,380,821	1,508,696	0	0	1,380,821	1,508,696
FNMA %%	4.50%	TBA	0	0	84,220,000.00	86,443,913.00	84,220,000	86,443,913
FNMA %%	4.00%	TBA	0	0	6,150,000.00	6,175,947.00	6,150,000	6,175,947
FNMA %%	5.69%	10/09/2019	0	0	27,800,000	15,990,393	27,800,000	15,990,393
FNMA %%	5.00%	TBA	0	0	90,640,000	95,058,700	90,640,000	95,058,700
FNMA %%	5.50%	TBA	0	0	92,485,000	98,352,063	92,485,000	98,352,063
FNMA %%	6.00%	TBA	0	0	26,795,000	28,720,891	26,795,000	28,720,891
FNMA #100042	11.00%	10/15/2020	0	0	73,001	82,430	73,001	82,430
FNMA #100285	9.50%	12/15/2020	0	0	214,029	247,721	214,029	247,721
FNMA #1376	15.50%	10/01/2012	0	0	154	172	154	172
FNMA #190180	9.00%	07/01/2021	0	0	265,062	296,754	265,062	296,754
FNMA #253266	8.00%	05/01/2030	0	0	77,748	89,272	77,748	89,272
FNMA #253951	7.50%	09/01/2031	0	0	434,723	495,563	434,723	495,563
FNMA #254218	7.00%	02/01/2032	0	0	455,595	507,974	455,595	507,974
FNMA #254223	7.50%	02/01/2032	0	0	165,867	189,132	165,867	189,132
FNMA #254480	7.00%	10/01/2032	0	0	1,074,095	1,192,792	1,074,095	1,192,792
FNMA #254836	4.00%	07/01/2010	0	0	3,091,480	3,138,411	3,091,480	3,138,411
FNMA #256314	5.50%	06/01/2016	0	0	1,747,766	1,848,532	1,747,766	1,848,532
FNMA #257307	6.00%	08/01/2038	0	0	31,355,841	33,653,023	31,355,841	33,653,023
FNMA #303548	8.50%	02/01/2012	0	0	3,945	4,096	3,945	4,096
FNMA #313419	8.50%	12/01/2026	0	0	548,147	636,899	548,147	636,899
FNMA #323013	9.00%	10/01/2021	0	0	162,308	183,685	162,308	183,685
FNMA #323284	8.50%	05/01/2017	0	0	783,788	858,642	783,788	858,642
FNMA #357464	4.50%	12/01/2018	0	0	5,299,622	5,635,265	5,299,622	5,635,265
FNMA #364215	7.50%	07/01/2015	0	0	26,818	28,989	26,818	28,989
FNMA #368034	8.00%	11/01/2026	0	0	2,399,819	2,809,221	2,399,819	2,809,221
FNMA #387402	5.03%	05/01/2015	0	0	6,874,483	7,457,590	6,874,483	7,457,590
FNMA #398800	8.00%	06/01/2012	0	0	1,523,523	1,602,129	1,523,523	1,602,129
FNMA #398805	8.50%	11/01/2011	0	0	62,392	63,989	62,392	63,989
FNMA #417768	6.50%	03/01/2028	0	0	107,261	117,040	107,261	117,040
FNMA #426843	11.00%	02/01/2019	0	0	41,899	47,043	41,899	47,043
FNMA #439935	8.00%	04/01/2017	0	0	51,072	55,299	51,072	55,299
FNMA #457277 ±	3.53%	10/01/2027	0	0	633,737	647,114	633,737	647,114
FNMA #458018	12.00%	07/15/2014	0	0	267,058	304,549	267,058	304,549
FNMA #487758	8.50%	05/01/2026	0	0	636,972	737,641	636,972	737,641
FNMA #487759	9.50%	07/01/2028	0	0	205,415	238,078	205,415	238,078
FNMA #516051	9.50%	01/01/2021	0	0	147,520	169,332	147,520	169,332
FNMA #535537	9.00%	07/01/2028	0	0	146,147	167,800	146,147	167,800
FNMA #535573	8.00%	11/01/2013	0	0	203,835	205,375	203,835	205,375
FNMA #535752	10.00%	12/01/2020	0	0	286,870	327,491	286,870	327,491
FNMA #538435 ±	3.85%	07/01/2026	0	0	945,132	970,316	945,132	970,316
FNMA #545117 ±	3.44%	12/01/2040	0	0	150,154	153,466	150,154	153,466
FNMA #545187 ±	2.83%	09/01/2031	0	0	732,321	762,740	732,321	762,740
FNMA #545208 ±	3.16%	09/01/2031	0	0	155,720	161,557	155,720	161,557
FNMA #545460 ±	3.04%	11/01/2031	0	0	599,556	618,899	599,556	618,899
FNMA #54844 ±	3.31%	09/01/2027	0	0	1,888,964	1,923,052	1,888,964	1,923,052
FNMA #555161	6.00%	12/01/2013	0	0	677,618	732,258	677,618	732,258
FNMA #555569	6.00%	05/01/2016	0	0	3,499,891	3,791,403	3,499,891	3,791,403
FNMA #555710	4.50%	08/01/2018	0	0	8,395,015	8,926,699	8,395,015	8,926,699
FNMA #635726 ±	3.69%	04/01/2032	0	0	452,361	462,030	452,361	462,030
FNMA #646643 ±	3.24%	06/01/2032	0	0	272,298	281,167	272,298	281,167
FNMA #66414 ±	5.13%	09/01/2028	0	0	1,549,606	1,599,576	1,549,606	1,599,576
FNMA #675479 ±	4.73%	01/01/2033	0	0	258,211	262,749	258,211	262,749
FNMA #675491 ±	4.43%	04/01/2033	0	0	242,229	248,540	242,229	248,540
FNMA #695514	8.50%	10/01/2026	0	0	45,451	52,368	45,451	52,368
FNMA #695519	8.50%	11/01/2026	0	0	429,934	495,242	429,934	495,242
FNMA #70765	9.00%	03/01/2021	0	0	242,182	278,065	242,182	278,065
FNMA #724438	8.50%	06/01/2027	0	0	1,250,066	1,439,488	1,250,066	1,439,488
FNMA #724658 ±	5.61%	07/01/2033	0	0	185,588	189,822	185,588	189,822
FNMA #725249	5.00%	03/01/2034	0	0	22,669,427	23,858,243	22,669,427	23,858,243
FNMA #725638	5.00%	12/01/2018	0	0	4,111,410	4,408,887	4,111,410	4,408,887
FNMA #735062	5.50%	06/01/2034	0	0	35,310,966	37,720,663	35,310,966	37,720,663
FNMA #735613	6.00%	02/01/2035	0	0	4,680,721	5,075,566	4,680,721	5,075,566
FNMA #739503	5.50%	09/01/2033	0	0	13,269,095	14,174,607	13,269,095	14,174,607
FNMA #740227	5.50%	09/01/2033	0	0	11,870,037	12,680,074	11,870,037	12,680,074
FNMA #745678 ±	5.35%	05/01/2036	0	0	9,380,361	9,634,557	9,380,361	9,634,557
FNMA #745743	4.00%	05/01/2021	0	0	7,554,921	7,787,864	7,554,921	7,787,864
FNMA #745816 ±	4.57%	12/01/2035	0	0	7,588,374	7,883,571	7,588,374	7,883,571
FNMA #787275 ±	4.86%	06/01/2034	0	0	3,737,411	3,872,638	3,737,411	3,872,638
FNMA #813158 ±	3.21%	12/01/2034	0	0	3,287,148	3,380,119	3,287,148	3,380,119
FNMA #835168	5.50%	08/01/2035	0	0	10,501,391	11,206,543	10,501,391	11,206,543
FNMA #873354	5.61%	02/01/2021	0	0	4,127,884	4,563,182	4,127,884	4,563,182
FNMA #874284	5.12%	01/01/2017	0	0	11,700,000	12,756,440	11,700,000	12,756,440
FNMA #878059	5.50%	03/01/2036	0	0	16,627,340	17,720,457	16,627,340	17,720,457
FNMA #886087	6.50%	07/01/2036	0	0	8,056,528	8,722,293	8,056,528	8,722,293
FNMA #886686 ±	6.14%	08/01/2036	0	0	10,211,822	10,852,517	10,211,822	10,852,517
FNMA #886761	7.00%	09/01/2036	0	0	2,519,048	2,776,661	2,519,048	2,776,661
FNMA #888022	5.00%	02/01/2036	0	0	25,841,166	27,155,936	25,841,166	27,155,936
FNMA #888538	5.50%	01/01/2037	0	0	18,329,097	19,559,867	18,329,097	19,559,867
FNMA #888707	7.50%	10/01/2037	0	0	16,762,837	18,671,751	16,762,837	18,671,751
FNMA #889398	6.00%	11/01/2037	0	0	25,899,314	27,812,929	25,899,314	27,812,929
FNMA #892283 ±	5.86%	09/01/2036	0	0	5,415,880	5,733,590	5,415,880	5,733,590
FNMA #895998	6.50%	07/01/2036	0	0	5,322,002	5,761,795	5,322,002	5,761,795
FNMA #902200	6.50%	11/01/2036	0	0	3,983,280	4,312,445	3,983,280	4,312,445
FNMA #918447	5.50%	05/01/2022	0	0	6,474,910	6,942,386	6,474,910	6,942,386
FNMA #924858	6.50%	09/01/2037	0	0	4,966,575	5,355,268	4,966,575	5,355,268
FNMA #953137	6.00%	09/01/2037	0	0	4,448,794	4,777,501	4,448,794	4,777,501
FNMA #954965	6.50%	09/01/2037	0	0	8,104,399	8,738,663	8,104,399	8,738,663
FNMA #988565	6.00%	08/01/2038	0	0	8,509,571	9,132,996	8,509,571	9,132,996
FNMA #995958	5.50%	06/01/2024	0	0	15,654,519	16,784,743	15,654,519	16,784,743
FNMA #AD0143	5.50%	06/01/2024	0	0	48,222,423	51,776,942	48,222,423	51,776,942
				171,597,402		829,722,081		1,001,319,483
Government National Mortgage Association 4.0%
GNMA #605621	6.00%	08/20/2034	2,007,074	2,164,545	0	0	2,007,074	2,164,545
GNMA #3446	6.50%	09/20/2033	445,942	482,976	0	0	445,942	482,976
GNMA #589696	7.00%	05/15/2032	370,345	412,663	0	0	370,345	412,663
GNMA #332246	7.34%	09/20/2022	446,405	502,124	0	0	446,405	502,124
GNMA #372199	8.00%	06/15/2025	53,408	61,419	0	0	53,408	61,419
GNMA #156899	8.50%	07/15/2016	1,887	2,064	0	0	1,887	2,064
GNMA #293778	9.00%	04/15/2021	93,976	106,856	0	0	93,976	106,856
GNMA #258264	10.00%	12/15/2018	22,300	25,765	0	0	22,300	25,765
GNMA #53980	14.00%	06/15/2012	114,135	124,144	0	0	114,135	124,144
GNMA %%	4.50%	TBA	14,000,000	14,367,612	0	0	14,000,000	14,367,612
GNMA %%	5.00%	TBA	0	0	70,570,000	74,175,704	70,570,000	74,175,704
GNMA #126600	13.00%	11/15/2014	0	0	4,367	5,111	4,367	5,111
GNMA #201	14.00%	09/20/2014	0	0	4,089	4,867	4,089	4,867
GNMA #52538	15.00%	07/15/2012	0	0	6,194	7,180	6,194	7,180
GNMA #780104	9.50%	10/20/2019	0	0	325,349	366,581	325,349	366,581
GNMA #780110	12.50%	04/15/2019	0	0	158,603	169,520	158,603	169,520
GNMA #780288	8.00%	12/15/2023	0	0	1,417,365	1,644,862	1,417,365	1,644,862
GNMA #780763	7.50%	12/15/2010	0	0	17,657	17,751	17,657	17,751
GNMA #780867	8.35%	04/15/2020	0	0	1,013,210	1,151,263	1,013,210	1,151,263
GNMA #780980	8.40%	05/15/2020	0	0	605,447	698,423	605,447	698,423
GNMA #8678	3.63%	08/20/2020	0	0	463,510	483,111	463,510	483,111
GNMA #8714	4.13%	11/20/2020	0	0	278,302	288,478	278,302	288,478
GNMA #95643	15.00%	09/15/2012	0	0	2,052	2,384	2,052	2,384
GNMA Series 2002-53 Class IO ± (c)	0.90%	04/16/2042	0	0	127,478,956	2,850,136	127,478,956	2,850,136
				18,250,168		81,865,371		100,115,539
Small Business Administration 0.2%
SBA #507511	0.63%	03/25/2035	392,557	381,592	0	0	392,557	381,592
SBA #507086	0.66%	11/25/2029	4,453,724	4,291,380	0	0	4,453,724	4,291,380
SBA #440019 Series 1993-1A (c)(i)	1.00%	02/28/2018	0	0	1,546,775	64,046	1,546,775	64,046
SBA Series 1992-6 Class A (c)(i)	1.00%	10/15/2017	0	0	2,262,093	93,665	2,262,093	93,665
				4,672,972		157,711		4,830,683
Tennessee Valley Authority 0.4%
Tennessee Valley Authority	5.25%	09/15/2039	0	0	6,000,000	6,141,252	6,000,000	6,141,252
Tennessee Valley Authority	5.38%	04/01/2056	0	0	3,670,000	3,804,876	3,670,000	3,804,876
				0		9,946,128		9,946,128
Total Agency Securities (cost $239,455,991, $1,041,734,985 and $1,281,190,976, respectively)				250,063,048		1,079,970,635		1,330,033,683
Asset-Backed Securities 1.3%
Argent Securities, Inc., Series 2004-W8, Class A2, FRN (i)	0.72%	05/25/2034	778,579	484,957	0	0	778,579	484,957
Capital Auto Receivables Asset Trust Series 2007-4 Class A3B ±	0.94%	11/15/2011	0	0	10,445,000.00	10,452,769.00	10,445,000	10,452,769
Chase Issuance Trust Series 2009-A3 Class A3	2.40%	06/17/2013	0	0	19,165,000.00	19,524,792.00	19,165,000	19,524,792
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF2 (i)	5.38%	02/25/2030	339,337	224,745	0	0	339,337	224,745
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2 (i)	5.36%	05/25/2036	195,016	147,906	0	0	195,016	147,906
HSBC Home Equity Loan Trust, Series 2005-3, Class A1, FRN (i)	0.50%	01/20/2035	283,805	238,003	0	0	283,805	238,003
Lehman XS Trust, Series 2005-04, Class 2A1B (i)	5.17%	10/25/2035	57,539	57,081	0	0	57,539	57,081
Lehman XS Trust, Series 2005-10, Class 2A3B (i)	5.55%	01/25/2036	275,551	204,183	0	0	275,551	204,183
Popular Mtge. Trust, Series 2005-A, Class B3 (i)	5.68%	01/25/2036	270,825	250,358	0	0	270,825	250,358
Total Asset-Backed Securities (cost $2,205,721, $29,600,636, and $31,806,357, respectively)				1,607,233		29,977,561		31,584,794
Collateralized Mortgage Obligations 17.4%
Commercial Mortgage Pass Through Certificates Series 2004-LB4A Class A4	4.58%	10/15/2037	0	0	11,820,000	11,732,794	11,820,000	11,732,794
Countrywide Alternative Loan Trust, Series 2004-2CB, Class M (i)	5.68%	03/25/2034	10,173,546	4,346,748	0	0	10,173,546	4,346,748
Countrywide Home Loans, Inc., Series 2006-18, Class 2A5 (i)	6.00%	12/25/2036	4,050,000	1,589,165	0	0	4,050,000	1,589,165
Deutsche Securities, Inc., Series 2006-AB3, Class A7 (i)	6.36%	07/25/2036	12,390	11,659	0	0	12,390	11,659
FHLMC, Series 0243, Class 6, IO	6.00%	12/15/2032	228,426	34,729	0	0	228,426	34,729
FHLMC, Series 2043, Class ZP	6.50%	04/15/2028	437,250	468,748	0	0	437,250	468,748
FHLMC, Series 2046, Class G	6.50%	04/15/2028	211,660	229,017	0	0	211,660	229,017
FHLMC, Series 2058, Class TE	6.50%	05/15/2028	220,449	237,558	0	0	220,449	237,558
FHLMC, Series 2072, Class A	6.50%	07/15/2028	851,790	917,383	0	0	851,790	917,383
FHLMC, Series 2078, Class PE	6.50%	08/15/2028	417,904	448,589	0	0	417,904	448,589
FHLMC, Series 2173, Class Z	6.50%	07/15/2029	636,887	685,577	0	0	636,887	685,577
FHLMC, Series 2326, Class ZP	6.50%	06/15/2031	16,449	17,848	0	0	16,449	17,848
FHLMC, Series 2461 Class PZ	6.50%	06/15/2032	667,862	721,531	0	0	667,862	721,531
FHLMC, Series 2958, Class NB	5.00%	05/15/2025	2,675,395	2,693,815	0	0	2,675,395	2,693,815
FHLMC, Series 3098, Class KI, IO	5.50%	11/15/2024	284,563	4,948	0	0	284,563	4,948
FHLMC, Series T-57, Class 1A1	6.50%	07/25/2043	2,764,953	3,023,976	0	0	2,764,953	3,023,976
FHLMC, Series 06, Class B	0.85%	03/25/2023	468,031	466,128	0	0	468,031	466,128
FHLMC, Series 1220, Class A	0.60%	02/15/2022	154,045	153,002	0	0	154,045	153,002
FHLMC, Series 1370, Class JA	1.40%	09/15/2022	177,660	177,683	0	0	177,660	177,683
FHLMC, Series 1498, Class I	1.40%	04/15/2023	118,562	118,608	0	0	118,562	118,608
FHLMC, Series 1533, Class FA	1.35%	06/15/2023	39,566	39,570	0	0	39,566	39,570
FHLMC, Series 1671, Class TA	0.75%	02/15/2024	269,806	269,303	0	0	269,806	269,303
FHLMC, Series 1939, Class FB	1.25%	04/15/2027	318,552	322,656	0	0	318,552	322,656
FHLMC, Series 2030, Class F	0.74%	02/15/2028	604,468	599,730	0	0	604,468	599,730
FHLMC, Series 2181, Class PF	0.64%	05/15/2029	271,195	269,502	0	0	271,195	269,502
FHLMC, Series 2315, Class FD	0.74%	04/15/2027	205,940	203,986	0	0	205,940	203,986
FHLMC, Series 2380, Class FL	0.84%	11/15/2031	9,192,167	9,176,940	0	0	9,192,167	9,176,940
FHLMC, Series 2691, Class FC	0.94%	10/15/2033	232,249	232,237	0	0	232,249	232,237
FHLMC, Series 2852, Class NY	5.00%	09/15/2033	5,400,000	5,747,198	0	0	5,400,000	5,747,198
FHLMC, Series T-67, Class 1A1C	3.67%	03/25/2036	5,084,946	5,213,098	0	0	5,084,946	5,213,098
FHLMC, Series T-67, Class 2A1C	3.63%	03/25/2036	4,830,855	4,841,872	0	0	4,830,855	4,841,872
FHLMC, Series T-75, Class A1	0.28%	11/25/2036	8,195,902	8,047,556	0	0	8,195,902	8,047,556
FHLMC Series 16 Class D	10.00%	10/15/2019	0	0	54,769	59,593	54,769	59,593
FHLMC Series 3139 Class YD	4.38%	04/15/2015	0	0	13,836,644	14,279,676	13,836,644	14,279,676
FHLMC Series 3185 Class PA	4.50%	08/15/2026	0	0	11,674,321	12,001,573	11,674,321	12,001,573
FHLMC Series 3221 Class VA	5.00%	09/15/2017	0	0	9,960,384	10,829,225	9,960,384	10,829,225
FHLMC Structured Pass-Through Securities Series T-15 Class A6 ±	0.65%	11/25/2028	0	0	436,617	423,632	436,617	423,632
FHLMC Structured Pass-Through Securities Series T-23 Class A ±	0.52%	05/25/2030	0	0	1,726,939	1,572,082	1,726,939	1,572,082
FHLMC Structured Pass-Through Securities Series T-35 Class A ±	0.52%	09/25/2031	0	0	758,779	692,352	758,779	692,352
FHLMC Structured Pass-Through Securities Series T-42 Class A6 ±	9.50%	02/25/2042	0	0	2,019,139	2,249,448	2,019,139	2,249,448
FHLMC Structured Pass-Through Securities Series T-55 Class 2A1 ±	4.80%	03/25/2043	0	0	1,029,540	979,636	1,029,540	979,636
FHLMC Structured Pass-Through Securities Series T-57 Class 2A1 ±	4.77%	07/25/2043	0	0	5,198,199	5,397,193	5,198,199	5,397,193
FNMA Grantor Trust Series 2000-T6 Class A2	9.50%	06/25/2030	0	0	2,080,850	2,329,252	2,080,850	2,329,252
FNMA Grantor Trust Series 2001-T10 Class A3	9.50%	12/25/2041	0	0	4,178,495	4,677,303	4,178,495	4,677,303
FNMA Grantor Trust Series 2001-T12 Class A3	9.50%	08/25/2041	0	0	1,043,904	1,168,520	1,043,904	1,168,520
FNMA Grantor Trust Series 2001-T8 Class A3 ±	5.36%	07/25/2041	0	0	2,874,132	3,031,834	2,874,132	3,031,834
FNMA Grantor Trust Series 2002-T11 Class B	5.34%	04/25/2012	0	0	15,275,044	16,477,344	15,275,044	16,477,344
FNMA Grantor Trust Series 2002-T12 Class A5 ±	4.90%	10/25/2041	0	0	2,582,487	2,679,223	2,582,487	2,679,223
FNMA Grantor Trust Series 2002-T19 Class A1	6.50%	07/25/2042	0	0	11,063,050	11,977,479	11,063,050	11,977,479
FNMA Grantor Trust Series 2002-T5 Class A1 ±	0.48%	05/25/2032	0	0	589,973	494,246	589,973	494,246
FNMA Grantor Trust Series 2003-T1 Class B	4.49%	11/25/2012	0	0	15,000,000	15,813,374	15,000,000	15,813,374
FNMA Grantor Trust Series 2003-T2 Class A1 ±	0.52%	03/25/2033	0	0	686,461	539,291	686,461	539,291
FNMA Interest Strip Series 161 Class 2 (c)	8.50%	07/25/2022	0	0	174,295	36,552	174,295	36,552
FNMA Interest Strip Series 265 Class 2	9.00%	03/01/2024	0	0	468,114	538,081	468,114	538,081
FNMA, Series 1991, Class F	1.10%	05/25/2021	463,864	464,171	0	0	463,864	464,171
FNMA, Series 1991-156, Class F	1.58%	11/25/2021	99,110	101,633	0	0	99,110	101,633
FNMA, Series 1994-84, Class F	0.85%	02/25/2024	371,486	369,968	0	0	371,486	369,968
FNMA, Series 1997-49, Class F	0.75%	06/17/2027	294,520	292,228	0	0	294,520	292,228
FNMA, Series 1999-49, Class F	0.64%	05/25/2018	554,198	554,189	0	0	554,198	554,189
FNMA, Series 2000-32, Class FM	0.69%	10/18/2030	343,750	343,319	0	0	343,750	343,319
FNMA, Series 2002-07, Class FB	0.64%	02/25/2028	193,630	192,413	0	0	193,630	192,413
FNMA, Series 2002-W5, Class A27	0.74%	11/25/2030	969,116	967,941	0	0	969,116	967,941
FNMA, Series 2003-011, Class DF	0.69%	02/25/2033	1,697,937	1,677,919	0	0	1,697,937	1,677,919
FNMA, Series 2003-011, Class FE	0.74%	12/25/2033	426,173	423,578	0	0	426,173	423,578
FNMA, Series 2006-72, Class GS, IIFRN	47.04%	08/25/2036	463,291	553,461	0	0	463,291	553,461
FNMA, Series G91, Class FA	1.18%	04/25/2021	13,663	13,665	0	0	13,663	13,665
FNMA, Series G93, Class FH	1.43%	04/25/2023	97,904	99,002	0	0	97,904	99,002
FNMA, Series 1993-215, Class ZQ	6.50%	11/25/2023	443,530	479,523	0	0	443,530	479,523
FNMA, Series 1999, Class LH	6.50%	11/25/2029	281,231	302,529	0	0	281,231	302,529
FNMA, Series 2001-82, Class ZA	6.50%	01/25/2032	193,478	209,180	0	0	193,478	209,180
FNMA, Series 2002-09, Class PC	6.00%	03/25/2017	425,106	455,073	0	0	425,106	455,073
FNMA, Series 2002-56, Class KW	6.00%	04/25/2023	388,594	394,755	0	0	388,594	394,755
FNMA, Series 2002-T1, Class A3	7.50%	11/25/2031	1,844,317	2,056,586	0	0	1,844,317	2,056,586
FNMA, Series 2002-W4, Class A4	6.25%	05/25/2042	1,987,998	2,172,048	0	0	1,987,998	2,172,048
FNMA, Series 2003-046, Class IH, IO	5.50%	06/25/2033	2,025,313	209,681	0	0	2,025,313	209,681
FNMA, Series 2003-33, Class IA, IO	6.50%	05/25/2033	229,540	37,163	0	0	229,540	37,163
FNMA, Series 2003-W19, Class 1A6	5.29%	11/25/2033	6,856,239	7,359,744	0	0	6,856,239	7,359,744
FNMA, Series 2004-52, Class ND	4.50%	05/25/2029	5,588,000	5,958,044	0	0	5,588,000	5,958,044
FNMA, Series 2004-W1, Class 2A2	7.00%	12/25/2033	3,965,386	4,417,328	0	0	3,965,386	4,417,328
FNMA, Series 2005-071, Class DB	4.50%	08/25/2025	4,000,000	4,257,720	0	0	4,000,000	4,257,720
FNMA Series 1988-2 Class Z	10.10%	02/25/2018	0	0	187,736	209,209	187,736	209,209
FNMA Series 1988-7 Class Z	9.25%	04/25/2018	0	0	93,239	103,969	93,239	103,969
FNMA Series 1989-10 Class Z	9.50%	03/25/2019	0	0	486,263	564,391	486,263	564,391
FNMA Series 1989-100 Class Z	8.75%	12/25/2019	0	0	373,902	419,485	373,902	419,485
FNMA Series 1989-12 Class Y	10.00%	03/25/2019	0	0	1,016,858	1,200,687	1,016,858	1,200,687
FNMA Series 1989-22 Class G	10.00%	05/25/2019	0	0	528,273	620,745	528,273	620,745
FNMA Series 1989-63 Class Z	9.40%	10/25/2019	0	0	118,347	132,248	118,347	132,248
FNMA Series 1989-98 Class E	9.20%	12/25/2019	0	0	170,060	190,092	170,060	190,092
FNMA Series 1990-144 Class W	9.50%	12/25/2020	0	0	310,368	360,596	310,368	360,596
FNMA Series 1990-75 Class Z	9.50%	07/25/2020	0	0	287,814	337,076	287,814	337,076
FNMA Series 1990-84 Class Y	9.00%	07/25/2020	0	0	124,733	140,903	124,733	140,903
FNMA Series 1990-96 Class Z	9.67%	08/25/2020	0	0	575,315	676,448	575,315	676,448
FNMA Series 1991-5 Class Z	8.75%	01/25/2021	0	0	182,614	209,531	182,614	209,531
FNMA Series 1991-85 Class Z	8.00%	06/25/2021	0	0	625,001	694,141	625,001	694,141
FNMA Series 1992-45 Class Z	8.00%	04/25/2022	0	0	452,420	502,469	452,420	502,469
FNMA Series G-8 Class E	9.00%	04/25/2021	0	0	442,105	508,554	442,105	508,554
FNMA Series G92-30 Class Z	7.00%	06/25/2022	0	0	955,021	1,054,605	955,021	1,054,605
FNMA Whole Loan Series 1999-W6 Class A ±	9.31%	09/25/2028	0	0	170,615	172,407	170,615	172,407
FNMA Whole Loan Series 2003-W11 Class A1 ±	4.40%	06/25/2033	0	0	120,800	110,005	120,800	110,005
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	4.75%	08/25/2042	0	0	5,626,700	6,071,093	5,626,700	6,071,093
FNMA Whole Loan Series 2003-W5 Class A ±	0.46%	04/25/2033	0	0	1,091,640	953,397	1,091,640	953,397
FNMA Whole Loan Series 2003-W6 Class 6A ±	4.93%	08/25/2042	0	0	5,097,577	5,332,907	5,097,577	5,332,907
FNMA Whole Loan Series 2003-W6 Class PT4 ±	10.04%	10/25/2042	0	0	4,973,215	5,505,478	4,973,215	5,505,478
FNMA Whole Loan Series 2003-W8 Class PT1 ±	10.14%	12/25/2042	0	0	2,470,337	2,702,848	2,470,337	2,702,848
FNMA Whole Loan Series 2003-W9 Class A ±	0.48%	06/25/2033	0	0	389,641	370,619	389,641	370,619
FNMA Whole Loan Series 2004-W15 Class 1A3 ±	7.00%	08/25/2044	0	0	5,032,884	5,567,879	5,032,884	5,567,879
Four Times Square Trust Series 2000-4Ts Class A2 ††	7.80%	04/15/2015	0	0	9,974,000	10,229,106	9,974,000	10,229,106
Freddie Mac Reference REMIC Series R007 Class AC	5.88%	05/15/2016	0	0	4,985,037	5,075,608	4,985,037	5,075,608
GMAC Commercial Mortgage Securities Incorporated Series 2000-C3 Class A2	6.96%	09/15/2035	0	0	4,947,953	5,080,204	4,947,953	5,080,204
GNMA, Series 1999-40, Class FL	0.84%	02/17/2029	146,112	145,777	0	0	146,112	145,777
GNMA, Series 2000-36, Class FG	0.74%	11/20/2030	254,774	252,800	0	0	254,774	252,800
GNMA, Series 2002-15, Class F	0.79%	02/16/2032	417,298	416,467	0	0	417,298	416,467
GNMA, Series 2002-26, Class C	5.97%	02/16/2024	109,447	110,294	0	0	109,447	110,294
GNMA, Series 2006-47, Class SA, IO	6.56%	08/16/2036	1,034,834	114,639	0	0	1,034,834	114,639
GNMA Series 2004-103 Class C ±	4.70%	12/16/2027	0	0	12,404,000	13,071,628	12,404,000	13,071,628
GNMA Series 2005-23 Class IO ±(c)	0.86%	06/17/2045	0	0	197,410,409	7,348,938	197,410,409	7,348,938
GNMA Series 2005-34 Class A	3.96%	09/16/2021	0	0	2,167,569	2,180,842	2,167,569	2,180,842
GNMA Series 2005-59 Class A	4.39%	05/16/2023	0	0	8,424,633	8,618,238	8,424,633	8,618,238
GNMA Series 2006-3 Class A	4.21%	01/16/2028	0	0	12,583,534	12,977,186	12,583,534	12,977,186
GNMA Series 2006-32 Class C ±	5.52%	11/16/2038	0	0	12,510,000	13,533,213	12,510,000	13,533,213
GNMA Series 2006-32 Class XM ±(c)	0.70%	11/16/2045	0	0	141,718,532	5,158,583	141,718,532	5,158,583
GNMA Series 2006-68 Class D ±	5.31%	12/16/2037	0	0	12,520,000	13,507,573	12,520,000	13,507,573
GNMA Series 2008-22 Class XM ±(c)	1.20%	02/16/2050	0	0	277,535,244	13,383,721	277,535,244	13,383,721
GNMA Series 2008-80 Class B	4.28%	03/16/2033	0	0	39,500,000	41,505,498	39,500,000	41,505,498
JPMorgan Mortgage Trust Series 2005-A3 Class 7CA1 ±	5.09%	06/25/2035	0	0	4,572,789	3,707,899	4,572,789	3,707,899
Morgan Stanley Capital I Series 2004-T15 Class A4	5.27%	06/13/2041	0	0	4,560,000	4,578,787	4,560,000	4,578,787
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1	6.50%	10/25/2034	0	0	4,370,191	4,105,249	4,370,191	4,105,249
Residential Asset Securitization Trust, Series 2006-A9CB, Class A5 (i)	6.00%	07/25/2036	583,217	375,575	0	0	583,217	375,575
Salomon Brothers Mortgage Securities VII Series 2001-C2 Class X2 ±(c)	0.00%	11/13/2011	0	0	125,500,000	1,255	125,500,000	1,255
TIAA Real Estate CDO Limited Series 2007-C4 Class A3 ±	6.07%	08/15/2039	0	0	23,365,000	24,832,147	23,365,000	24,832,147
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.87%	02/15/2025	0	0	758,161	817,997	758,161	817,997
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79%	06/15/2025	0	0	969,413	1,098,466	969,413	1,098,466
Total Collateralized Mortgage Obligations (cost $94,403,361, $336,630,382 and $431,033,743, respectively)				87,088,773		345,503,623		432,592,396
Commercial Mortgage-Backed Securities 0.2%
Credit Suisse First Boston Mtge. Securities, Series 2004-TF2A, Class H ††	0.94%	11/15/2019	1,900,000	1,487,254	0	0	1,900,000	1,487,254
Credit Suisse First Boston Mtge. Securities, Series 2004-TF2A, Class J ††	1.19%	11/15/2019	1,828,000	1,343,746	0	0	1,828,000	1,343,746
Credit Suisse First Boston Mtge. Securities, Series 2005-TFLA, Class J ††	1.19%	02/15/2020	961,000	945,427	0	0	961,000	945,427
GE Capital Comml. Mtge. Corp., Series 2005-C3, Class A2	4.85%	07/10/2045	660,000	662,965	0	0	660,000	662,965
LB-UBS Comml. Mtge. Trust, Series 2005-C5, Class A2	4.89%	09/15/2030	790,000	791,993	0	0	790,000	791,993
Total Commercial Mortgage-Backed Securities (cost $6,146,238, $0 and $6,146,238, respectively)				5,231,385		0		5,231,385
Corporate Bonds & Notes 0.4%
Apparel & Accessory Stores 0.0%
Sears Roebuck Acceptance	6.70%	04/15/2012	0	0	172	170	172	170
Depository Institutions 0.4%
Financing Corporation Fico Series D-P ^	0.00%	09/26/2019	0	0	15,000,000	9,925,519	15,000,000	9,925,519
Total Corporate Bonds & Notes (cost $0, $14,209,926 and $14,209,926, respectively)				0		9,925,689		9,925,689
Foreign Government Bonds 1.2% @
European Investment Bank Series EMTN « (cost $0, $28,496,344 and $28,496,344, respectively)	4.25%	07/15/2013	0	0	28,000,000	30,377,816	28,000,000	30,377,816
Municipal Bonds & Notes 0.4%
Arkansas 0.1%
Arkansas Development Finance Authority (Housing Revenue)	9.75%	11/15/2014	0	0	1,029,498	1,131,511	1,029,498	1,131,511
Texas 0.3%
Retama Texas Development Corporation (Other Revenue)	10.00%	12/15/2020	0	0	5,405,000	8,247,760	5,405,000	8,247,760
Total Municipal Bonds & Notes (cost $0, $8,653,723 and $8,653,723, respectively)				0		9,379,271		9,379,271
US Treasury Securities 28.2%
US Treasury Bonds 5.2%
US Treasury Bond «	4.50%	08/15/2039	0	0	18,740,000	19,688,713	18,740,000	19,688,713
US Treasury Bond «	5.375%	02/15/2031	0	0	17,315,000	20,385,711	17,315,000	20,385,711
US Treasury Bond «	6.00%	02/15/2026	0	0	20,890,000	26,151,669	20,890,000	26,151,669
US Treasury Bond «	7.125%	02/15/2023	0	0	11,250,000	15,264,844	11,250,000	15,264,844
US Treasury Bond «	8.75%	05/15/2017	0	0	34,340,000	48,022,361	34,340,000	48,022,361
				0		129,513,298		129,513,298
US Treasury Notes 23.0%
US Treasury Note «	1.50%	12/31/2013	51,450,000	51,241,010	0	0	51,450,000	51,241,010
US Treasury Note «	2.625%	02/29/2016	10,000,000	10,106,260	0	0	10,000,000	10,106,260
US Treasury Note «	2.75%	02/15/2019	25,990,000	25,137,216	0	0	25,990,000	25,137,216
US Treasury Note «	4.25%	11/15/2017	46,675,000	51,152,906	0	0	46,675,000	51,152,906
US Treasury Note «	2.13%	11/30/2014	0	0	36,500,000	36,651,133	36,500,000	36,651,133
US Treasury Note «	0.88%	04/30/2011	0	0	81,000,000	81,534,762	81,000,000	81,534,762
US Treasury Note «	1.375%	04/15/2012	0	0	51,975,000	52,640,904	51,975,000	52,640,904
US Treasury Note «	1.375%	09/15/2012	0	0	49,160,000	49,655,434	49,160,000	49,655,434
US Treasury Note «	1.50%	07/15/2012	0	0	49,000,000	49,757,981	49,000,000	49,757,981
US Treasury Note «	2.375%	09/30/2014	0	0	21,200,000	21,637,356	21,200,000	21,637,356
US Treasury Note «	2.75%	10/31/2013	0	0	26,170,000	27,396,719	26,170,000	27,396,719
US Treasury Note «	3.125%	05/15/2019	0	0	7,700,000	7,662,101	7,700,000	7,662,101
US Treasury Note «	3.75%	11/15/2018	0	0	73,850,000	77,450,188	73,850,000	77,450,188
US Treasury Note «	4.25%	08/15/2015	0	0	25,000,000	27,656,250	25,000,000	27,656,250
				137,637,392		432,042,828		569,680,220
Total US Treasury Securities (cost $134,390,299, $548,107,344 and $682,497,643, respectively)				137,637,392		561,556,126		699,193,518
Collateral for Securities Lending 20.0%
Collateral Invested in Money Market Funds 3.6%
AIM STIT-Liquid Assets Portfolio (s)	0.21%		0	0	22,484,604	22,484,604	22,484,604	22,484,604
BlackRock Liquidity Funds TempFund Portfolio (s)	0.14%		0	0	22,484,604	22,484,604	22,484,604	22,484,604
Dreyfus Cash Management Fund Institutional (s)	0.10%		0	0	22,484,604	22,484,604	22,484,604	22,484,604
DWS Money Market Series Institutional (s)	0.20%		0	0	22,484,604	22,484,604	22,484,604	22,484,604
				0		89,938,416		89,938,416
Collateral Invested in Other Assets 16.4%
Allied Irish Banks North America Incorporated ††(p)	0.26%	12/07/2009	0	0	4,372,006	4,372,006	4,372,006	4,372,006
Amstel Funding Corporation ††(p)	1.25%	12/18/2009	0	0	1,561,431	1,560,509	1,561,431	1,560,509
Antalis Us Funding Corporation ††(p)	0.18%	12/03/2009	0	0	1,561,431	1,561,415	1,561,431	1,561,415
Antalis Us Funding Corporation ††(p)	0.20%	12/04/2009	0	0	4,684,292	4,684,214	4,684,292	4,684,214
Arabella Finance LLC ††(p)	0.35%	12/01/2009	0	0	3,747,434	3,747,434	3,747,434	3,747,434
Arabella Finance LLC ††(p)	0.40%	12/03/2009	0	0	5,308,865	5,308,747	5,308,865	5,308,747
Arabella Finance LLC ††(p)	0.40%	12/04/2009	0	0	156,143	156,138	156,143	156,138
Aspen Funding Corporation ††(p)	0.18%	12/21/2009	0	0	3,122,862	3,122,549	3,122,862	3,122,549
Bank of America	0.18%	12/23/2009	0	0	9,368,585	9,367,554	9,368,585	9,367,554
Bank of America Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value $27,153,403)	0.16%	12/01/2009	0	0	27,153,282	27,153,282	27,153,282	27,153,282
Bank of Ireland	0.35%	12/01/2009	0	0	4,684,292	4,684,292	4,684,292	4,684,292
Bank of Ireland	0.50%	12/02/2009	0	0	3,747,434	3,747,434	3,747,434	3,747,434
Barton Capital Corporation ††(p)	0.18%	12/01/2009	0	0	1,512,402	1,512,402	1,512,402	1,512,402
Belmont Funding LLC ††(p)	0.50%	12/01/2009	0	0	780,715	780,715	780,715	780,715
BNP Paribas (New York)	0.21%	12/08/2009	0	0	4,059,720	4,059,744	4,059,720	4,059,744
BNP Paribas (New York)	0.21%	12/14/2009	0	0	3,435,148	3,435,185	3,435,148	3,435,185
Bryant Bank Funding ††	0.18%	12/23/2009	0	0	9,368,585	9,367,554	9,368,585	9,367,554
Cafco LLC ††	0.17%	12/09/2009	0	0	7,807,154	7,806,859	7,807,154	7,806,859
Calcasieu Parish LA	0.40%	12/01/2027	0	0	343,515	343,515	343,515	343,515
California Pollution Control Financing Authority ±§	0.23%	11/01/2026	0	0	7,494,868	7,494,868	7,494,868	7,494,868
California Statewide Communities Development Authority ±§	0.35%	06/01/2028	0	0	999,316	999,316	999,316	999,316
Charta LLC ††(p)	0.17%	12/09/2009	0	0	7,807,154	7,806,859	7,807,154	7,806,859
Colorado Housing & Finance Authority ±§	0.30%	10/01/2038	0	0	828,339	828,339	828,339	828,339
Cook County IL ±§	0.40%	11/01/2030	0	0	1,561,431	1,561,431	1,561,431	1,561,431
Credit Suisse First Boston Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value $9,476,681)	0.17%	12/01/2009	0	0	9,476,636	9,476,636	9,476,636	9,476,636
Denver Colorado City & County School District ±§	0.40%	12/15/2037	0	0	5,308,865	5,308,865	5,308,865	5,308,865
Dexia Credit Local De France SA	0.26%	12/02/2009	0	0	3,747,434	3,747,434	3,747,434	3,747,434
Dexia Credit Local De France SA	0.26%	12/07/2009	0	0	4,528,149	4,528,149	4,528,149	4,528,149
Dexia Credit Local De France SA	0.27%	12/04/2009	0	0	3,747,434	3,747,434	3,747,434	3,747,434
E.on AG ††	0.17%	12/21/2009	0	0	7,807,154	7,806,417	7,807,154	7,806,417
Eni Finance USA Incorporated ††	0.17%	12/18/2009	0	0	7,807,154	7,806,527	7,807,154	7,806,527
Fortis Funding LLC ††	0.20%	12/29/2009	0	0	8,119,440	8,118,177	8,119,440	8,118,177
GDF Suez ††	0.17%	12/15/2009	0	0	8,431,726	8,431,169	8,431,726	8,431,169
Gemini Securitization Incorporated ††(p)	0.18%	12/10/2009	0	0	6,245,723	6,245,442	6,245,723	6,245,442
Goldman Sachs Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value $7,800,945)	0.17%	12/01/2009	0	0	7,800,908	7,800,908	7,800,908	7,800,908
Gotham Funding Corporation ††	0.18%	12/15/2009	0	0	7,807,154	7,806,608	7,807,154	7,806,608
Grampian Funding ††(p)	0.25%	12/03/2009	0	0	1,561,431	1,561,409	1,561,431	1,561,409
Grampian Funding ††(p)	0.28%	12/15/2009	0	0	6,558,009	6,557,295	6,558,009	6,557,295
Gryphon Funding Limited (a)(i)	0.00%	08/05/2010	0	0	6,767,522	2,516,842	6,767,522	2,516,842
Hamilton County Ohio Hospitals ±§	0.20%	05/15/2037	0	0	5,133,985	5,133,985	5,133,985	5,133,985
Henrico County VA Economic Development Authority ±§	0.30%	11/01/2042	0	0	515,272	515,272	515,272	515,272
Houston TX Utility System ±§	0.27%	05/15/2034	0	0	2,529,518	2,529,518	2,529,518	2,529,518
Illinois Educational Facilities Authority Revenues ±§	0.30%	07/01/2029	0	0	893,138	893,138	893,138	893,138
Indiana Municipal Power Agency Power Supply System ±§	0.29%	01/01/2018	0	0	624,572	624,572	624,572	624,572
ING USA Funding LLC	0.18%	12/09/2009	0	0	1,561,431	1,561,368	1,561,431	1,561,368
ING USA Funding LLC	0.19%	12/07/2009	0	0	6,245,723	6,245,525	6,245,723	6,245,525
JPMorgan Chase Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value $23,975,571)	0.17%	12/01/2009	0	0	23,975,458	23,975,458	23,975,458	23,975,458
Jupiter Securitization Corporation ††(p)	0.18%	12/02/2009	0	0	3,122,862	3,122,846	3,122,862	3,122,846
Jupiter Securitization Corporation ††	0.18%	12/03/2009	0	0	1,561,431	1,561,415	1,561,431	1,561,415
Kansas City MO Special Obligation ±§	0.29%	04/15/2025	0	0	936,858	936,858	936,858	936,858
KBC Bank NV Brussels	0.18%	12/01/2009	0	0	9,368,585	9,368,585	9,368,585	9,368,585
Lloyds TSB Bank plc	0.18%	12/17/2009	0	0	1,873,717	1,873,567	1,873,717	1,873,567
Lloyds TSB Bank plc (New York)	0.20%	12/07/2009	0	0	6,245,723	6,245,723	6,245,723	6,245,723
LMA Americas LLC ††(p)	0.18%	12/11/2009	0	0	2,498,289	2,498,164	2,498,289	2,498,164
LMA Americas LLC ††(p)	0.18%	12/17/2009	0	0	1,405,288	1,405,175	1,405,288	1,405,175
LMA Americas LLC ††(p)	0.19%	12/21/2009	0	0	4,684,292	4,683,798	4,684,292	4,683,798
Louisiana Public Facilities Authority ±§	0.19%	10/01/2033	0	0	1,405,288	1,405,288	1,405,288	1,405,288
Massachusetts HEFA ±§	0.25%	10/01/2034	0	0	7,744,697	7,744,697	7,744,697	7,744,697
Montgomery County TN Public Building ±§	0.24%	02/01/2036	0	0	857,226	857,226	857,226	857,226
Natixis	0.27%	12/07/2009	0	0	6,558,009	6,558,042	6,558,009	6,558,042
New Jersey State Turnpike Authority ±§	0.31%	01/01/2018	0	0	624,572	624,572	624,572	624,572
New York State Dormitory Authority ±§	0.22%	07/01/2034	0	0	6,870,296	6,870,296	6,870,296	6,870,296
Newport Beach California Revenue ±§	0.24%	12/01/2040	0	0	6,245,723	6,245,723	6,245,723	6,245,723
Newport Funding Corporation	0.18%	12/15/2009	0	0	7,807,154	7,806,608	7,807,154	7,806,608
North Dakota Housing Finance Agency ±§	0.30%	01/01/2034	0	0	1,528,641	1,528,641	1,528,641	1,528,641
RBS Securities Incorporated Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities ($3,158,791)	0.18%	12/01/2009	0	0	3,158,775	3,158,775	3,158,775	3,158,775
Regency Markets #1 LLC ††(p)	0.18%	12/04/2009	0	0	1,093,002	1,092,985	1,093,002	1,092,985
Regency Markets #1 LLC ††(p)	0.20%	12/09/2009	0	0	5,190,196	5,189,965	5,190,196	5,189,965
Romulus Funding Corporation ††	0.30%	12/15/2009	0	0	1,561,431	1,561,249	1,561,431	1,561,249
Royal Bank of Scotland plc	0.20%	12/02/2009	0	0	5,621,151	5,621,120	5,621,151	5,621,120
San Antonio TX Education Facilities Corporation ±§	0.20%	12/01/2028	0	0	4,372,006	4,372,006	4,372,006	4,372,006
Societe Generale North America	0.19%	12/18/2009	0	0	6,245,723	6,245,178	6,245,723	6,245,178
Starbird Funding Corporation ††(p)	0.15%	12/01/2009	0	0	390,358	390,358	390,358	390,358
Starbird Funding Corporation ††(p)	0.20%	12/03/2009	0	0	6,245,723	6,245,654	6,245,723	6,245,654
Thames Asset Global Securitization #1 Incorporated ††	0.18%	12/18/2009	0	0	7,807,154	7,806,490	7,807,154	7,806,490
Ticonderoga Master Funding Limited ††(p)	0.18%	12/17/2009	0	0	1,873,717	1,873,567	1,873,717	1,873,567
Tulip Funding Corporation ††(p)	0.19%	12/07/2009	0	0	6,338,785	6,338,584	6,338,785	6,338,584
Tulsa County OK Industrial Authority Revenue ±§	0.24%	07/01/2032	0	0	2,061,089	2,061,089	2,061,089	2,061,089
UBS AG (Stamford, CT)	0.31%	12/04/2009	0	0	6,245,723	6,245,791	6,245,723	6,245,791
Unicredito Italiano (New York)	0.25%	01/04/2010	0	0	9,368,585	9,368,629	9,368,585	9,368,629
Vermont State Student Assistance Corporation ±§	0.29%	12/15/2040	0	0	936,858	936,858	936,858	936,858
VFNC Corporation (a)±††(i)	0.47%	09/30/2010	0	0	20,827,783	10,413,892	20,827,783	10,413,892
Victory Receivables Corporation ††(p)	0.15%	12/01/2009	0	0	390,358	390,358	390,358	390,358
Victory Receivables Corporation ††	0.18%	12/16/2009	0	0	5,174,269	5,173,881	5,174,269	5,173,881
Victory Receivables Corporation ††(p)	0.19%	12/08/2009	0	0	1,561,431	1,561,373	1,561,431	1,561,373
				0		405,785,535		405,785,535
Total Collateral for Security Lending (cost $0, $494,602,244 and $494,602,244, respectively)				0		495,723,951		495,723,951
Short-Term Investments 16.3%
Mutual Funds 16.2%
Wells Fargo Advantage Money Market Trust ~‡(u)	0.13%		0	0	373,697,939	373,697,943	373,697,939	373,697,943
Evergreen Institutional U.S. Government Money Market Fund, Class I (u) ø	0.10%		28,742,495	28,742,495	0	0	28,742,495	28,742,495
				28,742,495		373,697,943		402,440,438
US Treasury Bills 0.1%
US Treasury Bills ^ #	0.10%	12/24/2009	0	0	1,000,000	999,936	1,000,000	999,936
Total Short-Term Investments (cost $28,742,495, $374,697,875 and $403,440,370, respectively)				28,742,495		374,697,879		403,440,374
Total Investments (cost $505,344,105, $2,872,749,169 and $3,382,077,564, respectively) 139.0%				510,370,326		2,937,112,551		3,447,482,877
Other Assets and Liabilities, Net (39.0%)				(41,029,313)		(926,472,857)		(967,502,170)
Net Assets 100.0%				$469,341,013		$2,010,639,694		$2,479,980,707

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
%%	Securities issued on a when-issued (TBA) basis.
±	Variable rate investments.
«	All or a portion of this security is on loan.
^	Zero coupon bond. Interest rate presented is yield to maturity.
(c)

Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

††	Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
@	Foreign bond principal is denominated in local currency.
&

U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(p)	Asset-backed commercial paper.
(s)	Rate shown is the 1-day annualized yield at period end.
§	These securities are subject to a demand feature which reduces the effective maturity.
(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.
(i)	Illiquid security.
~

This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

‡	Short-term security of an affiliate of the Wells Fargo Advantage Government Securities Fund with a cost of $28,742,495.
(u)	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Evergreen U.S. Government Fund and the money market fund.
#	Security pledged as collateral for futures transactions.
Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
SBA	Small Business Administration
TBA	To Be Announced

At November 30, 2009, the Wells Fargo Advantage Government Securities Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Type	Initial Contract Value	Value at November 30, 2009	Net Unrealized Appreciation/ (Depreciation)
03/01/2010	455 Long	US Treasury Notes	$54,196,333	$54,571,563	$375,230
03/01/2010	282 Long	US Treasury Notes	32,774,223	33,068,906	294,683

At November 30, 2009, the Wells Fargo Advantage Government Securities Fund had short futures contracts outstanding as follows:

Expiration	Contracts	Type	Initial Contract Value	Value at November 30, 2009	Net Unrealized Appreciation/ (Depreciation)
03/01/2010	100 Short	US Treasury Notes	$(21,772,290)	$(21,789,063)	$(16,773)

Wells Fargo Advantage Government Securities Fund had average contract amounts of $77,385,723 in futures contracts during the twelve months ended November 30, 2009.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as follows:

•     Level 1 – quoted prices in active markets for identical investments

•     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing each Fund's investments in securities:

As of November 30, 2009, the inputs used in valuing the Fund’s investments in securities, which are carried at fair value, were as follows:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Wells Fargo Advantage Government Securities Fund
Asset backed securities	$0	$29,977,561	$0	$29,977,561
Mortgage backed securities	0	1,068,908,214	1,116,293	1,070,024,507
Collateralized mortgage obligations	0	345,503,623	0	345,503,623
Corporate debt securities	0	281,345,487	12,930,733	294,276,220
Debt securities issued by states in the U.S. and its political subdivisions	0	69,195,344	0	69,195,344
Debt securities issued by foreign governments	0	30,377,816	0	30,377,816
Debt securities issued by U.S. Treasury and U.S. government agencies	0	562,556,062	0	562,556,062
Short-term investments	463,636,359	71,565,059	0	535,201,418
	$463,636,359	$2,459,429,166	$14,047,026	$2,937,112,551
Evergreen U.S. Government Fund
Asset backed securities	$0	$1,607, 233	$0	$1,607,233
Mortgage backed securities	0	342,383,206	0	342,383,206
Debt securities issued by U.S. Treasury and U.S. government agencies	137,637,392	0	0	137,637,392
Short-term investments	28,742,495	0	0	28,742,495
	$166,379,887	$343,990,439	$0	$510,370,326

As of November 30, 2009, the inputs used in valuing the Wells Fargo Advantage Government Securities Fund’s investments in other financial instruments* were as follows:

Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
$653,140.00	$0	$0	$653,140
*	Other financial instruments includes futures transactions

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Wells Fargo Advantage Government Securities Fund:

Investments in Securities
Balance as of November 30, 2008	$31,206,896
Accrued discounts (premiums)	(11,475,703)
Realized gain (loss)	11,532,290
Change in unrealized appreciation (depreciation)	(5,295,603)
Net purchases (sales)	(11,920,854)
Transfers in and/or out of Level 3	0
Balance as of November 30, 2009	$14,047,026
Change in unrealized appreciation (depreciation) relating to securities held at the end of reporting period	$533,585

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Government Securities Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities – November 30, 2009 (unaudited)

	Evergreen US Government Fund	Wells Fargo Advantage Government Securities Fund	Proforma Adjustments		Wells Fargo Advantage Government Securities Fund Pro Forma
Assets
Investments
In securities (including securities on loan)	$481,627,831	$2,067,690,657			2,549,318,488
Collateral received for securities loaned	0	495,723,951			495,723,951
In affiliates	28,742,495	373,697,943			402,440,438
Total investments at market value (see cost below)	510,370,326	2,937,112,551			3,447,482,877
Cash	0	1,286,229			1,286,229
Receivable for Fund shares issued	240,719	5,041,106			5,281,825
Receivable for interest	2,038,244	9,556,373			11,594,617
Receivable for investments sold	892	37,331,770			37,332,662
Receivable for securities lending income	488	0			488
Receivable for daily variation margin on futures contracts	0	59,163			59,163
Prepaid expenses and other assets	57,802	33,939			91,741
Total assets	512,708,471	2,990,421,131			3,503,129,602
Liabilities
Dividends payable	523,304	1,382,567			1,905,871
Payable investments purchased	40,596,008	479,751,488			520,347,496
Payable for Fund shares redeemed	2,176,423	3,016,648			5,193,071
Payable to investment advisor and affiliates	7,118	1,270,283			1,277,401
Payable upon receipt of securities loaned	0	494,272,973			494,272,973
Accrued expenses and other liabilities	64,605	87,478			152,083
Total liabilities	43,367,458	979,781,437			1,023,148,895
Total net assets	$469,341,013	$2,010,639,694			2,479,980,707
NET ASSETS CONSIST OF
Paid-in capital	$526,933,789	$1,967,952,268			2,494,886,057
Undistributed (overdistributed) net investment income	(274,771)	1,032,569			757,798
Accumulated net realized loss on investments	(62,344,226)	(23,361,665)			(85,705,891)
Net unrealized appreciation of investments	5,026,221	64,363,382			69,389,603
Net unrealized appreciation of futures	0	653,140			653,140
Total net assets	$469,341,013	$2,010,639,694			2,479,980,707
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$160,319,409	$180,914,443			$341,233,852
Shares outstanding – Class A	16,637,150	16,449,207	(2,060,735)	A	31,025,622
Net asset value per share – Class A	$9.64	$11.00			$11.00
Maximum offering price per share – Class A (based on a sales charge of 4.75%, 4.50% and 4.50%, respectively)	$10.22	$11.52
Net assets – Class B	$11,057,698	$3,932,847			$14,990,545
Shares outstanding – Class B	1,147,532	357,621	(142,048)	A	1,363,105
Net asset value per share – Class B	$9.64	$11.00			$11.00
Net assets – Class C	$15,634,898	$26,100,994			$41,735,892
Shares outstanding – Class C	1,622,616	2,373,463	(200,905)	A	3,795,174
Net asset value per share – Class C	$9.64	$11.00			$11.00
Net assets – Class I	$282,329,008		(282,329,008)	B
Shares outstanding – Class I	29,301,143		(29,301,143)	A
Net asset value per share – Class I	$9.64
Net assets – Administrator Class		$278,280,500	282,329,008	B	$560,609,508.00
Shares outstanding – Administrator Class		25,305,053	25,672,938	A	50,977,991
Net asset value per share – Administrator Class		$11.00			$11.00
Net assets – Institutional Class		$417,488,627			$417,488,627.00
Shares outstanding – Institutional Class		37,988,868			37,988,868
Net asset value per share – Institutional Class		$10.99			$10.99
Net assets – Investor Class		$1,103,922,283			$1,103,922,283.00
Shares outstanding – Investor Class		100,311,482			100,311,482
Net asset value per share – Investor Class		$11.00			$11.00
Investments, at cost	$505,344,105	$2,872,749,169			$3,378,093,274
Securities on loan, at market value	$0	$477,797,128			$477,797,128
1	Each Fund has an unlimited number of authorized shares.

A - Reflects the impact of converting shares of the target fund into shares of the surviving fund.

B - Reflects the merger of Class I shares of target fund into Administrator Class of the surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Government Securities Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations – For the Twelve Months Ended November 30, 2009 (Unaudited)

	Evergreen US Government Fund	Wells Fargo Advantage Government Securities Fund	Proforma Adjustments		Wells Fargo Advantage Government Securities Fund
Investment income
Interest	$22,457,925.00	$83,841,729.00			$106,299,654.00
Income from affiliated securities	1,229,702	1,730,350			2,960,052
Securities lending income, net	80,174	1,452,879			1,533,053
Total investment income	23,767,801	87,024,958			110,792,759
Expenses
Advisory fees	2,290,988	7,093,337	(310,848)	A	9,073,477
Administration fees
Fund level	565,696	959,763	(282,819)	A	1,242,640
Class A		331,078	234,731	B	565,809
Class B		9,734	19,268	B	29,002
Class C		36,926	27,719	B	64,645
Administrator Class		284,000	363,398	B	647,398
Institutional Class		260,546			260,546
Investor Class		2,529,975	(439,913)	C	2,090,062
Custody fees		351,178	(301,472)	A	49,706
Shareholder servicing fees
Class A	424,222	457,443	2,412	B	884,077
Class B	31,796	12,747	773	B	45,316
Class C	49,720	49,451	1,836	B	101,007
Administrator Class		708,918	909,578	B	1,618,496
Investor Class		2,565,273	184,809	B	2,750,082
Accounting fees	155,226	124,159	(186,187)	A	93,198
Distribution fees
Class B	95,387	40,553			135,940
Class C	149,159	153,858			303,017
Professional fees	45,258	49,869	(30,562)	D	64,565
Printing and postage expenses	51,399	427,743	(119,786)	D	359,357
Registration fees	57,558	79,696	(34,072)	D	103,182
Trustees' fees	16,992	11,544	(13,590)	D	14,946
Transfer agent fees	489,802	0	(489,802)	E	0
Other fees and expenses	28,852	39,962	(17,075)	D	51,739
Total expenses	4,452,055	16,577,753	(481,602)		20,548,206
Less
Expense reductions	(389)				(389)
Waived fees and/or reimbursed expenses	0	(684,447)	(462,963)	F	(1,147,410)
Net expenses	4,451,666	15,893,306	(944,565)		19,400,407
Net investment income	19,316,135	71,131,652	944,565		91,392,352
Realized and unrealized gain (loss) on investments
Net realized gain (loss) from
Unaffiliated securities	(17,969,102)	36,121,456			18,152,354
Collateral received for securities loaned	0	(2,078,312)			(2,078,312)
Credit default swap transactions	8,382	0			8,382
Futures transactions	0	(14,816,553)			(14,816,553)
Net realized gain (loss) from investments	(17,960,720)	19,226,591			1,265,871
Net change in unrealized appreciation (depreciation) of
Unaffiliated securities	9,440,163	51,987,481			61,427,644
Collateral received for securities loaned	0	12,589,199			12,589,199
Futures transactions	0	12,011,743			12,011,743
Net change in unrealized appreciation (depreciation) of investments	9,440,163	76,588,423			86,028,586
Net realized and unrealized gain (loss) on investments	(8,520,557)	95,815,014			87,294,457
Net increase in net assets resulting from operations	$10,795,578	$166,946,666	944,565		178,686,809

A	Reflects a decrease based on the surviving fund's fee schedule and the average net assets of the combined surviving fund.
B	Reflects an increase based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.
C	Reflects a decrease based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
E	Reflects a decrease as this fee is included in the administration fee of the combined surviving fund.
F	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Government Securities Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

November 30, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage Government Securities Fund (“Wells Fargo Government Fund”) and Evergreen U.S. Government Fund (“Evergreen Government Fund”) (each, a “Fund”) at November 30, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Evergreen Government Fund. The Reorganization provides for the acquisition of all the assets and all the liabilities of Evergreen Government Fund by Wells Fargo Government Fund, in a tax-free exchange for shares of Wells Fargo Government Fund at net asset value. As a result of the Reorganization, Class A, Class B, Class C and Class I shareholders of Evergreen Government Fund would become shareholders of Class A, Class B, Class C and Administrator Class, respectively, of Wells Fargo Government Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo Government Fund and Evergreen Government Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on November 30, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 11 – Pro Forma Operating Expenses.

Following the Reorganization, Wells Fargo Government Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen Government Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by the Wells Fargo Funds Management, LLC (“Funds Management”) and/or Evergreen Investment Management Company, LLC (“EIMC”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo Government Fund. As of November 30, 2009, securities held by Evergreen Government Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo Government Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and representative of the securities’ market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion or discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3.	FUTURES CONTRACTS

The Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

4.	WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

5.	SECURITIES LENDING

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a “broker rebate fee” to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund’s adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund’s investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds’ investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor.

6.	STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles (“SIVs”). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV’s underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV’s inability to issue new debt.

As of November 30, 2009, Wells Fargo Government Fund owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by Wells Fargo Government Fund’s securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund’s securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Pro Forma Combining Portfolio of Investments.

Fund	Defaulted/Impaired SIVs ($Value)	% of Net Assets
Wells Fargo Government Fund	$12,930,733	0.64

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund’s Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds’ ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending (“side pocketing”) based on each Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund’s ownership of defaulted or impaired SIVs in the joint account based on each such Fund’s percentage ownership of the joint account as of such date.

7.	MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for dollar roll transactions as purchases and sales.

8.	CREDIT DEFAULT SWAPS

The Funds may be subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

9.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo Government Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Evergreen Government Fund and Wells Fargo Government Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

As of September 30, 2009, Evergreen Government Fund and Wells Fargo Government Fund had $43,650,028 and $38,725,473, respectively, in capital loss carryovers.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

10.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo Government Fund that would have been issued at November 30, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Evergreen Government Fund to be acquired as of November 30, 2009, divided by the net asset value per share of the shares of Wells Fargo Government Fund as of November 30, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at November 30, 2009:

Class of Shares	Shares of Wells Fargo Government Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class A	16,449,207	14,576,415	31,025,622
Class B	357,621	1,005,484	1,363,105
Class C	2,373,463	1,421,711	3,795,174
Administrator Class	25,305,053	25,672,938	50,977,991
Institutional Class	37,988,868	0	37,988,868
Investor Class	100,311,482	0	100,311,482
11.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve months ending November 30, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo Government Fund and Evergreen Government Fund for the twelve months ended November 30, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended November 30, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo Government Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

12.	REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC's affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Ultra Short Opportunities Fund (the "Ultra Short Fund") concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund's registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund's risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

Funds Management does not expect that any of these legal actions, inquiries or investigations currently pending or threatened would or will have a material adverse impact on the financial position or operations of any of the Wells Fargo Advantage funds to which these pro forma financial statements relate.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Evergreen Intermediate Municipal Bond Fund to Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, in exchange for shares of Wells Fargo Advantage Intermediate Tax/AMT-Free Fund. The period presented covers the period from January 1, 2009 through December 31, 2009 and reflects financial information assuming the merger takes place.

Wells Fargo Advantage Intermediate Tax/AMT- Free Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments - December 31, 2009 (unaudited)

			Evergreen Intermediate Municipal Bond Fund		Wells Fargo Advantage Intermediate Tax/AMT- Free Fund		Wells Fargo Advantage Intermediate Tax/AMT- Free Fund Pro Forma
	Interest Rate	Maturity Date	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Municipal Bonds & Notes: 97.4%
Alabama: 2.5%
Alabama Public School & College Authority RRB, Capital Impt. Project, Series 2009-A (Sales Tax Revenue)	5.00%	5/1/2018	2,500,000	$2,769,100	0	$0	2,500,000	$2,769,100
Alabama Public School & College Authority Series A (Sales Tax Revenue)	5.00%	5/1/2017	0	0	2,650,000	2,966,278	2,650,000	2,966,278
Courtland, AL Industrial Development Board Env. Impt. RRB, International Paper Co. Project, Series A (Industrial Revenue)	5.00%	11/1/2013	6,000,000	6,059,160	0	0	6,000,000	6,059,160
Jefferson County AL Limited Obligation School District RB Warrants, Series A (Sales Tax Revenue)	5.25%	1/1/2017	2,000,000	1,778,660	0	0	2,000,000	1,778,660
Jefferson County AL School Warrants (Lease Revenue, First Security Bank LOC) §	5.20%	2/15/2012	0	0	1,000,000	983,230	1,000,000	983,230
Jefferson County AL Series B8 (Sewer Revenue, AGM Insured) §	5.25%	2/1/2016	0	0	3,480,000	3,307,601	3,480,000	3,307,601
Jefferson County AL Series C10 (Sewer Revenue, AGM Insured) ±§(m)(n)	0.35%	2/1/2042	0	0	500,000	202,500	500,000	202,500
Jefferson County AL Series C5 (Sewer Revenue, XLCA Insured) ±§(m)(n)	0.70%	2/1/2040	0	0	1,525,000	533,750	1,525,000	533,750
Jefferson County AL Sewer Revenue Series C 2 (Sewer Revenue, FGIC Insured) ±§(m)(n)	0.65%	2/1/2042	0	0	275,000	96,250	275,000	96,250
Jefferson County AL Sewer Revenue Series C 9 (Sewer Revenue, AGM LOC) ±§(m)(n)	0.35%	2/1/2042	0	0	775,000	271,250	775,000	271,250
Jefferson County AL Subseries B 1 A (Sewer Revenue, FGIC Insured) ±§(m)(n)	0.70%	2/1/2042	0	0	1,050,000	367,500	1,050,000	367,500
Jefferson County AL Subseries B 1 C (Sewer Revenue, FGIC Insured) ±§(m)(n)	0.71%	2/1/2042	0	0	2,450,000	857,500	2,450,000	857,500
Jefferson County AL Subseries B 1 E (Sewer Revenue, FGIC Insured) ±§(m)(n)	0.70%	2/1/2042	0	0	250,000	87,500	250,000	87,500
Mobile AL Industrial Development Board Alabama Power Company Barry Series C (Industrial Revenue) ±	5.00%	6/1/2034	0	0	3,000,000	3,297,660	3,000,000	3,297,660
University of Alabama at Birmingham Series B (HCFR, Regions Bank LOC) ±§	0.95%	9/1/2031	0	0	2,000,000	2,000,000	2,000,000	2,000,000
				10,606,920		14,971,019		25,577,939
Alaska: 0.1%
Alaska Energy Authority Bradley Lake Fourth Series (Electric Revenue, AGM Insured)	6.00%	7/1/2015	0	0	350,000	403,564	350,000	403,564
Northern Tobacco Securitization Corporation AK Tobacco Settlement Revenue Asset-Backed (Tobacco Settlement Funded)	4.80%	6/1/2011	0	0	55,000	58,277	55,000	58,277
				0		461,841		461,841
Arizona: 2.2%
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (HCFR) ±§	1.32%	2/1/2042	0	0	2,750,000	2,443,375	2,750,000	2,443,375
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (HCFR) ±§	1.17%	2/1/2042	0	0	4,875,000	4,331,438	4,875,000	4,331,438
Arizona Health Facilities Authority RB, Banner Health, Series D (HCFR)	5.50%	1/1/2019	5,000,000	5,402,550	0	0	5,000,000	5,402,550
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water Revenue)	4.75%	10/1/2032	0	0	950,000	949,915	950,000	949,915
Goodyear AZ McDowell Road Commercial Corridor Improvement District (Special Assessment Revenue, AMBAC Insured)	5.25%	1/1/2020	0	0	2,950,000	3,086,998	2,950,000	3,086,998
Marana AZ Municipal Property Corporation Series B (Lease Revenue)	5.13%	7/1/2028	0	0	2,875,000	2,886,903	2,875,000	2,886,903
Pinal County AZ Electrical District # 4 (Electric Revenue)	4.75%	12/1/2015	0	0	915,000	924,836	915,000	924,836
University AZ COP Projects Series B (College & University Revenue, AMBAC Insured) §	5.00%	6/1/2021	0	0	1,450,000	1,486,424	1,450,000	1,486,424
Verrado AZ Community Facilities District # 1 (Property Tax Revenue)	4.85%	7/15/2014	0	0	535,000	522,149	535,000	522,149
Verrado AZ Community Facilities District # 1 (Property Tax Revenue)	6.00%	7/15/2013	0	0	265,000	271,164	265,000	271,164
				5,402,550		16,903,202		22,305,752
Arkansas: 0.2%
Rogers AR Capital Improvement (Property Tax Revenue, XCLA Insured)	4.25%	3/1/2031	0	0	1,530,000	1,629,006	1,530,000	1,629,006
California: 14.1%
Alameda Corridor Transportation Authority Sub Lien Series A (Transportation Revenue) ^	6.36%	10/1/2018	0	0	5,590,000	3,358,025	5,590,000	3,358,025
Alhambra CA Police Facilities (Lease Revenue, AMBAC Insured)	6.75%	9/1/2023	0	0	4,615,000	5,236,917	4,615,000	5,236,917
Baldwin Park CA USD Bond Anticipation Notes (Property Tax Revenue) ^	5.45%	8/1/2014	0	0	3,000,000	2,434,020	3,000,000	2,434,020
California Housing Financial Authority RB, Home Mortgage Project, Series F (Housing Revenue)	1.95%	2/1/2038	5,000,000	5,000,000	0	0	5,000,000	5,000,000
California Housing Financial Authority RB, Providence Health & Svcs., Series C (HCFR)	5.75%	10/1/2019	1,000,000	1,136,760	0	0	1,000,000	1,136,760
California Infrastructure & Economic Development Bank California Independent Operator Series A (Electric, Power & Light Revenue)	5.75%	2/1/2039	0	0	1,000,000	1,028,290	1,000,000	1,028,290
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Electric Power Revenue) §	5.25%	2/1/2024	0	0	1,800,000	1,857,366	1,800,000	1,857,366
California State Department of Water Resources Power (Water Revenue) §	5.00%	5/1/2021	0	0	1,500,000	1,610,505	1,500,000	1,610,505
California State Department of Water Resources Power Subseries F 5 (Water Revenue) §	5.00%	5/1/2022	0	0	6,930,000	7,376,223	6,930,000	7,376,223
California State Department of Water Resources Power Supply Subseries G 5 (Water Revenue, AGM Insured) ±§	0.25%	5/1/2016	0	0	13,000,000	13,000,000	13,000,000	13,000,000
California State Department of Water Resources Series AF (Water Revenue) §	5.00%	12/1/2021	0	0	1,865,000	2,090,684	1,865,000	2,090,684
California State Public Works Board University of California Research Project J- L (College & University Revenue, NATL-RE Insured) §	5.25%	11/1/2028	0	0	1,890,000	1,957,964	1,890,000	1,957,964
California Statewide Community Development Authority (HCFR) ±††	0.50%	7/1/2012	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Campbell California Union High School District (Property Tax Revenue)	5.00%	8/1/2030	0	0	1,000,000	1,042,490	1,000,000	1,042,490
Dinuba CA Redevelopment Agency Merged City Redevelopment Project # 2 (Tax/Allocation Revenue) §	4.45%	10/1/2011	0	0	1,800,000	1,796,526	1,800,000	1,796,526
Foothill CA Eastern Transportation Corridor Agency (Toll Road Revenue) §	5.25%	7/15/2010	0	0	1,900,000	1,903,553	1,900,000	1,903,553
Irvine Ranch CA Water Distict Series A (Water Revenue, Landesbank LOC) ±§	0.25%	7/1/2035	0	0	4,150,000	4,150,000	4,150,000	4,150,000
Lakeside CA USD Election 2008 Series A (Property Tax Revenue) ^	5.13%	6/1/2014	0	0	2,565,000	2,161,397	2,565,000	2,161,397
Long Beach CA Community College Distict Series A (College & University Revenue)	9.85%	1/15/2013	0	0	2,000,000	2,404,060	2,000,000	2,404,060
Los Angeles CA Department Airports Series A (Airport & Marina Revenue)	4.00%	5/15/2019	0	0	2,000,000	1,999,300	2,000,000	1,999,300
Los Angeles CA Harbor Department Series C (Airport & Marina Revenue)	5.00%	8/1/2021	0	0	3,000,000	3,354,120	3,000,000	3,354,120
Los Angeles CA Harbor Department Series C (Airport & Marina Revenue) §	5.25%	8/1/2023	0	0	7,725,000	8,569,574	7,725,000	8,569,574
Los Angeles CA Metropolitan Transportation Authority Series B (Sales Tax Revenue)	4.00%	7/1/2020	0	0	3,000,000	3,094,860	3,000,000	3,094,860
Los Angeles CA Municipal Improvement Corporation Series C (Lease Revenue)	4.50%	9/1/2019	0	0	1,925,000	1,893,931	1,925,000	1,893,931
Los Angeles CA Municipal Improvement Corportation Series C (Lease Revenue)	5.00%	9/1/2018	0	0	2,380,000	2,470,892	2,380,000	2,470,892
Los Angeles CA UNI School Distict Election 2004 Series H (Proterty Tax Revenue, AGM Insured) §	5.00%	7/1/2019	0	0	1,500,000	1,623,630	1,500,000	1,623,630
Los Angeles CA USD Election 2002 Series C (Property Tax Revenue, AGM Insured) §	5.00%	7/1/2024	0	0	3,000,000	3,153,030	3,000,000	3,153,030
Los Angeles CA USD Election 2005 Series E (Property Tax Revenue, AGM Insured) §	5.00%	7/1/2022	0	0	1,790,000	1,881,899	1,790,000	1,881,899
Los Angeles CA USD Series A 2 (Property Tax Revenue, NATL-RE Insured) §	5.00%	7/1/2020	0	0	1,385,000	1,461,438	1,385,000	1,461,438
Los Angeles CA Wastewater System Refunding (Sewer Revenue, AGM Insured) §	5.00%	6/1/2022	0	0	6,675,000	6,955,016	6,675,000	6,955,016
Los Angeles County CA Metropolitan Transportation Authority (Sales Tax Revenue)	5.00%	7/1/2019	0	0	2,500,000	2,835,450	2,500,000	2,835,450
Los Angeles County CA Metropolitan Transportation Authority Series A (Sales Tax Revenue, AMBAC Insured)	5.00%	7/1/2035	0	0	1,750,000	1,785,385	1,750,000	1,785,385
Nevada County CA COP (Lease Revenue, NATL-RE Insured)	5.25%	10/1/2019	0	0	1,215,000	1,223,578	1,215,000	1,223,578
Northern CA Gas Authority # 1 Libor (Utilities Revenue) ±	0.79%	7/1/2017	0	0	2,000,000	1,766,000	2,000,000	1,766,000
Northern CA Gas Authority # 1 Libor (Utilities Revenue) ±	0.82%	7/1/2019	4,000,000	3,235,000	10,500,000	8,491,875	14,500,000	11,726,875
Oakland, CA County of Alameda Unified School District GO, Series 2009A (General Obligation - Local)	6.50%	8/1/2020	1,000,000	1,127,100	0	0	1,000,000	1,127,100
Richmond CA Joint Powers Financing Authority Series A (Lease Revenue)	6.25%	7/1/2024	0	0	2,000,000	2,095,980	2,000,000	2,095,980
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00%	2/15/2015	0	0	1,000,000	1,043,550	1,000,000	1,043,550
San Diego CA USD Election 1998 Series E 2 (Property Tax Revenue, FSA Insured)	5.50%	7/1/2027	0	0	5,000,000	5,766,100	5,000,000	5,766,100
San Joaquin CA Delta Community College District Election 2004 Capital Appreciation Series B (Property Tax Revenue, AGM Insured) ^	5.69%	8/1/2018	0	0	2,750,000	1,893,870	2,750,000	1,893,870
San Jose CA Redevelopment Agency Series A (Tax/Allocation Revenue, NATL-RE Insured) §	5.00%	8/1/2020	0	0	1,200,000	1,188,972	1,200,000	1,188,972
Santa Rosa CA Rancheria Tachi Yokut Tribe Enterprise (Other Revenue) ††	4.50%	3/1/2011	0	0	225,000	224,658	225,000	224,658
Southern CA Public Power Authority Projects (Electric Revenue)	6.75%	7/1/2013	0	0	100,000	116,496	100,000	116,496
Southern CA Public Power Authority Transmission Project Series S (Electric Revenue) §	5.75%	7/1/2024	0	0	2,000,000	2,265,500	2,000,000	2,265,500
University of California Revenues General Series Q (College & University Revenue) §	5.25%	5/15/2024	0	0	2,155,000	2,376,793	2,155,000	2,376,793
Washington Township CA Health Care District Series A (HCFR)	5.00%	7/1/2016	0	0	300,000	306,171	300,000	306,171
Washington Township CA Health Care District Series A (HCFR)	5.13%	7/1/2017	0	0	260,000	263,146	260,000	263,146
West Basin CA Municipal Water District COP Refunding Series A (Water Revenue, NATL-RE Insured) §	5.00%	8/1/2025	0	0	1,540,000	1,571,293	1,540,000	1,571,293
West Basin CA Municipal Water District COP Refunding Series B (Water Revenue, Assured Guaranty) §	5.00%	8/1/2022	0	0	2,560,000	2,616,909	2,560,000	2,616,909
				10,498,860		132,697,436		143,196,296
Colorado: 2.5%
Colorado ECFA Charter School Monument Academy Project (Other Revenue)	5.50%	10/1/2017	0	0	1,310,000	1,212,287	1,310,000	1,212,287
Colorado Health Facilities Authority (HCFR) ±§††	0.50%	11/15/2027	0	0	4,925,000	4,925,000	4,925,000	4,925,000
Colorado Health Facilities Authority Catholic Health Initiatives D2 (HCFR) ±	5.25%	11/1/2038	0	0	1,000,000	1,100,930	1,000,000	1,100,930
Colorado Health Facilities Authority RB, Catholic Health Initiatives, Series 2009B (HCFR)	5.00%	7/1/2039	2,000,000	2,178,660	0	0	2,000,000	2,178,660
Colorado Health Facilities Authority RB, Catholic Health Initiatives, Series 2009C-2 (HCFR)	4.00%	11/1/2040	2,000,000	2,032,240	0	0	2,000,000	2,032,240
Denver CO City & County Airport Systems RB, Series A (Airport Revenue)	5.00%	11/15/2019	4,700,000	5,048,646	0	0	4,700,000	5,048,646
Denver CO City & County Airport Systems RB, Series A1 (Airport Revenue)	5.25%	11/15/2015	5,000,000	5,344,200	0	0	5,000,000	5,344,200
E-470 Public Highway Authority CO Series B 2 (Toll Road Revenue, NATL-RE Insured) ±	5.00%	9/1/2039	0	0	1,500,000	1,554,960	1,500,000	1,554,960
North Range Metro District #1 CO (Property Tax Revenue, ACA Insured)	5.00%	12/15/2015	0	0	250,000	228,483	250,000	228,483
Public Authority for CO Energy Natural Gas (Utilities Revenue)	5.75%	11/15/2018	0	0	2,150,000	2,252,190	2,150,000	2,252,190
				14,603,746		11,273,850		25,877,596
Florida: 7.2%
Ave Maria Stewardship Community Development District FL Anticipation Bonds (Special Assessment Revenue)	0.05%	11/1/2012	0	0	1,150,000	880,509	1,150,000	880,509
Broward County FL Health Facilities Authority Catholic Health Services (HCFR, SunTrust Bank LOC)	0.06%	8/15/2014	0	0	1,500,000	1,536,855	1,500,000	1,536,855
Cape Coral FL Bond Anticipation Notes (Water Revenue)	0.06%	11/1/2011	0	0	1,000,000	1,018,980	1,000,000	1,018,980
Connerton West Community Development District FL Series B (Special Assessment Revenue)	5.13%	5/1/2016	0	0	1,325,000	507,714	1,325,000	507,714
Florida State Board of Education Series B (Other Revenue, NATL-RE Insured)	5.00%	7/1/2017	0	0	1,000,000	1,104,160	1,000,000	1,104,160
Florida State Board of Education Series D (Property Tax Revenue) §	5.00%	7/1/2021	0	0	2,000,000	2,174,160	2,000,000	2,174,160
Florida State Jacksonville Transportation Authority (Toll Road Revenue)	9.20%	1/1/2015	0	0	515,000	630,030	515,000	630,030
Florida Industrial Development Authority Municipal Power Agency RB, Series A (Electric Revenue)	5.25%	10/1/2020	5,000,000	5,409,300	0	0	5,000,000	5,409,300
Gulf Breeze FL Revenue Local Government Puttable (Other Revenue, FGIC Insured) ±§	5.50%	12/1/2015	0	0	850,000	859,299	850,000	859,299
Gulf Breeze FL Revenue Miami Beach Local Government Series B (Other Revenue, FGIC Insured) ±	4.75%	12/1/2015	0	0	655,000	659,461	655,000	659,461
Gulf Breeze FL Revenue Various Local Government Loan E (Other Revenue, FGIC Insured)	5.00%	12/1/2020	0	0	1,650,000	1,580,667	1,650,000	1,580,667
Highlands County Health Facilities Authority Adventist Health Sunbelt Series 2005 (Healthcare Facilities Revenue) §±	5.00%	11/15/2020	2,155,000	2,215,771	0	0	2,155,000	2,215,771
Hillsborough County FL IDA (Resource Recovery Revenue, AMBAC Insured) ±	5.00%	12/1/2034	0	0	4,930,000	5,126,362	4,930,000	5,126,362
Hillsborough County FL School Board COP (Lease Revenue, NATL-RE Insured)	5.25%	7/1/2017	0	0	2,755,000	3,064,083	2,755,000	3,064,083
JEA FL Subseries B (Electric Revenue) §	5.00%	11/1/219	0	0	2,950,000	3,084,019	2,950,000	3,084,019
Lakeland FL Energy System Revenue (Electric Revenue) ±§	1.42%	11/1/2014	3,000,000	3,025,500	3,000,000	3,025,500	6,000,000	6,051,000
Miami Dade County FL Aviation Series A (Airport & Marina Revenue)	5.50%	10/1/2019	0	0	3,000,000	3,380,820	3,000,000	3,380,820
Miami Dade County FL Educational Facilities Authority University of Miami Series A (College & University Revenue)	5.25%	4/1/2016	0	0	1,000,000	1,103,030	1,000,000	1,103,030
Miami Dade County FL Water and Sewer Refunding Series C (Water Revenue, BHAC Insured) §	5.00%	10/1/2024	0	0	2,950,000	3,178,242	2,950,000	3,178,242
Miami-Dade County FL Water & Sewer RB, Series C (Water & Sewer Revenue)	5.25%	10/1/2022	3,000,000	3,243,300	0	0	3,000,000	3,243,300
Miami-Dade County, FL Aviation RB, Miami International Airport, Series A (Airport Revenue)	5.75%	11/1/2021	2,000,000	2,257,220	0	0	2,000,000	2,257,220
Miami-Dade County, FL Educational Facilities Authority RB, University of Miami, Series A (College & University Revenue)	5.25%	4/1/2020	1,000,000	1,055,160	0	0	1,000,000	1,055,160
Miami-Dade County, FL Educational Facilities Authority RB, University of Miami, Series A (College & University Revenue)	5.25%	4/1/2021	2,000,000	2,100,000	0	0	2,000,000	2,100,000
North Brevard County FL Hospital District Parrish Medical Center Project (HCFR)	4.75%	10/1/2013	0	0	965,000	1,022,678	965,000	1,022,678
North Brevard County FL Hospital District Parrish Medical Center Project (HCFR)	5.00%	10/1/2015	0	0	1,080,000	1,150,913	1,080,000	1,150,913
Okeechobee County FL Disposal Waste Management Landfill A (Resource Recovery Revenue) ±	5.00%	7/1/2039	0	0	1,500,000	1,500,000	1,500,000	1,500,000
Orlando FL Housing Authority West Oaks Apartments Projects Puttable (Housing Revenue, FNMA Insured) §	5.05%	8/1/2033	0	0	3,605,000	3,809,043	3,605,000	3,809,043
Palm Beach County FL Biomedical Research Park Project Series C (Other Revenue, XLCA Insured)	5.00%	11/1/2017	0	0	1,250,000	1,383,750	1,250,000	1,383,750
Palm Beach County FL Health Facilities Authority Pooled Hospital Loan Program (HCFR, SunTrust Bank LOC) ±§	0.50%	11/1/2025	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Putnam County FL Development Authority Seminole Project A (Electric Revenue, AMBAC Insured) ±	5.35%	3/15/2042	0	0	3,200,000	3,396,224	3,200,000	3,396,224
St. Johns County FL IDA Flagler Hospital Incorporated Series A (HCFR, NATL-RE Insured, SunTrust Bank LOC) ±§	0.35%	12/15/2026	0	0	75,000	75,000	75,000	75,000
University North FL Financing Corporation Housing Project (Lease Revenue, NATL-RE Insured)	5.00%	11/1/2016	0	0	2,500,000	2,750,450	2,500,000	2,750,450
USF Financing Corporation FL COP Master Lease Series A (Lease Revenue, AMBAC Insured) §	5.00%	7/1/2018	0	0	1,000,000	1,043,720	1,000,000	1,043,720
				19,306,251		54,045,669		73,351,920
Georgia: 2.5%
Atlanta GA (General Obligation - Local)	5.25%	12/1/2015	0	0	1,700,000	1,932,662	1,700,000	1,932,662
Forsyth County GA Hospital Authority Georgia Baptist Healthcare Systems Project (HFFA Revenue)	6.25%	10/1/2018	0	0	925,000	1,083,684	925,000	1,083,684
Georgia Municipal Electric Authority Power Revenue Prerefunded Series Y (Electric Revenue LOC, NATL-RE Insured)	6.50%	1/1/2017	0	0	10,000	12,012	10,000	12,012
Georgia Municipal Electric Authority, Series B (Electric Revenue)	5.00%	1/1/2020	0	0	2,450,000	2,671,407	2,450,000	2,671,407
Georgia Municipal Electric Authority Power Revenue Series Y (Electric Revenue, NATL-RE Insured)	6.50%	1/1/2017	0	0	690,000	801,642	690,000	801,642
Georgia Refunding GO, Series I (General Obligation - State)	5.00%	7/1/2020	5,000,000	5,887,600	0	0	5,000,000	5,887,600
Georgia State Series G (Property Tax Revenue)	5.00%	11/1/2016	0	0	3,500,000	4,090,205	3,500,000	4,090,205
Georgia State Series E (Property Tax Revenue)	5.00%	7/1/2017	0	0	1,500,000	1,754,565	1,500,000	1,754,565
Main Street Natural Gas Incorporated Series A (Natural Gas Revenue)	5.50%	9/15/2022	0	0	1,000,000	1,012,140	1,000,000	1,012,140
Main Street Natural Gas Incorporated Series A (Natural Gas Revenue)	5.00%	9/15/2010	0	0	1,000,000	1,020,490	1,000,000	1,020,490
Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00%	10/1/2019	0	0	5,000,000	5,337,650	5,000,000	5,337,650
				5,887,600		19,716,457		25,604,057
Guam: 0.5%
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Educational Facilities Revenue) §	0.05%	10/1/2017	0	0	2,195,000	2,189,249	2,195,000	2,189,249
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Lease Revenue)	0.05%	10/1/2015	0	0	1,000,000	1,012,880	1,000,000	1,012,880
Guam Government Limited Obligation Revenue Section 30 Series A (Other Revenue)	0.05%	12/1/2014	0	0	1,635,000	1,704,749	1,635,000	1,704,749
				0		4,906,878		4,906,878
Illinois: 5.4%
Aurora IL Series B (Tax Revenue)	4.90%	12/30/2011	0	0	135,000	133,873	135,000	133,873
Chicago IL Series A Prerefunded (Property Tax Revenue, NATL-RE Insured) ±§	5.65%	1/1/2028	0	0	555,000	611,094	555,000	611,094
Chicago IL Series C (Property Tax Revenue) §	5.00%	1/1/2024	0	0	3,180,000	3,388,672	3,180,000	3,388,672
Chicago IL Metropolitan Water Reclamation District Greater (Property Tax Revenue)	5.00%	12/1/2033	0	0	3,500,000	4,109,840	3,500,000	4,109,840
Eureka IL Eureka College Project Series 1998B (College & University Revenue, NATL-RE Insured) ±	7.00%	1/1/2019	0	0	580,000	582,564	580,000	582,564
Huntley IL Special Service Area # 9 (Special Tax Revenue, Guarantee Agreement)	4.60%	3/1/2017	0	0	1,905,000	2,030,559	1,905,000	2,030,559
Illinois Education Facilities Authority (Recreational Revenue)	4.13%	11/1/2036	0	0	4,560,000	4,610,023	4,560,000	4,610,023
Illinois Finance Authority DePaul University Series A (College & University Revenue, XLCA Insured) §	5.00%	10/1/2019	0	0	1,550,000	1,593,524	1,550,000	1,593,524
Illinois Finance Authority East St. Louis Project (Property Tax Revenue, XLCA Insured)	5.00%	11/15/2013	0	0	1,840,000	1,839,871	1,840,000	1,839,871
Illinois Finance Authority New Money Community Rehabilitation Series A (Other Revenue)	4.90%	7/1/2013	0	0	1,570,000	1,559,560	1,570,000	1,559,560
Illinois Finance Authority New Money Community Rehabilitation Series A (Other Revenue)	4.95%	7/1/2014	0	0	2,020,000	1,986,488	2,020,000	1,986,488
Illinois Finance Authority RB, Advocate Health Care Network, Series D (HCFR)	6.13%	11/1/2023	3,000,000	3,303,630	0	0	3,000,000	3,303,630
Illinois Financing Authority Children’s Memorial Hospital Series B (Hospital Revenue)	5.25%	8/15/2016	0	0	3,345,000	3,582,963	3,345,000	3,582,963
Illinois Health Facilities Authority Michael Reese Hospital Series A (Hospital Revenue, First Security Bank Insured)	7.60%	2/15/2019	0	0	580,000	721,044	580,000	721,044
Illinois Mercy Hospital & Medical Center Prerefunded (Hospital Revenue)	10.00%	1/1/2015	2,680,000	3,281,633	620,000	759,184	3,300,000	4,040,817
Illinois Municipal Electric Agency Power (Electric Revenue, NATL-RE & FGIC Insured)	5.00%	2/1/2023	0	0	1,000,000	1,042,520	1,000,000	1,042,520
Illinois Sales Tax GO, Series B (General Obligation - State)	5.00%	6/15/2018	1,000,000	1,096,300	0	0	1,000,000	1,096,300
Kane + De Kalb Counties IL Community Unit School District # 302 Putters Series 283Z (Property Tax Revenue, FGIC Insured)	0.26%	2/1/2018	0	0	4,800,000	4,800,000	4,800,000	4,800,000
Lake County IL Community High School District # 117 Capital Appreciation Series B (Property Tax Revenue, FGIC Insured) ^	5.38%	12/1/2016	0	0	1,000,000	739,050	1,000,000	739,050
Northern Cook County IL Solid Waste Agency Series A (Solid Waste Revenue, NATL-RE Insured)	5.00%	5/1/2013	0	0	1,200,000	1,324,944	1,200,000	1,324,944
Southwestern IL Development Finance Authority Local Government Program Collinsville Limited (Sales Tax Revenue)	5.00%	3/1/2025	0	0	1,225,000	999,147	1,225,000	999,147
Tazewell County IL School District # 51 (Property Tax Revenue, FGIC Insured)	9.00%	12/1/2017	0	0	455,000	624,319	455,000	624,319
Tazewell County IL School District # 51 (Property Tax Revenue, FGIC Insured)	9.00%	12/1/2018	0	0	535,000	744,998	535,000	744,998
Village of Hawthorn Woods IL Aquatic Center Project (Other Revenue)	4.75%	12/30/2017	0	0	2,805,000	2,467,306	2,805,000	2,467,306
Will County IL Community Unit School Capital Appreciation (GO - School Districts LOC) (Property Tax Revenue, NATL-RE FGIC Insured) ^	10.29%	11/1/2018	0	0	9,730,000	6,111,802	9,730,000	6,111,802
				7,681,563		46,363,345		54,044,908
Indiana: 2.6%
Fort Wayne IN RDA Grand Wayne Center Project (Lease Revenue) §	0.05%	2/1/2020	0	0	1,000,000	1,043,210	1,000,000	1,043,210
Hammond IN Multi-School Building Corporation First Mortgage (Lease Revenue, FGIC Insured)	0.05%	7/15/2014	0	0	100,000	112,968	100,000	112,968
Indiana Bond Bank Hendricks Regional Health Series A (Other Revenue)	5.00%	2/1/2016	0	0	1,050,000	1,130,829	1,050,000	1,130,829
Indiana Bond Bank Hendricks Regional Health Series A (Other Revenue)	5.00%	8/1/2016	0	0	1,340,000	1,450,684	1,340,000	1,450,684
Indiana Bond Bank Hendricks Regional Health Series A (Other Revenue, GO of Institution)	4.00%	8/1/2017	0	0	1,000,000	1,019,650	1,000,000	1,019,650
Indiana Bond Bank RB, Spl. Program Gas, Series 2007 A (Utilities Revenue)	5.00%	11/15/2017	3,650,000	3,743,221	760,000	779,410	4,410,000	4,522,631
Indiana Bond Bank Special Program Gas Series A (Utilities Revenue)	5.25%	10/15/2016	0	0	500,000	530,245	500,000	530,245
Indiana Bond Bank Special Program Gas Series B (Utilities Revenue) ±§	0.90%	10/15/2022	0	0	900,000	735,525	900,000	735,525
Indiana Finance Authority Health Systems RRB, Sisters of St. Francis Health (HCFR)	5.00%	11/1/2018	5,000,000	5,198,750	0	0	5,000,000	5,198,750
Indiana Finance Authority Rockville Correctional Facilities Series D (Lease Revenue)	5.25%	7/1/2019	0	0	1,000,000	1,139,540	1,000,000	1,139,540
Jasper County IN Northern Series A (Pollution Control Revenue, MBIA Insured)	5.60%	11/1/2016	4,000,000	4,325,240	1,900,000	2,054,489	5,900,000	6,379,729
Jeffersonville IN Building Corporation First Mortgage Series C (Other Revenue)	4.25%	8/15/2017	0	0	980,000	999,277	980,000	999,277
Mt. Vernon Independent School Building Corporation First Mortgage Series 2007 (Lease Revenue, First Security Bank Insured)	5.00%	7/15/2019	0	0	1,000,000	1,094,470	1,000,000	1,094,470
Portage Industrial Redevelopment District (Tax Incremental Revenue, CIFG Insured)	4.00%	1/15/2015	0	0	270,000	277,781	270,000	277,781
Portage Industrial Redevelopment District (Tax Incremental Revenue, CIFG Insured)	4.00%	1/15/2016	0	0	350,000	351,113	350,000	351,113
Portage Industrial Redevelopment District (Tax Incremental Revenue, CIFG Insured)	4.00%	7/15/2016	0	0	360,000	358,682	360,000	358,682
				13,267,211		13,077,873		26,345,084
Iowa: 1.2%
Des Moines IA Hospital Revenue Refunded Iowa Health Systems (HFFA Revenue LOC, AMBAC Insured)	5.25%	8/15/2015	0	0	200,000	212,388	200,000	212,388
Iowa Finance Authority Interstate Power (PCR, FGIC Insured)	5.00%	7/1/2014	0	0	2,500,000	2,697,650	2,500,000	2,697,650
Iowa Student Loan RB, Student Loan Liq. Corporation, Series 2009-1 (Other Revenue)	5.25%	12/1/2018	3,000,000	3,101,100	5,285,000	5,384,992	8,285,000	8,486,092
Tobacco Settlement Authority IA Tobacco Settlement Revenue Asset-Backed Series B Prerefunded (Tobacco Settlement Funded Revenue) §	5.50%	6/1/2012	0	0	385,000	412,362	385,000	412,362
				3,101,100		8,707,392		11,808,492
Kansas: 1.6%
Burlington KS Kansas City Power & Light Series A (Other Revenue, XLCA Insured) ±	5.25%	12/1/2023	0	0	6,200,000	6,608,828	6,200,000	6,608,828
City of Olathe KS Special Obligation West Village Center Project (Tax Allocation Revenue)	5.00%	9/1/2013	0	0	280,000	261,878	280,000	261,878
City of Olathe KS Special Obligation West Village Center Project (Tax Allocation Revenue)	5.00%	9/1/2014	0	0	305,000	279,334	305,000	279,334
Kansas Dept. of Transportation Hwy. RRB, Series A (Transportation Revenue)	5.00%	9/1/2018	3,065,000	3,540,535	0	0	3,065,000	3,540,535
Kansas Development Finance Authority Health Facilities Hartford (Hospital Revenue,ACA Insured)	6.13%	4/1/2012	0	0	80,000	81,531	80,000	81,531
Kansas Development Finance Authority Hospital RB, Adventist Health Systems & Sunbelt Obligated Group, Series 2009D (Hospital Revenue)	5.00%	11/15/2020	1,150,000	1,202,842	0	0	1,150,000	1,202,842
Overland Park KS Development Corporation First Tier Convention Series A (Other Revenue, AMBAC Insured)	4.00%	1/1/2011	0	0	235,000	238,041	235,000	238,041
Overland Park KS Development Corporation Second Tier Convention Series B (Other Revenue, AMBAC Insured)	4.00%	1/1/2011	0	0	300,000	303,882	300,000	303,882
Wyandotte County Kansas City United Government Referendum Sales Tax Second Lien Area B (Sales Tax Revenue)	5.00%	12/1/2020	0	0	2,500,000	2,520,275	2,500,000	2,520,275
Wyandotte County Kansas City United Government Transportation Development Strict Legends Village West Project (Other Revenue)	4.88%	10/1/2028	0	0	1,445,000	1,057,552	1,445,000	1,057,552
				4,743,377		11,351,321		16,094,698
Kentucky: 1.6%
Kentucky Asset Liability Commission Series B (Other Revenue, FGIC Insured) ±	0.74%	11/1/2025	0	0	6,175,000	4,737,769	6,175,000	4,737,769
Kentucky State Property & Buildings Series A Project Number 95 (Lease Revenue)	5.00%	8/1/2019	0	0	1,265,000	1,406,351	1,265,000	1,406,351
University of Kentucky COP (College & University Revenue)	4.45%	6/18/2018	0	0	9,479,274	9,611,889	9,479,274	9,611,889
				0		15,756,009		15,756,009
Louisiana: 2.3%
Jefferson Parish LA Hospital Service District # 001 West Jefferson Medical Center Series A (HCFR, First Security Bank Insured) §	5.25%	1/1/2013	0	0	500,000	503,525	500,000	503,525
Lafourche Parish LA Housing Authority City Place II Project (MFHR, GNMA)	6.70%	1/20/2040	0	0	2,540,000	2,698,547	2,540,000	2,698,547
Louisiana Correctional Facilities Corporation (Lease Revenue, AMBAC Insured)	5.00%	9/1/2019	0	0	1,000,000	1,084,480	1,000,000	1,084,480
Louisiana Local Government Environmental Facilities & Community Development Authority (Housing Revenue, FNMA) ±	4.25%	4/15/2039	0	0	1,045,000	1,061,208	1,045,000	1,061,208
Louisiana PFA Archdiocese of New Orleans Project (HCFR, CFIG Insured)	5.00%	7/1/2014	0	0	200,000	213,128	200,000	213,128
Louisiana PFA Archdiocese of New Orleans Project (HCFR, CFIG Insured)	5.00%	7/1/2016	0	0	100,000	104,452	100,000	104,452
Louisiana PFA Archdiocese of New Orleans Project (HCFR, CFIG Insured)	5.00%	7/1/2017	0	0	150,000	154,980	150,000	154,980
Louisiana PFA Black & Gold Facilities Project Series A (College & University Revenue, CIFG Insured)	4.00%	7/1/2015	0	0	505,000	509,373	505,000	509,373
Louisiana PFA Black & Gold Facilities Project Series A (College & University Revenue, CIFG Insured)	4.13%	7/1/2016	0	0	170,000	168,157	170,000	168,157
Louisiana PFA Black & Gold Facilities Project Series A (College & University Revenue, CIFG Insured)	4.25%	7/1/2017	0	0	55,000	53,722	55,000	53,722
Louisiana PFA Black & Gold Facilities Project Series A (College & University Revenue, CIFG Insured)	5.00%	7/1/2016	0	0	740,000	726,732	740,000	726,732
Louisiana PFA Black & Gold Facilities Project Series A (College & University Revenue, CIFG Insured)	5.00%	7/1/2022	0	0	1,250,000	1,235,138	1,250,000	1,235,138
Louisiana PFA Black & Gold Facilities Project Series A (College & University Revenue, CIFG Insured) §	5.00%	7/1/2019	0	0	1,465,000	1,373,188	1,465,000	1,373,188
Louisiana PFA Black & Gold Facilities Project Series A (College & University Revenue, CIFG Insured) §	5.00%	7/1/2020	0	0	500,000	463,300	500,000	463,300
Louisiana PFA Black & Gold Facilities Project Series A (College & University Revenue, CIFG Insured) §	5.00%	7/1/2022	0	0	100,000	91,293	100,000	91,293
Louisiana PFA Grambling University Project Black & Gold Facilities Project Series A (HEFAR, CIFG Insured)	5.00%	7/1/2014	0	0	100,000	101,406	100,000	101,406
Louisiana State Citizens Property Insurance Corporation Series B (Other Revenue, AMBAC Insured)	5.25%	7/1/2013	0	0	1,945,000	2,066,796	1,945,000	2,066,796
Louisiana State Series A (Fuel Sales Tax Revenue, AMBAC Insured) §	5.38%	7/1/2016	0	0	800,000	863,536	800,000	863,536
New Orleans LA (Property Tax Revenue, FGIC Insured)	5.50%	12/1/2016	0	0	1,350,000	1,444,406	1,350,000	1,444,406
New Orleans LA (Sewer Revenue, Assured Guaranty)	5.50%	6/1/2016	0	0	690,000	721,878	690,000	721,878
New Orleans LA (Sewer Revenue, Assured Guaranty)	5.63%	6/1/2017	0	0	590,000	616,043	590,000	616,043
New Orleans LA (Sewer Revenue, NATL-RE Insured)	5.00%	6/1/2012	0	0	925,000	933,760	925,000	933,760
New Orleans LA (Sewer Revenue, NATL-RE Insured) §	5.00%	6/1/2016	0	0	530,000	513,305	530,000	513,305
New Orleans LA Public Improvement Series A (Property Tax Revenue, Radian Insured)	5.00%	12/1/2016	0	0	1,365,000	1,449,343	1,365,000	1,449,343
New Orleans LA Public Improvement Series A (Property Tax Revenue, Radian Insured)	5.00%	12/1/2017	0	0	1,345,000	1,415,491	1,345,000	1,415,491
New Orleans LA Sewer Service (Sewer Revenue) §	5.50%	6/1/2020	0	0	740,000	692,551	740,000	692,551
Port New Orleans LA Board Commerce Special Project CG Railway Incorporated (Other Revenue, NATL-RE Insured)	5.25%	8/15/2013	0	0	1,000,000	1,079,960	1,000,000	1,079,960
West Baton Rouge Parish LA Industrial District # 3 Dow Chemical (IDR) ±	5.00%	10/1/2021	0	0	1,000,000	1,004,440	1,000,000	1,004,440
				0		23,344,138		23,344,138
Maine: 0.5%
Maine Finance Authority Solid Waste Disposal RB, Waste Mgmt., Inc. Project (Solid Waste Revenue)	4.65%	2/1/2016	5,000,000	4,937,300	0	0	5,000,000	4,937,300

Maryland: 0.2%
Maryland State (Property Tax Revenue)	5.25%	3/1/2018	0	0	830,000	986,231	830,000	986,231
Maryland State Health & Higher Educational Facilities Authority (HCFR)	5.00%	7/1/2018	0	0	1,000,000	1,049,400	1,000,000	1,049,400
				0	0	2,035,631		2,035,631
Massachusetts: 1.0%
Commonwealth of Massachusetts State Series A (Other Revenue) ±§	0.65%	11/1/2018	0	0	2,650,000	2,438,689	2,650,000	2,438,689
Massachusetts Development Finance Agency Sabis International (Other Revenue)	6.50%	4/15/2019	0	0	1,050,000	1,096,725	1,050,000	1,096,725
Massachusetts Development Finance Agency Sabis International (Other Revenue)	6.55%	4/15/2020	0	0	615,000	642,011	615,000	642,011
Massachusetts Educational Financing Authority RB, Series I ± (Other Revenue)	5.50%	1/1/2018	2,000,000	2,145,620	0	0	2,000,000	2,145,620
Massachusetts State Series C (Other Revenue, AGM Insured)	0.70%	11/1/2019	0	0	4,175,000	3,689,615	4,175,000	3,689,615
				2,145,620		7,867,040		10,012,660
Michigan: 4.9%
Detroit MI Capital Improvement Limited Tax Series A-1 (Other Revenue)	5.00%	4/1/2015	0	0	4,235,000	3,900,901	4,235,000	3,900,901
Detroit MI Series A (Sewer Revenue, First Security Bank Insured)	5.50%	7/1/2017	0	0	3,130,000	3,360,337	3,130,000	3,360,337
Detroit MI Series A (Water Revenue, First Security Bank Insured)	5.00%	7/1/2015	0	0	1,000,000	1,063,650	1,000,000	1,063,650
Detroit MI Series A-1 (Property Tax Revenue, NATL-RE Insured) §	5.00%	4/1/2019	0	0	1,405,000	1,161,991	1,405,000	1,161,991
Flint MI International Academy (Educational Facilities Revenue)	5.00%	10/1/2017	0	0	660,000	604,540	660,000	604,540
Flint MI International Academy (Educational Facilities Revenue)	5.38%	10/1/2022	0	0	2,270,000	1,982,800	2,270,000	1,982,800
Flint MI International Academy (Educational Facilities Revenue)	5.50%	10/1/2027	0	0	435,000	366,105	435,000	366,105
Kent County MI (Property Tax Revenue)	5.00%	1/1/2025	0	0	1,000,000	1,077,310	1,000,000	1,077,310
Kent County MI (Property Tax Revenue)	5.00%	1/1/2018	0	0	570,000	641,911	570,000	641,911
Kent Hospital Finance Authority Series A (HCFR)	4.25%	1/15/2047	0	0	2,500,000	2,576,875	2,500,000	2,576,875
Kent, MI Hospital Finance Authority RRB, Spectrum Health Systems, Series A ± (Hospital Revenue)	5.50%	1/15/2047	6,000,000	6,485,940	0	0	6,000,000	6,485,940
Michigan Municipal Bond Authority Student Aid Notes Series D (Other Revenue, AMBAC insured)	9.50%	8/20/2010	0	0	6,000,000	5,991,600	6,000,000	5,991,600
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Educational Facilities Revenue)	5.60%	11/1/2018	0	0	1,555,000	1,556,399	1,555,000	1,556,399
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Educational Facilities Revenue)	6.25%	10/1/2023	0	0	1,140,000	958,512	1,140,000	958,512
Michigan State (Fuel Sales Tax Revenue)	5.25%	5/15/2017	0	0	2,750,000	3,066,470	2,750,000	3,066,470
Michigan State Environmental Protection Program Prerefunded (Other Revenue)	6.25%	11/1/2012	0	0	345,000	369,240	345,000	369,240
Michigan State Hospital Finance Authority Daughters Charity (Hospital Revenue)	5.25%	11/1/2015	0	0	2,000,000	2,138,240	2,000,000	2,138,240
Michigan State Hospital Finance Authority Series A Trinity Health (Hospital Revenue) ±	6.00%	12/1/1934	0	0	2,000,000	2,314,600	2,000,000	2,314,600
Michigan State Hospital Finance Authority Series A Trinity Health (Hospital Revenue) §±	6.00%	12/1/2034	3,000,000	3,471,900	0	0	3,000,000	3,471,900
Michigan State Housing Development Authority Greenwood Villa Project (Housing Revenue, First Security Bank Insured)	4.75%	9/15/2017	0	0	2,500,000	2,667,325	2,500,000	2,667,325
Michigan Strategic Fund Solid Waste Disposal Limited Obl. RRB, Waste Mgmt., Inc. Project (Solid Waste Revenue)	4.50%	12/1/2013	1,000,000	1,030,000	0	0	1,000,000	1,030,000
Western Townships Michigan Utilities Authority (Property Tax Revenue)	5.00%	1/1/2017	0	0	1,500,000	1,660,200	1,500,000	1,660,200
Wyandotte MI Series A (Electric Revenue, Assured Guaranty)	4.00%	10/1/2016	0	0	500,000	520,695	500,000	520,695
				10,987,840		37,979,700		48,967,540
Minnesota: 1.3%
Becker MN Northern States Power Series B (IDR) ±§	8.50%	9/1/2019	0	0	3,800,000	4,282,220	3,800,000	4,282,220
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, FGIC Insured) §	5.00%	1/1/2018	0	0	4,555,000	4,937,711	4,555,000	4,937,711
Minneapolis & St. Paul MN Metropolitan Airports Commission Series A (Airport & Marina Revenue)	4.00%	1/1/2019	0	0	1,065,000	1,085,991	1,065,000	1,085,991
Minneapolis MN St. Mary’s Hospital & Rehabilitation (HCFR)	10.00%	6/1/2013	0	0	155,000	180,330	155,000	180,330
Minnesota Housing Financial Authority SFHRB, Series B (Housing Revenue)	6.20%	1/1/2021	825,000	825,000	0	0	825,000	825,000
Northern Minnesota Municipal Power Agency Series A (Electric Revenue, Guaranty Agreement)	5.00%	1/1/2016	0	0	1,365,000	1,518,644	1,365,000	1,518,644
St. Paul MN Housing & RDA Hmong Academy Project Series A (Lease Revenue)	5.50%	9/1/2018	0	0	500,000	460,365	500,000	460,365
				825,000		12,465,261		13,290,261
Mississippi: 0.1%
Mississippi Development Bank Special Obligation Municipal Energy Agency Power Supply Project Series A (Electric Revenue, XLCA Company Insured)	5.00%	3/1/2013	0	0	505,000	529,038	505,000	529,038
Missouri: 0.9%
Chesterfield Valley Transportation Development District MO (Sales Tax Revenue, CIFG Insured) §	4.00%	4/15/2026	0	0	1,500,000	1,511,145	1,500,000	1,511,145
Fenton MO Gravois Bluffs Redevelopment Project (Tax Incremental Revenue)	4.50%	4/1/2021	0	0	1,520,000	1,470,722	1,520,000	1,470,722
Kansas City MO Series E (General Obligation - States, Territories) ^	6.74%	2/1/2018	0	0	3,000,000	2,004,030	3,000,000	2,004,030
Lake of the Ozarks MO Community Bridge Corporation (Highway Revenue Tolls)	5.25%	12/1/2014	0	0	415,000	375,260	415,000	375,260
Maryland Heights MO South Heights Redevelopment Project Series A (Tax Incremental Revenue)	5.50%	9/1/2018	0	0	1,310,000	1,238,199	1,310,000	1,238,199
Missouri Housing Development Commission SFHRB (Housing Revenue)	6.95%	9/1/2030	675,000	685,537	0	0	675,000	685,537
Missouri Housing Development Commission SFHRB (Housing Revenue)	7.50%	3/1/2031	105,000	112,537	0	0	105,000	112,537
Ozark MO Certificate of Participation Community Center Project (Lease Revenue)	4.50%	9/1/2011	0	0	100,000	103,003	100,000	103,003
Ozark MO Certificate of Participation Community Center Project (Lease Revenue)	4.50%	9/1/2013	0	0	145,000	151,825	145,000	151,825
Ozark MO Certificate of Participation Community Center Project (Lease Revenue)	4.50%	9/1/2014	0	0	170,000	177,075	170,000	177,075
Ozark MO Certificate of Participation Community Center Project (Lease Revenue) §	4.55%	9/1/2016	0	0	225,000	226,775	225,000	226,775
St. Louis MO Lambert St Louis International Airport Series A-1 (Airport Revenue)	6.00%	7/1/2019	0	0	415,000	450,989	415,000	450,989
				798,074		7,709,023		8,507,097
Nebraska: 0.1%
Municipal Energy Agency Series A (Electric Revenue)	5.00%	4/1/2019	0	0	500,000	563,645	500,000	563,645
O’Neill NE St. Anthony’s Hospital Project (Hospital Revenue)	6.25%	9/1/2012	0	0	325,000	342,040	325,000	342,040
				0		905,685		905,685
Nevada: 3.9%
Clark County NV Airport Revenue Series C (Airport Revenue, First Security Bank Insured) §	5.00%	7/1/2023	0	0	5,000,000	5,221,000	5,000,000	5,221,000
Clark County NV Las Vegas McCarran International Series A (Airport Revenue)	5.00%	7/1/2016	0	0	3,000,000	3,318,360	3,000,000	3,318,360
Clark County NV Las Vegas McCarran International Series A-2 (Airport Revenue, AMBAC Insured) §	5.00%	7/1/2027	0	0	3,500,000	3,605,875	3,500,000	3,605,875
Clark County NV Public Safety Series A (Property Tax Revenue, First Security Bank Insured) §	5.00%	6/1/2017	0	0	2,000,000	2,147,380	2,000,000	2,147,380
Clark County NV Refunding GO, Flood Control (General Obligation - Local)	4.75%	11/1/2021	4,530,000	4,719,490	0	0	4,530,000	4,719,490
Clark County NV School District (Property Tax Revenue, First Security Bank Insured)	5.50%	6/15/2014	0	0	1,850,000	2,109,500	1,850,000	2,109,500
Clark County NV School District Series A (Property Tax Revenue)	5.00%	6/15/2017	0	0	2,950,000	3,257,479	2,950,000	3,257,479
Clark County NV School District Series A (Property Tax Revenue) §	5.00%	6/15/2019	0	0	1,000,000	1,084,260	1,000,000	1,084,260
Clark County NV School District Series B (Property Tax Revenue, AMBAC Insured) §	5.00%	6/15/2019	0	0	2,500,000	2,699,200	2,500,000	2,699,200
Clark County NV Series B (Property Tax Revenue, AGM Insured)	5.00%	6/1/2019	0	0	2,380,000	2,616,096	2,380,000	2,616,096
Clark County NV Series B (Property Tax Revenue, First Security Bank Insured)	5.00%	6/1/2014	0	0	1,830,000	2,051,467	1,830,000	2,051,467
Clark County NV Special Improvement District # 121A (State & Local Governments, AMBAC Insured)	4.25%	12/1/2013	0	0	920,000	927,572	920,000	927,572
Nevada Capital Impt. & Cultural Affairs GO, Series B (General Obligation - State)	5.00%	12/1/2022	3,000,000	3,202,170	0	0	3,000,000	3,202,170
Reno NV Washoe Medical Center Series A (Hospital Revenue, AMBAC Insured)	5.50%	6/1/2016	0	0	1,225,000	1,327,030	1,225,000	1,327,030
Reno-Sparks Indian Colony NV Governmental (State & Local Governments, US Bank NA LOC)	5.00%	6/1/2021	0	0	1,330,000	1,336,464	1,330,000	1,336,464
				7,921,660		31,701,683		39,623,343
New Hampshire: 0.1%
New Hampshire Health & Educational Facilities Authority Exeter Project (Hospital Revenue)	6.00%	10/1/2016	0	0	1,000,000	1,042,050	1,000,000	1,042,050
New Hampshire Housing Financial Authority SFHRB, Series D (Housing Revenue)	6.15%	7/1/2029	150,000	153,513	0	0	150,000	153,513
				153,513		1,042,050		1,195,563
New Jersey: 3.6%
Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue)	2.63%	12/1/2029	0	0	2,000,000	2,001,660	2,000,000	2,001,660
New Jersey Building Authority RB, Series A (Lease Revenue)	5.00%	6/15/2020	3,000,000	3,160,950	0	0	3,000,000	3,160,950
New Jersey Certificate of Participation, Series 2009 A (Lease Revenue)	5.25%	6/15/2021	2,000,000	2,150,480	0	0	2,000,000	2,150,480
New Jersey Economic Development Authority Cigarette Tax (Tobacco & Liquor Taxes Revenue, FGIC Insured)	5.00%	6/15/2012	0	0	1,000,000	1,026,920	1,000,000	1,026,920
New Jersey Economic Development Authority Motor Vehicle Series A (Other Revenue, NATL-RE Insured)	5.25%	7/1/2016	0	0	2,385,000	2,538,999	2,385,000	2,538,999
New Jersey GO (General Obligation - State)	5.00%	6/1/2018	4,110,000	4,702,210	0	0	4,110,000	4,702,210
New Jersey Health Care Facilities Finance Authority RRB, Atlantic City Education Ctr. (HCFR)	6.00%	7/1/2012	2,315,000	2,414,707	0	0	2,315,000	2,414,707
New Jersey Housing & Mortgage Finance Agency RB, Series AA (Housing Revenue)	5.25%	10/1/2016	765,000	837,935	0	0	765,000	837,935
New Jersey Sports & Exposition Authority (Recreational Facilities Revenue, NATL-RE Insured)	5.50%	3/1/2022	0	0	1,755,000	1,966,407	1,755,000	1,966,407
New Jersey State Higher Education Assistance Authority Series A (College & University Revenue) §	5.00%	6/1/2027	0	0	3,400,000	3,555,754	3,400,000	3,555,754
New Jersey State Higher Education Assistance Authority Series A (Other Revenue)	5.00%	6/1/2017	0	0	2,000,000	2,164,680	2,000,000	2,164,680
New Jersey State Higher Education Assistance Authority Series A (Other Revenue)	5.00%	6/1/2019	0	0	1,010,000	1,079,326	1,010,000	1,079,326
New Jersey Transportation Authority Systems RB, Series A (Transportation Revenue)	5.25%	12/15/2020	7,850,000	8,856,841	0	0	7,850,000	8,856,841
				22,123,123		14,333,746		36,456,869
New Mexico: 0.2%
New Mexico Mortgage Finance Authority SFHRB, Series A (Housing Revenue)	7.10%	9/1/2030	185,000	190,496			185,000	190,496
Otero County NM (Jail Facilities Revenue)	5.50%	4/1/2013	0	0	1,340,000	1,301,274	1,340,000	1,301,274
				190,496		1,301,274		1,491,770
New York: 4.2%
Brookhaven NY Industrial Development AuthorityG (Other Revenue, North Fork Bank) ±§	4.25%	11/1/2037	0	0	265,000	265,021	265,000	265,021
Genesee County NY IDA United Memorial Medical Center Project (HFFA Revenue)	4.75%	12/1/2014	0	0	615,000	611,255	615,000	611,255
Metropolitan New York Transportation Authority RB, Series A (Transportation Revenue)	5.00%	11/15/2020	8,915,000	9,499,646	0	0	8,915,000	9,499,646
Metropolitan New York Transportation Authority RB, Series A (Transportation Revenue)	5.00%	11/15/2021	5,000,000	5,305,000	0	0	5,000,000	5,305,000
Metropolitan NY Transportation Authority Series B-2 (Other Revenue, First Security Bank Insured) ±§(m)(n)	0.35%	11/1/2022	0	0	2,725,000	2,637,059	2,725,000	2,637,059
Nassau County NY IDA Special Needs Pooled B 1 (IDR)	6.88%	7/1/2010	0	0	30,000	30,996	30,000	30,996
New York City NY Industrial Development AuthorityG 2006 Project Samaritan AIDS Services (IDR, Citibank NA LOC)	4.50%	11/1/2015	0	0	275,000	308,352	275,000	308,352
New York City NY Transitional Finance Authority Future Tax Series A (Income Tax Revenue)	5.00%	5/1/1938	0	0	1,600,000	1,659,088	1,600,000	1,659,088
New York City NY Transitional Finance Authority Future Tax Series A (Income Tax Revenue) §	5.00%	5/1/2023	0	0	2,875,000	3,155,658	2,875,000	3,155,658
New York State Dormitory Authority Hospital Series A (HCFR, FHA Insured)	6.00%	8/15/2015	0	0	340,000	367,992	340,000	367,992
New York State Dormitory Authority Manhattan College Series B (Hospital Revenue) ±	0.92%	5/1/2018	0	0	3,665,000	3,130,093	3,665,000	3,130,093
New York State Dormitory Authority Montefiore Medical Center-FHA Insured (College & University Revenue, FGIC Insured)	5.00%	2/1/2014	0	0	880,000	963,838	880,000	963,838
New York State Dormitory Authority Mount Sinai School of Medicine (College & University Revenue)	5.50%	7/1/2022	0	0	2,000,000	2,112,060	2,000,000	2,112,060
New York State Dormitory Authority Revenue (HCFR Revenue, FHA 242 Insured)	4.50%	8/1/2018	0	0	1,500,000	1,549,365	1,500,000	1,549,365
New York Urban Development Corporation RB, Personal Income Tax (Income Tax Revenue)	5.00%	12/15/2022	2,780,000	3,101,201	0	0	2,780,000	3,101,201
New York Urban Development Corporation RRB, Series D (Income Tax Revenue)	5.50%	1/1/2019	3,000,000	3,517,950	0	0	3,000,000	3,517,950
New York, NY GO, Series F (General Obligation - Local)	5.13%	8/1/2013	5,000	5,018	0	0	5,000	5,018
Tobacco Settlement Financing Corporation NY Series A (Excise Tax Revenue) §	5.50%	6/1/2018	0	0	3,000,000	3,172,140	3,000,000	3,172,140
Tobacco Settlement Financing Corporation NY Series B (Tobacco Settlement Funded, XLCA Insured)	4.00%	6/1/2012	0	0	100,000	106,370	100,000	106,370
Tobacco Settlement Financing Corporation NY Series B1C (Tobacco Settlement Funded) §	5.50%	6/1/2019	0	0	1,000,000	1,068,840	1,000,000	1,068,840
Triborough NY Bridge & Tunnel Authority Series C (Toll Road Revenue, Bayerische Hypo LOC) ±§	0.27%	1/1/1932	0	0	30,000	30,000	30,000	30,000
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water Revenue, Assured Guaranty)	5.00%	4/1/2018	0	0	1,000,000	1,098,210	1,000,000	1,098,210
				21,428,815		22,266,337		43,695,152
North Carolina: 0.6%
Charlotte NC COP (Lease Appropriation)	4.00%	6/1/2017	0	0	140,000	149,428	140,000	149,428
Forsyth County NC (Lease Appropriation) §	5.00%	10/1/2016	0	0	2,000,000	2,259,340	2,000,000	2,259,340
Nash County NC Health Care System (Hospital Revenue, First Security Bank Insured)	5.00%	11/1/2014	0	0	1,600,000	1,724,688	1,600,000	1,724,688
North Carolina Eastern Municipal Power Agency RRB, Power Systems Project, Series 2009B (Electric Revenue)	5.00%	1/1/2017	1,000,000	1,076,970	0	0	1,000,000	1,076,970
North Carolina Eastern Municipal Power Agency Series B (Electric Revenue, FGIC Insured)	5.50%	1/1/2017	0	0	320,000	320,429	320,000	320,429
				1,076,970		4,453,885		5,530,855
North Dakota: 0.1%
Mercer County ND Antelope Valley Station (Electric Revenue LOC)	7.20%	6/30/2013	0	0	780,000	855,091	780,000	855,091
Ohio: 1.6%
Akron Bath Copley OH Joint Township Akron General Health Systems (HCFR)	5.00%	1/1/2014	0	0	500,000	516,820	500,000	516,820
American Municipal Power Ohio Incorporated Series A (Electric Revenue)	5.00%	2/1/2012	0	0	4,000,000	4,251,560	4,000,000	4,251,560
Buckeye OH Tobacco Settlement Finance Authority RB, Series A-2 (Tobacco Settlement Funded)	5.13%	6/1/2024	1,000,000	898,460	0	0	1,000,000	898,460
Cleveland OH Municipal School District (Property Tax Revenue, NATL-RE Insured) §	5.00%	12/1/2017	0	0	1,445,000	1,524,114	1,445,000	1,524,114
Columbus, OH American Municipal Power-Ohio, Inc. RB, Electricity Purchase Project, Series A (Utility Revenue)	5.00%	2/1/2012	1,000,000	1,062,890	0	0	1,000,000	1,062,890
Franklin County OH Children’s Hospital Project (HCFR)	10.38%	6/1/2013	0	0	855,000	953,376	855,000	953,376
Ohio State Water Development Authority (Water Revenue)	4.00%	6/1/2015	0	0	1,175,000	1,294,733	1,175,000	1,294,733
Ohio State Water Development Authority (Water Revenue)	5.50%	6/1/2021	0	0	1,040,000	1,248,572	1,040,000	1,248,572
Ohio State Water Development Authority Series B (Water Revenue)	5.00%	6/1/2016	0	0	3,000,000	3,449,880	3,000,000	3,449,880
RiverSouth OH Authority Lazarus Building Redevelopment Series A (Other Revenue)	5.75%	12/1/2027	0	0	950,000	853,860	950,000	853,860
				1,961,350		14,092,915		16,054,265
Oklahoma: 0.5%
McClain County OK Economic Development Authority Blanchard Public Schools Project (Lease Revenue)	4.50%	9/1/2016	0	0	400,000	417,916	400,000	417,916
McClain County OK Economic Development Authority Newcastle Public Schools Project (Lease Revenue)	5.00%	9/1/2012	0	0	350,000	371,123	350,000	371,123
McGee Creek Authority OK Water Revenue (Water Revenue, NATL-RE Insured)	6.00%	1/1/2023	0	0	1,500,000	1,615,515	1,500,000	1,615,515
Oklahoma Housing Financial Authority SFHRB (Housing Revenue)	7.10%	9/1/2016	140,000	146,313	0	0	140,000	146,313
Okmulgee OK Municipal Authority Series A (Utility/Tax Revenue)	5.00%	12/1/2024	0	0	2,500,000	2,617,075	2,500,000	2,617,075
				146,313		5,021,629		5,167,942
Pennsylvania: 3.3%
Allegheny County PA IDA Environmental (IDR)	6.50%	5/1/2017	0	0	2,000,000	2,043,560	2,000,000	2,043,560
Allegheny County PA Series C-59B (Property Tax Revenue, First Security Bank Insured) ±	0.74%	11/1/2026	0	0	3,000,000	2,471,250	3,000,000	2,471,250
Allegheny County, PA Hospital Development Authority RB, University of Pittsburgh MEducation Ctr., Series A (Hospital Revenue)	0.05%	6/15/2018	2,000,000	2,036,600	0	0	2,000,000	2,036,600
Allegheny County, PA Hospital Development Authority RB, University of Pittsburgh MEducation Ctr., Series B (Hospital Revenue)	5.00%	6/15/2018	4,000,000	4,145,160	0	0	4,000,000	4,145,160
Beaver County, PA Industrial Development Authority P Beapol (Resource Recovery Revenue) ±	3.00%	10/1/1947	0	0	1,000,000	1,005,810	1,000,000	1,005,810
Beaver County, PA Industrial Development Authority PCRRB, FirstEnergy Generation Corporation Project, Series 2008-B	3.00%	10/1/1947	1,600,000	1,609,296	0	0	1,600,000	1,609,296
Chester County PA Avon Grove Charter School Project Series A (Other Revenue)	5.65%	12/15/2017	0	0	880,000	820,204	880,000	820,204
Chester County PA Avon Grove Charter School Project Series A (Other Revenue)	6.38%	12/15/1937	0	0	520,000	436,930	520,000	436,930
Chester County PA Renaissance Academy Project Series A (Private Schools Revenue)	5.63%	10/1/2015	0	0	350,000	330,971	350,000	330,971
Delaware County PA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10%	7/1/2013	0	0	1,785,000	1,785,411	1,785,000	1,785,411
Delaware Valley PA Regional Financial Authority Series D (Other Revenue, Bayerische Landesbank LOC) ±§	0.32%	12/1/2020	0	0	1,000,000	1,000,000	1,000,000	1,000,000
Harrisburg PA Authority Resource Recovery Facility Capital Appreciation Limited Obligation Series C (Other Revenue) §^	4.43%	12/15/2010	0	0	1,500,000	1,438,320	1,500,000	1,438,320
Millcreek Richland Joint Authority PA Series B (Sewer Revenue, Radian Insured)	4.70%	8/1/2017	0	0	565,000	552,434	565,000	552,434
Pennsylvania Economic Development Financing Authority Waste Management Project (Other Revenue)	2.63%	12/1/1933	0	0	1,500,000	1,497,465	1,500,000	1,497,465
Pennsylvania State Turnpike Commission Department of General Services Series C (Toll Road Revenue)	1.29%	12/1/2014	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Pennsylvania State Department of General Services (Lease Revenue, First Security Bank Insured) §	5.25%	5/1/2016	0	0	985,000	1,055,260	985,000	1,055,260
Philadelphia Authority for Industrial Development First Philadelphia Charter High Series A (IDR)	5.30%	8/15/2017	0	0	1,210,000	1,176,689	1,210,000	1,176,689
Philadelphia PA Eighteenth Series AGC (Utilities Revenue, Guarantee Agreement) §	5.25%	8/1/2016	0	0	1,295,000	1,419,333	1,295,000	1,419,333
Philadelphia, PA Gas Works RRB, Series 8-A (Utilities Revenue)	5.00%	8/1/2015	1,000,000	1,041,790	0	0	1,000,000	1,041,790
Philadelphia, PA Gas Works RRB, Series 8-A (Utilities Revenue)	5.00%	8/1/2016	1,000,000	1,032,670	0	0	1,000,000	1,032,670
Philadelphia, PA Gas Works RRB, Series 8-A (Utilities Revenue)	5.25%	8/1/2017	1,225,000	1,273,767	0	0	1,225,000	1,273,767
Robinson Township PA Municipal Authority (Water & Sewer Revenue)	6.90%	5/15/2018	0	0	290,000	346,710	290,000	346,710
				11,139,283		22,380,347		33,519,630
Puerto Rico: 1.3%
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50%	12/1/2017	0	0	2,000,000	2,192,680	2,000,000	2,192,680
Puerto Rico Sales Tax Financing Corporation First Sub-Series A (Sales Tax Revenue) ±	5.00%	8/1/1939	0	0	10,000,000	10,484,600	10,000,000	10,484,600
				0		12,677,280		12,677,280
Rhode Island: 0.5%
Rhode Island Health & Educational Building RB, Providence Public School Financing, Series A (Educational Facilities Revenue)	5.00%	5/15/2022	2,425,000	2,503,764	0	0	2,425,000	2,503,764
Rhode Island State Health & Educational Building Corporation Providence Public School Financing Series A (Other Revenue, AGM Insured)	5.00%	5/15/2015	0	0	2,060,000	2,250,859	2,060,000	2,250,859
				2,503,764		2,250,859		4,754,623
South Carolina: 2.3%
Connector 2000 Association Incorporated Capital Appreciation Series B (Toll Road Revenue) §^	19.75%	1/1/2035	0	0	2,000,000	108,000	2,000,000	108,000
Connector 2000 Association Incorporated Capital Appreciation Series B (Toll Road Revenue) §^	21.31%	1/1/1936	0	0	500,000	26,150	500,000	26,150
Connector 2000 Association Incorporated Capital Appreciation Series B (Toll Road Revenue) §^	22.46%	1/1/1933	0	0	100,000	6,450	100,000	6,450
Connector 2000 Association Incorporated Capital Appreciation Series B (Toll Road Revenue) §^	23.91%	1/1/1932	0	0	1,130,000	77,970	1,130,000	77,970
Connector 2000 Association Incorporated Capital Appreciation Series B (Toll Road Revenue) §^	28.49%	1/1/1937	0	0	1,750,000	84,875	1,750,000	84,875
Connector 2000 Association Incorporated Capital Appreciation Series B (Toll Road Revenue) §^	29.37%	1/1/1938	0	0	2,000,000	86,400	2,000,000	86,400
Kershaw County SC Public Schools District Project (Lease Revenue, CIFG Insured) §	5.00%	12/1/2020	0	0	1,000,000	1,048,470	1,000,000	1,048,470
Lee County SC School Facilities Incorporated Series 2006 (Lease Revenue, Radian Insured)	6.00%	12/1/2016	0	0	740,000	773,552	740,000	773,552
McCormick County SC Health Care Center Project Prerefunded (HCFR)	8.00%	3/1/2019	0	0	1,465,000	1,786,289	1,465,000	1,786,289
Piedmont Municipal Power Agency SC Series B (Electric Revenue, NATL-RE Insured) §	5.25%	1/1/2011	0	0	500,000	501,355	500,000	501,355
Piedmont, SC Municipal Electric Power Agency RRB, Series A-3 (Electric Revenue)	5.25%	1/1/2019	3,500,000	3,708,495	0	0	3,500,000	3,708,495
South Carolina Jobs Economic Development Authority Palmetto Health Project (HCFR)	5.00%	8/1/2018	1,190,000	1,191,595	0	0	1,190,000	1,191,595
South Carolina Palmetto Health (Hospital Revenue) ±§	0.99%	8/1/1939	0	0	1,990,000	1,866,620	1,990,000	1,866,620
South Carolina State Education Assistance Authority Student Loan Series I (Student Loan Revenue)	5.00%	10/1/2024	0	0	3,750,000	3,769,838	3,750,000	3,769,838
South Carolina Transportation Infrastructure Bank RB, Series A (Transporation Revenue)	5.00%	10/1/2022	6,450,000	6,767,533	0	0	6,450,000	6,767,533
Tobacco Settlement Revenue Management Authority South Carolina (Tobacco Settlement Revenue)	5.00%	6/1/2018	0	0	1,090,000	1,091,755	1,090,000	1,091,755
				11,667,623		11,227,724		22,895,347
South Dakota: 0.4%
Lower Brule Sioux Tribe South Dakota Series B (Property Tax Revenue)	5.25%	5/1/2015	0	0	500,000	439,875	500,000	439,875
South Dakota Electric Systems RB, Heartland Consumers Power District Project, Prerefunded Series 1979 (Electric Revenue)	7.00%	1/1/2016	3,185,000	3,699,442	0		3,185,000	3,699,442
				3,699,442		439,875		4,139,317
Tennessee: 2.0%
Elizabethton TN Health & Educational Development Facilities Series B (HCFR, NATL-RE Insured)	6.25%	7/1/2015	0	0	2,000,000	2,182,080	2,000,000	2,182,080
Jackson, TN Hospital RRB, Jackson-Madison Project (Hospital Revenue)	5.25%	4/1/2018	1,000,000	1,056,080	0	0	1,000,000	1,056,080
Lewisburg TN Industrial Development Board Waste Management Incorporated Project (Resource Recovery Revenue)	1.00%	6/1/2012	0	0	1,250,000	1,250,213	1,250,000	1,250,213
Sevier County TN Public Building Authority Series K-1 (Other Revenue) ±§	0.48%	3/1/1934	0	0	1,000,000	1,000,000	1,000,000	1,000,000
Shelby County TN Health Educational & Housing Facilities Board LE Bonhuer Children’s Medical Center Series D (HCFR, NATL-RE Insured)	5.50%	8/15/2019	0	0	725,000	846,923	725,000	846,923
Tennessee Energy Acquisition Corporation Gas RB, Series 2006A (Utilities Revenue)	5.25%	9/1/2015	3,000,000	3,029,220	0	0	3,000,000	3,029,220
Tennessee Energy Acquisition Corporation Gas RB, Series A (Utilities Revenue)	5.00%	9/1/2016	2,000,000	2,054,600	0	0	2,000,000	2,054,600
Tennessee Energy Acquisition Corporation Gas Revenue Series A (Other Revenue)	5.25%	9/1/2017	0	0	1,500,000	1,535,430	1,500,000	1,535,430
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00%	9/1/2015	0	0	4,150,000	4,341,191	4,150,000	4,341,191
Tennessee Energy Acquisition Corporation Series C (Natural Gas Revenue)	5.00%	2/1/2015	0	0	1,115,000	1,183,060	1,115,000	1,183,060
Tennessee Energy Acquisition Corporation Series C (Utility Revenue)	5.00%	2/1/2016	0	0	1,720,000	1,798,587	1,720,000	1,798,587
				6,139,900		14,137,484		20,277,384
Texas: 11.6%
Arlington TX Special Obligation Dallas Cowboys Series A (Sales Tax Revenue, NATL-RE Insured)	5.00%	8/15/1934	0	0	6,000,000	6,013,560	6,000,000	6,013,560
Austin TX Independent School District (Property Tax Revenue, PSF GTD Insured)	5.00%	8/1/2016	0	0	1,750,000	2,022,983	1,750,000	2,022,983
Austin TX Prior Lien (Airport Revenue, NALT-RE Insured) §	5.25%	11/15/2017	0	0	1,520,000	1,587,123	1,520,000	1,587,123
Bexar County TX Flood Control Series A (Property Tax Revenue) §	5.00%	6/15/2025	0	0	1,580,000	1,710,461	1,580,000	1,710,461
Bexar County TX Flood Control Series A (Property Tax Revenue) §	5.00%	6/15/2026	0	0	1,625,000	1,758,510	1,625,000	1,758,510
Collins County, TX Allen Independent School District Building GO, Series 2009 (General Obligation - Local)	0.05%	2/15/2021	1,000,000	1,126,310	0	0	1,000,000	1,126,310
Dallas/Fort Worth, TX International Airport RRB, Series 2009A (Airport Revenue)	0.05%	11/1/2023	1,000,000	1,045,230	0	0	1,000,000	1,045,230
Decatur TX Hospital Authority Hospital Revenue Series A (HCFR)	5.75%	9/1/2029	0	0	3,500,000	4,119,955	3,500,000	4,119,955
Eagle Pass TX (Other Revenue, AMBAC Insured)	5.25%	2/15/2014	0	0	1,640,000	1,726,444	1,640,000	1,726,444
El Paso TX (Property Tax Revenue)	5.00%	8/15/2018	0	0	1,185,000	1,321,868	1,185,000	1,321,868
Frisco TX Series A (Sewer Revenue, First Security Bank Insured) §	5.00%	2/15/2017	0	0	2,000,000	2,143,800	2,000,000	2,143,800
Garland, TX Refunding GO (General Obligation - Local)	0.05%	2/15/2021	4,605,000	5,019,035	0	0	4,605,000	5,019,035
Garza County TX Pubic Facilities Corporation (Lease Revenue)	5.25%	10/1/2014	0	0	1,000,000	1,026,090	1,000,000	1,026,090
Garza County TX Public Facilities Corporation (Lease Revenue)	5.50%	10/1/2016	0	0	1,000,000	1,064,770	1,000,000	1,064,770
Gateway Public Facilities Corporation Stonegate Villas Apartments Project (State & Local Governments, FNMA) ±§	4.55%	7/1/1934	0	0	6,750,000	7,302,015	6,750,000	7,302,015
Hidalgo County TX Drainage District (Property Tax Revenue, Guarantee Agreement) §	5.00%	9/1/2028	0	0	1,560,000	1,646,315	1,560,000	1,646,315
Houston TX Airport Series A (Airport Revenue) §	5.00%	7/1/2025	0	0	1,000,000	1,050,850	1,000,000	1,050,850
Houston TX Airport Series A (Airport Revenue) §	5.00%	7/1/2026	0	0	775,000	809,914	775,000	809,914
Houston TX Series A (Water & Sewer Revenue, NATL-RE Insured) §	5.25%	5/15/2023	0	0	700,000	738,451	700,000	738,451
Houston, TX Airport Systems Senior Lien RRB, Series 2009A (Airport Revenue)	0.05%	7/1/2020	2,125,000	2,278,425	0	0	2,125,000	2,278,425
Houston, TX Public Impt. Refunding GO, Series A (General Obligation - Local)	0.05%	3/1/2022	2,500,000	2,706,100	0	0	2,500,000	2,706,100
Lone Star College System Maintenance (Property Tax Revenue)	4.00%	9/15/2017	0	0	1,035,000	1,103,124	1,035,000	1,103,124
Lubbock TX Waterworks System Series A (Property Tax Revenue, First Security Bank Insured) §	5.00%	2/15/2018	0	0	1,005,000	1,120,987	1,005,000	1,120,987
Midtown Redevelopment Authority Texas (Tax Incremental Revenue, AMBAC Insured) §	5.00%	1/1/2020	0	0	1,495,000	1,560,765	1,495,000	1,560,765
Montgomery County TX Limited Tax Refunding GO (General Obligation - Local)	0.05%	3/1/2022	2,250,000	2,423,745	0	0	2,250,000	2,423,745
North Texas Health Facilities Development Corporation TX United Regional Health Care System (HFFA Revenue, First Security Bank Insured)	5.00%	9/1/2016	0	0	1,135,000	1,193,055	1,135,000	1,193,055
North Texas Tollway Authority First Tier Putable Series L2 (Toll Road Revenue) ±	6.00%	1/1/1938	0	0	5,000,000	5,530,250	5,000,000	5,530,250
North Texas Tollway Authority First Tier Series E3 (Other Revenue) ±	5.75%	1/1/1938	0	0	4,100,000	4,583,595	4,100,000	4,583,595
SA Energy Acquisition Public Facility Corporation (Utility Revenue)	5.25%	8/1/2015	0	0	1,035,000	1,106,550	1,035,000	1,106,550
Sachse TX (Property Tax Revenue, Assured Guaranty) §	5.00%	2/15/2025	0	0	130,000	139,325	130,000	139,325
Texas Municipal Gas Acquisition & Supply Corporation I Series B (Natural Gas Revenue) ±	0.71%	9/15/2017	5,000,000	4,675,000	0	0	5,000,000	4,675,000
Texas Municipal Gas Acquisition & Supply Corporation I Series C (Natural Gas Revenue) ±§	1.62%	12/15/2026	0	0	735,000	504,945	735,000	504,945
Texas Municipal Gas Acquisition & Supply Corporation I Series D (Natural Gas Revenue)	5.63%	12/15/2017	5,000,000	5,353,900	0	0	5,000,000	5,353,900
Texas Municipal Gas Acquisition & Supply Corporation II (Natural Gas Revenue) ±	0.71%	9/15/2017	0	0	5,930,000	5,544,550	5,930,000	5,544,550
Texas Municipal Gas Acquisition & Supply Corporation II (Natural Gas Revenue) ±	0.87%	9/15/2017	0	0	8,000,000	7,402,000	8,000,000	7,402,000
Texas Municipal Gas Acquisition & Supply Corporation Series D (Natural Gas Revenue)	5.63%	12/15/2017	0	0	9,825,000	10,520,414	9,825,000	10,520,414
Texas Private Activity Surface Transportation Corporation (Toll Road Revenue)	7.50%	12/31/1931	0	0	3,500,000	3,794,630	3,500,000	3,794,630
Texas State PFA (Other Revenue)	5.00%	12/1/2012	0	0	425,000	429,114	425,000	429,114
Texas State PFA Charter School Kipp Incorporated Series A (Private School Revenue, ACA Insured) §	4.50%	2/15/2016	0	0	855,000	811,438	855,000	811,438
Texas State PFA Cosmos Foundation Series A (Other Revenue)	5.00%	2/15/2018	0	0	960,000	870,720	960,000	870,720
Texas Tech University RRB, Revenue Financing Systems, Series 12 (College & University Revenue)	0.05%	2/15/2022	1,000,000	1,092,790	0	0	1,000,000	1,092,790
Titus County TX Fresh Water Supply District No. 1 RB, Southwestern Electric Power Co. Project (Electric Revenue)	4.50%	7/1/2011	2,000,000	2,063,020	0	0	2,000,000	2,063,020
Tomball TX Independent School District (Property Tax Revenue, Permanent School Fund Guaranteed) ^	3.98%	2/15/2015	0	0	825,000	732,212	825,000	732,212
University of Houston TX (College & University Revenue) §	5.00%	2/15/2024	0	0	2,600,000	2,825,550	2,600,000	2,825,550
University of Houston TX Series A (College & University Revenue)	5.00%	2/15/2018	0	0	1,115,000	1,259,560	1,115,000	1,259,560
University of North Texas (College & University Revenue) §	5.25%	4/15/2025	0	0	2,095,000	2,241,441	2,095,000	2,241,441
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (HCFR, NATL-RE Insured)	5.00%	8/1/2016	0	0	635,000	687,216	635,000	687,216
				27,783,555		90,004,550		117,788,105
Utah: 0.6%
Intermountain Power Agency Utah Series A (Utilities Revenue, First Security Bank Insured) §	5.00%	6/1/2018	0	0	3,700,000	4,054,867	3,700,000	4,054,867
Utah County UT Lakeview Academy Series A (Other Revenue)	5.35%	7/15/2017	0	0	1,000,000	918,300	1,000,000	918,300
Utah County UT Lincoln Academy Series A (Other Revenue) ††	5.45%	6/15/2017	0	0	500,000	462,390	500,000	462,390
West Valley City UT Monticello Academy (Other Revenue) ††	6.38%	6/1/1937	0	0	1,000,000	851,020	1,000,000	851,020
				0		6,286,577		6,286,577
Virgin Islands: 0.9%
Virgin Islands Public Finance Authority RB, Series A (Other Revenue)	0.07%	10/1/2019	3,000,000	3,269,340	0	0	3,000,000	3,269,340
Virgin Islands Public Finance Authority RRB, Series C (Other Revenue)	0.05%	10/1/2017	5,000,000	5,105,250	0	0	5,000,000	5,105,250
Virgin Islands Matching Fund Loan Diago Series A (Other Revenue)	6.00%	10/1/2014	0	0	500,000	520,435	500,000	520,435
				8,374,590		520,435		8,895,025
Virginia: 1.0%
Chesapeake VA Hospital Authority Facilities General Hospital Series A (HCFR)	5.25%	7/1/2017	0	0	1,000,000	1,059,380	1,000,000	1,059,380
Chesterfield County VA IDA (IDR)	5.88%	6/1/2017	0	0	2,000,000	2,076,160	2,000,000	2,076,160
Louisa, VA Industrial Development Authority PCRRB, Virginia Electric & Power. Co. Project, Series A (Electric Revenue)	5.38%	11/1/2035	3,000,000	3,387,810	0	0	3,000,000	3,387,810
Marquis Community Development Authority VA (Other Revenue)	5.63%	9/1/2018	0	0	1,800,000	1,456,326	1,800,000	1,456,326
Reynolds Crossing Community Development Authority Reynolds Crossing Project (Special Tax Revenue)	5.10%	3/1/2021	0	0	750,000	694,651	750,000	694,651
Virginia College Building Authority (College & University Revenue)	5.00%	6/1/2013	0	0	55,000	56,880	55,000	56,880
Virginia College Building Authority (College & University Revenue)	5.00%	6/1/2015	0	0	210,000	212,373	210,000	212,373
Watkins Centre Community Development Authority VA (Other Revenue)	5.40%	3/1/2020	0	0	1,100,000	1,038,213	1,100,000	1,038,213
				3,387,810		6,593,983		9,981,793
Washington: 1.7%
Goat Hill Properties Government Office Building Project (Lease Revenue, NATL-RE Insured) §	5.00%	12/1/2021	0	0	1,410,000	1,480,415	1,410,000	1,480,415
Grant County Public Utility District # 2 Priest Rapids Series A (Electric Revenue, FGIC Insured) §	5.00%	1/1/2023	0	0	695,000	731,752	695,000	731,752
Grant County, WA School District No. 161 GO (General Obligation - Local)	5.00%	12/1/2022	1,900,000	2,046,737	0	0	1,900,000	2,046,737
King County WA Series A (Property Tax Revenue)	4.00%	12/1/2017	0	0	1,000,000	1,085,250	1,000,000	1,085,250
Quinault Indian Nation WA Series A (Other Revenue, ACA Insured)	0.06%	12/1/2015	0	0	2,225,000	1,925,226	2,225,000	1,925,226
Snohomish County WA Public Hospital District #3 Series A (Property Tax Revenue)	6.00%	6/1/2010	0	0	140,000	140,021	140,000	140,021
TES Properties Washington (Lease Revenue)	5.00%	12/1/2024	0	0	1,480,000	1,552,461	1,480,000	1,552,461
TES Properties Washington (Lease Revenue)	5.50%	12/1/2029	0	0	1,400,000	1,485,470	1,400,000	1,485,470
Tobacco Settlement Authority Washington Asset-Backed (Tobacco Settlement Funded Revenue)	5.50%	6/1/2012	0	0	500,000	517,330	500,000	517,330
Tobacco Settlement Authority Washington Asset-Backed (Tobacco Settlement Funded Revenue)	6.50%	6/1/2026	0	0	3,355,000	3,374,291	3,355,000	3,374,291
Washington State Higher Educational Facilities Authority Pacific Lutheran University (College & University Revenue, Radian Insured)	5.00%	11/1/2013	0	0	800,000	827,840	800,000	827,840
Washington State Higher Educational Facilities Authority Whitworth University Project (College & University)	5.00%	10/1/2015	0	0	1,010,000	1,060,833	1,010,000	1,060,833
Washington State Higher Educational Facilities Authority Pacific Lutheran University (College & University Revenue, Radian Insured)	5.00%	11/1/2014	0	0	1,055,000	1,077,167	1,055,000	1,077,167
				2,046,737		15,258,056		17,304,793
West Virginia: 0.3%
West Virginia Appalachian Power Company Amos Series C (Utilities Revenue) ±	4.85%	5/1/2019	0	0	2,000,000	2,098,800	2,000,000	2,098,800
West Virginia School Building Authority (Other Revenue) §	5.25%	6/1/2020	0	0	1,100,000	1,219,999	1,100,000	1,219,999
				0		3,318,799		3,318,799
Wisconsin: 1.2%
Kenosha WI USD 001 Series A (Property Tax Revenue)	4.50%	4/1/2015	0	0	1,620,000	1,748,434	1,620,000	1,748,434
St. Croix Falls WI Community Development Authority (Lease Revenue)	4.40%	12/1/2010	0	0	75,000	76,596	75,000	76,596
Wisconsin Health & Educational Facilities Authority Aurora Health Care Incorporated B (Hospital Revenue) ±	5.13%	8/15/2027	0	0	4,500,000	4,627,620	4,500,000	4,627,620
Wisconsin Health & Educational Facilities Authority Aurora Healthcare Inc. Series B (Hospital Revenue)	5.13%	8/15/2027	2,000,000	2,056,720	0	0	2,000,000	2,056,720
Wisconsin Health & Educational Facilities Authority Bell Tower Residence Project (Hospital Revenue)	4.75%	7/1/2015	0	0	890,000	948,891	890,000	948,891
Wisconsin Health & Educational Facilities Authority Series B (Hospital Revenue) ±§(m)(n)	0.72%	6/1/2019	0	0	2,650,000	2,477,750	2,650,000	2,477,750
Wisconsin Housing & Economic Development Authority Series E (Housing Revenue)	4.00%	5/1/2013	0	0	20,000	21,072	20,000	21,072
Wisconsin Housing & Economic Development Authority Series E (Housing Revenue)	4.15%	5/1/2015	0	0	210,000	222,266	210,000	222,266
				2,056,720		10,122,629		12,179,349
Total Municipal Bonds & Notes (Cost $240,404,159, $725,617,912 and $966,022,071, respectively)				248,594,676		734,984,022		983,578,698

Short-Term Investments: 1.4%			Shares		Shares		Shares
Mutual Funds: 1.4%
Evergreen Institutional Municipal Money Market Fund, Class I q ø	0.19%	1/4/2010	3,310,630	3,310,630	0	0		3,310,630
Wells Fargo Advantage National Tax-Free Money Market Trust ~ø	0.09%	1/5/2050	0	0	10,403,145	10,403,145		10,403,145
Total Short-Term Investments (Cost $3,310,630, $10,403,145 and $13,713,775, respectively)				3,310,630		10,403,145		13,713,775
Total Investments in Securities (Cost $243,714,789, 736,021,057 and $979,735,846, respectively) 98.8%				251,905,306		745,387,167		997,292,473
Other Assets and Liabilities, Net, 1.2%				2,041,379		(555,480)		1,485,899
Total Net Assets 100.0%				$253,946,685		$744,831,687		$998,778,372

^	Zero coupon bond. Interest rate presented is yield to maturity.
±	Variable rate investments.
§	These securities are subject to a demand feature which reduces the effective maturity.
††	Securities that may be resold to “qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
‡‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
~

This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. Wells Fargo Advantage Intermediate Tax/AMT-Free Fund does not pay an investment advisory fee for such investments.

q	Rate shown is the 7-day annualized yield at period end.
ø	Investment in affiliate

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corporation
COP	Certificate of Participation
GO	General Obligation
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Agency
IDR	Industrial Development Revenue
MBIA	Municipal Bond Insurance Association
RB	Revenue Bond
RRB	Refunding Revenue Bond
USD	Unified School District
XLCA	XL Capital Assurance

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs of investments utilized in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as follows:

•     Level 1 – quoted prices in active markets for identical investments

•     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the inputs used in valuing each Fund’s investments in securities, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Evergreen Short Intermediate Municipal Bond Fund
Debt securities issued by states in the U.S. and its political subdivisions	$0	$248,594,676	$0	$248,594,676
Short-term investments	3,310,630	0	0	3,310,630
	$3,310,630	$248,594,676	$0	$251,905,306
Wells Fargo Advantage Intermediate Tax/AMT - Free Fund
Debt securities issued by states in the U.S. and its political subdivisions	$0	$734,984,021	$0	$734,984,021
Short-term investments	10,403,145	0	0	10,403,145
	$10,403,145	$734,984,021	$0	$745,387,166

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities – December 31, 2009 (unaudited)

	Evergreen Intermediate Municipal Bond Fund	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Proforma Adjustments		Wells Fargo Advantage Intermediate Tax/AMT-Free Fund Pro Forma
Assets
Investments
In securities (including securities on loan)	$248,594,676	$734,984,022			$983,578,698
In affiliates	3,310,630	10,403,145			13,713,775
Total investments at market value (see cost below)	251,905,306	745,387,167			997,292,473
Receivable for Fund shares issued	137,805	4,173,400			4,311,205
Receivable for interest	2,771,141	8,984,919			11,756,060
Receivable for investments sold	-	5,700,601			5,700,601
Prepaid expenses and other assets	34,527	-			34,527
Total assets	254,848,779	764,246,087			1,019,094,866
Liabilities
Dividends payable	778,144	568,975			1,347,119
Payable for investments purchased	-	7,382,462			7,382,462
Payable for Fund shares redeemed	67,049	1,141,632			1,208,681
Payable to investment advisor and affiliates	5,942	316,745			322,687
Due to custodian bank	6,479	9,852,220			9,858,699
Accrued expenses and other liabilities	44,480	152,366			196,846
Total liabilities	902,094	19,414,400			20,316,494
Total net assets	$253,946,685	$744,831,687			$998,778,372
NET ASSETS CONSIST OF
Paid-in capital	$269,469,958	$744,643,813			$1,014,113,771
Overdistributed net investment income	(720,270)	(7,902)			(728,172)
Accumulated net realized loss on investments	(22,993,520)	(9,170,334)			(32,163,854)
Net unrealized appreciation of investments	8,190,517	9,366,110			17,556,627
Total net assets	$253,946,685	$744,831,687			$998,778,372
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$35,856,726	$143,597,530	16,113,123	A, C, E	$195,567,379
Shares outstanding – Class A	578,506	13,419,455	4,278,171	B	18,276,132
Net asset value per share – Class A	$61.98	$10.70			$10.70
Maximum offering price per share – Class A (based on a sales charge of 4.75%, 3.00% and 3.00%, respectively)	$65.07	$11.03			$11.03
Net assets – Class B	$6,404,954		(6,404,954)	C
Shares outstanding – Class B	103,336		(103,336)	B
Net asset value per share – Class B	$61.98
Net assets – Class C	$13,649,609	$17,337,952			$30,987,561
Shares outstanding – Class C	220,219	1,620,301	1,055,386	B	2,895,906
Net asset value per share – Class C	$61.98	$10.70			$10.70
Net assets – Class I	$188,327,227		(188,327,227)	D
Shares outstanding – Class I	3,038,424		(3,038,424)	B
Net asset value per share – Class I	$61.98
Net assets – Class IS	$9,708,169		(9,708,169)	E
Shares outstanding – Class IS	156,630		(156,630)	B
Net asset value per share – Class IS	$61.98
Net assets – Administrator Class		$97,892,759	188,327,227	D	$286,219,986
Shares outstanding – Administrator Class		9,142,624	17,588,682	B	26,731,306
Net asset value per share – Administrator Class		$10.71			$10.71
Net assets – Institutional Class		$15,605,425			$15,605,425
Shares outstanding – Institutional Class		1,457,307			1,457,307
Net asset value per share – Institutional Class		$10.71			$10.71
Net assets – Investor Class		$470,398,021			$470,398,021
Shares outstanding – Investor Class		43,976,759			43,976,759
Net asset value per share – Investor Class		$10.70			$10.70
Investments, at cost	$243,714,789	$736,021,057			$979,735,846

[1]	Each Fund has an unlimited number of authorized shares.

A - Reflects the merger of shares of target fund into shares of the surviving fund.

B - Reflects impact of converting shares of target fund into shares of the surviving fund.

C - Reflects the merger of Class B of target fund into Class A of the surviving fund.

D - Reflects the merger of Class I of target fund into Administrator Class of the surviving fund.

E - Reflects the merger of Class IS of target fund into Class A of the surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Intermediate Tax/AMT Free Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations – For the Twelve Months Ended December 31, 2009 (Unaudited)

	Evergreen Intermediate Municipal Bond Fund	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Proforma Adjustments		Wells Fargo Advantage Intermediate Tax/AMT-Free Fund Pro Forma
Investment income
Interest	$11,728,513	$26,514,804			$38,243,317
Income from affiliated securities	51,557	22,803			74,360
Total investment income	11,780,070	26,537,607			38,317,677
Expenses
Advisory fees	1,292,212	2,008,982	(464,832)	A	2,836,362
Administration fees
Fund level	259,302	289,761	(131,930)	A	417,133
Class A		212,388	62,660	B	275,048
Class C		19,374	16,712	B	36,086
Administrator Class		35,354	191,292	B	226,646
Institutional Class		6,303			6,303
Investor Class		937,347	(167,230)	C	770,117
Custody fees		92,256	(75,571)	A	16,685
Shareholder servicing fees
Class A	95,682	290,390	43,690	B	429,762
Class B	16,740		(16,740)	D
Class C	29,811	26,637			56,448
Class IS	24,690		(24,690)	D
Administrator Class		88,387	478,228	B	566,615
Investor Class		1,008,704	4,608	B	1,013,312
Accounting fees	68,544	62,039	(99,298)	A	31,285
Distribution fees
Class B	50,221		(50,221)	D
Class C	89,434	80,640			170,074
Professional fees	39,043	49,070	(17,088)	E	71,025
Printing and postage expenses	27,612	88,135	(28,937)	E	86,810
Registration fees	95,677	44,606	(75,719)	E	64,564
Trustees’ fees	3,118	11,674	2,105	F	16,897
Transfer agent fees	93,334		(93,334)	G
Interest expense	4,016
Other fees and expenses	11,706	15,796	(4,638)	E	22,864
Total expenses	2,201,142	5,367,843	(450,933)		7,114,036
Less
Expense reductions	(92)				(92)
Waived fees and/or reimbursed expenses	(128)	(1,083,901)	(146,968)	H	(1,230,997)
Net expenses	2,200,922	4,283,942	(597,901)		5,882,947
Net investment income	9,579,148	22,253,665	597,901		32,434,730
Realized and unrealized gain (loss) on investments
Net realized gain (loss) from
Unaffiliated securities	(122,375)	(435,394)			(557,769)
Futures transactions	0	(1,090,542)			(1,090,542)
Net realized loss from investments	(122,375)	(1,525,936)			(1,648,311)
Net change in unrealized appreciation (depreciation) of
Unaffiliated securities	21,572,589	55,234,353			76,806,942
Futures transactions	0	1,122,355			1,122,355
Net change in unrealized appreciation (depreciation) of investments	21,572,589	56,356,708			77,929,297
Net realized and unrealized gain on investments	21,450,214	54,830,772			76,280,986
Net increase in net assets resulting from operations	$31,029,362	$77,084,437	597,901		$108,715,716

A	Reflects a decrease based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
B	Reflects an increase based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
C	Reflects a decrease based on the surviving fund’s fee schedule and the class level average net assets of the combined surviving fund.
D	Reflects the elimination of class level fees which does not exist in the combined surviving fund.
E	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
F	Reflects an increase based on the expected fixed costs of the combined surviving fund
G	Reflects a decrease as this fee is included in the administration fee of the combined surviving fund.
H	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

December 31, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (“Wells Fargo Intermediate Fund”) and Evergreen Intermediate Municipal Bond Fund (“Evergreen Intermediate Fund”) (each, a “Fund”) at December 31, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Evergreen Intermediate Fund . Each Reorganization provides for the acquisition of all the assets and all the liabilities of Evergreen Intermediate Fund by Wells Fargo Intermediate Fund, in a tax-free exchange for shares of Wells Fargo Intermediate Fund at net asset value. As a result of the Reorganization, existing Class A, Class B, Class C, Class I and Class IS shareholders of Evergreen Intermediate Fund would become shareholders of Class A, Class A, Class C, Administrator Class and Class A, respectively, of Wells Fargo Intermediate Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo Intermediate Fund and Evergreen Intermediate Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on December 31, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 10 – Pro Forma Operating Expenses.

Following the Reorganization, Wells Fargo Intermediate will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen Intermediate in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by the Wells Fargo Funds Management, LLC (“Funds Management”) and/or Evergreen Investment Management Company, LLC (“EIMC”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo Intermediate Fund. As of December 31, 2009, securities held by Evergreen Intermediate Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo Intermediate Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and representative of the securities’ market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion or discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3.	FUTURES CONTRACTS

The Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

4.	WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

5.	FEDERAL TAXES

Each of the Funds has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo Intermediate Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Evergreen Intermediate and Wells Fargo Intermediate Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

As of September 30, 2009, Evergreen Intermediate Fund and Wells Fargo Intermediate Fund had $23,273,994 and $10,822,108, respectively, in capital loss carryovers for federal income tax purposes.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

6.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo Intermediate Fund that would have been issued at December 31, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Evergreen Intermediate Fund as of December 31, 2009, divided by the net asset value per share of the shares of Wells Fargo Intermediate Fund as of December 31, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at December 31, 2009:

Class of Shares	Shares of Wells Fargo Intermediate Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class A	13,419,455	4,856,677	18,276,132
Class C	1,620,301	1,275,605	2,895,906
Administrator Class	9,142,624	17,588,682	26,731,306
Institutional Class	1,457,307	0	1,457,307
Investor Class	43,976,759	0	43,976,759
7.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve months ending December 31, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo Intermediate Fund and Evergreen Intermediate Fund for the twelve months ended December 31, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended December 31, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo Intermediate Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

8.	REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

Funds Management does not expect that any of these legal actions, inquiries or investigations currently pending or threatened would or will have a material adverse impact on the financial position or operations of any of the Wells Fargo Advantage funds to which these pro forma financial statements relate.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Evergreen Mid Cap Growth Fund in exchange for shares of Wells Fargo Advantage Mid Cap Growth Fund. The period presented covers the period from November 1, 2008 through October 31, 2009 and reflects financial information assuming the merger takes place.

Wells Fargo Advantage Mid Cap Growth Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments - October 31, 2009 (unaudited)

				Evergreen Mid Cap Growth Fund		Wells Fargo Advantage Mid Cap Growth Fund		Wells Fargo Advantage Mid Cap Growth Fund Pro Forma
				Shares	Value	Shares	Value	Shares	Value
Common Stocks 96.59%
Aerospace & Defense 1.14%
Goodrich Corporation				93,400	$5,076,290	0	$0	93,400	$5,076,290

Apparel & Accessory Stores 7.22%
Aeropostale Incorporated	†			124,400	4,668,732	0	0	124,400	4,668,732
American Eagle Outfitters Incorporated	†			0	0	41,200	720,588	41,200	720,588
Chico’s FAS Incorporated	†			510,200	6,096,890	0	0	510,200	6,096,890
Coach Incorporated				205,422	6,772,763	0	0	205,422	6,772,763
Deckers Outdoor Corporation	†			28,400	2,546,628	0	0	28,400	2,546,628
Hanesbrands Incorporated	†			298,400	6,451,408	0	0	298,400	6,451,408
Phillips-Van Heusen Corporation	†			0	0	31,300	1,256,695	31,300	1,256,695
Ross Stores Incorporated				79,500	3,498,795	0	0	79,500	3,498,795
					30,035,216		1,977,283		32,012,499

Automotive Dealers & Gasoline Service Stations 0.36%
Advance Auto Parts Incorporated	†			0	0	43,300	1,613,358	43,300	1,613,358

Biopharmaceuticals 4.60%
Acorda Therapeutics Incorporated	†			0	0	31,500	684,495	31,500	684,495
Cephalon Incorporated	†			0	0	11,800	644,044	11,800	644,044
Charles River Laboratories International Incorporated	†			176,600	6,449,432	0	0	176,600	6,449,432
Dun & Bradstreet Corporation				84,000	6,431,040	0	0	84,000	6,431,040
Life Technologies Corporation	†			106,700	5,033,039	0	0	106,700	5,033,039
Vertex Pharmaceuticals Incorporated	†			0	0	35,100	1,177,956	35,100	1,177,956
					17,913,511		2,506,495		20,420,006

Business Services 9.89%
Activision Blizzard Incorporated	†			0	0	161,300	1,746,879	161,300	1,746,879
Alliance Data Systems Corporation	†			0	0	39,900	2,193,702	39,900	2,193,702
Cognizant Technology Solutions Corporation Class A	†			193,300	7,471,045	68,900	2,662,985	262,200	10,134,030
F5 Networks Incorporated	†			163,928	7,358,728	0	0	163,928	7,358,728
Fiserv Incorporated	†			67,400	3,091,638	0	0	67,400	3,091,638
Gartner Incorporated				0	0	148,518	2,765,405	148,518	2,765,405
Global Payments Incorporated				121,600	5,986,368	0	0	121,600	5,986,368
Lawson Software Incorporated	†			0	0	253,500	1,599,585	253,500	1,599,585
Manpower Incorporated				0	0	17,500	829,675	17,500	829,675
Netflix Incorporated	†			0	0	14,400	769,680	14,400	769,680
SAIC Incorporated	†			167,200	2,961,112	0	0	167,200	2,961,112
TeleTech Holdings Incorporated	†			0	0	52,475	938,778	52,475	938,778
Total System Services Incorporated				0	0	113,000	1,804,610	113,000	1,804,610
Western Union Company				93,600	1,700,712	0	0	93,600	1,700,712
					28,569,603		15,311,299		43,880,902

Casino & Gaming 1.59%
Penn National Gaming Incorporated	†			0	0	29,300	736,309	29,300	736,309
WMS Industries Incorporated	†			126,500	5,057,470	31,713	1,267,886	158,213	6,325,356
					5,057,470		2,004,195		7,061,665

Chemicals & Allied Products 5.24%
Agrium Incorporated	«			106,600	5,004,870	0	0	106,600	5,004,870
Airgas Incorporated				103,200	4,577,952	21,300	944,868	124,500	5,522,820
Celanese Corporation Class A	†			0	0	37,500	1,029,375	37,500	1,029,375
CF Industries Holdings Incorporated				53,000	4,412,250	0	0	53,000	4,412,250
Church & Dwight Company				73,100	4,157,928	0	0	73,100	4,157,928
Ecolab Incorporated				0	0	42,600	1,872,696	42,600	1,872,696
Perrigo Company	†			0	0	33,300	1,238,427	33,300	1,238,427
					18,153,000		5,085,366		23,238,366

Commercial Services 0.81%
Live Nation Incorporated	†			0	0	242,026	1,611,893	242,026	1,611,893
Verisk Analytics Incorporated Class A	†			0	0	30,600	839,358	30,600	839,358
Wright Express Corporation	†			0	0	40,516	1,130,802	40,516	1,130,802
					0		3,582,053		3,582,053

Communications 4.08%
American Tower Corporation, Class A	†			122,400	4,506,768	0	0	122,400	4,506,768
Equinix Incorporated	†			0	0	13,600	1,160,352	13,600	1,160,352
Liberty Media Holding Corporation - Interactive, Ser. A	†			290,200	3,290,868	0	0	290,200	3,290,868
MetroPCS Communications Incorporated	†			0	0	96,000	598,080	96,000	598,080
NII Holdings Incorporated	†			0	0	117,174	3,155,496	117,174	3,155,496
SBA Communications Corporation Class A	†			0	0	94,700	2,671,487	94,700	2,671,487
Syniverse Holdings Incorporated	†			158,500	2,715,105	0	0	158,500	2,715,105
					10,512,741		7,585,415		18,098,156

Drilling Oil & Natural Gas Wells 0.24%
Noble Corporation				0	0	26,200	1,067,388	26,200	1,067,388

E-Commerce/Services 2.29%
GSI Commerce Incorporated	†			0	0	143,500	2,722,195	143,500	2,722,195
Priceline.com Incorporated	†			39,200	6,185,368	8,000	1,262,320	47,200	7,447,688
					6,185,368		3,984,515		10,169,883

Educational Services 2.55%
Apollo Group Incorporated Class A	†			0	0	32,400	1,850,040	32,400	1,850,040
ITT Educational Services Incorporated	†			23,400	2,114,190	0	0	23,400	2,114,190
Strayer Education Incorporated	«			30,700	6,231,179	5,500	1,116,335	36,200	7,347,514
					8,345,369		2,966,375		11,311,744

Electric, Gas & Sanitary Services 1.22%
AES Corporation	†			245,600	3,209,992	0	0	245,600	3,209,992
CMS Energy Corporation				167,000	2,221,100	0	0	167,000	2,221,100
					5,431,092		0		5,431,092

Electronic & Other Electrical Equipment & Components, Except Computer Equipment 9.52%
Acuity Brands Incorporated	«†			0	0	29,236	925,612	29,236	925,612
Altera Corporation				325,000	6,431,750	0	0	325,000	6,431,750
Amphenol Corporation, Class A				85,100	3,414,212	0	0	85,100	3,414,212
Broadcom Corporation, Class A	†			204,400	5,439,084	0	0	204,400	5,439,084
Cooper Industries plc				129,900	5,025,831	0	0	129,900	5,025,831
Dolby Laboratories Incorporated Class A	†			0	0	25,000	1,048,500	25,000	1,048,500
Energizer Holdings Incorporated	†			34,100	2,075,667	0	0	34,100	2,075,667
GrafTech International Limited	†			365,100	4,928,850	0	0	365,100	4,928,850
Marvell Technology Group Limited	†			359,300	4,929,596	43,600	598,192	402,900	5,527,788
Microsemi Corporation				0	0	145,652	1,938,628	145,652	1,938,628
PMC-Sierra Incorporated	†			0	0	262,900	2,239,908	262,900	2,239,908
Solera Holdings Incorporated	†			0	0	64,283	2,071,198	64,283	2,071,198
Thomas & Betts Corporation				0	0	34,600	1,183,666	34,600	1,183,666
					32,244,990		10,005,704		42,250,694

Engineering, Accounting, Research Management & Related Services 2.82%
IHS Incorporated	†			0	0	53,700	2,779,512	53,700	2,779,512
Jacobs Engineering Group Incorporated	†			148,600	6,284,294	0	0	148,600	6,284,294
Resources Connection Incorporated				0	0	130,402	2,252,043	130,402	2,252,043
URS Corporation				0	0	30,400	1,181,344	30,400	1,181,344
					6,284,294		6,212,899		12,497,193

Food & Kindred Products 3.36%
Del Monte Foods Company				393,700	4,251,960	0	0	393,700	4,251,960
Hershey Company				107,000	4,043,530	0	0	107,000	4,043,530
Whole Foods Market Incorporated	†			206,400	6,617,184	0	0	206,400	6,617,184
					14,912,674		0		14,912,674

General Merchandise Stores 0.19%
Big Lots Incorporated				0	0	34,000	851,700	34,000	851,700

Health Services 0.98%
Humana Incorporated	†			0	0	26,600	999,628	26,600	999,628
Medco Health Solutions Incorporated	†			59,900	3,361,588	0	0	59,900	3,361,588
					3,361,588		999,628		4,361,216

Home Furniture, Furnishings & Equipment Stores 0.19%
Bed Bath & Beyond Incorporated	†			0	0	24,200	852,082	24,200	852,082

Hotels, Rooming Houses, Camps & Other Lodge Places 0.29%
Las Vegas Sands Corporation	«†			0	0	35,100	529,659	35,100	529,659
Starwood Hotels & Resorts Worldwide Incorporated	†			0	0	25,600	743,936	25,600	743,936
					0		1,273,595		1,273,595

Industrial & Commercial Machinery & Computer Equipment 10.65%
Ansys Incorporated	†			163,100	6,618,598	0	0	163,100	6,618,598
Bucyrus International Incorporated Class A	†			0	0	26,600	1,181,572	26,600	1,181,572
Cameron International Corporation	†			125,100	4,624,947	0	0	125,100	4,624,947
Cummins Incorporated				101,900	4,387,814	0	0	101,900	4,387,814
GameStop Corporation Class A	†			0	0	52,400	1,272,796	52,400	1,272,796
Gardner Denver Incorporated	†			0	0	56,802	2,039,760	56,802	2,039,760
Joy Global Incorporated				92,400	4,657,884	0	0	92,400	4,657,884
McAfee Incorporated	†			76,300	3,195,444	0	0	76,300	3,195,444
NICE-Systems Limited, ADS	†			207,000	6,410,790	0	0	207,000	6,410,790
Pall Corporation				154,300	4,897,482	0	0	154,300	4,897,482
Scientific Games Corporation Class A	†			0	0	155,900	2,193,513	155,900	2,193,513
Timken Company	†			0	0	28,900	636,667	28,900	636,667
W.W. Grainger Incorporated				54,800	5,136,404	0	0	54,800	5,136,404
					39,929,363		7,324,308		47,253,671

Insurance Carriers 1.49%
Allied World Assurance Holdings	†			0	0	14,400	644,544	14,400	644,544
The Hanover Insurance Group Incorporated	†			0	0	30,000	1,262,100	30,000	1,262,100
Torchmark Corporation				51,100	2,074,660	0	0	51,100	2,074,660
Unum Group				132,500	2,643,375	0	0	132,500	2,643,375
					4,718,035		1,906,644		6,624,679

Legal Services 0.51%
FTI Consulting Incorporated	†			0	0	55,728	2,274,260	55,728	2,274,260

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods 3.57%
Becton, Dickinson & Company				50,400	3,445,344	0	0	50,400	3,445,344
Boston Scientific Corporation	†			0	0	193,800	1,573,656	193,800	1,573,656
DENTSPLY International Incorporated	†			0	0	36,800	1,212,928	36,800	1,212,928
Edwards Lifesciences Corporation	†			45,300	3,485,382	0	0	45,300	3,485,382
PerkinElmer Incorporated				0	0	50,400	937,944	50,400	937,944
St. Jude Medical Incorporated	†			99,800	3,401,184	0	0	99,800	3,401,184
STERIS Corporation				61,600	1,802,416	0	0	61,600	1,802,416
					12,134,326		3,724,528		15,858,854

Medical Management Services 1.38%
Express Scripts Incorporated	†			63,300	5,058,936	13,500	1,078,920	76,800	6,137,856

Medical Products 1.82%
Allergan Incorporated				0	0	26,400	1,485,000	26,400	1,485,000
Illumina Incorporated	†			0	0	19,200	616,320	19,200	616,320
Inverness Medical Innovations Incorporated	«†			126,200	4,796,862	30,418	1,156,188	156,618	5,953,050
					4,796,862		3,257,508		8,054,370

Miscellaneous Retail 0.17%
Dick’s Sporting Goods Incorporated	†			0	0	33,200	753,308	33,200	753,308

Motion Pictures 0.86%
DreamWorks Animation SKG Incorporated	†			0	0	42,600	1,363,200	42,600	1,363,200
National Cinemedia Incorporated	†			0	0	152,602	2,441,632	152,602	2,441,632
					0		3,804,832		3,804,832

Oil & Gas Extraction 3.49%
Alpha Natural Resources Incorporated	†			1	34	0	0	1	34
Concho Resources Incorporated	†			0	0	33,000	1,257,630	33,000	1,257,630
Continental Resources Incorporated	†			0	0	30,000	1,116,300	30,000	1,116,300
National Oilwell Varco Incorporated	†			105,900	4,340,841	0	0	105,900	4,340,841
Oceaneering International Incorporated	†			57,900	2,958,690	0	0	57,900	2,958,690
Petrohawk Energy Corporation	†			0	0	109,500	2,575,440	109,500	2,575,440
Range Resources Corporation	†			0	0	32,250	1,614,113	32,250	1,614,113
Whiting Petroleum Corporation	†			0	0	28,657	1,616,255	28,657	1,616,255
					7,299,565		8,179,738		15,479,303

Personal Services 0.34%
Weight Watchers International Incorporated	†			0	0	56,900	1,508,419	56,900	1,508,419

Pharmaceuticals 3.46%
Alexion Pharmaceuticals Incorporated	†			74,200	3,295,222	0	0	74,200	3,295,222
Forest Laboratories Incorporated	†			118,200	3,270,594	67,700	1,873,259	185,900	5,143,853
Mylan Laboratories Incorporated	«			0	0	202,400	3,286,976	202,400	3,286,976
Shire plc ADR				0	0	67,900	3,619,070	67,900	3,619,070
					6,565,816		8,779,305		15,345,121

Primary Metal Industries 1.54%
Allegheny Technologies Incorporated	†			0	0	30,100	928,886	30,100	928,886
Steel Dynamics Incorporated				442,000	5,918,380	0	0	442,000	5,918,380
					5,918,380		928,886		6,847,266

Printing, Publishing & Allied Industries 0.38%
VistaPrint NV	†			0	0	32,854	1,677,197	32,854	1,677,197

Real Estate 0.20%
CB Richard Ellis Group Incorporated Class A	†			0	0	86,430	894,551	86,430	894,551

Real Estate Investment Trusts (REITS) 0.78%
Health Care REIT Incorporated				77,500	3,438,675	0	0	77,500	3,438,675

Security & Commodity Brokers, Dealers, Exchanges & Services 2.87%
BlackRock Incorporated				17,600	3,810,224	0	0	17,600	3,810,224
INVESCO Limited				298,600	6,315,390	0	0	298,600	6,315,390
Lazard Limited	†			0	0	35,300	1,332,575	35,300	1,332,575
Raymond James Financial Incorporated	«†			0	0	53,100	1,253,691	53,100	1,253,691
					10,125,614		2,586,266		12,711,880

Stone, Clay, Glass & Concrete Products 0.23%
Owens-Illinois Incorporated	†			0	0	31,500	1,004,220	31,500	1,004,220

Theaters & Entertainment 1.77%
Marvel Entertainment Incorporated	†			137,700	6,880,869	0	0	137,700	6,880,869
Regal Entertainment Group Class A	†			0	0	76,700	967,187	76,700	967,187
					6,880,869		967,187		7,848,056

Transportation Equipment 2.12%
ITT Corporation				93,600	4,745,520	56,700	2,874,690	150,300	7,620,210
Polaris Industries Incorporated	«†			0	0	42,032	1,768,286	42,032	1,768,286
					4,745,520		4,642,976		9,388,496

Transportation Services 0.16%
UTI Worldwide Incorporated	†			0	0	56,500	704,552	56,500	704,552

Wholesale Trade-Durable Goods 0.22%
LKQ Corporation	†			0	0	55,900	965,393	55,900	965,393

Total Common Stocks (cost $298,992,802, $122,981,218 and $421,974,020, respectively)					303,695,167		124,842,348		428,537,515

Collateral for Securities Lending 3.99%
Collateral Invested in Money Market Funds 2.79%		Yield
AIM STIT-Liquid Assets Portfolio	(s)	0.23%		0	0	283,225	283,225	283,225	283,225
BGI Prime Money Market Fund, Premium Shares	q	0.10		1,414	1,414	0	0	1,414	1,414
BlackRock Liquidity Funds TempFund Portfolio	(s)	0.17		4,176,935	4,176,935	283,225	283,225	4,460,160	4,460,160
Dreyfus Cash Management Fund Institutional	(s)	0.12		0	0	283,225	283,225	283,225	283,225
DWS Money Market Series Institutional	(s)	0.21		0	0	283,225	283,225	283,225	283,225
Evergreen Institutional Money Market Fund, Class I	qø	0.09		3,196,557	3,196,557	0	0	3,196,557	3,196,557
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class	q	0.21		3,899,843	3,899,843	0	0	3,899,843	3,899,843
					11,274,749		1,132,900		12,407,649
		Interest Rate	Maturity Date
Collateral Invested in Other Assets 1.20%
ABN AMRO Bank NV		0.11	11/2/2009	0	0	102,991	102,991	102,991	102,991
Antalis US Funding Corporation	††(p)	0.22	11/18/2009	0	0	73,381	73,373	73,381	73,373
Autobahn Funding Company LLC	††(p)	0.53	11/9/2009	0	0	92,177	92,165	92,177	92,165
Bank of America Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value $102,992)	±	0.08	11/2/2009	0	0	102,991	102,991	102,991	102,991
Bank of Ireland		0.50	11/5/2009	0	0	102,991	102,991	102,991	102,991
Barclay Capital Incorporated Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value $180,236)		0.11	11/2/2009	0	0	180,234	180,234	180,234	180,234
Beethoven Funding Corporation	††(p)	0.65	11/4/2009	0	0	25,748	25,746	25,748	25,746
Beethoven Funding Corporation	††(p)	0.70	11/12/2009	0	0	12,874	12,871	12,874	12,871
Belmont Funding LLC	††(p)	0.50	11/3/2009	0	0	82,393	82,389	82,393	82,389
BNP Paribas (Paris)		0.14	11/2/2009	0	0	61,795	61,795	61,795	61,795
BNP Paribas Securities Corporation Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value $102,992)	±	0.08	11/2/2009	0	0	102,991	102,991	102,991	102,991
Bryant Bank Funding	††(p)	0.19	11/23/2009	0	0	115,865	115,851	115,865	115,851
Calcasieu Parish LA	±§	0.40	12/1/2027	0	0	20,598	20,598	20,598	20,598
California Statewide Communities Development Authority	±§	0.20	6/1/2028	0	0	28,323	28,323	28,323	28,323
Chariot Funding LLC	††(p)	0.19	11/23/2009	0	0	91,770	91,759	91,770	91,759
Cheyne Finance LLC	††±^^(a)(i)	0.00	2/25/2008	0	0	273,510	4,513	273,510	4,513
Cheyne Finance LLC	††±^^(a)(i)	0.00	5/19/2008	0	0	210,575	3,474	210,575	3,474
Colorado Housing & Finance Authority	±§	0.35	10/1/2038	0	0	13,633	13,633	13,633	13,633
Cook County IL	±§	0.40	11/1/2030	0	0	41,196	41,196	41,196	41,196
Danske Corporation	††	0.20	11/5/2009	0	0	159,636	159,632	159,636	159,632
Denver CO City & County School District	±§	0.45	12/15/2037	0	0	92,692	92,692	92,692	92,692
Dexia Credit Local De France SA		0.21	11/2/2009	0	0	64,369	64,369	64,369	64,369
Eksportfinans ASA	††	0.19	11/10/2009	0	0	118,440	118,433	118,440	118,433
Erasmus Capital Corporation	††(p)	0.23	11/9/2009	0	0	139,038	139,030	139,038	139,030
Fortis Bank NV SA		0.18	11/2/2009	0	0	61,795	61,795	61,795	61,795
GDF Suez	††	0.18	11/23/2009	0	0	88,572	88,562	88,572	88,562
GDF Suez	††	0.20	11/18/2009	0	0	24,481	24,479	24,481	24,479
Goldman Sachs Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value $182,712)		0.07	11/2/2009	0	0	182,711	182,711	182,711	182,711
Gotham Funding Corporation	††(p)	0.19	11/12/2009	0	0	118,440	118,432	118,440	118,432
Groupe BPCE		0.15	11/2/2009	0	0	61,795	61,795	61,795	61,795
Gryphon Funding Limited	(a)(i)	0.00	8/5/2010	0	0	956,479	330,942	956,479	330,942
Henrico County VA Economic Development Authority	±§	0.29	11/1/2042	0	0	8,497	8,497	8,497	8,497
Houston TX Utility System	±§	0.23	5/15/2034	0	0	77,243	77,243	77,243	77,243
Illinois Educational Facilities Authority Revenues	±§	0.26	7/1/2029	0	0	25,748	25,748	25,748	25,748
Indiana Municipal Power Agency Power Supply System	±§	0.28	1/1/2018	0	0	10,299	10,299	10,299	10,299
ING Bank NV Amsterdam		0.20	11/2/2009	0	0	64,369	64,369	64,369	64,369
Irish Life & Permanent plc	††	0.50	11/18/2009	0	0	118,440	118,410	118,440	118,410
JPMorgan Chase Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value $102,992)		0.08	11/2/2009	0	0	102,991	102,991	102,991	102,991
Kansas City MO Special Obligation	±§	0.28	4/15/2025	0	0	15,449	15,449	15,449	15,449
Louisiana Public Facilities Authority	±§	0.19	10/1/2033	0	0	23,173	23,173	23,173	23,173
Manhattan Asset Funding Company	††(p)	0.18	11/3/2009	0	0	118,440	118,438	118,440	118,438
Massachusetts HEFA	±§	0.24	10/1/2034	0	0	170,193	170,193	170,193	170,193
Mississippi State GO	±§	0.40	11/1/2028	0	0	22,143	22,143	22,143	22,143
Montgomery County TN Public Building	±§	0.23	2/1/2036	0	0	19,568	19,568	19,568	19,568
Natexis Banques Populaires		0.20	11/3/2009	0	0	38,622	38,621	38,622	38,621
Natexis Banques Populaires		0.20	11/10/2009	0	0	25,748	25,746	25,748	25,746
New Jersey State Turnpike Authority	±§	0.40	1/1/2018	0	0	10,299	10,299	10,299	10,299
Nieuw Amsterdam Receivables Corporation	††(p)	0.25	11/10/2009	0	0	7,724	7,724	7,724	7,724
North Dakota Housing Finance Agency	±§	0.29	1/1/2034	0	0	32,751	32,751	32,751	32,751
Regency Markets #1 LLC	††(p)	0.20	11/10/2009	0	0	79,205	79,201	79,205	79,201
Rheingold Securitisation Limited	††(p)	0.30	11/10/2009	0	0	59,220	59,215	59,220	59,215
San Antonio TX Education Facilities Corporation	±§	0.16	12/1/2028	0	0	72,094	72,094	72,094	72,094
Santander US Debt SA Unipersonal	††	0.37	11/20/2009	0	0	18,023	18,025	18,023	18,025
Scaldis Capital Limited	††(p)	0.26	11/13/2009	0	0	12,359	12,358	12,359	12,358
Scaldis Capital Limited	††(p)	0.26	11/19/2009	0	0	108,141	108,126	108,141	108,126
Societe Generale Bannon LLC		0.19	11/2/2009	0	0	164,786	164,786	164,786	164,786
Starbird Funding Corporation	††(p)	0.20	11/3/2009	0	0	164,786	164,783	164,786	164,783
Surrey Funding Corporation	††(p)	0.20	11/23/2009	0	0	77,243	77,233	77,243	77,233
Tasman Funding Incorporated	(p)	0.25	11/4/2009	0	0	64,369	64,368	64,369	64,368
Tasman Funding Incorporated	(p)	0.26	11/4/2009	0	0	51,496	51,494	51,496	51,494
Tulip Funding Corporation	††(p)	0.18	11/10/2009	0	0	105,319	105,313	105,319	105,313
Tulsa County OK Industrial Authority Revenue	±§	0.24	7/1/2032	0	0	46,346	46,346	46,346	46,346
Unicredit Delaware Incorporated	††	0.25	11/9/2009	0	0	20,598	20,597	20,598	20,597
Unicredito Italiano (New York)		0.23	11/27/2009	0	0	102,991	102,990	102,991	102,990
Vermont State Student Assistance Corporation	±§	0.27	12/15/2040	0	0	15,449	15,449	15,449	15,449
VFNC Corporation	††±(a)(i)	0.54	9/30/2010	0	0	1,223,984	550,793	1,223,984	550,793
					0		5,307,589		5,307,589

Total Collateral for Securities Lending (cost $11,274,749, $6,372,586 and $17,637,335, respectively)					11,274,749		6,440,489		17,715,238

Short-Term Investments 2.89%
Mutual Funds 2.89%		Yield
Evergreen Institutional Money Market Fund, Class I	qø	0.09		7,607,893	7,607,893	0	0	7,607,893	7,607,893
Wells Fargo Advantage Money Market Trust	~‡(s)	0.15		0	0	5,203,345	5,203,345	5,203,345	5,203,345
					7,607,893		5,203,345		12,811,238

Total Short-Term Investments (cost $7,607,893, $5,203,345 and $12,811,238, respectively)					7,607,893		5,203,345		12,811,238

Total Investments in Securities 103.47% (cost $317,875,444, $134,557,149 and $452,422,593, respectively)					322,577,809		136,486,182		459,063,991
Other Assets and Liabilities, Net (3.47%)					(3,894,861)		(11,511,665)		(15,406,526)
Total Net Assets 100.00%					$318,682,948		$124,974,517		$443,657,465

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares
«	All or a portion of this security is on loan.
†	Non-income earning securities.
(s)	Rate shown is the 1-day annualized yield at period end.
††	Securities that may be resold to “qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investments.
§	These securities are subject to a demand feature which reduces the effective maturity.
^^	This security is currently in default with regards to scheduled interest and/or principal payments.
(p)	Asset-backed commercial paper.
(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.
(i)	Illiquid security.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Evergreen Mid Cap Growth Fund and this holding.
~

This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

‡	Security is an affiliate of Wells Fargo Advantage Mid Cap Growth Fund with a cost of $5,203,345.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments.These inputs are summarized into three broad levels as follows:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Evergreen Mid Cap Growth Fund
Equity securities
Common stocks	$303,695,167	$0	$0	$303,695,167
Short-term investments	18,882,642	0	0	18,882,642
	$322,577,809	$0	$0	$322,577,809
Wells Fargo Advantage Mid Cap Growth Fund
Equity securities
Common stocks	$124,842,348	$0	$0	$124,842,348
Corporate debt securities	0	3,000,255	889,722	3,889,977
Debt securities issued by states in the
U.S. and its political subdivisions	0	745,694	0	745,694
Short-term investments	6,336,245	671,918	0	7,008,163
	$131,178,593	$4,417,867	$889,722	$136,486,182

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Mid Cap Growth Fund

Pro Forma Combining Financial Statements (unaudited)

Pro Forma Combining Statement of Assets and Liabilities - October 31, 2009 (unaudited)

	Evergreen Mid Cap Growth Fund	Wells Fargo Advantage Mid Cap Growth Fund	Pro Forma Adjustments		Wells Fargo Advantage Mid Cap Growth Fund Pro Forma
Assets
Investments
In securities, at market value (including securities on loan)	$303,695,167	$124,842,348			$428,537,515
Collateral received for securities loaned	8,078,192	6,440,489			14,518,681
In affiliates*	10,804,450	5,203,345			16,007,795
Total investments at market value (see cost below)	322,577,809	136,486,182			459,063,991
Cash	0	50,000			50,000
Segregated cash	4,200	0			4,200
Receivable for Fund shares issued	11,748	69,757			81,505
Receivables for dividends and interest	127,400	27,373			154,773
Receivable for investments sold	4,637,305	25,713			4,663,018
Receivable for securities lending income	1,268	0			1,268
Prepaid expenses and other assets	82,783	2,250			85,033
Total assets	327,442,513	136,661,275			464,103,788
Liabilities
Payable for Fund shares redeemed	200,596	263,291			463,887
Payable for investments purchased	357,050	4,925,043			5,282,093
Payable upon receipt of securities loaned	8,082,392	6,372,586			14,454,978
Payable to investment advisor and affiliates	24,645	125,838			150,483
Accrued expenses and other liabilities	94,882	0			94,882
Total liabilities	8,759,565	11,686,758			20,446,323
Total net assets	$318,682,948	$124,974,517			$443,657,465
NET ASSETS CONSIST OF
Paid-in capital	$419,343,025	$152,588,286			$571,931,311
Undistributed net investment income	(49,884)	0			(49,884)
Accumulated net realized loss on investments	(105,312,558)	(29,542,802)			(134,855,360)
Net unrealized appreciation of investments	4,702,365	1,861,130			6,563,495
Net unrealized appreciation of futures	0	67,903			67,903
Total net assets	$318,682,948	$124,974,517			$443,657,465
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$282,612,685	$70,246,869			$352,859,554
Shares outstanding – Class A	66,165,782	15,639,839	(3,245,313)	A	78,560,308
Net asset value per share – Class A	$4.27	$4.49			$4.49
Maximum offering price per share – Class A (based on sales charge of 5.75%, 5.75% and 5.75%, respectively)	$4.53	$4.76			$4.76
Net assets – Class B	$6,676,692	$1,740,214			$8,416,906
Shares outstanding – Class B	1,692,631	427,969	(50,618)	A	2,069,982
Net asset value and offering price per share – Class B	$3.94	$4.07			$4.07
Net assets – Class C	$4,485,231	$2,291,769			$6,777,000
Shares outstanding – Class C	1,138,253	564,338	(33,775)	A	1,668,816
Net asset value and offering price per share – Class C	$3.94	$4.06			$4.06
Net assets – Class I	$24,908,340		(24,908,340)	B
Shares outstanding – Class I	5,659,436		(5,659,436)	A
Net asset value and offering price per share – Class I	$4.40
Net assets – Administrator Class		$22,619,882			$22,619,882
Shares outstanding – Administrator Class		5,004,933			5,004,933
Net asset value and offering price per share – Administrator Class		$4.52			$4.52
Net assets – Institutional Class		$8,631	24,908,340	B	$24,916,971
Shares outstanding – Institutional Class		1,905	5,497,674	A	5,499,579
Net asset value and offering price per share – Investor Class		$4.53			$4.53
Net assets – Investor Class		$28,067,152			$28,067,152
Shares outstanding – Investor Class		6,300,071			6,300,071
Net asset value and offering price per share – Investor Class		$4.46			$4.46
Investments, at cost	$317,865,444	$134,557,149			$452,422,593
Securities on loan, at market value	$9,566,280	$5,660,966			$15,227,246

*	Each Fund has an unlimited number of authorized shares.
[1]	For Evergreen Mid Cap Growth Fund, the amount listed for investments in affiliates includes $3,196,557 which represents collateral received for securities loaned.

A - Reflects the impact of converting shares of target fund into shares of the surviving fund.

B - Reflects the merger of Class I of target fund into Institutional Class of the surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Mid Cap Growth Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations - For the Twelve Months Ended October 31, 2009 (unaudited)

	Evergreen Mid Cap Growth Fund	Wells Fargo Advantage Mid Cap Growth Fund	Pro Forma Adjustments		Wells Fargo Advantage Mid Cap Growth Fund Pro Forma
Investment income
Dividends	$2,800,574	$611,187			$3,411,761
Interest from affiliated securities	28,018	16,066			44,084
Securities lending income, net	336,810	64,798			401,608
Total investment income	3,165,402	692,051			3,857,453
Expenses
Advisory fees	1,513,246	799,264	515,915	A	2,828,425
Administration fees
Fund level	296,715	53,284	(147,969)	B	202,030
Class A		169,115	658,061	C	827,176
Class B		4,977	17,862	C	22,839
Class C		4,979	8,882	C	13,861
Administrator Class		19,713			19,713
Institutional Class		6	23,251	C	23,257
Investor Class		88,237	(12,470)	D	75,767
Custody fees		21,113	(13,032)	B	8,081
Accounting fees	74,603	36,252	(95,703)	B	15,152
Shareholder servicing fees
Class A	642,967	150,996	1,398	C	795,361
Class B	17,504	4,444			21,948
Class C	8,850	4,446			13,296
Administrator Class		43,244	6,180	C	49,424
Investor Class		57,235			57,235
Distribution fees
Class B	52,513	13,332			65,845
Class C	26,550	13,337			39,887
Professional fees	95,953	39,608	(5,101)	E	130,460
Transfer agent fees	613,073		(613,073)	F	0
Registration fees	50,341	53,314	(35,210)	E	68,445
Shareholder reports	111,328	37,767	(37,274)	E	111,821
Trustees’ fees	6,007	10,578	(8,418)	E	8,167
Other fees and expenses	8,601	6,716	(3,623)	G	11,694
Total expenses	3,518,251	1,631,957	259,676		5,409,884
Less
Expense reductions	(371)				(371)
Waived fees and/or reimbursed expenses	(215,004)	(175,559)	(217,198)	H	(607,761)
Net expenses	3,302,876	1,456,398	42,478		4,801,752
Net investment loss	(137,474)	(764,347)	(42,478)		(944,299)
Realized and unrealized gain (loss) on investments
Net realized loss from
Securities	(93,152,786)	(24,291,212)			(117,443,998)
Collateral received for securities loaned	0	(732,875)			(732,875)
Net realized loss from investments	(93,152,786)	(25,024,087)			(118,176,873)
Net change in unrealized appreciation (depreciation) of Securities	117,254,157	51,688,553			168,942,710
Collateral received for securities loaned	0	57,004			57,004
Net change in unrealized appreciation (depreciation) of investments	117,254,157	51,745,557			168,999,714
Net realized and unrealized gain on investments	24,101,371	26,721,470			50,822,841
Net increase in net assets resulting from operations	$23,963,897	$25,957,123	(42,478)		$49,878,542

A	Reflects an increase based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
B	Reflects a decrease based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
C	Reflects an increase based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects a decrease based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
E	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
F	Reflects a decrease as this fee is included in the administration fee of the combined surviving fund.
G	Reflects a decrease based on the fixed expenses of the combined surviving fund.
H	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Mid Cap Growth Fund Pro Forma

Notes to Pro Forma Combining Financial Statements (Unaudited)

October 31, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage Mid Cap Growth Fund (“Wells Fargo Mid Cap Fund”) and Evergreen Mid Cap Growth Fund (“Evergreen Mid Cap Fund”) (each, a “Fund”) at October 31, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Evergreen Mid Cap Fund. The Reorganization provides for the acquisition of all the assets and all the liabilities of Evergreen Mid Cap Fund by Wells Fargo Mid Cap Fund, in a tax-free exchange for shares of Wells Fargo Mid Cap Fund at net asset value. As a result of the Reorganization, Class A, Class B, Class C and Class I shareholders of Evergreen Mid Cap Fund would become shareholders of Class A, Class B, Class C and Institutional Class, respectively, of Wells Fargo Mid Cap Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo Mid Cap Fund and Evergreen Mid Cap Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on October 31, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 7 – Pro Forma Operating Expenses.

Following the Reorganization, the Wells Fargo Mid Cap Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen Mid Cap Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by the Wells Fargo Funds Management, LLC (“Funds Management”) and/or Evergreen Investment Management Company, LLC (“EIMC”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo Mid Cap Fund. As of October 31, 2009, securities held by Evergreen Mid Cap Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo Mid Cap Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales prices is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price is deemed “stale” and the valuations will be determined in accordance with fair valuation procedures.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3.	SECURITIES LENDING

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a “broker rebate fee” to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund’s adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund’s investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for Wells Fargo Mid Cap Fund, subject to the overall supervision of the Fund’s investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. The value of the securities on loan, the related collateral and the liability to return the collateral at October 31, 2009, are shown on the Pro Forma Combining Statement of Assets and Liabilities.

4.	STRUCTURED INVESTMENT VEHICLES

Wells Fargo Mid Cap Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles (“SIVs”). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV’s underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV’s inability to issue new debt.

As of October 31, 2009, Wells Fargo Mid Cap Fund owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Fund’s securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund’s securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Pro Forma Combining Portfolio of Investments.

	Defaulted/Impaired SIVs ($Value)	% of Net Assets
Wells Fargo Mid Cap Fund	$889,722	0.71

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund’s Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds’ ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending (“side pocketing”) based on each Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund’s ownership of defaulted or impaired SIVs in the joint account based on each such Fund’s percentage ownership of the joint account as of such date.

5.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo Mid Cap Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Evergreen Mid Cap Fund and Wells Fargo Mid Cap Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

As of September 30, 2009, Evergreen Mid Cap Fund and Wells Fargo Mid Cap Fund had $95,734,244 and $29,686,344, respectively, in capital loss carryforwards.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

6.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo Mid Cap Fund that would have been issued at October 31, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Evergreen Mid Cap Fund to be acquired as of October 31, 2009, divided by the net asset value per share of the shares of Wells Fargo Mid Cap Fund as of October 31, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at October 31, 2009:

Class of Shares	Shares of Wells Fargo Mid Cap Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class A	15,639,839	62,920,469	78,560,308
Class B	427,969	1,642,013	2,069,982
Class C	564,338	1,104,478	1,668,816
Administrator Class	5,004,933	0	5,004,933
Institutional Class	1,905	5,497,674	5,499,579
Investor Class	6,300,071	0	6,300,071
7.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve month period ending October 31, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo Mid Cap Fund and Evergreen Mid Cap Fund for the twelve months ended October 31, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended October 31, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo Mid Cap Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

8.	REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

Funds Management does not expect that any of these legal actions, inquiries or investigations currently pending or threatened would or will have a material adverse impact on the financial position or operations of any of the Wells Fargo Advantage funds to which these pro forma financial statements relate.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund to Wells Fargo Advantage Municipal Bond Fund, in exchange for shares of Wells Fargo Advantage Municipal Bond Fund. The period presented covers the period from January 1, 2009 through December 31, 2009 and reflects financial information assuming the mergers take place.

Wells Fargo Advantage Municipal Bond Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments - December 31, 2009 (unaudited)

				Evergreen High Income Municipal Bond Fund		Evergreen Municipal Bond Fund		Wells Fargo Municipal Bond Fund		Wells Fargo Advantage Municipal Bond Fund Pro Forma
		Interest Rate	Maturity Date	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Municipal Bonds & Notes: 100.0%
Alabama: 0.9%
Alabama Drinking Water Fin. Auth. Ser. A (Sewer Revenue)		5.125%	8/15/2016	0	$0	1,075,000	$1,145,434	0	$0	1,075,000	1,145,434
Alabama Drinking Water Fin. Revolving Federal Loan Ser. A (Water Revenue, AMBAC Insured)		4.85%	8/15/2022	0	0	0	0	800,000	800,016	800,000	800,016
Alabama Pub. Sch. & College Capital Impt. (Education)		5.00%	12/1/2024	0	0	5,000,000	5,271,000	0	0	5,000,000	5,271,000
Jefferson Cnty. AL Ltd. Oblig. Ser. A (Sales Tax Revenue)		5.25%	1/1/2020	0	0	3,000,000	2,584,740	0	0	3,000,000	2,584,740
Jefferson Cnty. AL Ltd. Oblig. Ser. A (Sales Tax Revenue, FSA Insured)		5.25%	1/1/2018	0	0	0	0	775,000	747,736	775,000	747,736
Jefferson Cnty. AL Ltd. Oblig. SubSer. A 1 (Licensing Fees Revenue, AMBAC Insured)	§±(m)(n)	0.64%	1/1/2027	0	0	0	0	1,875,000	1,087,500	1,875,000	1,087,500
Jefferson Cnty. AL Ltd. Oblig. SubSer. A 2 (Licensing Fees Revenue, AMBAC Insured)	§±(m)(n)	0.64%	1/1/2027	0	0	0	0	2,375,000	1,377,500	2,375,000	1,377,500
Jefferson Cnty. AL Ltd. Oblig. SubSer. A 3 (Licensing Fees Revenue, AMBAC Insured)	§±(m)(n)	0.64%	1/1/2027	0	0	0	0	2,175,000	1,261,500	2,175,000	1,261,500
Jefferson Cnty. AL Ltd. Oblig. SubSer. A 4 (Licensing Fees Revenue, AMBAC Insured)	§±(m)(n)	0.65%	1/1/2027	0	0	0	0	150,000	87,000	150,000	87,000
Jefferson Cnty. AL Ser. B8 (Sewer Revenue, AGM Insured)		5.25%	2/1/2014	0	0	0	0	2,860,000	2,695,407	2,860,000	2,695,407
Jefferson Cnty. AL Ser. B8 (Sewer Revenue, AGM Insured)		5.25%	2/1/2015	0	0	0	0	460,000	431,052	460,000	431,052
Jefferson Cnty. AL Ser. C 10 (Sewer Revenue, AGM Insured)	§±(m)(n)	0.35%	2/1/2042	0	0	0	0	500,000	202,500	500,000	202,500
Jefferson Cnty. AL Ser. C 4 (Sewer Revenue, FGIC Insured)	§±(m)(n)	0.64%	2/1/2042	0	0	0	0	800,000	280,000	800,000	280,000
Jefferson Cnty. AL Ser. C 5 (Sewer Revenue, XLCA Insured)	§±(m)(n)	0.70%	2/1/2040	0	0	0	0	1,875,000	656,250	1,875,000	656,250
Jefferson Cnty. AL Ser. C 7 (Sewer Revenue, FGIC Insured)	§±(m)(n)	0.64%	2/1/2042	0	0	0	0	325,000	113,750	325,000	113,750
Jefferson Cnty. AL Ser. C 8 (Sewer Revenue, FGIC Insured)	§±(m)(n)	0.64%	2/1/2042	0	0	0	0	600,000	210,000	600,000	210,000
Jefferson Cnty. AL Sewer Revenue Ser. C 2 (Sewer Revenue, FGIC Insured)	§±(m)(n)	0.65%	2/1/2042	0	0	0	0	350,000	122,500	350,000	122,500
Jefferson Cnty. AL Sewer Revenue Ser. C 9 (Sewer Revenue, AGM LOC)	§±(m)(n)	0.35%	2/1/2042	0	0	0	0	300,000	105,000	300,000	105,000
Jefferson Cnty. AL SubSer. B 1 B (Sewer Revenue, FGIC Insured)	§±(m)(n)	0.69%	2/1/2042	0	0	0	0	500,000	175,000	500,000	175,000
Jefferson Cnty. AL SubSer. B 1 C (Sewer Revenue, FGIC Insured)	§±(m)(n)	0.71%	2/1/2042	0	0	0	0	3,000,000	1,050,000	3,000,000	1,050,000
					0		9,001,174		11,402,711		20,403,885
Alaska: 0.9%
Alaska Energy Auth. Utility (Power Revenue)		6.60%	7/1/2015	0	0	15,000,000	17,851,050	0	0	15,000,000	17,851,050
Alaska Industrial Dev. & Export Auth. Lake Dorothy Hydro-Elec. Proj. (IDR)		5.25%	12/1/2021	0	0	3,000,000	2,839,530	0	0	3,000,000	2,839,530
Anchorage AK Elec. Utilities Sr. Lien (Power Revenue)		8.00%	12/1/2010	0	0	985,000	1,049,252	0	0	985,000	1,049,252
					0		21,739,832		0		21,739,832
Arizona: 2.0%
Arizona Hlth. Facs. Auth. Phoenix Children's Hosp. Ser. A (HCFR)	±§	1.32%	2/1/2042					5,000,000	4,442,500	5,000,000	4,442,500
Arizona Hlth. Facs. Auth. Phoenix Children's Hosp. Ser. B (HCFR)	±§	1.17%	2/1/2042	0	0	0	0	4,045,000	3,593,983	4,045,000	3,593,983
Arizona Sch. Facs. Board Revenue Refunding State Sch. Trust (Other Revenue, AMBAC Insured)		4.00%	7/1/2015	0	0	0	0	1,000,000	1,015,850	1,000,000	1,015,850
Arizona Sch. Facs. Board Revenue Refunding State Sch. Trust (Other Revenue, AMBAC Insured)		5.00%	7/1/2016	0	0	0	0	3,400,000	3,585,946	3,400,000	3,585,946
Arizona Sch. Facs. Board Revenue Refunding State Sch. Trust (Other Revenue, AMBAC Insured)		5.00%	7/1/2017	0	0	0	0	825,000	863,627	825,000	863,627
Arizona Sch. Facs. Board Revenue Refunding State Sch. Trust (Other Revenue, AMBAC Insured)		5.00%	7/1/2018	0	0	0	0	1,640,000	1,697,974	1,640,000	1,697,974
Arizona Sports & Tourism Auth. Multipurpose Stadium Facility Proj. A (Income Tax Revenue, NATL-RE Insured)		5.00%	7/1/2019	0	0	0	0	3,275,000	3,407,867	3,275,000	3,407,867
Arizona Trans. Board Highway Ser. A (Trans. Revenue)		5.00%	7/1/2027	0	0	4,000,000	4,339,840	0	0	4,000,000	4,339,840
Arizona Water Infrastructure Fin. Auth. Water Quality Ser. A (Water Revenue)		5.00%	10/1/2023	0	0	5,000,000	5,574,800	0	0	5,000,000	5,574,800
Arizona Watson Road Community Facs. District Spl. Assessment (Other Revenue)		6.00%	7/1/2030	0	0	5,008,000	3,914,854	0	0	5,008,000	3,914,854
Marana AZ Muni. Property Corp. Ser. B (Lease Revenue)		5.125%	7/1/2028	0	0	0	0	2,875,000	2,886,903	2,875,000	2,886,903
Navajo Cnty. AZ Muni. Property Corp. Jail Facs. (Lease Revenue, ACA Insured)		5.625%	7/1/2010	0	0	0	0	215,000	214,832	215,000	214,832
Pima Cnty. AZ IDA Acclaim Charter Sch. Proj. (Edl. Facs. Revenue)		5.60%	12/1/2016	0	0	0	0	800,000	752,208	800,000	752,208
Pima Cnty. AZ IDA Constellation Sch. Proj. (Lease Revenue)		7.00%	1/1/2038	0	0	0	0	2,000,000	1,734,280	2,000,000	1,734,280
Pima Cnty. AZ IDA Global Water Resources LLC Proj. (Water & Sewer Revenue)		5.45%	12/1/2017	0	0	0	0	100,000	95,418	100,000	95,418
Pima Cnty. AZ IDA Lease Oblig. Ser. A (Lease Revenue)		7.25%	7/15/2010	0	0	180,000	181,008	0	0	180,000	181,008
Pima Cnty. AZ IDA Legacy Traditional Sch. Proj. (General Fund Revenue)		8.50%	7/1/2039	1,750,000	1,816,885	1,500,000	1,557,330	1,500,000	1,557,330	4,750,000	4,931,545
Univ. Medical Center Corp. Arizona Hosp. (Hosp.)		6.50%	7/1/2039	0	0	2,000,000	2,116,120	0	0	2,000,000	2,116,120
Verrado AZ Community Facs. District # 1 (Property Tax Revenue)		6.00%	7/15/2013	0	0	0	0	2,415,000	2,471,173	2,415,000	2,471,173
					1,816,885		17,683,952		28,319,891		47,820,728
California: 4.8%
Access to Loans for Learning Student Loan Corp. Student Loan Program Ser. D2 (Student Loan Revenue, Guaranteed Student Loans)		7.85%	7/1/2025	0	0	0	0	2,500,000	2,177,900	2,500,000	2,177,900
Alameda Corridor Trans. Auth. Sub Lien Ser. A (Trans. Revenue, AMBAC Insured)	^	6.36%	10/1/2018	0	0	0	0	7,050,000	4,235,076	7,050,000	4,235,076
California Edl. Facs. Auth. RB, Univ. Southern California, Ser. B (Education)		5.25%	10/1/2039	0	0	5,000,000	5,343,000	0	0	5,000,000	5,343,000
California HFA MHRB, Ser. B (Hsg.)		6.05%	8/1/2016	0	0	660,000	660,799	0	0	660,000	660,799
California Hlth. Facs. Fin. Auth. RB, Providence Htlh. Svcs., Ser. C (Hosp.)	*	12.15%	10/1/2016	0	0	10,050,000	11,250,472	0	0	10,050,000	11,250,472
California Hsg. Fin. Agcy. RB, Ser. D (Hsg.)		8.50%	8/1/2038	0	0	5,000,000	5,000,000	0	0	5,000,000	5,000,000
California Infrastructure & Economic Dev. Bank California Independent Operator Ser. A (Elec., Power & Light Revenue)		5.75%	2/1/2039	0	0	0	0	5,500,000	5,655,595	5,500,000	5,655,595
California PCFA RePub. Services Incorporated Porject Ser. B (Resource Recovery Revenue)	±§	5.25%	6/1/2023	0	0	0	0	2,100,000	2,077,698	2,100,000	2,077,698
California PCFA Waste Management Proj. Ser. A (Resource Recovery Revenue)	±§	5.00%	11/1/2038	0	0	0	0	5,000,000	5,253,100	5,000,000	5,253,100
California Statewide CDA COP (Resource Recovery Revenue, ACA Insured)	±§(m)(n)	6.93%	5/15/2029	0	0	0	0	2,000,000	1,900,000	2,000,000	1,900,000
California Statewide CDA Disposal RePub. Services Ser. A (Resource Recovery Revenue)		4.95%	12/1/2012	0	0	0	0	3,000,000	3,072,570	3,000,000	3,072,570
Carlsbad USD (Property Tax Revenue)	±§	5.95%	5/1/2019	0	0	0	0	850,000	542,479	850,000	542,479
Corona-NorCal USD (Property Tax Revenue)	±§	0.00%	8/1/2039	0	0	0	0	2,920,000	1,870,902	2,920,000	1,870,902
Dinuba CA Redev. Agcy. Merged City Redev. Proj. # 2 (Tax/Allocation Revenue)		4.45%	10/1/2011	0	0	0	0	1,275,000	1,272,539	1,275,000	1,272,539
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj. (General Fund Revenue)		6.50%	12/1/2024	0	0	500,000	530,220	0	0	500,000	530,220
Foothill-Eastern Corridor Agcy. CA Sub Lien (Toll Road Revenue)		5.25%	7/15/2010	0	0	0	0	2,400,000	2,404,488	2,400,000	2,404,488
Inland CA Empire Tobacco Securitization Auth. Asset Backed Ser. C2 (Tobacco Settlement Funded)	^	28.93%	6/1/2047	0	0	0	0	5,000,000	157,400	5,000,000	157,400
Kern, CA High Sch. Dist. GO, Ser. C (Other Revenue)		6.25%	8/1/2010	0	0	545,000	563,982	0	0	545,000	563,982
Madera Cnty. CA COP Valley Children's Hosp. (HCFR, NATL-RE Insured)		6.50%	3/15/2015	0	0	0	0	875,000	949,594	875,000	949,594
Morongo Band of Mission Indians California Enterprise RB, Ser. B (Other Revenue)		6.50%	3/1/2028	2,000,000	1,849,580	0	0	0	0	2,000,000	1,849,580
Northern CA Gas Auth. # 1 Libor (Utilities Revenue)	±§	0.79%	7/1/2017	0	0	0	0	13,560,000	11,973,480	13,560,000	11,973,480
Northern CA Gas Auth. # 1 Libor (Utilities Revenue)	±§	0.82%	7/1/2019	0	0	0	0	5,265,000	4,258,069	5,265,000	4,258,069
Norwalk-La Mirada CA USD Election 2002 Ser. E (Property Tax Revenue, Assured Guarantee)	^	17.82%	8/1/2038	0	0	0	0	30,000,000	4,535,700	30,000,000	4,535,700
Oakland CA USD Alameda Cnty. Election 2006 Ser. A (Property Tax Revenue)		6.50%	8/1/2024	0	0	0	0	1,000,000	1,096,690	1,000,000	1,096,690
Oakland CA USD Alameda Cnty. Election 2006 Ser. A (Property Tax Revenue)		6.125%	8/1/2029	0	0	0	0	745,000	783,248	745,000	783,248
Oakland, CA Univ. Sch. Dist. GO, Alameda Cnty. Election of 2006, Ser. A (General Fund Revenue)		6.125%	8/1/2029	0	0	5,000,000	5,256,700	0	0	5,000,000	5,256,700
Oakland CA USD Alameda Cnty. Election 2006 Ser. A (Property Tax Revenue)	^	13.28%	8/1/2030	0	0	0	0	2,000,000	576,000	2,000,000	576,000
Pico Rivera CA Water Auth. Ser. A (Water Revenue)		5.75%	12/1/2012	0	0	0	0	360,000	368,600	360,000	368,600
Port Hueneme CA Redev. Agcy. Central Community Proj. (Tax Incremental Revenue, AMBAC Insured)		5.50%	5/1/2014	0	0	0	0	1,450,000	1,467,618	1,450,000	1,467,618
Richmond CA Joint Powers Financing Auth. Ser. A (Lease Revenue)		6.25%	7/1/2024	0	0	0	0	6,120,000	6,413,699	6,120,000	6,413,699
Richmond CA Joint Powers Financing Auth. Civic Center Proj. Ser. A (Lease Revenue, Assured Guarantee)		5.875%	8/1/2037	0	0	0	0	5,430,000	5,435,593	5,430,000	5,435,593
Rowland CA USD 2006 Election Ser. B (Property Tax Revenue)	^	20.40%	8/1/2039	0	0	0	0	20,600,000	2,915,312	20,600,000	2,915,312
San Diego Cnty. CA COP (Lease Revenue, AMBAC Insured)		5.625%	9/1/2012	0	0	0	0	300,000	311,763	300,000	311,763
San Francisco, CA City & Cnty. Intl. Arpt. RRB, Ser. 34E (Arpt. Revenue)		5.75%	5/1/2024	0	0	4,440,000	4,686,020	0	0	4,440,000	4,686,020
San Jose CA Multifamily Hsg. Ser. B (Hsg. Revenue, GNMA Insured)		5.45%	2/20/2043	0	0	0	0	1,000,000	1,003,850	1,000,000	1,003,850
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A (Lease Revenue)		6.25%	7/1/2015	0	0	300,000	338,250	0	0	300,000	338,250
Santa Rosa CA Rancheria Tachi Yokut Tribe Enterprise (Other Revenue)	††	4.50%	3/1/2011	0	0	0	0	400,000	399,392	400,000	399,392
Student Education Loan Marketing Corp. CA Ser. IV D1 (HEFAR, Guaranteed Student Loans)		5.875%	1/1/2018	0	0	0	0	4,975,000	4,290,291	4,975,000	4,290,291
					1,849,580		33,629,443		77,398,646		112,877,669
Colorado: 2.8%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A (Hsg. Revenue)		5.70%	12/1/2018	0	0	3,800,000	3,838,304	0	0	3,800,000	3,838,304
Colorado ECFA Charter Sch. American Academy Proj. (Lease Revenue, Moral Oblig.)		7.125%	12/1/2033	0	0	0	0	2,200,000	2,426,996	2,200,000	2,426,996
Colorado ECFA Charter Sch. Banning Lewis (Private Sch. Revenue)	††	6.125%	12/15/2035	0	0	0	0	3,385,000	2,825,967	3,385,000	2,825,967
Colorado ECFA Charter Sch. Community Leadership (Lease Revenue)		5.75%	7/1/2019	0	0	0	0	1,540,000	1,402,062	1,540,000	1,402,062
Colorado ECFA Charter Sch. Monument Academy Proj. (Other Revenue)		5.50%	10/1/2017	0	0	0	0	470,000	434,943	470,000	434,943
Colorado ECFA Charter Sch. Monument Academy Ser. A (Lease Revenue)		7.25%	10/1/2039	0	0	0	0	500,000	475,730	500,000	475,730
Colorado ECFA Union Colony Charter Sch. Proj. (Other Revenue)	††	5.75%	12/1/2037	0	0	0	0	2,165,000	1,703,509	2,165,000	1,703,509
Colorado HFA Ser. A2 (SFHR, NATL-RE Insured)		6.50%	8/1/2031	0	0	0	0	660,000	689,297	660,000	689,297
Colorado HFA Ser. B2 (SFHR)		7.10%	4/1/2017	0	0	0	0	200,000	207,126	200,000	207,126
Colorado HFA Ser. B3 (SFHR, AGM Insured)		6.70%	8/1/2017	0	0	0	0	730,000	778,100	730,000	778,100
Colorado HFA SFHRB, Ser. D-2 (Hsg. Revenue)		6.90%	4/1/2029	0	0	360,000	388,303	0	0	360,000	388,303
Colorado Hlth. Facs. Auth. RB, Catholic Hlth. Intitiatives, Ser. D (Hosp.)		6.25%	10/1/2033	0	0	4,000,000	4,356,400	0	0	4,000,000	4,356,400
Colorado Hlth. Facs. Auth. RB, Hosp. Valley View Assn. Proj. (Hosp.)		5.25%	5/15/2042	0	0	10,730,000	9,557,962	0	0	10,730,000	9,557,962
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp. (Other Revenue)		6.50%	11/15/2023	0	0	4,000,000	4,447,040	0	0	4,000,000	4,447,040
Colorado Hlth. Facs. Auth. RRB, Valley View Assn. Proj. (Hosp.)		5.00%	5/15/2027	1,375,000	1,269,648	0	0	0	0	1,375,000	1,269,648
Confluence Metro. Dist. of Colorado Tax Supported RB (Spl. Tax)		5.40%	12/1/2027	0	0	3,000,000	2,121,930	0	0	3,000,000	2,121,930
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A (Hosp.)		5.00%	12/1/2016	0	0	2,000,000	2,014,800	0	0	2,000,000	2,014,800
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A (Hosp.)		5.00%	12/1/2017	0	0	3,655,000	3,631,279	0	0	3,655,000	3,631,279
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A (Hosp.)		5.00%	12/1/2019	0	0	1,030,000	1,004,806	0	0	1,030,000	1,004,806
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A (Hosp.)		5.00%	12/1/2020	0	0	3,730,000	3,599,040	0	0	3,730,000	3,599,040
E-470 Pub. Highway Auth. Capital Appreciation Senior Lien Ser. B (Toll Road Revenue, NATL-RE Insured)	^	6.75%	9/1/2016	0	0	0	0	4,825,000	3,393,374	4,825,000	3,393,374
Eagle Cnty. CO Arpt. Terminal Corp. Arpt. Terminal Proj. Ser. A (Arpt. Revenue)		5.15%	5/1/2017	0	0	0	0	2,290,000	1,936,287	2,290,000	1,936,287
Eagle Cnty. CO Arpt. Terminal Corp. Arpt. Terminal Impt. Proj. Ser. B (Arpt. Revenue)		5.05%	5/1/2015	0	0	0	0	495,000	433,130	495,000	433,130
Eagle Cnty. CO Arpt. Terminal Corp. Arpt. Terminal Impt. Proj. Ser. B (Arpt. Revenue)		5.25%	5/1/2020	0	0	0	0	640,000	533,434	640,000	533,434
El Paso Cnty., CO Sch. Dist. No. 011 GO (General Fund Revenue)		6.50%	12/1/2012	0	0	2,310,000	2,643,033	0	0	2,310,000	2,643,033
El Paso Cnty., CO Sch. Dist. No. 011 GO (General Fund Revenue)		7.10%	12/1/2013	0	0	2,000,000	2,407,600	0	0	2,000,000	2,407,600
Larimer Cnty., CO Sch. Dist. No. 1 GO (General Fund Revenue)		7.00%	12/15/2016	0	0	2,250,000	2,683,530	0	0	2,250,000	2,683,530
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Property Tax Supported Primary Impt., Ser. A (General Fund Revenue)		5.40%	12/15/2031	0	0	3,750,000	2,842,950	0	0	3,750,000	2,842,950
Pub. Auth For CO Energy Natural Gas (Utilities Revenue)		5.75%	11/15/2018	0	0	0	0	2,500,000	2,618,825	2,500,000	2,618,825
					1,269,648		45,536,977		19,858,780		66,665,405
Connecticut: 1.2%
Connecticut Dev. Auth. RB, Elim Park Baptist Home Proj. (Continuing Care Retirement Community)		5.75%	12/1/2023	0	0	750,000	726,255	0	0	750,000	726,255
Connecticut Dev. Auth. Water Facs. RB (Water Revenue)		6.15%	4/1/1935	0	0	1,000,000	1,001,670	0	0	1,000,000	1,001,670
Connecticut GO, Ser. A (General Fund Revenue)		5.00%	2/15/2027	0	0	3,570,000	3,958,487	0	0	3,570,000	3,958,487
Connecticut HFA RB, Mtge. Fin. Program, Ser. D-1 (Hsg. Revenue)		5.75%	11/15/2017	0	0	550,000	550,814	0	0	550,000	550,814
Connecticut HFA RB, Spl. Needs Hsg., Ser. 2 (Hsg. Revenue)		5.25%	6/15/2022	0	0	2,000,000	2,006,260	0	0	2,000,000	2,006,260
Connecticut HFA RB, Spl. Needs Hsg., Ser. 7(Hsg. Revenue)		5.00%	6/15/2019	0	0	1,390,000	1,534,880	0	0	1,390,000	1,534,880
Connecticut Hlth. & Edl. Facs. Auth. RB, Eastern Connecticut Hlth. Network, Ser. A (Other Revenue)		6.375%	6/15/2019	0	0	960,000	976,423	0	0	960,000	976,423
Connecticut Hlth. & Edl. Facs. Auth. RB, Stamford Hosp., Ser. F (Hosp.)		5.25%	7/1/2011	0	0	1,000,000	1,001,710	0	0	1,000,000	1,001,710
Connecticut Hlth. & Edl. Facs. Auth. RB, Univ. of Hartford, Ser. G (Education)		5.25%	7/1/2026	0	0	1,000,000	983,750	0	0	1,000,000	983,750
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A (Other Revenue)		5.50%	1/1/2014	0	0	6,330,000	6,337,026	0	0	6,330,000	6,337,026
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A (Other Revenue)		5.50%	1/1/2015	0	0	5,000,000	5,004,900	0	0	5,000,000	5,004,900
Eastern Connecticut Resource Recovery Auth. Solid Waste Revenue Wheelabrator Lisbon Proj. Ser. A (Other Revenue)		5.50%	1/1/2014	0	0	0	0	1,320,000	1,321,465	1,320,000	1,321,465
Hartford, CT Parking Sys. RB, Ser. A (Other Revenue)		6.40%	7/1/2020	0	0	2,000,000	2,060,300	0	0	2,000,000	2,060,300
New Haven, CT GO, ETM, Ser. C (Other Revenue)		5.00%	11/1/2019	0	0	5,000	5,532	0	0	5,000	5,532
					0		26,148,007		1,321,465		27,469,472
District of Columbia: 0.8%
District of Columbia HFA SFHRRB, Ser. B (Hsg. Revenue)		5.85%	12/1/2018	0	0	735,000	765,017	0	0	735,000	765,017
District of Columbia Tobacco Settlement Financing Corp. Asset-Backed Bonds (Tobacco Settlement Funded Revenue)		5.70%	5/15/2012	0	0	0	0	205,000	211,595	205,000	211,595
District of Columbia Tobacco Settlement Financing Corp. Asset-Backed Bonds (Tobacco Settlement Funded Revenue)		5.375%	5/15/2010	0	0	0	0	410,000	413,629	410,000	413,629
District of Columbia Water & Sewer Auth. Pub. Util. RB, Ser. A (Water Revenue)		6.00%	10/1/2035	0	0	2,000,000	2,239,420	0	0	2,000,000	2,239,420
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A (Arpt. Revenue)		5.75%	10/1/2018	0	0	6,680,000	6,890,954	0	0	6,680,000	6,890,954
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. B (Arpt. Revenue)	¤	0.00%	10/1/2039	0	0	11,000,000	1,607,540	0	0	11,000,000	1,607,540
Metropolitan Washington, DC Arpt. Auth. Sys. RRB, Ser. A (Arpt. Revenue)		5.25%	10/1/2020	0	0	1,750,000	1,791,860	0	0	1,750,000	1,791,860
Washington, DC Convention Ctr. Dedicated Tax RRB, Sr. Lien, Ser. A (Spl. Tax)		5.00%	10/1/2018	0	0	5,000,000	5,314,800	0	0	5,000,000	5,314,800
					0		18,609,591		625,224		19,234,815
Florida: 8.7%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A (Hosp.)		6.25%	12/1/2016	0	0	4,000,000	4,394,000	0	0	4,000,000	4,394,000
Amelia Walk, FL CDD Spl. Assmt. RB, Ser. A (Other Revenue)		5.50%	5/1/2037	2,540,000	1,244,752	0	0	0	0	2,540,000	1,244,752
Ave Maria Stewardship Community Dev. District FL Anticipation Bonds (Spl. Assessment Revenue)		4.80%	11/1/2012	0	0	0	0	3,150,000	2,411,829	3,150,000	2,411,829
Cape Coral FL Bond Anticipation Notes (Water Revenue)		6.00%	10/1/2011	0	0	0	0	2,265,000	2,307,990	2,265,000	2,307,990
ChampionsGate, FL CDD Capital Impt. RB, Ser. A (Other Revenue)		6.25%	5/1/2020	2,400,000	2,162,664	0	0	0	0	2,400,000	2,162,664
ChampionsGate, FL CDD Capital Impt. RB, Ser. B (Other Revenue)		5.70%	5/1/2010	1,545,000	1,496,842	0	0	0	0	1,545,000	1,496,842
Collier Cnty., FL Sch. Board Refunding COP (Lease Revenue)		5.25%	2/15/2021	0	0	1,000,000	1,083,240	0	0	1,000,000	1,083,240
Connerton West Community Dev. District FL Ser. B (Spl. Assessment Revenue)		5.125%	5/1/2016	0	0	0	0	3,275,000	1,254,915	3,275,000	1,254,915
Escambia Cnty., FL HFA SFHRRB, Multi-Cnty. Program, Ser. A (Hsg. Revenue)		5.50%	10/1/2021	0	0	285,000	286,847	0	0	285,000	286,847
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C (Hosp.)		5.75%	11/15/2032	0	0	5,000,000	5,167,500	0	0	5,000,000	5,167,500
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch (Continuing Care Retirement Community)		8.00%	6/1/2032	3,000,000	3,504,690	0	0	0	0	3,000,000	3,504,690
Florida Port Fin. Commission RB, Trans. Intermodal Program (Trans. Revenue)		5.75%	10/1/2014	0	0	4,185,000	4,234,927	0	0	4,185,000	4,234,927
Gulf Breeze FL Revenue Miami Beach Local Govt. Ser. B (Other Revenue, FGIC Insured)	±§	4.75%	12/1/2015	0	0	0	0	205,000	206,396	205,000	206,396
Heritage Harbor, FL CDD Recreational Facs. RB (Other Revenue)		7.75%	5/1/2023	620,000	473,010	0	0	0	0	620,000	473,010
Heritage Isle at Viera, FL CDD Recreational Facs. RB (Other Revenue)	•+	7.10%	10/1/2023	2,150,000	1,100,951	0	0	0	0	2,150,000	1,100,951
Hillsborough Cnty. FL Port District Tampa Port Auth. Proj. Ser. A Prerefunded (Arpt. Revenue, NATL-RE Insured)		5.75%	6/1/2017	0	0	0	0	1,115,000	1,172,088	1,115,000	1,172,088
Hillsborough Cnty. FL Port District Tampa Port Auth. Proj. Ser. A Prerefunded (Arpt. Revenue, NATL-RE Insured)		5.75%	6/1/2018	0	0	0	0	1,175,000	1,225,972	1,175,000	1,225,972
Hillsborough Cnty. FL Port District Tampa Port Auth. Proj. Ser. A Prerefunded (Arpt. Revenue, NATL-RE Insured)		5.75%	6/1/2019	0	0	0	0	1,240,000	1,289,377	1,240,000	1,289,377
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A (IDR)		6.70%	7/1/2021	1,590,000	1,518,752	0	0	0	0	1,590,000	1,518,752
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A (IDR)		6.50%	7/1/2029	2,985,000	2,652,471	0	0	0	0	2,985,000	2,652,471
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A (IDR)		6.75%	7/1/2029	1,000,000	912,390	0	0	0	0	1,000,000	912,390
Hollywood, FL Cmnty. Redev. Agcy. RB 9 (Other Revenue)		5.125%	3/1/2014	0	0	3,360,000	3,414,533	0	0	3,360,000	3,414,533
Indian Trace, FL CDD RB, Water Mgmt., Spl. Benefit (Other Revenue)		8.25%	5/1/2011	950,000	953,249	0	0	0	0	950,000	953,249
Indigo, FL CDD Capital Impt. RB, Ser. C (Other Revenue)		7.00%	5/1/2030	2,900,000	2,900,087	0	0	0	0	2,900,000	2,900,087
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj. (Trans. Revenue)		5.75%	10/1/2024	0	0	10,000,000	10,000,900	0	0	10,000,000	10,000,900
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj. (Trans. Revenue)		5.875%	6/1/2025	0	0	5,000,000	5,043,500	0	0	5,000,000	5,043,500
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A (Hosp.)		7.00%	10/1/2029	3,655,000	3,514,136	0	0	0	0	3,655,000	3,514,136
Jacksonville, FL Port Auth. RB (Other Revenue)		6.00%	11/1/2038	0	0	5,000,000	5,089,200	0	0	5,000,000	5,089,200
Jacksonville, FL Trans. Auth. GO (Other Revenue)		9.20%	1/1/2015	0	0	3,580,000	4,379,629	0	0	3,580,000	4,379,629
Lakeside Plantation, FL CDD RB, Ser. B (Other Revenue)		6.95%	5/1/2031	1,434,646	1,434,646	0	0	0	0	1,434,646	1,434,646
Lee Cnty., FL Arpt. RB, Ser. A (Arpt. Revenue)		5.875%	10/1/2019	0	0	2,000,000	2,036,640	0	0	2,000,000	2,036,640
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A (IDR)		6.25%	10/1/2017	2,850,000	2,610,942	0	0	0	0	2,850,000	2,610,942
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A (IDR)		6.375%	10/1/2025	5,575,000	4,965,764	0	0	0	0	5,575,000	4,965,764
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A (Other Revenue)		6.00%	7/1/2025	2,145,000	1,601,393	0	0	0	0	2,145,000	1,601,393
Marshall Creek, FL CDD Spl. Assmt. RB (Other Revenue)		6.625%	5/1/2032	2,805,000	1,924,314	0	0	0	0	2,805,000	1,924,314
Marshall Creek, FL CDD Spl. Assmt. RB, Ser. A (Other Revenue)		7.65%	5/1/2032	1,840,000	1,845,925	0	0	0	0	1,840,000	1,845,925
Miami Dade Cnty. FL IDA Airis Miami II LLC Proj. (IDR, AMBAC Insured)		6.00%	10/15/2025	0	0	0	0	4,245,000	3,965,085	4,245,000	3,965,085
Miami-Dade Cnty., FL Edl. Facs. RB, Univ. of Miami, Ser. A (Education)		5.75%	4/1/2028	0	0	1,200,000	1,258,188	0	0	1,200,000	1,258,188
Miami-Dade Cnty., FL Spl. Obl. RB (Other Revenue)	¤	0.00%	10/1/2028	3,585,000	1,138,918	0	0	0	0	3,585,000	1,138,918
Miami-Dade Cnty., FL Spl. Obl. RB, Ser. 2030 (Other Revenue)	¤	0.00%	10/1/2030	0	0	7,420,000	1,924,748	0	0	7,420,000	1,924,748
Miami-Dade Cnty., FL Spl. Obl. RB, Ser. 2031 (Other Revenue)	¤	0.00%	10/1/2031	0	0	7,155,000	1,677,991	0	0	7,155,000	1,677,991
Miami-Dade Cnty., FL Water & Sewer RRB, Ser. C (Water & Sewer Revenue)		5.375%	10/1/2024	0	0	5,000,000	5,399,550	0	0	5,000,000	5,399,550
Miami-Dade Cnty., FL Water & Sewer RRB, Ser. C (Water & Sewer Revenue)		5.50%	10/1/2025	0	0	5,000,000	5,418,150	0	0	5,000,000	5,418,150
North Springs, FL Impt. Dist. Spl. Assmt. RB, Heron Bay Proj. (Other Revenue)		7.00%	5/1/2019	1,307,000	1,307,327	0	0	0	0	1,307,000	1,307,327
North Springs, FL Water & Sewer RRB, Ser. B (Water & Sewer Revenue)		6.50%	10/1/2016	0	0	1,335,000	1,352,302	0	0	1,335,000	1,352,302
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I (Hsg. Revenue)		6.90%	7/1/2039	2,845,000	2,413,584	0	0	0	0	2,845,000	2,413,584
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. (Other Revenue)		6.25%	11/15/2024	0	0	4,000,000	4,494,800	0	0	4,000,000	4,494,800
Orange Cnty., FL Hlth. Facs. Auth. RRB, Orlando Regl. Hlth. Care Sys., Ser. C (Hosp.)		6.25%	10/1/2016	0	0	2,310,000	2,608,798	0	0	2,310,000	2,608,798
Orange Cnty., FL Hlth. Facs. Auth. RRB, Ser. C (Other Revenue)		6.25%	10/1/2016	0	0	610,000	728,096	0	0	610,000	728,096
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien (Trans. Revenue)		6.50%	7/1/2011	0	0	3,550,000	3,813,197	0	0	3,550,000	3,813,197
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien (Trans. Revenue)		8.25%	7/1/2015	0	0	2,960,000	3,746,146	0	0	2,960,000	3,746,146
Orlando FL Hsg. Auth. West Oaks Apts. Proj.s Puttable (Hsg. Revenue, FNMA Insured)		5.05%	8/1/2033	0	0	0	0	3,210,000	3,391,686	3,210,000	3,391,686
Overoaks, FL CDD Capital Impt. RB, Ser. A (Other Revenue)	•+	6.125%	5/1/2035	960,000	514,090	0	0	0	0	960,000	514,090
Overoaks, FL CDD Capital Impt. RB, Ser. B (Other Revenue)	•+	5.125%	5/1/2009	700,000	349,230	0	0	0	0	700,000	349,230
Palm Beach Cnty., FL Criminal Justice Facs. RB (Other Revenue)		7.20%	6/1/2015	0	0	3,000,000	3,599,760	0	0	3,000,000	3,599,760
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., Inc. Proj., Ser. C (Other Revenue)		9.50%	8/1/2013	0	0	1,155,000	1,347,539	0	0	1,155,000	1,347,539
Palm Beach Cnty., FL Pub. Impt. RB, Ser. 2 (Other Revenue)		5.375%	11/1/2028	0	0	3,500,000	3,776,570	0	0	3,500,000	3,776,570
Palm Beach Cnty. FL Hlth. Facs. Auth. Pooled Hosp. Loan Program (HCFR, SunTrust Bank LOC)	±§	0.50%	11/1/2025	0	0	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Poinciana, FL CDD Spl. Assmt. RB, Ser. A (Other Revenue)		7.125%	5/1/2031	2,910,000	2,910,000	0	0	0	0	2,910,000	2,910,000
Portico, FL CDD Capital Impt. RB (Other Revenue)		5.45%	5/1/2037	5,000,000	2,944,100	0	0	0	0	5,000,000	2,944,100
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj. (Other Revenue)	+	5.60%	5/1/2036	3,090,000	1,236,031	0	0	0	0	3,090,000	1,236,031
Putnam Cnty. FL Dev. Auth. PCR Seminole Proj. Ser. A (Elec., Power & Light Revenue, AMBAC Insured)	±§	5.35%	3/15/2042	0	0	0	0	4,800,000	5,094,336	4,800,000	5,094,336
Seminole Tribe, Florida Spl. Obl. RB, Ser. A (Other Revenue)		5.75%	10/1/2022	0	0	5,000,000	4,820,200	0	0	5,000,000	4,820,200
St. John's Cnty., FL IDA Hlth. Care RRB, Glenmoor Proj., Ser. B (IDR)		4.75%	1/1/2041	0	0	1,000,000	1,024,920	0	0	1,000,000	1,024,920
St. John's Cnty., FL IDA RB, Glenmoor Proj., Ser. A (IDR)		8.00%	1/1/2020	5,000,000	5,100,000	0	0	0	0	5,000,000	5,100,000
St. John's Cnty., FL IDA RB, Glenmoor Proj., Ser. A (IDR)		8.00%	1/1/2023	4,500,000	4,590,000	0	0	0	0	4,500,000	4,590,000
St. Petersburg, FL Hlth. Facs. Auth. RRB, All Children's Proj., Ser. A (Hosp.)		6.50%	11/15/2039	0	0	5,500,000	5,901,225	0	0	5,500,000	5,901,225
Stoneybrook, FL CDD RB, Stoneybrook Golf Club (Other Revenue)	•+ ¤	7.00%	10/1/2022	7,605,000	4,327,625	0	0	0	0	7,605,000	4,327,625
Sunrise FL Cap Appreciation Ser. B (Tax Revenue, NATL-RE Insured)	^	5.12%	10/1/2016	0	0	0	0	3,965,000	2,971,331	3,965,000	2,971,331
Viera East, FL CDD RRB, Water Mgmt. Proj. (Water & Sewer Revenue)		5.75%	5/1/2020	0	0	2,020,000	2,185,539	0	0	2,020,000	2,185,539
Viera East, FL CDD RRB, Water Mgmt. Proj. (Water & Sewer Revenue)		5.75%	5/1/2021	0	0	2,140,000	2,319,867	0	0	2,140,000	2,319,867
Viera East, FL CDD RRB, Water Mgmt. Proj. (Water & Sewer Revenue)		5.75%	5/1/2022	0	0	2,265,000	2,439,949	0	0	2,265,000	2,439,949
West Village, FL CDD Spl. Assmt. RB (Other Revenue)	+	5.50%	5/1/2037	5,335,000	2,559,253	0	0	0	0	5,335,000	2,559,253
World Commerce Ctr. Florida CDD Spl. Assmt. RB (Other Revenue)	•	5.50%	5/1/2038	2,000,000	781,140	0	0	0	0	2,000,000	781,140
					66,988,276		104,968,451		30,291,005		202,247,732
Georgia: 2.8%
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus (Education)		5.25%	12/1/2020	0	0	1,315,000	1,365,180	0	0	1,315,000	1,365,180
Atlanta, GA Dev. Auth. RB, TUFF Advanced Tech. Dev. Ctr. Proj., Ser. A (Education)		5.625%	7/1/2018	0	0	2,640,000	2,740,162	0	0	2,640,000	2,740,162
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys., Inc. Proj. (Hosp.)		6.00%	8/1/2016	0	0	510,000	510,673	0	0	510,000	510,673
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs. (IDR)		7.40%	11/1/2010	0	0	1,120,000	1,166,312	0	0	1,120,000	1,166,312
Cartersville, GA GO (General Fund Revenue)		6.70%	1/1/2012	0	0	80,000	84,340	0	0	80,000	84,340
Chatham Cnty., GA Hosp. Auth. RB, Mem. Hlth. Med. Ctr., Ser. A (Hosp.)		6.125%	1/1/2024	0	0	1,000,000	993,970	0	0	1,000,000	993,970
Chatham Cnty., GA Hosp. Auth. RB, Mem. Hlth. Univ., Ser. A (Hosp.)		5.50%	1/1/2034	0	0	2,000,000	1,736,820	0	0	2,000,000	1,736,820
Clayton Cnty. GA Dev. Auth. Delta Airlines Ser. B (Other Revenue)		9.00%	6/1/2035	0	0	0	0	1,000,000	996,500	1,000,000	996,500
Cobb & Marietta, GA Coliseum & Exhibit Hall Auth. RRB (Other Revenue)		5.50%	10/1/2012	0	0	960,000	1,008,019	0	0	960,000	1,008,019
Forsyth Cnty., GA Sch. Dist. GO (General Fund Revenue)		6.75%	7/1/2016	0	0	2,000,000	2,352,140	0	0	2,000,000	2,352,140
Forsyth Cnty. GA Hosp. Auth. Anticipation Certificates Georgia Baptist Hlth. Care Sys. Proj. (HCFR)		6.375%	10/1/2028	0	0	0	0	465,000	586,258	465,000	586,258
Fulton Cnty., GA Dev. Auth. RB, Georgia Tech Foundation SAC II Proj., Ser. A (Education)		5.75%	11/1/2017	0	0	1,950,000	2,119,728	0	0	1,950,000	2,119,728
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj. (Lease Revenue)		5.50%	11/1/2018	0	0	1,000,000	1,053,680	0	0	1,000,000	1,053,680
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj. (Other Revenue)		6.00%	11/1/2014	0	0	2,000,000	2,115,680	0	0	2,000,000	2,115,680
Fulton Cnty., GA Water & Sewer RRB (Other Revenue)		6.375%	1/1/2014	0	0	390,000	428,134	0	0	390,000	428,134
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C (Continuing Care Retirement Community)		7.25%	11/15/2029	5,000,000	5,104,150	0	0	0	0	5,000,000	5,104,150
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C (Continuing Care Retirement Community)		7.25%	11/15/2029	0	0	1,000,000	1,020,830	0	0	1,000,000	1,020,830
Georgia HFA SFHRB, Sub. Ser. A-2 (Hsg.)		5.45%	12/1/2022	0	0	5,450,000	5,484,935	0	0	5,450,000	5,484,935
Georgia HFA SFHRB, Sub. Ser. B-2 (Hsg.)		5.35%	12/1/2022	0	0	2,085,000	2,109,853	0	0	2,085,000	2,109,853
Georgia HFA SFHRB, Sub. Ser. D-4 (Hsg.)		5.65%	6/1/2021	0	0	1,225,000	1,245,641	0	0	1,225,000	1,245,641
Georgia Muni. Assn. COP, City Ct. Atlanta Proj. (Lease Revenue)		5.50%	12/1/2016	0	0	2,175,000	2,309,545	0	0	2,175,000	2,309,545
Georgia Muni. Assn. COP, City Ct. Atlanta Proj. (Lease Revenue)		5.50%	12/1/2017	0	0	2,220,000	2,344,276	0	0	2,220,000	2,344,276
Georgia Muni. Assn. COP, City Ct. Atlanta Proj. (Lease Revenue)		5.50%	12/1/2018	0	0	2,500,000	2,626,750	0	0	2,500,000	2,626,750
Georgia Muni. Elec. Auth. Power RRB, Ser. B (Elec.)		6.25%	1/1/2017	0	0	1,000,000	1,155,330	0	0	1,000,000	1,155,330
Georgia Muni. Elec. Auth. Power RRB, Ser. EE (Elec.)		7.25%	1/1/2024	0	0	400,000	507,572	0	0	400,000	507,572
Georgia Muni. Elec. Auth. Power Revenue Unrefunded (Elec. Revenue, NATL-RE Insured)		6.50%	1/1/2017	0	0	0	0	450,000	522,810	450,000	522,810
Georgia Refunding GO, Ser. I (General Fund Revenue)		5.00%	7/1/2020	0	0	5,000,000	5,887,600	0	0	5,000,000	5,887,600
Georgia State Ser. B Prerefunded (Other Revenue)		6.25%	3/1/2011	0	0	0	0	5,000	5,339	5,000	5,339
Henry Cnty., GA Sch. Dist. GO, Ser. A (General Fund Revenue)		6.45%	8/1/2011	0	0	475,000	498,617	0	0	475,000	498,617
Main Street Natural Gas Incorporated GA Gas Ser. A (Natural Gas Revenue)		5.50%	9/15/2022	0	0	0	0	3,230,000	3,269,212	3,230,000	3,269,212
Main Street Natural Gas Incorporated GA Gas Ser. B (Natural Gas Revenue)		5.00%	3/15/2016	0	0	0	0	1,525,000	1,555,607	1,525,000	1,555,607
Metropolitan Atlanta Rapid Transit Auth. of Georgia RRB, Ser. P (Trans. Revenue)		6.25%	7/1/2011	0	0	5,760,000	6,095,174	0	0	5,760,000	6,095,174
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A (IDR)		6.75%	1/1/2010	0	0	1,000,000	1,000,000	0	0	1,000,000	1,000,000
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ., Jaguar Student Hsg., LLC Proj., Ser. A (Hsg.)		5.375%	2/1/2025	0	0	3,870,000	3,873,328	0	0	3,870,000	3,873,328
					5,104,150		53,834,289		6,935,726		65,874,165
Guam: 0.0%
Guam Education Financing Foundation COP Guam Pub. Sch. Facs. Proj. Ser. B (Lease Revenue, ACA Insured)		4.50%	10/1/2026	0	0	0	0	280,000	223,574	280,000	223,574
Guam Hsg. Corp. Guaranteed Mortgage-Backed Securities Ser. A (SFMR, FHLMC Insured)		5.75%	9/1/2031	0	0	0	0	60,000	64,336	60,000	64,336
					0		0		287,910		287,910
Hawaii: 0.2%
Hawaii Dept. of Budget and Fin. Spl. Purpose GO, Hawaiian Elec. Co. Proj. (General Fund Revenue)		6.50%	7/1/2039	2,000,000	2,137,300	0	0	0	0	2,000,000	2,137,300
Hawaii Dept. of Budget and Fin. Spl. Purpose GO, Hawaiian Elec. Co. Proj. (General Fund Revenue)		6.50%	7/1/2039	0	0	3,000,000	3,205,950	0	0	3,000,000	3,205,950
Hawaii State Hsg. Fin. & Dev. Corp. Ser. A (SFMR, FNMA Insured)		5.75%	7/1/2030	0	0	0	0	40,000	40,534	40,000	40,534
					2,137,300		3,205,950		40,534		5,383,784
Idaho: 0.8%
Boise-Kuna Irrigation District (Elec., Power & Light Revenue)		7.375%	6/1/2040	0	0	0	0	6,300,000	7,104,132	6,300,000	7,104,132
Idaho Hlth. Facs. Auth. RRB, Trinity Hlth. Credit Group, Ser. B (Hosp.)		6.25%	12/1/2033	0	0	3,000,000	3,262,470	0	0	3,000,000	3,262,470
Idaho Hsg. & Fin. Association Idaho Arts Charter Sch. Incorporated Ser. A (Other Revenue)		6.50%	12/1/2038	0	0	0	0	1,750,000	1,502,463	1,750,000	1,502,463
Idaho Hsg. & Fin. Association Liberty Charter Sch. Ser. A (Other Revenue)		6.00%	6/1/2038	0	0	0	0	500,000	467,750	500,000	467,750
Idaho Hsg. & Fin. Association North Star Charter Sch. Proj. Ser. A (Other Revenue)		9.50%	7/1/2039	0	0	0	0	2,500,000	2,795,725	2,500,000	2,795,725
Idaho Hsg. & Fin. Association Ser. A (Other Revenue)		6.125%	7/1/2038	0	0	0	0	1,500,000	1,362,795	1,500,000	1,362,795
Idaho Hsg. & Fin. Association Ser. C2 (SFMR)		6.35%	7/1/2015	0	0	0	0	70,000	70,095	70,000	70,095
Idaho Hsg. & Fin. Association Ser. E CL I (SFMR)		3.60%	7/1/2033	0	0	0	0	290,000	283,707	290,000	283,707
Idaho Hsg. & Fin. Association Ser. H2 (SFMR, FHA Insured)		6.15%	1/1/2028	0	0	0	0	100,000	100,535	100,000	100,535
Idaho Hsg. & Fin. Assn. SFHRB, Sr. Ser. D (Hsg.)		6.30%	7/1/2025	0	0	495,000	495,564	0	0	495,000	495,564
Idaho Hsg. & Fin. Assn. SFHRB, Sub. Ser. B-2 (Hsg.)		6.00%	7/1/2014	0	0	405,000	412,339	0	0	405,000	412,339
					0		4,170,373		13,687,202		17,857,575
Illinois: 3.6%
Aurora IL Ser. B (Tax/Allocation Revenue)		5.85%	12/30/2013	0	0	0	0	2,740,000	2,740,959	2,740,000	2,740,959
Chicago IL Board of Education Lease Certificates Ser. A (Lease Revenue, NATL-RE Insured)		6.00%	1/1/2020	0	0	0	0	4,000,000	4,583,400	4,000,000	4,583,400
Chicago IL Ser. D (Property Tax Revenue, NATL-RE Insured)		5.50%	1/1/2035	0	0	0	0	2,415,000	2,443,594	2,415,000	2,443,594
Chicago, IL Metro. Water Reclamation Dist. GO (General Fund Revenue)		7.25%	12/1/2012	0	0	1,500,000	1,773,240	0	0	1,500,000	1,773,240
DuPage Cnty. IL Spl. Service Area # 31Monarch Landing Proj. (Spl. Tax Revenue)		5.40%	3/1/2016	0	0	0	0	246,000	231,575	246,000	231,575
Eureka IL Eureka College Proj. 1998 B (Other Revenue)	±§	7.00%	1/1/2019	0	0	0	0	2,750,000	2,762,155	2,750,000	2,762,155
Illinois Dev. Fin. Auth. Balance Community Rehabilitation Ser. A (HCFR)		7.875%	7/1/2020	0	0	0	0	146,156	105,231	146,156	105,231
Illinois Fin. Auth. RB, Advocate Hlth.care Network, Ser. D (Hosp.)		6.50%	11/1/2038	0	0	5,000,000	5,511,100	0	0	5,000,000	5,511,100
Illinois Fin. Auth. RB, Northwestern Mem. Hosp. Proj., Ser. A (Hosp.)		6.00%	8/15/2039	0	0	5,000,000	5,417,650	0	0	5,000,000	5,417,650
Illinois Fin. Auth. Water Facs. RB, American Water Capital Corp. Proj. (Water & Sewer Revenue)		5.25%	10/1/2039	0	0	3,150,000	2,986,546	0	0	3,150,000	2,986,546
Illinois Fin. Auth. New Money Community Rehabilitation Ser. A (HCFR, GO of Participants)		5.35%	7/1/2027	0	0	0	0	410,000	359,591	410,000	359,591
Illinois Fin. Auth. Revenue IL Medical District Commission Proj. A (HCFR, CIFG Insured)		4.125%	9/1/2018	0	0	0	0	1,620,000	1,593,837	1,620,000	1,593,837
Illinois Hlth. Facs. Auth. RB, Edward Hosp. Obligated Group A, Ser. 2001-A (Hosp.)		5.50%	2/15/2014	0	0	2,830,000	2,935,248	0	0	2,830,000	2,935,248
Illinois Hlth. Facs. Auth. RB, Edward Hosp. Obligated Group A, Ser. 2001-A (Hosp.)		5.50%	2/15/2015	0	0	1,730,000	1,786,312	0	0	1,730,000	1,786,312
Illinois Hlth. Facs. Auth. RRB, Ser. AA (Hosp.)		6.50%	6/1/2012	0	0	1,750,000	1,987,493	0	0	1,750,000	1,987,493
Illinois Hlth. Facs. Auth. RRB, Sherman Hlth. Sys. (Hosp.)		5.25%	8/1/2017	0	0	1,000,000	987,050	0	0	1,000,000	987,050
Illinois Hsg. Dev. Auth. Multi Hsg. Ser. A-1 (MFHR, GNMA Insured)		5.75%	12/20/2032	0	0	0	0	2,000,000	2,048,320	2,000,000	2,048,320
Illinois Sales Tax RB, Ser. B (Sales Tax Revenue)		5.25%	6/15/2034	0	0	1,000,000	1,037,710	0	0	1,000,000	1,037,710
Kane & De Kalb Cnty., IL Cmnty. Unit Sch. Dist. No. 302 GO, Sch. Bldg. (General Fund Revenue)		5.50%	2/1/2025	0	0	1,265,000	1,365,036	0	0	1,265,000	1,365,036
Kane & De Kalb Cnty., IL Cmnty. Unit Sch. Dist. No. 302 GO, Sch. Bldg. (General Fund Revenue)		5.50%	2/1/2026	0	0	3,610,000	3,885,587	0	0	3,610,000	3,885,587
Kane Cnty. IL Community USD # 304 Geneva Ser. A (Property Tax Revenue, AGM Insured)		9.00%	1/1/2023	0	0	0	0	10,000,000	14,770,900	10,000,000	14,770,900
Lake Cnty. IL Community Consolidated Sch. District # 24 Millburn Capital Appreciation Bonds (Property Tax Revenue, NATL-RE Insured)	^	4.40%	12/1/2015	0	0	0	0	1,745,000	1,397,064	1,745,000	1,397,064
Lake Cnty. IL Community High Sch. District # 117 Antioch Capital Appreciation Ser. B (Property Tax Revenue, NATL-RE Insured)	^	5.38%	12/1/2016	0	0	0	0	3,080,000	2,276,274	3,080,000	2,276,274
Lake Cnty. IL Sch. District # 38 Big Hallow Capital Appreciation (Property Tax Revenue, AMBAC)	^	5.73%	2/1/2016	0	0	0	0	715,000	557,907	715,000	557,907
Rockford IL Faust Landmark Apts. Proj. Ser. A HUD (MFHR, NATL-RE/FHA Insured HUD Section 8)		6.75%	1/1/2018	0	0	0	0	765,000	772,359	765,000	772,359
Southwestern IL Dev. Fin. Auth. Local Govt. Program Collinsville Ltd. (Sales Tax Revenue)		5.00%	3/1/2025	0	0	0	0	1,025,000	836,021	1,025,000	836,021
Southwestern IL Dev. Fin. Auth. Local Govt. Program Collinsville Ltd. (Sales Tax Revenue)		5.35%	3/1/2031	0	0	0	0	1,500,000	1,133,265	1,500,000	1,133,265
Tazewell Cnty. IL Sch. District # 51 (Property Tax Revenue, FGIC Insured)		9.00%	12/1/2023	0	0	0	0	605,000	884,437	605,000	884,437
Univ. of Illinois Auxiliary Facs. Sys. RB, Ser. A (Education)		5.75%	4/1/2038	0	0	5,000,000	5,432,750	0	0	5,000,000	5,432,750
Will Cnty. IL Community USD #201 Crete-Monee Capital Appreciation (Property Tax Revenue, NATL-RE Insured)	^	9.77%	11/1/2024	0	0	0	0	1,880,000	765,498	1,880,000	765,498
Will Cnty. IL Community USD # 201 U Crete-Monee Cap Appreciation (Property Tax Revenue, NATL-RE FGIC Insured)	^	5.72%	11/1/2016	0	0	0	0	3,680,000	2,664,614	3,680,000	2,664,614
Will Cnty. IL Community USD # 201 U Crete-Monee (Property Tax Revenue, NATL-RE FGIC Insured)	^	10.71%	11/1/2019	0	0	0	0	8,980,000	5,251,953	8,980,000	5,251,953
					0		35,105,722		48,178,954		83,284,676
Indiana: 1.3%
Indiana Board Bank Spl. Program Gas RB, Ser. B-2 (Utilities Revenue)		0.90%	10/15/2022	0	0	6,190,000	5,058,777	0	0	6,190,000	5,058,777
Indiana Bond Bank Spl. Program BMA Index Ser. B2 (Utilities Revenue)	±§	0.90%	10/15/2022	0	0	0	0	3,600,000	2,942,100	3,600,000	2,942,100
Indiana Fin. Auth. Env. RB, Duke Energy, Ser. B (Elec., Power & Light Revenue)		6.00%	8/1/2039	0	0	2,000,000	2,163,380	0	0	2,000,000	2,163,380
Indiana HFA SFHRB, Ser. A-2 (Hsg.)		5.15%	7/1/2017	0	0	1,115,000	1,115,000	0	0	1,115,000	1,115,000
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB, Clarian Hlth. Obl. Group B (Hosp.)		5.00%	2/15/2022	0	0	5,900,000	5,831,029	0	0	5,900,000	5,831,029
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB, Sisters of St. Francis Hlth. (Hosp.)		5.25%	5/15/2041	0	0	2,000,000	1,999,880	0	0	2,000,000	1,999,880
Indianapolis IN Local Pub. Impt. Ser. B (Other Revenue)		6.00%	1/10/2020	0	0	0	0	290,000	334,631	290,000	334,631
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F (Arpt. Revenue)		5.00%	1/1/2020	0	0	8,460,000	8,446,803	0	0	8,460,000	8,446,803
Lawrence Township, IN Metro. Sch. Dist. RB (Lease Revenue)		6.875%	7/5/2011	0	0	775,000	806,961	0	0	775,000	806,961
Valparaiso IN Economic Dev. Valparaiso Family YMCA (Other Revenue)		6.00%	12/1/2036	0	0	0	0	2,000,000	1,544,260	2,000,000	1,544,260
					0		25,421,830		4,820,991		30,242,821
Iowa: 0.3%
Coralville IA COP Ser. D (Other Revenue)		5.25%	6/1/2016	0	0	0	0	360,000	384,602	360,000	384,602
Iowa Fin. Auth. Child Services (HCFR)		5.00%	6/1/2010	0	0	0	0	125,000	125,159	125,000	125,159
Xenia Rural Water District IA Water (Water Revenue, CIFG Insured)		5.00%	12/1/2017	0	0	0	0	1,620,000	1,470,425	1,620,000	1,470,425
Xenia Rural Water District IA Water (Water Revenue, CIFG Insured)		4.25%	12/1/2019	0	0	0	0	500,000	398,830	500,000	398,830
Xenia Rural Water District IA Water (Water Revenue, CIFG Insured)		4.50%	12/1/2031	0	0	0	0	1,400,000	921,886	1,400,000	921,886
Xenia Rural Water District IA Water (Water Revenue, CIFG Insured)		5.00%	12/1/2041	0	0	0	0	6,420,000	4,267,502	6,420,000	4,267,502
					0		0		7,568,404		7,568,404
Kansas: 1.1%
Kansas Dev. Fin. Auth. Hlth. Facs. Hartford Ser. B 1 (HCFR,ACA Insured)		6.125%	4/1/2012	0	0	0	0	220,000	224,211	220,000	224,211
Olathe KS Spl. Oblig. West Village Center Proj. (Tax Incremental/Allocation Revenue)		5.50%	9/1/2026	0	0	0	0	1,165,000	831,169	1,165,000	831,169
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Ser. A5 (SFMR, GNMA/FNMA Insured)		5.70%	12/1/2036	0	0	0	0	515,000	533,308	515,000	533,308
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Ser. A2 (SFMR, GNMA Insured)	±§	6.70%	6/1/2029	0	0	0	0	340,000	346,555	340,000	346,555
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B (Sales Tax Revenue)		5.00%	12/1/2020	0	0	12,000,000	12,097,320	0	0	12,000,000	12,097,320
Wyandotte Cnty. Kansas City United Govt. Referendum Sales Tax Second Lien Area B (Sales Tax Revenue)		5.00%	12/1/2020	0	0	0	0	4,050,000	4,082,846	4,050,000	4,082,846
Wyandotte Cnty. Kansas City United Govt. Trans. Dev. Strict Legends Village West Proj. (Other Revenue)		4.875%	10/1/2028	0	0	0	0	3,320,000	2,429,808	3,320,000	2,429,808
					0		12,097,320		8,447,897		20,545,217
Kentucky: 0.7%
Kentucky Asset Liability Commission General Fund Revenue Proj. Ser. A (Other Revenue, NATL-RE FGIC Insured)	±§	0.72%	11/1/2027	0	0	0	0	7,910,000	6,660,220	7,910,000	6,660,220
Kentucky Asset Liability Commission General Fund Revenue Proj. Ser. B (Other Revenue, NATL-RE FGIC Insured)	±§	0.74%	11/1/2025	0	0	0	0	10,000,000	7,672,500	10,000,000	7,672,500
Kentucky Hsg. Corp. RRB, AMT, Ser. H (Hsg.)		4.80%	7/1/2022	0	0	2,000,000	2,006,140	0	0	2,000,000	2,006,140
					0		2,006,140		14,332,720		16,338,860
Louisiana: 1.7%
Louisiana PFA Black & Gold Facs. Proj. Ser. A (College & Univ. Revenue, CIFG Insured)		5.00%	7/1/2032	0	0	0	0	2,900,000	2,597,095	2,900,000	2,597,095
Louisiana PFA Black & Gold Facs. Proj. Ser. A (HEFAR, CIFG Insured)		5.00%	7/1/2030	0	0	0	0	700,000	586,859	700,000	586,859
Louisiana PFA Revenue Black & Gold Facs. Proj. Ser. A (Hsg. Revenue, CIFG Insured)		4.50%	7/1/2038	0	0	0	0	255,000	181,575	255,000	181,575
Louisiana State Citizens Property Insurance Corp. Ser. B (Other Revenue, AMBAC Insured)		5.00%	6/1/2019	0	0	0	0	2,025,000	2,037,049	2,025,000	2,037,049
Louisiana State Citizens Property Insurance Corp. Ser. B (Other Revenue, AMBAC Insured)		5.00%	6/1/2020	0	0	0	0	925,000	923,104	925,000	923,104
Louisiana State Tobacco Settlement Financing Corp. Ser. 2001B (Tobacco Settlement Funded)		5.50%	5/15/2030	0	0	0	0	2,500,000	2,493,150	2,500,000	2,493,150
New Orleans LA (Property Tax Revenue, FGIC Insured)		5.50%	12/1/2021	0	0	0	0	1,700,000	1,773,015	1,700,000	1,773,015
New Orleans LA (Sewer Revenue, FGIC Insured)		5.375%	6/1/2014	0	0	0	0	400,000	402,364	400,000	402,364
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Ser. A (Arpt. Revenue)		6.50%	1/1/2040	0	0	0	0	5,950,000	5,974,098	5,950,000	5,974,098
New Orleans LA Aviation Board Ser. A-1 (Arpt. Revenue, Assured Guaranty)		6.00%	1/1/2023	0	0	0	0	1,250,000	1,412,188	1,250,000	1,412,188
New Orleans LA Sewer Service (Sewer Revenue, Assured Guaranty)		5.75%	6/1/2018	0	0	0	0	770,000	803,387	770,000	803,387
New Orleans LA Sewer Service (Sewer Revenue, Assured Guaranty)		6.00%	6/1/2019	0	0	0	0	320,000	340,349	320,000	340,349
New Orleans LA Sewer Service (Sewer Revenue, Assured Guaranty)		6.00%	6/1/2024	0	0	0	0	1,000,000	1,055,110	1,000,000	1,055,110
Orleans Parish LA Parishwide Sch. District Ser. A (Property Tax Revenue, NATL-RE Insured)		5.125%	9/1/2014	0	0	0	0	725,000	725,500	725,000	725,500
Rapides Fin. Auth. Revenue LA Cleco Power LLC Proj. (Other Revenue)	±§	5.25%	11/1/2037	0	0	0	0	2,500,000	2,600,775	2,500,000	2,600,775
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A (IDR)		5.125%	6/1/2037	3,030,000	2,719,455	0	0	0	0	3,030,000	2,719,455
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A (IDR)		5.125%	6/1/2037	0	0	8,750,000	7,853,212	0	0	8,750,000	7,853,212
West Baton Rouge Parish, LA Indl. Dist. RRB, Dow Chemical (IDR)		5.00%	10/1/2021	0	0	5,000,000	5,022,200	0	0	5,000,000	5,022,200
					2,719,455		12,875,412		23,905,618		39,500,485
Maine: 0.7%
Maine Edl. Loan Auth. Student Loan RB, Ser. A-3, Class A (Education)		5.875%	12/1/2039	2,000,000	2,097,900	0	0	0	0	2,000,000	2,097,900
Maine Edl. Loan Auth. Student Loan RB, Ser. A-3, Class A (Education)		5.875%	12/1/2039	0	0	6,200,000	6,503,490	0	0	6,200,000	6,503,490
Maine Edl. Auth. Student Loan Revenue Ser. A-3 (College & Univ. Revenue, Assured Guaranteed)		5.875%	12/1/2039	0	0	0	0	8,000,000	8,391,600	8,000,000	8,391,600
					2,097,900		6,503,490		8,391,600		16,992,990
Maryland: 1.8%
Annapolis, MD EDRRB, St. John's College Facs. (Education)		5.50%	10/1/2018	0	0	300,000	301,167	0	0	300,000	301,167
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA (Other Revenue)		6.625%	7/1/2025	2,500,000	2,340,525	0	0	0	0	2,500,000	2,340,525
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA (Other Revenue)		6.25%	7/1/2010	0	0	294,000	294,338	0	0	294,000	294,338
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA (Other Revenue)		6.625%	7/1/2025	0	0	6,280,000	5,879,399	0	0	6,280,000	5,879,399
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A (Lease Revenue)		8.00%	8/15/2020	0	0	305,000	405,345	0	0	305,000	405,345
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A (Hsg.)		5.50%	7/1/2022	0	0	1,000,000	1,019,610	0	0	1,000,000	1,019,610
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A (Hsg.)		5.88%	7/1/2021	0	0	500,000	500,460	0	0	500,000	500,460
Maryland Cmnty. Dev. Admin. RB, Ser. B (Hsg.)		5.50%	9/1/2031	0	0	710,000	717,909	0	0	710,000	717,909
Maryland Cmnty. Dev. Admin. SFHRB, Dept. of Hsg. & Cmnty. Dev., Ser. A (Hsg.)		4.55%	9/1/2022	0	0	5,000,000	5,044,400	0	0	5,000,000	5,044,400
Maryland Cmnty. Dev. Admin. SFHRB, Dept. of Hsg. & Cmnty. Dev., Ser. P (Hsg.)		4.45%	9/1/2021	0	0	1,500,000	1,475,790	0	0	1,500,000	1,475,790
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A (Other Revenue)		7.50%	9/1/2015	2,410,000	2,280,776	0	0	0	0	2,410,000	2,280,776
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A (Other Revenue)		7.50%	9/1/2015	0	0	790,000	747,640	0	0	790,000	747,640
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Anne Arundel Htlh. Sys., Ser. A (Hosp.)		6.75%	7/1/2039	0	0	2,500,000	2,845,925	0	0	2,500,000	2,845,925
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Catholic Hlth. Initiatives (Hosp.)		6.00%	12/1/2013	0	0	1,200,000	1,233,168	0	0	1,200,000	1,233,168
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. B (Education)		5.00%	1/1/2017	0	0	7,245,000	6,595,920	0	0	7,245,000	6,595,920
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Uinv. of Maryland Med. Sys. (Hosp.)		5.125%	7/1/2039	0	0	3,000,000	2,952,900	0	0	3,000,000	2,952,900
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj. (Other Revenue)		6.625%	7/1/2020	0	0	890,000	924,639	0	0	890,000	924,639
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Washington Cnty. Hosp. (Hosp.)		6.00%	1/1/2043	0	0	5,000,000	5,072,850	0	0	5,000,000	5,072,850
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Union Hosp. of Cecil Cnty. (Hosp.)		4.80%	7/1/2011	0	0	330,000	330,611	0	0	330,000	330,611
Montgomery Cnty., MD Hsg. Opportunities MHRB, Cmnty. Hsg., Ser. A (Hsg.)		5.35%	7/1/2021	0	0	500,000	505,015	0	0	500,000	505,015
					4,621,301		36,847,086		0		41,468,387
Massachusetts: 1.5%
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B (Trans. Revenue)		6.20%	3/1/2016	0	0	2,125,000	2,453,546	0	0	2,125,000	2,453,546
Massachusetts Dev. Fin. Agcy. RB, Sabis Intl. Charter Sch., Ser. A (Other Revenue)		8.00%	4/15/2031	1,460,000	1,612,103	0	0	0	0	1,460,000	1,612,103
Massachusetts Dev. Fin. Agcy. Revenue Sabis Intl. Charter Ser. A (Other Revenue)		8.00%	4/15/2031	0	0	0	0	1,200,000	1,325,016	1,200,000	1,325,016
Massachusetts Dev. Fin. Agcy. Revenue Sabis Intl. Charter Ser. A (Other Revenue)		8.00%	4/15/2039	0	0	0	0	3,950,000	4,333,664	3,950,000	4,333,664
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E (Education)		5.30%	1/1/2016	0	0	1,315,000	1,322,864	0	0	1,315,000	1,322,864
Massachusetts Edl. Fin. Auth. RB, Ser. I (Education)		6.00%	1/1/2028	0	0	4,000,000	4,269,600	0	0	4,000,000	4,269,600
Massachusetts Hlth. & Edl. Facs. Auth. RB, Suffolk Univ., Ser. A (Education)		6.25%	7/1/2030	0	0	5,000,000	5,263,250	0	0	5,000,000	5,263,250
Massachusetts Hlth. Edl. Facs. Auth. RB, Suffolk Univ. Proj., Ser. A (Education)		5.75%	7/1/2039	1,500,000	1,479,045	0	0	0	0	1,500,000	1,479,045
Massachusetts Hsg. Fin. Agcy. MHRB, Ser. F (Hsg.)		5.125%	12/1/2034	0	0	100,000	97,455	0	0	100,000	97,455
Massachusetts Muni. Wholesale Elec. Company Nuclear Mix # 4 Ser. 1 (Elec. Revenue, NATL-RE Insured)	±§(m)(n)	0.24%	7/1/2017	0	0	0	0	1,825,000	1,640,219	1,825,000	1,640,219
Massachusetts State HEFA Suffolk Univ. Ser. A (Lease Revenue, AMBAC Insured)		6.00%	7/1/2024	0	0	0	0	4,950,000	5,194,728	4,950,000	5,194,728
Massachusetts State Port Auth. Delta Airlines Incorporated Proj. Ser. A (Lease Revenue, AMBAC Insured)		5.50%	1/1/2013	0	0	0	0	800,000	743,568	800,000	743,568
Massachusetts State Ser. C (Other Revenue, AGM Insured)	±§	0.71%	11/1/2020	0	0	0	0	1,200,000	1,039,836	1,200,000	1,039,836
Massachusetts State Water Pollution Abatement (Water Revenue)	±§	2.81%	8/1/2022	0	0	0	0	3,870,000	3,299,059	3,870,000	3,299,059
					3,091,148		13,406,715		17,576,090		34,073,953
Michigan: 2.7%
Cesar Chavez Academy MI Incorporated COP (Lease Revenue)		8.00%	2/1/2033	0	0	0	0	1,400,000	1,404,466	1,400,000	1,404,466
Detroit MI (Property Tax Revenue, NATL-RE Insured)		4.00%	4/1/2011	0	0	0	0	1,955,000	1,920,592	1,955,000	1,920,592
Detroit MI Capital Impt. Ltd. Tax Ser. A-1 (Property Tax Revenue)		5.00%	4/1/2015	0	0	0	0	5,855,000	5,393,099	5,855,000	5,393,099
Detroit MI Convention Facility Cobo Hall (Tax Revenue, NATL-RE Insured)		5.00%	9/30/2013	0	0	0	0	3,190,000	3,354,349	3,190,000	3,354,349
Detroit MI Sewage Disposal Revenue Refunding Senior Lien Ser. C (Sewer Revenue, NATL-RE FGIC Insured)		5.25%	7/1/2016	0	0	0	0	1,355,000	1,428,116	1,355,000	1,428,116
Michigan Muni. Bond Auth. RB, Ser. D (Other Revenue)		9.50%	8/20/2010	2,000,000	1,997,200	0	0	0	0	2,000,000	1,997,200
Michigan Muni. Bond Auth. RB, Ser. D (Other Revenue)		9.50%	8/20/2010	0	0	10,000,000	9,986,000	0	0	10,000,000	9,986,000
Michigan Muni. Bond Auth. Revenue Local Govt. Loan Program Ser. A (Other Revenue, AMBAC Insured)		4.80%	11/1/2015	0	0	0	0	150,000	157,500	150,000	157,500
Michigan Muni. Bond Auth. Revenue Local Govt. Loan Program Ser. A (Other Revenue, AMBAC Insured)		5.00%	5/1/2017	0	0	0	0	340,000	326,913	340,000	326,913
Michigan Muni. Bond Auth. Revenue Local Govt. Loan Program Ser. B-Group A (Other Revenue, AMBAC Insured)		5.00%	12/1/2015	0	0	0	0	290,000	293,915	290,000	293,915
Michigan Muni. Bond Auth. Revenue Local Govt. Loan Program Ser. B-Group A (Other Revenue, AMBAC Insured)		4.25%	12/1/2016	0	0	0	0	2,770,000	2,649,837	2,770,000	2,649,837
Michigan Muni. Bond Auth. Revenue Local Govt. Loan Program Ser. B-Group A (Other Revenue, AMBAC Insured)		5.00%	12/1/2017	0	0	0	0	2,000,000	1,916,860	2,000,000	1,916,860
Michigan Muni. Bond Auth. Revenue Local Govt. Loan Program Ser. B-Group A (Other Revenue, AMBAC Insured)		5.25%	12/1/2023	0	0	0	0	1,185,000	1,134,294	1,185,000	1,134,294
Michigan Muni. Bond Auth. Revenue Local Govt. Loan Program Ser. C (Other Revenue, AMBAC Insured)		3.625%	5/1/2016	0	0	0	0	1,000,000	929,800	1,000,000	929,800
Michigan Muni. Bond Auth. Revenue Local Govt. Loan Program Ser. G (Other Revenue, AMBAC Insured)	^	9.95%	5/1/2019	0	0	0	0	75,000	44,954	75,000	44,954
Michigan Muni. Bond Auth. Revenue Local Govt. Loan Program Ser. G (Other Revenue, AMBAC Insured)	^	10.35%	5/1/2020	0	0	0	0	50,000	27,982	50,000	27,982
Michigan Muni. Bond Auth. Student Aid Notes Ser. D (Other Revenue)		9.50%	8/20/2010	0	0	0	0	7,000,000	6,990,200	7,000,000	6,990,200
Michigan Pub. Edl. Facs. Auth. RB, Bradford Academy Proj. (Edl. Facs. Revenue)		8.75%	9/1/2039	0	0	1,250,000	1,349,763	0	0	1,250,000	1,349,763
Michigan Pub. Edl. Facs. Auth. Ltd. Oblig. Bradford (Edl. Facs. Revenue)	††	6.50%	9/1/2037	0	0	0	0	2,445,000	2,148,397	2,445,000	2,148,397
Michigan Pub. Edl. Facs. Auth. Ltd. Oblig. Crescent (Private Sch. Revenue)		7.00%	10/1/2036	0	0	0	0	1,257,500	1,079,124	1,257,500	1,079,124
Michigan Pub. Edl. Facs. Auth. Ltd. Oblig. Nataki Talibah (Private Sch. Revenue)		6.25%	10/1/2023	0	0	0	0	1,120,000	941,696	1,120,000	941,696
Michigan Pub. Edl. Facs. Auth. Revenue Ltd. Oblig. Bradford Academy Proj. (Other Revenue)		8.75%	9/1/2039	0	0	0	0	1,250,000	1,349,763	1,250,000	1,349,763
Michigan State Hosp. Fin. Auth. Ser. A Trinity Hlth. (Hosp. Revenue)	±§	5.00%	12/1/2014	0	0	0	0	500,000	545,145	500,000	545,145
Michigan State Hosp. Fin. Auth. (HCFR)	±§	6.00%	12/1/2034	0	0	0	0	2,500,000	2,893,250	2,500,000	2,893,250
Michigan State Strategic Fund Ltd. Adjusted Refunding Dow Chemical Proj. Ser. J-A-2 (IDR)	±§	5.50%	12/1/2028	0	0	0	0	825,000	840,989	825,000	840,989
Michigan State Strategic Fund Ser. A (Hsg. Revenue, Guarantee Agreement)		5.25%	10/15/2021	0	0	0	0	40,000	43,533	40,000	43,533
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA (IDR)		6.95%	9/1/2022	0	0	10,000,000	11,577,600	0	0	10,000,000	11,577,600
Star Intl. Academy MI COP Full Term (Lease Revenue)		6.125%	3/1/2037	0	0	0	0	1,460,000	1,325,125	1,460,000	1,325,125
					1,997,200		22,913,363		39,139,899		64,050,462
Minnesota: 0.5%
Austin MN Hsg. & RDA Courtyard Residence Proj. Ser. A (Hsg. Revenue)		7.25%	1/1/2032	0	0	0	0	500,000	500,155	500,000	500,155
Becker MN PCR Northern States Power Ser. A (IDR)	±§	8.50%	9/1/2019	0	0	0	0	1,100,000	1,239,590	1,100,000	1,239,590
Becker MN PCR Northern States Power Ser. A (IDR)	±§	8.50%	3/1/2019	0	0	0	0	750,000	846,413	750,000	846,413
Falcon Height MN Kaleidoscope Charter Sch. Ser. A (Lease Revenue)		6.00%	11/1/2037	0	0	0	0	900,000	692,145	900,000	692,145
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, Hlth.East Hosp. Proj. (Hosp.)		6.00%	11/15/2035	3,000,000	2,656,380	0	0	0	0	3,000,000	2,656,380
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, Hlth.East Hosp. Proj. (Hosp.)		6.00%	11/15/2035	0	0	5,000,000	4,551,800	0	0	5,000,000	4,551,800
Township of Baytown MN St. Croix Preparatory Academy Ser. A (Lease Revenue)		7.00%	8/1/2038	0	0	0	0	750,000	692,040	750,000	692,040
Woodbury MN Math Science Academy Proj. Ser. A (Other Revenue)		7.50%	12/1/2031	0	0	0	0	1,500,000	1,510,845	1,500,000	1,510,845
					2,656,380		4,551,800		5,481,188		12,689,368
Mississippi: 0.3%
Gulfport-Biloxi Regional Arpt. Auth. MS Passenger Facs. Ser. A (Arpt. Revenue, ACA Insured)		5.00%	10/1/2022	0	0	0	0	500,000	387,775	500,000	387,775
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A (Other Revenue)		8.50%	2/1/2013	0	0	1,000,000	1,224,610	0	0	1,000,000	1,224,610
Mississippi Home Corp. SFHRB, Ser. B (Hsg.)		6.20%	6/1/2030	0	0	430,000	438,686	0	0	430,000	438,686
Warren Cnty., MS Gulf Opportunity Zone Intl. Paper RB, Ser. A (IDR)		6.50%	9/1/2032	5,000,000	5,085,450	0	0	0	0	5,000,000	5,085,450
					5,085,450		1,663,296		387,775		7,136,521
Missouri: 0.9%
Branson, MO Regl. Arpt. Trans. Dev. RB, Ser. B (Arpt. Revenue)		6.00%	7/1/2037	3,000,000	1,926,390	0	0	0	0	3,000,000	1,926,390
Chesterfield Valley Trans. Dev. District MO (Sales Tax Revenue, CIFG Insured)		4.00%	4/15/2026	0	0	0	0	1,000,000	1,007,430	1,000,000	1,007,430
Desloge MO US Highway 67 State Street Redev. Proj. (Tax Incremental Revenue)		5.20%	4/15/2020	0	0	0	0	535,000	466,857	535,000	466,857
Fenton MO Gravois Bluffs Redev. Proj. (Tax/Allocation Revenue)		4.50%	4/1/2021	0	0	0	0	550,000	532,169	550,000	532,169
Independence MO Thirty-Ninth Street Trans. District Impt. Dev. Road Impt. Proj. (Trans. Revenue)		6.875%	9/1/2032	0	0	0	0	4,300,000	4,075,626	4,300,000	4,075,626
Kansas City MO Spl. Oblig. Ser. E (Other Revenue)	^	7.21%	2/1/2019	0	0	0	0	7,615,000	4,743,307	7,615,000	4,743,307
Lake of the Ozarks MO Community Bridge Corp. (Toll Road Revenue)		5.25%	12/1/2014	0	0	0	0	3,030,000	2,739,847	3,030,000	2,739,847
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B (IDR)		7.20%	7/1/2016	0	0	245,000	264,394	0	0	245,000	264,394
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. A-2 (Hsg.)		6.30%	3/1/2030	0	0	20,000	20,503	0	0	20,000	20,503
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. B (Hsg.)		6.25%	9/1/2015	0	0	35,000	35,044	0	0	35,000	35,044
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. B (Hsg.)		6.45%	9/1/2027	0	0	175,000	175,179	0	0	175,000	175,179
Ozark MO COP Community Center Proj. (Lease Revenue)		5.00%	9/1/2026	0	0	0	0	460,000	435,077	460,000	435,077
Sikeston MO (Elec., Power & Light Revenue, NATL-RE Insured)		6.00%	6/1/2016	0	0	0	0	1,500,000	1,588,395	1,500,000	1,588,395
Sikeston, MO Elec. RRB (Elec., Power & Lighting Revenue)		6.00%	6/1/2015	0	0	500,000	530,890	0	0	500,000	530,890
St. Louis MO Arpt. Revenue St. Louis Intl. Ser. A 1 (Arpt. Revenue)		6.25%	7/1/2029	0	0	0	0	2,000,000	2,103,800	2,000,000	2,103,800
St. Louis MO Arpt. Revenue St. Louis Intl. Ser. A 1 (Arpt. Revenue)		6.625%	7/1/2034	0	0	0	0	2,000,000	2,110,260	2,000,000	2,110,260
St. Louis MO Lambert St. Louis Intl. Ser. B (Arpt. Revenue, NATL-RE Insured)		6.00%	7/1/2013	0	0	0	0	2,555,000	2,811,548	2,555,000	2,811,548
					1,926,390		1,026,010		22,614,316		25,566,716
Nevada: 0.6%
Clark Cnty. NV Nevada Power Company Proj. Ser. D (IDR, ACA Insured)		5.30%	10/1/2011	0	0	0	0	3,000,000	2,991,810	3,000,000	2,991,810
Director State NV Dept. of Business & Industry Solid Waste Disposal RePub. Services Incorporate Proj. (Resource Recovery Revenue)	±§	5.625%	12/1/2026	0	0	0	0	300,000	306,498	300,000	306,498
Director State NV Dept. of Business & Industry Capital Appreciation Las Vegas Monorail (Trans. Revenue, AMBAC Insured)	^	40.26%	1/1/2024	0	0	0	0	1,710,000	218,914	1,710,000	218,914
Henderson, NV Local Impt. Dist. RB (Other Revenue)	+	4.90%	3/1/2017	0	0	975,000	449,270	0	0	975,000	449,270
Henderson, NV Local Impt. Dist. RB (Other Revenue)	+	5.05%	9/1/2017	0	0	2,465,000	1,133,654	0	0	2,465,000	1,133,654
Henderson, NV Local Impt. Dist. RB (Other Revenue)	+	5.10%	9/1/2018	0	0	2,500,000	1,146,300	0	0	2,500,000	1,146,300
Henderson, NV Local Impt. Dist. RB (Other Revenue)	+	5.125%	9/1/2019	0	0	2,975,000	1,360,824	0	0	2,975,000	1,360,824
Henderson, NV Local Impt. Dist. RB (Other Revenue)	+	5.15%	9/1/2020	0	0	2,105,000	960,954	0	0	2,105,000	960,954
Henderson, NV Local Impt. Dist. RB (Other Revenue)	+	5.25%	9/1/2026	0	0	3,500,000	1,465,485	0	0	3,500,000	1,465,485
Reno-Sparks NV Indian Colony Governmental (Other Revenue, US Bank NA LOC)		5.00%	6/1/2024	0	0	0	0	2,500,000	2,454,575	2,500,000	2,454,575
Reno-Sparks NV Indian Colony Governmental (Other Revenue, US Bank NA LOC)		5.125%	6/1/2027	0	0	0	0	1,900,000	1,849,346	1,900,000	1,849,346
					0		6,516,487		7,821,143		14,337,630
New Hampshire: 0.4%
Manchester NH Hsg. & Redev. Auth. Capital Appreciation Ser. B (Other Revenue, ACA Insured)	^	13.97%	1/1/2021	0	0	0	0	2,375,000	897,061	2,375,000	897,061
Manchester NH Hsg. & Redev. Auth. Capital Appreciation Ser. B (Other Revenue, ACA Insured)	^	17.99%	1/1/2025	0	0	0	0	250,000	64,398	250,000	64,398
New Hampshire Business Fin. Auth. PCRRB, Central Maine Power Co. (IDR)		5.375%	5/1/2014	0	0	1,300,000	1,398,241	0	0	1,300,000	1,398,241
New Hampshire Business Fin. Auth. RB, Solid Waste. Mgmt., Inc. Proj. (Water & Sewer Revenue)		5.20%	5/1/2027	1,400,000	1,359,428	0	0	0	0	1,400,000	1,359,428
New Hampshire HFA MHRB, Ser. I (MFHR)		5.50%	7/1/2017	0	0	5,940,000	6,026,486	0	0	5,940,000	6,026,486
					1,359,428		7,424,727		961,459		9,745,614
New Jersey: 5.2%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, Cooper Hlth. Sys. Obl., Group A (Hosp.)		5.25%	2/15/2020	0	0	5,000,000	4,736,350	0	0	5,000,000	4,736,350
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, Cooper Hlth. Sys. Obl., Ser. A (Hosp.)		5.75%	2/15/2034	0	0	6,000,000	5,374,860	0	0	6,000,000	5,374,860
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Port Dist. Proj., Ser. A (Other Revenue)		5.50%	1/1/2017	0	0	4,330,000	4,560,183	0	0	4,330,000	4,560,183
Lakewood Township, NJ Sch. Dist. GO (General Fund Revenue)		6.25%	2/15/2012	0	0	400,000	440,108	0	0	400,000	440,108
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A (Lease Revenue)		5.95%	12/15/2012	0	0	385,000	437,560	0	0	385,000	437,560
New Jersey COP, Equipment Lease Purchase, Ser. A (Other Revenue)		5.25%	6/15/2027	0	0	7,000,000	7,285,600	0	0	7,000,000	7,285,600
New Jersey EDA RB, Sch. Construction Proj., Ser. O (Education)		5.25%	3/1/2022	0	0	5,000,000	5,343,450	0	0	5,000,000	5,343,450
New Jersey EDA RRB, Dept. of Human Svcs., Ser. A (Lease Revenue)		5.70%	7/1/2012	0	0	1,070,000	1,111,024	0	0	1,070,000	1,111,024
New Jersey GO (Hosp.)		5.00%	6/1/2018	0	0	5,000,000	5,720,450	0	0	5,000,000	5,720,450
New Jersey Hlth. Care Facs. Fin. Auth. RB, Bridgeton Hosp. Assn., Ser. B (Other Revenue)		6.00%	7/1/2013	0	0	50,000	55,005	0	0	50,000	55,005
New Jersey Hlth. Care Facs. Fin. Auth. RB, Burlington Cnty. Mem. Hosp. Proj., Ser. C (Other Revenue)		6.00%	7/1/2012	0	0	50,000	53,194	0	0	50,000	53,194
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Atlantic City Med. Ctr. (Hosp.)		6.00%	7/1/2012	0	0	2,310,000	2,409,492	0	0	2,310,000	2,409,492
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Burdette Tomlin Mem. Hosp. (Hosp.)		5.60%	7/1/2019	0	0	2,825,000	2,841,300	0	0	2,825,000	2,841,300
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Meridian Hlth. Sys. Obl. Group (Hosp.)		5.625%	7/1/2011	0	0	6,235,000	6,316,242	0	0	6,235,000	6,316,242
New Jersey Hlth. Care Facs. Fin. Auth. RRB, St. Joseph's Hlth. Care Sys. (Hosp.)		6.625%	7/1/2038	2,000,000	1,968,540	0	0	0	0	2,000,000	1,968,540
New Jersey Hlth. Care Facs. Fin. Auth. RRB, St. Joseph's Hlth. Care Sys. (Hosp.)		6.625%	7/1/2038	0	0	5,000,000	4,921,350	0	0	5,000,000	4,921,350
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A (Hsg.)		5.40%	11/1/2017	0	0	1,275,000	1,275,829	0	0	1,275,000	1,275,829
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB, Ser. B (Hsg.)		6.05%	11/1/2017	0	0	815,000	817,690	0	0	815,000	817,690
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB, Ser. E-1 (Hsg.)		5.35%	11/1/2013	0	0	2,710,000	2,747,046	0	0	2,710,000	2,747,046
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB, Ser. E-1 (Hsg.)		5.45%	11/1/2014	0	0	900,000	911,043	0	0	900,000	911,043
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB, Ser. E-1 (Hsg.)		5.70%	5/1/2020	0	0	200,000	201,496	0	0	200,000	201,496
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB, Ser. E-2 (Hsg.)		5.70%	11/1/2020	0	0	340,000	342,543	0	0	340,000	342,543
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB, Ser. F (Hsg.)		5.05%	11/1/2013	0	0	1,550,000	1,629,593	0	0	1,550,000	1,629,593
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRRB, Ser. T (Hsg.)		4.55%	10/1/2022	0	0	5,000,000	4,917,050	0	0	5,000,000	4,917,050
New Jersey State Higher Education Assistance Auth. Ser. A (College & Univ. Revenue)		5.00%	6/1/2027	0	0	0	0	10,000,000	10,458,100	10,000,000	10,458,100
New Jersey State Higher Education Assistance Auth. Ser. A (College & Univ. Revenue)		5.625%	6/1/2030	0	0	0	0	2,900,000	3,050,249	2,900,000	3,050,249
New Jersey TTFA Trans. Sys. RB, Ser. A (Trans. Revenue)		5.75%	6/15/2025	0	0	10,000,000	11,575,500	0	0	10,000,000	11,575,500
New Jersey TTFA Trans. Sys. RB, Ser. A (Trans. Revenue)		6.00%	12/15/2038	0	0	16,000,000	17,554,880	0	0	16,000,000	17,554,880
New Jersey TTFA Trans. Sys. RRB, Ser. A (Trans. Revenue)		5.25%	12/15/2022	0	0	5,000,000	5,568,600	0	0	5,000,000	5,568,600
New Jersey TTFA Trans. Sys. RRB, Ser. A (Trans. Revenue)		5.625%	6/15/2013	0	0	1,200,000	1,351,428	0	0	1,200,000	1,351,428
New Jersey Turnpike Auth. RB, Ser. C (Other Revenue)		6.50%	1/1/2016	0	0	2,515,000	2,948,362	0	0	2,515,000	2,948,362
New Jersey Turnpike Auth. RRB, Ser. A (Trans. Revenue)		5.75%	1/1/2018	0	0	965,000	968,185	0	0	965,000	968,185
Stony Brook Regl. Sewer Auth. New Jersey RRB, Ser. B (Water & Sewer Revenue)		5.45%	12/1/2012	0	0	315,000	338,058	0	0	315,000	338,058
West Windsor Township, NJ Parking Auth. RB (General Fund Revenue)		6.10%	12/1/2012	0	0	50,000	50,237	0	0	50,000	50,237
					1,968,540		104,803,708		13,508,349		120,280,597
New Mexico: 0.4%
New Mexico Edl. Assistance Amount Education Loan Senior Ser. C (Student Loan Revenue)		4.10%	9/1/2015	0	0	0	0	2,000,000	2,002,120	2,000,000	2,002,120
Otero Cnty. NM Jail Proj. (Other Revenue)		5.50%	4/1/2013	0	0	0	0	1,380,000	1,340,118	1,380,000	1,340,118
Univ. of New Mexico RB, Hosp. Mtge. (Education)		5.00%	7/1/2021	0	0	3,835,000	3,977,930	0	0	3,835,000	3,977,930
Univ. of New Mexico RB, Hosp. Mtge. (Education)		5.00%	7/1/2024	0	0	1,000,000	1,034,150	0	0	1,000,000	1,034,150
					0		5,012,080		3,342,238		8,354,318
New York: 7.7%
Genesee Cnty. NY IDA United Memorial Medical Center Proj. (HCFR)		4.75%	12/1/2014	0	0	0	0	2,555,000	2,539,440	2,555,000	2,539,440
Islip, NY Resource Recovery Agcy. RB, 1985 Facs., Ser. B (Other Revenue)		7.25%	7/1/2011	0	0	100,000	107,866	0	0	100,000	107,866
Long Island, NY Power Auth. Elec. Sys. RRB, Ser. A (Elec. Revenue)		5.50%	5/1/2033	0	0	4,000,000	4,351,440	0	0	4,000,000	4,351,440
Metropolitan Trans. Auth. RB, Ser. 2008-C (Trans. Revenue)		6.50%	11/15/2028	0	0	8,000,000	9,159,280	0	0	8,000,000	9,159,280
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. 7 (Other Revenue)		5.625%	7/1/2016	0	0	11,600,000	12,129,656	0	0	11,600,000	12,129,656
Nassau Cnty., NY Indl. Dev. Agcy. RB, Amsterdam at Harborside, Ser. B (Other Revenue)		5.50%	1/1/2028	1,250,000	1,176,263	0	0	0	0	1,250,000	1,176,263
Nassau Cnty. NY IDA Spl. Needs Pooled B 1 (IDR)		6.875%	7/1/2010	0	0	0	0	70,000	72,325	70,000	72,325
New York City NY IDA Spl. Needs Pooled Ser. A1 (IDR)		6.875%	7/1/2010	0	0	0	0	335,000	336,420	335,000	336,420
New York Dorm. Auth. Austin Trust Variable Cert., Ser. 2008-1148 (Spl. Tax)	*	9.23%	3/15/2035	0	0	30,000,000	30,743,100	0	0	30,000,000	30,743,100
New York Dorm. Auth. RB, Non-state Supported Debt, Ser. A (Education)		5.50%	5/1/2037	0	0	2,500,000	2,505,225	0	0	2,500,000	2,505,225
New York Dorm. Auth. RB, Personal Income Tax, Ser. B (Education)		5.75%	3/15/2036	0	0	10,000,000	11,148,400	0	0	10,000,000	11,148,400
New York Env. Facs. Corp. PCRB, Ser. E (Water & Sewer Revenue)		6.875%	6/15/2010	0	0	75,000	75,410	0	0	75,000	75,410
New York Env. Facs. Corp. PCRRB (Water & Sewer Revenue)		5.875%	6/15/2014	0	0	445,000	446,922	0	0	445,000	446,922
New York Hsg. Fin. Agcy. MHRRB, Ser. B (Hsg.)		6.35%	8/15/2023	0	0	65,000	65,062	0	0	65,000	65,062
New York NY IDA American Airlines JFK Intl. Arpt. (Arpt. Revenue)		7.125%	8/1/2011	0	0	0	0	1,120,000	1,111,118	1,120,000	1,111,118
New York State Dormitory Auth. North Shore Ser. B (HCFR)	±§	0.92%	5/1/2018	0	0	0	0	6,125,000	5,231,056	6,125,000	5,231,056
New York State Energy R&D Auth. (Utilities Revenue)		6.95%	7/1/2026	0	0	0	0	2,600,000	2,603,926	2,600,000	2,603,926
New York State Energy R&D Auth. Gas Facs. Revenue Brooklyn Union Gas Company Ser. B (Utilities Revenue)	±§	12.63%	7/1/2026	0	0	0	0	4,300,000	4,312,986	4,300,000	4,312,986
New York Thruway Auth. Gen. RRB, Ser. H (Trans. Revenue)		5.00%	1/1/2021	0	0	4,750,000	5,123,065	0	0	4,750,000	5,123,065
New York Thruway Auth. Gen. RRB, Ser. H (Trans. Revenue)		5.00%	1/1/2022	0	0	6,310,000	6,774,100	0	0	6,310,000	6,774,100
New York Urban Dev. Corp. RB, Personal Income Tax (Other Revenue)		5.00%	12/15/2022	0	0	3,000,000	3,346,620	0	0	3,000,000	3,346,620
New York Urban Dev. Corp. RB, Ser. B-1 (Other Revenue)		5.00%	3/15/2028	0	0	7,500,000	8,114,400	0	0	7,500,000	8,114,400
New York Urban Dev. Corp. RRB, Sub Lien (Other Revenue)		5.50%	7/1/2016	0	0	10,000,000	10,036,400	0	0	10,000,000	10,036,400
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj. (IDR)		6.00%	11/1/2015	0	0	50,000	50,116	0	0	50,000	50,116
New York, NY Muni. Water & Sewer Sys. Fin. Auth. RB, 2nd General Resolution, Ser. DD (Water & Sewer Revenue)		6.00%	6/15/2040	0	0	11,625,000	13,114,279	0	0	11,625,000	13,114,279
New York, NY Muni. Water & Sewer Sys. Fin. Auth. RB, Ser. 2009-A (Water & Sewer Revenue)		5.75%	6/15/2040	0	0	10,000,000	11,165,000	0	0	10,000,000	11,165,000
New York, NY Muni. Water & Sewer Sys. Fin. Auth. RB, Ser. B (Water & Sewer Revenue)		6.00%	6/15/2033	0	0	375,000	387,278	0	0	375,000	387,278
New York, NY Transitional Fin. Auth. Bldg. Aid RB, Fiscal Year 2009, Ser. S-4 (Other Revenue)		5.75%	1/15/2039	0	0	2,500,000	2,763,150	0	0	2,500,000	2,763,150
Niagara Cnty. NY IDA Ser. C (Resource Recovery Revenue)	±§	5.625%	11/15/2024	0	0	0	0	2,500,000	2,480,425	2,500,000	2,480,425
Niagara Falls, NY GO, Pub. Impt. Proj. (General Fund Revenue)		7.50%	3/1/2014	0	0	915,000	1,089,042	0	0	915,000	1,089,042
Niagara Falls, NY GO, Pub. Impt. Proj. (General Fund Revenue)		7.50%	3/1/2014	0	0	750,000	920,417	0	0	750,000	920,417
Niagara Falls, NY GO, Pub. Impt. Proj. (General Fund Revenue)		7.50%	3/1/2014	0	0	85,000	106,175	0	0	85,000	106,175
Port Auth. of New York & New Jersey RB, Ser. 37 (Other Revenue)		5.50%	7/15/2019	0	0	5,000,000	5,294,300	0	0	5,000,000	5,294,300
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6 (Other Revenue)		5.75%	12/1/2025	0	0	4,000,000	3,977,400	0	0	4,000,000	3,977,400
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1 (Tobacco Revenue)		5.50%	6/1/2021	0	0	11,000,000	11,676,060	0	0	11,000,000	11,676,060
Yonkers NY IDA Sarah Lawrence College Proj. Ser. A (College & Univ. Revenue)		5.75%	6/1/2024	0	0	0	0	1,200,000	1,246,776	1,200,000	1,246,776
Yonkers, NY IDA Civic Facs. RB, Sarah Lawrence College Proj., Ser. A (College & Univ. Revenue)		5.75%	6/1/2024	0	0	1,180,000	1,225,996	0	0	1,180,000	1,225,996
Yonkers, NY IDA Civic Facs. RB, Sarah Lawrence College Proj., Ser. A (College & Univ. Revenue)		6.00%	6/1/2029	0	0	1,000,000	1,034,830	0	0	1,000,000	1,034,830
Yonkers, NY IDA Facs. RB, Sarah Lawrence College Proj., Ser. A (IDR)		6.00%	6/1/2041	1,000,000	1,033,920	0	0	0	0	1,000,000	1,033,920
					2,210,183		156,930,989		19,934,472		179,075,644
North Carolina: 1.3%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085 (Education)		9.24%	12/1/2036	3,800,000	4,174,300	0	0	0	0	3,800,000	4,174,300
North Carolina Eastern Muni. Power Agcy. RB, Ser. A (Elec. Revenue)		5.50%	1/1/2026	0	0	1,250,000	1,321,762	0	0	1,250,000	1,321,762
North Carolina Eastern Muni. Power Agcy. RB, Ser. C (Elec. Revenue)		6.75%	1/1/2024	1,000,000	1,161,800	0	0	0	0	1,000,000	1,161,800
North Carolina Eastern Muni. Power Agcy. RB, Ser. C (Elec. Revenue)		6.75%	1/1/2024	0	0	1,000,000	1,161,800	0	0	1,000,000	1,161,800
North Carolina Eastern Muni. Power Agcy. RRB, Ser. C (Elec., Power & Lighting Revenue)		5.375%	1/1/2017	0	0	1,000,000	1,061,290	0	0	1,000,000	1,061,290
North Carolina Hsg. Fin. Agcy. Homeownership SFHRB, Ser. 28-A (Hsg.)		4.65%	7/1/2023	0	0	3,500,000	3,445,540	0	0	3,500,000	3,445,540
North Carolina Med. Care Cmnty. Retirement Facs. RB, First Mtge. Southminster Proj., Ser. A (Other Revenue)		5.75%	10/1/2037	2,000,000	1,822,400	0	0	0	0	2,000,000	1,822,400
North Carolina Turnpike Auth. RB, Triangle Expressway Sys., Ser. A (Trans. Revenue)		5.75%	1/1/2039	1,000,000	1,061,270	0	0	0	0	1,000,000	1,061,270
North Carolina Turnpike Auth. RB, Triangle Expressway Sys., Ser. A (Trans. Revenue)		5.75%	1/1/2039	0	0	3,000,000	3,183,810	0	0	3,000,000	3,183,810
Person Cnty. NC Industrial Facs. And PCR Carolina Power & Light Ser. A (IDR, AMBAC Insured)	±§(m)(n)	0.42%	11/1/2018	0	0	0	0	8,000,000	6,456,000	8,000,000	6,456,000
South Carolina Trans. Infrastructure RB, Ser. A (Trans. Revenue)		5.00%	10/1/2019	0	0	5,000,000	5,329,450	0	0	5,000,000	5,329,450
					8,219,770		15,503,652		6,456,000		30,179,422
North Dakota: 0.0%
Three Affiliated Tribes of the Fort Berthold Reservation ND (Recreational Facs. Revenue)		6.30%	11/15/2010	0	0	0	0	340,000	335,376	340,000	335,376
					0		0		335,376		335,376
Ohio: 1.9%
Adams & Highland Cnty., OH Valley Local Sch. Dist. GO (General Fund Revenue)		7.00%	12/1/2015	0	0	2,000,000	2,299,200	0	0	2,000,000	2,299,200
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2 (Tobacco Revenue)		5.125%	6/1/2024	3,695,000	3,319,810	0	0	0	0	3,695,000	3,319,810
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2 (Tobacco Revenue)		5.125%	6/1/2024	0	0	7,045,000	6,329,651	0	0	7,045,000	6,329,651
Johnstown OH Mortgage (Sewer Revenue)		6.00%	12/1/2017	0	0	0	0	250,000	250,288	250,000	250,288
Kings, OH Local Sch. Dist. GO (General Fund Revenue)		7.50%	12/1/2016	0	0	1,000,000	1,195,420	0	0	1,000,000	1,195,420
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr. (Hosp.)		6.25%	4/1/2020	0	0	2,500,000	2,946,100	0	0	2,500,000	2,946,100
Ohio Air Quality Dev. Auth. RRB, Columbus Southern Power Co., Ser. B (IDR)		5.80%	12/1/2038	0	0	10,000,000	10,329,900	0	0	10,000,000	10,329,900
Ohio Enterprise Bond Toledo Ser. 2A (Economic Dev. Revenue)		5.50%	12/1/2019	0	0	0	0	4,400,000	4,301,264	4,400,000	4,301,264
Ohio Muni. Elec. Generation Agcy. Refunding Joint Venture 5 Certificates of Beneficial Interest (Elec., Power & Light Revenue, AMBAC Insured)		5.00%	2/15/2018	0	0	0	0	4,020,000	4,155,595	4,020,000	4,155,595
Ohio Water Dev. Auth. Solid Waste Disposal RB, Waste Mgmt. Proj. (Water & Sewer Revenue)		5.00%	7/1/2021	0	0	5,000,000	5,000,000	0	0	5,000,000	5,000,000
RiverSouth OH Auth. Lazarus Building Redev. Ser. A (Lease Revenue)		5.75%	12/1/2027	0	0	0	0	1,900,000	1,707,720	1,900,000	1,707,720
Steubenville, OH Hosp. Facs. RRB, Trinity Hlth. (Hosp.)		6.50%	10/1/2030	0	0	1,750,000	1,831,218	0	0	1,750,000	1,831,218
					3,319,810		29,931,489		10,414,867		43,666,166
Oklahoma: 1.5%
Cherokee Nation of Oklahoma Hlth. Care Sys. RB, Ser. 2006 (Hosp.)		4.30%	12/1/2016	0	0	2,150,000	2,085,693	0	0	2,150,000	2,085,693
Cherokee Nation of Oklahoma Hlth. Care Sys. RB, Ser. 2006 (Hosp.)		4.60%	12/1/2021	0	0	2,900,000	2,696,478	0	0	2,900,000	2,696,478
Comanche Cnty. OK Independent Sch. District # 4 Geronimo (Edl. Facs. Revenue)		6.25%	8/15/2014	0	0	0	0	2,780,062	2,953,760	2,780,062	2,953,760
McAlester OK Pub. Works Auth. Ser. A (Water Revenue, FSA Insured)		5.75%	2/1/2020	0	0	0	0	1,110,000	1,117,526	1,110,000	1,117,526
McGee Creek Auth. OK Water Revenue (Water Revenue, NATL-RE Insured)		6.00%	1/1/2023	0	0	0	0	5,000,000	5,385,050	5,000,000	5,385,050
Oklahoma City OK Industrial & Cultural Facs. Ser. B (HCFR, NATL-RE Insured)	±§(m)(n)	0.72%	6/1/2019	0	0	0	0	5,000,000	4,675,000	5,000,000	4,675,000
Oklahoma Dev. Fin. Auth. RB, Solid Waste Disposal, Ser. A (IDR)		7.00%	12/1/2021	2,500,000	2,565,825	0	0	0	0	2,500,000	2,565,825
Oklahoma Dev. Fin. Auth. PCR Pub. Service Company Oklahoma Proj. (IDR)		5.25%	6/1/2014	0	0	0	0	1,200,000	1,286,232	1,200,000	1,286,232
Oklahoma Water Resource Board Revolving Fund RB (Water & Sewer Revenue)		5.00%	4/1/2028	0	0	1,400,000	1,547,168	0	0	1,400,000	1,547,168
Oklahoma Water Resource Board Revolving Fund RB (Water & Sewer Revenue)		5.00%	4/1/2029	0	0	2,400,000	2,638,440	0	0	2,400,000	2,638,440
Okmulgee OK Muni. Auth. Ser. A (Utility/Tax Revenue)		5.00%	12/1/2024	0	0	0	0	2,500,000	2,617,075	2,500,000	2,617,075
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa (Education)		5.25%	10/1/2021	0	0	4,055,000	4,258,967	0	0	4,055,000	4,258,967
					2,565,825		13,226,746		18,034,643		33,827,214
Oregon: 0.6%
Chemeketa, OR Cmnty. College Dist. GO (General Fund Revenue)		5.50%	6/15/2024	0	0	1,010,000	1,150,461	0	0	1,010,000	1,150,461
Oregon State Hlth. Hsg. ECFA Aspen Foundation II Ser. A (Hsg. Revenue)		4.04%	4/15/2029	0	0	0	0	1,370,000	735,361	1,370,000	735,361
Oregon State Hsg. & Community Services Dept. Ser. M (SFMR)		6.20%	7/1/2028	0	0	0	0	55,000	55,044	55,000	55,044
Oregon State Hsg. & Community Services Dept. Ser. N (SFMR)		3.90%	7/1/2029	0	0	0	0	805,000	803,390	805,000	803,390
Warm Springs Reservation OR Confederated Tribes Pelton Round Butte Tribal Ser. B (Elec. Revenue)		6.375%	11/1/2033	0	0	0	0	3,000,000	2,978,970	3,000,000	2,978,970
Warm Springs Reservation Oregon Confederated Tribes HydroElec. RB, Ser. B (Elec. Revenue)		6.375%	11/1/2033	1,000,000	992,990	0	0	0	0	1,000,000	992,990
Warm Springs Reservation Oregon Confederated Tribes HydroElec. RB, Ser. B (Elec. Revenue)		6.375%	11/1/2033	0	0	2,000,000	1,985,980	0	0	2,000,000	1,985,980
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj., Ser. A (Elec. Revenue)		5.00%	1/1/2019	0	0	1,125,000	1,034,404	0	0	1,125,000	1,034,404
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj., Ser. B (Elec. Revenue)		5.00%	1/1/2012	0	0	1,100,000	1,102,629	0	0	1,100,000	1,102,629
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj., Ser. B (Elec. Revenue)		5.00%	1/1/2013	0	0	2,855,000	2,839,783	0	0	2,855,000	2,839,783
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj., Ser. B (Elec. Revenue)		5.00%	1/1/2014	0	0	1,100,000	1,079,331	0	0	1,100,000	1,079,331
					992,990		9,192,588		4,572,765		14,758,343
Pennsylvania: 6.1%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj. (Arpt. Revenue)		6.00%	1/1/2015	0	0	4,495,000	4,544,670	0	0	4,495,000	4,544,670
Allegheny Cnty., PA Arpt. Auth. RRB, Ser. A (Arpt. Revenue)		5.00%	1/1/2015	0	0	5,000,000	5,350,750	0	0	5,000,000	5,350,750
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. A (Hosp.)		5.625%	8/15/2039	0	0	5,000,000	5,045,850	0	0	5,000,000	5,045,850
Allegheny Cnty., PA IDA RRB, Env. Impt. U.S. Steel Corp. (IDR)		6.50%	5/1/2017	0	0	5,000,000	5,108,900	0	0	5,000,000	5,108,900
Allegheny Cnty., PA IDA RRB, Environment Impt., U.S. Steel Corp. (IDR)		6.75%	11/1/2024	1,500,000	1,524,795	0	0	0	0	1,500,000	1,524,795
Allegheny Cnty. PA Arpt. Auth. Pittsburgh Intl. Arpt. (Arpt. Revenue, NATL-RE FGIC Insured)		6.00%	1/1/2014	0	0	0	0	1,100,000	1,112,518	1,100,000	1,112,518
Allegheny Cnty. PA Arpt. Auth. Ser. A (Arpt. Revenue, AGM Insured)		5.00%	1/1/2015	0	0	0	0	4,770,000	5,104,616	4,770,000	5,104,616
Allegheny Cnty. PA Arpt. Auth. Pittsburg (Arpt. Revenue, NATL-RE IBC FGIC Insured)	±§(m)(n)	5.00%	1/1/2016	0	0	0	0	1,410,000	1,415,076	1,410,000	1,415,076
Allegheny Cnty. PA Arpt. Auth. Pittsburgh Intl. Arpt. (Arpt. Revenue, NATL-RE FGIC Insured)		6.125%	1/1/2016	0	0	0	0	4,585,000	4,634,747	4,585,000	4,634,747
Allegheny Cnty. PA Hosp. Dev. Auth. West Penn Ser. A (HCFR)		5.00%	11/15/2011	0	0	0	0	1,500,000	1,466,985	1,500,000	1,466,985
Allegheny Cnty. PA IDA Environmental (IDR)		6.50%	5/1/2017	0	0	0	0	2,200,000	2,247,916	2,200,000	2,247,916
Allegheny Cnty. PA IDA Propel Sch. Homestead Proj. Ser. A (Other Revenue)		7.50%	12/15/2029	0	0	0	0	2,235,000	2,191,909	2,235,000	2,191,909
Allegheny Cnty. PA Ser. C-59B (Property Tax Revenue, AGM Insured)	±§	0.74%	11/1/2026	0	0	0	0	14,675,000	12,088,531	14,675,000	12,088,531
Cambria Cnty. PA (Property Tax Revenue, FGIC Insured)		5.50%	8/15/2016	0	0	0	0	200,000	200,126	200,000	200,126
Chester Cnty. PA IDA Avon Grove Charter Sch. Proj. Ser. A (Other Revenue)		6.375%	12/15/2037	0	0	0	0	2,000,000	1,680,500	2,000,000	1,680,500
Chester Cnty. PA Renaissance Academy Proj. Ser. A (Private Sch.s Revenue)		5.625%	10/1/2015	0	0	0	0	1,520,000	1,437,358	1,520,000	1,437,358
Delaware Cnty. PA IDA Resource Recovery Facility Ser. A (Resource Recovery Revenue)		6.10%	7/1/2013	0	0	0	0	1,610,000	1,610,370	1,610,000	1,610,370
Delaware Valley PA Regional Financial Auth. Local Govt. (Other Revenue)		5.75%	7/1/2032	0	0	0	0	12,500,000	14,235,250	12,500,000	14,235,250
Delaware Valley PA Regional Financial Auth. Local Govt. Ser. C (Other Revenue, AMBAC Insured)		7.75%	7/1/2027	0	0	0	0	2,070,000	2,784,523	2,070,000	2,784,523
Delaware Valley PA Regional Financial Auth. Ser. C (Other Revenue)	±§	0.82%	6/1/2027	0	0	0	0	5,100,000	3,694,950	5,100,000	3,694,950
Delaware Valley PA Regional Financial Auth. Local Govt. Ser. A (Other Revenue, AMBAC Insured)		5.50%	8/1/2028	0	0	0	0	1,400,000	1,484,014	1,400,000	1,484,014
Harrisburg PA Auth. Resources Guaranteed Subordinated Ser. D-2 (HCFR, NATL-RE Insured)	±§	5.00%	12/1/2033	0	0	0	0	3,615,000	3,733,608	3,615,000	3,733,608
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A (Other Revenue)		6.50%	7/1/2040	3,750,000	3,470,850	0	0	0	0	3,750,000	3,470,850
Latrobe, PA IDA College RB, St. Vincent College Proj. (Education)		5.35%	5/1/2015	0	0	1,165,000	1,198,936	0	0	1,165,000	1,198,936
Luzerne Cnty. PA Ser. C (Property Tax Revenue, FSA Insured)		7.00%	11/1/2018	0	0	0	0	885,000	1,033,556	885,000	1,033,556
Luzerne Cnty. PA Ser. E (Property Tax Revenue, FSA Insured)		8.00%	11/1/2027	0	0	0	0	135,000	160,537	135,000	160,537
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. (Hosp.)		6.00%	1/1/2043	0	0	1,000,000	1,164,340	0	0	1,000,000	1,164,340
Montgomery Cnty. PA IDA Acts Retirement Life Community Ser. A 1 (HCFR)		5.00%	11/15/2013	0	0	0	0	1,500,000	1,573,275	1,500,000	1,573,275
Montgomery Cnty. PA IDA Acts Retirement Life Community Ser. A 1 (HCFR)		5.00%	11/15/2014	0	0	0	0	1,570,000	1,635,139	1,570,000	1,635,139
Montgomery Cnty. PA IDA Acts Retirement Life Community Ser. A 1 (HCFR)		5.25%	11/15/2015	0	0	0	0	1,120,000	1,163,456	1,120,000	1,163,456
Pennsylvania Econ. Dev. Fin. Auth. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj. (Water & Sewer Revenue)		3.60%	9/1/2013	0	0	3,800,000	3,806,878	0	0	3,800,000	3,806,878
Pennsylvania EDA Fin. Exempt Facs. RRB, Exelon Generation Co., Ser. A (Elec. Revenue)		5.00%	12/1/2042	0	0	2,500,000	2,647,200	0	0	2,500,000	2,647,200
Pennsylvania EDA Fin. Water Facs. RB, Pennsylvannia-American Water Co. Proj. (Water & Sewer Revenue)		6.20%	4/1/2039	0	0	5,000,000	5,351,600	0	0	5,000,000	5,351,600
Pennsylvania EDFA Colver Proj. Ser. F (Resource Recovery Revenue, AMBAC Insured)		5.00%	12/1/2015	0	0	0	0	5,750,000	5,535,985	5,750,000	5,535,985
Pennsylvania EDFA Water Facs. RB, Aqua Pennsylvannia, Inc., Ser. A (Water & Sewer Revenue)		5.00%	10/1/2039	0	0	2,000,000	1,984,540	0	0	2,000,000	1,984,540
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A (HEFA)		6.00%	1/15/2022	0	0	4,900,000	5,058,858	0	0	4,900,000	5,058,858
Philadelphia PA Auth. for Industrial Dev. First Philadelphia Charter Ser. A (Other Revenue)		5.85%	8/15/2037	0	0	0	0	1,250,000	1,095,800	1,250,000	1,095,800
Philadelphia PA Auth. For Industrial Dev. Cultural & Commercial Corridors Ser. PG A (Other Revenue, NATL-RE FGIC Insured)		5.00%	12/1/2016	0	0	0	0	680,000	704,120	680,000	704,120
Philadelphia PA Auth. For Industrial Dev. Cultural & Commercial Corridors Ser. PG A (Other Revenue, NATL-RE FGIC Insured)		5.00%	12/1/2015	0	0	0	0	1,625,000	1,709,468	1,625,000	1,709,468
Philadelphia PA Auth. For Industrial Philadelphia Arpt. Sys. PJ Ser. A (Arpt. Revenue, NATL-RE FGIC Insured)		5.50%	7/1/2018	0	0	0	0	2,350,000	2,393,076	2,350,000	2,393,076
Philadelphia PA Auth. For Industrial Philadelphia Arpt. Sys. PJ Ser. A (Arpt. Revenue, NATL-RE FGIC Insured)		5.30%	7/1/2018	0	0	0	0	6,140,000	6,157,560	6,140,000	6,157,560
Philadelphia PA Gas Works Revenue Refunding 8th -1998 General Ordinance-A (Utilities Revenue)		5.25%	8/1/2017	0	0	0	0	3,340,000	3,472,965	3,340,000	3,472,965
Philadelphia PA Muni. Auth. (Lease Revenue)		4.70%	4/1/2015	0	0	0	0	1,630,000	1,688,762	1,630,000	1,688,762
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., FRN (IDR)		6.25%	10/1/2019	0	0	3,585,000	3,607,227	0	0	3,585,000	3,607,227
Scranton PA Sch. District Prerefunded (Property Tax, AMBAC Insured)		5.00%	4/1/2017	0	0	0	0	2,155,000	2,162,607	2,155,000	2,162,607
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj. (Hosp.)		6.25%	6/1/2022	0	0	750,000	776,153	0	0	750,000	776,153
					4,995,645		45,645,902		91,609,303		142,250,850
Puerto Rico: 0.5%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RRB, Ser. Z (Trans. Revenue)		6.00%	7/1/2018	0	0	2,000,000	2,256,640	0	0	2,000,000	2,256,640
Puerto Rico HFA Federal Modernization (Hsg. Revenue)		5.125%	12/1/2027	0	0	0	0	1,000,000	1,002,440	1,000,000	1,002,440
Puerto Rico Industrial Tourist Edl. Medical & Environmental Control Facs. Financing Auth. Ana G. Mendez Univ. (College & Univ. Revenue)		5.00%	2/1/2010	0	0	0	0	330,000	330,224	330,000	330,224
Puerto Rico Pub. Impt. GO, Ser. A (general Fund Revenue)		6.25%	7/1/2013	0	0	1,200,000	1,311,792	0	0	1,200,000	1,311,792
Puerto Rico Sales Tax Financing Corp. First Sub-Ser. A (Sales Tax Revenue)		6.375%	8/1/2039	0	0	0	0	5,900,000	6,366,867	5,900,000	6,366,867
Univ. of Puerto Rico Ser. Q (College & Univ. Revenue)		5.00%	6/1/2016	0	0	0	0	1,425,000	1,436,614	1,425,000	1,436,614
					0		3,568,432		9,136,145		12,704,577
South Carolina: 7.3%
Allendale Cnty. SC Sch. District Energy Savings Spl. Oblig. (Lease Revenue, State Aid Withholding)		7.00%	12/1/2013	0	0	0	0	1,050,000	1,081,311	1,050,000	1,081,311
Allendale Cnty. SC Sch. District Energy Savings Spl. Oblig. (Lease Revenue, State Aid Withholding)		8.50%	12/1/2018	0	0	0	0	1,780,000	1,839,381	1,780,000	1,839,381
Berkeley Cnty., SC Sch. Dist. Installment Lease RRB, Securing Assets for Ed. (Lease Revenue, State Aid Withholding)		5.25%	12/1/2024	0	0	1,760,000	1,810,037	0	0	1,760,000	1,810,037
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj. (Resource Recovery Revenue)		6.75%	5/1/2017	0	0	400,000	498,092	0	0	400,000	498,092
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj. (Education Revenue)		5.00%	12/1/2023	0	0	9,105,000	9,505,802	0	0	9,105,000	9,505,802
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj. (Education Revenue)	*	9.56%	12/1/2025	0	0	10,000,000	10,681,900	0	0	10,000,000	10,681,900
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B (Education Revenue)		5.00%	12/1/2026	0	0	2,295,000	2,356,965	0	0	2,295,000	2,356,965
Columbia, SC Parking Facs. RRB (Other Revenue)		5.875%	12/1/2013	0	0	2,000,000	2,007,420	0	0	2,000,000	2,007,420
Connector 2000 Association Incorporated Capital Appreciation Ser. B (Toll Road Revenue)	^	24.79%	1/1/2027	0	0	0	0	5,000,000	450,000	5,000,000	450,000
Connector 2000 Association Incorporated Capital Appreciation Ser. B (Toll Road Revenue)	^	16.78%	1/1/2028	0	0	0	0	400,000	33,000	400,000	33,000
Connector 2000 Association Incorporated Capital Appreciation Ser. B (Toll Road Revenue)	^	12.30%	1/1/2032	0	0	0	0	10,350,000	714,150	10,350,000	714,150
Connector 2000 Association Incorporated Capital Appreciation Ser. B (Toll Road Revenue)	^	26.83%	1/1/2034	0	0	0	0	7,800,000	468,000	7,800,000	468,000
Connector 2000 Association Incorporated Capital Appreciation Ser. B (Toll Road Revenue)	^	29.81%	1/1/2038	0	0	0	0	4,350,000	187,920	4,350,000	187,920
Florence, SC Water & Sewer RB (Water & Sewer Revenue)		7.50%	3/1/2014	0	0	695,000	709,776	0	0	695,000	709,776
Fort Mill SC Fort Mill Sch. Facs. Corp. (Lease Revenue)		5.25%	12/1/2019	0	0	0	0	2,075,000	2,181,261	2,075,000	2,181,261
Grand Strand, SC Water & Sewer Auth. RRB (Water & Sewer Revenue)		5.375%	6/1/2018	0	0	4,335,000	4,694,025	0	0	4,335,000	4,694,025
Grand Strand, SC Water & Sewer Auth. RRB (Water & Sewer Revenue)		6.375%	6/1/2012	0	0	2,900,000	3,059,471	0	0	2,900,000	3,059,471
Greenville, SC Sewer Sys. RB (Water & Sewer Revenue)		5.50%	4/1/2019	0	0	1,080,000	1,159,952	0	0	1,080,000	1,159,952
Horry Cnty., SC Arpt. RB, Ser. A (Hsg. Revenue)		5.60%	7/1/2017	0	0	85,000	85,099	0	0	85,000	85,099
Horry Cnty., SC Hospitality Fee Spl. Obl. RB (Sales Tax Revenue)		6.00%	4/1/2013	0	0	1,000,000	1,019,260	0	0	1,000,000	1,019,260
Horry Cnty., SC Hospitality Fee Spl. Obl. RB (Sales Tax Revenue)		6.00%	4/1/2014	0	0	1,805,000	1,838,140	0	0	1,805,000	1,838,140
Horry Cnty., SC Hospitality Fee Spl. Obl. RB (Sales Tax Revenue)		6.00%	4/1/2015	0	0	1,000,000	1,017,250	0	0	1,000,000	1,017,250
Horry Cnty., SC Sch. Dist. GO, Ser. A (Education Revenue)		5.00%	3/1/2023	0	0	8,555,000	9,320,758	0	0	8,555,000	9,320,758
Kershaw Cnty., SC Pub. Sch. Dist. RB, Kershaw Cnty. Sch. Dist. Installment Purchase Proj. (Lease Revenue)		5.00%	12/1/2024	0	0	7,415,000	7,646,348	0	0	7,415,000	7,646,348
Kershaw Cnty., SC Pub. Sch. Dist. RB, Kershaw Cnty. Sch. Dist. Installment Purchase Proj. (Lease Revenue)		5.00%	12/1/2026	0	0	3,420,000	3,496,061	0	0	3,420,000	3,496,061
Kershaw Cnty. SC Pub. Sch. Foundation Installment Power Revenue (Lease Revenue, CIFG Insured)		5.00%	12/1/2020	0	0	0	0	1,420,000	1,488,827	1,420,000	1,488,827
Kershaw Cnty. SC Pub. Sch. Foundation Installment Power Revenue (Lease Revenue, CIFG Insured)		5.00%	12/1/2018	0	0	0	0	250,000	265,993	250,000	265,993
Kershaw Cnty. SC Pub. Sch. Kershaw Cnty. Sch. District Proj. (Lease Revenue, CIFG Insured)		5.00%	12/1/2021	0	0	0	0	2,870,000	2,996,337	2,870,000	2,996,337
Kershaw Cnty. SC Pub. Sch. Kershaw Cnty. Sch. District Proj. (Lease Revenue, CIFG Insured)		5.00%	12/1/2022	0	0	0	0	1,405,000	1,460,020	1,405,000	1,460,020
Kershaw Cnty. SC Pub. Sch. Kershaw Cnty. Sch. District Proj. (Lease Revenue, CIFG Insured)		5.00%	12/1/2023	0	0	0	0	6,950,000	7,196,100	6,950,000	7,196,100
Lancaster, SC Edl. Assistance Program RRB, Sch. Dist. Lancaster Cnty. Proj. (Education Revenue)		5.00%	12/1/2026	0	0	4,000,000	4,013,640	0	0	4,000,000	4,013,640
Laurens Cnty. SC Sch. District # 055 (Lease Revenue)		5.25%	12/1/2030	0	0	0	0	550,000	509,823	550,000	509,823
Lexington Cnty. SC Hlth. Services District Incorporated (Lease Revenue)		5.00%	11/1/2016	0	0	0	0	1,000,000	1,071,320	1,000,000	1,071,320
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty. Sch. Dist. No. 1 (Lease Revenue)		5.25%	12/1/2024	0	0	2,110,000	2,206,933	0	0	2,110,000	2,206,933
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty. Sch. Dist. No. 1 (Lease Revenue)		5.25%	12/1/2026	0	0	2,340,000	2,428,943	0	0	2,340,000	2,428,943
Lexington, SC Water & Sewer RB (Water & Sewer Revenue)		5.50%	4/1/2029	0	0	2,000,000	2,179,380	0	0	2,000,000	2,179,380
Lexington, SC Water & Sewer RRB, Ser. A (Water & Sewer Revenue)		5.75%	4/1/2020	0	0	500,000	510,310	0	0	500,000	510,310
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A (HEFA)		5.25%	8/15/2025	0	0	2,325,000	2,363,920	0	0	2,325,000	2,363,920
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A (HEFA)		6.25%	8/15/2022	0	0	11,500,000	13,087,805	0	0	11,500,000	13,087,805
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A (HEFA)		6.375%	8/15/2027	0	0	6,000,000	6,847,860	0	0	6,000,000	6,847,860
Myrtle Beach, SC Tax Increment RB, Myrtle Beach Air Force Base Redev. Proj., Ser. A (IDR)		5.25%	10/1/2026	0	0	1,500,000	1,067,460	0	0	1,500,000	1,067,460
Myrtle Beach, SC Tax Increment RB, Myrtle Beach Air Force Base Redev. Proj., Ser. A (IDR)		5.30%	10/1/2035	0	0	2,500,000	1,598,825	0	0	2,500,000	1,598,825
Newberry SC Newberry Cnty. Sch. District Proj. (Lease Revenue)		5.25%	12/1/2017	0	0	0	0	760,000	785,308	760,000	785,308
North Charleston, SC Sewer Dist. RRB, Ser. A (Water & Sewer Revenue)		6.375%	7/1/2012	0	0	2,370,000	2,494,472	0	0	2,370,000	2,494,472
Piedmont, SC Muni. Power Agcy. RRB (Utilities Revenue)		5.50%	1/1/2013	0	0	695,000	787,428	0	0	695,000	787,428
Piedmont, SC Muni. Power Agcy. RRB (Utilities Revenue)		6.75%	1/1/2019	0	0	210,000	274,418	0	0	210,000	274,418
Piedmont, SC Muni. Power Agcy. RRB, Ser. A (Utilities Revenue)		5.00%	1/1/2015	0	0	2,000,000	2,003,940	0	0	2,000,000	2,003,940
Piedmont, SC Muni. Power Agcy. RRB, Ser. A (Utilities Revenue)		6.50%	1/1/2014	0	0	290,000	348,342	0	0	290,000	348,342
Richland-Lexington SC Arpt. Refunding Columbia Metropolitan Arpt. (Arpt. Revenue, AGM Insured)		5.00%	1/1/2017	0	0	0	0	1,090,000	1,138,952	1,090,000	1,138,952
SCAGO Edl. Facs. Corp. for Sch. Proj. (Lease Revenue, Guarantee Agreement)		5.00%	12/1/2015	0	0	0	0	150,000	168,284	150,000	168,284
SCAGO Edl. Facs. Corp. For Sch. Proj. (Lease Revenue, Radian Insured)		5.00%	12/1/2012	0	0	0	0	640,000	675,110	640,000	675,110
South Carolina Ed. Assistance Auth. RB, Student Loan, Ser. I (Student Loan Revenue)		5.10%	10/1/2029	0	0	5,000,000	5,030,150	0	0	5,000,000	5,030,150
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB, Ser. A-2 (SFMR)		5.30%	7/1/2023	0	0	3,500,000	3,615,815	0	0	3,500,000	3,615,815
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB, Ser. A-2 (SFMR)		6.35%	7/1/2019	0	0	620,000	629,517	0	0	620,000	629,517
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RRB, Ser. B-1 (SFMR)		5.75%	7/1/2015	0	0	305,000	312,643	0	0	305,000	312,643
South Carolina Jobs EDA Hosp. Facs. RB, Anderson Area Med. Ctr. (Hosp.)		5.50%	2/1/2011	0	0	265,000	268,596	0	0	265,000	268,596
South Carolina Jobs EDA Hosp. Facs. RB, Georgetown Mem. Hosp. (Hosp.)		6.00%	11/1/2014	0	0	1,600,000	1,618,640	0	0	1,600,000	1,618,640
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Proj., Ser. C (Hosp.)		7.00%	1/1/2014	0	0	7,500,000	8,919,667	0	0	7,500,000	8,919,667
South Carolina Jobs EDA Hosp. RRB, Palmetto Hlth. (Hosp.)		5.75%	8/1/2039	0	0	4,000,000	3,809,040	0	0	4,000,000	3,809,040
South Carolina Jobs EDA Hosp. RRB, Palmetto Hlth. (Hosp.)		5.75%	8/1/2039	4,000,000	3,809,040	0	0	0	0	4,000,000	3,809,040
South Carolina Pub. Svcs. Auth. RRB, Ser. A (Utilities Revenue)		5.50%	1/1/2019	0	0	4,185,000	4,580,817	0	0	4,185,000	4,580,817
South Carolina State Education Assistance Auth. Student Loan Ser. I (Student Loan Revenue)		5.00%	10/1/2024	0	0	0	0	7,500,000	7,539,675	7,500,000	7,539,675
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB (HCFR)		5.50%	4/15/2017	0	0	500,000	517,135	0	0	500,000	517,135
Three Rivers SC Solid Waste Auth. Capital Appreciation Landfill Gas Proj. (Resource Recovery Revenue)	^	9.25%	10/1/2030	0	0	0	0	1,610,000	446,276	1,610,000	446,276
Three Rivers SC Solid Waste Auth. Capital Appreciation Landfill Gas Proj. (Resource Recovery Revenue)	^	9.60%	10/1/2031	0	0	0	0	1,835,000	484,238	1,835,000	484,238
Univ. of South Carolina Athletic Facs. RB (Other Revenue)		5.50%	5/1/2018	0	0	1,300,000	1,404,325	0	0	1,300,000	1,404,325
					3,809,040		133,826,377		33,181,286		170,816,703
South Dakota: 0.5%										0	0
Lower Brule Sioux Tribe SD Ser. B (Property Tax Revenue)		5.60%	5/1/2020	0	0	0	0	1,440,000	1,159,272	1,440,000	1,159,272
Lower Brule Sioux Tribe SD Ser. B (Property Tax Revenue)		5.50%	5/1/2019	0	0	0	0	2,000,000	1,636,600	2,000,000	1,636,600
Sisseton-Wahpeton SD Sioux Tribe Lake Traverse Reservation (Other Revenue)		7.00%	11/1/2013	0	0	0	0	315,000	286,568	315,000	286,568
Sisseton-Wahpeton SD Sioux Tribe Lake Traverse Reservation (Other Revenue)		7.00%	11/1/2023	0	0	0	0	1,290,000	972,699	1,290,000	972,699
South Dakota EDFA Pooled Loan Program Angus Incorporated Proj. Ser. A (Elec. Revenue, LaSalle Bank NA LOC)		4.75%	4/1/2010	0	0	0	0	275,000	277,261	275,000	277,261
South Dakota EDFA Pooled Loan Program Angus Incorporated Proj. Ser. A (Elec. Revenue, LaSalle Bank NA LOC)		5.00%	4/1/2011	0	0	0	0	285,000	296,172	285,000	296,172
South Dakota EDFA Pooled Loan Program Angus Incorporated Proj. Ser. A (Elec. Revenue, LaSalle Bank NA LOC)		5.25%	4/1/2012	0	0	0	0	300,000	317,847	300,000	317,847
South Dakota EDFA Pooled Loan Program Angus Incorporated Proj. Ser. A (Elec. Revenue, LaSalle Bank NA LOC)		5.25%	4/1/2013	0	0	0	0	320,000	343,261	320,000	343,261
South Dakota EDFA Pooled Loan Program McEleeg Proj. Ser. B (IDR)		5.00%	4/1/2014	0	0	0	0	370,000	395,993	370,000	395,993
South Dakota EDFA Pooled Loan Program Midstates Print Ser. A (IDR)		5.50%	4/1/2018	0	0	0	0	650,000	663,345	650,000	663,345
South Dakota EDFA Spearfish Forest Ser. A (Other Revenue)		5.875%	4/1/2028	0	0	0	0	3,560,000	3,652,133	3,560,000	3,652,133
South Dakota Hlth. & Edl. Facs. Auth. RB, Sanford Hlth. (Hosp.)		5.50%	11/1/2040	0	0	1,000,000	1,022,020	0	0	1,000,000	1,022,020
					0		1,022,020		10,001,151		11,023,171
Tennessee: 1.5%
Clarksville TN Natural Gas Acquisition Corp. (Natural Gas Revenue)		5.00%	12/15/2015	0	0	0	0	2,000,000	2,056,948	2,000,000	2,056,948
Elizabethton TN HEFA Board Hosp. 1st Mortgage Ser. B (HCFR, NATL-RE Insured)		7.00%	7/1/2020	0	0	0	0	0	0	0	0
Tennessee Energy Acquisition Corp. Gas RB, Ser. 2006A (Utilities Revenue)		5.25%	9/1/2019	0	0	6,300,000	6,361,362	0	0	6,300,000	6,361,362
Tennessee Energy Acquisition Corp. Gas RB, Ser. A (Utilities Revenue)		5.00%	9/1/2016	0	0	5,715,000	5,871,020	0	0	5,715,000	5,871,020
Tennessee Energy Acquisition Corp. Gas RB, Ser. A (Utilities Revenue)		5.25%	9/1/2018	0	0	3,000,000	3,066,840	0	0	3,000,000	3,066,840
Tennessee Energy Acquisition Corp. RB, Ser. A (Utilities Revenue)		5.25%	9/1/2026	2,085,000	2,032,875	0	0	0	0	2,085,000	2,032,875
Tennessee Energy Acquisition Corp. Ser. A (Utilities Revenue)		5.00%	2/1/2021	0	0	0	0	2,000,000	1,968,020	2,000,000	1,968,020
Tennessee Energy Acquisition Corp. Ser. A (Utilities Revenue)		5.00%	2/1/2022	0	0	0	0	2,000,000	1,964,000	2,000,000	1,964,000
Tennessee Energy Acquisition Corp. Ser. A (Utilities Revenue)		5.25%	9/1/2017	0	0	0	0	1,910,000	1,955,114	1,910,000	1,955,114
Tennessee Energy Acquisition Corp. Ser. A (Utilities Revenue)		5.00%	9/1/2015	0	0	0	0	500,000	523,035	500,000	523,035
Tennessee Energy Acquisition Corp. Ser. A (Utilities Revenue)		5.00%	9/1/2016	0	0	0	0	2,990,000	3,071,627	2,990,000	3,071,627
Tennessee Energy Acquisition Corp. Ser. A (Utilities Revenue)		5.25%	9/1/2019	0	0	0	0	2,900,000	2,928,246	2,900,000	2,928,246
Tennessee Energy Acquisition Corp. Ser. C (Utilities Revenue)		5.00%	2/1/2018	0	0	0	0	3,500,000	3,563,210	3,500,000	3,563,210
					2,032,875		15,299,222		18,030,200		35,362,297
Texas: 11.3%
Arlington TX Spl. Oblig. Dallas Cowboys Ser. A (Sales Tax Revenue, NATL-RE Insured)		5.00%	8/15/2034	0	0	0	0	11,500,000	11,525,990	11,500,000	11,525,990
Austin TX Convention Enterprises Incorporated Convention Center First Tier Ser. B (Other Revenue)	††	6.00%	1/1/2010	0	0	0	0	475,000	475,000	475,000	475,000
Austin TX Convention Enterprises Incorporated Convention Center Second Tier Ser. B (IDR)	††	6.00%	1/1/2011	0	0	0	0	1,005,000	1,005,965	1,005,000	1,005,965
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj. (Other Revenue)		6.125%	7/1/2022	0	0	685,000	772,125	0	0	685,000	772,125
Brazos River TX Harbor Navigation District Amount The Dow Chemical Company Ser. A-1 (Other Revenue)	±§	6.25%	5/15/2033	0	0	0	0	3,000,000	3,113,610	3,000,000	3,113,610
Clifton Higher Education Fin. Incorporated Revenue Tejano Center Community Ser. A (College & Univ. Revenue)		7.75%	2/15/2018	0	0	0	0	150,000	168,822	150,000	168,822
Dallas, TX Area Rapid Trans. Sales Tax RB, Sr. Lien (Trans. Revenue)		5.00%	12/1/2025	0	0	8,065,000	8,836,256	0	0	8,065,000	8,836,256
Dallas, TX Austin Trust Variable Cert., Ser. 08-1163-1 (Other Revenue)	*	9.73%	12/1/2038	0	0	10,000,000	11,348,400	0	0	10,000,000	11,348,400
Dallas, TX Austin Trust Variable Cert., Ser. 08-1163-2 (Other Revenue)	*	9.73%	12/1/2043	0	0	10,000,000	11,106,000	0	0	10,000,000	11,106,000
Dallas, TX Austin Trust Variable Cert., Ser. 08-1163-3 (Other Revenue)	*	9.73%	12/1/2048	0	0	10,000,000	10,953,200	0	0	10,000,000	10,953,200
Dallas, TX Independent Sch. Dist. Sch. Bldg. GO (General Fund Revenue)		6.375%	2/15/2034	0	0	10,000,000	11,696,900	0	0	10,000,000	11,696,900
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. A (Arpt. Revenue)		5.50%	11/1/2020	0	0	11,000,000	11,301,510	0	0	11,000,000	11,301,510
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. B (Arpt. Revenue)		6.25%	11/1/2028	0	0	5,000,000	5,017,850	0	0	5,000,000	5,017,850
Decatur TX Hosp. Auth. Hosp. Ser. A (HCFR)		5.75%	9/1/2029	0	0	0	0	3,045,000	3,584,361	3,045,000	3,584,361
Garza Cnty. TX Pub. Facs. Corp. (Lease Revenue)		5.25%	10/1/2016	0	0	0	0	1,200,000	1,197,876	1,200,000	1,197,876
Garza Cnty. TX Pub. Facs. Corp. (Lease Revenue)		5.50%	10/1/2016	0	0	0	0	825,000	878,435	825,000	878,435
Garza Cnty. TX Pub. Facs. Corp. (Lease Revenue)		5.25%	10/1/2017	0	0	0	0	755,000	740,361	755,000	740,361
Garza Cnty. TX Pub. Facs. Corp. (Lease Revenue)		5.50%	10/1/2019	0	0	0	0	1,400,000	1,361,822	1,400,000	1,361,822
Garza Cnty. TX Pub. Facs. Corp. (Lease Revenue)		5.75%	10/1/2025	0	0	0	0	1,750,000	1,785,088	1,750,000	1,785,088
Gulf Coast, TX Waste Disposal Auth. Env. Impt. RRB, Intl. Paper, Ser. A (IDR)		6.10%	8/1/2024	0	0	3,575,000	3,500,533	0	0	3,575,000	3,500,533
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. B (Hosp.)		7.25%	12/1/2035	1,000,000	1,121,220	0	0	0	0	1,000,000	1,121,220
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. B (Hosp.)		7.25%	12/1/2035	0	0	10,000,000	11,212,200	0	0	10,000,000	11,212,200
Harris Cnty. TX Hlth. Facs. Dev. Corp. Memorial Hosp. Sys. Proj. Ser. A (HCFR, NATL-RE Insured)		6.00%	6/1/2013	0	0	0	0	500,000	543,690	500,000	543,690
Houston TX Arpt. Sys. Ser. C (Arpt. Revenue, XLCA Insured)	±§(m)(n)	0.46%	7/1/2032	0	0	0	0	7,850,000	6,986,500	7,850,000	6,986,500
Houston TX Water Conveyance COP Ser. H (Lease Revenue, AMBAC Insured)		7.50%	12/15/2015	0	0	0	0	1,400,000	1,672,664	1,400,000	1,672,664
Houston, TX Arpt. Sys. Spl. Facs. RB, Continental Airlines, Inc., Ser. E (Arpt. Revenue)		6.75%	7/1/2029	1,000,000	931,510	0	0	0	0	1,000,000	931,510
Houston, TX Water Conveyance Sys. COP, Ser. H (Lease Revenue)		7.50%	12/15/2014	0	0	1,000,000	1,185,360	0	0	1,000,000	1,185,360
La Vernia TX Higher Education Fin. Corp. Ser. A (Other Revenue)		6.25%	2/15/2017	0	0	0	0	750,000	745,268	750,000	745,268
Lewisville TX Combination Contract (Spl. Assessment Revenue)		6.75%	10/1/2032	0	0	0	0	2,490,000	2,532,380	2,490,000	2,532,380
Lower Colorado River Texas Auth. RRB, Ser. A (Other Revenue)		7.25%	5/15/2037	1,000,000	1,106,270	0	0	0	0	1,000,000	1,106,270
Lower Colorado River Texas Auth. RRB, Ser. A (Other Revenue)		6.50%	5/15/2037	0	0	5,000,000	5,361,300	0	0	5,000,000	5,361,300
Lower Colorado River Texas Auth. RRB, Ser. A (Other Revenue)		7.25%	5/15/2037	0	0	4,000,000	4,425,080	0	0	4,000,000	4,425,080
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A (IDR)		5.20%	4/1/2018	0	0	1,000,000	976,350	0	0	1,000,000	976,350
North Texas Tollway Auth. First Tier Ser. E3 (Other Revenue)	±§	5.75%	1/1/2038	0	0	0	0	5,100,000	5,701,545	5,100,000	5,701,545
Sabine River TX Auth. PCR Southwestern Elec. Company (IDR, NATL-RE Insured)		4.95%	3/1/2018	0	0	0	0	4,045,000	4,123,392	4,045,000	4,123,392
San Antonio, TX Elec. & Gas RRB, Ser. A (Elec. Revenue)		5.25%	2/1/2028	0	0	5,000,000	5,444,100	0	0	5,000,000	5,444,100
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj. (Education)		5.125%	6/1/2022	0	0	1,735,000	1,747,371	0	0	1,735,000	1,747,371
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj. (Education)		5.125%	6/1/2023	0	0	1,000,000	1,000,870	0	0	1,000,000	1,000,870
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj. (Education)		5.125%	6/1/2024	0	0	750,000	745,058	0	0	750,000	745,058
Southeast Texas Hsg. Fin. Corp. Mortgage-Backed Securities PG Ser. B (Hsg. Revenue, GNMA/FNMA Insured)		6.30%	10/1/2035	0	0	0	0	558,200	592,948	558,200	592,948
Southeast Texas Hsg. Fin. Corp. Mortgage-Backed Securities Ser. B (Hsg. Revenue, GNMA/FNMA Insured)		6.00%	2/1/2036	0	0	0	0	856,268	902,849	856,268	902,849
Southwest Higher Ed. Auth., Inc. RB, Southern Methodist Univ. Proj. (Education)		5.00%	10/1/2029	0	0	2,025,000	2,120,357	0	0	2,025,000	2,120,357
Southwest Higher Ed. Auth., Inc. RB, Southern Methodist Univ. Proj. (Education)		5.00%	10/1/2032	0	0	2,000,000	2,074,880	0	0	2,000,000	2,074,880
Tarrant Cnty., TX Cultural Ed. Facs. Corp. Hosp. RB (Hosp.)		6.375%	11/1/2036	8,400,000	3,232,320	0	0	0	0	8,400,000	3,232,320
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Air Force Vlg. Obl. Group (Other Revenue)		5.00%	5/15/2017	0	0	1,400,000	1,367,058	0	0	1,400,000	1,367,058
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Northwest Sr. Hsg. Edgemere Proj. (Other Revenue)		6.00%	11/15/2036	0	0	5,000,000	4,322,350	0	0	5,000,000	4,322,350
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A (Hosp.)		5.00%	2/15/2023	0	0	9,900,000	10,119,582	0	0	9,900,000	10,119,582
Tarrant Cnty. TX Cultural Education Facs. Fin. Corp. Hendrick Medical Center Ser. A (HCFR, Assured Guaranty)		4.625%	9/1/2020	0	0	0	0	535,000	530,436	535,000	530,436
Texas Muni Gas Acquisition & Supply Corp. RB, Ser. A, FRN (Other Revenue)		0.87%	9/15/2017	0	0	5,000,000	4,626,250	0	0	5,000,000	4,626,250
Texas Muni. Gas Acquisition & Supply Corp. RB, Gas Supply Proj., Ser. B, FRN (Utility)		0.71%	9/15/2017	0	0	20,000,000	18,700,000	0	0	20,000,000	18,700,000
Texas Muni. Gas Acquisition & Supply Corp. RB, Ser. D (Utility)		5.625%	12/15/2017	0	0	15,000,000	16,061,700	0	0	15,000,000	16,061,700
Texas Muni. Power Agcy. RRB (Power Revenue)	¤	0.00%	9/1/2015	0	0	40,000	34,572	0	0	40,000	34,572
Texas Muni. Gas Acquisition & Supply Corp. I Ser. C (Utilities Revenue)	±§	1.62%	12/15/2026	0	0	0	0	1,250,000	858,750	1,250,000	858,750
Texas Muni. Gas Acquisition & Supply Corp. II (Utilities Revenue)	±§	0.71%	9/15/2017	0	0	0	0	13,500,000	12,622,500	13,500,000	12,622,500
Texas Muni. Gas Acquisition & Supply Corp. II (Utilities Revenue)	±§	0.87%	9/15/2017	0	0	0	0	3,000,000	2,775,750	3,000,000	2,775,750
Texas Muni. Gas Acquisition & Supply Corp. Ser. D (Utilities Revenue)		5.625%	12/15/2017	0	0	0	0	2,610,000	2,794,736	2,610,000	2,794,736
Texas Muni. Gas Acquisition & Various Senior Lien Ser. B (Utilities Revenue)	±§	0.87%	12/15/2026	0	0	0	0	3,500,000	2,513,875	3,500,000	2,513,875
Texas Private Activity Surface Trans. Corp. RB (Trans. Revenue)		6.875%	12/31/2039	1,500,000	1,548,795	0	0	0	0	1,500,000	1,548,795
Texas Private Activity Surface Trans. Corp. RB (Trans. Revenue)		6.875%	12/31/2039	0	0	5,000,000	5,162,650	0	0	5,000,000	5,162,650
Texas Private Activity Surface Trans. Corp. (Toll Road Revenue)		6.875%	12/31/2039	0	0	0	0	7,500,000	7,743,975	7,500,000	7,743,975
Texas State PFA Charter Sch. Fin. Corp. Uplift Education Ser. A (Other Revenue)		5.75%	12/1/2027	0	0	0	0	1,215,000	1,106,148	1,215,000	1,106,148
Texas State PFA Charter Sch. Fin. Corp. Uplift Education Ser. A (Other Revenue)		5.875%	12/1/2036	0	0	0	0	880,000	770,273	880,000	770,273
Texas State PFA Cosmos Foundation Ser. A (Other Revenue)		5.00%	2/15/2018	0	0	0	0	2,260,000	2,049,820	2,260,000	2,049,820
Travis Cnty. TX Hsg. Fin. Corp. Ser. A (SFMR, GNMA Insured)	±§	6.35%	10/1/2034	0	0	0	0	999,027	1,004,532	999,027	1,004,532
					7,940,115		171,219,862		84,409,361		263,569,338
Utah: 1.4%
Carbon Cnty., UT Solid Waste Disposal RRB, Laidlaw Env. Proj., Ser. A (Sewer Revenue)		7.45%	7/1/2017	0	0	1,000,000	1,001,290	0	0	1,000,000	1,001,290
Carbon Cnty., UT Solid Waste Disposal RRB, Laidlaw, Inc. Proj., Ser. A (Sewer Revenue)		7.50%	2/1/2010	0	0	2,085,000	2,091,255	0	0	2,085,000	2,091,255
Spanish Fork City UT American Leadership Academy (Edl. Facs. Revenue)	††	5.55%	11/15/2021	0	0	0	0	1,715,000	1,553,790	1,715,000	1,553,790
Utah Cnty. UT Charter Sch. Ronald Wilson Reagan-Ser. A (Private Sch. Revenue)		5.75%	2/15/2022	0	0	0	0	1,000,000	887,660	1,000,000	887,660
Utah Hsg. Corp. SFHRB, Ser. F (Hsg.)		3.40%	1/1/2038	0	0	10,740,000	10,740,000	0	0	10,740,000	10,740,000
Utah Hsg. Corp. SFHRB, Ser. H-1 (Hsg.)		3.40%	1/1/2037	0	0	14,250,000	14,250,000	0	0	14,250,000	14,250,000
Utah Hsg. Fin. Agcy. SFHRB, Ser. 2005E, FRN (Hsg.)		3.40%	1/1/2037	0	0	65,000	65,000	0	0	65,000	65,000
Utah Hsg. Fin. Agcy. SFHRB, Ser. C-2 (Hsg.)		5.75%	7/1/2021	0	0	40,000	40,860	0	0	40,000	40,860
Utah Hsg. Fin. Agcy. SFHRB, Ser. E-1 (Hsg.)		5.375%	7/1/2018	0	0	45,000	46,154	0	0	45,000	46,154
West Valley City UT Monticello Academy (Private Sch. Revenue)	††	6.375%	6/1/2037	0	0	0	0	2,000,000	1,702,040	2,000,000	1,702,040
					0		28,234,559		4,143,490		32,378,049
Vermont: 0.1%
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A (Other Revenue)		6.3%	3/1/2033	0	0	3,500,000	3,293,045	0	0	3,500,000	3,293,045
					0		3,293,045		0		3,293,045
Virgin Islands: 0.9%
Virgin Islands PFA Matching Federal Loan Note Ser. A (Sewer Revenue)		5.25%	10/1/2018	0	0	0	0	435,000	442,325	435,000	442,325
Virgin Islands PFA Matching Fund Loan Diago Ser. A (Other Revenue)		6.75%	10/1/2037	0	0	0	0	750,000	787,080	750,000	787,080
Virgin Islands PFA Matching Federal Loan Note Ser. A (Sewer Revenue)		5.25%	10/1/2019	0	0	0	0	300,000	302,796	300,000	302,796
Virgin Islands Pub. Fin. Auth. RB, Ser. A (Other Revenue)		6.75%	10/1/2037	0	0	5,000,000	5,247,200	0	0	5,000,000	5,247,200
Virgin Islands Pub. Fin. Auth. RRB, Ser. C (Other Revenue)		5.00%	10/1/2017	1,000,000	1,021,050	0	0	0	0	1,000,000	1,021,050
Virgin Islands Pub. Fin. Auth. RRB, Ser. C (Other Revenue)		5.00%	10/1/2018	0	0	8,860,000	8,955,068	0	0	8,860,000	8,955,068
Virgin Islands Pub. Fin. Auth. RRB, Ser. C (Other Revenue)		5.00%	10/1/2016	0	0	4,040,000	4,170,451	0	0	4,040,000	4,170,451
Virgin Islands Water & Power Auth. Elec. Sys. RRB (Elec. Revenue)		5.30%	7/1/2018	0	0	1,250,000	1,232,375	0	0	1,250,000	1,232,375
					1,021,050		19,605,094		1,532,201		22,158,345
Virginia: 3.2%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj. (MFHR)		6.05%	11/1/2032	0	0	1,780,000	1,792,976	0	0	1,780,000	1,792,976
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj. (IDR)		5.375%	1/1/2013	0	0	3,810,000	3,989,299	0	0	3,810,000	3,989,299
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj. (Water & Sewer Revenue)		6.25%	7/15/2011	0	0	170,000	170,088	0	0	170,000	170,088
Bristol VA Utility Sys. (Utilities Revenue, NATL-RE Insured)		5.25%	7/15/2016	0	0	0	0	1,090,000	1,123,997	1,090,000	1,123,997
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj. (Other Revenue)		6.25%	3/1/2026	0	0	6,025,000	5,585,536	0	0	6,025,000	5,585,536
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj. (Other Revenue)		6.25%	3/1/2026	2,865,000	2,656,027	0	0	0	0	2,865,000	2,656,027
Fairfax Cnty., VA Redev. & Hsg. Auth. RRB, Hsg. for the Elderly, Ser. A (HCFR		6.00%	9/1/2016	0	0	500,000	500,925	0	0	500,000	500,925
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj. (MFHR)		6.20%	4/1/2017	0	0	500,000	500,575	0	0	500,000	500,575
Henrico Cnty., VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A (IDR)		5.875%	3/1/2017	0	0	1,750,000	1,749,020	0	0	1,750,000	1,749,020
Henrico Cnty., VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A (IDR)		5.875%	3/1/2017	2,000,000	1,998,880	0	0	0	0	2,000,000	1,998,880
King & Queen Cnty., VA IDA Auth. Pub. Facs. Lease RB, King & Queen Courts Complex, Ser. A (Lease Revenue)		5.625%	7/15/2017	0	0	1,000,000	1,000,180	0	0	1,000,000	1,000,180
King George Cnty., VA IDA RB, Solid Waste Disposal Facs. Landfill Proj. (Resource Recovery Revenue)		6.00%	6/1/2023	0	0	2,600,000	2,625,922	0	0	2,600,000	2,625,922
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN (Resource Recovery Revenue)		4.25%	9/1/2030	0	0	5,000,000	5,018,300	0	0	5,000,000	5,018,300
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN (Resource Recovery Revenue)		4.35%	3/1/2031	0	0	8,000,000	8,020,880	0	0	8,000,000	8,020,880
Marquis CDA VA (Other Revenue)		5.625%	9/1/2018	0	0	0	0	1,855,000	1,500,825	1,855,000	1,500,825
Montgomery Cnty., VA IDA Lease RB (Lease Revenue)		5.50%	1/15/2020	0	0	1,120,000	1,195,656	0	0	1,120,000	1,195,656
Reynolds Crossing CDA Reynolds Crossing Proj. (Spl. Assessment Revenue)		5.10%	3/1/2021	0	0	0	0	2,794,000	2,587,803	2,794,000	2,587,803
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation (Other Revenue)		5.45%	1/1/2021	0	0	1,000,000	1,027,000	0	0	1,000,000	1,027,000
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A (HCFR)		5.50%	7/1/2018	0	0	3,670,000	3,824,580	0	0	3,670,000	3,824,580
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj. (MFHR)		5.10%	2/1/2014	0	0	735,000	760,181	0	0	735,000	760,181
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A (IDR)		5.375%	8/1/2020	0	0	2,485,000	2,703,233	0	0	2,485,000	2,703,233
Virginia Biotechnology Research Park IDA RB, Biotech Five Proj., Ser. A (IDR)		5.25%	10/1/2014	0	0	1,355,000	1,360,393	0	0	1,355,000	1,360,393
Virginia College Bldg. Auth. Edl. Facs. RRB, Hampton Univ. Proj. (HEFAR)		5.00%	4/1/2018	0	0	1,300,000	1,303,809	0	0	1,300,000	1,303,809
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1 (MFHR)		4.80%	10/1/2018	0	0	3,000,000	3,037,320	0	0	3,000,000	3,037,320
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1 (MFHR)		4.85%	4/1/2019	0	0	3,100,000	3,134,968	0	0	3,100,000	3,134,968
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1 (MFHR)		4.85%	10/1/2019	0	0	3,100,000	3,131,062	0	0	3,100,000	3,131,062
Virginia HDA RB, Rental Hsg., Ser. D (MFHR)		4.50%	7/1/2023	0	0	2,225,000	2,176,540	0	0	2,225,000	2,176,540
Virginia Port Auth. RB, Cmnwlth. Port Funding Proj. (IDR)		5.50%	7/1/2018	0	0	3,000,000	3,114,210	0	0	3,000,000	3,114,210
Virginia Resource Auth. Infrastructure RRB, Loan Bond Program, Ser. A (Resource Recovery Revenue)		5.50%	5/1/2016	0	0	210,000	224,633	0	0	210,000	224,633
Watkins Centre CDA VA (Spl. Assessment Revenue)		5.40%	3/1/2020	0	0	0	0	1,150,000	1,085,405	1,150,000	1,085,405
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc. (IDR)		5.50%	7/1/2018	0	0	5,500,000	6,017,220	0	0	5,500,000	6,017,220
					4,654,907		63,964,506		6,298,030		74,917,443
Washington: 2.4%
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj. (Resource Recovery Revenue)		5.85%	12/1/2031	0	0	7,500,000	7,453,800	0	0	7,500,000	7,453,800
Port Sunnyside WA (Arpt. Revenue)		6.625%	12/1/2021	0	0	0	0	2,250,000	2,330,010	2,250,000	2,330,010
Quinault Indian Nation WA Quinault Beach Ser. A (Other Revenue, ACA Insured)		5.80%	12/1/2015	0	0	0	0	605,000	523,488	605,000	523,488
Spokane, WA Regl. Solid Waste RRB (Resource Recovery Revenue)		6.50%	1/1/2011	0	0	2,000,000	2,093,260	0	0	2,000,000	2,093,260
Tobacco Settlement Auth. Washington Asset-Backed (Tobacco Settlement Funded Revenue)		5.50%	6/1/2012	0	0	0	0	590,000	610,449	590,000	610,449
Tobacco Settlement Auth. Washington Asset-Backed (Tobacco Settlement Funded Revenue)		6.50%	6/1/2026	0	0	0	0	9,460,000	9,514,395	9,460,000	9,514,395
Washington Hlth. Care Facs. Auth. RB, Catholic Hlth. Initiatives, Ser. D (HCFR)	*	11.89%	10/1/2016	0	0	16,000,000	17,365,120	0	0	16,000,000	17,365,120
Washington Hlth. Care Facs. Auth. RRB, Highline Med. Ctr. (HCFR)		6.25%	8/1/2028	0	0	6,800,000	7,230,848	0	0	6,800,000	7,230,848
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A (MFHR)		5.625%	1/1/2027	0	0	5,000,000	3,778,850	0	0	5,000,000	3,778,850
Washington State HCFA (HCFR, FHA Insured)		6.25%	8/1/2028	0	0	0	0	5,000,000	5,316,800	5,000,000	5,316,800
					0		37,921,878		18,295,142		56,217,020
West Virginia: 0.2%
Ohio Cnty. WV Fort Henry Center Financing District Ser. A (Tax Incremental/Allocation Revenue)		5.00%	6/1/2015	0	0	0	0	215,000	205,841	215,000	205,841
West Virginia Hosp. Fin. Auth. RRB, Thomas Hlth. Sys. Proj. (Hosp.)		6.50%	10/1/2038	4,000,000	3,594,880	0	0	0	0	4,000,000	3,594,880
					3,594,880		0		205,841		3,800,721
Wisconsin: 1.4%
Milwaukee WI RDA Science Education Consortium Proj. Ser. A (Other Revenue)		5.75%	8/1/2035	0	0	0	0	1,700,000	1,365,134	1,700,000	1,365,134
Milwaukee WI RDA Science Education Consortium Proj. Ser. A (Other Revenue)		5.125%	8/1/2015	0	0	0	0	550,000	522,544	550,000	522,544
Milwaukee WI RDA Science Education Consortium Proj. Ser. A (Other Revenue)		5.625%	8/1/2025	0	0	0	0	1,500,000	1,279,500	1,500,000	1,279,500
Monroe WI Redev. Auth. Monroe Clinic Incorporated (HCFR)		5.875%	2/15/2039	0	0	0	0	1,500,000	1,504,605	1,500,000	1,504,605
Oshkosh WI Don Evans Incorporated Proj. (IDR, M&I Marshall & Isley LOC)		5.50%	12/1/2011	0	0	0	0	340,000	334,135	340,000	334,135
Superior, WI Ltd. Obl. RB, Midwest Energy, Ser. E (Trans. Revenue)		6.90%	8/1/2021	0	0	5,000,000	6,310,100	0	0	5,000,000	6,310,100
Waukesha Cnty. WI Hsg. Auth. The Arboretum Proj. (Hsg. Revenue)	±§	5.00%	12/1/2027	0	0	0	0	2,800,000	2,863,140	2,800,000	2,863,140
Wisconsin HEFA Aurora Hlth. Care Incorporated B (HCFR)	±§	5.125%	8/15/2027	0	0	0	0	6,300,000	6,478,668	6,300,000	6,478,668
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Hlth. Care, Inc. Proj. (Hosp.)		6.10%	5/1/2034	1,000,000	982,490	0	0	0	0	1,000,000	982,490
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Hlth. Care, Inc. Proj. (Hosp.)		6.10%	5/1/2034	0	0	2,715,000	2,667,460	0	0	2,715,000	2,667,460
Wisconsin State HEFA Ser. M (HCFR, NATL-RE Insured)	±§	0.72%	6/1/2019	0	0	0	0	7,000,000	6,545,000	7,000,000	6,545,000
Wisconsin State HEFA Children's Hosp. Wisconsin B (HCFR)		5.375%	8/15/2024	0	0	0	0	1,000,000	1,051,350	1,000,000	1,051,350
					982,490		8,977,560		21,944,076		31,904,126
Wyoming: 0.6%
Campbell Cnty., WY Solid Waste Facs. RB, Basin Elec. Power Coop., Ser. A (Sewer Revenue)		5.75%	7/15/2039	1,000,000	1,054,770	0	0	0	0	1,000,000	1,054,770
Campbell Cnty., WY Solid Waste Facs. RB, Basin Elec. Power Coop., Ser. A (Sewer Revenue)		5.75%	7/15/2039	0	0	7,000,000	7,383,390	0	0	7,000,000	7,383,390
Evansville WY Polypipe Incorporated Proj. (IDR, JPMorgan Chase Bank LOC)		4.65%	12/1/2016	0	0	0	0	5,280,000	5,262,840	5,280,000	5,262,840
					1,054,770		7,383,390		5,262,840		13,701,000
Total Municipal Bonds & Notes (Cost $173,648,227, $1,364,200,334, $784,561,647 and $2,322,410,208, respectively)					154,083,381		1,401,450,536		780,444,924		2,335,978,841
Short-Term Investments: 0.8%
Mutual Funds: 0.8%
Evergreen Institutional Municipal Money Market Fund, Class I	q ø	0.19%		4,243,576	4,243,576	6,010,827	6,010,827	0	0	10,254,403	10,254,403
Wells Fargo Advantage National Tax-Free Money Market Trust	q ~ ‡	0.14%		0	0	0	0	7,799,565	7,799,564	7,799,565	7,799,564
					4,243,576		6,010,827		7,799,564		18,053,967
U.S. Treasury Securities: 0.0%
U.S. Treasury Bill	^	0.06%	3/25/2010	0	0	0	0	200,000	199,971	200,000	199,971
Total Short-Term Investments (Cost $4,243,576, $6,010,827, $7,999,536 and $18,253,939, respectively)					4,243,576		6,010,827		7,999,535		18,253,938
Total Investments (Cost $177,891,803, $1,370,211,161, $792,561,183 and $2,340,664,147, respectively): 100.8%					$158,326,957		$1,407,461,363		$788,444,459		$2,354,232,779
Other Assets and Liabilities, Net - (0.8%)					3,232,018		(39,001,622)		17,045,142		(18,724,462)
Net Assets 100.0%					$161,558,975		$1,368,459,741		$805,489,601		$2,335,508,317

+	Security is deemed illiquid.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

*	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund and the money market fund.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
±	Variable rate investments.
§	These securities are subject to a demand feature which reduces the effective maturity.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
^	Zero coupon bond. Interest rate presented is yield to maturity.
††	Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
~

This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

‡	Short-term security of an affiliate of Wells Fargo Advantage Municipal Bond Fund with a cost of $7,799,565.

Summary of Abbreviations
ABAG	Association of Bay Area Govts.
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CDA	Community Development Authority
CIFG	CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP	Certificates of Participation
ECFA	Eductional & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Govt. National Mortgage Association
GO	General Obligation
HCFR	Healthcare Facilities Revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Housing & Urban Development.
IDA	Industrial Developoment Authority
IDR	Industrial Development Revenue
IDRB	Industrial Development Revenue Bond
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance
MFHR	Multi-Family Housing Revenue
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Muni. Securities Trust Receipt
MTC	Muni. Trust Certificates
PCFA	Pollution Control Fin. Authority
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
R&D	Research & Development
RAN	Revenue Anticipation Note
RB	Revenue Bond
RDA	Redevelopment Authority
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHR	Single Family Housing Revenue
SFHRB	Single Family Housing Revenue Bond
SFMR	Single Family Mortgage Revenue
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority
USD	Unified School District
XLCA	XL Capital Assurance

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Evergreen High Income Municipal Bond Fund
Debt securities issued by states in the U.S. and its political subdivisions	$0	$149,755,756	$4,327,625	$154,083,381
Short-term investments	4,243,576	0	0	4,243,576
	$4,243,576	$149,755,756	$4,327,625	$158,326,957
Evergreen Municipal Bond Fund
Debt securities issued by states in the U.S. and its political subdivisions	$0	$1,401,450,536	$0	$1,401,450,536
Short-term investments	6,010,827	0	0	6,010,827
	$6,010,827	$1,401,450,536	$0	$1,407,461,363
Wells Fargo Advantage Municipal Bond Fund
Debt securities issued by states in the U.S. and its political subdivisions	$0	$747,649,955	$32,794,969	$780,444,924
Debt securities issued by U.S. Treasury and U.S. government agencies	0	$199,971	0	199,971
Short-term investments	7,799,564	0	0	7,799,564
	$7,799,564	$747,849,926	$32,794,969	$788,444,459

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Evergreen High Income Municipal Bond Fund	Debt securities issued by states in the U.S. and its political subdivisions
Balance as of January 1, 2009	$0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	4,327,625
Balance as of December 31, 2009	$4,327,625
Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2009	$0

Wells Fargo Advantage Municipal Bond Fund	Debt securities issued by states in the U.S. and its political subdivisions
Balance as of January 1, 2009	$0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	(143,945)
Net purchases (sales)	31,172,410
Transfers in and/or out of Level 3	1,766,504
Balance as of December 31, 2009	$32,794,969
Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2009	$(143,945)

For the period ending December 31, 2009, Wells Fargo Municipal Bond Fund held MMD rate locks at an average volume of $4,000,000.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Municipal Bond Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statements of Assets and Liabilities – December 31, 2009 (unaudited)

	Evergreen High Income Municipal Bond Fund	Evergreen Municipal Bond Fund	Wells Fargo Advantage Municipal Bond Fund	Pro Forma Adjustments		Wells Fargo Advantage Municipal Bond Fund Pro Forma
Assets
Investments
In securities	$154,083,381	$1,401,450,536	$780,644,895			$2,336,178,812
In affiliates	4,243,576	6,010,827	7,799,564			18,053,967
Total investments at market value (see cost below)	158,326,957	1,407,461,363	788,444,459			2,354,232,779
Cash	1,418,687	-	50,000			1,468,687
Receivable for Fund shares issued	375,814	539,795	3,188,960			4,104,569
Receivable for investments sold	-	-	6,556,722			6,556,722
Receivable for interest	3,570,258	21,349,014	9,996,996			34,916,268
Prepaid expenses and other assets	25,877	281,808	-			307,685
Total assets	163,717,593	1,429,631,980	808,237,137			2,401,586,710
Liabilities
Payable for Fund shares redeemed	250,990	2,286,151	948,289			3,485,430
Payable for investments purchased	996,293	7,070,978	-			8,067,271
Dividends payable	842,385	5,652,927	1,325,406			7,820,718
Payable for floating-rate notes issued	-	45,525,000	-			45,525,000
Interest and fee expense payable	-	277,063	-			277,063
Payable to investment advisor and affiliates	18,838	102,528	314,165			435,531
Accrued expenses and other liabilities	50,112	257,592	159,676			467,380
Total liabilities	2,158,618	61,172,239	2,747,536			66,078,393
Total net assets	$161,558,975	$1,368,459,741	$805,489,601			$2,335,508,317
NET ASSETS CONSIST OF
Paid-in capital	$251,876,445	$1,412,621,648	$810,419,550			$2,474,917,643
Undistributed (overdistributed) net investment income	60,697	(1,628,115)	(22,518)			(1,589,936)
Undistributed net realized gain (loss) on investments	(70,813,320)	(79,783,994)	(790,707)			(151,388,021)
Net unrealized appreciation (depreciation) of investments	(19,564,847)	37,250,202	(4,116,724)			13,568,631
Total net assets	$161,558,975	$1,368,459,741	$805,489,601			$2,335,508,317
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$115,954,120	$849,991,275	$302,350,009			$1,268,295,404
Shares outstanding – Class A	15,093,346	117,067,584	32,339,674	(28,842,225)	A	135,658,379
Net asset value per share – Class A	$7.68	$7.26	$9.35			$9.35
Maximum offering price per share – Class A (based on sales charge of 4.75%, 4.75% , 4.50% and 4.50%, respectively)	$8.06	$7.62	$9.79			$9.79
Net assets – Class B	$10,860,982	$32,807,253	$4,836,600			$48,504,835
Shares outstanding – Class B	1,413,725	4,518,535	517,205	(1,262,562)	A	5,186,903
Net asset value and offering price per share – Class B	$7.68	$7.26	$9.35			$9.35
Net assets – Class C	$18,667,414	$72,628,223	$21,050,937			$112,346,574
Shares outstanding – Class C	2,429,932	10,002,936	2,252,037	(2,666,002)	A	12,018,903
Net asset value and offering price per share – Class C	$7.68	$7.26	$9.35			$9.35
Net assets – Class I	$16,076,459	$413,032,990		(429,109,449)	B, C
Shares outstanding – Class I	2,092,618	56,886,293		(58,978,911)	A
Net asset value and offering price per share – Class I	$7.68	$7.26
Net assets – Administrator Class			$184,800,167	16,076,459	B	$200,876,626
Shares outstanding – Administrator Class			19,772,508	1,720,096	A	21,492,604
Net asset value and offering price per share – Administrator Class			$9.35			$9.35
Net assets – Institutional Class			$629,211	413,032,990	C	$413,662,201
Shares outstanding – Institutional Class			67,333	44,199,374	A	44,266,707
Net asset value and offering price per share – Institutional Class			$9.34			$9.34
Net assets – Investor Class			$291,822,677			$291,822,677
Shares outstanding – Investor Class			31,218,966			31,218,966
Net asset value and offering price per share – Investor Class			$9.35			$9.35
Investments, at cost	$177,891,803	$1,370,211,161	$792,561,183			$2,340,664,147

[1]	Each Fund has an unlimited number of authorized shares.

A - Reflects the impact of converting shares of target funds into shares of the surviving fund.

B - Reflects the merger of Class I of Evergreen High Income Municipal Bond Fund into Administrator Class of the surviving fund.

C - Reflects the merger of Class I of Evergreen Municipal Bond Fund into Institutional Class of the surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Municipal Bond Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations - For the Twelve Months Ended December 31, 2009 (Unaudited)

	Evergreen High Income Municipal Bond Fund	Evergreen Municipal Bond Fund	Wells Fargo Advantage Municipal Bond Fund	Pro Forma Adjustments		Wells Fargo Advantage Municipal Bond Fund Pro Forma
Investment income
Interest	$15,195,789	$76,738,539	$38,112,808			$130,047,136
Interest from affiliated securities	16,770	195,237	20,174			232,181
Total investment income	15,212,559	76,933,776	38,132,982			130,279,317
Expenses
Advisory fees	744,587	4,524,848	2,310,620	(519,124)	A	7,060,931
Administration fees
Fund level	158,422	1,410,128	336,143	(790,371)	A	1,114,322
Class A			420,659	1,478,135	B	1,898,794
Class B			11,994	86,964	B	98,958
Class C			25,505	139,885	B	165,390
Administrator Class			164,378	12,933	B	177,311
Institutional Class			77	357,894	B	357,971
Investor Class			582,543	(103,924)	C	478,619
Custody fees			108,581	(64,008)	A	44,573
Shareholder servicing fees
Class A	281,196	2,117,659	578,517	(10,506)	C	2,966,866
Class B	34,917	103,895	16,161			154,973
Class C	45,194	179,220	35,423	(1,415)	C	258,422
Administrator Class			410,693	32,584	B	443,277
Investor Class			627,695	2,067	B	629,762
Accounting fees	49,985	394,629	58,161	(419,201)	A	83,574
Distribution fees
Class B	104,752	311,683	49,973			466,408
Class C	135,581	537,659	106,270			779,510
Professional fees	34,555	111,858	90,477	64,678	E	301,568
Registration fees	43,626	89,104	53,978	(6,794)	F	179,914
Shareholder reports	26,238	82,505	45,184	(38,482)	F	115,445
Trustees’ fees	4,230	48,312	11,674	(25,305)	F	38,911
Transfer agent fee	115,389	762,831		(878,220)	D	-
Interest expense	52	260,921				260,973
Other fees and expenses	13,329	61,334	17,070	(34,837)	F	56,896
Total expenses	1,792,053	10,996,586	6,061,776	(717,047)		18,133,368
Less
Waived fees and reimbursed expenses	(16)	(628)	(983,113)	(309,714)	G	(1,293,471)
Expense reductions	(40)	(145)	(152)			(337)
Net expenses	1,791,997	10,995,813	5,078,511	(1,026,761)		16,839,560
Net investment income	13,420,562	65,937,963	33,054,471	1,026,761		113,439,757
Realized and unrealized gain (loss) on investments
Net realized gain (loss) from
Securities, foreign currencies and foreign currency translation	(20,334,467)	(16,405,630)	19,078,912			(17,661,185)
Futures transactions			(2,342,232)			(2,342,232)
MMD rate locks transactions			1,160,000			1,160,000
Net realized gain and loss from investments	(20,334,467)	(16,405,630)	17,896,680			(18,843,417)
Net change in unrealized appreciation (depreciation) of
Securities, foreign currencies and foreign currency translation	16,315,142	158,573,169	139,163,775			314,052,086
Futures transactions			3,817,020			3,817,020
MMD rate locks transactions			(1,531,200)			(1,531,200)
Net change in unrealized appreciation (depreciation) of investments	16,315,142	158,573,169	141,449,595			316,337,906
Net realized and unrealized gain (loss) on investments	(4,019,325)	142,167,539	159,346,275			297,494,489
Net increase (decrease) in net assets resulting from operations	$9,401,237	$208,105,502	$192,400,746	1,026,761		$410,934,246
A	Reflects a decrease based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
B	Reflects an increase based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
C	Reflects a decrease based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects a decrease as this fee is included in the administration fee of the combined surviving fund.
E	Reflects an increase based on the expected fixed costs of the combined surviving fund.
F	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
G	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Municipal Bond Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

December 31, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage Municipal Bond Fund (“Wells Fargo Municipal Bond Fund”), Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund (each, a “Fund”) at December 31, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of each of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund. Each Reorganization provides for the acquisition of all the assets and all the liabilities of each of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund by Wells Fargo Municipal Bond Fund, in a tax-free exchange for shares of Wells Fargo Municipal Bond Fund at net asset value. As a result of the Reorganization, existing Class A, Class B, Class C and Class I shareholders of Evergreen High Income Municipal Bond Fund would become shareholders of Class A, Class B, Class C and Administrator Class, respectively, of Wells Fargo Municipal Bond Fund. As a result of the Reorganization, existing Class A, Class B, Class C and Class I shareholders of Evergreen Municipal Bond Fund would become shareholders of Class A, Class B, Class C and Institutional Class, respectively, of Wells Fargo Municipal Bond Fund.

Each Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo Municipal Bond Fund and each of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on December 31, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 9 – Pro Forma Operating Expenses.

Following the Reorganizations, the Wells Fargo Municipal Bond Fund will be the accounting and performance survivor. Wells Fargo Municipal Bond Fund will be the accounting and performance survivor for each Fund that approves the Reorganization; however, the Reorganization of each of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund will proceed individually once each receives shareholder approval and is not dependent on the other Fund’s shareholder approval.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by the Wells Fargo Funds Management, LLC (“Funds Management”) and/or Evergreen Investment Management Company, LLC (“EIMC”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo Municipal Bond Fund . As of December 31, 2009, securities held by Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo Municipal Bond Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and representative of the securities’ market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion or discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3.	FUTURES CONTRACTS

The Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

4.	WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

5.	INVERSE FLOATING-RATE OBLIGATIONS

The Funds may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

6.	MUNICIPAL MARKET DATA RATE LOCKS

The Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. A Fund may purchase and sell Municipal Market Data Rate Locks (“MMD Rate Locks”). A Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. An MMD Rate Lock is a contract between a Fund and an MMD Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to a Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

7.	FEDERAL TAXES

Each of the Funds has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo Municipal Bond Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund and Wells Fargo Municipal Bond Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

As of September 30, 2009, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund and Wells Fargo Municipal Bond Fund had $65,460,364, $80,744,770 and $7,183,372, respectively, in capital loss carryovers for federal income tax purposes.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

8.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo Municipal Bond Fund that would have been issued at December 31, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of each fund to be acquired as of December 31, 2009, divided by the net asset value per share of the shares of Wells Fargo Municipal Bond Fund as of December 31, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at December 31, 2009:

Class of Shares	Shares of Wells Fargo Municipal Bond Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class A	32,339,674	103,318,705	135,658,379
Class B	517,205	4,669,698	5,186,903
Class C	2,252,037	9,766,866	12,018,903
Administrator Class	19,772,508	1,720,096	21,492,604
Institutional Class	67,333	44,199,374	44,266,707
Investor Class	31,218,966	0	31,218,966
9.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve months ending December 31, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo Municipal Bond Fund and each of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund for the twelve months ended December 31, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended December 31, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo Municipal Bond Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

10.	REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

Funds Management does not expect that any of these legal actions, inquiries or investigations currently pending or threatened would or will have a material adverse impact on the financial position or operations of any of the Wells Fargo Advantage funds to which these pro forma financial statements relate.

WELLS FARGO FUNDS TRUST

FORMS OF PROXY CARDS

PROXY

EVERGREEN EQUITY INDEX FUND

A series of Evergreen Select Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Equity Index Fund (“Equity Index Fund”), a series of Evergreen Select Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Equity Index Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                  PROXY

EVERGREEN EQUITY INDEX FUND

A series of Evergreen Select Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN SELECT EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN SELECT EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of _____, 2010, providing for the acquisition of all the assets of Evergreen Equity Index Fund (“Equity Index Fund”), a series of Evergreen Select Equity Trust, by Wells Fargo Advantage Index Fund (“Index Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of Index Fund and the assumption by Index Fund of all of the liabilities of Equity Index Fund.  The Plan also provides for the distribution of those shares of Index Fund to shareholders of Equity Index Fund in liquidation and subsequent termination of Equity Index Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof.

  PROXY

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND

A series of Evergreen Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Fundamental Mid Cap Value Fund (“Fundamental Mid Cap Value Fund”), a series of Evergreen Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Fundamental Mid Cap Value Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND

A series of Evergreen Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Fundamental Mid Cap Value Fund (“Fundamental Mid Cap Value Fund”), a series of Evergreen Equity Trust, by Wells Fargo Advantage Mid Cap Disciplined Fund (“Mid Cap Disciplined Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of Mid Cap Disciplined Fund and the assumption by Mid Cap Disciplined Fund of all of the liabilities of Fundamental Mid Cap Value Fund.  The Plan also provides for the distribution of those shares of Mid Cap Disciplined Fund to shareholders of Fundamental Mid Cap Value Fund in liquidation and subsequent termination of Fundamental Mid Cap Value Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN MID CAP GROWTH FUND

A series of Evergreen Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Mid Cap Growth Fund (“Mid Cap Growth Fund”), a series of Evergreen Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Mid Cap Growth Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN MID CAP GROWTH FUND

A series of Evergreen Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Mid Cap Growth Fund (“Mid Cap Growth Fund”), a series of Evergreen Equity Trust, by Wells Fargo Advantage Mid Cap Growth Fund (“WFA Mid Cap Growth Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Mid Cap Growth Fund and the assumption by WFA Mid Cap Growth Fund of all of the liabilities of Mid Cap Growth Fund.  The Plan also provides for the distribution of those shares of WFA Mid Cap Growth Fund to shareholders of Mid Cap Growth Fund in liquidation and subsequent termination of Mid Cap Growth Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND

A series of Evergreen Municipal Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Short-Intermediate Municipal Bond Fund (“Short-Intermediate Municipal Bond Fund”), a series of Evergreen Municipal Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Short-Intermediate Municipal Bond Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                    PROXY

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND

A series of Evergreen Municipal Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Short-Intermediate Municipal Bond Fund (“Short-Intermediate Municipal Bond Fund”), a series of Evergreen Municipal Trust, by Wells Fargo Advantage Short-Term Municipal Bond Fund (“Short-Term Municipal Bond Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of Short-Term Municipal Bond Fund and the assumption by Short-Term Municipal Bond Fund of all of the liabilities of Short-Intermediate Municipal Bond Fund.  The Plan also provides for the distribution of those shares of Short-Term Municipal Bond Fund to shareholders of Short-Intermediate Municipal Bond Fund in liquidation and subsequent termination of Short-Intermediate Municipal Bond Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND

A series of Evergreen Municipal Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen High Income Municipal Bond Fund (“High Income Municipal Bond Fund”), a series of Evergreen Municipal Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of High Income Municipal Bond Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

          PROXY

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND

A series of Evergreen Municipal Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen High Income Municipal Bond Fund (“High Income Municipal Bond Fund”), a series of Evergreen Municipal Trust, by Wells Fargo Advantage Municipal Bond Fund (“Municipal Bond Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of Municipal Bond Fund and the assumption by Municipal Bond Fund of all of the liabilities of High Income Municipal Bond Fund.  The Plan also provides for the distribution of those shares of Municipal Bond Fund to shareholders of High Income Municipal Bond Fund in liquidation and subsequent termination of High Income Municipal Bond Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN MUNICIPAL BOND FUND

A series of Evergreen Municipal Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Municipal Bond Fund (“Municipal Bond Fund”), a series of Evergreen Municipal Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Municipal Bond Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                     PROXY

EVERGREEN MUNICIPAL BOND FUND

A series of Evergreen Municipal Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Municipal Bond Fund (“Municipal Bond Fund”), a series of Evergreen Municipal Trust, by Wells Fargo Advantage Municipal Bond Fund (“WFA Municipal Bond Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Municipal Bond Fund and the assumption by WFA Municipal Bond Fund of all of the liabilities of Municipal Bond Fund.  The Plan also provides for the distribution of those shares of WFA Municipal Bond Fund to shareholders of Municipal Bond Fund in liquidation and subsequent termination of Municipal Bond Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND

A series of Evergreen Municipal Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen California Municipal Bond Fund (“California Municipal Bond Fund”), a series of Evergreen Municipal Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of California Municipal Bond Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                    PROXY

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND

A series of Evergreen Municipal Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen California Municipal Bond Fund (“California Municipal Bond Fund”), a series of Evergreen Municipal Trust, by Wells Fargo Advantage California Tax-Free Fund (“WFA California Tax-Free Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA California Tax-Free Fund and the assumption by WFA California Tax-Free Fund of all of the liabilities of California Municipal Bond Fund.  The Plan also provides for the distribution of those shares of WFA California Tax-Free Fund to shareholders of California Municipal Bond Fund in liquidation and subsequent termination of California Municipal Bond Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN U.S. GOVERNMENT FUND

A series of Evergreen Fixed Income Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen U.S. Government Fund (“U.S. Government Fund”), a series of Evergreen Fixed Income Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of U.S. Government Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                    PROXY

EVERGREEN U.S. GOVERNMENT FUND

A series of Evergreen Fixed Income Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN FIXED INCOME TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN FIXED INCOME TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen U.S. Government Fund (“U.S. Government Fund”), a series of Evergreen Fixed Income Trust, by Wells Fargo Advantage Government Securities Fund (“Government Securities Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of Government Securities Fund and the assumption by Government Securities Fund of all of the liabilities of U.S. Government Fund.  The Plan also provides for the distribution of those shares of Government Securities Fund to shareholders of U.S. Government Fund in liquidation and subsequent termination of U.S. Government Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN INTERNATIONAL EQUITY FUND

A series of Evergreen International Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen International Equity Fund (“International Equity Fund”), a series of Evergreen International Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of International Equity Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                     PROXY

EVERGREEN INTERNATIONAL EQUITY FUND

A series of Evergreen International Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen International Equity Fund (“International Equity Fund”), a series of Evergreen International Trust, by Wells Fargo Advantage International Core Fund (“International Core Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of International Core Fund and the assumption by International Core Fund of all of the liabilities of International Equity Fund.  The Plan also provides for the distribution of those shares of International Core Fund to shareholders of International Equity Fund in liquidation and subsequent termination of International Equity Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND

A series of Evergreen Select Fixed Income Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Intermediate Municipal Bond Fund (“Intermediate Municipal Bond Fund”), a series of Evergreen Select Fixed Income Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Intermediate Municipal Bond Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                         PROXY

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND

A series of Evergreen Select Fixed Income Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN SELECT FIXED INCOME TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN SELECT FIXED INCOME TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Intermediate Municipal Bond Fund (“Intermediate Municipal Bond Fund”), a series of Evergreen Select Fixed Income Trust, by Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (“Intermediate Tax/AMT-Free Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of Intermediate Tax/AMT-Free Fund and the assumption by Intermediate Tax/AMT-Free Fund of all of the liabilities of Intermediate Municipal Bond Fund.  The Plan also provides for the distribution of those shares of Intermediate Tax/AMT-Free Fund to shareholders of Intermediate Municipal Bond Fund in liquidation and subsequent termination of Intermediate Municipal Bond Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

WELLS FARGO FUNDS TRUST

PART C

OTHER INFORMATION

Item 15.	INDEMNIFICATION.

Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant’s Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

Section 1.Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future (each a “Covered Person,” and collectively the “Covered Persons”), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person’s bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

Section 2.Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

As used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, reasonable attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust (“disabling conduct”).

(c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance:

would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

(d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

(i)	a final decision on the merits by a court or other body before whom the proceeding was brought; or

(ii)

in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

(e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

(g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16.	EXHIBITS.

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Exhibit Number	Description
(1)	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(2)	Not Applicable

(3)	Not Applicable.

(4)(a)	Form of Agreement and Plan of Reorganization. Included herewith as Exhibit A to the Prospectus/Proxy Statement in Part A of this Registration Statement.

(4)(b)	Form of Agreement and Plan of Reorganization. Included herewith as Exhibit A to the Prospectus/Proxy Statement in Part A of this Registration Statement.

(5)	Not Applicable.

Exhibit Number	Description
(6)(a)

Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(6)(b)

Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(6)(c)

Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(6)(d)

Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(e)

Investment Sub-Advisory Agreement with Global Index Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.  Appendix B, included by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

Exhibit Number	Description
(6)(f)

Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(6)(g)

Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(6)(h)

Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.

(6)(i)

Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(6)(j)	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.

(6)(k)

Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(l)	Sub-Advisory Agreement with Phocas Financial Corporation, incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.

(6)(m)	Sub-Advisory Agreement with Nelson Capital Management, LLC, incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(6)(n)	Sub-Advisory Agreement with Evergreen Investment Management, LLC (“Evergreen Investments”), incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(7)

Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(8)	Not Applicable.

Exhibit Number	Description
(9)(a)	Master Custodian Agreement with State Street Bank & Trust Company incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(9)(b)

Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 134, filed January 28, 2009. Schedule 4 incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(10)(a)

Distribution Plan, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(10)(b)

Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-Effective Amendment No. No. 131, filed October1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 134, filed January 28, 2009.

(11)	Legal Opinion. Filed herewith.

(12)	[See Item 17(3) of this Part C.] Tax Opinion and Consent of Ropes & Gray LLP. To be filed by Amendment.

(13)(a)

Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(b)

Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A to Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(c)

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.

Exhibit Number	Description
(13)(d)

Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(e)	Administrative and Shareholder Servicing Agreement, Form of Agreement, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.

(14)	Consent of Independent Registered Public Accounting Firm, filed herewith.

(15)	Not Applicable.

(16)	Powers of Attorney, filed herewith.

ITEM 17.	UNDERTAKINGS.

(1)

Wells Fargo Advantage Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the February 22, 2010.

WELLS FARGO FUNDS TRUST

By:	/s/ C. David Messman
C. David Messman Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the February 22, 2010.

SIGNATURES	TITLE

President and/or Principal Executive Officer
Karla M. Rabusch *

Kasey Phillips*	Treasurer
(Principal Financial Officer)

A Majority of the Trustees*
Trustee
Isaiah Harris, Jr.	Trustee
Peter G. Gordon	Trustee
Judith M, Johnson	Trustee
David F. Larcker	Trustee
Timothy J. Penny	Trustee
Donald C. Willeke	Trustee
Olivia S. Mitchell	Trustee

/s/ C. David Messman
*By:
C. David Messman
(Attorney-in-Fact)

WELLS FARGO FUNDS TRUST

N-14 Exhibit Index

Exhibit Number	Description

11	Legal Opinion
14	Consent of Independent Registered Public Accounting Firm
16	Powers of Attorney